UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000, San Jose, California 95128

(Address of principal executive offices) (zip code)

Christopher D. Stanley, Esq.
Chief Legal Officer
SA Funds – Investment Trust
3055 Olin Avenue, Suite 2000
San Jose, California 95128

(Name and address of agent for service)

Copy to:

R. Darrell Mounts, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, DC 20006

Brian F. Link, Esq.
State Street Bank and Trust Company
Mail Code: JHT 1732
200 Clarendon Street
Boston, MA 02116

Registrant’s telephone number, including area code: 408-260-3100

Date of fiscal year end: June 30
Date of reporting period: December 31, 2012

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT December 31, 2012

Any information in this shareholder report regarding market or economic trends or the factors influencing the performance of SA Funds – Investment Trust (the “Trust”) are statements of the opinion of Trust management as of the date of this report. Any such opinion is subject to change at any time based upon market or other conditions and we disclaim responsibility to update such opinions. These statements should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that stated investment objectives will be achieved.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2012 (Unaudited)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 95.4%
Australia — 1.5%
Commonwealth Bank of Australia,
3.750%, 10/15/14	USD	$3,000,000	$3,155,271
Westpac Banking Corp.,
2.100%, 8/02/13	USD	2,650,000	2,675,922
			5,831,193
Canada — 6.0%
Bank of Nova Scotia,
2.250%, 1/22/13	USD	3,700,000	3,704,118
Bank of Nova Scotia,
2.375%, 12/17/13	USD	6,000,000	6,115,452
Ontario Electricity Financial Corp.,
7.450%, 3/31/13	USD	4,461,000	4,537,564
Province of Ontario Canada,
1.375%, 1/27/14	USD	1,000,000	1,011,140
Royal Bank of Canada,
1.125%, 1/15/14	USD	4,000,000	4,028,092
Royal Bank of Canada MTN,
2.100%, 7/29/13	USD	3,000,000	3,027,681
Toronto-Dominion Bank (The),
1.375%, 7/14/14	USD	1,000,000	1,013,539
			23,437,586
France — 0.9%
Caisse d’Amortissement
de la Dette Sociale,
1.250%, 7/11/14	USD	2,000,000	2,024,260
Sanofi, 1.625%, 3/28/14	USD	1,522,000	1,543,943
			3,568,203
Germany — 1.4%
Kreditanstalt fuer Wiederaufbau,
1.375%, 1/13/14	USD	3,500,000	3,538,983
Landwirtschaftliche Rentenbank,
3.250%, 3/15/13	USD	2,000,000	2,012,102
			5,551,085
Netherlands — 1.4%
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA,
1.850%, 1/10/14	USD	5,400,000	5,473,170

Supranational — 1.6%
European Investment Bank,
1.500%, 5/15/14	USD	2,200,000	2,234,001
European Investment Bank,
3.000%, 4/08/14	USD	4,000,000	4,131,248
			6,365,249
United States — 82.6%
3M Co. MTN, 4.375%, 8/15/13		1,000,000	1,025,740
Bank of New York Mellon Corp.
(The), 0.583%, 7/28/14(a)		350,000	350,779
Bank of New York Mellon Corp.
(The), 4.300%, 5/15/14		7,500,000	7,884,900
Bank of New York Mellon Corp.
(The), 5.125%, 8/27/13		2,194,000	2,262,249
Berkshire Hathaway Finance
Corp., 0.680%, 1/10/14(a)		6,098,000	6,120,136
Berkshire Hathaway Finance
Corp., 1.500%, 1/10/14		715,000	723,233
Berkshire Hathaway, Inc.,
1.010%, 8/15/14(a)		3,300,000	3,335,402
Federal Home Loan Banks,
0.340%, 12/18/13		4,400,000	4,407,814
Federal Home Loan Banks,
0.375%, 11/27/13		5,900,000	5,911,706
Federal Home Loan Banks,
0.375%, 1/29/14		6,700,000	6,715,035
Federal Home Loan Banks,
0.500%, 8/28/13		8,500,000	8,519,252
Federal Home Loan Banks,
2.375%, 3/14/14		41,200,000	42,282,036
Federal Home Loan Banks,
2.500%, 6/13/14		500,000	516,479
Federal Home Loan Banks,
3.125%, 12/13/13		800,000	822,480
Federal Home Loan Banks,
4.875%, 11/27/13		5,000,000	5,213,285
Federal Home Loan Banks,
5.125%, 8/14/13		1,600,000	1,649,398
Federal Home Loan Mortgage
Corp., 0.375%, 10/30/13		23,100,000	23,140,102
Federal Home Loan Mortgage
Corp., 0.375%, 11/27/13		6,700,000	6,713,293
Federal Home Loan Mortgage
Corp., 0.375%, 2/27/14		5,000,000	5,011,385
Federal Home Loan Mortgage
Corp., 0.500%, 10/15/13		6,000,000	6,016,254
Federal Home Loan Mortgage
Corp., 0.625%, 12/23/13		13,000,000	13,055,692
Federal Home Loan Mortgage
Corp., 1.375%, 2/25/14		10,800,000	10,948,284
Federal Home Loan Mortgage
Corp., 2.500%, 4/23/14		2,500,000	2,576,150
Federal Home Loan Mortgage
Corp., 3.000%, 7/28/14		2,000,000	2,085,210
Federal Home Loan Mortgage
Corp., 4.125%, 9/27/13		2,700,000	2,779,231
Federal Home Loan Mortgage
Corp., 4.500%, 7/15/13		1,000,000	1,023,586
Federal Home Loan Mortgage
Corp., 4.500%, 1/15/14		1,500,000	1,567,037

See notes to financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Federal National
Mortgage Association,
0.750%, 12/18/13	$33,150,000	$33,348,933
Federal National
Mortgage Association,
1.125%, 9/30/13	14,700,000	14,806,046
Federal National
Mortgage Association,
2.750%, 3/13/14	5,500,000	5,668,795
Federal National
Mortgage Association,
2.875%, 12/11/13	11,400,000	11,694,941
Federal National
Mortgage Association,
3.000%, 9/16/14	2,500,000	2,619,742
Federal National
Mortgage Association,
3.875%, 7/12/13	1,500,000	1,529,990
Federal National
Mortgage Association,
4.625%, 10/15/14	3,400,000	3,664,673
General Electric Capital Corp.,
0.568%, 9/15/14(a)	500,000	499,611
General Electric Capital Corp.,
2.100%, 1/07/14	8,200,000	8,336,669
General Electric Capital Corp.,
4.750%, 9/15/14	500,000	534,016
General Electric Capital Corp.
MTN, 5.500%, 6/04/14	1,500,000	1,601,817
International Business
Machines Corp. (IBM),
1.250%, 5/12/14	6,000,000	6,073,434
International Business
Machines Corp. (IBM),
2.100%, 5/06/13	1,000,000	1,006,326
JPMorgan Chase & Co. MTN,
1.116%, 1/24/14(a)	1,200,000	1,208,369
JPMorgan Chase & Co. MTN,
1.650%, 9/30/13	8,750,000	8,824,121
Microsoft Corp.,
2.950%, 6/01/14	4,000,000	4,148,796
PepsiCo, Inc.,
0.390%, 5/10/13(a)	6,305,000	6,309,325
Private Export Funding Corp.,
Series Y, 3.550%, 4/15/13	3,055,000	3,085,183
Procter & Gamble Co. (The),
0.210%, 2/14/14(a)	5,000,000	4,998,190
Toyota Motor Credit Corp.,
1.250%, 11/17/14	1,000,000	1,014,596
Toyota Motor Credit Corp. MTN,
0.481%, 12/05/14(a)	500,000	499,954
US Bancorp, 2.000%, 6/14/13	5,232,000	5,270,335
US Bancorp MTN,
2.875%, 11/20/14	4,600,000	4,793,002
Wachovia Corp. MTN,
0.503%, 8/01/13(a)	6,000,000	6,008,874
Wal-Mart Stores, Inc.,
3.000%, 2/03/14	500,000	514,722
Wal-Mart Stores, Inc.,
3.200%, 5/15/14	9,500,000	9,871,982
Wells Fargo & Co.,
4.375%, 1/31/13	3,100,000	3,109,272
		323,697,862
TOTAL BONDS AND NOTES
(Identified Cost $373,057,060)		373,924,348

SHORT-TERM INVESTMENTS — 4.0%
Australia — 0.4%
National Australia Bank YCD,
1.513%, 1/30/14(a)	1,630,000	1,646,318

Finland — 2.7%
Nordea Bank YCD,
0.793%, 4/05/13(a)	9,000,000	9,011,826
Nordea Bank YCD,
0.783%, 1/27/14(a)	1,500,000	1,505,536
		10,517,362

	SHARES	VALUE†
United States — 0.9%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	3,691,728	3,691,728
		3,691,729
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $15,824,025)		15,855,409

Total Investments — 99.4%
(Identified Cost $388,881,085)#		389,779,757
Cash and Other Assets, Less
Liabilities — 0.6%		2,442,291
Net Assets — 100.0%		$392,222,048

See notes to financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

†	See Note 1.
(a)	Variable or Floating Rate Bond. Rate disclosed is as of December 31, 2012.
#	At December 31, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $388,881,085. Net unrealized appreciation aggregated $898,672 of which $924,802 related to appreciated investment securities and $26,130 related to depreciated investment securities.

Key to abbreviations:
MTN — Medium Term Note
USD — U.S. Dollar
YCD — Yankee Certificate of Deposits

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2012 (Unaudited)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 98.5%
Australia — 5.2%
Commonwealth Bank of Australia,
1.900%, 9/18/17(a)	USD	1,500,000	$1,535,358
National Australia Bank Ltd.,
5.375%, 12/08/14	GBP	1,500,000	2,627,057
Suncorp-Metway Ltd.,
4.000%, 1/16/14	GBP	7,000,000	11,760,816
Westpac Banking Corp.,
2.900%, 9/10/14	USD	5,000,000	5,207,305
Westpac Banking Corp.,
3.000%, 8/04/15	USD	2,000,000	2,113,658
Westpac Banking Corp.,
3.750%, 12/01/14	CAD	6,000,000	6,214,980
			29,459,174
Austria — 4.9%
Austria Government Bond,
4.000%, 9/15/16(b)	EUR	10,500,000	15,721,560
Austria Government Bond,
4.300%, 9/15/17(b)	EUR	400,000	619,515
Oesterreichische Kontrollbank
AG, 1.750%, 10/05/15(a)	USD	3,000,000	3,094,785
Oesterreichische Kontrollbank
AG, 2.000%, 6/03/16(a)	USD	8,000,000	8,316,472
			27,752,332
Canada — 14.3%
Bank of Nova Scotia,
3.400%, 1/22/15	USD	5,000,000	5,274,020
Bank of Nova Scotia,
3.430%, 7/16/14	CAD	2,000,000	2,066,070
Canada Housing Trust No 1,
2.750%, 12/15/14(b)	CAD	14,000,000	14,491,203
Province of Alberta Canada,
2.750%, 12/01/14	CAD	13,800,000	14,272,394
Province of Ontario Canada,
0.950%, 5/26/15	USD	3,000,000	3,040,356
Province of Ontario Canada,
4.100%, 6/16/14	USD	9,800,000	10,332,650
Royal Bank of Canada,
2.875%, 4/19/16(a)	USD	4,500,000	4,766,504
Royal Bank of Canada,
4.970%, 6/05/14	CAD	6,000,000	6,336,885
Royal Bank of Canada,
5.060%, 7/17/13	CAD	4,000,000	4,102,463
Toronto-Dominion Bank (The),
2.375%, 10/19/16(a)	USD	15,499,999	16,302,760
			80,985,305
Denmark — 1.1%
Denmark Government Bond,
2.500%, 11/15/16	DKK	33,115,000	6,418,667

Finland — 3.7%
Finland Government Bond,
1.875%, 4/15/17	EUR	11,700,000	16,453,610
Municipality Finance PLC,
2.375%, 5/16/16	USD	4,000,000	4,212,636
			20,666,246
France — 8.8%
Agence Francaise de
Developpement,
4.875%, 10/30/13	GBP	1,400,000	2,350,212
Caisse d’Amortissement
de la Dette Sociale,
2.125%, 4/12/17(a)	USD	3,000,000	3,119,196
Caisse d’Amortissement
de la Dette Sociale,
2.250%, 12/07/15	GBP	2,300,000	3,877,330
Caisse d’Amortissement
de la Dette Sociale,
4.125%, 4/25/17	EUR	6,300,000	9,578,793
France Government Bond OAT,
5.000%, 10/25/16	EUR	2,500,000	3,872,719
Reseau Ferre de France,
2.375%, 12/23/15(a)	GBP	8,700,000	14,678,110
Societe Financement de
l’Economie Francaise,
2.875%, 9/22/14	USD	8,500,000	8,847,123
Total Capital SA,
5.500%, 1/29/13	GBP	2,200,000	3,589,175
			49,912,658
Germany — 11.0%
Bundesobligation,
0.750%, 2/24/17	EUR	6,000,000	8,106,135
Kreditanstalt fuer Wiederaufbau,
3.750%, 9/07/16	GBP	2,600,000	4,670,195
Kreditanstalt fuer Wiederaufbau,
4.125%, 7/04/17	EUR	3,800,000	5,832,588
Kreditanstalt fuer Wiederaufbau,
5.500%, 12/07/15	GBP	1,600,000	2,959,436
Kreditanstalt fuer Wiederaufbau,
5.625%, 8/25/17	GBP	1,000,000	1,965,570
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
1.000%, 10/15/13	USD	2,400,000	2,411,894
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
2.250%, 7/15/16(a)	USD	13,200,000	13,845,150
Landwirtschaftliche Rentenbank,
0.875%, 9/12/17(a)	USD	1,000,000	1,001,573
Landwirtschaftliche Rentenbank,
2.500%, 2/15/16	USD	2,800,000	2,966,594
Landwirtschaftliche Rentenbank,
3.125%, 7/15/15	USD	1,000,000	1,066,153
Landwirtschaftliche Rentenbank,
3.250%, 12/07/16(a)	GBP	1,200,000	2,134,876

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Germany (Continued)
Landwirtschaftliche Rentenbank,
4.375%, 11/27/17	EUR	3,700,000	$5,777,278
NRW.Bank, 1.625%, 12/15/13(a)	GBP	4,000,000	6,554,779
NRW.Bank, 4.500%, 5/29/17	EUR	2,000,000	3,080,821
			62,373,042
Japan — 0.2%
Development Bank of Japan,
4.250%, 6/09/15	USD	1,000,000	1,089,596

Netherlands — 10.0%
Bank Nederlandse Gemeenten
NV, 2.750%, 7/01/15	USD	9,000,000	9,464,508
Bank Nederlandse Gemeenten
NV, 3.000%, 3/30/17	EUR	2,000,000	2,896,130
Bank Nederlandse Gemeenten
NV, 4.750%, 4/22/13(a)	GBP	1,400,000	2,303,229
Nederlandse Waterschapsbank
NV, 2.000%, 9/09/15	USD	2,400,000	2,485,207
Nederlandse Waterschapsbank
NV, 2.125%, 2/09/17(a)	USD	1,700,000	1,765,064
Nederlandse Waterschapsbank
NV, 2.375%, 6/04/15	EUR	8,100,000	11,234,371
Nederlandse Waterschapsbank
NV, 3.000%, 3/17/15	USD	1,000,000	1,051,537
Netherlands Government Bond,
4.000%, 7/15/16(b)	EUR	3,500,000	5,234,459
NIBC Bank NV,
3.500%, 4/07/14	EUR	3,000,000	4,125,818
Rabobank Nederland NV,
4.000%, 9/10/15	GBP	9,000,000	15,640,500
			56,200,823
New Zealand — 1.1%
ASB Finance Ltd.,
3.250%, 12/09/13	GBP	3,700,000	6,112,570

Norway — 2.7%
Kommunalbanken AS,
1.000%, 9/26/17	USD	4,780,000	4,782,227
Kommunalbanken AS,
2.250%, 12/30/13	GBP	1,700,000	2,808,567
Kommunalbanken AS,
2.375%, 1/19/16	USD	7,500,000	7,897,313
			15,488,107
Supranational — 15.0%
Asian Development Bank,
2.625%, 2/09/15	USD	2,622,000	2,745,596
Council of Europe Development
Bank, 1.500%, 1/15/15(a)	USD	9,985,000	10,196,802
Council of Europe Development
Bank, 5.000%, 1/29/14	USD	1,500,000	1,574,427
Eurofima, 4.250%, 2/04/14(a)	USD	7,600,000	7,921,282
Eurofima, 5.000%, 4/03/17(a)	USD	3,000,000	3,481,821
Eurofima, 6.125%, 10/14/14	GBP	1,000,000	1,776,239
European Bank for
Reconstruction & Development,
0.500%, 1/30/15	EUR	5,634,000	7,415,847
European Bank for Reconstruction
and Development,
5.875%, 8/04/14	GBP	1,000,000	1,758,024
European Financial Stability
Facility, 2.750%, 12/05/16(a)	EUR	4,000,000	5,727,789
European Investment Bank,
2.750%, 3/23/15	USD	2,000,000	2,098,644
European Investment Bank,
2.875%, 1/15/15	USD	1,300,000	1,363,852
European Investment Bank,
3.000%, 12/07/15	GBP	500,000	865,022
European Investment Bank,
3.125%, 3/03/17	EUR	4,000,000	5,869,457
European Investment Bank,
3.250%, 12/07/16(a)	GBP	3,300,000	5,836,220
International Finance
Facility for Immunisation,
3.375%, 5/15/14	GBP	8,800,000	14,809,142
Nordic Investment Bank,
2.500%, 7/15/15(a)	USD	1,000,000	1,052,749
Nordic Investment Bank,
2.625%, 10/06/14(a)	USD	2,000,000	2,081,900
Nordic Investment Bank,
5.000%, 2/01/17	USD	5,500,000	6,455,361
Nordic Investment Bank,
5.750%, 12/16/14	GBP	1,040,000	1,860,531
			84,890,705
Sweden — 4.1%
Nordea Bank AB,
3.875%, 12/15/15	GBP	4,100,000	7,143,659
Svensk Exportkredit AB,
1.750%, 5/30/17(a)	USD	1,700,000	1,746,731
Svensk Exportkredit AB,
2.125%, 7/13/16(a)	USD	3,000,000	3,120,357
Svensk Exportkredit AB,
3.250%, 9/16/14(a)	USD	10,400,000	10,888,134
			22,898,881
United Kingdom — 3.0%
United Kingdom Gilt,
1.750%, 1/22/17	GBP	10,000,000	16,939,845

United States — 13.4%
Bank of New York Mellon Corp.
(The), 2.300%, 7/28/16(a)	USD	2,285,000	2,390,457
Bank of New York Mellon Corp.
(The), 2.500%, 1/15/16	USD	1,500,000	1,572,990
Bank of New York Mellon Corp.
(The), 4.300%, 5/15/14	USD	3,000,000	3,153,960
Bank of New York Mellon Corp.
(The), 5.125%, 8/27/13	USD	3,000,000	3,093,321
Berkshire Hathaway, Inc.,
2.200%, 8/15/16(a)	USD	15,000,000	15,664,440

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Federal National
Mortgage Association,
0.875%, 12/20/17(a)	USD	6,000,000	$6,019,014
General Electric Capital Corp.,
1.875%, 9/16/13	USD	4,000,000	4,040,156
General Electric Capital Corp.,
2.250%, 11/09/15	USD	10,520,000	10,871,673
Google, Inc.,
2.125%, 5/19/16(a)	USD	14,454,000	15,105,225
Nestle Holdings, Inc.,
2.125%, 3/12/14	USD	6,000,000	6,123,624
Wal-Mart Stores, Inc.,
2.250%, 7/08/15(a)	USD	1,000,000	1,041,719
Wal-Mart Stores, Inc.,
2.800%, 4/15/16(a)	USD	6,000,000	6,403,998
			75,480,577
TOTAL BONDS AND NOTES
(Identified Cost
$533,988,931)			556,668,528

	SHARES		VALUE†
SHORT-TERM INVESTMENTS — 0.9%
United States — 0.9%
SSgA Government Money
Market Fund		1	1
SSgA Money Market Fund		5,208,532	5,208,532
			5,208,533
TOTAL SHORT-TERM
INVESTMENTS
(Identified Cost $5,208,533)			5,208,533

COLLATERAL FOR SECURITIES ON LOAN — 15.9%
Short-Term — 15.9%
State Street Navigator Securities
Lending Prime Portfolio		90,122,203	90,122,203

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $90,122,203)			90,122,203

Total Investments — 115.3%
(Identified Cost
$629,319,667)#			651,999,264
Liabilities, Less Cash and
Other Assets — (15.3%)			(86,601,057)
Net Assets — 100.0%			$565,398,207

†	See Note 1.
(a)	A portion or all of the security was held on loan. As of December 31, 2012, the market value of the securities on loan was $88,206,384.
(b)	144A securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2012 amounted to $36,066,737 or 6.38% of the net assets of the Fund.
#

At December 31, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $629,319,667. Net unrealized appreciation aggregated $22,679,597 of which $22,840,818 related to appreciated investment securities and $161,221 related to depreciated investment securities.

Key to abbreviations:
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — British Pound
USD — U.S. Dollar

Ten Largest Industry Holdings as of December 31, 2012
(As a percentage of net assets):

Industry	Percentage
Financial	18.0%
Banks	15.8%
Supranational Organizations	14.0%
Foreign Government/Agency-Germany	9.6%
Foreign Government/Agency-France	7.5%
Foreign Government/Agency-Canada	7.5%
Foreign Government/Agency-Netherlands	7.2%
Industrial	5.1%
Foreign Government/Agency-Austria	4.1%
Foreign Government/Agency-United Kingdom	3.0%

Country Weightings
(% of portfolio market value)

See notes to financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.4%
Aerospace & Defense — 2.2%
United Technologies Corp.	23,264	$1,907,881
Other Securities^(a)	113,652	7,330,820
		9,238,701
Air Freight & Logistics — 0.7%
Other Securities^	42,032	2,814,815
		2,814,815
Airlines — 0.2%
Other Securities^(a)	54,075	766,586
		766,586
Auto Components — 0.4%
Other Securities^(a)	47,643	1,609,788
		1,609,788
Automobiles — 0.6%
Other Securities^(a)	130,541	2,336,781
		2,336,781
Beverages — 2.0%
Coca-Cola Co. (The)	108,040	3,916,450
PepsiCo, Inc.	42,256	2,891,578
Other Securities^	34,662	1,563,155
		8,371,183
Biotechnology — 1.8%
Amgen, Inc.	21,322	1,840,515
Gilead Sciences, Inc.*	21,342	1,567,570
Other Securities^(a)	59,179	3,913,084
		7,321,169
Building Products — 0.2%
Other Securities^(a)	22,200	644,343
		644,343
Capital Markets — 2.0%
Goldman Sachs Group, Inc. (The)	13,092	1,670,015
Other Securities^(a)	213,438	6,785,559
		8,455,574
Chemicals — 2.6%
Other Securities^(a)	176,404	10,717,284
		10,717,284
Commercial Banks — 2.9%
US Bancorp	53,625	1,712,782
Wells Fargo & Co.	140,820	4,813,228
Other Securities^(a)	276,518	5,462,777
		11,988,787
Commercial Services & Supplies — 0.7%
Other Securities^(a)	87,327	2,727,027
		2,727,027
Communications Equipment — 1.8%
Cisco Systems, Inc.	143,621	2,822,153
QUALCOMM, Inc.	47,664	2,956,121
Other Securities^(a)	75,850	1,661,871
		7,440,145
Computers & Peripherals — 4.3%
Apple, Inc.	25,557	13,622,648
Other Securities^(a)	198,162	4,179,368
		17,802,016
Construction & Engineering — 0.3%
Other Securities^	29,003	1,061,358
		1,061,358
Construction Materials — 0.1%
Other Securities^(a)	5,591	348,783
		348,783
Consumer Finance — 0.8%
American Express Co.	27,856	1,601,163
Other Securities^	44,533	1,754,042
		3,355,205
Containers & Packaging — 0.3%
Other Securities^(a)	37,329	1,163,036
		1,163,036
Distributors — 0.1%
Other Securities^(a)	13,405	495,434
		495,434
Diversified Consumer Services — 0.1%
Other Securities^(a)	23,152	506,357
		506,357
Diversified Financial Services — 3.1%
Bank of America Corp.	302,087	3,504,209
Citigroup, Inc.	83,266	3,294,003
JPMorgan Chase & Co.	106,894	4,700,129
Other Securities^	38,472	1,602,944
		13,101,285
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	156,925	5,289,942
Verizon Communications, Inc.	79,614	3,444,898
Other Securities^(a)	67,714	1,106,174
		9,841,014
Electric Utilities — 1.9%
Other Securities^(a)	197,960	8,011,638
		8,011,638
Electrical Equipment — 0.8%
Other Securities^(a)	66,249	3,396,190
		3,396,190
Electronic Equipment, Instruments & Components — 0.6%
Other Securities^(a)	102,049	2,564,285
		2,564,285
Energy Equipment & Services — 1.9%
Schlumberger Ltd.	37,072	2,568,719
Other Securities^(a)	143,910	5,328,698
		7,897,417

See notes to financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Staples Retailing — 2.1%
CVS Caremark Corp.	34,429	$1,664,642
Wal-Mart Stores, Inc.	50,725	3,460,967
Other Securities^(a)	84,627	3,828,435
		8,954,044
Food Products — 1.8%
Other Securities^(a)	199,098	7,450,102
		7,450,102
Gas Utilities — 0.2%
Other Securities^(a)	29,162	1,055,380
		1,055,380
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	43,619	2,857,045
Other Securities^(a)	173,474	7,441,670
		10,298,715
Health Care Providers & Services — 2.0%
UnitedHealth Group, Inc.	28,846	1,564,607
Other Securities^(a)	139,244	6,827,816
		8,392,423
Health Care Technology — 0.1%
Other Securities^	9,354	425,310
		425,310
Hotels, Restaurants & Leisure — 1.9%
McDonald’s Corp.	26,684	2,353,796
Other Securities^(a)	126,106	5,471,629
		7,825,425
Household Durables — 0.5%
Other Securities^(a)	60,627	2,071,074
		2,071,074
Household Products — 1.9%
Procter & Gamble Co. (The)	74,738	5,073,963
Other Securities^	34,469	2,951,891
		8,025,854
Independent Power Producers & Energy Traders — 0.1%
Other Securities^	34,642	523,370
		523,370
Industrial Conglomerates — 2.1%
3M Co.	18,377	1,706,304
General Electric Co.	295,028	6,192,638
Other Securities^	18,086	1,015,684
		8,914,626
Insurance — 3.9%
Berkshire Hathaway, Inc., Class B*	49,185	4,411,894
Other Securities^(a)	316,139	11,793,250
		16,205,144
Internet & Catalog Retail — 1.0%
Amazon.com, Inc.*	10,049	2,523,706
Other Securities^(a)	24,777	1,622,328
		4,146,034
Internet Software & Services — 2.1%
eBay, Inc.*	32,708	1,668,762
Google, Inc., Class A*	7,189	5,099,661
Other Securities^(a)	57,822	2,136,652
		8,905,075
IT Services — 3.7%
International Business Machines Corp.	29,394	5,630,421
Visa, Inc., Class A	14,863	2,252,934
Other Securities^(a)	149,086	7,475,504
		15,358,859
Leisure Equipment & Products — 0.2%
Other Securities^(a)	16,797	684,000
		684,000
Life Sciences Tools & Services — 0.6%
Other Securities^(a)	41,281	2,310,547
		2,310,547
Machinery — 2.2%
Caterpillar, Inc.	17,650	1,581,087
Other Securities^(a)	134,631	7,586,072
		9,167,159
Marine — 0.0%
Other Securities^(a)	2,800	128,688
		128,688
Media — 3.5%
Comcast Corp., Class A	60,616	2,265,826
Comcast Corp., Class A Special	14,850	533,857
Walt Disney Co. (The)	46,092	2,294,921
Other Securities^(a)	330,203	9,602,979
		14,697,583
Metals & Mining — 0.8%
Other Securities^(a)	123,295	3,449,186
		3,449,186
Multi-Utilities — 1.1%
Other Securities^(a)	126,853	4,779,553
		4,779,553
Multiline Retail — 0.7%
Other Securities^(a)	68,582	3,057,028
		3,057,028
Office Electronics — 0.1%
Other Securities^	39,697	321,858
		321,858
Oil, Gas & Consumable Fuels — 8.3%
Chevron Corp.	53,138	5,746,343
ConocoPhillips	31,480	1,825,525
Exxon Mobil Corp.	129,601	11,216,967
Occidental Petroleum Corp.	21,783	1,668,796
Other Securities^(a)	351,764	14,247,896
		34,705,527

See notes to financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Paper & Forest Products — 0.2%
Other Securities^	21,385	$790,252
		790,252
Personal Products — 0.2%
Other Securities^(a)	23,788	735,114
		735,114
Pharmaceuticals — 4.6%
Johnson & Johnson	76,095	5,334,260
Merck & Co., Inc.	85,189	3,487,638
Pfizer, Inc.	199,631	5,006,745
Other Securities^(a)	127,233	5,330,929
		19,159,572
Professional Services — 0.2%
Other Securities^(a)	20,346	1,030,086
		1,030,086
Real Estate Investment Trusts (REITs) — 0.0%
Other Securities^	1,358	52,229

Real Estate Management & Development — 0.1%
Other Securities^(a)	16,906	455,642
		455,642
Road & Rail — 0.9%
Union Pacific Corp.	13,300	1,672,076
Other Securities^(a)	62,578	2,103,362
		3,775,438
Semiconductors & Semiconductor Equipment — 2.0%
Intel Corp.	134,522	2,775,189
Other Securities^(a)	274,348	5,507,805
		8,282,994
Software — 3.5%
Microsoft Corp.	207,059	5,534,687
Oracle Corp.	104,058	3,467,213
Other Securities^(a)	166,344	5,681,263
		14,683,163
Specialty Retail — 2.4%
Home Depot, Inc. (The)	43,721	2,704,144
Other Securities^(a)	199,611	7,448,207
		10,152,351
Textiles, Apparel & Luxury Goods — 0.7%
Other Securities^(a)	48,224	3,035,005
		3,035,005
Thrifts & Mortgage Finance — 0.1%
Other Securities^(a)	47,074	600,691
		600,691
Tobacco — 1.6%
Altria Group, Inc.	54,222	1,703,655
Philip Morris International, Inc.	47,031	3,933,673
Other Securities^(a)	15,391	862,280
		6,499,608
Trading Companies & Distributors — 0.3%
Other Securities^(a)	18,022	1,157,263
		1,157,263
Water Utilities — 0.1%
Other Securities^(a)	8,934	284,481
		284,481
Wireless Telecommunication Services — 0.3%
Other Securities^(a)	107,491	1,454,647
		1,454,647

TOTAL COMMON STOCKS
(Identified Cost $245,637,025)		397,977,301

MUTUAL FUNDS — 4.5%
Other — 4.5%
DFA U.S. Micro Cap Portfolio	1,290,773	18,845,290

TOTAL MUTUAL FUNDS
(Identified Cost $14,944,692)		18,845,290

SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	169	169
		170
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $170)		170

COLLATERAL FOR SECURITIES ON LOAN — 4.5%
Short-Term — 4.5%
State Street Navigator Securities Lending
Prime Portfolio	18,820,469	18,820,469

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $18,820,469)		18,820,469

Total Investments — 104.4%
(Identified Cost $279,402,356)#		435,643,230
Liabilities, Less Cash and
Other Assets — (4.4%)		(18,302,116)
Net Assets — 100.0%		$417,341,114

See notes to financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

†	See Note 1.
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Some of the individual securities within this category may include non-income producing securities.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2012, the market value of the securities on loan was $18,833,880.
#	At December 31, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $279,402,356. Net unrealized appreciation aggregated $156,240,874 of which $166,698,606 related to appreciated investment securities and $10,457,732, related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.1%
Northrop Grumman Corp.	38,682	$2,614,129
Other Securities^(a)	16,686	1,143,733
		3,757,862
Air Freight & Logistics — 0.3%
Other Securities^	9,642	884,364

Airlines — 0.4%
Other Securities^	117,519	1,203,395

Auto Components — 0.0%
Other Securities^(a)	889	49,554
		49,554
Automobiles — 0.3%
Other Securities^	38,279	1,103,584

Beverages — 0.6%
Other Securities^	54,195	2,111,894
		2,111,894
Building Products — 0.4%
Other Securities^	43,417	1,413,307
		1,413,307
Capital Markets — 2.0%
Goldman Sachs Group, Inc. (The)	24,309	3,100,856
Morgan Stanley	110,473	2,112,244
Other Securities^	71,335	1,573,770
		6,786,870
Chemicals — 0.4%
Other Securities^	29,474	1,466,494
		1,466,494
Commercial Banks — 1.6%
SunTrust Banks, Inc.	81,987	2,324,331
Other Securities^(a)	339,919	3,043,280
		5,367,611
Commercial Services & Supplies — 1.1%
Other Securities^	108,495	3,576,490
		3,576,490
Communications Equipment — 0.0%
Other Securities^	3,474	60,490
		60,490
Computers & Peripherals — 0.5%
Other Securities^	57,673	1,583,558
		1,583,558
Construction & Engineering — 0.3%
Other Securities^	28,889	941,739
		941,739
Construction Materials — 0.3%
Other Securities^	19,042	991,136

Consumer Finance — 0.3%
Other Securities^	19,126	1,107,969

Containers & Packaging — 0.1%
Other Securities^	10,220	307,332
		307,332
Diversified Consumer Services — 0.0%
Other Securities^	6,894	95,206

Diversified Financial Services — 9.6%
Bank of America Corp.	977,429	11,338,177
Citigroup, Inc.	306,947	12,142,824
CME Group, Inc.	50,465	2,559,080
JPMorgan Chase & Co.	115,791	5,091,330
Other Securities^	29,133	748,911
		31,880,322
Diversified Telecommunication Services — 5.2%
AT&T, Inc.	419,977	14,157,424
CenturyLink, Inc.	72,865	2,850,479
Other Securities^(a)	41,385	177,128
		17,185,031
Electronic Equipment, Instruments & Components — 0.8%
Other Securities^	140,651	2,690,144
		2,690,144
Energy Equipment & Services — 2.5%
National Oilwell Varco, Inc.	50,996	3,485,577
Other Securities^(a)	189,401	5,003,131
		8,488,708
Food & Staples Retailing — 2.7%
CVS Caremark Corp.	171,916	8,312,139
Other Securities^(a)	39,184	730,520
		9,042,659
Food Products — 4.5%
Archer-Daniels-Midland Co.	99,142	2,715,499
Kraft Foods Group, Inc.	49,415	2,246,900
Mondelez International, Inc., Class A	214,553	5,464,665
Other Securities^	108,599	4,588,388
		15,015,452
Gas Utilities — 0.0%
Other Securities^	86	2,813

Health Care Equipment & Supplies — 0.9%
Other Securities^	250,276	2,846,794
		2,846,794
Health Care Providers & Services — 2.8%
Aetna, Inc.	52,665	2,438,389
Humana, Inc.	23,386	1,604,981
WellPoint, Inc.	52,818	3,217,673
Other Securities^(a)	49,205	2,129,236
		9,390,279

See notes to financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	90,764	$3,337,392
Other Securities^(a)	130,969	3,039,249
		6,376,641
Household Durables — 1.2%
Other Securities^(a)	104,122	4,041,576
		4,041,576
Household Products — 0.0%
Other Securities^	290	23,194

Independent Power Producers & Energy Traders — 0.2%
Other Securities^	27,286	627,305

Industrial Conglomerates — 4.0%
General Electric Co.	630,576	13,235,790

Insurance — 7.7%
Allstate Corp.	42,929	1,724,458
Hartford Financial Services
Group, Inc.	69,673	1,563,462
Loews Corp.	64,227	2,617,250
MetLife, Inc.	149,973	4,940,111
Prudential Financial, Inc.	72,188	3,849,786
Other Securities^(a)	414,094	11,071,106
		25,766,173
Internet & Catalog Retail — 0.6%
Liberty Media Corp. - Interactive,
Class A*	84,056	1,654,222
Other Securities^	3,237	219,339
		1,873,561
Internet Software & Services — 0.6%
Yahoo!, Inc.*	80,584	1,603,622
Other Securities^	8,050	373,689
		1,977,311
IT Services — 0.8%
Other Securities^	70,150	2,551,923
		2,551,923
Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	58,298	3,718,246
Other Securities^(a)	14,189	502,535
		4,220,781
Machinery — 1.0%
Other Securities^(a)	58,291	3,307,061
		3,307,061
Media — 11.5%
Comcast Corp., Class A	317,237	11,858,319
Comcast Corp., Class A Special	122,831	4,415,774
News Corp., Class A	223,971	5,720,219
News Corp., Class B	91,818	2,409,304
Time Warner Cable, Inc.	57,900	5,627,301
Time Warner, Inc.	144,891	6,930,137
Other Securities^(a)	35,373	1,498,082
		38,459,136
Metals & Mining — 1.1%
Other Securities^(a)	240,423	3,729,548
		3,729,548
Multiline Retail — 0.5%
Other Securities^(a)	60,518	1,703,324
		1,703,324
Office Electronics — 0.3%
Other Securities^	150,729	1,027,972

Oil, Gas & Consumable Fuels — 16.8%
Anadarko Petroleum Corp.	73,010	5,425,373
Apache Corp.	37,480	2,942,180
Chesapeake Energy Corp.(a)	105,066	1,746,197
Chevron Corp.	94,207	10,187,545
ConocoPhillips	156,461	9,073,173
Devon Energy Corp.	37,517	1,952,385
Hess Corp.	47,336	2,506,915
Marathon Oil Corp.	111,878	3,430,180
Marathon Petroleum Corp.	57,539	3,624,957
Phillips 66	85,280	4,528,368
Pioneer Natural Resources Co.(a)	17,531	1,868,629
Valero Energy Corp.	90,851	3,099,836
Other Securities^	126,952	5,551,239
		55,936,977
Paper & Forest Products — 1.2%
International Paper Co.	69,379	2,764,060
Other Securities^	33,067	1,335,544
		4,099,604
Pharmaceuticals — 4.1%
Pfizer, Inc.	530,855	13,313,843
Other Securities^	14,880	471,850
		13,785,693
Road & Rail — 4.4%
CSX Corp.	162,270	3,201,587
Norfolk Southern Corp.	49,802	3,079,756
Union Pacific Corp.	63,289	7,956,693
Other Securities^	27,003	439,339
		14,677,375
Semiconductors & Semiconductor Equipment — 0.2%
Other Securities^	117,755	795,351
		795,351

See notes to financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software — 0.3%
Other Securities^	85,074	$903,486

Specialty Retail — 0.3%
Other Securities^(a)	55,491	888,559
		888,559
Thrifts & Mortgage Finance — 0.0%
Other Securities^(a)	2,461	24,661
		24,661
Wireless Telecommunication Services — 1.1%
Sprint Nextel Corp.*	464,664	2,634,645
Other Securities^(a)	71,868	1,086,273
		3,720,918
TOTAL COMMON STOCKS
(Identified Cost $270,705,336)		333,104,977

SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	51	51
		52
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $52)		52

COLLATERAL FOR SECURITIES ON LOAN — 3.9%
Short-Term — 3.9%
State Street Navigator Securities
Lending Prime Portfolio	12,865,208	12,865,208

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $12,865,208)		12,865,208

Total Investments — 103.7%
(Identified Cost $283,570,596) #		345,970,237
Liabilities, Less Cash and
Other Assets — (3.7%)		(12,291,302)
Net Assets — 100.0%		$333,678,935

†	See Note 1.
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Some of the individual securities within this category may include non-income producing securities.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2012, the market value of the securities on loan was $14,793,186.
*	Non-income producing security.
#	At December 31, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $283,570,596. Net unrealized appreciation aggregated $62,399,641 of which $91,056,594 related to appreciated investment securities and $28,656,953 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 2.1%
Teledyne Technologies, Inc.*	8,099	$527,002
Other Securities^(a)	190,282	4,854,515
		5,381,517
Air Freight & Logistics — 0.5%
Other Securities^(a)	69,750	1,267,686
		1,267,686
Airlines — 0.7%
US Airways Group, Inc.*	40,550	547,425
Other Securities^(a)	106,383	1,144,261
		1,691,686
Auto Components — 1.0%
Other Securities^(a)	149,780	2,450,151
		2,450,151
Automobiles — 0.2%
Other Securities^(a)	19,900	612,907
		612,907
Beverages — 0.1%
Other Securities^(a)	21,632	285,225
		285,225
Biotechnology — 1.7%
Other Securities^(a)	426,367	4,277,099
		4,277,099
Building Products — 1.2%
A.O. Smith Corp.	8,652	545,682
USG Corp.*	21,212	595,421
Other Securities^(a)	92,789	1,919,715
		3,060,818
Capital Markets — 1.1%
Other Securities^(a)	230,790	2,933,276
		2,933,276
Chemicals — 2.5%
Chemtura Corp.*	24,516	521,210
Other Securities^(a)	257,093	5,868,081
		6,389,291
Commercial Banks — 7.6%
CapitalSource, Inc.	68,837	521,784
Investors Bancorp, Inc.	34,155	607,276
Other Securities^(a)	1,246,367	18,348,079
		19,477,139
Commercial Services & Supplies — 2.7%
Other Securities^(a)	380,148	6,969,854
		6,969,854
Communications Equipment — 1.8%
Other Securities^(a)	463,793	4,598,685
		4,598,685
Computers & Peripherals — 1.3%
3D Systems Corp.(a)*	13,906	741,885
Other Securities^(a)	167,744	2,532,621
		3,274,506
Construction & Engineering — 1.4%
EMCOR Group, Inc.	16,624	575,357
Shaw Group, Inc. (The)*	15,682	730,938
Other Securities^(a)	133,106	2,275,415
		3,581,710
Construction Materials — 0.4%
Eagle Materials, Inc.	11,300	661,050
Other Securities^(a)	14,432	451,470
		1,112,520
Consumer Finance — 1.1%
Other Securities^(a)	129,444	2,959,621
		2,959,621
Containers & Packaging — 0.4%
Other Securities^	114,313	905,586
		905,586
Distributors — 0.2%
Other Securities^(a)	17,695	611,101
		611,101
Diversified Consumer Services — 1.1%
Other Securities^(a)	159,810	2,923,002
		2,923,002
Diversified Financial Services — 0.5%
Other Securities^(a)	62,992	1,160,983
		1,160,983
Diversified Telecommunication Services — 0.5%
Other Securities^(a)	178,213	1,263,512
		1,263,512
Electric Utilities — 1.3%
Other Securities^(a)	102,651	3,296,190
		3,296,190
Electrical Equipment — 1.6%
Generac Holdings, Inc.(a)	15,486	531,325
Other Securities^(a)	142,446	3,627,748
		4,159,073

See notes to financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components — 2.9%
FEI Co.	9,800	$543,508
Other Securities^(a)	413,336	6,957,459
		7,500,967
Energy Equipment & Services — 2.1%
Helix Energy Solutions Group, Inc.*	26,225	541,284
Other Securities^(a)	377,292	4,830,505
		5,371,789
Food & Staples Retailing — 1.1%
Casey’s General Stores, Inc.	12,174	646,439
PriceSmart, Inc.(a)	7,300	562,465
Other Securities^(a)	71,369	1,707,456
		2,916,360
Food Products — 2.1%
Lancaster Colony Corp.	7,594	525,429
Other Securities^(a)	231,977	4,876,406
		5,401,835
Gas Utilities — 0.7%
Other Securities^(a)	40,194	1,701,704
		1,701,704
Health Care Equipment & Supplies — 3.0%
Thoratec Corp.*	15,718	589,739
Other Securities^(a)	373,803	7,222,084
		7,811,823
Health Care Providers & Services — 3.9%
Centene Corp.*	12,874	527,834
Magellan Health Services, Inc.*	11,300	553,700
PSS World Medical, Inc.*	24,238	699,993
Other Securities^(a)	437,292	8,337,350
		10,118,877
Health Care Technology — 0.4%
Other Securities^(a)	52,949	924,126
		924,126
Hotels, Restaurants & Leisure — 4.0%
Domino’s Pizza, Inc.	16,189	705,031
Life Time Fitness, Inc.(a)*	10,707	526,891
Other Securities^(a)	464,772	9,011,425
		10,243,347
Household Durables — 1.4%
Other Securities^(a)	202,470	3,621,817
		3,621,817
Household Products — 0.4%
Spectrum Brands Holdings, Inc.*	13,807	620,349
Other Securities^	20,374	405,887
		1,026,236
Independent Power Producers & Energy Traders — 0.2%
Other Securities^(a)	43,277	484,513
		484,513
Industrial Conglomerates — 0.1%
Other Securities^(a)	9,900	328,275
		328,275
Insurance — 4.3%
Aspen Insurance Holdings Ltd.	17,232	552,803
CNO Financial Group, Inc.	60,833	567,572
First American Financial Corp.	23,254	560,189
Other Securities^(a)	457,402	9,404,025
		11,084,589
Internet & Catalog Retail — 0.4%
HSN, Inc.(a)	9,762	537,691
Other Securities^(a)	84,458	592,826
		1,130,517
Internet Software & Services — 1.7%
Other Securities^(a)	372,318	4,252,567
		4,252,567
IT Services — 2.9%
MAXIMUS, Inc.	8,800	556,336
NeuStar, Inc., Class A*	12,293	515,445
Other Securities^(a)	349,973	6,443,423
		7,515,204
Leisure Equipment & Products — 0.6%
Brunswick Corp.	22,345	650,016
Other Securities^(a)	79,991	971,890
		1,621,906
Life Sciences Tools & Services — 0.4%
Other Securities^(a)	65,227	1,110,467
		1,110,467
Machinery — 4.3%
Manitowoc Co., Inc. (The)	32,949	516,640
Middleby Corp.*	4,140	530,789
Robbins & Myers, Inc.	11,014	654,782
Sauer-Danfoss, Inc.	10,900	581,733
Other Securities^(a)	392,159	8,834,800
		11,118,744
Marine — 0.1%
Other Securities^(a)	16,810	268,186
		268,186
Media — 1.8%
Other Securities^(a)	393,655	4,547,809
		4,547,809
Metals & Mining — 1.5%
Other Securities^(a)	310,881	3,900,195
		3,900,195

See notes to financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multi-Utilities — 0.4%
Other Securities^	32,500	$1,125,457
		1,125,457
Multiline Retail — 0.3%
Other Securities^(a)	63,236	663,505
		663,505
Office Electronics — 0.2%
Other Securities^	9,827	386,005

Oil, Gas & Consumable Fuels — 3.0%
Western Refining, Inc.	19,043	536,822
Other Securities^(a)	581,728	7,153,237
		7,690,059
Paper & Forest Products — 0.9%
Louisiana-Pacific Corp.*	34,384	664,299
Other Securities^(a)	73,092	1,668,203
		2,332,502
Personal Products — 0.5%
Other Securities^(a)	56,083	1,335,385
		1,335,385
Pharmaceuticals — 0.8%
Medicines Co. (The)*	21,641	518,735
Viropharma, Inc.*	25,800	587,208
Other Securities^(a)	106,652	963,903
		2,069,846
Professional Services — 1.5%
Other Securities^(a)	226,626	3,819,726
		3,819,726
Real Estate Investment Trusts (REITs) — 0.2%
Other Securities^	11,341	436,175

Real Estate Management & Development — 0.7%
Altisource Portfolio Solutions SA*	5,967	517,070
Other Securities^(a)	68,442	1,321,727
		1,838,797
Road & Rail — 1.3%
AMERCO, Inc.	4,600	583,326
Avis Budget Group, Inc.*	26,153	518,352
Other Securities^(a)	141,108	2,256,579
		3,358,257
Semiconductors & Semiconductor
Equipment — 3.9%
Cymer, Inc.(a)*	8,635	780,863
Other Securities^(a)	904,789	9,297,833
		10,078,696
Software — 2.7%
Compuware Corp.*	53,853	585,382
Other Securities^(a)	322,086	6,431,412
		7,016,794
Specialty Retail — 4.6%
Aaron’s, Inc.	19,040	538,451
Buckle, Inc. (The)(a)	11,975	534,564
Cabela’s, Inc.*	16,600	693,050
Penske Auto Group, Inc.(a)	20,300	610,827
Pier 1 Imports, Inc.	32,366	647,320
Other Securities^(a)	545,991	8,940,963
		11,965,175
Textiles, Apparel & Luxury Goods — 1.6%
Warnaco Group, Inc. (The)*	8,174	585,013
Other Securities^(a)	157,865	3,600,967
		4,185,980
Thrifts & Mortgage Finance — 2.0%
Other Securities^(a)	456,505	5,246,530
		5,246,530
Tobacco — 0.2%
Other Securities^(a)	29,094	404,252
		404,252
Trading Companies & Distributors — 1.2%
Other Securities^(a)	129,243	3,177,882
		3,177,882
Transportation Infrastructure — 0.0%
Other Securities^(a)	1,531	20,225

Water Utilities — 0.2%
Other Securities^(a)	25,553	615,206
		615,206
Wireless Telecommunication Services — 0.1%
Other Securities^(a)	27,069	244,763
		244,763
TOTAL COMMON STOCKS
(Identified Cost $219,604,892)		256,656,208

PREFERRED STOCKS — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Other Securities^	13	889

TOTAL PREFERRED STOCKS
(Identified Cost $1,820)		889

RIGHTS & WARRANTS — 0.0%
Construction Materials — 0.0%
Other Securities^(b)*	670	—

Health Care Equipment & Supplies — 0.0%
Photomedex, Inc., expires 12/13/14(b)*	79	—

Oil, Gas & Consumable Fuels — 0.0%
Fieldpoint Petroleum Corp.,
expires 3/23/17(a)*	1,200	985

Pharmaceuticals — 0.0%
Other Securities^(b)*	14,384	—
		—

See notes to financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
RIGHTS & WARRANTS (Continued)
Specialty Retail — 0.0%
Ligand Pharmaceuticals,
expires 12/31/11(b)*	1,800	$—
TOTAL RIGHTS & WARRANTS
(Identified Cost $87,419)		985

SHORT-TERM INVESTMENTS — 0.2%
Other — 0.2%
SSgA Government
Money Market Fund	1	1
SSgA Money Market Fund	574,070	574,070
		574,071
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $574,071)		574,071

COLLATERAL FOR SECURITIES ON LOAN — 19.8%
Short-Term — 19.8%
State Street Navigator Securities
Lending Prime Portfolio	50,926,268	50,926,268

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $50,926,268)		50,926,268

Total Investments — 119.6%
(Identified Cost $271,194,470) #		308,158,421
Liabilities, Less Cash and
Other Assets — (19.6%)		(50,507,397)
Net Assets — 100.0%		$257,651,024

†	See Note 1.
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Some of the individual securities within this category may include non-income producing securities.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2012, the market value of the securities on loan was $50,323,233.
(b)	Bankrupt security/delisted.
#	At December 31, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $271,194,470. Net unrealized appreciation aggregated $36,963,951 of which $67,624,210 related to appreciated investment securities and $30,660,259 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.1%
Australia — 5.3%
Wesfarmers Ltd.	207,637	$7,945,618
Other Securities^(a)	3,123,869	18,496,070
		26,441,688
Austria — 0.2%
Other Securities^(a)	29,624	1,026,499
		1,026,499
Belgium — 1.2%
Other Securities^(a)	118,880	6,215,437
		6,215,437
Canada — 11.3%
Canadian Natural Resources Ltd.	32,569	940,267
Canadian Natural Resources Ltd.	121,797	3,506,852
Goldcorp, Inc.	55,056	2,020,555
Goldcorp, Inc.	63,211	2,323,943
Manulife Financial Corp.	324,499	4,407,340
Sun Life Financial, Inc.	125,037	3,314,794
Suncor Energy, Inc.	259,369	8,529,165
Teck Resources Ltd., Class B	104,620	3,802,164
Thomson Reuters Corp.(a)	106,534	3,082,385
Other Securities^(a)	1,282,507	24,125,393
		56,052,858
Denmark — 1.5%
Other Securities^(a)	212,790	7,446,515
		7,446,515
Finland — 0.6%
Other Securities^(a)	312,602	3,175,904
		3,175,904
France — 9.8%
AXA SA	198,619	3,499,933
BNP Paribas SA	74,011	4,160,166
Cie de Saint-Gobain	77,815	3,309,380
Cie Generale des
Etablissements Michelin	28,432	2,686,690
France Telecom SA	358,763	3,948,929
GDF Suez	280,884	5,774,479
Societe Generale SA*	93,702	3,505,149
Vivendi SA	298,408	6,676,332
Other Securities^(a)	868,415	14,854,542
		48,415,600
Germany — 8.0%
Bayerische Motoren Werke AG	39,474	3,799,925
Daimler AG	153,469	8,370,255
Deutsche Bank AG	72,666	3,160,417
Deutsche Bank AG(a)	48,177	2,133,759
Deutsche Telekom AG	401,806	4,558,480
E.On AG	301,790	5,612,723
Muenchener Rueckversicherungs AG	18,030	3,236,625
Other Securities^(a)	595,969	9,084,722
		39,956,906
Greece — 0.1%
Other Securities^	38,113	281,584
		281,584
Hong Kong — 2.1%
Hutchison Whampoa Ltd.	428,000	4,467,278
Other Securities^	1,971,035	6,180,846
		10,648,124
Ireland — 0.1%
Other Securities^	12,757	259,477

Israel — 0.6%
Other Securities^	642,989	2,764,634
		2,764,634
Italy — 1.1%
Other Securities^(a)	3,185,760	5,385,054
		5,385,054
Japan — 18.2%
Mitsubishi Corp.	219,400	4,170,968
Mitsubishi UFJ Financial Group, Inc.	917,400	4,881,646
Mitsubishi UFJ Financial Group,
Inc., ADR	1,031,340	5,589,863
Sumitomo Corp.	218,000	2,767,934
Sumitomo Mitsui Financial Group, Inc.	119,600	4,300,271
Toyota Motor Corp., ADR	37,712	3,516,644
Other Securities^(a)	10,599,961	65,217,299
		90,444,625
Netherlands — 3.2%
Akzo Nobel NV	47,405	3,112,658
ING Groep NV*	308,587	2,876,084
Koninklijke Philips Electronics NV	129,253	3,394,238
Other Securities^(a)	432,870	6,399,721
		15,782,701
New Zealand — 0.1%
Other Securities^	113,218	486,529

Norway — 1.1%
Other Securities^(a)	922,993	5,682,807
		5,682,807
Portugal — 0.1%
Other Securities^(a)	275,605	348,846
		348,846
Singapore — 1.0%
Other Securities^(a)	2,435,089	4,806,162
		4,806,162
Spain — 1.7%
Banco Santander SA	464,674	3,741,416
Other Securities^(a)	1,994,974	4,524,736
		8,266,152

See notes to financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Sweden — 3.3%
Nordea Bank AB	353,398	$3,374,675
Svenska Cellulosa AB, Series B	131,362	2,848,165
Telefonaktiebolaget LM Ericsson	450,961	4,514,360
Other Securities^(a)	488,768	5,721,299
		16,458,499
Switzerland — 6.7%
Credit Suisse Group AG(a)*	156,384	3,805,945
Holcim Ltd.*	63,904	4,674,113
Swiss Re AG*	89,565	6,453,106
UBS AG*	368,590	5,750,592
Zurich Insurance Group AG*	17,402	4,630,894
Other Securities^	160,151	7,813,238
		33,127,888
United Kingdom — 21.8%
Aviva PLC	469,650	2,845,703
Barclays PLC	1,498,087	6,385,681
BP PLC, ADR	451,186	18,787,385
HSBC Holdings PLC, ADR	190,084	10,087,758
Kingfisher PLC	763,160	3,522,031
Lloyds Banking Group PLC*	5,763,788	4,486,274
Royal Dutch Shell PLC, ADR(a)	227,594	16,134,139
Vodafone Group PLC, ADR	7,062,161	17,718,700
Xstrata PLC	407,470	7,009,676
Other Securities^(a)	2,912,651	21,206,332
		108,183,679
TOTAL COMMON STOCKS
(Identified Cost $463,065,396)		491,658,168

PREFERRED STOCKS — 0.0%
Germany — 0.0%
Other Securities^	2,731	222,416

TOTAL PREFERRED STOCKS
(Identified Cost $169,209)		222,416

RIGHTS & WARRANTS — 0.0%
Spain — 0.0%
Repsol S.A.,(a)*	10,049	6,128

Singapore — 0.0%
Olam International Ltd.,
expires 01/21/13*	11,268	—

TOTAL RIGHTS & WARRANTS
(Identified Cost $6,285)		6,128

SHORT-TERM INVESTMENTS — 0.3%
United States — 0.3%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	1,535,118	1,535,118
		1,535,119
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,535,119)		1,535,119

COLLATERAL FOR SECURITIES ON LOAN — 10.0%
Short-Term — 10.0%
State Street Navigator Securities
Lending Prime Portfolio	49,863,926	49,863,926

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $49,863,926)		49,863,926

Total Investments — 109.4%
(Identified Cost $514,639,935)#		543,285,757
Liabilities, Less Cash and
Other Assets — (9.4%)		(46,900,442)
Net Assets — 100.0%		$496,385,315
†	See Note 1.
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Some of the individual securities within this category may include non-income producing securities.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2012, the market value of the securities on loan was $48,575,863.
*	Non-income producing security.
#	At December 31, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $514,639,935. Net unrealized appreciation aggregated $28,645,822 of which $78,263,545 related to appreciated investment securities and $49,617,723 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

See notes to financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

Ten Largest Industry Holdings December 31, 2012
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	16.6%
Oil, Gas & Consumable Fuels	13.7%
Insurance	8.4%
Metals & Mining	7.2%
Automobiles	4.0%
Capital Markets	3.9%
Wireless Telecommunication Services	3.6%
Diversified Telecommunication Services	3.5%
Food & Staples Retailing	3.3%
Chemicals	2.9%

Country Weightings
(% of portfolio market value)

See notes to financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small
Company Portfolio	13,594,439	$216,559,409

TOTAL MUTUAL FUNDS
(Identified Cost $141,208,936)		216,559,409

Total Investments — 100.0%
(Identified Cost $141,208,936)#		216,559,409
Liabilities, Less Cash and
Other Assets — 0.0%		(74,707)
Net Assets — 100.0%		$216,484,702

†	See Note 1.
#	At December 31, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $141,208,936. Net unrealized appreciation aggregated $75,350,473, which related solely to appreciated investment securities.

See notes to financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.8%
Brazil — 7.2%
Banco Santander Brasil SA, ADR	121,640	$884,323
BM&FBOVESPA SA	168,604	1,152,848
Gerdau SA, ADR	109,250	982,158
JBS SA*	148,229	434,371
Petroleo Brasileiro SA	15,900	151,817
Petroleo Brasileiro SA, ADR	75,045	1,461,126
Other Securities^	362,873	1,692,876
		6,759,519
Chile — 1.7%
Empresas CMPC SA	133,020	491,792
Enersis SA, ADR	29,100	530,202
Other Securities^	193,311	577,657
		1,599,651
China — 15.7%
Bank of China Ltd., H Shares	4,779,902	2,146,095
Bank of Communications Co., Ltd.,
H Shares	581,400	437,315
China Construction Bank Corp., H Shares	1,505,810	1,208,401
China Petroleum & Chemical Corp., ADR	13,574	1,559,924
China Unicom Hong Kong Ltd., ADR	38,409	625,683
Industrial & Commercial Bank of China
Ltd., H Shares	662,000	469,755
Other Securities^	15,015,539	8,234,476
		14,681,649
Columbia — 0.2%
Other Securities^	18,110	217,843
		217,843
Czech Republic — 0.2%
Other Securities^	19,219	212,174
		212,174
Hungary — 0.4%
Other Securities^	15,415	402,474
		402,474
India — 7.8%
ICICI Bank Ltd., ADR	32,610	1,422,122
Reliance Industries Ltd.	80,341	1,227,403
Reliance Industries Ltd., GDR(a)	16,067	490,365
Other Securities^	1,310,397	4,132,068
		7,271,958
Indonesia — 3.1%
Bank Negara Indonesia Persero Tbk PT	1,109,366	425,905
Other Securities^	15,025,238	2,466,765
		2,892,670
Korea — 14.9%
Hana Financial Group, Inc.	16,650	539,668
KB Financial Group, Inc., ADR*	27,494	987,035
LG Corp.	7,969	485,327
LG Display Co., Ltd., ADR*	33,010	477,985
LG Electronics, Inc.	9,407	646,713
POSCO, ADR	22,412	1,841,146
Samsung C&T Corp.	7,619	445,508
Shinhan Financial Group Co., Ltd., ADR*	24,410	894,382
SK Innovation Co., Ltd.	5,072	824,350
Other Securities^	252,889	6,855,300
		13,997,414
Malaysia — 3.7%
AMMB Holdings Berhad	201,687	448,486
Other Securities^	3,153,452	2,985,945
		3,434,431
Mexico — 7.2%
Alfa SAB de CV, Class A	314,000	667,532
Cemex SAB de CV, ADR*	71,886	709,515
Fomento Economico Mexicano
SAB de CV, ADR	20,700	2,084,490
Grupo Financiero Banorte SAB de CV	112,200	724,518
Other Securities^	764,423	2,556,118
		6,742,173
Philippines — 0.9%
Other Securities^	2,864,669	867,433
		867,433
Poland — 1.7%
PGE SA	80,727	474,949
Polski Koncern Naftowy Orlen SA*	36,737	587,526
Other Securities^	135,392	520,094
		1,582,569
Russia — 5.0%
Gazprom OAO, ADR	461,723	4,367,900
Other Securities^	91,929	326,671
		4,694,571
South Africa — 8.3%
ABSA Group Ltd.	23,190	448,618
Gold Fields Ltd., ADR	60,627	757,231
Impala Platinum Holdings Ltd.	30,167	596,757
Nedbank Group Ltd.	20,163	447,142
Sanlam Ltd.	195,508	1,032,485
Sasol Ltd., ADR	12,700	549,783
Standard Bank Group Ltd.	77,450	1,086,081
Steinhoff International Holdings Ltd.*	141,970	459,361
Other Securities^	421,449	2,369,988
		7,747,446
Taiwan — 12.2%
Fubon Financial Holding Co., Ltd.	496,211	599,780
Mega Financial Holding Co., Ltd.	788,898	613,971
United Microelectronics Corp.	1,215,513	489,738
Other Securities^	16,950,314	9,692,472
		11,395,961
Thailand — 3.6%
Bangkok Bank PCL, ADR	99,000	632,707
PTT PCL	63,300	687,009
Other Securities^	3,579,453	2,052,626
		3,372,342

See notes to financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Turkey — 2.0%
Turkiye Is Bankasi	153,274	$530,975
Other Securities^	657,157	1,351,656
		1,882,631
TOTAL COMMON STOCKS
(Identified Cost $84,405,443)		89,754,909

PREFERRED STOCKS — 3.8%
Brazil — 3.7%
Petroleo Brasileiro SA	48,935	466,526
Petroleo Brasileiro SA, ADR	90,410	1,744,913
Usinas Siderurgicas de Minas Gerais
SA, PF A	96,030	600,334
Other Securities^	93,970	674,343
		3,486,116
Columbia — 0.1%
Other Securities^	2,556	56,414

TOTAL PREFERRED STOCKS
(Identified Cost $4,793,448)		3,542,530

RIGHTS & WARRANTS — 0.0%
Malaysia — 0.0%
WCT Bhd, expires 12/11/17*	8,920	860

TOTAL RIGHTS & WARRANTS
(Identified Cost $579)		860

SHORT-TERM INVESTMENTS — 0.3%
United States — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	271,554	271,554
		271,555

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $271,555)		271,555

Total Investments — 99.9%
(Identified Cost $89,471,025)#		93,569,854
Cash and Other Assets,
Less Liabilities — 0.1%		89,717
Net Assets — 100.0%		$93,659,571

†	See Note 1.
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Some of the individual securities within this category may include non-income producing securities.
*	Non-income producing security.
(a)	144A securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2012 amounted to $490,365 or 0.52% of the net assets of the Fund.
#	At December 31, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $89,471,025. Net unrealized appreciation aggregated $4,098,829, of which $14,660,317 related to appreciated investment securities and $10,561,488 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt

Ten Largest Industry Holdings December 31, 2012
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	24.3%
Oil, Gas & Consumable Fuels	17.7%
Metals & Mining	9.9%
Industrial Conglomerates	4.2%
Real Estate Management & Development	3.8%
Diversified Financial Services	2.9%
Beverages	2.7%
Electronic Equipment, Instruments & Components	2.6%
Chemicals	2.4%
Construction Materials	2.0%

Country Weightings
(% of portfolio market value)

See notes to financial statements.

SA Real Estate Securities Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.4%
Real Estate Investment Trusts (REITs) — 99.4%
Alexandria Real Estate Equities, Inc.	13,923	$965,142
American Campus Communities, Inc.	16,328	753,211
American Tower Corp. REIT	19,107	1,476,398
Apartment Investment &
Management Co.	30,555	826,818
AvalonBay Communities, Inc.	20,310	2,753,833
BioMed Realty Trust, Inc.	33,105	639,920
Boston Properties, Inc.	32,351	3,423,059
BRE Properties, Inc.	16,115	819,125
Camden Property Trust	17,335	1,182,420
CBL & Associates Properties, Inc.	30,390	644,572
DDR Corp.	52,264	818,454
Digital Realty Trust, Inc.	25,354	1,721,283
Douglas Emmett, Inc.	28,958	674,721
Duke Realty Corp.	57,120	792,254
EPR Properties	10,560	486,922
Equity Lifestyle Properties, Inc.	8,984	604,533
Equity Residential	64,549	3,657,992
Essex Property Trust, Inc.	7,481	1,097,089
Extra Space Storage, Inc.	20,505	746,177
Federal Realty Investment Trust	14,280	1,485,406
General Growth Properties, Inc.	93,644	1,858,833
HCP, Inc.	89,129	4,026,848
Health Care REIT, Inc.	44,337	2,717,415
Highwoods Properties, Inc.	16,061	537,240
Home Properties, Inc.	10,637	652,154
Hospitality Properties Trust	27,524	644,612
Host Hotels & Resorts, Inc.	155,371	2,434,664
Kilroy Realty Corp.	15,492	733,856
Kimco Realty Corp.	90,830	1,754,836
Liberty Property Trust	25,879	925,692
Macerich Co. (The)	29,737	1,733,667
Mack-Cali Realty Corp.	19,000	496,090
Mid-America Apartment
Communities, Inc.	8,580	555,555
National Retail Properties, Inc.	22,653	706,774
Omega Healthcare Investors, Inc.	22,840	544,734
Piedmont Office Realty Trust, Inc.,
Class A	37,606	678,788
Post Properties, Inc.	11,518	575,324
Prologis, Inc.	98,860	3,607,401
Public Storage	31,208	4,523,912
Realty Income Corp.	28,869	1,160,823
Regency Centers Corp.	19,504	919,029
Senior Housing Properties Trust	36,109	853,617
Simon Property Group, Inc.	65,429	10,343,671
SL Green Realty Corp.	19,852	1,521,656
Tanger Factory Outlet Centers	20,389	697,304
Taubman Centers, Inc.	12,728	1,001,948
UDR, Inc.	53,150	1,263,907
Ventas, Inc.	61,813	4,000,537
Vornado Realty Trust	35,808	2,867,505
Weingarten Realty Investors	25,000	669,250
Other Securities^	827,667	11,993,319
		92,570,290
TOTAL COMMON STOCKS
(Identified Cost $66,804,124)		92,570,290

SHORT-TERM INVESTMENTS — 0.2%
United States — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	167,047	167,047
		167,048
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $167,048)		167,048

Total Investments — 99.6%
(Identified Cost $66,971,172)		92,737,338
Cash and Other Assets,
Less Liabilities — 0.4%		349,053
Net Assets — 100.0%		$93,086,391

†	See Note 1.
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Some of the individual securities within this category may include non-income producing securities.
#	At December 31, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $66,971,172. Net unrealized appreciation aggregated $25,766,166 of which $27,357,945 related to appreciated investment securities and $1,591,779 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2012 (Unaudited)

	SA	SA	SA
	U.S. Fixed	Global Fixed	U.S. Core
	Income Fund	Income Fund	Market Fund
ASSETS
Investments in securities, at value	$389,779,757	$651,999,264	$435,643,230
Cash	631	477	—
Foreign currency, at value	—	398,366	—
Receivable for investments sold	—	—	243,601
Dividends and interest receivable	1,600,112	5,502,436	400,223
Receivable for fund shares sold	1,386,607	1,484,975	908,552
Unrealized appreciation on forward foreign currency exchange
contracts (Note 1)	—	53,545	—
Receivable due from the Adviser (Note 2)	52,518	2,119	29,607
Receivable for tax reclaims	—	—	809
Total Assets	392,819,625	659,441,182	437,226,022

LIABILITIES
Payable for investments purchased	—	2,726	7,318
Payable for fund shares redeemed	326,138	667,344	421,575
Due to custodian bank	—	—	233,435
Collateral for securities on loan (Note 1)	—	90,122,203	18,820,469
Unrealized depreciation on forward foreign currency exchange
contracts (Note 1)	—	2,844,827	—
Advisory fee payable (Note 2)	82,919	144,512	194,789
Sub-Advisory fee payable (Note 2)	33,168	24,085	16,362
Administration fee payable (Note 2)	33,168	48,171	35,416
Sub-Administration fee payable (Note 2)	6,016	9,689	8,163
Custody and accounting fees payable	6,648	15,830	12,381
Trustees’ fees payable (Note 2)	7,002	7,002	7,002
Shareholder servicing fee payable (Note 2)	82,919	120,427	88,541
Transfer agent fee payable	9,276	11,109	9,640
Professional fees payable	7,171	7,172	18,877
Accrued expenses and other liabilities	3,152	17,878	10,940
Total Liabilities	597,577	94,042,975	19,884,908

NET ASSETS	$392,222,048	$565,398,207	$417,341,114
NET ASSETS CONSIST OF:
Capital paid in	$391,552,188	$553,029,092	$322,875,567
Undistributed/(overdistributed) net investment income	(208,215)	5,630,146	82,543
Accumulated net realized gain/(loss)	(20,597)	(13,219,146)	(61,857,870)
Net unrealized appreciation/(depreciation) on:
Investments	898,672	22,679,597	156,240,874
Foreign currency and forward currency transactions	—	(2,721,482)	—

NET ASSETS	$392,222,048	$565,398,207	$417,341,114

Shares of beneficial interest outstanding
($0.01 par value, unlimited shares authorized)	38,377,953	57,355,034	31,722,583
Net asset value per share	$10.22	$9.86	$13.16
Identified cost of investments	$388,881,085	$629,319,667	$279,402,356
Cost of foreign currency	$—	$396,485	$—

See notes to financial statements.

SA	SA U.S.	SA International	SA International	SA	SA
U.S. Value	Small Company	Value	Small Company	Emerging Markets	Real Estate
Fund	Fund	Fund	Fund	Value Fund	Securities Fund

$345,970,237	$308,158,421	$543,285,757	$216,559,409	$93,569,854	$92,737,338
—	319,605	24,623	61,079	1,439	141
—	—	2,972,809	—	293,275	—
980,405	385,925	5,156,783	—	—	—
367,048	166,761	759,684	—	39,484	308,311
653,981	450,528	878,198	410,713	287,499	213,121

—	—	—	—	—	—
29,887	51,882	—	12,769	39,578	30,474
—	180	164,482	—	1,770	—
348,001,558	309,533,302	553,242,336	217,043,970	94,232,899	93,289,385

—	358,891	5,709,863	61,000	142,568	—
431,763	274,734	700,228	275,457	105,616	88,690
680,731	—	—	—	—	—
12,865,208	50,926,268	49,863,926	—	—	—

—	—	—	—	—	—
154,770	118,634	270,387	117,085	50,268	42,756
28,140	75,494	83,196	—	38,668	11,661
28,140	21,570	41,598	18,013	7,734	7,774
5,795	5,042	8,283	3,705	1,481	1,476
9,390	10,864	25,295	2,806	28,214	4,168
7,002	7,002	7,002	7,002	7,002	7,002
70,350	53,925	103,995	45,033	19,334	19,435
12,425	11,734	12,249	11,667	11,022	8,742
18,737	11,140	11,141	11,141	13,041	11,140
10,172	6,980	19,858	6,359	148,380	150
14,322,623	51,882,278	56,857,021	559,268	573,328	202,994

$333,678,935	$257,651,024	$496,385,315	$216,484,702	$93,659,571	$93,086,391

$286,650,453	$217,168,355	$534,420,261	$173,339,126	$90,017,220	$75,679,528
47,839	33,235	70,747	11,737	(142,583)	506,269
(15,418,998)	3,485,478	(66,690,078)	(32,216,634)	(176,219)	(8,865,572)

62,399,641	36,963,951	28,645,822	75,350,473	4,098,829	25,766,166
—	5	(61,437)	—	(137,676)	—

$333,678,935	$257,651,024	$496,385,315	$216,484,702	$93,659,571	$93,086,391

26,818,154	14,141,269	49,824,391	12,925,271	8,918,024	10,879,842
$12.44	$18.22	$9.96	$16.75	$10.50	$8.56
$283,570,596	$271,194,470	$514,639,935	$141,208,936	$89,471,025	$66,971,172
$—	$—	$3,020,872	$—	$289,873	$—

STATEMENTS OF OPERATIONS—SIX MONTHS ENDED DECEMBER 31, 2012 (Unaudited)

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Core Market Fund
INVESTMENT INCOME
Income:
Dividends	$—	$—	$5,129,417
Interest (1)	1,040,089	6,011,372	67,720
Other income	—	—	21,390
Taxes withheld	—	—	(4,320)
Total Income	1,040,089	6,011,372	5,214,207
Expenses:
Advisory fees (Note 2)	480,117	854,519	1,153,699
Sub-Advisory fees (Note 2)	192,047	142,420	96,911
Shareholder Services fees (Note 2)	480,117	712,099	524,409
Administration fees (Note 2)	192,047	284,840	209,764
Sub-Administration fees (Note 2)	41,706	62,195	46,313
Trustees’ fees and expenses (Note 2)	13,891	13,891	13,891
Custody and accounting fees	33,241	77,809	56,574
Transfer agent fees	45,087	57,200	57,120
Professional fees	44,789	44,790	59,591
Registration fees	15,922	14,820	10,562
Other expenses	19,581	31,080	24,245
Total expenses before waivers and reimbursements:	1,558,545	2,295,663	2,253,079
Less: Fee waiver by Adviser (Note 2)	(310,241)	(16,947)	(155,444)
Net expenses	1,248,304	2,278,716	2,097,635
Net investment income (loss)	(208,215)	3,732,656	3,116,572

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments	(19,806)	563,896	3,437,076
Foreign currency and forward currency transactions	—	(10,358,744)	3,738
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments	474,307	13,849,678	18,144,202
Foreign currency and forward currency transactions	—	(753,612)	—
Net realized and unrealized gain on investments and foreign currency transactions	454,501	3,301,218	21,585,016
Net increase in net assets resulting from operations	$246,286	$7,033,874	$24,701,588
(1) Interest income includes security lending income of:	$—	$96,884	$67,707

See notes to financial statements.

SA U.S. Value Fund	SA U.S. Small Company Fund	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund

$3,846,338	$3,459,829	$5,567,612	$2,374,899	$1,035,333	$1,782,463
65,382	339,076	330,896	—	33	6
6,834	19,837	—	—	—	—
(998)	(2,207)	(330,542)	—	(158,769)	—
3,917,556	3,816,535	5,567,966	2,374,899	876,597	1,782,469

899,953	695,163	1,534,033	664,822	276,959	254,684
163,628	442,376	472,010	—	213,045	69,459
409,069	315,983	590,013	255,701	106,523	115,766
163,628	126,393	236,005	102,280	42,609	46,306
35,277	27,676	49,590	21,830	9,038	10,203
13,891	13,891	13,891	13,891	13,891	13,891
44,520	67,705	92,977	16,274	107,682	23,404
59,555	57,590	61,255	57,171	44,418	43,968
59,663	48,984	48,984	48,985	50,659	48,984
9,627	8,609	11,024	8,285	9,998	8,210
20,041	17,085	30,697	14,211	8,602	7,492
1,878,852	1,821,455	3,140,479	1,203,450	883,424	642,367
(160,760)	(304,737)	—	(78,367)	(265,593)	(179,305)
1,718,092	1,516,718	3,140,479	1,125,083	617,831	463,062
2,199,464	2,299,817	2,427,487	1,249,816	258,766	1,319,407

5,618,975	8,676,481	2,675,804	489,303	584,325	65,653
—	(82)	(22,282)	—	(2,578)	—

29,380,809	10,515,696	58,126,407	24,812,566	10,444,757	445,960
—	(9)	(73,834)	—	(66,234)	—
34,999,784	19,192,086	60,706,095	25,301,869	10,960,270	511,613
$37,199,248	$21,491,903	$63,133,582	$26,551,685	$11,219,036	$1,831,020
$65,377	$339,064	$330,055	$—	$—	$—

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Six Months Ended 12/31/2012 (Unaudited)	Year Ended 06/30/2012
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(208,215)	$165,161
Net realized gain (loss) on investments and foreign currency transactions	(19,806)	1,347,550
Net increase (decrease) in unrealized appreciation (depreciation)	474,307	(796,058)
Net increase in net assets from operations	246,286	716,653

Distributions to shareholders from:
Net investment income	—	(249,537)
Net realized gains	(1,132,175)	(1,330,313)
Total distributions	(1,132,175)	(1,579,850)

Share transactions
Proceeds from sale of shares	61,707,907	114,466,109
Value of distributions reinvested	1,064,154	1,527,870
Cost of shares redeemed	(38,364,609)	(70,763,862)
Total share transactions	24,407,452	45,230,117
Total increase (decrease) in net assets	23,521,563	44,366,920

NET ASSETS
Beginning of period	368,700,485	324,333,565
End of period	$392,222,048	$368,700,485

Undistributed/(overdistributed) net investment income, end of period	$(208,215)	$—
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	6,020,348	11,161,629
Issued for distributions reinvested	104,125	149,442
Shares redeemed	(3,742,835)	(6,901,575)
Net increase (decrease) in fund shares	2,381,638	4,409,496

See notes to financial statements.

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Six Months Ended 12/31/2012 (Unaudited)	Year Ended 06/30/2012	Six Months Ended 12/31/2012 (Unaudited)	Year Ended 06/30/2012

$3,732,656	$10,365,462	$3,116,572	$4,114,172
(9,794,848)	23,504,496	3,440,814	7,540,692
13,096,066	(22,962,533)	18,144,202	(360,402)
7,033,874	10,907,425	24,701,588	11,294,462

(11,995,789)	(15,194,625)	(6,061,008)	(2,578,093)
—	—	—	—
(11,995,789)	(15,194,625)	(6,061,008)	(2,578,093)

60,483,497	114,302,479	34,589,217	65,146,468
11,389,934	14,656,342	5,706,428	2,457,802
(57,349,583)	(128,500,907)	(47,174,247)	(86,905,796)
14,523,848	457,914	(6,878,602)	(19,301,526)
9,561,933	(3,829,286)	11,761,978	(10,585,157)

555,836,274	559,665,560	405,579,136	416,164,293
$565,398,207	$555,836,274	$417,341,114	$405,579,136

$5,630,146	$13,893,279	$82,543	$3,026,979

6,068,752	11,351,875	2,648,848	5,506,537
1,152,243	1,472,062	428,732	214,655
(5,756,934)	(12,758,813)	(3,608,212)	(7,286,508)
1,464,061	65,124	(530,632)	(1,565,316)

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Six Months Ended 12/31/2012 (Unaudited)	Year Ended 06/30/2012
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,199,464	$3,595,020
Net realized gain (loss) on investments and foreign currency transactions	5,618,975	4,445,306
Net increase (decrease) in unrealized appreciation (depreciation)	29,380,809	(20,618,983)
Net increase (decrease) in net assets from operations	37,199,248	(12,578,657)

Distributions to shareholders from:
Net investment income	(3,916,274)	(2,875,897)
Net realized gains	—	—
Total distributions	(3,916,274)	(2,875,897)

Share transactions
Proceeds from sale of shares	26,902,077	54,670,649
Value of distributions reinvested	3,706,832	2,751,411
Cost of shares redeemed	(38,880,906)	(55,588,709)
Total share transactions	(8,271,997)	1,833,351
Total increase (decrease) in net assets	25,010,977	(13,621,203)

NET ASSETS
Beginning of period	308,667,958	322,289,161
End of period	$333,678,935	$308,667,958

Undistributed net investment income, end of period	$47,839	$1,764,649
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	2,246,330	5,118,112
Issued for distributions reinvested	294,427	271,075
Shares redeemed	(3,236,363)	(5,172,077)
Net increase (decrease) in fund shares	(695,606)	217,110

See notes to financial statements.

SA U.S. Small Company Fund		SA International Value Fund
Six Months Ended 12/31/2012 (Unaudited)	Year Ended 06/30/2012	Six Months Ended 12/31/2012 (Unaudited)	Year Ended 06/30/2012

$2,299,817	$747,875	$2,427,487	$11,808,905
8,676,399	(4,576,893)	2,653,522	(13,238,923)
10,515,687	(3,785,243)	58,052,573	(106,268,138)
21,491,903	(7,614,261)	63,133,582	(107,698,156)

(2,945,070)	—	(13,791,111)	(9,885,455)
(286,314)	(1,250,197)	—	—
(3,231,384)	(1,250,197)	(13,791,111)	(9,885,455)

18,744,980	37,320,147	38,725,964	96,255,168
3,052,323	1,188,360	13,105,005	9,496,823
(28,245,417)	(50,433,267)	(47,077,304)	(82,212,535)
(6,448,114)	(11,924,760)	4,753,665	23,539,456
11,812,405	(20,789,218)	54,096,136	(94,044,155)

245,838,619	266,627,837	442,289,179	536,333,334
$257,651,024	$245,838,619	$496,385,315	$442,289,179

$33,235	$678,488	$70,747	$11,434,371

1,068,369	2,327,749	4,071,032	10,281,936
166,976	76,128	1,306,581	1,077,960
(1,606,388)	(3,118,369)	(4,920,415)	(8,628,464)
(371,043)	(714,492)	457,198	2,731,432

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Six Months Ended 12/31/2012 (Unaudited)	Year Ended 06/30/2012
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,249,816	$3,850,492
Net realized gain (loss) on investments and foreign currency transactions	489,303	2,570,614
Net increase (decrease) in unrealized appreciation (depreciation)	24,812,566	(44,112,495)
Net increase (decrease) in net assets from operations	26,551,685	(37,691,389)

Distributions to shareholders from:
Net investment income	(5,088,571)	(2,370,316)
Net realized gains	—	—
Total distributions	(5,088,571)	(2,370,316)

Share transactions
Proceeds from sale of shares	17,050,534	35,386,041
Value of distributions reinvested	4,800,348	2,258,132
Cost of shares redeemed	(19,300,831)	(36,358,790)
Total share transactions	2,550,051	1,285,383
Total increase (decrease) in net assets	24,013,165	(38,776,322)

NET ASSETS
Beginning of period	192,471,537	231,247,859
End of period	$216,484,702	$192,471,537

Undistributed/(overdistributed) net investment income, end of period	$11,737	$3,850,492
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	1,071,985	2,248,200
Issued for distributions reinvested	286,588	156,380
Shares redeemed	(1,207,239)	(2,303,918)
Net increase in fund shares	151,334	100,662

See notes to financial statements.

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Six Months Ended 12/31/2012 (Unaudited)	Year Ended 06/30/2012	Six Months Ended 12/31/2012 (Unaudited)	Year Ended 06/30/2012

$258,766	$736,911	$1,319,407	$1,287,404
581,747	319,678	65,653	(590,788)
10,378,523	(19,828,633)	445,960	9,482,398
11,219,036	(18,772,044)	1,831,020	10,179,014

(644,490)	(635,931)	(1,258,912)	(1,063,764)
—	(1,898,558)	—	—
(644,490)	(2,534,489)	(1,258,912)	(1,063,764)

13,363,015	27,827,845	10,369,242	18,991,024
618,780	2,448,054	1,198,809	1,030,907
(7,797,652)	(11,743,368)	(10,480,765)	(16,255,656)
6,184,143	18,532,531	1,087,286	3,766,275
16,758,689	(2,774,002)	1,659,394	12,881,525

76,900,882	79,674,884	91,426,997	78,545,472
$93,659,571	$76,900,882	$93,086,391	$91,426,997

$(142,583)	$243,141	$506,269	$445,774

1,367,604	2,740,827	1,217,825	2,512,715
59,044	272,916	140,212	140,642
(792,806)	(1,153,766)	(1,231,643)	(2,129,638)
633,842	1,859,977	126,394	523,719

FINANCIAL HIGHLIGHTS
	SA U.S. Fixed
	Income Fund
	Six Months Ended
	December 31, 2012	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2012	June 30, 2011		June 30, 2010	June 30, 2009	June 30, 2008
Net Asset Value, Beginning of Period	$10.24	$10.27	$10.28		$10.27	$10.09	$10.11

Income from Investment Operations:
Net investment income (loss)	(0.01)	0.01	0.02		0.07	0.21	0.27
Net realized and unrealized
gain on investments	0.02	0.01	0.06		0.12	0.18	0.05
Total from investment operations	0.01	0.02	0.08		0.19	0.39	0.32

Less Distributions:
Dividends from net
investment income	—	(0.01)	(0.02)		(0.07)	(0.21)	(0.34)
Distributions from capital gains	(0.03)	(0.04)	(0.07)		(0.11)	—	(0.00	)(1)
Total distributions	(0.03)	(0.05)	(0.09)		(0.18)	(0.21)	(0.34)

Net asset value, end of period	$10.22	$10.24	$10.27		$10.28	$10.27	$10.09

Total return (2)	0.10%	0.16%	0.80%		1.80%	3.90%	3.18%
Net assets, end of period (000s)	$392,222	$368,700	$324,334		$231,308	$162,975	$125,966
Ratio of net expenses to
average net assets (3)	0.65%	0.65%	0.65%		0.65%	0.65%	0.65%
Ratio of gross expenses to
average net assets (3)(4)	0.81%	0.83%	0.89%		0.91%	0.94%	1.06%
Ratio of net investment income
(loss) to average net assets (3)	(0.11)%	0.05%	0.24%		0.66%	2.05%	3.05%
Portfolio turnover rate	6%	95%	92%		104%	46%	0%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income (loss) per share
would have been (4)	$(0.01)	$(0.01)	$(0.00	)(1)	$0.05	$0.18	$0.24

(1)	Amount rounds to less than $(0.005) per share.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed
	Income Fund
	Six Months Ended
	December 31, 2012	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2012	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008
Net Asset Value, Beginning of Period	$9.95	$10.03	$10.24	$9.93	$10.34	$10.30

Income from Investment Operations:
Net investment income	0.06	0.19	0.21	0.25	0.25	0.26
Net realized and unrealized
gain on investments	0.06	—	—	0.25	0.16	0.02
Total from investment operations	0.12	0.19	0.21	0.50	0.41	0.28

Less Distributions:
Dividends from net
investment income	(0.21)	(0.27)	(0.42)	(0.19)	(0.82)	(0.24)
Total distributions	(0.21)	(0.27)	(0.42)	(0.19)	(0.82)	(0.24)

Net asset value, end of period	$9.86	$9.95	$10.03	$10.24	$9.93	$10.34

Total return (1)	1.23%	1.96%	2.12%	5.02%	4.04%	2.77%
Net assets, end of period (000s)	$565,398	$555,836	$559,666	$472,374	$405,761	$601,370
Ratio of net expenses to
average net assets (2)	0.80%	0.82%	0.85%	0.85%	0.85%	0.85%
Ratio of gross expenses to
average net assets (2)(3)	0.81%	0.82%	1.15%	1.17%	1.16%	1.14%
Ratio of net investment income
to average net assets (2)	1.31%	1.85%	2.32%	2.54%	2.43%	2.48%
Portfolio turnover rate	16%	36%	15%	29%	53%	91%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income per share would
have been (3)	$0.06	$0.19	$0.18	$0.22	$0.21	$0.23

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core
	Market Fund
	Six Months Ended
	December 31, 2012	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2012	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008
Net Asset Value, Beginning of Period	$12.57	$12.31	$9.48	$8.42	$11.48	$13.56

Income from Investment Operations:
Net investment income	0.10	0.13	0.11	0.10	0.16	0.11
Net realized and unrealized
gain (loss) on investments	0.68	0.21	2.85	1.07	(3.08)	(1.94)
Total from investment operations	0.78	0.34	2.96	1.17	(2.92)	(1.83)

Less Distributions:
Dividends from net
investment income	(0.19)	(0.08)	(0.13)	(0.11)	(0.11)	(0.11)
Distributions from capital gains	—	—	—	—	(0.03)	(0.14)
Total distributions	(0.19)	(0.08)	(0.13)	(0.11)	(0.14)	(0.25)

Net asset value, end of period	$13.16	$12.57	$12.31	$9.48	$8.42	$11.48

Total return (1)	6.21%	2.80%	31.36%	13.88%	(25.36)%	(13.70)%
Net assets, end of period (000s)	$417,341	$405,579	$416,164	$324,603	$299,711	$508,533
Ratio of net expenses to
average net assets (2)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to
average net assets (2)(3)	1.07%	1.09%	1.19%	1.18%	1.20%	1.14%
Ratio of net investment income to
average net assets (2)	1.49%	1.04%	0.93%	0.95%	1.50%	0.91%
Portfolio turnover rate	1%	6%	9%	6%	7%	2%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income per share would
have been (3)	$0.10	$0.12	$0.09	$0.08	$0.14	$0.10

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S.
	Value Fund
	Six Months Ended
	December 31, 2012	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2012	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008
Net Asset Value, Beginning of Period	$11.22	$11.81	$8.81	$7.42	$11.25	$14.86

Income from Investment Operations:
Net investment income	0.08	0.13	0.12	0.06	0.15	0.10
Net realized and unrealized
gain (loss) on investments	1.29	(0.62)	2.98	1.42	(3.83)	(3.33)
Total from investment operations	1.37	(0.49)	3.10	1.48	(3.68)	(3.23)

Less Distributions:
Dividends from net
investment income	(0.15)	(0.10)	(0.10)	(0.09)	(0.15)	(0.07)
Distributions from capital gains	—	—	—	—	—	(0.31)
Total distributions	(0.15)	(0.10)	(0.10)	(0.09)	(0.15)	(0.38)

Net asset value, end of period	$12.44	$11.22	$11.81	$8.81	$7.42	$11.25

Total return (1)	12.17%	(4.02)%	35.33%	19.92%	(32.68)%	(22.05)%
Net assets, end of period (000s)	$333,679	$308,668	$322,289	$239,673	$200,695	$310,421
Ratio of net expenses to
average net assets (2)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of gross expenses to
average net assets (2)(3)	1.15%	1.17%	1.26%	1.27%	1.29%	1.22%
Ratio of net investment income
to average net assets (2)	1.34%	1.21%	1.09%	0.67%	1.82%	0.82%
Portfolio turnover rate	4%	11%	21%	28%	42%	10%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income (loss) per share
would have been (3)	$0.08	$0.12	$0.09	$0.04	$0.13	$0.08

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S.
	Small Company Fund
	Six Months Ended
	December 31, 2012	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2012	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008
Net Asset Value, Beginning of Period	$16.94	$17.51	$12.54	$10.26	$14.37	$20.15

Income from Investment Operations:
Net investment income	0.17	0.05	0.03	0.00 (1)	0.09	0.03
Net realized and unrealized
gain (loss) on investments	1.34	(0.54)	4.98	2.36	(3.41)	(3.86)
Total from investment operations	1.51	(0.49)	5.01	2.36	(3.32)	(3.83)

Less Distributions:
Dividends from net
investment income	(0.21)	—	(0.04)	(0.08)	(0.03)	—
Distributions from capital gains	(0.02)	(0.08)	—	—	(0.76)	(1.95)
Total distributions	(0.23)	(0.08)	(0.04)	(0.08)	(0.79)	(1.95)

Net asset value, end of period	$18.22	$16.94	$17.51	$12.54	$10.26	$14.37

Total return (2)	8.91%	(2.74)%	39.96%	23.06%	(22.42)%	(20.15)%
Net assets, end of period (000s)	$257,651	$245,839	$266,628	$204,161	$171,135	$260,892
Ratio of net expenses to
average net assets (3)	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of gross expenses to
average net assets (3)(4)	1.44%	1.45%	1.56%	1.57%	1.61%	1.51%
Ratio of net investment income
to average net assets (3)	1.82%	0.31%	0.17%	0.03%	0.77%	0.17%
Portfolio turnover rate	7%	14%	16%	13%	13%	13%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income (loss) per share
would have been (4)	$0.14	$0.01	$(0.03)	$(0.04)	$0.04	$(0.02)

(1)	Amount rounds to less than $0.005 per share.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International
	Value Fund
	Six Months Ended
	December 31, 2012	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2012	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008
Net Asset Value, Beginning of Period	$8.96	$11.50	$8.96	$8.51	$14.43	$19.79

Income from Investment Operations:
Net investment income	0.05	0.24	0.23	0.17	0.23	0.41
Net realized and unrealized
gain (loss) on investments	1.23	(2.57)	2.50	0.51	(4.91)	(3.50)
Total from investment operations	1.28	(2.33)	2.73	0.68	(4.68)	(3.09)

Less Distributions:
Dividends from net
investment income	(0.28)	(0.21)	(0.19)	(0.23)	(0.37)	(0.34)
Distributions from capital gains	—	—	—	—	(0.87)	(1.93)
Total distributions	(0.28)	(0.21)	(0.19)	(0.23)	(1.24)	(2.27)

Net asset value, end of period	$9.96	$8.96	$11.50	$8.96	$8.51	$14.43

Total return (1)	14.30%	(20.23)%	30.63%	7.69%	(31.33)%	(17.01)%
Net assets, end of period (000s)	$496,385	$442,289	$536,333	$420,271	$406,657	$632,869
Ratio of net expenses to
average net assets (2)	1.33%	1.34%	1.34%	1.33%	1.35%	1.30%
Ratio of gross expenses to
average net assets (2)(3)	1.33%	1.34%	1.34%	1.33%	1.35%	1.30%
Ratio of net investment income
to average net assets (2)	1.03%	2.60%	2.12%	1.65%	2.50%	2.46%
Portfolio turnover rate	7%	22%	25%	20%	27%	20%
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income per
share would have been (3)	$0.05	$0.24	$0.23	$0.17	$0.23	$0.41
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International
	Small Company Fund
	Six Months Ended
	December 31, 2012	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2012	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008
Net Asset Value, Beginning of Period	$15.07	$18.25	$13.64	$12.29	$19.79	$24.61

Income from Investment Operations:
Net investment income	0.10	0.30	0.27	0.12	0.22	0.28
Net realized and unrealized
gain (loss) on investments	1.98	(3.29)	4.54	1.43	(6.27)	(4.04)
Total from investment operations	2.08	(2.99)	4.81	1.55	(6.05)	(3.76)

Less Distributions:
Dividends from net
investment income	(0.40)	(0.19)	(0.20)	(0.20)	(0.22)	(0.33)
Distributions from capital gains	—	—	—	—	(1.23)	(0.73)
Total distributions	(0.40)	(0.19)	(0.20)	(0.20)	(1.45)	(1.06)

Net asset value, end of period	$16.75	$15.07	$18.25	$13.64	$12.29	$19.79

Total return (1)	13.81%	(16.35)%	35.39%	12.56%	(29.10)%	(15.49)%
Net assets, end of period (000s)	$216,485	$192,472	$231,248	$174,186	$156,285	$245,999
Ratio of net expenses to
average net assets (2)†	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of gross expenses to
average net assets (2)(3)†	1.18%	1.18%	1.19%	1.18%	1.22%	1.13%
Ratio of net investment income to
average net assets (2)†	1.22%	1.92%	1.58%	0.84%	1.62%	1.26%
Ratio of expenses to average
net assets for the DFA
Portfolio, (unaudited) (4)†		0.56%	0.55%	0.55%	0.57%	0.55%
Ratio of expenses to average net
assets for the DFA Portfolio (5)†	0.56%	0.57%	0.56%	0.57%	0.55%	0.55%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A	N/A
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income per
share would have been (3)	$0.10	$0.29	$0.26	$0.11	$0.20	$0.27

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.
(4)	The DFA Portfolio expense ratios are for the six months ended April 30, 2012, 2011, 2010, 2009 and May 31, 2008, respectively and are unaudited.
(5)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2012, 2011, 2010, 2009, 2008 and November 30, 2007, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging
	Markets Value Fund
	Six Months Ended
	December 31, 2012	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2012	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008
Net Asset Value, Beginning of Period	$9.28	$12.40	$10.04	$7.76	$10.70	$11.33

Income from Investment Operations:
Net investment income	0.03	0.09	0.06	0.03	0.09	0.13
Net realized and unrealized
gain (loss) on investments	1.26	(2.85)	2.54	2.27	(2.64)	(0.67)
Total from investment operations	1.29	(2.76)	2.60	2.30	(2.55)	(0.54)

Less Distributions:
Dividends from net
investment income	(0.07)	(0.09)	(0.04)	(0.02)	(0.12)	(0.09)
Distributions from capital gains	—	(0.27)	(0.20)	—	(0.27)	—
Total distributions	(0.07)	(0.36)	(0.24)	(0.02)	(0.39)	(0.09)

Net asset value, end of period	$10.50	$9.28	$12.40	$10.04	$7.76	$10.70

Total return (1)	13.93%	(22.19)%	25.98%	29.61%	(22.48)%	(4.79)%
Net assets, end of period (000s)	$93,660	$76,901	$79,675	$59,518	$43,240	$44,269
Ratio of net expenses to
average net assets (2)	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of gross expenses to
average net assets (2)(3)	2.07%	2.10%	2.08%	2.11%	2.44%	2.44%
Ratio of net investment income to
average net assets (2)	0.61%	0.99%	0.53%	0.34%	1.47%	1.47%
Portfolio turnover rate	3%	13%	14%	25%	11%	8%
Without giving effect to the expense
waiver described in Note 2 to
the Financial Statements, net
investment income (loss) per
share would have been (3)	$0.00 (4)	$0.03	$(0.01)	$(0.03)	$0.03	$0.04

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.
(4)	Amount rounds to less than $0.005 per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate
	Securities Fund
	Six Months Ended
	December 31, 2012	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2012	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008
Net Asset Value, Beginning of Period	$8.50	$7.68	$5.89	$3.92	$7.26	$8.93

Income from Investment Operations:
Net investment income	0.12	0.21	0.08	0.13	0.13	0.25
Net realized and unrealized
gain (loss) on investments	0.06	0.71	1.86	1.94	(3.28)	(1.76)
Total from investment operations	0.18	0.92	1.94	2.07	(3.15)	(1.51)

Less Distributions:
Dividends from net
investment income	(0.12)	(0.10)	(0.15)	(0.10)	(0.12)	(0.11)
Distributions from capital gains	—	—	—	—	(0.07)	(0.05)
Total distributions	(0.12)	(0.10)	(0.15)	(0.10)	(0.19)	(0.16)

Net asset value, end of period	$8.56	$8.50	$7.68	$5.89	$3.92	$7.26

Total return (1)	2.09%	12.19%	33.39%	53.03%	(43.60)%	(16.94)%
Net assets, end of period (000s)	$93,086	$91,427	$78,545	$53,998	$29,738	$36,660
Ratio of net expenses to
average net assets (2)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to
average net assets (2)(3)	1.39%	1.42%	1.61%	1.67%	2.02%	1.99%
Ratio of net investment income to
average net assets (2)	2.85%	2.77%	1.16%	2.57%	3.32%	4.17%
Portfolio turnover rate	0% (4)	4%	7%	3%	7%	1%
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income per
share would have been (3)	$0.11	$0.18	$0.04	$0.09	$0.09	$0.19

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.
(4)	Amount rounds to less than 0.5%.

See notes to financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2012 (Unaudited)

1. Organization and Significant Accounting Policies

     SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following nine Funds, each of which is a diversified mutual fund as defined in the 1940 Act.

     SA U.S. Fixed Income Fund
     SA Global Fixed Income Fund
     SA U.S. Core Market Fund
     SA U.S. Value Fund
     SA U.S. Small Company Fund
     SA International Value Fund
     SA International Small Company Fund
     SA Emerging Markets Value Fund
     SA Real Estate Securities Fund

     All of the Funds commenced investment operations on August 5, 1999, except SA Global Fixed Income Fund, which commenced operations on July 29, 1999, and SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund, which commenced operations on April 2, 2007.

     Effective October 30, 2000, SA International Small Company Fund began investing substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., an open-end management investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”), an open-end management investment company. As of December 31, 2012, SA International Small Company Fund held approximately 3.22% of the DFA Portfolio. The performance of SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio and the Series in which it invests are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund. Prior to October 30, 2000, SA International Small Company Fund invested directly in each of the Series (and a relatively small amount in another series).

     Use of Estimates — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

     Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported price, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price. Foreign equity securities traded on a foreign exchange or over-the-counter markets are valued at the most recent quoted bid price in the absence of an official closing price

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2012 (Unaudited) (Continued)

or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Fixed income investments are generally valued at the last available mean price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Shares of registered open-end investment companies are valued at the investment company’s net asset value. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) appointed by the Board of Trustees of the Trust (“the Board”). Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee. Any determinations of fair value made by the Pricing Committee are presented to the Board for ratification.

     Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

     Fair Value Measurement — The Funds adopted provisions respecting fair value measurement which provide enhanced guidance for using fair value to measure assets and liabilities. The Funds value their investments based on a three-tier hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

     Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2012 (Unaudited) (Continued)

     The tables below provide a summary of the inputs as of December 31, 2012 in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets for	Other	Significant
	Identical	Observable	Unobservable	Balance as of
	Investments	Inputs	Inputs	December 31, 2012
Description	(Level 1)	(Level 2)	(Level 3)	Total
SA U.S. Fixed Income Fund
Bonds and Notes	$—	$373,924,348	$—	$373,924,348
Short-Term Investments	15,855,409	—	—	15,855,409
Total Investments	$15,855,409	$373,924,348	$—	$389,779,757
SA Global Fixed Income Fund
Assets:
Bonds and Notes	$—	$556,668,528	$—	$556,668,528
Short-Term Investments	5,208,533	—	—	5,208,533
Collateral for Securities on Loan
Short-Term	90,122,203	—	—	90,122,203
Forward Foreign Currency Contracts	—	53,545	—	53,545
Total Investments	$95,330,736	$556,722,073	$—	$652,052,809
Liabilities:
Forward Foreign Currency Contracts	$—	$(2,844,827)	$—	$(2,844,827)
SA U.S. Core Market Fund
Common Stocks	$397,977,301	$— †	$—	$397,977,301
Mutual Funds	18,845,290	—	—	18,845,290
Short-Term Investments	170	—	—	170
Collateral for Securities on Loan
Short-Term	18,820,469	—	—	18,820,469
Total Investments	$435,643,230	$—	$—	$435,643,230
SA U.S. Value Fund
Common Stocks	$333,104,977	$—	$—	$333,104,977
Short-Term Investments	52	—	—	52
Collateral for Securities on Loan
Short-Term	12,865,208	—	—	12,865,208
Total Investments	$345,970,237	$—	$—	$345,970,237
SA U.S. Small Company Fund
Common Stocks	$256,643,138	$13,070 †	$—	$256,656,208
Preferred Stocks	—	889	—	889
Rights & Warrants	985	— †	—	985
Short-Term Investments	574,071	—	—	574,071
Collateral for Securities on Loan
Short-Term	50,926,268	—	—	50,926,268
Total Investments	$308,144,462	$13,959	$—	$308,158,421

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2012 (Unaudited) (Continued)

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets for	Other	Significant
	Identical	Observable	Unobservable	Balance as of
	Investments	Inputs	Inputs	December 31, 2012
Description	(Level 1)	(Level 2)	(Level 3)	Total
SA International Value Fund
Common Stocks	$491,647,815	$10,353	$—	$491,658,168
Preferred Stocks	222,416	—	—	222,416
Rights & Warrants	6,128	— †	—	6,128
Short-Term Investments	1,535,119	—	—	1,535,119
Collateral for Securities on Loan
Short-Term	49,863,926	—	—	49,863,926
Total Investments	$543,275,404	$10,353	$—	$543,285,757
SA International Small Company Fund
Mutual Funds	$216,559,409	$—	$—	$216,559,409
Total Investments	$216,559,409	$—	$—	$216,559,409
SA Emerging Markets Value Fund
Common Stocks	$89,709,629	$45,280 †	$—	$89,754,909
Preferred Stocks	3,542,530	—	—	3,542,530
Rights & Warrants	860	—	—	860
Short-Term Investments	271,555	—	—	271,555
Total Investments	$93,524,574	$45,280	$—	$93,569,854
SA Real Estate Securities Fund
Common Stocks	$92,570,290	$—	$—	$92,570,290
Short-Term Investments	167,048	—	—	167,048
Total Investments	$92,737,338	$—	$—	$92,737,338

†	Includes one or more securities which are valued at zero.

     Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. There were no significant transfers into or out of Levels 1, 2, or 3 during the six months ended December 31, 2012.

     In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11 Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Trust management is evaluating the implications of ASU 2011-11 and any impact it may have on the financial statements.

     Repurchase Agreements — The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller’s agreement to repurchase them at an agreed-upon time and price. Dimensional Fund Advisors LP (the “Sub-Adviser”) will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2012 (Unaudited) (Continued)

segregated on the books of the Fund or the Fund’s custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market conditions or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. government securities.

     Securities Lending — The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which LWI Financial Inc. (the “Adviser”) specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

     Upon entering into a securities lending transaction, a Fund receives cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, 102% of the current market value of the loaned securities with respect to other U.S. securities and 105% of the current market value of the loaned securities with respect to foreign securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

     As of December 31, 2012, the following Funds had loaned securities, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
		Value of	Value of	(Including
	Value of	Cash	Non-Cash	Calculated
Fund	Securities	Collateral	Collateral*	Mark)†
SA Global Fixed Income Fund	$88,206,384	$90,122,203	$—	$90,025,443
SA U.S. Core Market Fund	$18,833,880	$18,820,469	$158,201	$19,136,423
SA U.S. Value Fund	$14,793,186	$12,865,208	$1,934,792	$13,230,575
SA U.S. Small Company Fund	$50,323,233	$50,926,268	$—	$51,759,744
SA International Value Fund	$48,575,863	$49,863,926	$460,596	$50,137,957

       * The Fund cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

       † Balances represent the end-of-day mark-to-market of securities lending collateral that will be reflected by the Funds as of the next business day.

     Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2012 (Unaudited) (Continued)

     The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

     Investing in securities of foreign companies and securities of foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and securities of the U.S. government. These risks include less developed or less efficient trading markets; less stringent accounting and financial reporting standards; social, political or economic instability; foreign currency exchange controls and foreign taxation issues; the risk of expropriation of assets or nationalization of a company or industry by foreign governments; changes in currency exchange rates; and settlement, custodial or other operational risks. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid, and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

     Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency transactions in the Fund’s Statement of Assets and Liabilities. When the contract is closed, realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Fund’s Statement of Operations.

     Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     At December 31, 2012, SA Global Fixed Income Fund had the following open forward foreign currency exchange contracts:

		Local	Aggregate		Unrealized
	Delivery	Currency	Face	Total	Appreciation/
	Date	Amount	Amount	Value	(Depreciation)
Canadian Dollar (sell)	1/7/2013	47,688,986	$47,933,977	$47,938,338	$(4,361)
Danish Krone (sell)	1/7/2013	36,400,824	$6,371,115	$6,440,372	$(69,257)
Euro Currency (sell)	1/7/2013	85,582,361	$111,634,007	$112,968,356	$(1,334,349)
Pound Sterling (sell)	1/7/2013	87,064,356	$139,993,303	$141,430,163	$(1,436,860)
Pound Sterling (buy)	1/7/2013	2,503,328	$4,012,942	$4,066,487	$53,545
					$(2,791,282)

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2012 (Unaudited) (Continued)

     The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities. The following table, grouped into appropriate risk categories, discloses the amounts related to each Fund’s use of derivative instruments and hedging activities at December 31, 2012:

SA Global Fixed Income Fund
Asset Derivatives (1)
	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$53,545	$53,545

Liability Derivatives (2)

	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$(2,844,827)	$(2,844,827)

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

     Transactions in derivative instruments during the six months ended December 31, 2012, were as follows:

Realized Gain (Loss) (1)
	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$1,803	$1,803

Change in Unrealized Appreciation (Depreciation) (2)
	Foreign
	Exchange
	Contracts Risk	Total
Forward Contracts	$(874,837)	$(874,837)

       (1) Statement of Operations location: Realized gain (loss) on: Foreign currency and forward currency transactions.

       (2) Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: Foreign currency and forward currency transactions.

     For the six months ended December 31, 2012, the average monthly principal amount of forward foreign currency exchange contracts was $402,688,081.

     Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

     The Funds characterize distributions received from mutual fund investments on the Statement of Operations using the same characterization as the distribution received.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2012 (Unaudited) (Continued)

     Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

     Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

     Federal Income Taxes — The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income to their shareholders. Therefore, no income tax provision is required.

     Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2010-2012), or expected to be taken in the Funds’ 2013 tax returns.

     Distributions to Shareholders — Each Fund, excluding SA Global Fixed Income Fund and SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income annually. SA Global Fixed Income Fund and SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

     SA Real Estate Securities Fund characterizes distributions received from real estate investment trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Fund records the amount recharacterized as dividend income as ordinary income, the amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

     Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed net investment income and net capital gains for tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, PFICs, non-REIT return of capital, and foreign currency transactions that will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2012 (Unaudited) (Continued)

2. Agreements and Transactions with Affiliates

     The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund. The Adviser is an indirect, wholly-owned subsidiary of Werba Reinhard, Inc., a U.S. company based in San Jose, California. Werba Reinhard, Inc. is controlled by Mr. Eli Reinhard through his sole ownership interest in Arcadia Loring Ward, LLC and Mr. Reinhard’s role as the sole trustee of nine trusts administered for the benefit of Mr. Reinhard’s family, each of which has an ownership interest in Werba Reinhard, Inc. For the advisory services provided, the Adviser is entitled to a fee from each Fund computed daily and payable monthly as follows:

Advisory
Fund	Fees
SA U.S. Fixed Income Fund	0.25%
SA Global Fixed Income Fund	0.30%
SA U.S. Core Market Fund	0.55%
SA U.S. Value Fund	0.55%
SA U.S. Small Company Fund	0.55%
SA International Value Fund	0.65%
SA International Small Company Fund	0.65%
SA Emerging Markets Value Fund	0.65%
SA Real Estate Securities Fund	0.55%

     For the administrative services provided, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

     The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement with the Sub-Adviser (the “Sub-Advisory Agreement”). For the sub-advisory services provided, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets. SA International Small Company Fund will not pay a fee to the Sub-Adviser for its sub-advisory services for as long as it invests substantially all of its assets in the DFA Portfolio. However, the Sub-Adviser receives an administration fee from the DFA Portfolio and also receives advisory fees for providing advisory services to the funds in which the DFA Portfolio invests.

Sub-Advisory
Fund	Fees
SA U.S. Fixed Income Fund	0.10%
SA Global Fixed Income Fund	0.05%
SA U.S. Core Market Fund*	0.05%
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.35%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.50%
SA Real Estate Securities Fund	0.15%

       * The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2012 (Unaudited) (Continued)

     The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% of the average daily net assets of each Fund.

     The Adviser contractually agreed to waive its management fees and/or to reimburse expenses to the extent a Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum, shown in the table below. This agreement will remain in effect until October 28, 2021, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. This agreement may only be terminated with the approval of the Trust’s Board.

Expense
Fund	Limitation
SA U.S. Fixed Income Fund	0.65%
SA Global Fixed Income Fund	0.80%
SA U.S. Core Market Fund	1.00%
SA U.S. Value Fund	1.05%
SA U.S. Small Company Fund	1.20%
SA International Value Fund	1.35%
SA International Small Company Fund	1.10%
SA Emerging Markets Value Fund	1.45%
SA Real Estate Securities Fund	1.00%

     The Adviser may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the Adviser must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board must approve the reimbursement, (3) reimbursement will be permitted if, and to the extent that, the relevant Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Adviser may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund’s operating expenses for the current fiscal year. As of December 31, 2012 the following amounts are subject to this recapture through June 30, 2013, June 30, 2014 and June 30, 2015, respectively.

	Expires	Expires	Expires
Fund	June 30, 2013	June 30, 2014	June 30, 2015
SA U.S. Fixed Income Fund	$503,586	$666,067	$614,326
SA Global Fixed Income Fund	1,403,642	1,509,521	23,901
SA U.S. Core Market Fund	639,920	726,592	347,861
SA U.S. Value Fund	556,259	616,019	346,997
SA U.S. Small Company Fund	774,384	888,650	604,296
SA International Value Fund	—	—	—
SA International Small Company Fund	153,408	188,413	166,407
SA Emerging Markets Value Fund	378,982	463,663	482,250
SA Real Estate Securities Fund	318,162	417,871	342,476

     Trustees’ Fees and Expenses — For their services as Trustees, the Trustees of the Trust received an annual retainer fee of $80,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board received an additional $8,000 per year.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2012 (Unaudited) (Continued)

     Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. For the sub-administrative services provided, State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.0175% of the first $1.5 billion of net assets, plus 0.015% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $70,000 annually per Fund, except for SA International Small Company Fund, which is subject to a minimum fee of $50,000 annually. Fees are calculated for the fund complex and then allocated to the Funds based upon each Fund’s total net assets, which may cause a Fund to pay less than the minimum annual charge.

3. Purchases and Sales of Securities

     Excluding short-term investments, each Fund’s purchases and sales of securities for the six months ended December 31, 2012 were as follows:

	Purchases
	U.S. Government	Other
SA U.S. Fixed Income Fund	8,939,290	32,236,800
SA Global Fixed Income Fund	5,996,520	84,610,337
SA U.S. Core Market Fund	—	4,240,689
SA U.S. Value Fund	—	13,532,412
SA U.S. Small Company Fund	—	18,082,651
SA International Value Fund	—	30,120,119
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	8,732,244
SA Real Estate Securities Fund	—	1,505,722

	Sales
	U.S. Government	Other
SA U.S. Fixed Income Fund	3,056,660	17,146,707
SA Global Fixed Income Fund	1,538,100	92,756,947
SA U.S. Core Market Fund	—	12,604,316
SA U.S. Value Fund	—	23,420,517
SA U.S. Small Company Fund	—	18,952,057
SA International Value Fund	1,190,892	35,150,347
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	2,137,555
SA Real Estate Securities Fund	—	273,883

     N/A — Refer to the financial statements of the DFA Portfolio and the Series in which it invests, included elsewhere in this report.

4. Subsequent Events

     Management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through the date these financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

     The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (800) 366-7266 and on the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

     The Trust files a complete schedule of portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-Q is also available without charge, upon request, by calling (800) 366-7266.

Semi-Annual Portfolio Schedule

     The Trust files a complete schedule of the portfolio holdings for each Fund for the second quarter of each fiscal year on Form N-CSR. The Trust’s Form N-CSR is available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-CSR is also available without charge, upon request, by calling (800) 366-7266.

Trustees and Officers’ Information

     Information regarding the Trustees and executive officers of the Trust is listed below. The Board is responsible for managing the business and affairs of the Trust. The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust have the responsibility for the day-to-day management of the Funds. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s performance. The Board of Trustees is comprised entirely of Trustees who are not “interested persons” of the Trust, as such term is defined under the 1940 Act (the “Independent Trustees”).

     Officers of the Trust listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Adviser, Loring Ward Securities Inc. (the “Distributor”) or their affiliated entities. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

			Number of
	Position(s)		Portfolios in
	Held with	Principal	Fund Complex	Other
Name, Address,(1)	Trust and Length of	Occupation(s)	Overseen by	Trusteeships/
and Year of Birth	Time Served(2)	During Past 5 Years	Trustee	Directorships Held
Independent Trustees:
Bryan W. Brown Year of Birth: 1945	Trustee (since April 1999) Chairman (since December 2004)	Self-Employed Management Consultant (financial and technological systems) (since 1992); Chief Financial Officer, Bioexpertise, Inc. (physician’s web-based continuing education) (since 2003); Chief Financial Officer, ONTHERIX, INC. (a pharmaceutical development company) (since 2008); Chief Financial Officer, PharmaGenias, Inc. (biotechnology and pharmaceutical clinical trial services) (2004-2008); Chief Financial Officer, DISK-IOPS (a patent licensing company in the life science industry) (2009-2011).	9	Director/Officer, Friends of the California Air & Space Center (aviation museum) (1999-2010).

Charles M. Roame Year of Birth: 1965	Trustee (since June 2012)	Managing Partner, Tiburon Strategic Advisors (provider of market research and strategy consulting to financial services firms) (since 1998).	9	Director, Envestnet, Inc. (provider of wealth management solutions) (since August 2011).

Harold M. Shefrin Year of Birth: 1948	Trustee (since April 1999)	Professor of Finance, Santa Clara University (since 1978).	9	Trustee, Litman Gregory Funds Trust (6 portfolios) (since February 2005).

(1)	The address of each Trustee is: LWI Financial Inc., 3055 Olin Ave., Suite 2000, San Jose, CA 95128.

(2)	Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed.

     The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-366-7266. It is also available on the Funds’ website at: http://sa-funds.net.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Officers of the Trust

Position(s)
Held with
Name, Address(1)	Trust and Length of
and Year of Birth	Time Served(2)	Principal Occupation(s) During Past 5 Years
Alexander B. Potts* Year of Birth: 1967	President and Chief Executive Officer (since January 2009).

President and Chief Executive Officer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (since January 2009); President and Chief Executive Officer, Werba Reinhard, Inc. (since January 2008); Consultant, Werba Reinhard, Inc. (2007); Executive Vice President and Chief Operating Officer, LWI Financial Inc. (2006-2007).

Michael R. Clinton* Year of Birth: 1966	Chief Financial and Accounting Officer and Treasurer (since March 2009).

Chief Operating Officer, Chief Financial Officer and Treasurer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (since March 2009); Chief Financial Officer and Treasurer, Werba Reinhard, Inc. (since March 2009); Vice President of Fund Administration, Charles Schwab Investment Management (2004-2009).

Christopher D. Stanley* Year of Birth: 1983	Vice President, Chief Legal Officer, Chief Compliance Officer and Anti-Money Laundering Compliance Officer (since March 2011).

Vice President, General Counsel and Chief Legal Officer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (since April 2011); Chief Compliance Officer, Loring Ward Securities Inc. (since April 2011); Corporate Secretary and General Counsel, Werba Reinhard, Inc. (since April 2011); Director of Compliance, LWI Financial Inc. and Loring Ward Securities Inc. (2009-2011); Legal Clerk, LWI Financial Inc. and Loring Ward Securities Inc. (2008-2009).

Joni Clark* Year of Birth: 1966	Vice President and Chief Investment Officer (since March 2010).

Executive Vice President and Chief Investment Officer, LWI Financial Inc. (since June 2010); Chief Investment Strategist, LWI Financial Inc. (2007-2010); Investment Committee Member, LWI Financial Inc. (2003-2007); Senior Manager of Investment Services, Assante Global Advisors, Inc. and LWI Financial Inc. (2002-2007).

Marcy D. Tsagarakis* Year of Birth: 1971	Secretary (since June 2006).	Vice President, Fund Administration, LWI Financial Inc. and Loring Ward Securities Inc. (since 2005).

(1)	The address of each officer is: LWI Financial Inc., 3055 Olin Ave., Suite 2000, San Jose, CA 95128.

(2)	The Trust’s officers are appointed annually by the Board.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund’s Expenses
Shareholder Expense Example

     As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2012 and held for the entire period.

Actual Expenses

     The first line in each table below shows the actual account values and actual Fund expenses, based on the Fund’s actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes

     The second line in each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of investing in different funds. In addition, if these transaction costs were included, your costs would have been higher.

SA U.S. Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/12	12/31/12	7/01/12-12/31/12
Actual	$1,000.00	$1,001.00	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA Global Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/12	12/31/12	7/01/12-12/31/12
Actual	$1,000.00	$1,012.30	$4.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Core Market Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/12	12/31/12	7/01/12-12/31/12
Actual	$1,000.00	$1,062.10	$5.20
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/12	12/31/12	7/01/12-12/31/12
Actual	$1,000.00	$1,121.70	$5.62
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	$5.35

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA U.S. Small Company Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/12	12/31/12	7/01/12-12/31/12
Actual	$1,000.00	$1,089.10	$6.32
Hypothetical (5% return before expenses)	$1,000.00	$1,019.16	$6.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/12	12/31/12	7/01/12-12/31/12
Actual	$1,000.00	$1,143.00	$7.18
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.33% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Small Company

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/12	12/31/12	7/01/12-12/31/12
Actual	$1,000.00	$1,138.10	$5.93
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

With respect to SA International Small Company Fund, the amounts set forth in the table reflect only those expenses incurred directly by the Fund. The expenses incurred by the DFA Portfolio and the underlying funds in which it invests are reflected in the valuation of the Fund’s investment in the DFA Portfolio. Because these expenses are passed indirectly, rather than directly, to the Fund, they are not reflected in the table. For the six months ended October 31, 2012, the total annual operating expenses of the DFA International Small Company Portfolio was 0.56%.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA Emerging Markets Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/12	12/31/12	7/01/12-12/31/12
Actual	$1,000.00	$1,139.30	$7.82
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.37

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA Real Estate Securities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/12	12/31/12	7/01/12-12/31/12
Actual	$1,000.00	$1,020.89	$5.09
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

(This page has been left blank intentionally.)

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
P.L.C.	Public Limited Company
STRIP	Separate Trading of Registered Interest and Principal of Securities
SA	Special Assessment

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
—	Amounts designated as — are either zero or rounded to zero.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements.
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
(a)	Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund’s costs in two ways.

     Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

     Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended October 31, 2012
EXPENSE TABLE
	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/12	10/31/12	Ratio*	Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$ 993.37	0.56%	$2.81
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.32	0.56%	$2.85
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Fund’s portion of the expenses of its Master Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

     The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

     The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds’ holdings which reflect the investments by category or country.

Affiliated Investment Companies	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2012
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$2,278,332,715
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	1,512,099,431
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	1,451,687,703
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	811,906,933
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	670,090,242
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $6,294,067,001)	6,724,117,024
TOTAL INVESTMENTS — (100.0%) (Cost $6,294,067,001)^	$6,724,117,024
____________________

^	The cost for federal income tax purposes is $6,304,263,839.

Summary of the Portfolio’s investments as of December 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$6,724,117,024	—	—	$6,724,117,024
TOTAL	$6,724,117,024	—	—	$6,724,117,024

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2012

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$2,138,832,833
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	1,433,515,437
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	1,392,642,047
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	765,581,971
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	689,084,996
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $6,321,775,249)	6,419,657,284
TOTAL INVESTMENTS — (100.0%) (Cost $6,321,775,249)	$6,419,657,284

Summary of the Portfolio’s investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$6,419,657,284	—	—	$6,419,657,284
TOTAL	$6,419,657,284	—	—	$6,419,657,284

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$6,724,117
Cash	8,140
Receivables:
Prepaid Expenses and Other Assets	40
Total Assets	6,732,297
LIABILITIES:
Payables:
Due to Advisor	2,272
Accrued Expenses and Other Liabilities	318
Total Liabilities	2,590
NET ASSETS	$6,729,707
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $6,729,707 and shares outstanding
of 422,448,699	$15.93
Investments in Affiliated Investment Companies at Cost	$6,294,067
NET ASSETS CONSIST OF:
Paid-In Capital	$6,315,574
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(50,607)
Accumulated Net Realized Gain (Loss)	34,810
Net Unrealized Foreign Exchange Gain (Loss)	(148)
Net Unrealized Appreciation (Depreciation)	430,078
NET ASSETS	$6,729,707

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2012
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$6,419,657
Temporary Cash Investments at Value & Cost	7,220
Receivables:
Fund Shares Sold	4,639
Prepaid Expenses and Other Assets	39
Total Assets	6,431,555
LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	500
Fund Shares Redeemed	5,449
Due to Advisor	2,141
Accrued Expenses and Other Liabilities	305
Total Liabilities	8,395
NET ASSETS	$6,423,160
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $6,423,160 and shares outstanding
of 420,465,298	$15.28
NUMBER OF SHARES AUTHORIZED	1,500,000,000
Investments in Affiliated Investment Companies at Cost	$6,321,775
NET ASSETS CONSIST OF:
Paid-In Capital	$6,292,303
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	3,290
Accumulated Net Realized Gain (Loss)	30,107
Net Unrealized Foreign Exchange Gain (Loss)	(421)
Net Unrealized Appreciation (Depreciation)	97,881
NET ASSETS	$6,423,160

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2012

(Amounts in thousands)

Investment Income*
Net Investment Income Received from
Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $13,197)	$167,967
Interest	19
Income from Securities Lending	17,286
Expenses Allocated from Affiliated Investment Companies	(8,714)
Total Net Investment Income Received from
Affiliated Investment Companies	176,558

Fund Investment Income
Interest	23
Total Fund Investment Income	23

Fund Expenses
Administrative Services Fees	23,665
Accounting & Transfer Agent Fees	78
Filing Fees	168
Shareholders’ Reports	203
Directors’/Trustees’ Fees & Expenses	50
Professional Fees	33
Other	60
Total Expenses	24,257
Net Investment Income (Loss)	152,324
Realized and Unrealized Gain (Loss)*
Net Realized Gain (Loss) on:
Investment Securities Sold	53,955
Futures	9
Foreign Currency Transactions**	401
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	133,610
Futures	(1)
Translation of Foreign Currency Denominated Amounts	(530)
Net Realized and Unrealized Gain (Loss)	187,444
Net Increase (Decrease) in Net Assets Resulting from Operations	$339,768
____________________

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each of the Portfolio’s Master Fund (Affiliated Investment Companies).

**	Net of foreign capital taxes withheld of $4.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$152,324	$146,577
Net Realized Gain (Loss) on:
Investment Securities Sold	53,955	205,897
Futures	9	(271)
Foreign Currency Transactions	401 *	(103)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	133,610	(571,803)
Futures	(1)	—
Translation of Foreign Currency Denominated Amounts	(530)	(340)
Net Increase (Decrease) in Net Assets Resulting from Operations	339,768	(220,043)
Distributions From:
Net Investment Income:
Institutional Class Shares	(163,885)	(179,486)
Net Long-Term Gains:
Institutional Class Shares	(108,621)	—
Total Distributions	(272,506)	(179,486)
Capital Share Transactions (1):
Shares Issued	1,391,405	1,380,524
Shares Issued in Lieu of Cash Distributions	262,078	171,227
Shares Redeemed	(1,131,600)	(829,801)
Net Increase (Decrease) from Capital Share Transactions	521,883	721,950
Total Increase (Decrease) in Net Assets	589,145	322,421

Net Assets
Beginning of Period	5,834,015	5,511,594
End of Period	$6,423,160	$5,834,015

(1) Shares Issued and Redeemed:
Shares Issued	95,525	81,929
Shares Issued in Lieu of Cash Distributions	19,065	10,276
Shares Redeemed	(77,790)	(50,113)
Net Increase (Decrease) from Shares Issued and Redeemed	36,800	42,092
Undistributed Net Investment Income (Distributions in Excess of Net
Investment Income)	$3,290	$6,376
____________________

*	Net of foreign capital taxes withheld of $4.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

					Period
	Year	Year	Year	Year	Dec. 1,		Year
	Ended	Ended	Ended	Ended	2007 to		Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,		Nov. 30,
	2012	2011	2010	2009	2008		2007
Net Asset Value, Beginning
of Period	$15.21	$16.14	$13.99	$10.07	$20.80		$19.43
Income From Investment
Operations
Net Investment Income
(Loss)(A)	0.38	0.40	0.28	0.28	0.44		0.43
Net Gains (Losses) on
Securities (Realized and
Unrealized)	0.39	(0.83)	2.13	3.91	(9.55)		2.07
Total From Investment
Operations	0.77	(0.43)	2.41	4.19	(9.11)		2.50
Less Distributions
Net Investment Income	(0.42)	(0.50)	(0.26)	(0.27)	(0.45)		(0.46)
Net Realized Gains	(0.28)	—	—	—	(1.17)		(0.67)
Total Distributions	(0.70)	(0.50)	(0.26)	(0.27)	(1.62)		(1.13)
Net Asset Value, End of
Period	$15.28	$15.21	$16.14	$13.99	$10.07		$20.80
Total Return	5.63%	(2.92)%	17.61%	42.34%	(47.13	)%(C)	13.29%
Net Assets, End of Period
(thousands)	$6,423,160	$5,834,015	$5,511,594	$4,269,864	$3,084,373		$5,597,209
Ratio of Expenses to Average
Net Assets (D)	0.56%	0.55%	0.56%	0.57%	0.55	%(B)	0.55%
Ratio of Expenses to Average
Net Assets (Excluding
Waivers and Assumption
of Expenses and/or
Recovery of Previously
Waived Fees) (D)	0.56%	0.55%	0.56%	0.57%	0.55	%(B)	0.55%
Ratio of Net Investment
Income to Average
Net Assets	2.58%	2.37%	1.94%	2.48%	2.90	%(B)	2.03%
See page 65 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

October 31, 2012

A. Organization:

     DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-seven operational portfolios and the International Small Company Portfolio ( the “Portfolio”) is included in this report.

     The Portfolio is a Fund of Funds that invests in five series of The DFA Investment Trust Company (the “Master Funds”):

		Percentage
		Ownership
Fund of Funds	Master Funds	at 10/31/12
International Small Company Portfolio	The Japanese Small Company Series	83%
	The Asia Pacific Small Company Series	76%
	The United Kingdom Small Company Series	98%
	The Continental Small Company Series	95%
	The Canadian Small Company Series	100%

     The Portfolio also invests in short-term temporary cash investments.

     The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

     At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

  Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

     The Portfolio’s investments reflect proportionate interest in the net assets of its corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

     A summary of inputs used to value the Portfolio’s investments by each major security type is disclosed previously in the Security Valuation note. Valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Portfolio had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

     2. Deferred Compensation Plan: Each eligible “Director/ Trustee” of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

     Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s/Trustee’s deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director’s/Trustee’s first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s/Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

     3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolio are allocated using methods approved by the Board, generally based on average net assets.

     The Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from its respective Master Funds, which are treated as partnerships for federal income tax purposes.

     The Portfolio may be subject to taxes imposed by countries in which the Master Funds invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned by the Master Funds or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

     The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services.

     For the year ended October 31, 2012, the Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

     Pursuant to a Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio to (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. The Fund, on behalf of the Portfolio, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2013, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2012, there were no fees waived subject to future recovery by the Advisor.

     The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) (“the Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to 0.45% of its average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount of 0.45%, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount of 0.45%.

Fees Paid to Officers and Directors/Trustees:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2012, the total related amounts paid by the Fund to the CCO were $234 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

     At October 31, 2012, the total liability for deferred compensation to Directors/Trustees was $142 (in thousands) and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities.

E. Federal Income Taxes:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2012, primarily attributable to realized gains on securities considered to be “passive foreign investment companies” and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts.

     These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase	Increase
	(Decrease)	(Decrease)
Increase	Undistributed	Accumulated
(Decrease)	Net Investment	Net Realized
Paid-In Capital	Income	Gains (Losses)
$7,038	$8,475	$(15,513)

     The tax character of dividends and distributions declared and paid during the year ended October 31, 2011 and the year ended October 31, 2012 were as follows (amounts in thousands):

	Net Investment
	Income
	and Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
2011	$188,546	$5,851	$194,397
2012	169,495	$110,049	279,544

     At October 31, 2012, the Portfolio’s net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment
Income
and Short-Term	Long-Term
Capital Gains	Capital Gains	Total
$5,610	$1,428	$7,038

     At October 31, 2012, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

Undistributed			Total Net
Net Investment			Distributable
Income and	Undistributed	Capital	Earnings
Short-Term	Long-Term	Loss	(Accumulated
Capital Gains	Capital Gains	Carryforward	Losses)
$41,410	$38,970	—	$80,380

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2012, the Portfolio had no capital loss carryforwards to offset future realized capital gains.

     During the year ended October 31, 2012, the Portfolio had no utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes.

     At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

			Net
			Unrealized
Federal	Unrealized	Unrealized	Appreciation
Tax Cost	Appreciation	(Depreciation)	(Depreciation)
$6,375,771	$1,299,558	$(1,248,452)	$51,106

     The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

     In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest, either directly or indirectly through its investment in its corresponding Master Funds, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Portfolio may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Master Funds may be inhibited.

G. Line of Credit:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Portfolio under this line of credit during the year ended October 31, 2012.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Fund expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

     For the year ended October 31, 2012, borrowings by the Portfolio under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted	Weighted	Number of	Interest	Maximum Amount
Average	Average	Days	Expense	Borrowed During
Interest Rate	Loan Balance	Outstanding*	Incurred	the Period
0.88%	$2,384	24	$1	$11,057

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that the Portfolio’s available line of credit was utilized.

There were no outstanding borrowings by the Portfolio under this line of credit as of October 31, 2012.

H. Indemnitees; Contractual Obligations:

     Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

     In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

J. Other:

     At October 31, 2012, there were two shareholders that held approximate 44% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

     The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

     Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of International Small Company Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) at October 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund’s costs in two ways.

     Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

     Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2012

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/12	10/31/12	Ratio*	Period*
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$926.58	0.15%	$0.73
Hypothetical 5% Annual Return	$1,000.00	$1,024.38	0.15%	$0.76

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,006.40	0.16%	$0.81
Hypothetical 5% Annual Return	$1,000.00	$1,024.33	0.16%	$0.81

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/12	10/31/12	Ratio*	Period*
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,073.28	0.13%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.48	0.13%	$0.66

The Continental Small Company Series
Actual Fund Return	$1,000.00	$999.29	0.16%	$0.80
Hypothetical 5% Annual Return	$1,000.00	$1,024.33	0.16%	$0.81

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$974.87	0.15%	$0.74
Hypothetical 5% Annual Return	$1,000.00	$1,024.38	0.15%	$0.76
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

     The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2012. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

										Real Estate
	Consumer	Consumer			Health		Information			Investment	Telecommunication
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology	Materials	Other	Trusts	Services	Utilities	Total
The Japanese Small
Company Series	22.5%	10.1%	0.9%	12.2%	5.3%	26.3%	10.9%	11.0%	—	—	0.3%	0.5%	100%
The Asia Pacific Small
Company Series	24.0%	4.6%	7.1%	11.7%	5.6%	21.3%	4.5%	15.2%	—	—	2.5%	3.5%	100%
The United Kingdom Small
Company Series	25.0%	4.0%	5.0%	14.4%	2.1%	28.4%	9.1%	7.4%	—	—	2.2%	2.4%	100%
The Continental Small
Company Series	13.3%	7.4%	4.5%	18.7%	9.5%	23.9%	10.1%	8.9%	—	—	1.6%	2.1%	100%
The Canadian Small
Company Series	11.2%	3.4%	25.3%	7.8%	2.0%	11.9%	5.2%	28.4%	—	—	0.5%	4.3%	100%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2012
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (88.1%)
Consumer Discretionary — (19.6%)
#Accordia Golf Co., Ltd.	5,208	$4,849,231	0.3%
Aoyama Trading Co., Ltd.	314,300	6,024,052	0.3%
Autobacs Seven Co., Ltd.	115,100	4,825,387	0.3%
*Haseko Corp.	6,934,500	5,514,174	0.3%
#Nifco, Inc.	236,100	5,237,155	0.3%
Onward Holdings Co., Ltd.	685,000	5,178,648	0.3%
Shimachu Co., Ltd.	254,400	5,344,693	0.3%
Toyobo Co., Ltd.	4,433,000	6,321,922	0.3%
Other Securities		352,658,042	19.7%
Total Consumer Discretionary		395,953,304	22.1%

Consumer Staples — (8.0%)
Nichirei Corp.	1,248,000	6,519,394	0.4%
#Sapporo Holdings, Ltd.	1,658,000	5,370,179	0.3%
Takara Holdings, Inc.	834,500	6,640,313	0.4%
Other Securities		143,232,533	8.0%
Total Consumer Staples		161,762,419	9.1%

Energy — (0.7%)
Other Securities		14,298,092	0.8%

Financials — (10.6%)
Daishi Bank, Ltd. (The)	1,639,000	5,172,146	0.3%
Higo Bank, Ltd. (The)	861,000	4,801,943	0.3%
Hokkoku Bank, Ltd. (The)	1,288,000	4,758,005	0.2%
Hyakugo Bank, Ltd. (The)	1,172,609	5,304,922	0.3%
Juroku Bank, Ltd.	1,579,000	5,354,167	0.3%
Kiyo Holdings, Inc.	3,320,900	4,856,469	0.3%
Musashino Bank, Ltd.	167,500	5,470,754	0.3%
Ogaki Kyoritsu Bank, Ltd. (The)	1,552,000	5,296,790	0.3%
San-in Godo Bank, Ltd. (The)	837,000	5,892,566	0.3%
Tokai Tokyo Financial Holdings, Inc.	1,129,000	5,189,115	0.3%
Other Securities		162,420,032	9.1%
Total Financials		214,516,909	12.0%

Health Care — (3.9%)
Kaken Pharmaceutical Co., Ltd.	364,000	5,355,203	0.3%
Nihon Kohden Corp.	173,900	5,283,751	0.3%
Rohto Pharmaceutical Co., Ltd.	424,000	4,936,734	0.3%
Other Securities		63,575,365	3.5%
Total Health Care		79,151,053	4.4%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (24.9%)
	Fujikura, Ltd.	1,850,000	$5,774,602	0.3%
*	Furukawa Electric Co., Ltd.	2,194,000	4,934,556	0.3%
	Glory, Ltd.	246,600	5,715,072	0.3%
	Hitachi Zosen Corp.	3,894,500	5,488,598	0.3%
#*	Kawasaki Kisen Kaisha, Ltd.	4,814,000	7,392,435	0.4%
	Maeda Road Construction Co., Ltd.	316,000	4,828,035	0.3%
#	Minebea Co., Ltd.	1,447,000	5,140,591	0.3%
	Mitsui Engineering & Shipbuilding Co., Ltd.	3,173,000	4,895,240	0.3%
#	Nippon Sheet Glass Co., Ltd.	4,761,000	6,294,753	0.3%
	Nisshinbo Holdings, Inc.	730,000	6,178,971	0.3%
*	NTN Corp.	2,445,000	6,626,835	0.4%
	OKUMA Corp.	710,000	4,899,866	0.3%
	Sankyu, Inc.	1,292,000	4,892,360	0.3%
	Sanwa Holdings Corp.	1,123,000	4,957,384	0.3%
	Seino Holdings Co., Ltd.	753,000	4,777,123	0.2%
	Other Securities		422,540,719	23.6%
Total Industrials			505,337,140	28.2%

Information Technology — (9.2%)
	Alps Electric Co., Ltd.	859,600	5,203,813	0.3%
#	Horiba, Ltd.	186,850	5,419,176	0.3%
#	Seiko Epson Corp.	696,500	5,681,145	0.3%
#	Taiyo Yuden Co., Ltd.	538,200	4,764,003	0.3%
	Wacom Co., Ltd.	1,912	5,033,810	0.3%
	Other Securities		161,039,961	9.0%
Total Information Technology			187,141,908	10.5%

Materials — (10.4%)
#	Hokuetsu Kishu Paper Co., Ltd.	862,199	5,003,946	0.3%
	Mitsui Mining & Smelting Co., Ltd.	2,800,000	6,912,392	0.4%
	Rengo Co., Ltd.	1,075,000	5,429,157	0.3%
	Sumitomo Osaka Cement Co., Ltd.	1,848,000	6,730,139	0.4%
#	Tosoh Corp.	2,648,000	6,371,117	0.3%
	Other Securities		179,468,717	10.0%
Total Materials			209,915,468	11.7%

Telecommunication Services — (0.4%)
*	Softbank Corp.	202,949	7,436,308	0.4%
	Other Securities		352,300	0.0%
Total Telecommunication Services			7,788,608	0.4%

Utilities — (0.4%)
	Other Securities		8,416,112	0.5%
TOTAL COMMON STOCKS			1,784,281,013	99.7%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (11.9%)
§@ DFA Short Term Investment Fund	20,829,732	$241,000,000	13.5%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.25%, 01/02/13
(Collateralized by U.S. Treasury Note 1.250%, 12/31/19, valued at $940,610)
to be repurchased at $922,180	$922	922,167	0.0%
TOTAL SECURITIES LENDING COLLATERAL		241,922,167	13.5%
TOTAL INVESTMENTS — (100.0%) (Cost $2,140,471,758)^		$2,026,203,180	113.2%
____________________

^       The cost for federal income tax purposes is $2,141,776,726.

Summary of the Series’ investments as of December 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$395,953,304	—	$395,953,304
Consumer Staples	—	161,762,419	—	161,762,419
Energy	—	14,298,092	—	14,298,092
Financials	—	214,516,909	—	214,516,909
Health Care	—	79,151,053	—	79,151,053
Industrials	—	505,337,140	—	505,337,140
Information Technology	—	187,141,908	—	187,141,908
Materials	—	209,915,468	—	209,915,468
Telecommunication Services	—	7,788,608	—	7,788,608
Utilities	—	8,416,112	—	8,416,112
Securities Lending Collateral	—	241,922,167	—	241,922,167
TOTAL	—	$2,026,203,180	—	$2,026,203,180

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2012
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (82.1%)
AUSTRALIA — (44.5%)
	Adelaide Brighton, Ltd.	1,442,564	$4,723,821	0.4%
	Aristocrat Leisure, Ltd.	2,580,305	8,531,930	0.8%
	Arrium, Ltd.	6,037,433	5,884,284	0.6%
#	Ausdrill, Ltd.	1,508,324	4,503,889	0.4%
	Australian Infrastructure Fund NL	3,606,473	11,696,444	1.1%
	Beach Energy, Ltd.	5,525,248	8,670,485	0.8%
*	BlueScope Steel, Ltd.	2,262,062	8,274,173	0.8%
	Boart Longyear, Ltd.	2,638,658	5,272,347	0.5%
#	Bradken, Ltd.	1,022,589	5,910,127	0.6%
#	carsales.com, Ltd.	1,220,399	9,391,786	0.9%
#	CSR, Ltd.	2,491,176	5,106,490	0.5%
#	David Jones, Ltd.	3,152,271	7,762,738	0.7%
*	Downer EDI, Ltd.	1,857,964	7,964,963	0.8%
#	DuluxGroup, Ltd.	2,216,961	8,791,497	0.8%
#	Envestra, Ltd.	5,566,443	5,466,175	0.5%
#*	Goodman Fielder, Ltd.	8,296,037	5,422,339	0.5%
	GrainCorp, Ltd. Class A	828,668	10,746,006	1.0%
	Independence Group NL	1,024,848	5,052,319	0.5%
#	Invocare, Ltd.	633,106	5,814,325	0.5%
	IOOF Holdings, Ltd.	1,074,600	8,167,123	0.8%
#	Iress, Ltd.	603,773	5,220,193	0.5%
#	JB Hi-Fi, Ltd.	582,072	6,299,947	0.6%
#	Medusa Mining, Ltd.	834,363	4,753,073	0.4%
#	Mineral Resources, Ltd.	484,937	4,989,065	0.5%
#	Monadelphous Group, Ltd.	198,056	5,099,045	0.5%
#	Myer Holdings, Ltd.	3,564,925	8,065,720	0.8%
#	Navitas, Ltd.	1,189,617	5,867,735	0.6%
	Nufarm, Ltd.	817,424	4,985,094	0.5%
#*	Paladin Energy, Ltd.	4,096,983	4,523,395	0.4%
#	Perpetual Trustees Australia, Ltd.	226,579	8,303,528	0.8%
#	Primary Health Care, Ltd.	1,960,174	8,177,665	0.8%
	Reece Australia, Ltd.	238,257	5,534,395	0.5%
#	Resolute Mining, Ltd.	3,133,646	5,383,165	0.5%
#	SAI Global, Ltd.	1,203,570	5,347,106	0.5%
	Spark Infrastructure Group, Ltd.	3,454,752	6,039,886	0.6%
#	Super Retail Group, Ltd.	1,291,875	13,495,893	1.3%
	Other Securities		321,579,143	30.6%
TOTAL AUSTRALIA			566,817,309	53.9%

CHINA — (0.0%)
	Other Securities		596,144	0.1%

HONG KONG — (19.1%)
#*	Esprit Holdings, Ltd.	7,747,350	11,005,599	1.1%
#	Giordano International, Ltd.	7,480,000	7,251,849	0.7%
#	Luk Fook Holdings International, Ltd.	2,011,000	6,454,311	0.6%
	Melco International Development, Ltd.	5,984,000	7,104,467	0.7%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (Continued)
Pacific Basin Shipping, Ltd.	9,730,000	$5,548,192	0.5%
Xinyi Glass Holdings, Ltd.	10,676,000	6,711,964	0.6%
Other Securities		198,821,863	18.9%
TOTAL HONG KONG		242,898,245	23.1%

NEW ZEALAND — (5.9%)
Fisher & Paykel Healthcare Corp., Ltd.	3,195,772	6,549,416	0.6%
Port of Tauranga, Ltd.	528,322	5,761,357	0.5%
# Ryman Healthcare, Ltd.	1,685,604	6,360,268	0.6%
SKYCITY Entertainment Group, Ltd.	3,227,185	10,134,550	1.0%
Other Securities		46,250,151	4.4%
TOTAL NEW ZEALAND		75,055,742	7.1%

SINGAPORE — (12.6%)
#* Biosensors International Group, Ltd.	4,951,237	4,942,857	0.5%
# Ezion Holdings, Ltd.	3,300,000	4,663,985	0.4%
Singapore Post, Ltd.	7,163,120	6,750,086	0.6%
Venture Corp., Ltd.	934,000	6,192,648	0.6%
Other Securities		138,241,007	13.2%
TOTAL SINGAPORE		160,790,583	15.3%

UNITED STATES — (0.0%)
Other Securities		512,312	0.1%
TOTAL COMMON STOCKS		1,046,670,335	99.6%

RIGHTS/WARRANTS — (0.1%)
AUSTRALIA — (0.1%)
Other Securities		607,058	0.1%

SINGAPORE — (0.0%)
Other Securities		833	0.0%
TOTAL RIGHTS/WARRANTS		607,891	0.1%

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (17.8%)
§@ DFA Short Term Investment Fund	19,619,706	$227,000,000	21.6%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.25%, 01/02/13
(Collateralized by U.S. Treasury Note 1.250%, 12/31/19,
valued at $478,889) to be repurchased at $469,506	$469	469,499	0.0%
TOTAL SECURITIES LENDING COLLATERAL		227,469,499	21.6%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,183,937,607)^		$1,274,747,725	121.3%
____________________

^       The cost for federal income tax purposes is $1,187,263,252.

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of December 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$566,817,309	—	$566,817,309
China	—	596,144	—	596,144
Hong Kong	—	242,898,245	—	242,898,245
New Zealand	—	75,055,742	—	75,055,742
Singapore	—	160,790,583	—	160,790,583
United States	$512,312	—	—	512,312
Rights/Warrants
Australia	—	607,058	—	607,058
Singapore	—	833	—	833
Securities Lending Collateral	—	227,469,499	—	227,469,499
TOTAL	$512,312	$1,274,235,413	—	$1,274,747,725

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2012
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (98.4%)
Consumer Discretionary — (25.3%)
Aegis Group P.L.C.	3,314,004	$12,742,312	0.8%
* Barratt Developments P.L.C.	4,462,504	15,241,563	1.0%
* Berkeley Group Holdings P.L.C. (The)	552,256	15,887,402	1.0%
Daily Mail & General Trust P.L.C. Series A	1,312,593	11,869,696	0.8%
Debenhams P.L.C.	5,756,729	10,747,804	0.7%
GKN P.L.C.	3,040,886	11,472,664	0.8%
Greene King P.L.C.	1,421,372	14,563,451	0.9%
Inchcape P.L.C.	2,005,227	14,250,362	0.9%
Informa P.L.C.	2,578,346	19,007,774	1.2%
ITV P.L.C.	7,841,182	13,602,684	0.9%
Ladbrokes P.L.C.	3,736,209	12,133,007	0.8%
Persimmon P.L.C.	1,429,557	18,765,322	1.2%
Taylor Wimpey P.L.C.	14,719,590	15,966,141	1.0%
UBM P.L.C.	1,008,603	11,928,181	0.8%
William Hill P.L.C.	3,062,912	17,452,032	1.1%
Other Securities		181,865,540	11.7%
Total Consumer Discretionary		397,495,935	25.6%

Consumer Staples — (3.9%)
Tate & Lyle P.L.C.	961,931	11,901,264	0.8%
Other Securities		49,507,483	3.2%
Total Consumer Staples		61,408,747	4.0%

Energy — (4.7%)
* Afren P.L.C.	4,970,604	10,786,217	0.7%
John Wood Group P.L.C.	1,017,921	12,168,833	0.8%
* Premier Oil P.L.C.	1,957,535	10,832,039	0.7%
Other Securities		39,452,825	2.5%
Total Energy		73,239,914	4.7%

Financials — (14.0%)
Aberdeen Asset Management P.L.C.	2,429,928	14,621,957	0.9%
Amlin P.L.C.	2,286,869	14,216,783	0.9%
Catlin Group, Ltd.	1,602,895	13,188,147	0.9%
Hiscox, Ltd.	1,723,417	12,830,271	0.8%
IG Group Holdings P.L.C.	1,498,282	11,027,035	0.7%
London Stock Exchange Group P.L.C.	579,642	10,339,771	0.7%
Provident Financial P.L.C.	488,993	10,902,069	0.7%
Other Securities		132,766,400	8.6%
Total Financials		219,892,433	14.2%

Health Care — (2.0%)
Other Securities		31,831,547	2.0%

Industrials — (27.5%)
Ashtead Group P.L.C.	2,502,187	17,599,038	1.1%
Babcock International Group P.L.C.	1,275,250	20,129,952	1.3%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (Continued)
Balfour Beatty P.L.C.	3,154,154	$14,196,734	0.9%
BBA Aviation P.L.C.	2,792,163	10,189,335	0.7%
Cobham P.L.C.	4,694,331	17,057,097	1.1%
IMI P.L.C.	927,419	16,785,683	1.1%
Intertek Group P.L.C.	341,821	17,363,466	1.1%
Invensys P.L.C.	3,349,956	17,927,541	1.1%
Meggitt P.L.C.	2,407,994	15,078,335	1.0%
* Melrose Industries P.L.C.	4,640,545	17,257,132	1.1%
Rentokil Initial P.L.C.	6,497,265	10,244,207	0.7%
Rotork P.L.C.	359,430	15,003,933	1.0%
Spirax-Sarco Engineering P.L.C.	320,648	12,006,251	0.8%
Travis Perkins P.L.C.	935,651	16,765,081	1.1%
Other Securities		213,078,169	13.7%
Total Industrials		430,681,954	27.8%

Information Technology — (8.9%)
Aveva Group P.L.C.	275,710	9,894,010	0.6%
Halma P.L.C.	1,549,740	11,661,623	0.8%
Spectris P.L.C.	515,234	17,387,534	1.1%
Telecity Group P.L.C.	749,168	9,675,125	0.6%
Other Securities		91,547,038	5.9%
Total Information Technology		140,165,330	9.0%

Materials — (7.6%)
Croda International P.L.C.	481,499	18,819,504	1.2%
DS Smith P.L.C.	4,475,611	15,087,030	1.0%
Mondi P.L.C.	1,222,048	13,488,960	0.9%
Other Securities		71,913,636	4.6%
Total Materials		119,309,130	7.7%

Telecommunication Services — (2.2%)
Inmarsat P.L.C.	1,703,509	16,420,227	1.1%
Other Securities		17,921,764	1.1%
Total Telecommunication Services		34,341,991	2.2%

Utilities — (2.3%)
Drax Group P.L.C.	1,704,791	15,262,234	1.0%
Pennon Group P.L.C.	1,587,350	16,202,637	1.0%
Other Securities		4,215,761	0.3%
Total Utilities		35,680,632	2.3%
TOTAL COMMON STOCKS		1,544,047,613	99.5%

PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
Other Securities		15,181	0.0%

RIGHTS/WARRANTS — (0.0%)
Other Securities		—	0.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (1.6%)
§@ DFA Short Term Investment Fund	2,074,330	$24,000,000	1.5%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.25%, 01/02/13
(Collateralized by U.S. Treasury Note 1.250%, 12/31/19,
valued at $1,066,021) to be repurchased at $1,045,133	$1,045	1,045,118	0.1%
TOTAL SECURITIES LENDING COLLATERAL		25,045,118	1.6%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,207,835,889)^		$1,569,107,912	101.1%
____________________

^       The cost for federal income tax purposes is $1,212,427,564.

Summary of the Series’ investments as of December 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$397,495,935	—	$397,495,935
Consumer Staples	—	61,408,747	—	61,408,747
Energy	—	73,239,914	—	73,239,914
Financials	—	219,892,433	—	219,892,433
Health Care	—	31,831,547	—	31,831,547
Industrials	—	430,681,954	—	430,681,954
Information Technology	—	140,165,330	—	140,165,330
Materials	—	119,309,130	—	119,309,130
Telecommunication Services	—	34,341,991	—	34,341,991
Utilities	—	35,680,632	—	35,680,632
Preferred Stocks
Consumer Staples	—	15,181	—	15,181
Rights/Warrants	—	—	—	—
Securities Lending Collateral	—	25,045,118	—	25,045,118
TOTAL	—	$1,569,107,912	—	$1,569,107,912

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2012
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (88.5%)
AUSTRIA — (2.3%)
Other Securities		$62,623,452	2.6%

BELGIUM — (3.1%)
Ackermans & van Haaren NV	118,073	9,747,544	0.4%
#* ThromboGenics NV	152,765	8,502,868	0.4%
Other Securities		65,199,667	2.7%
TOTAL BELGIUM		83,450,079	3.5%

DENMARK — (3.3%)
GN Store Nord A.S.	812,990	11,815,174	0.5%
* Topdanmark A.S.	53,386	11,470,339	0.5%
Other Securities		65,355,559	2.7%
TOTAL DENMARK		88,641,072	3.7%

FINLAND — (6.1%)
Elisa Oyj	432,751	9,594,021	0.4%
# KCI Konecranes Oyj	245,559	8,379,975	0.3%
# Kesko Oyj Series B	262,415	8,615,126	0.4%
Orion Oyj Series B	384,369	11,317,002	0.5%
# Outotec Oyj	163,942	9,262,125	0.4%
# Yit Oyj	479,016	9,429,198	0.4%
Other Securities		107,777,295	4.5%
TOTAL FINLAND		164,374,742	6.9%

FRANCE — (9.7%)
#* Alcatel-Lucent SA	7,392,628	10,026,896	0.4%
Teleperformance SA	226,076	8,221,101	0.4%
Other Securities		243,424,859	10.2%
TOTAL FRANCE		261,672,856	11.0%

GERMANY — (12.8%)
* Aareal Bank AG	423,110	8,860,444	0.4%
Aurubis AG	153,470	10,979,083	0.4%
# Deutsche Wohnen AG	647,023	12,012,068	0.5%
Fuchs Petrolub AG	129,590	9,076,063	0.4%
Rhoen-Klinikum AG	406,308	8,189,146	0.3%
# SGL Carbon SE	229,387	9,144,194	0.4%
Stada Arzneimittel AG	247,784	8,019,019	0.3%
Symrise AG	307,713	11,055,482	0.5%
Wirecard AG	381,688	9,422,953	0.4%
Other Securities		257,165,995	10.8%
TOTAL GERMANY		343,924,447	14.4%

GREECE — (2.2%)
Other Securities		57,959,600	2.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
IRELAND — (2.8%)
DCC P.L.C.	308,989	$10,185,940	0.4%
Dragon Oil P.L.C.	987,524	8,931,261	0.4%
Paddy Power P.L.C.	180,573	14,960,161	0.6%
Other Securities		40,255,046	1.7%
TOTAL IRELAND		74,332,408	3.1%

ISRAEL — (2.6%)
Other Securities		69,681,746	2.9%

ITALY — (7.7%)
Banca Popolare dell’Emilia Romagna Scarl	1,191,889	8,283,121	0.4%
* Banco Popolare Scarl	6,311,267	10,509,344	0.4%
#* Finmeccanica SpA	1,709,605	9,893,896	0.4%
Prysmian SpA	484,563	9,672,408	0.4%
Other Securities		168,771,904	7.1%
TOTAL ITALY		207,130,673	8.7%

NETHERLANDS — (5.3%)
Aalberts Industries NV	469,415	9,686,915	0.4%
ASM International NV	218,510	7,900,802	0.3%
CSM NV	363,574	7,825,152	0.3%
Nutreco NV	173,920	14,785,502	0.6%
# Royal Imtech NV	349,305	8,188,007	0.4%
* SBM Offshore NV	804,422	11,344,600	0.5%
Other Securities		81,612,747	3.4%
TOTAL NETHERLANDS		141,343,725	5.9%

NORWAY — (3.3%)
Other Securities		88,610,099	3.7%

PORTUGAL — (1.2%)
* Banco Espirito Santo SA	7,130,880	8,481,206	0.3%
Other Securities		25,225,522	1.1%
TOTAL PORTUGAL		33,706,728	1.4%

RUSSIA — (0.1%)
Other Securities		2,685,652	0.1%

SPAIN — (4.6%)
# Viscofan SA	203,299	11,515,414	0.5%
Other Securities		112,129,121	4.7%
TOTAL SPAIN		123,644,535	5.2%

SWEDEN — (9.2%)
Castellum AB	732,850	10,445,260	0.4%
Holmen AB Series B	273,916	8,141,881	0.3%
Husqvarna AB Series B	1,434,072	8,703,415	0.4%
Meda AB Series A	857,997	8,844,777	0.4%
Securitas AB Series B	1,133,353	9,935,747	0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
SWEDEN — (Continued)
Trelleborg AB Series B	999,202	$12,496,345	0.5%
Other Securities		189,894,275	8.0%
TOTAL SWEDEN		248,461,700	10.4%

SWITZERLAND — (12.1%)
# Clariant AG	1,021,075	13,927,185	0.6%
* Dufry AG	77,241	10,213,734	0.4%
Galenica Holding AG	18,828	10,942,953	0.5%
* GAM Holding AG	786,581	10,702,956	0.4%
Helvetia Holding AG	22,896	8,733,028	0.4%
Lonza Group AG	218,447	11,836,809	0.5%
PSP Swiss Property AG	148,327	14,039,021	0.6%
Swiss Life Holding AG	102,976	13,744,852	0.6%
Other Securities		230,089,102	9.6%
TOTAL SWITZERLAND		324,229,640	13.6%

UNITED KINGDOM — (0.1%)
Other Securities		3,739,755	0.2%

UNITED STATES — (0.0%)
Other Securities		6,599	0.0%
TOTAL COMMON STOCKS		2,380,219,508	99.7%

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
Other Securities		917	0.0%

ITALY — (0.0%)
Other Securities		5,263	0.0%

SPAIN — (0.0%)
Other Securities		41,150	0.0%

SWEDEN — (0.0%)
Other Securities		81,431	0.0%
TOTAL RIGHTS/WARRANTS		128,761	0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (11.5%)
§@DFA Short Term Investment Fund	26,361,279	$305,000,000	12.8%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.25%, 01/02/13
(Collateralized by U.S. Treasury Note 1.250%, 12/31/19,
valued at $3,023,811) to be repurchased at $2,964,561	$2,965	2,964,520	0.1%
TOTAL SECURITIES LENDING COLLATERAL		307,964,520	12.9%
TOTAL INVESTMENTS — (100.0%)
(Cost $2,587,977,461)^		$2,688,312,789	112.6%
__________________

^	The cost for federal income tax purposes is $2,590,136,296.

Summary of the Portfolio’s investments as of December 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$62,623,452	—	$62,623,452
Belgium	—	83,450,079	—	83,450,079
Denmark	—	88,641,072	—	88,641,072
Finland	—	164,374,742	—	164,374,742
France	—	261,672,856	—	261,672,856
Germany	—	343,924,447	—	343,924,447
Greece	—	57,959,600	—	57,959,600
Ireland	—	74,332,408	—	74,332,408
Israel	$853,807	68,827,939	—	69,681,746
Italy	—	207,130,673	—	207,130,673
Netherlands	—	141,343,725	—	141,343,725
Norway	120,749	88,489,350	—	88,610,099
Portugal	—	33,706,728	—	33,706,728
Russia	—	2,685,652	—	2,685,652
Spain	—	123,644,535	—	123,644,535
Sweden	—	248,461,700	—	248,461,700
Switzerland	—	324,229,640	—	324,229,640
United Kingdom	—	3,739,755	—	3,739,755
United States	6,599	—	—	6,599
Rights/Warrants
Belgium	—	917	—	917
Italy	—	5,263	—	5,263
Spain	—	41,150	—	41,150
Sweden	—	81,431	—	81,431
Securities Lending Collateral	—	307,964,520	—	307,964,520
TOTAL	$981,155	$2,687,331,634	—	$2,688,312,789

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2012
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (75.5%)
Consumer Discretionary — (7.3%)
#	Cineplex, Inc.	241,959	$7,742,591	1.1%
#	Corus Entertainment, Inc. Class B	306,018	7,562,001	1.1%
	Dorel Industries, Inc. Class B	111,100	4,015,326	0.6%
#*	Imax Corp.	260,537	5,848,790	0.9%
	Linamar Corp.	202,280	4,717,901	0.7%
#	RONA, Inc.	677,175	7,263,956	1.1%
	Other Securities		28,580,843	4.2%
Total Consumer Discretionary			65,731,408	9.7%

Consumer Staples — (2.7%)
	Cott Corp.	473,596	3,808,955	0.6%
	Maple Leaf Foods, Inc.	387,979	4,668,854	0.7%
	North West Co., Inc. (The)	193,973	4,366,196	0.6%
	Other Securities		11,393,993	1.7%
Total Consumer Staples			24,237,998	3.6%

Energy — (19.0%)
*	Celtic Exploration, Ltd.	323,700	8,555,417	1.3%
*	Gran Tierra Energy, Inc.	1,065,607	5,892,066	0.9%
*	Legacy Oil & Gas, Inc.	530,751	3,660,352	0.5%
	Mullen Group, Ltd.	318,728	6,696,909	1.0%
#	Parkland Fuel Corp.	265,671	5,055,949	0.7%
	Pason Systems, Inc.	259,107	4,467,362	0.7%
#*	Petrobank Energy & Resources, Ltd.	425,702	5,306,831	0.8%
	ShawCor, Ltd. Class A	154,796	6,067,655	0.9%
#	Trican Well Service, Ltd.	585,043	7,716,662	1.1%
#*	Whitecap Resources, Inc.	490,635	4,266,606	0.6%
	Other Securities		112,330,526	16.5%
Total Energy			170,016,335	25.0%

Financials — (6.2%)
#	Canadian Western Bank	271,572	7,764,660	1.1%
#	Davis + Henderson Corp.	239,699	5,195,446	0.8%
*	FirstService Corp.	135,548	3,826,468	0.6%
	Granite Real Estate, Inc.	122,565	4,652,714	0.7%
#	Home Capital Group, Inc.	120,600	7,161,800	1.0%
	Laurentian Bank of Canada	112,197	4,990,043	0.7%
	Other Securities		21,673,950	3.2%
Total Financials			55,265,081	8.1%

Health Care — (1.8%)
	Other Securities		16,409,253	2.4%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (9.2%)
#	Ritchie Brothers Auctioneers, Inc.	244,637	$5,103,265	0.8%
#	Russel Metals, Inc.	246,300	6,836,577	1.0%
	Stantec, Inc.	182,098	7,276,963	1.1%
#	Superior Plus Corp.	559,647	5,761,320	0.8%
	Toromont Industries, Ltd.	211,911	4,495,146	0.7%
	TransForce, Inc.	314,697	6,283,183	0.9%
#*	Westport Innovations, Inc.	158,805	4,202,018	0.6%
	Other Securities		42,475,013	6.2%
Total Industrials			82,433,485	12.1%

Information Technology — (4.1%)
*	Celestica, Inc.	874,907	7,098,120	1.0%
	MacDonald Dettweiler & Associates, Ltd.	128,853	7,249,034	1.1%
	Other Securities		22,360,407	3.3%
Total Information Technology			36,707,561	5.4%

Materials — (21.8%)
#	Alamos Gold, Inc.	382,920	6,717,557	1.0%
#*	AuRico Gold, Inc.	892,052	7,344,834	1.1%
#*	B2Gold Corp.	1,401,050	5,014,314	0.7%
	Canexus Corp.	434,301	3,702,496	0.5%
*	Canfor Corp.	411,155	6,853,272	1.0%
#	CCL Industries, Inc. Class B	107,585	4,649,723	0.7%
*	First Majestic Silver Corp.	431,070	8,693,344	1.3%
*	Harry Winston Diamond Corp.	284,763	4,002,198	0.6%
	HudBay Minerals, Inc.	734,374	7,397,635	1.1%
	Sherritt International Corp.	1,571,926	9,086,734	1.3%
#*	Silver Standard Resources, Inc.	340,397	5,074,985	0.8%
#	West Fraser Timber Co., Ltd.	126,174	8,885,582	1.3%
	Other Securities		117,438,863	17.3%
Total Materials			194,861,537	28.7%

Telecommunication Services — (0.2%)
	Other Securities		1,949,164	0.3%

Utilities — (3.2%)
#	Algonquin Power & Utilities Corp.	592,367	4,073,379	0.6%
#	Capital Power Corp.	287,449	6,568,529	1.0%
#	Just Energy Group, Inc.	583,478	5,566,710	0.8%
#	Northland Power, Inc.	250,207	4,696,255	0.7%
	Other Securities		7,570,158	1.1%
Total Utilities			28,475,031	4.2%
TOTAL COMMON STOCKS			676,086,853	99.5%

RIGHTS/WARRANTS — (0.0%)
	Other Securities		10,959	0.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (24.5%)
§@DFA Short Term Investment Fund	18,841,832	$218,000,000	32.1%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.25%, 01/02/13
(Collateralized by U.S. Treasury Note 1.250%, 12/31/19, valued at $981,728)
to be repurchased at $962,491	$962	962,478	0.1%
TOTAL SECURITIES LENDING COLLATERAL		218,962,478	32.2%
TOTAL INVESTMENTS — (100.0%)
(Cost $984,601,856)^		$895,060,290	131.7%
____________________

^	The cost for federal income tax purposes is $984,638,628.

Summary of the Series’ investments as of December 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$65,731,408	—	—	$65,731,408
Consumer Staples	24,237,998	—	—	24,237,998
Energy	170,016,335	—	—	170,016,335
Financials	55,265,081	—	—	55,265,081
Health Care	16,409,253	—	—	16,409,253
Industrials	82,433,485	—	—	82,433,485
Information Technology	36,707,561	—	—	36,707,561
Materials	194,737,782	$123,755	—	194,861,537
Telecommunication Services	1,949,164	—	—	1,949,164
Utilities	28,475,031	—	—	28,475,031
Rights/Warrants	—	10,959	—	10,959
Securities Lending Collateral	—	218,962,478	—	218,962,478
TOTAL	$675,963,098	$219,097,192	—	$895,060,290

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2012

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (88.0%)
Consumer Discretionary — (19.8%)
Aoyama Trading Co., Ltd.	295,800	$5,845,699	0.3%
* Haseko Corp.	6,870,500	4,385,674	0.3%
# Nifco, Inc.	228,400	5,190,359	0.3%
Onward Holdings Co., Ltd.	626,000	4,635,222	0.3%
Ryohin Keikaku Co., Ltd.	104,000	6,887,238	0.4%
Shimachu Co., Ltd.	227,000	5,015,422	0.3%
Toyobo Co., Ltd.	4,184,000	4,611,041	0.3%
Other Securities		339,597,220	20.1%
Total Consumer Discretionary		376,167,875	22.3%

Consumer Staples — (8.9%)
# Nichirei Corp.	1,248,000	6,884,055	0.4%
Sapporo Holdings, Ltd.	1,621,000	4,526,839	0.3%
Takara Holdings, Inc.	834,500	6,250,961	0.4%
* Tsuruha Holdings, Inc.	73,200	5,548,589	0.3%
Other Securities		145,425,057	8.6%
Total Consumer Staples		168,635,501	10.0%

Energy — (0.8%)
Other Securities		15,478,147	0.9%

Financials — (10.7%)
Daishi Bank, Ltd. (The)	1,494,000	4,936,839	0.3%
Higo Bank, Ltd. (The)	818,000	4,827,321	0.3%
Hokkoku Bank, Ltd. (The)	1,190,000	4,296,076	0.2%
Hyakugo Bank, Ltd. (The)	1,116,609	4,886,171	0.3%
Hyakujishi Bank, Ltd. (The)	1,097,000	4,300,766	0.2%
Juroku Bank, Ltd.	1,473,000	4,779,955	0.3%
Kiyo Holdings, Inc.	3,313,900	4,529,074	0.3%
Musashino Bank, Ltd.	152,300	4,362,228	0.2%
Ogaki Kyoritsu Bank, Ltd. (The)	1,410,000	4,963,527	0.3%
San-in Godo Bank, Ltd. (The)	791,000	5,471,237	0.3%
* Tokyo Tatemono Co., Ltd.	1,893,000	7,791,021	0.5%
Other Securities		147,759,131	8.8%
Total Financials		202,903,346	12.0%

Health Care — (4.7%)
Kaken Pharmaceutical Co., Ltd.	364,000	5,637,927	0.3%
KYORIN Holdings, Inc.	214,000	4,524,370	0.3%
Nihon Kohden Corp.	173,900	6,468,886	0.4%
Rohto Pharmaceutical Co., Ltd.	424,000	5,843,559	0.3%
# Sawai Pharmaceutical Co., Ltd.	40,300	4,451,796	0.3%
Ship Healthcare Holdings, Inc.	155,600	5,188,557	0.3%
Toho Holdings Co., Ltd.	217,800	4,452,305	0.3%
Other Securities		51,968,098	3.1%
Total Health Care		88,535,498	5.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (23.2%)
# Fujikura, Ltd.	1,656,000	$4,607,975	0.3%
Glory, Ltd.	246,600	5,985,033	0.3%
Hitachi Zosen Corp.	3,596,000	4,505,574	0.3%
#* Kawasaki Kisen Kaisha, Ltd.	4,568,000	5,790,221	0.3%
# Minebea Co., Ltd.	1,334,000	4,384,759	0.3%
Nisshinbo Holdings, Inc.	653,000	4,271,975	0.2%
OSG Corp.	329,000	4,312,629	0.3%
Sankyu, Inc.	1,251,000	4,358,022	0.3%
Other Securities		401,944,861	23.8%
Total Industrials		440,161,049	26.1%

Information Technology — (9.6%)
# Alps Electric Co., Ltd.	808,000	4,776,946	0.3%
# Anritsu Corp.	392,000	4,931,192	0.3%
Horiba, Ltd.	179,850	4,907,305	0.3%
IT Holdings Corp.	376,801	4,696,096	0.3%
Net One Systems Co., Ltd.	434,500	4,836,269	0.3%
Wacom Co., Ltd.	1,731	5,027,984	0.3%
Other Securities		153,046,255	9.0%
Total Information Technology		182,222,047	10.8%

Materials — (9.6%)
FP Corp.	61,200	4,600,656	0.3%
# Hokuetsu Kishu Paper Co., Ltd.	862,199	4,417,725	0.3%
* Mitsui Mining & Smelting Co., Ltd.	2,683,000	5,679,528	0.3%
Sumitomo Osaka Cement Co., Ltd.	1,848,000	6,016,617	0.3%
Toagosei Co., Ltd.	1,096,000	4,468,291	0.3%
# Tosoh Corp.	2,242,000	4,388,986	0.3%
Other Securities		153,829,756	9.1%
Total Materials		183,401,559	10.9%

Telecommunication Services — (0.3%)
# eAccess, Ltd.	10,102	5,098,126	0.3%
Other Securities		117,808	0.0%
Total Telecommunication Services		5,215,934	0.3%

Utilities — (0.4%)
Other Securities		8,485,467	0.5%
TOTAL COMMON STOCKS		1,671,206,423	99.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (12.0%)
§@DFA Short Term Investment Fund	19,446,845	$225,000,000	13.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
(Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at
$4,044,497) to be repurchased at $3,965,232	$3,965	3,965,193	0.2%
TOTAL SECURITIES LENDING COLLATERAL		228,965,193	13.6%
TOTAL INVESTMENTS — (100.0%)
(Cost $2,096,684,195)		$1,900,171,616	112.7%

Summary of the Series’ investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,783	$376,164,092	—	$376,167,875
Consumer Staples	—	168,635,501	—	168,635,501
Energy	—	15,478,147	—	15,478,147
Financials	—	202,903,346	—	202,903,346
Health Care	—	88,535,498	—	88,535,498
Industrials	—	440,161,049	—	440,161,049
Information Technology	—	182,222,047	—	182,222,047
Materials	—	183,401,559	—	183,401,559
Telecommunication Services	—	5,215,934	—	5,215,934
Utilities	—	8,485,467	—	8,485,467
Securities Lending Collateral	—	228,965,193	—	228,965,193
TOTAL	$3,783	$1,900,167,833	—	$1,900,171,616

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2012

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (83.0%)
AUSTRALIA — (47.4%)
#	Adelaide Brighton, Ltd.	1,885,757	$6,199,102	0.6%
	Ansell, Ltd.	503,479	8,157,816	0.8%
#	Aristocrat Leisure, Ltd.	2,580,305	7,542,048	0.8%
	Arrium, Ltd.	6,037,433	4,903,780	0.5%
#*	Aurora Oil & Gas, Ltd.	1,114,903	4,512,172	0.4%
	Australian Infrastructure Fund NL	3,606,473	11,122,393	1.1%
#	Beach Energy, Ltd.	5,525,248	7,891,340	0.8%
*	BlueScope Steel, Ltd.	13,572,369	6,673,452	0.7%
#	Bradken, Ltd.	1,022,589	5,234,406	0.5%
#	carsales.com, Ltd.	1,220,399	9,444,501	0.9%
	Consolidated Media Holdings, Ltd.	1,276,820	4,543,366	0.5%
#	CSR, Ltd.	2,491,176	4,522,744	0.5%
#	David Jones, Ltd.	3,152,271	8,724,565	0.9%
*	Downer EDI, Ltd.	1,857,964	6,916,092	0.7%
	DUET Group	3,067,818	6,648,416	0.7%
#	DuluxGroup, Ltd.	2,167,142	7,954,583	0.8%
#	Envestra, Ltd.	5,566,443	5,224,266	0.5%
#*	Goodman Fielder, Ltd.	8,296,037	5,025,633	0.5%
	GrainCorp, Ltd. Class A	828,668	10,523,403	1.0%
#	Invocare, Ltd.	633,106	5,785,092	0.6%
	IOOF Holdings, Ltd.	1,074,600	7,031,533	0.7%
#	Iress, Ltd.	603,773	4,795,961	0.5%
#	JB Hi-Fi, Ltd.	582,072	6,187,633	0.6%
#	Kingsgate Consolidated, Ltd.	786,887	4,513,292	0.4%
#	Medusa Mining, Ltd.	844,923	5,382,014	0.5%
#	Monadelphous Group, Ltd.	319,624	6,988,498	0.7%
#	Myer Holdings, Ltd.	3,564,925	7,225,726	0.7%
#	Navitas, Ltd.	1,189,617	5,081,804	0.5%
	Nufarm, Ltd.	817,424	4,873,105	0.5%
#*	Paladin Energy, Ltd.	4,096,983	4,805,465	0.5%
#	Perpetual Trustees Australia, Ltd.	226,579	6,555,708	0.7%
	Primary Health Care, Ltd.	1,960,174	7,906,484	0.8%
	Reece Australia, Ltd.	238,457	5,014,858	0.5%
#*	Resolute Mining, Ltd.	3,133,646	6,254,867	0.6%
#	SAI Global, Ltd.	1,203,570	5,065,529	0.5%
	Spark Infrastructure Group, Ltd.	5,307,759	9,307,506	0.9%
#	Super Retail Group, Ltd.	1,291,875	12,068,742	1.2%
	Other Securities		319,950,832	31.9%
TOTAL AUSTRALIA			566,558,727	56.5%

CHINA — (0.0%)
	Other Securities		287,710	0.0%

HONG KONG — (17.0%)
#*	Esprit Holdings, Ltd.	5,164,900	6,678,378	0.7%
	Giordano International, Ltd.	7,246,000	6,015,664	0.6%
	Luk Fook Holdings International, Ltd.	1,746,000	4,361,261	0.4%
	Melco International Development, Ltd.	5,117,000	4,932,333	0.5%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (Continued)
# Pacific Basin Shipping, Ltd.	9,730,000	$5,180,604	0.5%
# Xinyi Glass Holdings, Ltd.	8,164,000	4,558,138	0.4%
Other Securities		172,204,874	17.2%
TOTAL HONG KONG		203,931,252	20.3%

NEW ZEALAND — (6.4%)
Fisher & Paykel Healthcare Corp., Ltd.	3,117,358	6,022,656	0.6%
Port of Tauranga, Ltd.	528,322	5,622,732	0.6%
# Ryman Healthcare, Ltd.	1,685,604	5,610,636	0.6%
Sky Network Television, Ltd.	1,006,593	4,445,634	0.4%
SKYCITY Entertainment Group, Ltd.	3,227,185	10,293,066	1.0%
Other Securities		44,037,042	4.4%
TOTAL NEW ZEALAND		76,031,766	7.6%

SINGAPORE — (12.2%)
Singapore Post, Ltd.	6,199,120	5,789,946	0.6%
Venture Corp., Ltd.	819,000	5,126,251	0.5%
Other Securities		134,956,595	13.4%
TOTAL SINGAPORE		145,872,792	14.5%
TOTAL COMMON STOCKS		992,682,247	98.9%

RIGHTS/WARRANTS — (0.1%)
AUSTRALIA — (0.0%)
Other Securities		579,555	0.0%
HONG KONG — (0.1%)
Other Securities		693,092	0.1%
SINGAPORE — (0.0%)
Other Securities		15,070	0.0%
TOTAL RIGHTS/WARRANTS		1,287,717	0.1%

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (16.9%)
§@ DFA Short Term Investment Fund	17,286,085	200,000,000	19.9%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
(Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39,
valued at $1,673,484) to be repurchased at $1,640,687	$1,641	1,640,671	0.2%
TOTAL SECURITIES LENDING COLLATERAL		201,640,671	20.1%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,153,289,637)		$1,195,610,635	119.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$566,558,727	—	$566,558,727
China	—	287,710	—	287,710
Hong Kong	—	203,931,252	—	203,931,252
New Zealand	—	76,031,766	—	76,031,766
Singapore	—	145,872,792	—	145,872,792
Rights/Warrants
Australia	—	579,555	—	579,555
Hong Kong	—	693,092	—	693,092
Singapore	—	15,070	—	15,070
Securities Lending Collateral	—	201,640,671	—	201,640,671
TOTAL	—	$1,195,610,635	—	$1,195,610,635

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2012

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (98.1%)
Consumer Discretionary — (24.5%)
Aegis Group P.L.C.	3,314,004	$12,583,830	0.9%
*Barratt Developments P.L.C.	4,366,245	13,384,802	0.9%
*Berkeley Group Holdings P.L.C. (The)	548,179	13,489,734	0.9%
Daily Mail & General Trust P.L.C. Series A	1,312,593	10,125,279	0.7%
Debenhams P.L.C.	5,756,729	11,145,139	0.8%
GKN P.L.C.	3,193,432	10,740,884	0.7%
Greene King P.L.C.	1,421,372	13,637,335	0.9%
Inchcape P.L.C.	2,005,227	13,040,981	0.9%
Informa P.L.C.	2,578,346	16,689,745	1.1%
ITV P.L.C.	8,151,944	11,412,918	0.8%
Ladbrokes P.L.C.	3,736,209	10,821,643	0.7%
Persimmon P.L.C.	1,429,557	18,394,004	1.3%
Rightmove P.L.C.	404,934	10,542,022	0.7%
Taylor Wimpey P.L.C.	14,517,978	14,349,169	1.0%
UBM P.L.C.	1,008,603	11,402,231	0.8%
William Hill P.L.C.	3,062,912	16,735,721	1.2%
Other Securities		155,871,714	10.6%
Total Consumer Discretionary		364,367,151	24.9%

Consumer Staples — (3.9%)
Tate & Lyle P.L.C.	1,034,844	12,129,459	0.9%
Other Securities		45,737,482	3.1%
Total Consumer Staples		57,866,941	4.0%

Energy — (4.9%)
*Afren P.L.C.	4,970,604	11,086,658	0.8%
John Wood Group P.L.C.	1,017,921	13,991,092	0.9%
*Premier Oil P.L.C.	1,957,535	11,099,271	0.8%
Other Securities		37,081,172	2.5%
Total Energy		73,258,193	5.0%

Financials — (14.1%)
Aberdeen Asset Management P.L.C.	2,601,039	13,663,246	0.9%
Amlin P.L.C.	2,265,989	13,660,008	0.9%
Catlin Group, Ltd.	1,602,895	12,215,551	0.8%
Hiscox, Ltd.	1,714,088	13,217,072	0.9%
IG Group Holdings P.L.C	1,498,282	10,550,404	0.7%
Provident Financial P.L.C.	496,498	11,004,838	0.8%
Other Securities		135,535,536	9.3%
Total Financials		209,846,655	14.3%

Health Care — (2.1%)
Other Securities		31,080,323	2.1%

Industrials — (27.8%)
Ashtead Group P.L.C.	2,502,187	15,116,530	1.0%
Babcock International Group P.L.C.	1,401,502	22,154,294	1.5%
Balfour Beatty P.L.C.	3,154,154	16,078,068	1.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (Continued)
Cobham P.L.C.	4,694,331	$16,320,407	1.1%
Cookson Group P.L.C.	1,218,370	11,509,815	0.8%
IMI P.L.C.	1,002,882	15,484,442	1.1%
Intertek Group P.L.C.	378,948	17,273,414	1.2%
Invensys P.L.C.	3,349,956	12,352,173	0.8%
Meggitt P.L.C.	2,407,994	15,018,915	1.0%
Melrose P.L.C.	4,749,372	18,500,491	1.3%
Qinetiq Group P.L.C.	3,030,205	9,651,175	0.7%
Rentokil Initial P.L.C.	7,256,414	10,329,224	0.7%
Rotork P.L.C.	366,679	13,509,077	0.9%
Spirax-Sarco Engineering P.L.C.	320,648	10,039,086	0.7%
*Travis Perkins P.L.C.	930,166	16,254,661	1.1%
Other Securities		194,040,413	13.2%
Total Industrials		413,632,185	28.2%

Information Technology — (8.9%)
Halma P.L.C.	1,549,740	10,329,189	0.7%
Spectris P.L.C.	515,234	14,431,374	1.0%
Telecity Group P.L.C.	826,400	12,038,001	0.8%
Other Securities		95,317,734	6.5%
Total Information Technology		132,116,298	9.0%

Materials — (7.3%)
Croda International P.L.C.	499,699	17,791,547	1.2%
DS Smith P.L.C.	4,475,611	15,451,908	1.1%
Mondi P.L.C.	1,222,056	13,471,337	0.9%
Other Securities		61,388,834	4.2%
Total Materials		108,103,626	7.4%

Telecommunication Services — (2.2%)
Inmarsat P.L.C.	1,658,096	15,190,469	1.0%
Other Securities		17,064,461	1.2%
Total Telecommunication Services		32,254,930	2.2%

Utilities — (2.4%)
Drax Group P.L.C.	1,615,898	14,665,707	1.0%
Pennon Group P.L.C.	1,434,955	16,622,307	1.1%
Other Securities		3,904,650	0.3%
Total Utilities		35,192,664	2.4%
TOTAL COMMON STOCKS		1,457,718,966	99.5%

PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
Other Securities		15,064	0.0%

RIGHTS/WARRANTS — (0.0%)
Other Securities		—	0.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (1.9%)
§@DFA Short Term Investment Fund	2,420,052	$28,000,000	1.9%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
(Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39,
valued at $224) to be repurchased at $220	—	220	0.0%
TOTAL SECURITIES LENDING COLLATERAL		28,000,220	1.9%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,210,154,050)		$1,485,734,250	101.4%

Summary of the Series’ investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$364,367,151	—	$364,367,151
Consumer Staples	—	57,866,941	—	57,866,941
Energy	—	73,258,193	—	73,258,193
Financials	—	209,846,655	—	209,846,655
Health Care	—	31,080,323	—	31,080,323
Industrials	—	413,632,185	—	413,632,185
Information Technology	—	132,116,298	—	132,116,298
Materials	—	108,103,626	—	108,103,626
Telecommunication Services	—	32,254,930	—	32,254,930
Utilities	—	35,192,664	—	35,192,664
Preferred Stocks
Consumer Staples	—	15,064	—	15,064
Rights/Warrants	—	—	—	—
Securities Lending Collateral	—	28,000,220	—	28,000,220
TOTAL	—	$1,485,734,250	—	$1,485,734,250

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2012

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (88.4%)
AUSTRIA — (2.2%)
Other Securities		$56,677,767	2.5%

BELGIUM — (3.2%)
Ackermans & van Haaren NV	118,073	9,613,309	0.4%
Other Securities		72,036,340	3.2%
TOTAL BELGIUM		81,649,649	3.6%

DENMARK — (3.4%)
GN Store Nord A.S.	803,034	12,585,533	0.5%
*Topdanmark A.S.	53,386	10,826,718	0.5%
Other Securities		62,778,523	2.8%
TOTAL DENMARK		86,190,774	3.8%

FINLAND — (6.1%)
Elisa Oyj	432,751	9,286,323	0.4%
#KCI Konecranes Oyj	245,559	7,808,333	0.3%
Kesko Oyj Series B	250,135	7,821,799	0.4%
Orion Oyj Series B	384,369	9,510,594	0.4%
#Outotec Oyj	163,942	8,010,462	0.4%
Yit Oyj	479,016	9,445,723	0.4%
Other Securities		102,256,708	4.6%
TOTAL FINLAND		154,139,942	6.9%

FRANCE — (9.8%)
#*Alcatel-Lucent SA	7,392,628	7,558,803	0.3%
Gemalto NV	97,900	8,842,316	0.4%
#Neopost SA	135,048	7,403,969	0.3%
Societe BIC SA	62,449	7,620,209	0.4%
Other Securities		216,651,765	9.7%
TOTAL FRANCE		248,077,062	11.1%

GERMANY — (12.9%)
*Aareal Bank AG	423,110	9,098,181	0.4%
Aurubis AG	153,470	9,715,684	0.4%
#Deutsche Wohnen AG	646,717	11,844,087	0.5%
Fuchs Petrolub AG	136,940	8,534,620	0.4%
Rhoen-Klinikum AG	406,308	7,913,041	0.4%
#SGL Carbon SE	229,387	9,149,090	0.4%
Stada Arzneimittel AG	247,784	7,504,291	0.3%
Symrise AG	307,713	11,068,532	0.5%
Wirecard AG	381,688	8,741,631	0.4%
Other Securities		242,716,782	10.8%
TOTAL GERMANY		326,285,939	14.5%

GREECE — (2.0%)
Other Securities		50,142,446	2.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
IRELAND — (2.7%)
DCC P.L.C.	308,989	$8,838,285	0.4%
Dragon Oil P.L.C.	990,437	8,866,393	0.4%
Paddy Power P.L.C.	180,573	13,336,467	0.6%
Other Securities		36,164,730	1.6%
TOTAL IRELAND		67,205,875	3.0%

ISRAEL — (2.6%)
Other Securities		64,711,886	2.9%

ITALY — (7.5%)
*Banco Popolare Scarl	6,311,267	10,071,344	0.5%
#*Finmeccanica SpA	1,593,106	7,900,845	0.4%
Prysmian SpA	494,781	9,539,788	0.4%
Other Securities		162,659,558	7.2%
TOTAL ITALY		190,171,535	8.5%

NETHERLANDS — (5.2%)
Aalberts Industries NV	469,415	8,532,614	0.4%
CSM NV	363,574	7,426,298	0.3%
Delta Lloyd NV	472,377	7,855,836	0.4%
Nutreco NV	173,920	13,027,581	0.6%
*PostNL NV	1,920,653	7,579,442	0.3%
Royal Imtech NV	349,305	8,780,615	0.4%
*SBM Offshore NV	804,422	10,530,512	0.5%
Other Securities		68,339,691	3.0%
TOTAL NETHERLANDS		132,072,589	5.9%

NORWAY — (3.3%)
Other Securities		84,171,601	3.8%

PORTUGAL — (1.2%)
Other Securities		29,375,131	1.3%

SPAIN — (4.5%)
Viscofan SA	202,123	9,793,173	0.5%
Other Securities		103,986,927	4.6%
TOTAL SPAIN		113,780,100	5.1%

SWEDEN — (9.4%)
Castellum AB	726,291	9,735,330	0.4%
Holmen AB Series B	273,916	8,072,161	0.3%
#Husqvarna AB Series B	1,434,072	8,330,008	0.4%
Meda AB Series A	857,997	8,790,208	0.4%
*Securitas AB Series B	1,133,353	8,253,893	0.4%
Trelleborg AB Series B	999,202	10,888,078	0.5%
Other Securities		183,427,230	8.2%
TOTAL SWEDEN		237,496,908	10.6%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (12.3%)
#Clariant AG	903,053	$9,677,105	0.4%
#*Dufry AG	77,241	9,824,040	0.4%
Galenica Holding AG	18,828	11,057,552	0.5%
*GAM Holding AG	780,910	10,921,334	0.5%
Helvetia Holding AG	22,754	7,989,963	0.4%
Lonza Group AG	206,376	10,467,022	0.5%
PSP Swiss Property AG	148,327	13,621,861	0.6%
Swiss Life Holding AG	102,976	13,004,543	0.6%
Other Securities		225,523,358	10.0%
TOTAL SWITZERLAND		312,086,778	13.9%

UNITED KINGDOM — (0.1%)
Other Securities		3,239,110	0.1%
TOTAL COMMON STOCKS		2,237,475,092	99.7%

RIGHTS/WARRANTS — (0.0%)

BELGIUM — (0.0%)
Other Securities		1,250	0.0%

ITALY — (0.0%)
Other Securities		8,763	0.0%
TOTAL RIGHTS/WARRANTS		10,013	0.0%

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (11.6%)
§@DFA Short Term Investment Fund	25,324,114	293,000,000	13.1%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12
(Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39,
valued at $1,011,182) to be repurchased at $991,365	$991	991,355	0.0%
TOTAL SECURITIES LENDING COLLATERAL		293,991,355	13.1%
TOTAL INVESTMENTS — (100.0%)
(Cost $2,583,421,711)		$2,531,476,460	112.8%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$56,677,767	—	$56,677,767
Belgium	—	81,649,649	—	81,649,649
Denmark	—	86,190,774	—	86,190,774
Finland	—	154,139,942	—	154,139,942
France	—	248,077,062	—	248,077,062
Germany	—	326,285,939	—	326,285,939
Greece	—	50,142,446	—	50,142,446
Ireland	—	67,205,875	—	67,205,875
Israel	$849,217	63,862,669	—	64,711,886
Italy	—	190,171,535	—	190,171,535
Netherlands	—	132,072,589	—	132,072,589
Norway	—	84,171,601	—	84,171,601
Portugal	—	29,375,131	—	29,375,131
Spain	—	113,780,100	—	113,780,100
Sweden	—	237,496,908	—	237,496,908
Switzerland	—	312,086,778	—	312,086,778
United Kingdom	—	3,239,110	—	3,239,110
Rights/Warrants
Belgium	—	1,250	—	1,250
Italy	—	8,763	—	8,763
Securities Lending Collateral	—	293,991,355	—	293,991,355
TOTAL	$849,217	$2,530,627,243	—	$2,531,476,460
See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2012

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (75.6%)
Consumer Discretionary — (8.5%)
Aimia, Inc.	310,251	$4,647,164	0.7%
Astral Media, Inc. Class A	197,447	8,081,736	1.2%
#Cineplex, Inc.	241,959	7,510,117	1.1%
#Corus Entertainment, Inc. Class B	304,900	6,902,417	1.0%
#*Imax Corp.	260,537	5,874,637	0.8%
Linamar Corp.	200,980	4,427,094	0.6%
#RONA, Inc.	677,175	6,956,511	1.0%
Other Securities		32,434,102	4.7%
Total Consumer Discretionary		76,833,778	11.1%

Consumer Staples — (2.5%)
Maple Leaf Foods, Inc.	387,979	4,311,957	0.6%
#North West Co., Inc. (The)	188,473	4,415,788	0.7%
Other Securities		14,435,488	2.1%
Total Consumer Staples		23,163,233	3.4%

Energy — (19.2%)
#*BlackPearl Resources, Inc.	1,165,485	3,979,278	0.6%
*Celtic Exploration, Ltd.	323,700	8,452,662	1.2%
*Gran Tierra Energy, Inc.	1,065,607	5,366,712	0.8%
Mullen Group, Ltd.	312,028	6,470,188	0.9%
#Parkland Fuel Corp.	265,671	4,532,700	0.7%
Pason Systems, Inc.	259,107	4,220,947	0.6%
#*Petrobank Energy & Resources, Ltd.	425,702	5,847,941	0.8%
ShawCor, Ltd. Class A	212,900	9,485,907	1.4%
#Trican Well Service, Ltd.	564,307	6,734,958	1.0%
Other Securities		118,885,028	17.2%
Total Energy		173,976,321	25.2%

Financials — (5.9%)
#Canadian Western Bank	271,572	8,037,715	1.2%
#Davis & Henderson Corp.	239,699	5,030,379	0.7%
Granite Real Estate, Inc.	143,257	5,252,637	0.8%
#Home Capital Group, Inc.	120,600	6,140,185	0.9%
Laurentian Bank of Canada	109,624	4,878,885	0.7%
Other Securities		24,307,922	3.5%
Total Financials		53,647,723	7.8%

Health Care — (1.6%)
Other Securities		14,136,911	2.0%

Industrials — (9.0%)
#Ritchie Brothers Auctioneers, Inc.	244,637	5,425,491	0.8%
#Russel Metals, Inc.	246,300	6,880,370	1.0%
Stantec, Inc.	182,098	6,272,011	0.9%
#Superior Plus Corp.	559,647	5,468,991	0.8%
Toromont Industries, Ltd.	274,167	5,380,399	0.8%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (9.0%) (Continued)
TransForce, Inc.	314,697	$5,744,106	0.8%
#*Westport Innovations, Inc.	158,805	4,436,205	0.7%
Other Securities		42,117,801	6.1%
Total Industrials		81,725,374	11.9%

Information Technology — (3.9%)
*Celestica, Inc.	874,907	6,351,015	0.9%
Constellation Software, Inc.	36,819	4,223,264	0.6%
MacDonald Dettweiler & Associates, Ltd.	128,853	7,224,799	1.0%
Other Securities		17,654,949	2.6%
Total Information Technology		35,454,027	5.1%

Materials — (21.4%)
#Alamos Gold, Inc.	382,920	7,495,455	1.1%
#*AuRico Gold, Inc.	892,052	7,449,025	1.1%
#*B2Gold Corp.	1,401,050	5,793,578	0.8%
*Canfor Corp.	411,155	5,862,175	0.9%
#CCL Industries, Inc. Class B	107,585	3,983,473	0.6%
*First Majestic Silver Corp.	431,070	9,965,869	1.4%
*Harry Winston Diamond Corp.	284,763	4,085,761	0.6%
#HudBay Minerals, Inc.	734,374	6,816,167	1.0%
#*NovaGold Resources, Inc.	845,155	4,104,132	0.6%
#*OceanaGold Corp.	1,151,416	4,035,000	0.6%
Sherritt International Corp.	1,571,926	6,799,219	1.0%
#*Silver Standard Resources, Inc.	340,397	5,170,285	0.7%
#West Fraser Timber Co., Ltd.	126,174	7,641,818	1.1%
Other Securities		115,503,398	16.8%
Total Materials		194,705,355	28.3%

Telecommunication Services — (0.4%)
Other Securities		3,228,819	0.5%

Utilities — (3.2%)
#Algonquin Power & Utilities Corp.	574,574	3,975,275	0.6%
Capital Power Corp.	287,449	6,161,986	0.9%
#Just Energy Group, Inc.	583,478	5,970,608	0.9%
#Northland Power, Inc.	297,306	5,763,048	0.8%
Other Securities		7,611,960	1.1%
Total Utilities		29,482,877	4.3%
TOTAL COMMON STOCKS		686,354,418	99.6%

RIGHTS/WARRANTS — (0.0%)
Other Securities		12,722	0.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (24.4%)
§@DFA Short Term Investment Fund	19,101,124	$221,000,000	32.1%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%,
11/01/12 (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%,
01/01/39, valued at $448,986) to be repurchased at $440,186	$440	440,182	0.0%
TOTAL SECURITIES LENDING COLLATERAL		221,440,182	32.1%
TOTAL INVESTMENTS — (100.0%)
(Cost $996,859,895)		$907,807,322	131.7%

Summary of the Series’ investments as of October 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investment in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$76,833,778	—	—	$76,833,778
Consumer Staples	23,163,233	—	—	23,163,233
Energy	173,976,321	—	—	173,976,321
Financials	53,647,723	—	—	53,647,723
Health Care	14,136,911	—	—	14,136,911
Industrials	81,725,374	—	—	81,725,374
Information Technology	35,454,027	—	—	35,454,027
Materials	194,582,087	$123,268	—	194,705,355
Telecommunication Services	3,228,819	—	—	3,228,819
Utilities	29,482,877	—	—	29,482,877
Rights/Warrants	1,807	10,915	—	12,722
Securities Lending Collateral	—	221,440,182	—	221,440,182
TOTAL	$686,232,957	$221,574,365	—	$907,807,322

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012
(Unaudited)

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
ASSETS:
Investments at Value (including $227,173,
$207,879, $23,582, $286,948 and $206,754
of securities on loan, respectively)	$1,784,281	$1,047,278	$1,544,063	$2,380,348	$676,098
Collateral Received from Securities on
Loan at Value & Cost	922	470	1,045	2,965	962
Affiliated Collateral Received from
Securities on Loan at Value & Cost	241,000	227,000	24,000	305,000	218,000
Foreign Currencies at Value	258	1,411	3,907	3,059	649
Cash	3,434	367	572	804	1,088
Receivables:
Investment Securities Sold	1,084	386	141	960	1,598
Dividends and Tax Reclaims	2,043	1,865	3,316	2,921	2,132
Securities Lending Income	287	334	34	617	274
Total Assets	2,033,309	1,279,111	1,577,078	2,696,674	900,801
LIABILITIES:
Payables:
Upon Return of Securities Loaned	241,922	227,470	25,045	307,965	218,962
Investment Securities Purchased	1,123	232	161	—	1,918
Due to Advisor	152	89	130	201	58
Unrealized Loss on Foreign Currency
Contracts	2	—	—	—	—
Accrued Expenses and Other Liabilities	73	50	61	170	54
Total Liabilities	243,272	227,841	25,397	308,336	220,992
NET ASSETS	$1,790,037	$1,051,270	$1,551,681	$2,388,338	$679,809
Investments at Cost	$1,898,550	$956,468	$1,182,791	$2,280,013	$765,640
Foreign Currencies at Cost	$260	$1,415	$3,885	$3,054	$649

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2012

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
ASSETS:
Investments at Value (including $211,713,
$179,249, $26,517, $274,460 and $209,339
of securities on loan, respectively)	$1,671,206	$993,970	$1,457,734	$2,237,485	$686,367
Collateral Received from Securities on
Loan at Value & Cost	3,965	1,641	—	991	440
Affiliated Collateral Received from
Securities on Loan at Value & Cost	225,000	200,000	28,000	293,000	221,000
Foreign Currencies at Value	1,629	7,889	2,526	2,359	1,190
Cash	987	421	187	335	466
Receivables:
Investment Securities Sold	4,651	2,087	310	1,981	772
Dividends and Tax Reclaims	12,702	2,144	4,225	2,774	421
Securities Lending Income	263	339	43	586	284
Fund Shares Sold	—	500	—	20	—
Total Assets	1,920,403	1,208,991	1,493,025	2,539,531	910,940
LIABILITIES:
Payables:
Upon Return of Securities Loaned	228,965	201,641	28,000	293,991	221,440
Investment Securities Purchased	4,385	2,837	—	10	296
Fund Shares Redeemed	62	90	3	—	—
Due to Advisor	141	83	121	188	58
Loan Payable	—	401	—	—	—
Unrealized Loss on Foreign Currency
Contracts	—	1	—	—	—
Accrued Expenses and Other Liabilities	119	78	63	163	60
Total Liabilities	233,672	205,131	28,187	294,352	221,854
NET ASSETS	$1,686,731	$1,003,860	$1,464,838	$2,245,179	$689,086
Investments at Cost	$1,867,719	$951,649	$1,182,154	$2,289,430	$775,420
Foreign Currencies at Cost	$1,628	$7,863	$2,508	$2,355	$1,192

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2012

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
Investment Income
Dividends (Net of Foreign Taxes
Withheld of $2,646, $869, $23, $8,095
and $2,668, respectively)	$35,255	$37,078	$43,186	$56,091	$14,549
Interest	—	—	—	20	—
Income from Securities Lending	2,692	3,507	337	9,906	2,591
Total Investment Income	37,947	40,585	43,523	66,017	17,140
Expenses
Investment Advisory Services Fees	1,638	918	1,246	1,999	705
Accounting & Transfer Agent Fees	176	110	140	209	90
Custodian Fees	481	424	115	818	197
Shareholders’ Reports	9	5	6	11	4
Directors’/Trustees’ Fees & Expenses	14	8	10	17	6
Professional Fees	45	26	33	77	20
Other	24	15	18	31	8
Total Expenses	2,387	1,506	1,568	3,162	1,030
Fees Paid Indirectly	(7)	(3)	(3)	(8)	(1)
Net Expenses	2,380	1,503	1,565	3,154	1,029
Net Investment Income (Loss)	35,567	39,082	41,958	62,863	16,111
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	15,297	27,956	(16,423)	(4,064)	26,982
Futures	(283)	(140)	236	69	—
Foreign Currency Transactions	593	(236)	339	(359)	111
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	(47,991)	3,183	247,250	694	(63,323)
Translation of Foreign Currency
Denominated Amounts	(76)	(94)	(35)	(285)	(7)
Net Realized and Unrealized
Gain (Loss)	(32,460)	30,669	231,367	(3,945)	(36,237)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$3,107	$69,751	$273,325	$58,918	$(20,126)

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese		The Asia Pacific
	Small Company		Small Company
	Series		Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2012	2011	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$35,567	$29,896	$39,082	$36,987
Net Realized Gain (Loss) on:
Investment Securities Sold	15,297	17,637	27,956	71,818
Futures	(283)	—	(140)	—
Foreign Currency Transactions	593	93	(236)	521
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	(47,991)	66,983	3,183	(158,023)
Translation of Foreign Currency
Denominated Amounts	(76)	(598)	(94)	109
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,107	114,011	69,751	(48,588)
Transactions in Interest:
Contributions	385,924	212,545	161,440	80,765
Withdrawals	(205,115)	(35,341)	(134,065)	(60,581)
Net Increase (Decrease) from
Transactions in Interest	180,809	177,204	27,375	20,184
Total Increase (Decrease) in Net Assets	183,916	291,215	97,126	(28,404)
Net Assets
Beginning of Period	1,502,815	1,211,600	906,734	935,138
End of Period	$1,686,731	$1,502,815	$1,003,860	$906,734

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom		The Continental
	Small Company		Small Company
	Series		Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2012	2011	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$41,958	$42,984	$62,863	$61,832
Net Realized Gain (Loss) on:
Investment Securities Sold	(16,423)	18,980	(4,064)	66,872
Futures	236	—	69	(287)
Foreign Currency Transactions	339	33	(359)	(576)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	247,250	(66,130)	694	(377,057)
Translation of Foreign Currency
Denominated Amounts	(35)	53	(285)	52
Net Increase (Decrease) in Net Assets
Resulting from Operations	273,325	(4,080)	58,918	(249,164)
Transactions in Interest:
Contributions	92,609	125,970	260,944	225,654
Withdrawals	(34,941)	(24,739)	(76,446)	(47,211)
Net Increase (Decrease) from
Transactions in Interest	57,668	101,231	184,498	178,443
Total Increase (Decrease) in Net Assets	330,993	97,151	243,416	(70,721)
Net Assets
Beginning of Period	1,133,845	1,036,694	2,001,763	2,072,484
End of Period	$1,464,838	$1,133,845	$2,245,179	$2,001,763

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Canadian
	Small Company
	Series
	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$16,111	$13,890
Net Realized Gain (Loss) on:
Investment Securities Sold	26,982	38,405
Foreign Currency Transactions	111	(110)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(63,323)	(68,747)
Translation of Foreign Currency Denominated Amounts	(7)	4
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,126)	(16,558)
Transactions in Interest:
Contributions	11,500	130,949
Withdrawals	(38,550)	(41,851)
Net Increase (Decrease) from Transactions in Interest	(27,050)	89,098
Total Increase (Decrease) in Net Assets	(47,176)	72,540
Net Assets
Beginning of Period	736,262	663,722
End of Period	$689,086	$736,262

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series							The Asia Pacific Small Company Series
					Period							Period
	Year	Year	Year	Year	Dec. 1,		Year	Year	Year	Year	Year	Dec. 1,		Year
	Ended	Ended	Ended	Ended	2007 to		Ended	Ended	Ended	Ended	Ended	2007 to		Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,		Nov. 30,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,		Nov. 30,
	2012	2011	2010	2009	2008		2007	2012	2011	2010	2009	2008		2007
Total Return	0.54%	10.07%	0.72%	22.69%	(26.87	)%(C)	(1.16)%	7.48%	(5.15)%	28.91%	84.98%	(57.75	)%(C)	47.23%
Net Assets, End of Period
(thousands)	$1,686,731	$1,502,815	$1,211,600	$1,183,036	$1,062,964		$1,504,821	$1,003,860	$906,734	$935,138	$680,997	$441,237		$1,205,154
Ratio of Expenses to Average
Net Assets	0.15%	0.14%	0.14%	0.15%	0.13	%(B)	0.13%	0.16%	0.16%	0.17%	0.18%	0.15	%(B)	0.15%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.15%	0.14%	0.14%	0.15%	0.13	%(B)	0.13%	0.16%	0.16%	0.17%	0.18%	0.15	%(B)	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.17%	2.07%	1.95%	2.15%	2.64	%(B)	1.94%	4.26%	3.78%	3.64%	4.00%	4.33	%(B)	3.58%
Portfolio Turnover Rate	7%	5%	10%	7%	10	%(C)	9%	18%	17%	18%	23%	20	%(C)	25%

	The United Kingdom Small Company Series							The Continental Small Company Series
					Period							Period
	Year	Year	Year	Year	Dec. 1,		Year	Year	Year	Year	Year	Dec. 1,		Year
	Ended	Ended	Ended	Ended	2007 to		Ended	Ended	Ended	Ended	Ended	2007 to		Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,		Nov. 30,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,		Nov. 30,
	2012	2011	2010	2009	2008		2007	2012	2011	2010	2009	2008		2007
Total Return	23.41%	0.20%	25.94%	43.51%	(50.77	)%(C)	2.42%	2.29%	(10.75)%	15.37%	43.78%	(49.66	)%(C)	17.49%
Net Assets, End of Period
(thousands)	$1,464,838	$1,133,845	$1,036,694	$770,472	$555,390		$1,158,580	$2,245,179	$2,001,763	$2,072,484	$1,630,892	$1,111,585		$2,256,122
Ratio of Expenses to Average
Net Assets	0.13%	0.13%	0.13%	0.14%	0.12	%(B)	0.12%	0.16%	0.15%	0.15%	0.16%	0.14	%(B)	0.14%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.13%	0.13%	0.13%	0.14%	0.12	%(B)	0.12%	0.16%	0.15%	0.15%	0.16%	0.14	%(B)	0.14%
Ratio of Net Investment Income to
Average Net Assets	3.37%	3.76%	2.86%	4.02%	3.79	%(B)	2.72%	3.15%	2.72%	2.24%	2.93%	3.49	%(B)	2.16%
Portfolio Turnover Rate	6%	7%	15%	10%	25	%(C)	12%	9%	10%	12%	7%	18	%(C)	12%
See page 65 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	Year	Year	Year	Year	Period		Period
	Ended	Ended	Ended	Ended	Dec. 1, 2007		April 2, 2007(a)
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	to		to
	2012	2011	2010	2009	Oct. 31, 2008		Nov. 30, 2007
Total Return	(2.51)%	0.27%	43.17%	61.67%	(56.44	)%(C)	10.20	%(C)
Net Assets, End of Period (thousands)	$689,086	$736,262	$663,722	$365,181	$232,873		$213,529
Ratio of Expenses to Average Net Assets	0.15%	0.14%	0.15%	0.17%	0.18	%(B)	0.26	%(B)(E)
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	0.15%	0.14%	0.15%	0.17%	0.18	%(B)	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.29%	1.72%	1.05%	1.37%	0.97	%(B)	0.47	%(B)(E)
Portfolio Turnover Rate	22%	24%	10%	23%	21	%(C)	6	%(C)
See page 65 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS
October 31, 2012

A. Organization:

     The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twelve portfolios, five of which are included in this section of the report (collectively, the “Series”).

International Equity Portfolios
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series

     At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

  Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

     Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

     Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

     A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Series had no material transfers between Level 1 and Level 2 during the year ended October 31, 2012.

     2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

     3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

     Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s/Trustee’s deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s/Trustee’s first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s/Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board of the Fund (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2012, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

     4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

     The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

     The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the year ended October 31, 2012, the Series’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Earned Income Credit:

     In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2012, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The Japanese Small Company Series	$7
The Asia Pacific Small Company Series	3
The United Kingdom Small Company Series	3
The Continental Small Company Series	8
The Canadian Small Company Series	1

Fees Paid to Officers and Directors/Trustees:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2012, the total related amounts paid by the Trust to the CCO were $82 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

     At October 31, 2012, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$43
The Asia Pacific Small Company Series	21
The United Kingdom Small Company Series	25
The Continental Small Company Series	51
The Canadian Small Company Series	12

E. Purchases and Sales of Securities:

     For the year ended October 31, 2012, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Japanese Small Company Series	$326,323	$108,934
The Asia Pacific Small Company Series	226,329	161,647
The United Kingdom Small Company Series	174,201	73,000
The Continental Small Company Series	454,150	189,112
The Canadian Small Company Series	152,466	175,235

     There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

     No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

     At October 31, 2012, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

				Net
				Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	(Depreciation)	(Depreciation)
The Japanese Small Company Series	$2,103,510	$190,394	$(393,733)	$(203,339)
The Asia Pacific Small Company Series	1,180,363	242,749	(227,501)	15,248
The United Kingdom Small Company Series	1,220,692	426,464	(161,422)	265,042
The Continental Small Company Series	2,588,006	453,225	(509,755)	(56,530)
The Canadian Small Company Series	1,004,183	105,385	(201,761)	(96,376)

     The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Financial Instruments:

     In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     2. Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

Derivative Financial Instruments:

     Summarized below are the specific types of derivative instruments used by the Series.

     3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

     The following is a summary of the Series’ location and value of derivative instrument holdings on the Series’ Statements of Operations categorized by primary risk exposure for the year ended October 31, 2012 (amounts in thousands):

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Equity contracts	Net Realized Gain (Loss) on: Futures

Realized Gain (Loss)
on Derivatives
Recognized in Income
Equity
Contracts
The Japanese Small Company Series*	$(283)
The Asia Pacific Small Company Series*	(140)
The United Kingdom Small Company Series*	236
The Continental Small Company Series*	69

     *As of October 31, 2012, there were no futures contracts outstanding. During the year ended October 31, 2012, the Series had limited activity in futures contracts.

H. Line of Credit:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on July 6, 2013. There were no borrowings by the Series under this line of credit during the year ended October 31, 2012.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 13, 2012 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 11, 2013. The Trust expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

     For the year ended October 31, 2012, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount
	Average	Average	Days	Expense	Borrowed During
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period
The Japanese Small Company Series	0.87%	$483	9	—	$1,800
The Asia Pacific Small Company Series	0.86%	508	32	—	2,385
The United Kingdom Small Company Series	0.86%	304	10	—	2,542
The Continental Small Company Series	0.91%	1,700	10	—	3,042
The Canadian Small Company Series	0.79%	24	5	—	121

*Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2012 that each Series’ available line of credit was utilized.

     At October 31, 2012, only The Asia Pacific Small Company Series had a loan outstanding in the amount of $401 (in thousands).

I. Securities Lending:

     As of October 31, 2012, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

     Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

     Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

     In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Other:

     The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

     Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (constituting portfolios within the DFA Investment Trust Company, hereafter referred to as the “Series”) at October 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2012

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

     Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”) and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

     Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the “Performance Committee”) and an Independent Review Committee (the “Review Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2012.

     Each Board’s Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2012.

     Each Board’s Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were seven Performance Committee meetings held during the fiscal year ended October 31, 2012.

     Each Board’s Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios’ investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2012.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors
George M. Constantinides Director of DFAIDG and DIG. Trustee of DFAITC and DEM. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 64	Since Inception	100 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.
John P. Gould Director of DFAIDG and DIG. Trustee of DFAITC and DEM. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 73	Since Inception	100 portfolios in 4 investment companies

Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member and Chair, Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext, Inc. (1999-2006). Trustee, Harbor Fund (registered investment company) (30 Portfolios) (since 1994). Formerly, Member of the Board of Milwaukee Mutal Insurance Company (1997-2010).

Roger G. Ibbotson Director of DFAIDG and DIG. Trustee of DFAITC and DEM. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 68	Since Inception	100 portfolios in 4 investment companies

Professor in Practice of Finance, Yale School of Management (since 1984). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006). Formerly, Director, BIRR Portfolio Analysis, Inc. (software products) (1990-2010).

Edward P. Lazear Director of DFAIDG and DIG. Trustee of DFAITC and DEM. Stanford University Graduate School of Business 518 Memorial Way Stanford, CA 94305-5015 Age: 64	Since 2010	100 portfolios in 4 investment companies

Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009). Formerly, Chairman of the President George W. Bush’s Council of Economic Advisers (2006-2009). Formerly, Council of Economic Advisors, State of California (2005-2006). Formerly, Commissioner, White House Panel on Tax Reform (2005).

Myron S. Scholes Director of DFAIDG and DIG. Trustee of DFAITC and DEM. c/o Dimensional Fund Advisors, LP 6300 Bee Cave Road Building 1 Austin, TX 78746 Age: 70	Since Inception	100 portfolios in 4 investment companies

Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Formerly, Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (1999-2009). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Director, American Century Fund Complex (registered investment companies) (40 Portfolios) (since 1980). Formerly, Director, Chicago Mercantile Exchange (2001-2008).

Abbie J. Smith Director of DFAIDG and DIG. Trustee of DFAITC and DEM. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 58	Since 2000	100 portfolios in 4 investment companies

Boris and Irene Stern Distinguished Service Professor of Accounting, The University of Chicago Booth School of Business (since 1980). Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000). Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). Trustee, UBS Funds (4 investment companies within the fund complex) (52 portfolios) (since 2009).

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*
David G. Booth Chairman,
Director, Co-Chief Executive
Officer and President of
DFAIDG and DIG.
Chairman, Trustee, Co-Chief
Executive Officer and
President of DFAITC and DEM.
6300 Bee Cave Road,
Building One Austin,
Texas 78746
Age: 65	Since Inception	100 portfolios in 4 investment companies	Chairman, Director/Trustee, President, and Co-Chief Executive Officer (since January 2010) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFAIDG, Dimensional Investment Group Inc. and The DFA Investment Trust Company. Director of Dimensional Fund Advisors Ltd., Dimensional Funds PLC, Dimensional Funds II PLC, DFA Australia Limited, Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd. and Dimensional Advisors Ltd. Chairman, Director and Co-Chief Executive Officer of Dimensional Fund Advisors Canada ULC. President, Dimensional SmartNest (US) LLC. Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, The University of Chicago. Trustee, University of Kansas Endowment Association. Formerly, Chief Executive Officer (until 2010) and Chief Investment Officer (2003-2007) of Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFAIDG, Dimensional Investment Group Inc., The DFA Investment Trust Company and Dimensional Holdings Inc. Formerly, Chief Investment Officer of Dimensional Fund Advisors Ltd. Formerly, President and Chief Investment Officer of DFA Australia Limited. Formerly, Director, SA Funds (registered investment company).
Eduardo A. Repetto Director,
Co-Chief Executive Officer
and Chief Investment Officer
of DFAIDG and DIG. Trustee,
Co-Chief Executive Officer
and Chief Investment Officer
of DFAITC and DEM. 6300
Bee Cave Road,
Building One Austin,
TX 78746
Age: 45	Since 2009	100 portfolios in 4 investment companies	Co-Chief Executive Officer (since January 2010), Chief Investment Officer (since March 2007) and Director/Trustee of Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFAIDG, Dimensional Investment Group Inc., The DFA Investment Trust Company and Dimensional Cayman Commodity Fund I Ltd. Co-Chief Executive Officer, President and Chief Investment Officer of Dimensional Fund Advisors Canada ULC. Chief Investment Officer, Vice President and Director of DFA Australia Limited. Director of Dimensional Fund Advisors Ltd., Dimensional Funds PLC, Dimensional Funds II PLC, Dimensional Japan Ltd. and Dimensional Advisors Ltd. Co-Chief Executive Officer of Dimensional Retirement Plan Services LLC. Formerly, Vice President of Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFAIDG, Dimensional Investment Group Inc., The DFA Investment Trust Company and Dimensional Fund Advisors Canada ULC.

1	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

2	Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

*	Interested Trustees/Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) (“Dimensional”), DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the “DFA Entities”). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers
April A. Aandal Vice President, Global Business Development Age: 49	Since 2008	Vice President of all the DFA Entities. Vice President Global Business Development of all the DFA Entities. Formerly, Chief Learning Officer of Dimensional (2008-2011); Regional Director of Dimensional (2004-2008).
Robyn G. Alcorta Vice President Age: 37	Since 2012	Vice President of all the DFA Entities. Formerly, Vice President Business Development at Capson Physicians Insurance Company (2010-2012); Vice President at Charles Schwab (2007-2010).
Darryl D. Avery Vice President Age: 46	Since 2005	Vice President of all the DFA Entities.
Arthur H. Barlow Vice President Age: 56	Since 1993	Vice President of all the DFA Entities.
John T. Blood Vice President Age: 43	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional (2010-January 2011); Chief Market Strategist at Commonwealth Financial (2007-2010); Director of Research at Commonwealth Financial (2000-2007).
Scott A. Bosworth Vice President Age: 43	Since 2007	Vice President of all the DFA Entities.
Valerie A. Brown Vice President and Assistant Secretary Age: 45	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional Retirement Plan Services LLC, Dimensional Fund Advisors Pte. Ltd., Dimensional Hong Kong Limited. Director, Vice President and Assistant Secretary of Dimensional Fund Advisors Canada ULC.
David P. Butler Vice President Age: 48	Since 2007	Vice President of all the DFA Entities. Head of Global Financial Services of Dimensional (since 2008). Formerly, Regional Director of Dimensional (January 1995 to January 2005).
Douglas M. Byrkit Vice President Age: 41	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (December 2010-January 2012); Regional Director at Russell Investments (April 2006-December 2010).
James G. Charles Vice President Age: 56	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional (2008-2010); Vice President, Client Portfolio Manager at American Century Investments (2001-2008).
Joseph H. Chi Vice President Age: 46	Since 2009	Vice President of all the DFA Entities. Co-Head of Portfolio Management of Dimensional (since March 2012). Sr. Portfolio Manager of Dimensional (since January 2012). Formerly, Portfolio Manager for Dimensional (October 2005-January 2012).
Stephen A. Clark Vice President Age: 40	Since 2004	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC. Head of Institutional, North America (since March 2012). Formerly, Head of Portfolio Management of Dimensional (January 2006-March 2012).

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Jeffrey D. Cornell Vice President Age: 36	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (August 2002-January 2012).
Robert P. Cornell Vice President Age: 63	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).
George H. Crane Vice President Age: 57	Since 2010

Vice President of all the DFA Entities. Formerly, Senior Vice President and Managing Director at State Street Bank & Trust Company (2007-2008); Managing Director, Head of Investment Administration and Operations at State Street Research & Management Company (2002-2005).

Christopher S. Crossan Vice President and Global Chief Compliance Officer Age: 46	Since 2004

Vice President and Global Chief Compliance Officer of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC and Dimensional Retirement Plan Services LLC. Chief Compliance Officer of Dimensional Fund Advisors Canada ULC.

James L. Davis Vice President Age: 55	Since 1999	Vice President of all the DFA Entities.
Robert T. Deere Vice President Age: 55	Since 1994	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.
Peter F. Dillard Vice President Age: 40	Since 2010	Vice President of all the DFA Entities. Research Associate for Dimensional (since August 2008). Formerly, Research Assistant for Dimensional (April 2006-August 2008).
Robert W. Dintzner Vice President and Chief Communications Officer Age: 42	Since 2001	Vice President of all the DFA Entities. Chief Communications Officer of Dimensional (since 2010).
Richard A. Eustice Vice President and Assistant Secretary Age: 47	Since 1998

Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 41	Since 2004	Vice President of all the DFA Entities.
Jed S. Fogdall Vice President Age: 38	Since 2008

Vice President of all the DFA Entities. Co-Head of Portfolio Management of Dimensional (since March 2012). Sr. Portfolio Manager of Dimensional (since January 2012). Formerly, Portfolio Manager for Dimensional (since September 2004).

Jeremy P. Freeman Vice President Age: 41	Since 2009	Vice President of all the DFA Entities. Senior Technology Manager for Dimensional (since June 2006). Formerly, Principal at AIM Investments/Amvescap PLC (now Invesco) (June 1998-June 2006).
Mark R. Gochnour Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.
Tom M. Goodrum Vice President Age: 44	Since 2012	Vice President of all the DFA Entities. Formerly, Managing Director at BlackRock (2004-January 2012).
Henry F. Gray Vice President Age: 45	Since 2000	Vice President of all the DFA Entities.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
John T. Gray Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).
Christian Gunther Vice President Age: 37	Since 2011

Vice President of all the DFA Entities. Senior Trader for Dimensional Fund Advisors LP (since 2012). Formerly, Senior Trader for Dimensional Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Advisors Ltd. (2008-2009); Trader for Dimensional Fund Advisors LP (2004-2008).

Joel H. Hefner Vice President Age: 44	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).
Julie C. Henderson Vice President and Fund Controller Age: 38	Since 2005	Vice President and Fund Controller of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd. and Dimensional Japan Ltd.
Kevin B. Hight Vice President Age: 44	Since 2005	Vice President of all the DFA Entities.
Christine W. Ho Vice President Age: 44	Since 2004	Vice President of all the DFA Entities.
Michael C. Horvath Vice President Age: 52	Since 2011	Vice President of all the DFA Entities. Formerly, Managing Director, Co-Head Global Consultant Relations at BlackRock (2004-2011).
Jeff J. Jeon Vice President Age: 38	Since 2004	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
Stephen W. Jones Vice President Age: 44	Since 2012	Vice President of all the DFA Entities. Formerly, Facilities Manager for Dimensional Fund Advisors LP (October 2008-January 2012); General Manager at Intereity Investments (March 2007-October 2008).
Patrick M. Keating Vice President and Chief Operating Officer Age: 57	Since 2003

Vice President and Chief Operating Officer of all the DFA Entities, Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd., Dimensional Hong Kong Limited and Dimensional Retirement Plan Services LLC. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Japan Ltd., Dimensional Advisors Ltd. and Dimensional Fund Advisors Pte. Ltd. Director and Vice President of Dimensional Hong Kong Limited.

Glenn E. Kemp Vice President Age: 64	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (April 2006-January 2012).
David M. Kershner Vice President Age: 41	Since 2010	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since June 2004).
Seyun Alice Kim Vice President Age: 32	Since 2012	Vice President of all the DFA Entities. Formerly, Accounting Manager for Dimensional Fund Advisors LP (January 2006-January 2012).
Timothy R. Kohn Vice President Age: 41	Since 2011	Vice President of all the DFA Entities. Head of Defined Contribution Sales for Dimensional (since August 2010). Formerly, Chief DC Strategist, Barclays Global Investors (2005-2009).

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Joseph F. Kolerich Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Sr. Portfolio Manager of Dimensional (since January 2012). Formerly, Portfolio Manager for Dimensional (April 2007-January 2012).
Stephen W. Kurad Vice President Age: 43	Since 2011	Vice President of all the DFA Entities. Regional Director for Dimensional (2007-2010).
Michael F. Lane Vice President Age: 45	Since 2004	Vice President of all the DFA Entities. Chief Executive Officer of Dimensional SmartNest (US) LLC (since 2012).
Francis R. Lao Vice President Age: 43	Since 2011	Vice President of all the DFA Entities. Formerly, Vice President - Global Operations at Janus Capital Group (2005-2011).
Juliet Lee Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004).
Marlena I. Lee Vice President Age: 31	Since 2011	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (July 2008-2010).
Apollo D. Lupescu Vice President Age: 43	Since 2009	Vice President of all the DFA Entities. Regional Director for Dimensional (since February 2004).
Kenneth M. Manell Vice President Age: 39	Since 2010

Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd. Counsel for Dimensional (since September 2006). Formerly, Assistant General Counsel at Castle & Cooke (January 2004-September 2006).

Aaron M. Marcus Vice President & Head of Global Human Resources Age: 42	Since 2008	Vice President of all the DFA Entities and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008).
David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 55	Since 2007

Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd., Dimensional Hong Kong Limited and Dimensional Fund Advisors Canada ULC. Chief Financial Officer, Treasurer, and Vice President of Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC, Dimensional Cayman Commodity Fund I Ltd. and Dimensional Retirement Plan Services LLC. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Statutory Auditor of Dimensional Japan Ltd.

Catherine L. Newell Vice President and Secretary Age: 48	Vice President since 1997 and Secretary since 2000

Vice President and Secretary of all the DFA Entities and Dimensional Retirement Plan Services LLC (since June 2012). Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003), Dimensional SmartNest LLC, Dimensional SmartNest (US) LLC, Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd. (since February 2012), Dimensional Advisors Ltd. (since March 2012), Dimensional Fund Advisors Pte. Ltd. (since June 2012) and Dimensional Hong Kong Limited (since August 2012). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Director of Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since August 2012 and July 2012).

Christian A. Newton Vice President Age: 37	Since 2009	Vice President of all DFA Entities. Web Services Manager for Dimensional (since January 2008). Formerly, Design Manager of Dimensional (2005-2008).
Pamela B. Noble Vice President Age: 48	Since 2011	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (2008-2010). Formerly, Vice President and Portfolio Manager at USAA Investment Management Company (2001-2006).

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Carolyn L. O Vice President Age: 38	Since 2010

Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd. Deputy General Counsel, Funds (since 2011). Counsel for Dimensional (2007-2011). Formerly, Associate at K&L Gates LLP (January 2004-September 2007).

Gerard K. O’Reilly Vice President Age: 35	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2004 to 2006).
Daniel C. Ong Vice President Age: 38	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since July 2005).
Kyle K. Ozaki Vice President Age: 34	Since 2010

Vice President of all the DFA Entities. Senior Compliance Officer for Dimensional (since January 2008). Formerly, Compliance Officer (February 2006-December 2007) and Compliance Analyst (August 2004-January 2006) for Dimensional.

David A. Plecha Vice President Age: 51	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors Canada ULC.
Allen Pu Vice President Age: 41	Since 2011	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (July 2006-2010).
Theodore W. Randall Vice President Age: 39	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).
Savina B. Rizova Vice President Age: 31	Since 2012

Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (June 2011-January 2012); Research Assistant for Dimensional Fund Advisors LP (July 2004-August 2007).

L. Jacobo Rodriguez Vice President Age: 41	Since 2005	Vice President of all the DFA Entities.
Julie A. Saft Vice President Age: 53	Since 2010	Vice President of all the DFA Entities. Client Systems Manager for Dimensional (since July 2008). Formerly, Senior Manager at Vanguard (November 1997-July 2008).
David E. Schneider Vice President Age: 66	Since 2001	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada ULC.
Walid A. Shinnawi Vice President Age: 50	Since 2010	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional (March 2006-January 2010).
Bruce A. Simmons Vice President Age: 47	Since 2009

Vice President of all the DFA Entities. Investment Operations Manager for Dimensional (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005-May 2007).

Edward R. Simpson Vice President Age: 44	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).
Bryce D. Skaff Vice President Age: 37	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).
Andrew D. Smith Vice President Age: 44	Since 2011	Vice President of all the DFA Entities. Project Manager for Dimensional (2007-2010). Formerly, Business Analyst Manager, National Instruments (2003-2007).
Grady M. Smith Vice President Age: 56	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada ULC.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Carl G. Snyder Vice President Age: 49	Since 2000	Vice President of all the DFA Entities.
Lawrence R. Spieth Vice President Age: 64	Since 2004	Vice President of all the DFA Entities.
Bradley G. Steiman Vice President Age: 39	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.
John H. Totten Vice President Age: 34	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2008-January 2012).
Robert C. Trotter Vice President Age: 54	Since 2009	Vice President of all the DFA Entities. Senior Manager, Technology for Dimensional (since March 2007). Formerly, Director of Technology at AMVESCAP (2002-2007).
Karen E. Umland Vice President Age: 46	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Brian J. Walsh Vice President Age: 42	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since 2004).
Weston J. Wellington Vice President Age: 61	Since 1997	Vice President of all the DFA Entities.
Ryan J. Wiley Vice President Age: 36	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional (since 2007).
Paul E. Wise Vice President Age: 57	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004).
Faith A. Yando Vice President Age: 50	Since 2011

Vice President of all the DFA Entities. Formerly, Senior Vice President, Global Public Relations at Natixis Global Asset Management (2008-2011); Senior Vice President, Media Relations at Bank of America (2007-2008).

Joseph L. Young Vice President Age: 33	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional (2005-2010).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

NOTICE TO SHAREHOLDERS
(Unaudited)

     For shareholders that do not have an October 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2012 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2011 to October 31, 2012, the Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Qualifying For
	Net				Corporate					Qualifying
	Investment	Short-Term	Long-Term		Dividends	Qualifying	Foreign	Foreign	Qualifying	Short-Term
DFA Investment	Income	Capital Gain	Capital Gain	Total	Received	Dividend	Tax	Source	Interest	Capital
Dimensions Group Inc.	Distributions	Distributions	Distributions	Distributions	Deduction(1)	Income(2)	Credit(3)	Income(4)	Income(5)	Gain(6)
International Small Company
Portfolio	61%	—	39%	100%	100%	100%	4%	91%	100%	100%
____________________

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)	“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(4)	“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(5)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

PORTFOLIOS OF INVESTMENTS
SA U.S. FIXED INCOME FUND
SA GLOBAL FIXED INCOME FUND
SA U.S. CORE MARKET FUND
SA U.S. VALUE FUND
SA U.S. SMALL COMPANY FUND
SA INTERNATIONAL VALUE FUND
SA INTERNATIONAL SMALL COMPANY FUND
SA EMERGING MARKETS VALUE FUND
SA REAL ESTATE SECURITIES FUND

LWI FINANCIAL INC.
3055 OLIN AVENUE, SUITE 2000 | SAN JOSE, CA 95128
800.366.7266 | SA-FUNDS.COM

SA FUNDS ARE SPONSORED BY LWI FINANCIAL INC.
AND DISTRIBUTED BY LORING WARD SECURITIES INC.,
MEMBER FINRA/SIPC

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.4%
Aerospace & Defense — 2.2%
Alliant Techsystems, Inc.	975	$60,411
BE Aerospace, Inc.*	2,400	118,560
Boeing Co. (The)	19,878	1,498,006
Cubic Corp.	500	23,985
Curtiss-Wright Corp.	1,576	51,740
Engility Holdings, Inc.(a)*	495	9,534
Esterline Technologies Corp.*	900	57,249
Exelis, Inc.	5,089	57,353
General Dynamics Corp.	8,201	568,083
HEICO Corp., Class A	781	24,976
Hexcel Corp.*	3,100	83,576
Honeywell International, Inc.	20,020	1,270,670
Huntington Ingalls Industries, Inc.	1,357	58,812
L-3 Communications Holdings, Inc.	2,671	204,652
Lockheed Martin Corp.	7,460	688,484
Moog, Inc., Class A*	1,100	45,133
Northrop Grumman Corp.	6,353	429,336
Precision Castparts Corp.	4,141	784,388
Raytheon Co.	9,121	525,005
Rockwell Collins, Inc.(a)	3,914	227,677
Spirit Aerosystems Holdings, Inc., Class A*	2,700	45,819
Teledyne Technologies, Inc.*	900	58,563
Textron, Inc.(a)	7,600	188,404
TransDigm Group, Inc.	1,300	177,268
Triumph Group, Inc.	1,120	73,136
United Technologies Corp.	23,264	1,907,881
		9,238,701
Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.*	558	24,725
CH Robinson Worldwide, Inc.	4,700	297,134
Expeditors International of Washington, Inc.	6,039	238,842
FedEx Corp.	8,498	779,437
HUB Group, Inc., Class A*	500	16,800
United Parcel Service, Inc., Class B	19,337	1,425,717
UTi Worldwide, Inc.	2,400	32,160
		2,814,815
Airlines — 0.2%
Alaska Air Group, Inc.*	1,830	78,855
Allegiant Travel Co.(a)	300	22,023
Delta Air Lines, Inc.*	24,500	290,815
JetBlue Airways Corp.(a)*	7,550	43,110
Southwest Airlines Co.	6,841	70,052
United Continental Holdings, Inc.*	8,654	202,331
US Airways Group, Inc.*	4,400	59,400
		766,586
Auto Components — 0.4%
Autoliv, Inc.(a)	2,300	154,997
BorgWarner, Inc.*	3,154	225,889
Cooper Tire & Rubber Co.	100	2,536
Dana Holding Corp.	4,000	62,440
Gentex Corp.(a)	3,900	73,398
Goodyear Tire & Rubber Co. (The)*	6,400	88,384
Johnson Controls, Inc.	19,115	586,831
Lear Corp.	3,000	140,520
Tenneco, Inc.*	1,600	56,176
TRW Automotive Holdings Corp.*	3,074	164,797
Visteon Corp.*	1,000	53,820
		1,609,788
Automobiles — 0.6%
Ford Motor Co.	99,140	1,283,863
General Motors Co.*	22,000	634,260
Harley-Davidson, Inc.	6,316	308,473
Tesla Motors, Inc.(a)*	1,485	50,297
Thor Industries, Inc.(a)	1,600	59,888
		2,336,781
Beverages — 2.0%
Beam, Inc.	4,200	256,578
Boston Beer Co., Inc. (The), Class A*	79	10,622
Brown-Forman Corp., Class B	3,300	208,725
Coca-Cola Co. (The)	108,040	3,916,450
Coca-Cola Enterprises, Inc.	8,050	255,426
Constellation Brands, Inc., Class A*	4,600	162,794
Dr Pepper Snapple Group, Inc.	6,100	269,498
Molson Coors Brewing Co., Class B	4,077	174,455
Monster Beverage Corp.*	4,256	225,057
PepsiCo, Inc.	42,256	2,891,578
		8,371,183
Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc.*	5,500	515,955
Alkermes PLC*	3,279	60,727
Amgen, Inc.	21,322	1,840,515
Ariad Pharmaceuticals, Inc.*	4,406	84,507
Biogen Idec, Inc.*	6,156	902,901
BioMarin Pharmaceutical, Inc.*	3,200	157,600
Celgene Corp.*	11,825	930,864
Cepheid, Inc.(a)*	1,603	54,197
Cubist Pharmaceuticals, Inc.*	1,600	67,296
Gilead Sciences, Inc.*	21,342	1,567,570
Incyte Corp. Ltd.(a)*	2,960	49,166
Medivation, Inc.*	2,096	107,231
Myriad Genetics, Inc.*	2,380	64,855
Onyx Pharmaceuticals, Inc.(a)*	1,900	143,507
Regeneron Pharmaceuticals, Inc.*	2,300	393,461
Seattle Genetics, Inc.(a)*	2,487	57,698
Theravance, Inc.(a)*	237	5,278
United Therapeutics Corp.*	1,200	64,104
Vertex Pharmaceuticals, Inc.*	6,050	253,737
		7,321,169
Building Products — 0.2%
A.O. Smith Corp.	1,050	66,224
Armstrong World Industries, Inc.(a)	770	39,062
Fortune Brands Home & Security, Inc.*	4,200	122,724
Lennox International, Inc.	1,292	67,856
Masco Corp.	9,000	149,940
Owens Corning*	2,988	110,526
Simpson Manufacturing Co., Inc.(a)	1,400	45,906
USG Corp.(a)*	1,500	42,105
		644,343
Capital Markets — 2.0%
Affiliated Managers Group, Inc.*	1,500	195,225
American Capital Ltd.*	8,700	104,400
Ameriprise Financial, Inc.	6,347	397,513
Bank of New York Mellon Corp. (The)	33,783	868,223
BlackRock, Inc.	3,883	802,655
Charles Schwab Corp.(a)	30,835	442,791
Cohen & Steers, Inc.	764	23,279
E*Trade Financial Corp.*	5,800	51,910
Eaton Vance Corp.(a)	3,600	114,660
Federated Investors, Inc., Class B(a)	2,300	46,529
Franklin Resources, Inc.	4,200	527,940
Goldman Sachs Group, Inc. (The)	13,092	1,670,015
Invesco Ltd.	12,100	315,689
Janus Capital Group, Inc.(a)	4,300	36,636
Jefferies Group, Inc.	3,600	66,852
Knight Capital Group, Inc., Class A*	463	1,625

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Lazard Ltd., Class A	1,424	$42,492
Legg Mason, Inc.(a)	3,600	92,592
LPL Financial Holdings, Inc.	1,500	42,240
Morgan Stanley	41,465	792,811
Northern Trust Corp.	6,380	320,021
Raymond James Financial, Inc.	3,300	127,149
SEI Investments Co.	3,800	88,692
State Street Corp.	13,238	622,318
Stifel Financial Corp.*	1,200	38,364
T Rowe Price Group, Inc.	6,761	440,344
TD Ameritrade Holding Corp.	6,478	108,895
Waddell & Reed Financial, Inc., Class A(a)	2,117	73,714
		8,455,574
Chemicals — 2.6%
A. Schulman, Inc.	200	5,786
Air Products & Chemicals, Inc.	5,972	501,767
Airgas, Inc.	2,000	182,580
Albemarle Corp.	2,581	160,332
Ashland, Inc.	2,082	167,414
Cabot Corp.	1,800	71,622
Celanese Corp., Series A	4,400	195,932
CF Industries Holdings, Inc.	1,924	390,880
Chemtura Corp.*	650	13,819
Cytec Industries, Inc.	1,300	89,479
Dow Chemical Co. (The)	31,913	1,031,428
Eastman Chemical Co.	3,736	254,235
Ecolab, Inc.	8,199	589,508
EI Du Pont de Nemours & Co.	25,434	1,143,767
FMC Corp.	3,800	222,376
Georgia Gulf Corp.	100	4,128
H.B. Fuller Co.	1,500	52,230
Huntsman Corp.	5,900	93,810
International Flavors & Fragrances, Inc.	2,400	159,696
Intrepid Potash, Inc.(a)	1,600	34,064
LyondellBasell Industries NV, Class A	7,720	440,735
Minerals Technologies, Inc.	1,200	47,904
Monsanto Co.	14,704	1,391,733
Mosaic Co. (The)	7,700	436,051
NewMarket Corp.(a)	400	104,880
Olin Corp.(a)	2,100	45,339
PolyOne Corp.	2,300	46,966
PPG Industries, Inc.	4,300	582,005
Praxair, Inc.	8,109	887,530
Rockwood Holdings, Inc.	2,100	103,866
RPM International, Inc.	3,500	102,760
Scotts Miracle-Gro Co. (The), Class A	1,300	57,265
Sensient Technologies Corp.	1,400	49,784
Sherwin Williams Co. (The)	2,500	384,550
Sigma-Aldrich Corp.(a)	3,500	257,530
Valspar Corp.	2,600	162,240
W.R. Grace & Co.*	2,044	137,418
Westlake Chemical Corp.	1,436	113,875
		10,717,284
Commercial Banks — 2.9%
Associated Banc-Corp.(a)	4,819	63,225
Bancorpsouth, Inc.	1,900	27,626
Bank of Hawaii Corp.	1,200	52,860
BB&T Corp.	20,004	582,316
BOK Financial Corp.	696	37,904
CapitalSource, Inc.	6,700	50,786
Cathay General Bancorp	2,343	45,689
Chemical Financial Corp.(a)	158	3,754
CIT Group, Inc.*	4,915	189,916
City National Corp.(a)	1,300	64,376
Comerica, Inc.	5,200	157,768
Commerce Bancshares, Inc.	2,204	77,270
Cullen/Frost Bankers, Inc.(a)	1,600	86,832
East West Bancorp, Inc.	3,900	83,811
Fifth Third Bancorp	24,907	378,337
First Horizon National Corp.(a)	7,245	71,798
First Niagara Financial Group, Inc.	9,560	75,811
First Republic Bank	1,500	49,170
FirstMerit Corp.	3,043	43,180
FNB Corp.(a)	3,051	32,402
Fulton Financial Corp.	6,667	64,070
Glacier Bancorp, Inc.(a)	600	8,826
Hancock Holding Co.	2,100	66,654
Huntington Bancshares, Inc.	22,492	143,724
Iberiabank Corp.(a)	691	33,942
International Bancshares Corp.	1,350	24,368
Investors Bancorp, Inc.	1,700	30,226
KeyCorp	24,200	203,764
M&T Bank Corp.	3,168	311,953
MB Financial, Inc.	1,200	23,700
National Penn Bancshares, Inc.(a)	2,100	19,572
Old National Bancorp	1,685	20,001
PNC Financial Services Group, Inc.	14,967	872,726
Popular, Inc.*	1,056	21,954
Prosperity Bancshares, Inc.(a)	1,500	63,000
Regions Financial Corp.	31,928	227,327
Signature Bank(a)*	1,400	99,876
SunTrust Banks, Inc.	15,536	440,446
Susquehanna Bancshares, Inc.	3,200	33,536
SVB Financial Group*	1,200	67,164
Synovus Financial Corp.(a)	6,398	15,675
TCF Financial Corp.(a)	4,000	48,600
Texas Capital Bancshares, Inc.*	727	32,584
Trustmark Corp.(a)	1,900	42,674
UMB Financial Corp.(a)	1,100	48,224
Umpqua Holdings Corp.	3,100	36,549
United Bankshares, Inc.(a)	1,500	36,480
US Bancorp	53,625	1,712,782
Valley National Bancorp(a)	4,438	41,273
Webster Financial Corp.	1,710	35,141
Wells Fargo & Co.	140,820	4,813,228
WesBanco, Inc.(a)	100	2,222
Westamerica Bancorporation(a)	900	38,331
Wintrust Financial Corp.(a)	800	29,360
Zions Bancorporation	4,860	104,004
		11,988,787
Commercial Services & Supplies — 0.7%
ADT Corp. (The)	6,178	287,215
Avery Dennison Corp.(a)	2,900	101,268
Cintas Corp.	3,292	134,643
Clean Harbors, Inc.*	1,200	66,012
Copart, Inc.*	2,900	85,550
Corrections Corp. of America	3,000	106,410
Covanta Holding Corp.	4,090	75,338
Deluxe Corp.(a)	1,100	35,464
Geo Group, Inc. (The)	1,958	55,216
Iron Mountain, Inc.	4,095	127,150
KAR Auction Services, Inc.	609	12,326
Mine Safety Appliances Co.	1,100	46,981
Pitney Bowes, Inc.(a)	5,600	59,584
R.R. Donnelley & Sons Co.(a)	5,200	46,800
Republic Services, Inc.	8,585	251,798
Rollins, Inc.(a)	2,005	44,190

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Steelcase, Inc., Class A	1,272	$16,205
Stericycle, Inc.*	2,294	213,961
Tetra Tech, Inc.*	1,800	47,610
Tyco International Ltd.	12,357	361,442
UniFirst Corp.	477	34,974
Waste Connections, Inc.(a)	3,237	109,378
Waste Management, Inc.(a)	12,078	407,512
		2,727,027
Communications Equipment — 1.8%
Arris Group, Inc.*	3,550	53,037
Aruba Networks, Inc.(a)*	2,700	56,025
Brocade Communications Systems, Inc.*	11,756	62,659
Cisco Systems, Inc.	143,621	2,822,153
EchoStar Corp., Class A*	1,380	47,224
F5 Networks, Inc.*	2,200	213,730
Harris Corp.	3,200	156,672
JDS Uniphase Corp.*	5,800	78,532
Juniper Networks, Inc.*	15,256	300,086
Loral Space & Communications, Inc.	365	19,951
Motorola Solutions, Inc.	6,989	389,147
Netgear, Inc.(a)*	1,000	39,420
Plantronics, Inc.	1,300	47,931
Polycom, Inc.*	4,800	50,208
QUALCOMM, Inc.	47,664	2,956,121
Riverbed Technology, Inc.*	4,100	80,852
Tellabs, Inc.	10,354	23,607
Viasat, Inc.(a)*	1,100	42,790
		7,440,145
Computers & Peripherals — 4.3%
3D Systems Corp.(a)*	1,100	58,685
Apple, Inc.	25,557	13,622,648
Dell, Inc.	41,690	422,320
Diebold, Inc.(a)	1,500	45,915
Electronics for Imaging, Inc.*	99	1,880
EMC Corp.*	58,549	1,481,289
Hewlett-Packard Co.	54,850	781,612
Lexmark International, Inc., Class A(a)	1,900	44,061
NCR Corp.*	4,400	112,112
NetApp, Inc.*	10,074	337,983
SanDisk Corp.*	6,600	287,496
Seagate Technology PLC	11,100	338,328
Western Digital Corp.	6,300	267,687
		17,802,016
Construction & Engineering — 0.3%
Aecom Technology Corp.*	2,900	69,020
EMCOR Group, Inc.	1,400	48,454
Fluor Corp.	4,700	276,078
Jacobs Engineering Group, Inc.*	3,693	157,211
KBR, Inc.	4,376	130,930
MasTec, Inc.*	2,200	54,846
Quanta Services, Inc.*	5,834	159,210
Shaw Group, Inc. (The)*	1,700	79,237
URS Corp.	2,200	86,372
		1,061,358
Construction Materials — 0.1%
Eagle Materials, Inc.	1,100	64,350
Martin Marietta Materials, Inc.(a)	1,200	113,136
Vulcan Materials Co.	3,291	171,297
		348,783
Consumer Finance — 0.8%
American Express Co.	27,856	1,601,163
Capital One Financial Corp.	14,226	824,112
Cash America International, Inc.	700	27,769
Credit Acceptance Corp.*	318	32,334
Discover Financial Services	14,736	568,073
Nelnet, Inc., Class A	600	17,874
Portfolio Recovery Associates, Inc.*	500	53,430
SLM Corp.	13,453	230,450
		3,355,205
Containers & Packaging — 0.3%
Aptargroup, Inc.(a)	2,100	100,212
Ball Corp.	4,385	196,229
Bemis Co., Inc.	3,200	107,072
Crown Holdings, Inc.*	4,100	150,921
Graphic Packaging Holding Co.*	5,578	36,034
Greif, Inc., Class A	600	26,700
Owens-Illinois, Inc.*	5,000	106,350
Packaging Corp. of America	2,800	107,716
Rock-Tenn Co., Class A	1,989	139,051
Sealed Air Corp.(a)	3,900	68,289
Silgan Holdings, Inc.	1,277	53,110
Sonoco Products Co.	2,400	71,352
		1,163,036
Distributors — 0.1%
Genuine Parts Co.(a)	4,405	280,070
LKQ Corp.*	7,800	164,580
Pool Corp.(a)	1,200	50,784
		495,434
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A*	2,750	57,530
Coinstar, Inc.(a)*	1,000	52,010
DeVry, Inc.(a)	1,900	45,087
H&R Block, Inc.	8,200	152,274
Hillenbrand, Inc.	1,000	22,610
Service Corp. International	5,765	79,615
Sotheby's, Class A(a)	1,900	63,878
Weight Watchers International, Inc.(a)	637	33,353
		506,357
Diversified Financial Services — 3.1%
Bank of America Corp.	302,087	3,504,209
CBOE Holdings, Inc.	2,300	67,758
Citigroup, Inc.	83,266	3,294,003
CME Group, Inc.	8,910	451,826
IntercontinentalExchange, Inc.*	2,100	260,001
JPMorgan Chase & Co.	106,894	4,700,129
Leucadia National Corp.	6,400	152,256
Moody's Corp.	5,500	276,760
MSCI, Inc., Class A*	3,162	97,991
NASDAQ OMX Group, Inc. (The)	3,400	85,034
NYSE Euronext	6,700	211,318
		13,101,285
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	156,925	5,289,942
CenturyLink, Inc.	17,085	668,365
Frontier Communications Corp.(a)	27,599	118,124
Level 3 Communications, Inc.(a)*	3,888	89,851
tw telecom, Inc.*	4,150	105,700
Verizon Communications, Inc.	79,614	3,444,898
Windstream Corp.(a)	14,992	124,134
		9,841,014
Electric Utilities — 1.9%
Allete, Inc.	1,000	40,980
American Electric Power Co., Inc.	13,500	576,180

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electric Utilities (Continued)
Cleco Corp.	1,800	$72,018
Duke Energy Corp.	19,525	1,245,695
Edison International	8,608	388,996
El Paso Electric Co.	1,200	38,292
Entergy Corp.	4,600	293,250
Exelon Corp.	23,383	695,410
FirstEnergy Corp.	11,801	492,810
Great Plains Energy, Inc.	3,484	70,760
Hawaiian Electric Industries, Inc.(a)	2,800	70,392
IDACORP, Inc.	1,400	60,690
ITC Holdings Corp.(a)	1,518	116,749
MGE Energy, Inc.(a)	500	25,475
NextEra Energy, Inc.	11,012	761,920
Northeast Utilities	8,340	325,927
NV Energy, Inc.	7,100	128,794
OGE Energy Corp.	2,900	163,299
Pepco Holdings, Inc.(a)	6,200	121,582
Pinnacle West Capital Corp.	3,200	163,136
PNM Resources, Inc.(a)	2,100	43,071
Portland General Electric Co.	2,100	57,456
PPL Corp.	15,800	452,354
Southern Co. (The)	24,358	1,042,766
UIL Holdings Corp.	1,433	51,316
UNS Energy Corp.(a)	1,100	46,662
Westar Energy, Inc.	3,298	94,389
Xcel Energy, Inc.	13,900	371,269
		8,011,638
Electrical Equipment — 0.8%
Acuity Brands, Inc.(a)	1,000	67,730
AMETEK, Inc.	6,862	257,805
Babcock & Wilcox Co. (The)	2,750	72,050
Belden, Inc.(a)	1,500	67,485
Brady Corp., Class A(a)	1,600	53,440
Eaton Corp. PLC	12,387	671,375
Emerson Electric Co.	19,801	1,048,661
EnerSys, Inc.*	1,800	67,734
Franklin Electric Co., Inc.	600	37,302
Generac Holdings, Inc.	1,000	34,310
General Cable Corp.*	1,400	42,574
GrafTech International Ltd.(a)*	3,700	34,743
Hubbell, Inc., Class B	1,505	127,368
II-VI, Inc.*	1,100	20,097
Polypore International, Inc.(a)*	1,200	55,800
Regal-Beloit Corp.	1,100	77,517
Rockwell Automation, Inc.	4,144	348,055
Roper Industries, Inc.	2,800	312,144
		3,396,190
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	4,703	304,284
Anixter International, Inc.	800	51,184
Arrow Electronics, Inc.*	3,100	118,048
Avnet, Inc.*	4,122	126,175
Cognex Corp.	1,000	36,820
Corning, Inc.	42,544	536,905
Daktronics, Inc.	100	1,107
Dolby Laboratories, Inc., Class A(a)	1,500	43,995
FEI Co.(a)	800	44,368
FLIR Systems, Inc.	4,400	98,164
Ingram Micro, Inc., Class A*	4,200	71,064
IPG Photonics Corp.(a)	700	46,655
Itron, Inc.(a)*	1,000	44,550
Jabil Circuit, Inc.	4,900	94,521
Molex, Inc.	1,500	40,995
Molex, Inc., Class A	2,000	44,640
National Instruments Corp.	2,775	71,623
OSI Systems, Inc.*	500	32,020
TE Connectivity Ltd.	11,761	436,568
Tech Data Corp.*	1,300	59,189
Trimble Navigation Ltd.*	3,514	210,067
Vishay Intertechnology, Inc.(a)*	4,830	51,343
		2,564,285
Energy Equipment & Services — 1.9%
Atwood Oceanics, Inc.(a)*	1,800	82,422
Baker Hughes, Inc.	11,956	488,283
Bristow Group, Inc.	900	48,294
Cameron International Corp.*	7,099	400,810
CARBO Ceramics, Inc.	600	47,004
Core Laboratories NV	1,279	139,808
Diamond Offshore Drilling, Inc.	2,000	135,920
Dresser-Rand Group, Inc.(a)*	1,900	106,666
Dril-Quip, Inc.*	900	65,745
FMC Technologies, Inc.*	6,933	296,940
Halliburton Co.	25,240	875,576
Helix Energy Solutions Group, Inc.*	2,601	53,685
Helmerich & Payne, Inc.	3,200	179,232
Lufkin Industries, Inc.(a)	911	52,956
McDermott International, Inc.*	6,400	70,528
Nabors Industries Ltd.*	8,100	117,045
National Oilwell Varco, Inc.	11,807	807,008
Oceaneering International, Inc.	3,200	172,128
Oil States International, Inc.*	1,400	100,156
Patterson-UTI Energy, Inc.(a)	4,300	80,109
Rowan Companies PLC, Class A*	3,600	112,572
Schlumberger Ltd.	37,072	2,568,719
SEACOR Holdings, Inc.	500	41,900
Superior Energy Services, Inc.*	3,984	82,548
Tidewater, Inc.	1,400	62,552
Transocean Ltd.	9,200	410,780
Unit Corp.*	1,300	58,565
Weatherford International Ltd.*	21,400	239,466
		7,897,417
Food & Staples Retailing — 2.1%
Casey's General Stores, Inc.(a)	1,211	64,304
Costco Wholesale Corp.	12,120	1,197,092
CVS Caremark Corp.	34,429	1,664,642
Fresh Market, Inc. (The)(a)*	1,100	52,899
Harris Teeter Supermarkets, Inc.(a)	1,400	53,984
Kroger Co. (The)	14,283	371,644
PriceSmart, Inc.(a)	400	30,820
Safeway, Inc.(a)	7,235	130,881
Sysco Corp.	16,526	523,213
United Natural Foods, Inc.(a)*	1,100	58,949
Wal-Mart Stores, Inc.	50,725	3,460,967
Walgreen Co.	23,852	882,763
Weis Markets, Inc.(a)	600	23,502
Whole Foods Market, Inc.	4,800	438,384
		8,954,044
Food Products — 1.8%
Archer-Daniels-Midland Co.	18,677	511,563
B&G Foods, Inc.(a)	1,370	38,785
Bunge Ltd.	3,900	283,491
Campbell Soup Co.(a)	5,400	188,406
ConAgra Foods, Inc.	12,027	354,797
Darling International, Inc.*	3,167	50,799
Dean Foods Co.*	5,184	85,588
Flowers Foods, Inc.	3,105	72,253

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Fresh Del Monte Produce, Inc.	1,100	$28,985
General Mills, Inc.	17,920	724,147
Green Mountain Coffee Roasters, Inc.(a)*	3,700	153,032
Hain Celestial Group, Inc. (The)(a)*	1,400	75,908
Hershey Co. (The)	4,400	317,768
Hillshire Brands Co.	3,196	89,935
HJ Heinz Co.	8,983	518,139
Hormel Foods Corp.(a)	4,295	134,047
Ingredion, Inc.	2,100	135,303
J.M. Smucker Co. (The)	3,329	287,093
Kellogg Co.	7,000	390,950
Kraft Foods Group, Inc.	15,190	690,689
Lancaster Colony Corp.	400	27,676
McCormick & Co., Inc.	3,500	222,355
Mead Johnson Nutrition Co.	5,800	382,162
Mondelez International, Inc., Class A	46,071	1,173,428
Pilgrim's Pride Corp.(a)*	400	2,900
Post Holdings, Inc.*	720	24,660
Ralcorp Holdings, Inc.*	1,500	134,475
Smithfield Foods, Inc.*	4,200	90,594
Snyders-Lance, Inc.(a)	954	23,001
Tootsie Roll Industries, Inc.(a)	692	17,937
TreeHouse Foods, Inc.(a)*	1,116	58,177
Tyson Foods, Inc., Class A	8,302	161,059
		7,450,102
Gas Utilities — 0.2%
AGL Resources, Inc.	3,357	134,179
Atmos Energy Corp.	2,600	91,312
National Fuel Gas Co.	2,000	101,380
New Jersey Resources Corp.(a)	1,150	45,563
Northwest Natural Gas Co.(a)	645	28,509
ONEOK, Inc.	5,700	243,675
Piedmont Natural Gas Co., Inc.	2,300	72,013
Questar Corp.	5,200	102,752
South Jersey Industries, Inc.	800	40,264
Southwest Gas Corp.	1,000	42,410
UGI Corp.	3,010	98,457
WGL Holdings, Inc.(a)	1,400	54,866
		1,055,380
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	43,619	2,857,045
Alere, Inc.*	2,200	40,700
Align Technology, Inc.(a)*	1,900	52,725
Baxter International, Inc.	14,944	996,167
Becton Dickinson and Co.	5,360	419,098
Boston Scientific Corp.*	40,495	232,036
CareFusion Corp.*	5,900	168,622
Cooper Companies, Inc. (The)	1,446	133,726
Covidien PLC	13,470	777,758
CR Bard, Inc.	2,192	214,246
Cyberonics, Inc.*	600	31,518
DENTSPLY International, Inc.	3,734	147,904
Edwards Lifesciences Corp.*	3,200	288,544
Haemonetics Corp.*	1,600	65,344
Hill-Rom Holdings, Inc.	1,606	45,771
Hologic, Inc.*	6,896	138,127
Idexx Laboratories, Inc.(a)*	1,600	148,480
Integra LifeSciences Holdings Corp.*	91	3,546
Intuitive Surgical, Inc.*	1,100	539,407
Masimo Corp.(a)	1,401	29,435
Medtronic, Inc.	27,564	1,130,675
ResMed, Inc.(a)	4,200	174,594
Sirona Dental Systems, Inc.*	1,600	103,136
St. Jude Medical, Inc.	8,873	320,670
STERIS Corp.	1,600	55,568
Stryker Corp.	8,500	465,970
Teleflex, Inc.	1,064	75,874
Thoratec Corp.(a)*	1,658	62,208
Varian Medical Systems, Inc.(a)*	3,000	210,720
West Pharmaceutical Services, Inc.(a)	800	43,800
Zimmer Holdings, Inc.	4,880	325,301
		10,298,715
Health Care Providers & Services — 2.0%
Aetna, Inc.	9,200	425,960
Air Methods Corp.(a)	1,200	44,268
AmerisourceBergen Corp.	7,236	312,450
Brookdale Senior Living, Inc.*	2,500	63,300
Cardinal Health, Inc.	9,735	400,887
Centene Corp.*	1,200	49,200
Chemed Corp.(a)	700	48,013
CIGNA Corp.	7,600	406,296
Community Health Systems, Inc.	2,200	67,628
Coventry Health Care, Inc.	3,950	177,079
DaVita HealthCare Partners, Inc.*	2,700	298,431
Express Scripts Holding Co.*	22,181	1,197,774
HCA Holdings, Inc.	5,040	152,057
Health Management Associates, Inc., Class A*	6,472	60,319
Health Net, Inc.*	2,200	53,460
Healthsouth Corp.(a)*	2,658	56,110
Henry Schein, Inc.(a)*	2,586	208,070
Humana, Inc.	4,424	303,619
Laboratory Corp. of America Holdings*	2,700	233,874
LifePoint Hospitals, Inc.*	1,533	57,871
Magellan Health Services, Inc.*	900	44,100
McKesson Corp.	6,500	630,240
Mednax, Inc.(a)*	1,400	111,328
MWI Veterinary Supply, Inc.*	339	37,290
Omnicare, Inc.(a)	3,300	119,130
Owens & Minor, Inc.(a)	1,650	47,042
Patterson Cos., Inc.(a)	2,515	86,088
Quest Diagnostics, Inc.	4,415	257,262
Select Medical Holdings Corp.	1,900	17,917
Team Health Holdings, Inc.*	500	14,385
Tenet Healthcare Corp.*	3,125	101,469
UnitedHealth Group, Inc.	28,846	1,564,607
Universal Health Services, Inc., Class B	2,600	125,710
VCA Antech, Inc.(a)*	2,600	54,730
WellCare Health Plans, Inc.*	1,093	53,218
WellPoint, Inc.	8,392	511,241
		8,392,423
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*	4,343	40,911
athenahealth, Inc.*	1,111	81,603
Cerner Corp.*	3,900	302,796
		425,310
Hotels, Restaurants & Leisure — 1.9%
Bally Technologies, Inc.*	1,100	49,181
Brinker International, Inc.	1,850	57,332
Buffalo Wild Wings, Inc.(a)*	400	29,128
Carnival Corp.	12,634	464,552
Cheesecake Factory, Inc. (The)(a)	1,750	57,260
Chipotle Mexican Grill, Inc.*	800	237,968
Choice Hotels International, Inc.(a)	700	23,534
Cracker Barrel Old Country Store, Inc.	500	32,130
Darden Restaurants, Inc.	3,300	148,731

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Domino's Pizza, Inc.	1,290	$56,180
Hyatt Hotels Corp., Class A(a)*	1,000	38,570
International Game Technology	7,300	103,441
International Speedway Corp., Class A(a)	300	8,286
Las Vegas Sands Corp.	11,500	530,840
Life Time Fitness, Inc.(a)*	1,300	63,973
Marriott International, Inc., Class A	7,066	263,350
Marriott Vacations Worldwide Corp.*	751	31,294
McDonald's Corp.	26,684	2,353,796
MGM Resorts International*	9,600	111,744
Panera Bread Co., Class A*	700	111,181
Papa John's International, Inc.*	500	27,470
Royal Caribbean Cruises Ltd.	4,000	136,000
Six Flags Entertainment Corp.	1,126	68,911
Starbucks Corp.	20,100	1,077,762
Starwood Hotels & Resorts Worldwide, Inc.	5,700	326,952
Texas Roadhouse, Inc.	1,354	22,747
Vail Resorts, Inc.(a)	1,000	54,090
Wendy's Co. (The)(a)	9,400	44,180
Wyndham Worldwide Corp.	4,421	235,241
Wynn Resorts Ltd.	1,864	209,681
Yum! Brands, Inc.	12,800	849,920
		7,825,425
Household Durables — 0.5%
DR Horton, Inc.	8,800	174,064
Garmin Ltd.(a)	3,286	134,135
Harman International Industries, Inc.	1,900	84,816
Jarden Corp.*	2,655	137,263
Kid Brands, Inc.(a)*	100	155
Leggett & Platt, Inc.(a)	4,300	117,046
Lennar Corp., Class A(a)	4,200	162,414
M.D.C. Holdings, Inc.	929	34,150
Meritage Homes Corp.*	700	26,145
Mohawk Industries, Inc.*	1,843	166,736
Newell Rubbermaid, Inc.	8,200	182,614
NVR, Inc.*	100	92,000
PulteGroup, Inc.*	9,847	178,822
Ryland Group, Inc. (The)(a)	1,100	40,150
Standard Pacific Corp.(a)*	2,600	19,110
Tempur-Pedic International, Inc.*	1,800	56,682
Toll Brothers, Inc.*	4,500	145,485
Tupperware Brands Corp.	1,700	108,970
Whirlpool Corp.	2,067	210,317
		2,071,074
Household Products — 1.9%
Central Garden and Pet Co., Class A*	200	2,090
Church & Dwight Co., Inc.	4,100	219,637
Clorox Co. (The)	3,466	253,780
Colgate-Palmolive Co.	13,057	1,364,979
Energizer Holdings, Inc.	1,900	151,962
Kimberly-Clark Corp.	10,929	922,735
Procter & Gamble Co. (The)	74,738	5,073,963
Spectrum Brands Holdings, Inc.*	817	36,708
		8,025,854
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	18,700	200,090
Calpine Corp.*	8,894	161,248
NRG Energy, Inc.	7,048	162,032
		523,370
Industrial Conglomerates — 2.1%
3M Co.	18,377	1,706,304
Carlisle Cos., Inc.	1,635	96,073
Danaher Corp.	16,451	919,611
General Electric Co.	295,028	6,192,638
		8,914,626
Insurance — 3.9%
ACE Ltd.	9,674	771,985
Aflac, Inc.	13,236	703,096
Alleghany Corp.*	127	42,598
Allied World Assurance Co., Holdings Ltd.	1,000	78,800
Allstate Corp.	13,443	540,005
Alterra Capital Holdings Ltd.	2,083	58,720
American Financial Group, Inc.	1,900	75,088
American International Group, Inc.*	15,909	561,588
American National Insurance Co.	189	12,907
Amtrust Financial Services, Inc.(a)	200	5,738
Aon PLC	8,385	466,206
Arch Capital Group Ltd.*	3,938	173,351
Arthur J Gallagher & Co.	3,200	110,880
Aspen Insurance Holdings Ltd.	2,100	67,368
Assurant, Inc.	2,400	83,280
Assured Guaranty Ltd.	4,400	62,612
Axis Capital Holdings Ltd.	3,400	117,776
Berkshire Hathaway, Inc., Class B*	49,185	4,411,894
Brown & Brown, Inc.	3,300	84,018
Chubb Corp. (The)	7,407	557,895
Cincinnati Financial Corp.(a)	4,614	180,684
CNA Financial Corp.	6,891	193,017
CNO Financial Group, Inc.(a)	6,200	57,846
Endurance Specialty Holdings Ltd.	1,200	47,628
Enstar Group Ltd.(a)*	300	33,594
Erie Indemnity Co., Class A	830	57,453
Everest Re Group Ltd.	1,400	153,930
FBL Financial Group, Inc., Class A(a)	90	3,079
Fidelity National Financial, Inc., Class A	6,204	146,104
First American Financial Corp.	3,300	79,497
Genworth Financial, Inc., Class A*	12,500	93,875
Hanover Insurance Group, Inc. (The)	1,100	42,614
Hartford Financial Services Group, Inc.	12,100	271,524
HCC Insurance Holdings, Inc.	2,761	102,737
Kemper Corp.(a)	1,200	35,400
Lincoln National Corp.	8,333	215,825
Loews Corp.	8,959	365,079
Markel Corp.*	211	91,452
Marsh & McLennan Cos., Inc.	15,400	530,838
MBIA, Inc.(a)*	3,900	30,615
Mercury General Corp.	800	31,752
MetLife, Inc.	23,492	773,826
Montpelier Re Holdings Ltd.	1,300	29,718
Old Republic International Corp.	5,500	58,575
OneBeacon Insurance Group Ltd., Class A	300	4,170
PartnerRe Ltd.	1,867	150,275
Platinum Underwriters Holdings Ltd.	1,200	55,200
Primerica, Inc.	800	24,008
Principal Financial Group, Inc.	8,200	233,864
ProAssurance Corp.	1,800	75,942
Progressive Corp. (The)	16,400	346,040
Protective Life Corp.(a)	2,200	62,876
Prudential Financial, Inc.	13,134	700,436
Reinsurance Group of America, Inc.	2,081	111,375
RenaissanceRe Holdings Ltd.	1,400	113,764
RLI Corp.(a)	500	32,330
StanCorp Financial Group, Inc.	1,400	51,338
Torchmark Corp.	2,700	139,509
Travelers Companies, Inc. (The)	10,528	756,121
Unum Group	8,151	169,704

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Validus Holdings Ltd.	1,741	$60,204
Willis Group Holdings PLC	4,700	157,591
WR Berkley Corp.	3,405	128,505
XL Group PLC	8,756	219,425
		16,205,144
Internet & Catalog Retail — 1.0%
Amazon.com, Inc.*	10,049	2,523,706
Expedia, Inc.	2,664	163,703
HSN, Inc.(a)	900	49,572
Liberty Media Corp. - Interactive, Class A*	15,637	307,736
Liberty Ventures, Series A*	781	52,921
NetFlix, Inc.(a)*	1,500	139,170
Priceline.com, Inc.*	1,331	826,817
TripAdvisor, Inc.*	1,964	82,409
		4,146,034
Internet Software & Services — 2.1%
Akamai Technologies, Inc.*	5,154	210,850
AOL, Inc.*	3,127	92,591
CoStar Group, Inc.(a)*	765	68,368
Dealertrack Technologies, Inc.(a)*	900	25,848
eBay, Inc.*	32,708	1,668,762
Equinix, Inc.*	1,371	282,700
Google, Inc., Class A*	7,189	5,099,661
IAC/InterActiveCorp	2,253	106,567
j2 Global, Inc.(a)	1,500	45,870
LinkedIn Corp., Class A*	2,200	252,604
Liquidity Services, Inc.(a)*	250	10,215
Rackspace Hosting, Inc.(a)*	2,900	215,383
VeriSign, Inc.*	4,300	166,926
Yahoo!, Inc.*	33,102	658,730
		8,905,075
IT Services — 3.7%
Accenture PLC, Class A	21,143	1,406,009
Acxiom Corp.*	1,500	26,190
Alliance Data Systems Corp.(a)*	1,500	217,140
Amdocs Ltd.	4,430	150,576
Automatic Data Processing, Inc.	13,651	778,244
Broadridge Financial Solutions, Inc.	3,675	84,084
CACI International, Inc., Class A*	200	11,006
Cardtronics, Inc.*	504	11,965
Cognizant Technology Solutions Corp., Class A*	8,442	625,130
Computer Sciences Corp.	4,600	184,230
Convergys Corp.(a)	3,200	52,512
CoreLogic, Inc.*	2,308	62,131
DST Systems, Inc.	1,100	66,660
Fidelity National Information Services, Inc.	6,698	233,157
Fiserv, Inc.*	3,750	296,362
FleetCor Technologies, Inc.*	230	12,340
Gartner, Inc., Class A*	2,400	110,448
Genpact Ltd.	5,390	83,545
Global Payments, Inc.	2,380	107,814
Heartland Payment Systems, Inc.	1,000	29,500
International Business Machines Corp.	29,394	5,630,421
Jack Henry & Associates, Inc.	2,400	94,224
Lender Processing Services, Inc.	2,639	64,972
Mastercard, Inc., Class A	2,900	1,424,712
MAXIMUS, Inc.	800	50,576
NeuStar, Inc., Class A*	1,900	79,667
Paychex, Inc.(a)	8,962	279,077
SAIC, Inc.	7,300	82,636
Sapient Corp.*	3,176	33,539
Syntel, Inc.	600	32,154
Teradata Corp.*	4,600	284,694
Total System Services, Inc.	4,582	98,146
VeriFone Systems, Inc.(a)*	2,900	86,072
Visa, Inc., Class A	14,863	2,252,934
Western Union Co. (The)	17,126	233,085
WEX, Inc.(a)*	1,100	82,907
		15,358,859
Leisure Equipment & Products — 0.2%
Brunswick Corp.(a)	1,897	55,184
Hasbro, Inc.(a)	3,300	118,470
Mattel, Inc.	9,800	358,876
Polaris Industries, Inc.	1,800	151,470
		684,000
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	9,800	401,212
Bio-Rad Laboratories, Inc., Class A*	600	63,030
Bruker Corp.(a)*	300	4,581
Charles River Laboratories International, Inc.*	1,088	40,767
Covance, Inc.*	1,900	109,763
Illumina, Inc.(a)*	3,620	201,236
Life Technologies Corp.*	4,823	236,713
Mettler-Toledo International, Inc.*	900	173,970
Parexel International Corp.(a)*	1,600	47,344
PerkinElmer, Inc.	2,900	92,046
Techne Corp.	1,000	68,340
Thermo Fisher Scientific, Inc.	10,250	653,745
Waters Corp.*	2,500	217,800
		2,310,547
Machinery — 2.2%
Actuant Corp., Class A(a)	1,500	41,865
AGCO Corp.*	2,600	127,712
Barnes Group, Inc.	1,800	40,428
Caterpillar, Inc.	17,650	1,581,087
Chart Industries, Inc.(a)*	800	53,336
CLARCOR, Inc.	1,300	62,114
CNH Global NV	16	645
Colfax Corp.(a)*	1,300	52,455
Crane Co.	1,500	69,420
Cummins, Inc.	4,900	530,915
Deere & Co.	10,166	878,546
Donaldson Co., Inc.	4,200	137,928
Dover Corp.	5,100	335,121
Flowserve Corp.	1,500	220,200
Gardner Denver, Inc.	1,500	102,750
Graco, Inc.	1,550	79,809
Harsco Corp.(a)	2,000	47,000
IDEX Corp.	2,100	97,713
Illinois Tool Works, Inc.	11,400	693,234
Ingersoll Rand PLC	8,311	398,596
ITT Corp.	2,544	59,682
Joy Global, Inc.	2,900	184,962
Kennametal, Inc.(a)	2,100	84,000
Lincoln Electric Holdings, Inc.	2,243	109,189
Manitowoc Co., Inc. (The)(a)	3,300	51,744
Middleby Corp.(a)*	500	64,105
Mueller Industries, Inc.	1,000	50,030
Nordson Corp.	1,500	94,680
Oshkosh Corp.*	2,600	77,090
PACCAR, Inc.	9,309	420,860
Pall Corp.	3,200	192,832
Parker Hannifin Corp.	4,209	358,017
Pentair Ltd.	5,664	278,386

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Robbins & Myers, Inc.(a)	1,056	$62,779
Sauer-Danfoss, Inc.	526	28,073
Snap-On, Inc.	1,600	126,384
SPX Corp.	1,400	98,210
Stanley Black & Decker, Inc.	4,622	341,889
Terex Corp.(a)*	2,600	73,086
Timken Co.	2,600	124,358
Toro Co. (The)	1,727	74,226
Trinity Industries, Inc.	2,400	85,968
Valmont Industries, Inc.	700	95,585
WABCO Holdings, Inc.*	1,899	123,796
Wabtec Corp.	1,400	122,556
Watts Water Technologies, Inc., Class A	900	38,691
Woodward, Inc.(a)	1,500	57,195
Xylem, Inc.	5,089	137,912
		9,167,159
Marine — 0.0%
Kirby Corp.(a)*	1,600	99,024
Matson, Inc.	1,200	29,664
		128,688
Media — 3.5%
AMC Networks, Inc., Class A*	1,725	85,387
Cablevision Systems Corp., Class A(a)	6,000	89,640
CBS Corp., Class A	1,300	49,374
CBS Corp., Class B	16,452	625,999
Charter Communications, Inc., Class A*	1,152	87,828
Cinemark Holdings, Inc.	2,400	62,352
Clear Channel Outdoor Holdings, Inc., Class A*	231	1,622
Comcast Corp., Class A	60,616	2,265,826
Comcast Corp., Class A Special	14,850	533,857
CTC Media, Inc.	797	6,201
DIRECTV*	16,443	824,781
Discovery Communications, Inc., Class A*	4,020	255,190
Discovery Communications, Inc., Class C*	2,220	129,870
DISH Network Corp., Class A	5,500	200,200
DreamWorks Animation SKG, Inc., Class A(a)*	2,400	39,768
Gannett Co., Inc.(a)	6,000	108,060
Interpublic Group of Cos., Inc. (The)	12,095	133,287
John Wiley & Sons, Inc., Class A	1,300	50,609
Lamar Advertising Co., Class A(a)*	1,800	69,750
Liberty Global, Inc., Series A*	3,952	248,936
Liberty Global, Inc., Series C*	2,973	174,664
Liberty Media Corp. - Liberty Capital, Class A*	3,257	377,844
Lions Gate Entertainment Corp.*	1,900	31,160
Live Nation Entertainment, Inc.*	4,494	41,839
Madison Square Garden Co. (The), Class A*	1,825	80,939
McGraw-Hill Companies, Inc. (The)	7,086	387,392
Meredith Corp.(a)	900	31,005
Morningstar, Inc.(a)	700	43,981
New York Times Co. (The), Class A(a)*	700	5,971
News Corp., Class A	42,444	1,084,020
News Corp., Class B	12,500	328,000
Omnicom Group, Inc.	7,300	364,708
Regal Entertainment Group, Class A(a)	2,586	36,075
Scripps Networks Interactive, Inc., Class A	2,435	141,035
Sirius XM Radio, Inc.(a)	97,412	281,521
Time Warner Cable, Inc.	8,771	852,453
Time Warner, Inc.	27,300	1,305,759
Viacom, Inc., Class A	294	15,955
Viacom, Inc., Class B	12,439	656,033
Virgin Media, Inc.(a)	7,000	257,250
Walt Disney Co. (The)	46,092	2,294,921
Washington Post Co. (The), Class B(a)	100	36,521
		14,697,583
Metals & Mining — 0.8%
Alcoa, Inc.	30,700	266,476
Allegheny Technologies, Inc.	2,400	72,864
Allied Nevada Gold Corp.(a)*	2,115	63,725
Carpenter Technology Corp.	1,300	67,119
Cliffs Natural Resources, Inc.(a)	4,187	161,451
Coeur d'Alene Mines Corp.*	2,464	60,614
Commercial Metals Co.	3,500	52,010
Compass Minerals International, Inc.(a)	1,000	74,710
Freeport-McMoRan Copper & Gold, Inc.	26,333	900,589
Hecla Mining Co.(a)	5,900	34,397
Newmont Mining Corp.	13,200	613,008
Nucor Corp.	8,694	375,407
Reliance Steel & Aluminum Co.	2,000	124,200
Royal Gold, Inc.(a)	1,500	121,965
Southern Copper Corp.	4,604	174,307
Steel Dynamics, Inc.	5,800	79,634
United States Steel Corp.(a)	3,923	93,642
Walter Energy, Inc.(a)	1,775	63,687
Worthington Industries, Inc.(a)	1,900	49,381
		3,449,186
Multi-Utilities — 1.1%
Alliant Energy Corp.	3,200	140,512
Ameren Corp.	7,000	215,040
Avista Corp.	1,300	31,343
Black Hills Corp.	1,000	36,340
Centerpoint Energy, Inc.	11,350	218,488
CMS Energy Corp.	7,278	177,438
Consolidated Edison, Inc.	8,198	455,317
Dominion Resources, Inc.	15,993	828,437
DTE Energy Co.	4,900	294,245
Integrys Energy Group, Inc.(a)	2,277	118,905
MDU Resources Group, Inc.	5,425	115,227
NiSource, Inc.	7,800	194,142
NorthWestern Corp.	1,000	34,730
PG&E Corp.	11,858	476,454
Public Service Enterprise Group, Inc.	14,121	432,103
SCANA Corp.(a)	3,400	155,176
Sempra Energy	6,500	461,110
TECO Energy, Inc.(a)	5,800	97,208
Vectren Corp.	1,900	55,860
Wisconsin Energy Corp.	6,553	241,478
		4,779,553
Multiline Retail — 0.7%
Big Lots, Inc.*	1,700	48,382
Dillard's, Inc., Class A	1,096	91,812
Dollar General Corp.*	6,600	290,994
Dollar Tree, Inc.*	6,616	268,345
Family Dollar Stores, Inc.	2,662	168,797
J.C. Penney Co., Inc.(a)	4,700	92,637
Kohl's Corp.	6,410	275,502
Macy's, Inc.	11,300	440,926
Nordstrom, Inc.	4,600	246,100
Saks, Inc.(a)*	3,600	37,836
Sears Canada, Inc.	509	5,128
Sears Holdings Corp.(a)*	1,189	49,177
Target Corp.	17,600	1,041,392
		3,057,028

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Office Electronics — 0.1%
Xerox Corp.	38,122	$259,992
Zebra Technologies Corp., Class A*	1,575	61,866
		321,858
Oil, Gas & Consumable Fuels — 8.3%
Alpha Natural Resources, Inc.(a)*	3,688	35,921
Anadarko Petroleum Corp.	13,700	1,018,047
Apache Corp.	10,875	853,688
Berry Petroleum Co., Class A(a)	1,600	53,680
Cabot Oil & Gas Corp.	6,000	298,440
Cheniere Energy, Inc.(a)*	5,300	99,534
Chesapeake Energy Corp.(a)	18,800	312,456
Chevron Corp.	53,138	5,746,343
Cimarex Energy Co.	2,410	139,129
Cobalt International Energy, Inc.*	4,964	121,916
Concho Resources, Inc.*	2,800	225,568
ConocoPhillips	31,480	1,825,525
Consol Energy, Inc.	6,000	192,600
Continental Resources, Inc.*	1,100	80,839
CVR Energy, Inc.(b)*	1,522	—
Denbury Resources, Inc.*	11,108	179,950
Devon Energy Corp.	10,849	564,582
Energen Corp.	2,100	94,689
Energy XXI Bermuda Ltd.	1,891	60,871
EOG Resources, Inc.	7,400	893,846
EQT Corp.	4,277	252,257
EXCO Resources, Inc.(a)	3,600	24,372
Exxon Mobil Corp.	129,601	11,216,967
Gulfport Energy Corp.*	229	8,752
Hess Corp.	7,800	413,088
HollyFrontier Corp.	5,894	274,366
Kinder Morgan, Inc.	23,350	824,956
Kodiak Oil & Gas Corp.(a)*	6,200	54,870
Marathon Oil Corp.	19,643	602,254
Marathon Petroleum Corp.	9,901	623,763
McMoRan Exploration Co.*	2,587	41,521
Murphy Oil Corp.	5,221	310,911
Newfield Exploration Co.*	3,900	104,442
Noble Energy, Inc.	4,959	504,529
Oasis Petroleum, Inc.*	1,558	49,544
Occidental Petroleum Corp.	21,783	1,668,796
Peabody Energy Corp.	7,900	210,219
Phillips 66	17,090	907,479
Pioneer Natural Resources Co.	3,002	319,983
Plains Exploration & Production Co.*	3,717	174,476
QEP Resources, Inc.	5,200	157,404
Range Resources Corp.	4,700	295,301
Rosetta Resources, Inc.*	1,400	63,504
SandRidge Energy, Inc.(a)*	10,354	65,748
Ship Finance International Ltd.(a)	1,200	19,956
SM Energy Co.	1,900	99,199
Southwestern Energy Co.*	10,000	334,100
Spectra Energy Corp.	17,724	485,283
Targa Resources Corp.	700	36,988
Teekay Corp.(a)	1,000	32,100
Tesoro Corp.	3,900	171,795
Ultra Petroleum Corp.(a)*	4,500	81,585
Valero Energy Corp.	15,918	543,122
Western Refining, Inc.(a)	2,000	56,380
Whiting Petroleum Corp.*	3,200	138,784
Williams Companies, Inc. (The)	17,500	572,950
World Fuel Services Corp.(a)	2,000	82,340
WPX Energy, Inc.*	5,633	83,819
		34,705,527
Paper & Forest Products — 0.2%
Buckeye Technologies, Inc.	300	8,613
Domtar Corp.	1,000	83,520
International Paper Co.	11,845	471,905
Louisiana-Pacific Corp.*	2,900	56,028
MeadWestvaco Corp.	5,340	170,186
		790,252
Personal Products — 0.2%
Avon Products, Inc.	12,500	179,500
Estee Lauder Companies, Inc. (The), Class A	6,600	395,076
Herbalife Ltd.(a)	3,200	105,408
Nu Skin Enterprises, Inc., Class A	1,488	55,130
		735,114
Pharmaceuticals — 4.6%
Allergan, Inc.	8,100	743,013
Bristol-Myers Squibb Co.	44,500	1,450,255
Eli Lilly & Co.	29,300	1,445,076
Endo Health Solutions, Inc.*	3,209	84,300
Forest Laboratories, Inc.*	7,847	277,156
Hospira, Inc.*	4,720	147,453
Impax Laboratories, Inc.*	1,700	34,833
Jazz Pharmaceuticals PLC*	1,100	58,520
Johnson & Johnson	76,095	5,334,260
Medicines Co. (The)*	1,632	39,119
Merck & Co., Inc.	85,189	3,487,638
Mylan, Inc.*	11,825	324,951
Perrigo Co.(a)	2,300	239,269
Pfizer, Inc.	199,631	5,006,745
Questcor Pharmaceuticals, Inc.(a)	1,600	42,752
Salix Pharmaceuticals Ltd.*	1,600	64,768
Viropharma, Inc.*	1,800	40,968
Warner Chilcott PLC, Class A	2,400	28,896
Watson Pharmaceuticals, Inc.*	3,600	309,600
		19,159,572
Professional Services — 0.2%
Advisory Board Co. (The)(a)*	1,000	46,790
Corporate Executive Board Co. (The)	1,000	47,460
Dun & Bradstreet Corp.(a)	1,200	94,380
Equifax, Inc.	3,389	183,413
IHS, Inc., Class A*	1,300	124,800
Manpower, Inc.	2,400	101,856
Nielsen Holdings NV*	900	27,531
Robert Half International, Inc.	3,700	117,734
Towers Watson & Co., Class A	1,500	84,315
Verisk Analytics, Inc., Class A*	3,957	201,807
		1,030,086
Real Estate Investment Trusts (REITs) — 0.0%
Ryman Hospitality Properties	1,358	52,229

Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.*	1,200	35,244
Altisource Asset Management Corp.(a)*	40	3,280
Altisource Portfolio Solutions SA*	400	34,662
Altisource Residential Corp., Class B*	133	2,107
CBRE Group, Inc.*	8,400	167,160
Forest City Enterprises, Inc., Class A(a)*	3,000	48,450
Howard Hughes Corp. (The)*	233	17,013
Jones Lang LaSalle, Inc.	1,100	92,334
St. Joe Co. (The)*	2,400	55,392
		455,642

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail — 0.9%
AMERCO, Inc.	300	$38,043
Avis Budget Group, Inc.*	2,328	46,141
Con-way, Inc.	1,500	41,730
CSX Corp.	29,409	580,240
Genesee & Wyoming, Inc., Class A*	1,300	98,904
Hertz Global Holdings, Inc.*	7,400	120,398
JB Hunt Transport Services, Inc.	2,500	149,275
Kansas City Southern	2,900	242,092
Landstar System, Inc.	1,200	62,952
Norfolk Southern Corp.	8,804	544,439
Old Dominion Freight Line, Inc.*	2,137	73,256
Ryder System, Inc.	1,600	79,888
Union Pacific Corp.	13,300	1,672,076
Werner Enterprises, Inc.(a)	1,200	26,004
		3,775,438
Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc.(a)*	6,000	14,400
Altera Corp.	9,023	310,752
Analog Devices, Inc.	8,100	340,686
Applied Materials, Inc.	34,500	394,680
Atmel Corp.*	12,900	84,495
Avago Technologies Ltd.	6,400	202,624
Broadcom Corp., Class A*	13,802	458,364
Cirrus Logic, Inc.(a)*	577	16,716
Cree, Inc.(a)*	2,900	98,542
Cymer, Inc.(a)*	700	63,301
Cypress Semiconductor Corp.(a)*	1,844	19,989
Fairchild Semiconductor International, Inc.*	3,875	55,800
First Solar, Inc.(a)*	1,600	49,408
Hittite Microwave Corp.*	800	49,680
Intel Corp.	134,522	2,775,189
Kla-Tencor Corp.	4,900	234,024
Lam Research Corp.*	4,962	179,277
Linear Technology Corp.	6,200	212,660
LSI Corp.*	14,994	106,158
Marvell Technology Group Ltd.	14,700	106,722
Maxim Integrated Products, Inc.	8,300	244,020
Microchip Technology, Inc.(a)	5,350	174,356
Micron Technology, Inc.*	27,301	173,361
Microsemi Corp.*	2,900	61,016
MKS Instruments, Inc.	1,300	33,514
Nvidia Corp.	16,500	202,785
ON Semiconductor Corp.*	11,830	83,402
Semtech Corp.*	1,800	52,110
Silicon Laboratories, Inc.*	1,400	58,534
Skyworks Solutions, Inc.*	5,200	105,560
Teradyne, Inc.(a)*	4,800	81,072
Texas Instruments, Inc.	31,523	975,322
Xilinx, Inc.	7,367	264,475
		8,282,994
Software — 3.5%
ACI Worldwide, Inc.*	584	25,515
Activision Blizzard, Inc.	13,438	142,712
Adobe Systems, Inc.*	14,008	527,821
ANSYS, Inc.*	2,600	175,084
Aspen Technology, Inc.*	1,715	47,403
Autodesk, Inc.*	6,300	222,705
BMC Software, Inc.*	4,500	178,470
CA, Inc.	9,376	206,084
Cadence Design Systems, Inc.*	7,100	95,921
Citrix Systems, Inc.*	5,079	333,944
Commvault Systems, Inc.	1,260	87,835
Compuware Corp.*	5,600	60,872
Concur Technologies, Inc.(a)*	1,400	94,528
Electronic Arts, Inc.*	9,400	136,582
Factset Research Systems, Inc.(a)	1,250	110,075
Fair Isaac Corp.	950	39,929
Fortinet, Inc.*	2,600	54,782
Informatica Corp.*	3,000	90,960
Intuit, Inc.	7,847	466,896
Mentor Graphics Corp.*	3,300	56,166
Micros Systems, Inc.(a)*	2,300	97,612
Microsoft Corp.	207,059	5,534,687
NetSuite, Inc.(a)*	788	53,032
Nuance Communications, Inc.(a)*	6,700	149,544
Oracle Corp.	104,058	3,467,213
Parametric Technology Corp.*	3,480	78,335
Progress Software Corp.*	1,950	40,931
Red Hat, Inc.*	5,400	285,984
Rovi Corp.*	3,151	48,620
Salesforce.com, Inc.*	3,700	621,970
Solarwinds, Inc.*	1,750	91,787
Solera Holdings, Inc.	1,984	106,084
SS&C Technologies Holdings, Inc.(a)*	995	23,004
Symantec Corp.*	20,392	383,574
Synopsys, Inc.*	4,200	133,728
TIBCO Software, Inc.*	4,600	101,246
Tyler Technologies, Inc.*	700	33,908
Ultimate Software Group, Inc.*	700	66,087
VMware, Inc.*	2,247	211,533
		14,683,163
Specialty Retail — 2.4%
Aaron's, Inc.	2,250	63,630
Abercrombie & Fitch Co., Class A	2,500	119,925
Advance Auto Parts, Inc.	2,100	151,935
American Eagle Outfitters, Inc.	5,750	117,932
Ann, Inc.*	1,550	52,452
Ascena Retail Group, Inc.*	4,000	73,960
AutoNation, Inc.*	961	38,152
AutoZone, Inc.*	760	269,367
Bed Bath & Beyond, Inc.*	6,421	358,998
Best Buy Co., Inc.(a)	8,309	98,462
Buckle, Inc. (The)(a)	900	40,176
Cabela's, Inc.(a)*	1,100	45,925
Carmax, Inc.*	6,346	238,229
Chico's FAS, Inc.	5,400	99,684
Children's Place Retail Stores, Inc. (The)*	700	31,003
Dick's Sporting Goods, Inc.(a)	2,800	127,372
DSW, Inc., Class A	700	45,983
Express, Inc.*	200	3,018
Foot Locker, Inc.	4,100	131,692
GameStop Corp., Class A(a)	3,288	82,496
Gap, Inc. (The)	10,016	310,897
Genesco, Inc.*	700	38,500
GNC Holdings, Inc., Class A	2,114	70,354
Group 1 Automotive, Inc.(a)	500	30,995
Guess?, Inc.	1,900	46,626
Hibbett Sports, Inc.(a)*	700	36,890
Home Depot, Inc. (The)	43,721	2,704,144
Jos. A. Bank Clothiers, Inc.(a)*	750	31,935
Lowe's Cos., Inc.	32,470	1,153,334
Ltd. Brands, Inc.	6,978	328,385
Men's Wearhouse, Inc. (The)(a)	1,750	54,530
O'Reilly Automotive, Inc.*	3,300	295,086
Office Depot, Inc.(a)*	1,500	4,920
Penske Auto Group, Inc.	1,000	30,090
PetSmart, Inc.	3,057	208,915

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Pier 1 Imports, Inc.(a)	3,200	$64,000
Rent-A-Center, Inc.(a)	1,700	58,412
Ross Stores, Inc.	6,400	346,560
Sally Beauty Holdings, Inc.*	4,602	108,469
Select Comfort Corp.*	1,400	36,638
Signet Jewelers Ltd.(a)	2,400	128,160
Staples, Inc.(a)	19,850	226,290
Tiffany & Co.	3,406	195,300
TJX Cos., Inc.	19,983	848,278
Tractor Supply Co.	2,100	185,556
Ulta Salon Cosmetics & Fragrance, Inc.	1,600	157,216
Urban Outfitters, Inc.*	3,100	122,016
Vitamin Shoppe, Inc.(a)*	600	34,416
Williams-Sonoma, Inc.	2,400	105,048
		10,152,351
Textiles, Apparel & Luxury Goods — 0.7%
Carter's, Inc.(a)*	1,400	77,910
Coach, Inc.	7,810	433,533
Columbia Sportswear Co.(a)	400	21,344
Fossil, Inc.*	1,369	127,454
Hanesbrands, Inc.(a)*	2,601	93,168
Iconix Brand Group, Inc.(a)*	1,472	32,855
Lululemon Athletica, Inc.(a)*	1,800	137,214
NIKE, Inc., Class B	19,676	1,015,281
PVH Corp.	1,700	188,717
Ralph Lauren Corp.	1,600	239,872
Steven Madden Ltd.*	1,096	46,328
Under Armour, Inc., Class A(a)*	2,200	106,766
VF Corp.	2,500	377,425
Warnaco Group, Inc. (The)*	1,000	71,570
Wolverine World Wide, Inc.(a)	1,600	65,568
		3,035,005
Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	3,239	37,864
Hudson City Bancorp, Inc.	13,407	108,999
New York Community Bancorp, Inc.(a)	10,665	139,711
Northwest Bancshares, Inc.(a)	1,875	22,763
Ocwen Financial Corp.*	3,000	103,770
People's United Financial, Inc.(a)	9,310	112,558
TFS Financial Corp.(a)*	2,631	25,310
Washington Federal, Inc.	2,947	49,716
		600,691
Tobacco — 1.6%
Altria Group, Inc.	54,222	1,703,655
Lorillard, Inc.	3,700	431,679
Philip Morris International, Inc.	47,031	3,933,673
Reynolds American, Inc.	9,667	400,504
Vector Group Ltd.(a)	2,024	30,097
		6,499,608
Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.	964	40,498
Beacon Roofing Supply, Inc.(a)*	1,100	36,608
Fastenal Co.	7,580	353,910
GATX Corp.	1,100	47,630
MSC Industrial Direct Co., Class A	1,400	105,532
Textainer Group Holdings Ltd.(a)	621	19,537
United Rentals, Inc.(a)*	1,657	75,426
Watsco, Inc.(a)	800	59,920
WESCO International, Inc.(a)*	1,100	74,173
WW Grainger, Inc.	1,700	344,029
		1,157,263
Water Utilities — 0.1%
American Water Works Co., Inc.	4,900	181,937
Aqua America, Inc.(a)	4,034	102,544
		284,481
Wireless Telecommunication Services — 0.3%
Crown Castle International Corp.*	8,103	584,712
MetroPCS Communications, Inc.*	8,400	83,496
SBA Communications Corp., Class A(a)*	3,478	247,008
Sprint Nextel Corp.*	85,067	482,330
Telephone & Data Systems, Inc.	2,213	48,996
United States Cellular Corp.*	230	8,105
		1,454,647
TOTAL COMMON STOCKS
(Identified Cost $245,637,025)		397,977,301

MUTUAL FUNDS — 4.5%
Other — 4.5%
DFA U.S. Micro Cap Portfolio	1,290,773	18,845,290
TOTAL MUTUAL FUNDS
(Identified Cost $14,944,692)		18,845,290

SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	169	169
		170
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $170)		170

COLLATERAL FOR SECURITIES ON LOAN — 4.5%
Short-Term — 4.5%
State Street Navigator Securities Lending Prime Portfolio	18,820,469	18,820,469

TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $18,820,469)		18,820,469

Total Investments — 104.4%
(Identified Cost $279,402,356)#		435,643,230
Liabilities, Less Cash and Other Assets — (4.4%)		(18,302,116)

Net Assets — 100.0%		$417,341,114

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of December 31, 2012, the market value of the securities on loan was $18,833,880.
(b)	Contingent value rights based on future performance.
#	At December 31, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $279,402,356. Net unrealized appreciation aggregated $156,240,874 of which $166,698,606 related to appreciated investment securities and $10,457,732, related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.1%
Engility Holdings, Inc.(a)*	1,877	$36,151
General Dynamics Corp.	3,286	227,621
L-3 Communications Holdings, Inc.	11,264	863,048
Northrop Grumman Corp.	38,682	2,614,129
Triumph Group, Inc.	259	16,913
		3,757,862
Air Freight & Logistics — 0.3%
FedEx Corp.	9,642	884,364

Airlines — 0.4%
Southwest Airlines Co.	117,519	1,203,395

Auto Components — 0.0%
Autoliv, Inc.(a)	250	16,848
Lear Corp.	229	10,726
TRW Automotive Holdings Corp.*	410	21,980
		49,554
Automobiles — 0.3%
General Motors Co.*	38,279	1,103,584

Beverages — 0.6%
Beam, Inc.	421	25,719
Constellation Brands, Inc., Class A*	29,029	1,027,336
Molson Coors Brewing Co., Class B	24,745	1,058,839
		2,111,894
Building Products — 0.4%
Fortune Brands Home & Security, Inc.*	24,799	724,627
Owens Corning*	18,618	688,680
		1,413,307
Capital Markets — 2.0%
American Capital Ltd.*	16,790	201,480
Bank of New York Mellon Corp. (The)	31,981	821,912
E*Trade Financial Corp.*	1,787	15,994
Goldman Sachs Group, Inc. (The)	24,309	3,100,856
Legg Mason, Inc.	20,777	534,384
Morgan Stanley	110,473	2,112,244
		6,786,870
Chemicals — 0.4%
Ashland, Inc.	12,433	999,738
Cytec Industries, Inc.	2,388	164,366
Dow Chemical Co. (The)	4,227	136,617
Huntsman Corp.	10,426	165,773
		1,466,494
Commercial Banks — 1.6%
CIT Group, Inc.*	3,306	127,744
First Niagara Financial Group, Inc.	900	7,137
KeyCorp	126,159	1,062,259
Regions Financial Corp.	184,756	1,315,463
SunTrust Banks, Inc.	81,987	2,324,331
Zions Bancorporation(a)	24,798	530,677
		5,367,611
Commercial Services & Supplies — 1.1%
ADT Corp. (The)	23,196	1,078,382
Republic Services, Inc.	38,907	1,141,142
Tyco International Ltd.	46,392	1,356,966
		3,576,490
Communications Equipment — 0.0%
Brocade Communications Systems, Inc.*	547	2,916
Juniper Networks, Inc.*	2,927	57,574
		60,490
Computers & Peripherals — 0.5%
Hewlett-Packard Co.	30,700	437,475
Western Digital Corp.	26,973	1,146,083
		1,583,558
Construction & Engineering — 0.3%
Jacobs Engineering Group, Inc.*	589	25,074
Quanta Services, Inc.*	16,240	443,190
URS Corp.	12,060	473,475
		941,739
Construction Materials — 0.3%
Vulcan Materials Co.	19,042	991,136

Consumer Finance — 0.3%
Capital One Financial Corp.	19,126	1,107,969

Containers & Packaging — 0.1%
Rock-Tenn Co., Class A	2,450	171,279
Sealed Air Corp.	7,770	136,053
		307,332
Diversified Consumer Services — 0.0%
Service Corp. International	6,894	95,206

Diversified Financial Services — 9.6%
Bank of America Corp.	977,429	11,338,177
Citigroup, Inc.	306,947	12,142,824
CME Group, Inc.	50,465	2,559,080
JPMorgan Chase & Co.	115,791	5,091,330
NASDAQ OMX Group, Inc. (The)	26,025	650,885
NYSE Euronext	3,108	98,026
		31,880,322
Diversified Telecommunication Services — 5.2%
AT&T, Inc.	419,977	14,157,424
CenturyLink, Inc.	72,865	2,850,479
Frontier Communications Corp.(a)	41,385	177,128
		17,185,031
Electronic Equipment, Instruments & Components — 0.8%
Arrow Electronics, Inc.*	16,754	637,992
Avnet, Inc.*	21,600	661,176
Corning, Inc.	79,044	997,535
Ingram Micro, Inc., Class A*	23,253	393,441
		2,690,144
Energy Equipment & Services — 2.5%
Baker Hughes, Inc.	6,770	276,487
Helmerich & Payne, Inc.(a)	16,667	933,519
Nabors Industries Ltd.*	45,962	664,151
National Oilwell Varco, Inc.	50,996	3,485,577
Noble Corp.	16,914	588,945
Patterson-UTI Energy, Inc.(a)	23,910	445,443
Rowan Companies PLC, Class A*	19,250	601,947
Tidewater, Inc.	7,774	347,342
Transocean Ltd.	16,787	749,540
Weatherford International Ltd.(a)*	35,367	395,757
		8,488,708
Food & Staples Retailing — 2.7%
CVS Caremark Corp.	171,916	8,312,139
Safeway, Inc.(a)	38,038	688,107
Walgreen Co.	1,146	42,413
		9,042,659
Food Products — 4.5%
Archer-Daniels-Midland Co.	99,142	2,715,499
Bunge Ltd.	16,022	1,164,639
J.M. Smucker Co. (The)	17,926	1,545,938
Kraft Foods Group, Inc.	49,415	2,246,900
Mondelez International, Inc., Class A	214,553	5,464,665
Ralcorp Holdings, Inc.*	5,381	482,407
Smithfield Foods, Inc.*	23,763	512,568

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Tyson Foods, Inc., Class A	45,507	$882,836
		15,015,452
Gas Utilities — 0.0%
UGI Corp.	86	2,813

Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp.*	178,629	1,023,544
CareFusion Corp.*	29,859	853,370
Hologic, Inc.*	39,197	785,116
Teleflex, Inc.	2,591	184,764
		2,846,794
Health Care Providers & Services — 2.8%
Aetna, Inc.	52,665	2,438,389
CIGNA Corp.	8,530	456,014
Coventry Health Care, Inc.	22,712	1,018,179
Humana, Inc.	23,386	1,604,981
Omnicare, Inc.(a)	17,426	629,079
Universal Health Services, Inc., Class B	537	25,964
WellPoint, Inc.	52,818	3,217,673
		9,390,279
Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	90,764	3,337,392
Hyatt Hotels Corp., Class A(a)*	457	17,626
MGM Resorts International*	77,590	903,148
Penn National Gaming, Inc.(a)*	6,557	322,014
Royal Caribbean Cruises Ltd.	34,910	1,186,940
Wyndham Worldwide Corp.	11,455	609,521
		6,376,641
Household Durables — 1.2%
DR Horton, Inc.(a)	42,255	835,804
Lennar Corp., Class A(a)	25,133	971,893
Mohawk Industries, Inc.*	11,468	1,037,510
Toll Brothers, Inc.(a)*	19,799	640,102
Whirlpool Corp.	5,467	556,267
		4,041,576
Household Products — 0.0%
Energizer Holdings, Inc.	290	23,194

Independent Power Producers & Energy Traders — 0.2%
NRG Energy, Inc.	27,286	627,305

Industrial Conglomerates — 4.0%
General Electric Co.	630,576	13,235,790

Insurance — 7.7%
Allied World Assurance Co., Holdings Ltd.	5,578	439,546
Allstate Corp.	42,929	1,724,458
Alterra Capital Holdings Ltd.	1,399	39,438
American Financial Group, Inc.	14,278	564,267
American International Group, Inc.*	32,264	1,138,919
American National Insurance Co.	2,679	182,949
Assurant, Inc.	13,249	459,740
Assured Guaranty Ltd.	602	8,566
Axis Capital Holdings Ltd.	19,277	667,755
CNA Financial Corp.	25,969	727,392
Everest Re Group Ltd.	7,352	808,352
Genworth Financial, Inc., Class A*	74,443	559,067
Hartford Financial Services Group, Inc.	69,673	1,563,462
Lincoln National Corp.	45,189	1,170,395
Loews Corp.	64,227	2,617,250
MetLife, Inc.	149,973	4,940,111
Old Republic International Corp.(a)	41,075	437,449
PartnerRe Ltd.	5,112	411,465
Principal Financial Group, Inc.	15,417	439,693
Prudential Financial, Inc.	72,188	3,849,786
Reinsurance Group of America, Inc.	11,742	628,432
Unum Group	43,328	902,089
Validus Holdings Ltd.	10,899	376,887
XL Group PLC	44,242	1,108,705
		25,766,173
Internet & Catalog Retail — 0.6%
Liberty Media Corp. - Interactive, Class A*	84,056	1,654,222
Liberty Ventures, Series A*	3,237	219,339
		1,873,561
Internet Software & Services — 0.6%
AOL, Inc.*	400	11,844
IAC/InterActiveCorp	7,650	361,845
Yahoo!, Inc.*	80,584	1,603,622
		1,977,311
IT Services — 0.8%
Computer Sciences Corp.	24,561	983,668
Fidelity National Information Services, Inc.	44,793	1,559,244
SAIC, Inc.	796	9,011
		2,551,923
Life Sciences Tools & Services — 1.3%
Life Technologies Corp.(a)*	3,009	147,682
PerkinElmer, Inc.	11,180	354,853
Thermo Fisher Scientific, Inc.	58,298	3,718,246
		4,220,781
Machinery — 1.0%
AGCO Corp.*	8,547	419,829
Ingersoll Rand PLC	19,481	934,309
Pentair Ltd.	11,131	547,089
SPX Corp.	2,450	171,867
Stanley Black & Decker, Inc.(a)	16,682	1,233,967
		3,307,061
Media — 11.5%
CBS Corp., Class A(a)	7,504	285,002
CBS Corp., Class B	14,951	568,886
Comcast Corp., Class A	317,237	11,858,319
Comcast Corp., Class A Special	122,831	4,415,774
Gannett Co., Inc.(a)	9,792	176,354
Madison Square Garden Co. (The), Class A*	2,100	93,135
News Corp., Class A	223,971	5,720,219
News Corp., Class B	91,818	2,409,304
Time Warner Cable, Inc.	57,900	5,627,301
Time Warner, Inc.	144,891	6,930,137
Washington Post Co. (The), Class B(a)	1,026	374,705
		38,459,136
Metals & Mining — 1.1%
Alcoa, Inc.(a)	169,185	1,468,526
Cliffs Natural Resources, Inc.(a)	4,534	174,831
Freeport-McMoRan Copper & Gold, Inc.	13,856	473,875
Nucor Corp.	8,898	384,215
Reliance Steel & Aluminum Co.	12,193	757,185
Steel Dynamics, Inc.	28,316	388,779
United States Steel Corp.(a)	3,441	82,137
		3,729,548
Multiline Retail — 0.5%
Dillard's, Inc., Class A	3,115	260,944
J.C. Penney Co., Inc.(a)	34,744	684,804
Sears Canada, Inc.	5,740	57,806
Sears Holdings Corp.(a)*	16,919	699,770
		1,703,324

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Office Electronics — 0.3%
Xerox Corp.	150,729	$1,027,972

Oil, Gas & Consumable Fuels — 16.8%
Anadarko Petroleum Corp.	73,010	5,425,373
Apache Corp.	37,480	2,942,180
Chesapeake Energy Corp.(a)	105,066	1,746,197
Chevron Corp.	94,207	10,187,545
Cimarex Energy Co.	110	6,350
ConocoPhillips	156,461	9,073,173
Denbury Resources, Inc.*	33,941	549,844
Devon Energy Corp.	37,517	1,952,385
EOG Resources, Inc.	3,903	471,443
Hess Corp.	47,336	2,506,915
HollyFrontier Corp.	7,268	338,325
Marathon Oil Corp.	111,878	3,430,180
Marathon Petroleum Corp.	57,539	3,624,957
Murphy Oil Corp.	20,268	1,206,959
Newfield Exploration Co.*	352	9,427
Noble Energy, Inc.	1,840	187,202
Occidental Petroleum Corp.	9,059	694,010
Phillips 66	85,280	4,528,368
Pioneer Natural Resources Co.(a)	17,531	1,868,629
Plains Exploration & Production Co.*	21,222	996,161
QEP Resources, Inc.	13,345	403,953
Tesoro Corp.	13,360	588,508
Valero Energy Corp.	90,851	3,099,836
Whiting Petroleum Corp.*	2,284	99,057
		55,936,977
Paper & Forest Products — 1.2%
Domtar Corp.	5,454	455,518
International Paper Co.	69,379	2,764,060
MeadWestvaco Corp.	27,613	880,026
		4,099,604
Pharmaceuticals — 4.1%
Endo Health Solutions, Inc.*	5,935	155,913
Forest Laboratories, Inc.*	8,945	315,937
Pfizer, Inc.	530,855	13,313,843
		13,785,693
Road & Rail — 4.4%
CSX Corp.	162,270	3,201,587
Hertz Global Holdings, Inc.*	27,003	439,339
Norfolk Southern Corp.	49,802	3,079,756
Union Pacific Corp.	63,289	7,956,693
		14,677,375
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc.	9,353	106,998
Micron Technology, Inc.*	108,402	688,353
		795,351
Software — 0.3%
Activision Blizzard, Inc.	85,074	903,486

Specialty Retail — 0.3%
Best Buy Co., Inc.(a)	6,172	73,138
GameStop Corp., Class A(a)	18,743	470,262
Orchard Supply Hardware Stores Corp., Class A(a)*	854	6,328
Staples, Inc.(a)	29,722	338,831
		888,559
Thrifts & Mortgage Finance — 0.0%
Hudson City Bancorp, Inc.	1,286	10,455
People's United Financial, Inc.(a)	1,175	14,206
		24,661
Wireless Telecommunication Services — 1.1%
MetroPCS Communications, Inc.*	48,793	485,002
Sprint Nextel Corp.*	464,664	2,634,645
Telephone & Data Systems, Inc.	16,175	358,115
United States Cellular Corp.(a)*	6,900	243,156
		3,720,918

TOTAL COMMON STOCKS
(Identified Cost $270,705,336)		333,104,977

SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	51	51
		52
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $52)		52

COLLATERAL FOR SECURITIES ON LOAN — 3.9%
Short-Term — 3.9%
State Street Navigator Securities Lending
Prime Portfolio	12,865,208	12,865,208

TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $12,865,208)		12,865,208

Total Investments — 103.7%
(Identified Cost $283,570,596)#		345,970,237
Liabilities, Less Cash and Other Assets — (3.7%)		(12,291,302)

Net Assets — 100.0%		$333,678,935

†	See Note 1.
(a)	A portion or all of the security was held on loan. As of December 31, 2012, the market value of the securities on loan was $14,793,186.
*	Non-income producing security.
#	At December 31, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $283,570,596 Net unrealized appreciation aggregated $62,399,641 of which $91,056,594 related to appreciated investment securities and $28,656,953 related to depreciated investment securities.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 2.1%
AAR Corp.	9,000	$168,120
Aerovironment, Inc.*	7,512	163,311
Alliant Techsystems, Inc.	5,515	341,709
Allied Defense Group, Inc. (The)(a) (b)*	1,000	3,150
American Science & Engineering, Inc.	2,000	130,420
Astronics Corp.*	2,340	53,539
CPI Aerostructures, Inc.(a)*	1,342	13,433
Cubic Corp.	6,700	321,399
Curtiss-Wright Corp.	10,953	359,587
DigitalGlobe, Inc.*	9,173	224,188
Ducommun, Inc.*	2,055	33,229
Engility Holdings, Inc.(a)*	229	4,411
Esterline Technologies Corp.*	7,325	465,943
Exelis, Inc.	28,022	315,808
GenCorp, Inc.(a)*	11,383	104,155
GeoEye, Inc.*	4,700	144,431
HEICO Corp.(a)	4,568	204,464
HEICO Corp., Class A	6,093	194,854
Hexcel Corp.*	12,159	327,807
Huntington Ingalls Industries, Inc.	9,951	431,276
Innovative Solutions & Support, Inc.	4,950	17,028
Kratos Defense & Security Solutions, Inc.(a)*	905	4,552
LMI Aerospace, Inc.*	2,400	46,416
Moog, Inc., Class A*	9,505	389,990
National Presto Industries, Inc.(a)	1,000	69,100
Orbital Sciences Corp.*	13,200	181,764
SIFCO Industries, Inc.	1,187	18,695
Sparton Corp.*	1,324	18,364
Sypris Solutions, Inc.	4,000	15,840
Taser International, Inc.*	9,791	87,532
Teledyne Technologies, Inc.*	8,099	527,002
		5,381,517
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*	13,990	56,100
Atlas Air Worldwide Holdings, Inc.*	5,768	255,580
Echo Global Logistics, Inc.(a)*	2,729	49,040
Forward Air Corp.	6,430	225,114
HUB Group, Inc., Class A*	8,300	278,880
Pacer International, Inc.*	6,954	27,121
Park-Ohio Holdings Corp.*	3,058	65,166
UTi Worldwide, Inc.	20,284	271,806
XPO Logistics, Inc.(a)*	2,237	38,879
		1,267,686
Airlines — 0.7%
Allegiant Travel Co.(a)	4,800	352,368
ATA Holdings Corp.(b)*	600	—
Hawaiian Holdings, Inc.(a)*	11,300	74,241
JetBlue Airways Corp.(a)*	56,467	322,427
Republic Airways Holdings, Inc.*	9,900	56,232
Skywest, Inc.(a)	14,100	175,686
Spirit Airlines, Inc.*	9,216	163,307
US Airways Group, Inc.*	40,550	547,425
		1,691,686
Auto Components — 1.0%
Cooper Tire & Rubber Co.	15,600	395,616
Dana Holding Corp.	25,035	390,796
Dorman Products, Inc.(a)	8,481	299,719
Drew Industries, Inc.	4,800	154,800
Exide Technologies*	17,000	58,140
Federal Mogul Corp.*	15,600	125,112
Fuel Systems Solutions, Inc.*	4,600	67,620
Gentherm, Inc.*	4,518	60,089
Modine Manufacturing Co.*	8,400	68,292
Motorcar Parts of America, Inc.(a)*	2,441	16,037
Shiloh Industries, Inc.	3,600	37,080
Spartan Motors, Inc.	6,900	34,017
Standard Motor Products, Inc.	8,436	187,448
Stoneridge, Inc.*	6,100	31,232
Strattec Security Corp.	700	18,067
Superior Industries International, Inc.	5,600	114,240
Tenneco, Inc.*	10,920	383,401
Tower International, Inc.*	1,049	8,445
		2,450,151
Automobiles — 0.2%
Thor Industries, Inc.	13,400	501,562
Winnebago Industries, Inc.(a)*	6,500	111,345
		612,907
Beverages — 0.1%
Central European Distribution Corp.(a)*	867	1,882
Coca-Cola Bottling Co., Consolidated	1,262	83,923
Craft Brew Alliance, Inc.(a)*	3,511	22,751
MGP Ingredients, Inc.(a)	5,072	17,346
National Beverage Corp.	10,920	159,323
		285,225
Biotechnology — 1.7%
Acorda Therapeutics, Inc.*	9,310	231,447
Affymax, Inc.*	8,885	168,815
Alkermes PLC*	23,333	432,127
Allos Therapeutics, Inc.*	20,200	202
Alnylam Pharmaceuticals, Inc.*	5,655	103,204
AMAG Pharmaceuticals, Inc.*	1,800	26,478
Arena Pharmaceuticals, Inc.(a)*	54,161	488,532
Ariad Pharmaceuticals, Inc.*	1,684	32,299
Arqule, Inc.*	5,584	15,579
Astex Pharmaceuticals, Inc.*	17,535	51,027
AVEO Pharmaceuticals, Inc.(a)*	6,191	49,838
Biota Pharmaceuticals, Inc.	1,516	6,049
Celldex Therapeutics, Inc.*	6,027	40,441
Celsion Corp.(a)*	2,900	23,751
Cleveland Biolabs, Inc.(a)*	1,100	1,463
Codexis, Inc.(a)*	7,350	16,243
Dynavax Technologies Corp.(a)*	9,900	28,314
Emergent Biosolutions, Inc.*	8,443	135,426
Enzon Pharmaceuticals, Inc.(a)	13,152	58,263
Exelixis, Inc.(a)*	118	539
GTx, Inc.*	8,162	34,280
iBio, Inc.(a)*	2,200	1,364
Immunomedics, Inc.(a)*	11,226	32,780
Incyte Corp. Ltd.(a)*	23,653	392,876
Maxygen, Inc.	12,058	29,663
MediciNova, Inc.(a)*	4,071	6,799
Medivation, Inc.*	6,092	311,667
Molecular Insight Pharmaceuticals, Inc.(b)*	3,500	—
Momenta Pharmaceuticals, Inc.(a)*	10,706	126,117
Myrexis, Inc.*	3,735	10,570
Myriad Genetics, Inc.*	17,560	478,510
Nanosphere, Inc.(a)*	4,259	12,266
Orexigen Therapeutics, Inc.(a)*	4,716	24,853
PDL BioPharma, Inc.(a)	34,451	242,879
Progenics Pharmaceuticals, Inc.(a)*	6,971	20,774
Repligen Corp.(a)*	9,894	62,233
Rigel Pharmaceuticals, Inc.*	15,660	101,790
Sangamo Biosciences, Inc.(a)*	5,574	33,500
Seattle Genetics, Inc.(a)*	9,456	219,379
Spectrum Pharmaceuticals, Inc.(a)	12,000	134,280

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Synageva BioPharma Corp.(a)*	1,242	$57,492
Targacept, Inc.*	1,758	7,700
Theravance, Inc.(a)*	295	6,570
Trius Therapeutics, Inc.*	2,691	12,863
Trubion Pharmaceuticals, Inc.(c)*	2,700	—
Vical, Inc.*	609	1,772
Zalicus, Inc.(a)*	6,284	4,085
		4,277,099
Building Products — 1.2%
A.O. Smith Corp.	8,652	545,682
AAON, Inc.(a)	5,850	122,089
Ameresco, Inc., Class A*	4,779	46,882
American Woodmark Corp.(a)*	3,200	89,024
Apogee Enterprises, Inc.	6,300	151,011
Builders FirstSource, Inc.(a)*	9,152	51,068
Gibraltar Industries, Inc.*	6,800	108,256
Griffon Corp.	13,636	156,269
Insteel Industries, Inc.(a)	4,000	49,920
Lennox International, Inc.	5,965	313,282
NCI Building Systems, Inc.*	2,390	33,221
Patrick Industries, Inc.*	1,187	18,470
PGT, Inc.(a)*	3,525	15,862
Quanex Building Products Corp.	9,125	186,241
Simpson Manufacturing Co., Inc.	12,100	396,759
Trex Co., Inc.(a)*	580	21,593
Universal Forest Products, Inc.	4,200	159,768
USG Corp.*	21,212	595,421
		3,060,818
Capital Markets — 1.1%
Artio Global Investors, Inc.	1,461	2,776
Calamos Asset Management, Inc., Series A	4,127	43,622
Cohen & Steers, Inc.	1,371	41,774
Cowen Group, Inc., Class A*	18,846	46,173
Duff & Phelps Corp., Class A	13,784	215,306
Epoch Holding Corp.	4,818	134,422
Evercore Partners, Inc., Class A	7,119	214,923
Federated Investors, Inc., Class B(a)	3,067	62,046
Firstcity Financial Corp.*	2,100	20,454
FXCM, Inc., Class A	1,929	19,425
GAMCO Investors, Inc., Class A	1,700	90,219
GFI Group, Inc.	25,121	81,392
Greenhill & Co., Inc.	4,701	244,405
Harris & Harris Group, Inc.*	7,000	23,100
HFF, Inc., Class A(a)	8,368	124,683
ICG Group, Inc.*	8,600	98,298
Intl. FCStone, Inc.(a)*	2,912	50,698
Investment Technology Group, Inc.*	9,700	87,300
Janus Capital Group, Inc.(a)	26,889	229,094
JMP Group, Inc.	3,620	21,974
KBW, Inc.(a)	7,474	114,352
Knight Capital Group, Inc., Class A*	23,916	83,945
MCG Capital Corp.	7,612	35,015
Medallion Financial Corp.	3,487	40,937
Oppenheimer Holdings, Inc., Class A	2,133	36,837
Piper Jaffray Cos.*	4,324	138,930
Pzena Investment Management, Inc., Class A	794	4,288
Safeguard Scientifics, Inc.(a)*	3,700	54,575
Stifel Financial Corp.*	12,573	401,959
SWS Group, Inc.*	5,901	31,216
Teton Advisors, Inc.(a)	25	525
Virtus Investment Partners, Inc.*	905	109,451
Westwood Holdings Group, Inc.	713	29,162
		2,933,276
Chemicals — 2.5%
A. Schulman, Inc.	6,827	197,505
American Pacific Corp.*	1,000	15,450
American Vanguard Corp.(a)	6,233	193,659
Arabian American Development Co.(a)*	2,693	22,379
Balchem Corp.	6,525	237,510
Calgon Carbon Corp.(a)*	14,175	201,002
Chase Corp.	1,800	33,480
Chemtura Corp.*	24,516	521,210
Core Molding Technologies, Inc.*	1,500	9,900
Ferro Corp.*	14,100	58,938
Flotek Industries, Inc.(a)*	6,395	78,019
FutureFuel Corp.	5,680	67,251
Georgia Gulf Corp.	7,683	317,154
H.B. Fuller Co.	12,300	428,286
Hawkins, Inc.(a)	1,824	70,479
Innophos Holdings, Inc.	4,800	223,200
Innospec, Inc.	5,100	175,899
Intrepid Potash, Inc.(a)	9,838	209,451
KMG Chemicals, Inc.(a)	2,500	43,925
Koppers Holdings, Inc.	4,400	167,860
Kraton Performance Polymers, Inc.*	7,917	190,246
Kronos Worldwide, Inc.(a)	1,360	26,520
Landec Corp.*	10,074	95,602
LSB Industries, Inc.*	5,556	196,794
Minerals Technologies, Inc.	8,800	351,296
Northern Technologies International Corp.(a)*	800	9,120
Olin Corp.	20,077	433,463
OM Group, Inc.*	6,900	153,180
Omnova Solutions, Inc.*	11,640	81,596
Penford Corp.*	3,648	26,922
PolyOne Corp.	22,400	457,408
Quaker Chemical Corp.	2,987	160,880
Sensient Technologies Corp.	11,357	403,855
Spartech Corp.*	1,500	13,605
Stepan Co.	3,400	188,836
Tredegar Corp.	8,700	177,654
Valhi, Inc.	1,644	20,550
Zep, Inc.	4,300	62,092
Zoltek Cos., Inc.(a)*	8,660	67,115
		6,389,291
Commercial Banks — 7.6%
1st Source Corp.	5,867	129,602
1st United Bancorp, Inc.	5,096	31,850
Access National Corp.	2,336	30,368
American National Bankshares, Inc.(a)	1,452	29,316
Ameris Bancorp*	4,905	61,263
AmeriServ Financial, Inc.*	4,400	13,244
Arrow Financial Corp.(a)	2,594	64,720
Associated Banc-Corp.	7,347	96,393
Bancfirst Corp.(a)	3,000	127,080
Bancorp, Inc.*	5,853	64,207
Bancorpsouth, Inc.	23,646	343,813
Bank of Hawaii Corp.(a)	10,216	450,015
Bank of the Ozarks, Inc.(a)	8,000	267,760
Banner Corp.	4,200	129,066
Bar Harbor Bankshares	452	15,210
BBCN Bancorp, Inc.	19,513	225,765
Boston Private Financial Holdings, Inc.	17,867	160,982
Bridge Bancorp, Inc.	400	8,136
Bryn Mawr Bank Corp.	2,508	55,853

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Camden National Corp.	2,000	$67,940
Capital City Bank Group, Inc.*	264	3,002
CapitalSource, Inc.	68,837	521,784
Cardinal Financial Corp.	6,692	108,879
Cathay General Bancorp	24,870	484,965
Center Bancorp, Inc.	3,180	36,824
Centerstate Banks, Inc.	4,385	37,404
Central Pacific Financial Corp.*	1,375	21,436
Chemical Financial Corp.	6,514	154,773
City Holding Co.(a)	6,502	226,595
CNB Financial Corp.	1,780	29,156
CoBiz Financial, Inc.	8,151	60,888
Columbia Banking System, Inc.	9,041	162,196
Community Bank System, Inc.(a)	9,634	263,586
Community Trust Bancorp, Inc.(a)	4,498	147,444
CVB Financial Corp.	26,555	276,172
Enterprise Bancorp, Inc.	300	4,956
Enterprise Financial Services Corp.	3,156	41,249
Fidelity Southern Corp.(a)*	1,013	9,674
Financial Institutions, Inc.	3,105	57,846
First BanCorp(a)*	2,739	12,545
First Bancorp(a)	3,400	43,588
First Bancorp, Inc.(a)	1,683	27,719
First Busey Corp., Class A	18,934	88,043
First California Financial Group, Inc.*	1,155	8,917
First Citizens BancShares, Inc., Class A	200	32,700
First Commonwealth Financial Corp.(a)	24,467	166,865
First Community Bancshares, Inc.	3,962	63,273
First Financial Bancorp	13,758	201,142
First Financial Bankshares, Inc.(a)	7,102	277,049
First Financial Corp.(a)	3,200	96,768
First Interstate Bancsystem, Inc.	2,918	45,025
First Merchants Corp.	6,125	90,895
First Midwest Bancorp, Inc.	18,728	234,475
FirstMerit Corp.	27,260	386,819
FNB Corp.(a)	34,434	365,689
Fulton Financial Corp.	48,534	466,412
German American Bancorp, Inc.(a)	2,400	52,128
Glacier Bancorp, Inc.(a)	17,991	264,648
Great Southern Bancorp, Inc.	3,025	76,986
Guaranty Bancorp(a)*	7,800	15,210
Hanmi Financial Corp.*	6,103	82,940
Heartland Financial USA, Inc.	5,400	141,210
Heritage Commerce Corp.*	3,712	25,910
Heritage Financial Corp/WA	1,956	28,734
Home Bancshares, Inc.	7,169	236,720
Horizon Bancorp	466	9,157
Hudson Valley Holding Corp.	3,597	56,005
Iberiabank Corp.	7,535	370,119
Independent Bank Corp.(a)	4,384	126,917
International Bancshares Corp.	15,200	274,360
Investors Bancorp, Inc.	34,155	607,276
Lakeland Bancorp, Inc.(a)	5,815	59,197
Lakeland Financial Corp.	3,189	82,404
Macatawa Bank Corp.*	3,307	9,557
MainSource Financial Group, Inc.	4,530	57,395
MB Financial, Inc.	13,631	269,212
MBT Financial Corp.(a)*	4,700	11,139
Mercantile Bank Corp.	1,265	20,872
Merchants Bancshares, Inc.	1,081	28,938
Metro Bancorp, Inc.*	4,280	56,582
MetroCorp Bancshares, Inc.*	1,146	12,595
Midsouth Bancorp, Inc.(a)	2,100	34,335
National Penn Bancshares, Inc.(a)	37,911	353,330
NBT Bancorp, Inc.(a)	7,860	159,322
New Century Bancorp, Inc.*	200	1,100
NewBridge Bancorp*	3,549	16,432
Northrim BanCorp, Inc.	664	15,040
Old National Bancorp	23,700	281,319
OmniAmerican Bancorp, Inc.*	3,585	82,921
Oriental Financial Group, Inc.	9,336	124,636
Pacific Continental Corp.	3,047	29,647
Pacific Mercantile Bancorp*	2,500	15,725
Pacific Premier Bancorp, Inc.*	1,400	14,336
PacWest Bancorp	9,156	226,886
Park National Corp.(a)	3,450	222,973
Park Sterling Corp.*	3,688	19,288
Peapack Gladstone Financial Corp.(a)	1,312	18,473
Penns Woods Bancorp, Inc.	476	17,807
Peoples Bancorp, Inc.	2,300	46,989
Pinnacle Financial Partners, Inc.*	9,756	183,803
Popular, Inc.*	7,754	161,206
PrivateBancorp, Inc.	16,928	259,337
Prosperity Bancshares, Inc.(a)	8,827	370,734
Renasant Corp.(a)	6,155	117,807
Republic Bancorp, Inc., Class A(a)	7,344	155,179
S&T Bancorp, Inc.	10,071	181,983
S.Y. Bancorp, Inc.	2,891	64,816
Sandy Spring Bancorp, Inc.	6,300	122,346
SCBT Financial Corp.(a)	2,608	104,789
Sierra Bancorp	2,405	27,489
Simmons First National Corp., Class A(a)	3,100	78,616
Southern Community Financial Corp.*	3,300	726
Southside Bancshares, Inc.(a)	3,484	73,373
Southwest Bancorp, Inc.*	3,700	41,440
StellarOne Corp.	4,223	59,713
Sterling Bancorp	6,040	55,024
Suffolk Bancorp*	2,200	28,820
Sun Bancorp, Inc.(a)*	2,965	10,496
Susquehanna Bancshares, Inc.	44,647	467,901
SVB Financial Group*	1,625	90,951
Synovus Financial Corp.	154,695	379,003
Taylor Capital Group, Inc.*	4,417	79,727
TCF Financial Corp.(a)	32,253	391,874
Texas Capital Bancshares, Inc.(a)*	9,200	412,344
Tompkins Financial Corp.	2,420	95,929
TowneBank(a)	5,769	89,362
Trico Bancshares	3,800	63,650
Trustmark Corp.(a)	13,700	307,702
UMB Financial Corp.(a)	8,900	390,176
Umpqua Holdings Corp.(a)	22,906	270,062
Union First Market Bankshares Corp.	4,860	76,642
United Bankshares, Inc.(a)	10,300	250,496
United Community Banks, Inc/GA*	3,054	28,769
Univest Corp. of Pennsylvania	3,100	53,010
Valley National Bancorp(a)	7,220	67,146
Virginia Commerce Bancorp, Inc.*	5,786	51,785
Washington Banking Co.	2,374	32,334
Washington Trust Bancorp, Inc.	3,000	78,930
Webster Financial Corp.	18,456	379,271
WesBanco, Inc.	5,363	119,166
West Bancorporation, Inc.(a)	5,350	57,673
West Coast Bancorp/OR	3,519	77,946
Westamerica Bancorporation(a)	6,300	268,317
Western Alliance Bancorp(a)*	15,997	168,448
Wilshire Bancorp, Inc.*	12,773	74,977
Wintrust Financial Corp.(a)	7,350	269,745
		19,477,139

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies — 2.7%
ABM Industries, Inc.	12,860	$256,557
ACCO Brands Corp.*	13,420	98,503
Acorn Energy, Inc.	4,341	33,903
ARC Document Solutions, Inc.*	5,300	13,568
AT Cross Co., Class A*	1,436	15,480
Brink's Co. (The)	11,652	332,431
Casella Waste Systems, Inc., Class A*	4,381	19,189
Ceco Environmental Corp.	3,800	37,810
Command Security Corp.(a)*	4,300	6,665
Consolidated Graphics, Inc.*	2,500	87,300
Courier Corp.	1,857	20,427
Covanta Holding Corp.	4,872	89,742
Deluxe Corp.(a)	11,800	380,432
EnergySolutions, Inc.*	4,308	13,441
EnerNOC, Inc.*	5,200	61,100
Ennis, Inc.	5,800	89,726
G&K Services, Inc., Class A	4,300	146,845
Geo Group, Inc. (The)	17,051	480,838
Heritage-Crystal Clean, Inc.(a)*	712	10,687
Herman Miller, Inc.	12,502	267,793
HNI Corp.	10,511	315,961
Innerworkings, Inc.(a)*	8,238	113,520
Interface, Inc.	20,182	324,527
Intersections, Inc.(a)	4,476	42,432
KAR Auction Services, Inc.	6,344	128,403
Kimball International, Inc., Class B	6,325	73,433
Knoll, Inc.	11,450	175,872
Mcgrath Rentcorp	5,300	153,806
Metalico, Inc.*	8,295	16,258
Mine Safety Appliances Co.	9,200	392,932
Mobile Mini, Inc.(a)*	10,131	211,029
Multi-Color Corp.(a)	3,091	74,153
NL Industries, Inc.(a)	11,700	133,965
Quad/Graphics, Inc.(a)	1,128	23,000
R.R. Donnelley & Sons Co.(a)	36,054	324,486
Schawk, Inc.	5,600	73,696
Standard Parking Corp.*	4,000	87,960
Steelcase, Inc., Class A	19,823	252,545
SYKES Enterprises, Inc.*	11,326	172,382
Team, Inc.*	4,200	159,768
Tetra Tech, Inc.*	13,589	359,429
TMS International Corp., Class A*	1,233	15,437
TRC Cos., Inc.(a)*	7,000	40,740
UniFirst Corp.	3,000	219,960
United Stationers, Inc.	12,800	396,672
US Ecology, Inc.	3,766	88,652
Versar, Inc.*	2,000	7,720
Viad Corp.	4,500	122,220
Virco Manufacturing*	2,494	6,459
		6,969,854
Communications Equipment — 1.8%
Acme Packet, Inc.(a)*	987	21,832
ADTRAN, Inc.(a)	11,712	228,852
Anaren, Inc.*	3,900	75,855
Arris Group, Inc.*	29,127	435,157
Aviat Networks, Inc.*	10,088	33,190
Aware, Inc.(a)	4,900	26,852
Bel Fuse, Inc., Class B	1,890	36,950
Black Box Corp.	3,700	90,058
CalAmp Corp.*	5,912	49,188
Calix, Inc.*	10,028	77,115
Clearfield, Inc.*	1,600	7,184
Communications Systems, Inc.	1,418	14,747
Comtech Telecommunications Corp.	5,325	135,148
Digi International, Inc.*	7,600	71,972
EchoStar Corp., Class A*	3,236	110,736
Emcore Corp.(a)*	2,152	9,254
Emulex Corp.*	21,600	157,680
Extreme Networks*	21,300	77,532
Finisar Corp.(a)*	15,065	245,559
Globecomm Systems, Inc.*	8,871	100,242
Harmonic, Inc.*	27,125	137,524
Infinera Corp.(a)*	23,205	134,821
InterDigital, Inc.(a)	1,606	66,007
Ixia*	14,258	242,101
KVH Industries, Inc.*	3,300	46,134
Loral Space & Communications, Inc.	4,385	239,684
Netgear, Inc.(a)*	8,761	345,359
Numerex Corp., Class A(a)*	2,359	30,997
Oplink Communications, Inc.*	4,200	65,436
Optical Cable Corp.	374	1,406
PC-Tel, Inc.	4,100	29,520
Plantronics, Inc.(a)	11,000	405,570
Polycom, Inc.*	850	8,891
Procera Networks, Inc.*	173	3,209
Relm Wireless Corp.(a)*	2,000	3,360
Riverbed Technology, Inc.*	1,716	33,840
ShoreTel, Inc.*	8,783	37,240
Sonus Networks, Inc.*	82,636	140,481
Sycamore Networks, Inc.	6,549	14,670
Symmetricom, Inc.*	21,384	123,386
Tellabs, Inc.	22,721	51,804
Telular Corp.	4,597	43,534
Tessco Technologies, Inc.(a)	1,000	22,140
UTStarcom Holdings Corp.(a)*	14,700	15,288
Viasat, Inc.(a)*	8,400	326,760
Westell Technologies, Inc., Class A(a)*	13,200	24,420
		4,598,685
Computers & Peripherals — 1.3%
3D Systems Corp.(a)*	13,906	741,885
Astro-Med, Inc.(a)	575	5,808
Avid Technology, Inc.*	2,704	20,496
Cray, Inc.*	9,648	153,886
Datalink Corp.*	3,145	26,890
Diebold, Inc.	14,312	438,090
Dot Hill Systems Corp.*	5,685	5,330
Electronics for Imaging, Inc.*	11,600	220,284
Fusion-io, Inc.*	3,060	70,166
Imation Corp.*	5,188	24,228
Immersion Corp.(a)*	4,661	32,021
Intermec, Inc.*	10,766	106,153
Interphase Corp.*	1,200	3,108
Intevac, Inc.*	4,883	22,315
Lexmark International, Inc., Class A(a)	5,314	123,232
QLogic Corp.*	25,117	244,388
Qualstar Corp.*	3,000	4,320
Rimage Corp.(a)	4,700	31,396
Silicon Graphics International Corp.(a)*	5,367	54,904
STEC, Inc.*	10,200	50,286
Stratasys Ltd.*	4,214	337,752
Super Micro Computer, Inc.(a)*	8,716	88,903
Synaptics, Inc.*	13,601	407,622
Transact Technologies, Inc.	1,515	10,938
USA Technologies, Inc.(a)*	1,931	3,360
Video Display Corp.*	1,990	7,622

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computers & Peripherals (Continued)
Xyratex Ltd.(a)	4,652	$39,123
		3,274,506
Construction & Engineering — 1.4%
Aegion Corp.(a)*	8,030	178,186
Argan, Inc.	3,057	55,026
Comfort Systems USA, Inc.	8,930	108,589
Dycom Industries, Inc.*	8,000	158,400
EMCOR Group, Inc.	16,624	575,357
Furmanite Corp.*	10,379	55,735
Granite Construction, Inc.	8,594	288,930
Great Lakes Dredge & Dock Corp.	13,510	120,644
Integrated Electrical Services, Inc.*	—	—
Layne Christensen Co.*	4,921	119,433
MasTec, Inc.*	20,202	503,636
Michael Baker Corp.	1,700	42,381
MYR Group, Inc.*	7,125	158,531
Northwest Pipe Co.*	2,100	50,106
Orion Marine Group, Inc.*	5,211	38,092
Pike Electric Corp.	7,600	72,580
Primoris Services Corp.(a)	10,357	155,769
Shaw Group, Inc. (The)*	15,682	730,938
Sterling Construction Co., Inc.*	3,741	37,186
Tutor Perini Corp.*	9,649	132,191
		3,581,710
Construction Materials — 0.4%
Eagle Materials, Inc.	11,300	661,050
Headwaters, Inc.*	6,553	56,094
Texas Industries, Inc.(a)*	6,200	316,262
United States Lime & Minerals, Inc.*	1,679	79,114
		1,112,520
Consumer Finance — 1.1%
Asset Acceptance Capital Corp.(a)*	5,000	22,500
Asta Funding, Inc.	2,600	24,726
Atlanticus Holdings Corp.(a)*	5,476	18,344
Cash America International, Inc.	6,500	257,855
Consumer Portfolio Services, Inc.*	10,500	56,280
Credit Acceptance Corp.*	4,082	415,058
DFC Global Corp.(a)*	10,498	194,318
Encore Capital Group, Inc.*	6,000	183,720
Ezcorp, Inc., Class A*	11,029	219,036
First Cash Financial Services, Inc.*	7,400	367,188
First Marblehead Corp. (The)(a)*	18,037	14,013
Green Dot Corp., Class A(a)*	6,285	76,677
Nelnet, Inc., Class A	9,000	268,110
Netspend Holdings, Inc.(a)*	14,201	167,856
Portfolio Recovery Associates, Inc.*	3,600	384,696
QC Holdings, Inc.	5,600	18,144
World Acceptance Corp.(a)*	3,636	271,100
		2,959,621
Containers & Packaging — 0.4%
AEP Industries, Inc.*	1,000	59,230
Boise, Inc.	25,804	205,142
Graphic Packaging Holding Co.*	79,328	512,459
Greif, Inc., Class A	164	7,298
Myers Industries, Inc.	8,017	121,457
		905,586
Distributors — 0.2%
Core-Mark Holding Co., Inc.	2,102	99,530
Pool Corp.	11,103	469,879
VOXX International Corp.*	3,800	25,574
Weyco Group, Inc.(a)	690	16,118
		611,101
Diversified Consumer Services — 1.1%
American Public Education, Inc.(a)*	4,715	170,259
Ascent Capital Group, Inc., Class A*	2,620	162,283
Bridgepoint Education, Inc.(a)*	13,163	135,579
Capella Education Co.*	3,000	84,690
Career Education Corp.*	13,047	45,925
Carriage Services, Inc.(a)	3,900	46,293
Coinstar, Inc.(a)*	7,100	369,271
Collectors Universe(a)	1,242	12,457
Grand Canyon Education, Inc.(a)*	10,562	247,890
Hillenbrand, Inc.	15,646	353,756
ITT Educational Services, Inc.*	6,143	106,335
K12, Inc.(a)*	7,906	161,599
Learning Tree International, Inc.(a)*	5,000	27,250
Lincoln Educational Services Corp.(a)	5,874	32,836
Mac-Gray Corp.	2,474	31,049
Matthews International Corp., Class A	6,900	221,490
Regis Corp.(a)	13,486	228,183
Spectrum Group International, Inc.*	7,402	15,840
Steiner Leisure Ltd.*	3,146	151,606
Stewart Enterprises, Inc., Class A(a)	18,484	141,218
Strayer Education, Inc.(a)	2,100	117,957
Universal Technical Institute, Inc.	5,900	59,236
		2,923,002
Diversified Financial Services — 0.5%
Interactive Brokers Group, Inc., Class A	11,372	155,569
MarketAxess Holdings, Inc.	8,912	314,594
Marlin Business Services Corp.	2,800	56,168
MicroFinancial, Inc.	2,171	15,805
NewStar Financial, Inc.(a)*	13,144	184,147
PHH Corp.*	12,300	279,825
Pico Holdings, Inc.*	4,793	97,154
Primus Guaranty Ltd.(a)*	3,700	32,375
Resource America, Inc., Class A	3,800	25,346
		1,160,983
Diversified Telecommunication Services — 0.5%
Atlantic Tele-Network, Inc.	3,600	132,156
Cbeyond, Inc.*	3,909	35,337
Cincinnati Bell, Inc.(a)*	51,900	284,412
Consolidated Communications Holdings, Inc.(a)	8,840	140,733
General Communication, Inc., Class A*	16,861	161,697
Hawaiian Telcom Holdco, Inc.(a)*	187	3,646
HickoryTech Corp.	4,037	39,280
IDT Corp., Class B(a)	4,900	46,746
Iridium Communications, Inc.*	13,394	90,276
Lumos Networks Corp.	4,685	46,944
Neutral Tandem, Inc.	6,825	17,540
Orbcomm, Inc.*	7,997	31,348
Premiere Global Services, Inc.*	13,860	135,551
Primus Telecommunications Group, Inc.(a)	1,134	12,327
Vonage Holdings Corp.*	36,084	85,519
		1,263,512
Electric Utilities — 1.3%
Allete, Inc.	7,400	303,252
Cleco Corp.	6,921	276,909
El Paso Electric Co.	11,500	366,965
Empire District Electric Co. (The)	7,700	156,926
IDACORP, Inc.	10,600	459,510
MGE Energy, Inc.	4,500	229,275
Otter Tail Corp.(a)	7,214	180,350

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electric Utilities (Continued)
PNM Resources, Inc.	17,350	$355,849
Portland General Electric Co.	14,100	385,776
UIL Holdings Corp.	5,166	184,994
Unitil Corp.	2,200	57,024
UNS Energy Corp.	8,000	339,360
		3,296,190
Electrical Equipment — 1.6%
Allied Motion Technologies, Inc.	1,600	10,432
American Superconductor Corp.(a)*	4,411	11,557
AZZ, Inc.	5,400	207,522
Belden, Inc.	10,530	473,745
Brady Corp., Class A	11,473	383,198
Coleman Cable, Inc.	2,781	25,780
Encore Wire Corp.	5,200	157,612
EnerSys, Inc.*	11,800	444,034
Espey Manufacturing & Electronics Corp.(a)	150	3,780
Franklin Electric Co., Inc.	5,300	329,501
Generac Holdings, Inc.(a)	15,486	531,325
General Cable Corp.*	11,499	349,685
Global Power Equipment Group, Inc.(a)	3,290	56,423
II-VI, Inc.*	23,822	435,228
LSI Industries, Inc.	4,900	34,349
Magnetek, Inc.*	979	10,084
Ocean Power Technologies, Inc.(a)*	1,700	3,672
Orion Energy Systems, Inc.(a)*	3,100	5,146
Polypore International, Inc.(a)*	7,515	349,447
Powell Industries, Inc.*	2,600	107,978
PowerSecure International, Inc.*	5,500	42,955
Preformed Line Products Co.	850	50,507
SL Industries, Inc.	986	17,748
Thermon Group Holdings, Inc.*	1,914	43,122
Ultralife Corp.*	3,600	11,664
Vicor Corp.*	11,546	62,579
		4,159,073
Electronic Equipment, Instruments & Components — 2.9%
ADDvantage Technologies Group, Inc.(a)*	2,400	4,752
Aeroflex Holding Corp.*	132	924
Agilysys, Inc.*	5,376	44,997
Anixter International, Inc.	7,071	452,403
Badger Meter, Inc.	3,000	142,230
Benchmark Electronics, Inc.*	14,710	244,480
Checkpoint Systems, Inc.*	8,500	91,290
Cognex Corp.	9,915	365,070
Coherent, Inc.	6,900	349,278
CTS Corp.	6,500	69,095
Daktronics, Inc.	9,792	108,397
DTS, Inc.*	4,196	70,073
Echelon Corp.(a)*	6,379	15,629
Electro Rent Corp.	6,482	99,693
Electro Scientific Industries, Inc.	7,067	70,317
eMagin Corp.	3,154	11,260
Fabrinet(a)*	5,128	67,382
FARO Technologies, Inc.*	3,250	115,960
FEI Co.	9,800	543,508
Frequency Electronics, Inc.	1,400	11,494
GSI Group, Inc.*	8,322	72,069
I.D. Systems, Inc.*	2,750	16,005
IEC Electronics Corp.(a)*	800	5,408
Insight Enterprises, Inc.*	10,250	178,043
Intellicheck Mobilisa, Inc.(a)*	3,500	2,275
IntriCon Corp.*	1,000	4,030
Iteris, Inc.(a)*	7,798	13,257
Itron, Inc.*	7,476	333,056
Kemet Corp.(a)*	8,936	44,948
KEY Tronic Corp.*	1,700	17,408
Littelfuse, Inc.	4,865	300,219
LoJack Corp.*	6,666	18,598
Measurement Specialties, Inc.*	3,300	113,388
Mercury Computer Systems, Inc.*	6,770	62,284
Mesa Laboratories, Inc.	740	37,081
Methode Electronics, Inc.	12,397	124,342
MOCON, Inc.(a)	600	8,634
MTS Systems Corp.	3,800	193,534
Multi-Fineline Electronix, Inc.*	6,500	131,365
NAPCO Security Technologies, Inc.*	4,850	17,654
NetList, Inc.(a)*	3,200	2,368
Newport Corp.*	13,303	178,925
OSI Systems, Inc.*	4,180	267,687
PAR Technology Corp.*	3,000	14,700
Park Electrochemical Corp.	4,194	107,912
PC Connection, Inc.	6,200	71,300
PC Mall, Inc.*	2,200	13,662
Perceptron, Inc.	1,100	6,490
Plexus Corp.*	8,900	229,620
Power-One, Inc.*	29,175	119,909
Radisys Corp.*	8,500	25,330
RealD, Inc.(a)*	7,304	81,878
Research Frontiers, Inc.(a)*	2,600	9,724
Richardson Electronics Ltd.(a)	2,700	30,564
Rofin-Sinar Technologies, Inc.*	7,200	156,096
Rogers Corp.*	3,900	193,674
Sanmina Corp.*	17,544	194,212
Scansource, Inc.*	6,012	191,001
SYNNEX Corp.(a)*	8,279	284,632
Tech Data Corp.*	3,715	169,144
TTM Technologies, Inc.*	16,816	154,707
Ultimate Electrs, Inc.(b)*	1,600	—
Viasystems Group, Inc.(a)*	2,056	25,083
Vishay Intertechnology, Inc.(a)*	28,915	307,366
Vishay Precision Group, Inc.(a)*	2,771	36,633
Zygo Corp.*	3,600	56,520
		7,500,967
Energy Equipment & Services — 2.1%
Basic Energy Services, Inc.*	9,300	106,113
Bolt Technology Corp.	2,382	33,991
Bristow Group, Inc.	8,471	454,554
C&J Energy Services, Inc.*	8,622	184,856
CARBO Ceramics, Inc.(a)	1,892	148,219
Dawson Geophysical Co.*	1,100	29,018
ENGlobal Corp.*	6,100	3,233
Exterran Holdings, Inc.(a)*	15,753	345,306
Geospace Technologies Corp.*	2,000	177,740
Global Geophysical Services, Inc.*	13,166	50,689
Gulf Island Fabrication, Inc.	3,600	86,508
Gulfmark Offshore, Inc., Class A	5,929	204,254
Heckmann Corp.(a)*	37,809	152,370
Helix Energy Solutions Group, Inc.*	26,225	541,284
Hercules Offshore, Inc.*	35,312	218,228
Hornbeck Offshore Services, Inc.*	7,200	247,248
ION Geophysical Corp.(a)*	58,175	378,719
Key Energy Services, Inc.*	29,959	208,215
Lufkin Industries, Inc.(a)	5,478	318,436
Matrix Service Co.*	6,538	75,187
Mitcham Industries, Inc.*	2,601	35,452
Natural Gas Services Group, Inc.*	2,500	41,050
Newpark Resources, Inc.(a)*	19,900	156,215

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
Parker Drilling Co.*	28,039	$128,980
PHI, Inc.(a)*	2,300	77,027
Pioneer Energy Services Corp.*	12,313	89,392
RigNet, Inc.(a)*	948	19,368
SEACOR Holdings, Inc.	5,219	437,352
Steel Excel, Inc.*	2,972	74,152
Tesco Corp.*	7,980	90,892
Tetra Technologies, Inc.*	16,850	127,892
TGC Industries, Inc.	6,500	53,235
Unit Corp.*	528	23,786
Willbros Group, Inc.*	9,856	52,828
		5,371,789
Food & Staples Retailing — 1.1%
Andersons, Inc. (The)(a)	4,100	175,890
Arden Group, Inc., Class A(a)	344	30,950
Casey's General Stores, Inc.	12,174	646,439
Harris Teeter Supermarkets, Inc.	10,900	420,304
Ingles Markets, Inc., Class A(a)	2,600	44,876
Nash Finch Co.	2,253	47,944
Pantry, Inc. (The)*	5,100	61,863
PriceSmart, Inc.(a)	7,300	562,465
Spartan Stores, Inc.	6,657	102,252
SUPERVALU, Inc.(a)	20,887	51,591
Susser Holdings Corp.*	4,500	155,205
United Natural Foods, Inc.*	5,562	298,068
Village Super Market, Inc., Class A	2,076	68,217
Weis Markets, Inc.(a)	6,390	250,296
		2,916,360
Food Products — 2.1%
Alico, Inc.(a)	1,300	47,619
B&G Foods, Inc.	12,409	351,299
Boulder Brands, Inc.*	17,615	227,233
Bridgford Foods Corp.	101	702
Cal-Maine Foods, Inc.	5,100	205,122
Calavo Growers, Inc.(a)	5,041	127,084
Chiquita Brands International, Inc.*	8,777	72,410
Coffee Holding Co., Inc.(a)	600	4,200
Darling International, Inc.*	29,400	471,576
Diamond Foods, Inc.(a)	4,637	63,388
Dole Food Co., Inc.*	18,868	216,416
Farmer Bros. Co.(a)*	3,200	46,176
Fresh Del Monte Produce, Inc.	14,020	369,427
Hain Celestial Group, Inc. (The)(a)*	8,094	438,857
Inventure Foods, Inc.*	1,023	6,639
J&J Snack Foods Corp.	4,500	287,730
John B. Sanfilippo & Son, Inc.	2,650	48,177
Lancaster Colony Corp.	7,594	525,429
Lifeway Foods, Inc.(a)	3,800	33,212
Omega Protein Corp.*	4,197	25,686
Overhill Farms, Inc.*	1,600	6,928
Pilgrim's Pride Corp.*	38,028	275,703
Post Holdings, Inc.*	7,839	268,486
Rocky Mountain Chocolate Factory, Inc.(a)	1,260	13,305
Sanderson Farms, Inc.	5,434	258,387
Scheid Vineyards, Inc., Class A*	20	290
Seneca Foods Corp., Class A*	1,249	37,969
Snyders-Lance, Inc.	16,940	408,423
Tootsie Roll Industries, Inc.(a)	6,875	178,200
TreeHouse Foods, Inc.*	7,400	385,762
		5,401,835
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	2,043	92,752
Delta Natural Gas Co., Inc.	400	7,820
Gas Natural, Inc.(a)	300	2,799
Laclede Group, Inc. (The)(a)	4,500	173,745
New Jersey Resources Corp.(a)	9,451	374,449
Northwest Natural Gas Co.	6,800	300,560
RGC Resources, Inc.	400	7,608
South Jersey Industries, Inc.	6,400	322,112
Southwest Gas Corp.	9,900	419,859
		1,701,704
Health Care Equipment & Supplies — 3.0%
Abaxis, Inc.(a)	2,731	101,320
Accuray, Inc.*	17,223	110,744
Alere, Inc.*	23	426
Align Technology, Inc.(a)*	16,175	448,856
Alphatec Holdings, Inc.(a)*	14,824	24,460
Analogic Corp.	3,000	222,900
Angiodynamics, Inc.*	6,163	67,731
Anika Therapeutics, Inc.*	4,100	40,754
Arthrocare Corp.*	6,568	227,187
Atrion Corp.	494	96,824
Biolase, Inc.(a)*	5,833	10,791
Bovie Medical Corp.*	4,900	11,858
Cantel Medical Corp.	5,925	176,150
CAS Medical Systems, Inc.(a)*	1,129	2,427
Conceptus, Inc.(a)*	12,100	254,221
Conmed Corp.	7,150	199,843
CryoLife, Inc.	6,300	39,249
Cutera, Inc.*	3,899	35,091
Cyberonics, Inc.*	6,200	325,686
Cynosure, Inc., Class A*	2,435	58,708
Digirad Corp.*	2,100	4,305
Exactech, Inc.*	2,535	42,968
Greatbatch, Inc.(a)*	7,881	183,154
Haemonetics Corp.*	11,800	481,912
Hill-Rom Holdings, Inc.	12,409	353,656
ICU Medical, Inc.*	2,950	179,744
Integra LifeSciences Holdings Corp.*	6,543	254,981
Invacare Corp.	9,357	152,519
Iridex Corp.*	671	2,536
LeMaitre Vascular, Inc.(a)	6,218	35,691
Masimo Corp.	14,180	297,922
Merit Medical Systems, Inc.*	15,874	220,649
Misonix, Inc.(a)*	2,200	17,732
Natus Medical, Inc.*	8,702	97,288
Neogen Corp.(a)*	2,951	133,739
NuVasive, Inc.*	9,713	150,163
Orthofix International NV*	3,696	145,364
Palomar Medical Technologies, Inc.*	3,882	35,753
PhotoMedex, Inc.(a)*	2,582	37,465
Quidel Corp.(a)*	8,803	164,352
Rochester Medical Corp.(a)*	1,500	15,120
RTI Biologics, Inc.*	11,039	47,137
Solta Medical, Inc.(a)*	14,556	38,865
Spectranetics Corp.*	7,200	106,344
Staar Surgical Co.*	5,280	32,208
STERIS Corp.	14,088	489,276
SurModics, Inc.*	3,700	82,732
Symmetry Medical, Inc.*	11,100	116,772
Theragenics Corp.*	7,500	11,925
Thoratec Corp.*	15,718	589,739
Tornier NV*	1,066	17,898
TranS1, Inc.(a)*	6,472	16,051
Uroplasty, Inc.*	2,952	9,535
Utah Medical Products, Inc.	831	29,958
Vascular Solutions, Inc.*	6,500	102,700

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
West Pharmaceutical Services, Inc.(a)	7,400	$405,150
Wright Medical Group, Inc.*	8,500	178,415
Young Innovations, Inc.	1,900	74,879
		7,811,823
Health Care Providers & Services — 3.9%
Acadia Healthcare Co., Inc.*	1,075	25,080
Air Methods Corp.(a)	10,044	370,523
Almost Family, Inc.	1,325	26,845
Amedisys, Inc.*	6,496	73,210
AMN Healthcare Services, Inc.*	9,000	103,950
Amsurg Corp.*	7,750	232,578
Assisted Living Concepts, Inc., Class A(a)	4,248	41,418
Bio-Reference Labs, Inc.(a)*	6,683	191,735
BioScrip, Inc.*	13,810	148,734
Brookdale Senior Living, Inc.*	4,203	106,420
Capital Senior Living Corp.*	9,398	175,649
Centene Corp.*	12,874	527,834
Chemed Corp.(a)	5,500	377,245
Chindex International, Inc.*	2,640	27,720
Community Health Systems, Inc.	1,072	32,953
Corvel Corp.*	2,550	114,317
Cross Country Healthcare, Inc.*	6,900	33,120
Emeritus Corp.*	9,685	239,413
Ensign Group, Inc. (The)	5,064	137,690
ExamWorks Group, Inc.(a)*	6,663	93,215
Five Star Quality Care, Inc.*	12,800	64,128
Gentiva Health Services, Inc.*	6,500	65,325
Hanger, Inc.*	8,636	236,281
Health Management Associates, Inc., Class A*	50,175	467,631
Health Net, Inc.*	2,682	65,173
Healthsouth Corp.*	19,091	403,011
Healthways, Inc.(a)*	6,798	72,739
IPC The Hospitalist Co., Inc.*	2,665	105,827
Kindred Healthcare, Inc.(a)*	11,383	123,164
Landauer, Inc.	1,800	110,178
LCA-Vision, Inc.(a)*	5,917	16,863
LHC Group, Inc.*	3,800	80,940
LifePoint Hospitals, Inc.(a)*	12,378	467,269
Magellan Health Services, Inc.*	11,300	553,700
Medcath Corp.(a) (b)*	3,122	4,277
Molina Healthcare, Inc.*	11,450	309,837
MWI Veterinary Supply, Inc.*	2,292	252,120
National Healthcare Corp.(a)	3,000	141,060
National Research Corp.	1,475	79,945
Owens & Minor, Inc.(a)	14,178	404,215
PDI, Inc.*	3,600	27,360
PharMerica Corp.*	5,650	80,456
Providence Service Corp. (The)*	4,498	76,421
PSS World Medical, Inc.*	24,238	699,993
Psychemedics Corp.	400	4,300
RadNet, Inc.*	8,150	20,620
Select Medical Holdings Corp.	32,321	304,787
Skilled Healthcare Group, Inc., Class A(a)*	3,695	23,537
Sunrise Senior Living, Inc.*	11,840	170,259
Team Health Holdings, Inc.*	14,045	404,075
Tenet Healthcare Corp.*	14,754	479,062
Triple-S Management Corp., Class B*	4,035	74,526
U.S. Physical Therapy, Inc.	2,650	72,981
Universal American Corp.(a)	16,273	139,785
Vanguard Health Systems, Inc.*	2,711	33,210
VCA Antech, Inc.(a)*	17,829	375,300
WellCare Health Plans, Inc.*	593	28,873
		10,118,877
Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc.*	1,785	16,815
Arrhythmia Research Technology, Inc.(a)	200	460
Computer Programs & Systems, Inc.	1,836	92,424
Epocrates, Inc.(a)*	575	5,072
HealthStream, Inc.(a)*	6,062	147,367
MedAssets, Inc.*	13,939	233,757
Medidata Solutions, Inc.*	4,602	180,352
Merge Healthcare, Inc.*	9,013	22,262
Omnicell, Inc.*	9,363	139,228
Quality Systems, Inc.(a)	4,774	82,877
Simulations Plus, Inc.	800	3,512
		924,126
Hotels, Restaurants & Leisure — 4.0%
AFC Enterprises, Inc.*	6,349	165,899
Ambassadors Group, Inc.	3,300	14,058
Ameristar Casinos, Inc.	9,200	241,408
Bally Technologies, Inc.*	10,699	478,352
Biglari Holdings, Inc.*	332	129,487
BJ's Restaurants, Inc.*	5,454	179,437
Bluegreen Corp.(a)*	7,100	66,598
Bob Evans Farms, Inc.	7,000	281,400
Boyd Gaming Corp.(a)*	16,663	110,642
Bravo Brio Restaurant Group, Inc.*	2,802	37,631
Brinker International, Inc.	16,410	508,546
Buffalo Wild Wings, Inc.(a)*	3,233	235,427
Caribou Coffee Co., Inc.(a)*	5,058	81,889
Carrols Restaurant Group, Inc.(a)*	8,600	51,428
CEC Entertainment, Inc.	5,150	170,928
Cheesecake Factory, Inc. (The)(a)	13,476	440,935
Choice Hotels International, Inc.(a)	8,072	271,381
Churchill Downs, Inc.	3,820	253,839
Cracker Barrel Old Country Store, Inc.	5,000	321,300
DineEquity, Inc.*	3,900	261,300
Domino's Pizza, Inc.	16,189	705,031
Dover Downs Gaming & Entertainment, Inc.	3,400	7,480
Dover Motorsports, Inc.	4,000	6,760
Einstein Noah Restaurant Group, Inc.	3,600	43,956
Entertainment Gaming Asia, Inc.*	2,182	4,189
Famous Dave's Of America, Inc.(a)*	2,145	19,713
Fiesta Restaurant Group, Inc.*	8,600	131,752
Frisch's Restaurants, Inc.(a)	695	12,858
Full House Resorts, Inc.*	4,300	14,835
Gaming Partners International Corp.(a)	1,300	9,035
International Speedway Corp., Class A	6,832	188,700
Interval Leisure Group, Inc.	15,989	310,027
Isle of Capri Casinos, Inc.*	3,087	17,287
Jack in the Box, Inc.*	14,400	411,840
Kona Grill, Inc.*	1,540	13,352
Krispy Kreme Doughnuts, Inc.(a)*	15,525	145,624
Life Time Fitness, Inc.(a)*	10,707	526,891
Luby's, Inc.*	7,260	48,569
Marcus Corp.	4,500	56,115
Marriott Vacations Worldwide Corp.*	1,353	56,380
Monarch Casino & Resort, Inc.*	3,600	39,276
MTR Gaming Group, Inc.*	6,300	26,271
Multimedia Games Holding Co., Inc.*	6,030	88,701
Nathan's Famous, Inc.*	1,385	46,675
Orient-Express Hotels Ltd., Class A*	24,567	287,188
Papa John's International, Inc.*	6,315	346,946
Pinnacle Entertainment, Inc.*	13,499	213,689

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Red Lion Hotels Corp.(a)*	4,500	$35,505
Red Robin Gourmet Burgers, Inc.*	3,300	116,457
Rick's Cabaret International, Inc.(a)*	2,209	17,782
Ruby Tuesday, Inc.(a)*	14,262	112,099
Ruth's Hospitality Group, Inc.*	8,054	58,553
Scientific Games Corp., Class A*	19,954	173,001
SHFL Entertainment, Inc.*	13,762	199,549
Sonic Corp.*	15,175	157,972
Speedway Motorsports, Inc.(a)	10,200	181,968
Texas Roadhouse, Inc.	15,300	257,040
Town Sports International Holdings, Inc.	8,000	85,200
Vail Resorts, Inc.	8,330	450,570
Wendy's Co. (The)(a)	26,812	126,016
WMS Industries, Inc.*	10,892	190,610
		10,243,347
Household Durables — 1.4%
American Greetings Corp., Class A(a)	9,420	159,104
Bassett Furniture Industries, Inc.	2,600	32,422
Beazer Homes USA, Inc.(a)*	3,304	55,805
Blyth, Inc.(a)	4,000	62,200
California Coastal Communities, Inc.(b)*	1,800	—
Cavco Industries, Inc.*	1,100	54,978
CSS Industries, Inc.	2,100	45,969
Dixie Group, Inc. (The)(a)*	2,300	7,613
Emerson Radio Corp.*	1,300	2,249
Ethan Allen Interiors, Inc.	7,100	182,541
Flexsteel Industries, Inc.	319	6,842
Helen of Troy Ltd.*	7,111	237,436
Hooker Furniture Corp.(a)	2,500	36,325
iRobot Corp.*	5,127	96,080
KB Home(a)	18,500	292,300
La-Z-Boy, Inc.	12,086	171,017
Libbey, Inc.*	4,508	87,230
Lifetime Brands, Inc.	3,200	33,952
M.D.C. Holdings, Inc.	11,867	436,231
M/I Homes, Inc.*	6,041	160,086
Meritage Homes Corp.*	7,928	296,111
NACCO Industries, Inc., Class A	1,000	60,690
Orleans Homebuilders, Inc.(b)*	4,953	—
Ryland Group, Inc. (The)	11,100	405,150
Sealy Corp.(a)*	10,800	23,436
Skullcandy, Inc.*	758	5,905
Standard Pacific Corp.(a)*	44,971	330,537
Stanley Furniture Co., Inc.(a)*	927	4,171
Tempur-Pedic International, Inc.*	8,316	261,871
Universal Electronics, Inc.*	2,800	54,180
Zagg, Inc.(a)*	2,634	19,386
		3,621,817
Household Products — 0.4%
Central Garden and Pet Co.*	5,300	53,106
Central Garden and Pet Co., Class A*	8,850	92,482
Orchids Paper Products Co.	1,224	24,749
Spectrum Brands Holdings, Inc.*	13,807	620,349
WD-40 Co.	5,000	235,550
		1,026,236
Independent Power Producers & Energy Traders — 0.2%
Atlantic Power Corp.(a)	24,268	277,383
Genie Energy Ltd.(a)	4,900	34,790
Ormat Technologies, Inc.(a)	8,635	166,483
Synthesis Energy Systems, Inc.(a)*	5,474	5,857
		484,513
Industrial Conglomerates — 0.1%
Raven Industries, Inc.(a)	7,200	189,792
Standex International Corp.	2,700	138,483
		328,275
Insurance — 4.3%
American Equity Investment Life Holding Co.(a)	15,659	191,196
American National Insurance Co.	63	4,302
American Safety Insurance Holdings Ltd.*	1,683	31,842
Amerisafe, Inc.*	3,900	106,275
Amtrust Financial Services, Inc.(a)	16,605	476,397
Argo Group International Holdings Ltd.	6,959	233,753
Aspen Insurance Holdings Ltd.	17,232	552,803
Baldwin & Lyons, Inc., Class B	1,818	43,377
Citizens, Inc., Class A*	11,958	132,136
CNO Financial Group, Inc.	60,833	567,572
Crawford & Co., Class A(a)	10,528	59,378
Crawford & Co., Class B	3,991	31,848
Donegal Group, Inc., Class A	4,648	65,258
Eastern Insurance Holdings, Inc.	1,700	29,036
eHealth, Inc.*	4,659	128,029
EMC Insurance Group, Inc.	3,800	90,744
Employers Holdings, Inc.	8,742	179,910
Endurance Specialty Holdings Ltd.	10,080	400,075
Enstar Group Ltd.*	2,824	316,232
FBL Financial Group, Inc., Class A(a)	6,600	225,786
First Acceptance Corp.*	15,539	19,424
First American Financial Corp.	23,254	560,189
Global Indemnity PLC*	3,524	77,986
Greenlight Capital Re Ltd., Class A*	7,603	175,477
Hallmark Financial Services*	5,700	53,523
Hanover Insurance Group, Inc. (The)	7,376	285,746
Hilltop Holdings, Inc.*	14,115	191,117
Homeowners Choice, Inc.(a)	2,348	48,815
Horace Mann Educators Corp.	9,218	183,991
Independence Holding Co.(a)	3,520	33,510
Infinity Property & Casualty Corp.	4,300	250,432
Investors Title Co.(a)	292	17,520
Kemper Corp.	13,679	403,531
Maiden Holdings Ltd.	16,273	149,549
MBIA, Inc.(a)*	46,492	364,962
Meadowbrook Insurance Group, Inc.	13,262	76,654
Mercury General Corp.	2,536	100,654
Montpelier Re Holdings Ltd.	15,417	352,433
National Financial Partners Corp.(a)*	9,600	164,544
National Interstate Corp.	4,200	121,044
Navigators Group, Inc. (The)*	3,600	183,852
OneBeacon Insurance Group Ltd., Class A	4,825	67,068
Phoenix Companies, Inc. (The)*	304	7,518
Platinum Underwriters Holdings Ltd.	7,812	359,352
Primerica, Inc.	15,395	462,004
Protective Life Corp.	12,115	346,247
RLI Corp.	5,800	375,028
Safety Insurance Group, Inc.	3,900	180,063
SeaBright Holdings, Inc.	4,800	53,136
Selective Insurance Group, Inc.	13,800	265,926
StanCorp Financial Group, Inc.	8,398	307,955
State Auto Financial Corp.	9,900	147,906
Stewart Information Services Corp.(a)	3,258	84,708
Symetra Financial Corp.	25,025	324,825
Tower Group, Inc.	8,548	151,898
Unico American Corp.	1,700	20,757
United Fire Group, Inc.	6,100	133,224
Universal Insurance Holdings, Inc.(a)	8,650	37,887

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Validus Holdings Ltd.	2,261	$78,185
		11,084,589
Internet & Catalog Retail — 0.4%
1-800-Flowers.com, Inc., Class A*	9,768	35,848
Blue Nile, Inc.(a)*	466	17,941
Gaiam, Inc., Class A*	2,400	7,584
Hollywood Media Corp.(a)*	10,017	13,523
HSN, Inc.(a)	9,762	537,691
NutriSystem, Inc.	6,496	53,202
Orbitz Worldwide, Inc.*	20,694	56,288
Overstock.com, Inc.(a)*	2,600	37,206
PetMed Express, Inc.(a)	8,500	94,350
Shutterfly, Inc.(a)*	8,113	242,335
US Auto Parts Network, Inc.(a)*	6,100	11,163
Valuevision Media, Inc., Class A(a)*	7,971	14,348
Vitacost.com, Inc.(a)*	1,333	9,038
		1,130,517
Internet Software & Services — 1.7%
Active Network, Inc. (The)(a)*	793	3,894
AOL, Inc.*	8,187	242,417
Bankrate, Inc.(a)*	838	10,433
Blucora, Inc.*	9,900	155,529
comScore, Inc.*	2,169	29,889
Constant Contact, Inc.*	3,730	53,003
CoStar Group, Inc.*	5,232	467,584
Dealertrack Technologies, Inc.*	8,700	249,864
Demand Media, Inc.(a)*	7,316	67,966
Dice Holdings, Inc.*	21,227	194,864
Digital River, Inc.*	8,400	120,876
Earthlink, Inc.	26,700	172,482
Envestnet, Inc.*	4,901	68,369
Internap Network Services Corp.*	18,988	131,777
Ipass, Inc.(a)*	14,400	26,352
j2 Global, Inc.(a)	9,900	302,742
Keynote Systems, Inc.	3,480	49,033
KIT Digital, Inc.*	9,981	4,791
Limelight Networks, Inc.*	23,946	53,160
Market Leader, Inc.*	7,323	47,966
Monster Worldwide, Inc.(a)*	4,294	24,132
Move, Inc.*	9,601	72,872
NIC, Inc.	15,366	251,080
Onvia, Inc.(a)*	181	662
Perficient, Inc.*	7,000	82,460
QuinStreet, Inc.*	9,301	62,503
RealNetworks, Inc.*	7,600	57,456
Reis, Inc.*	2,638	34,373
Responsys, Inc.*	1,377	8,207
Soundbite Communications, Inc.(a)	700	2,002
Spark Networks, Inc.(a)*	6,600	51,480
Stamps.com, Inc.*	3,476	87,595
support.com, Inc.(a)*	11,250	47,025
TechTarget, Inc.*	10,402	57,731
Tower Automotive, Inc.(b)*	6,500	—
United Online, Inc.	31,957	178,640
Valueclick, Inc.*	16,915	328,320
VistaPrint NV(a)*	7,215	237,085
Web.com Group, Inc.(a)*	8,914	131,927
XO Group, Inc.*	6,500	60,450
Zix Corp.*	8,420	23,576
		4,252,567
IT Services — 2.9%
Acxiom Corp.*	19,589	342,024
Booz Allen Hamilton Holding Corp.(a)	6,370	88,670
CACI International, Inc., Class A*	6,700	368,701
Cardtronics, Inc.*	10,264	243,667
Cass Information Systems, Inc.(a)	1,793	75,665
Ciber, Inc.*	15,799	52,769
Computer Task Group, Inc.*	4,027	73,412
Convergys Corp.(a)	29,137	478,138
CoreLogic, Inc.*	16,824	452,902
CSG Systems International, Inc.*	10,600	192,708
Dynamics Research Corp.(a)*	2,200	12,870
Edgewater Technology, Inc.*	2,300	8,740
Euronet Worldwide, Inc.*	11,728	276,781
ExlService Holdings, Inc.*	7,800	206,700
Forrester Research, Inc.	8,761	234,795
Global Cash Access Holdings, Inc.*	21,692	170,065
Hackett Group, Inc. (The)	8,900	38,092
Heartland Payment Systems, Inc.	9,197	271,311
Higher One Holdings, Inc.(a)*	2,831	29,839
iGate Corp.*	16,379	258,297
Innodata, Inc.(a)*	5,684	21,486
Lender Processing Services, Inc.	14,786	364,031
Lionbridge Technologies, Inc.*	7,037	28,289
Mantech International Corp., Class A(a)	5,280	136,963
Mattersight Corp.(a)*	2,167	10,770
MAXIMUS, Inc.	8,800	556,336
ModusLink Global Solutions, Inc.*	3,550	10,295
MoneyGram International, Inc.*	1,663	22,101
NeuStar, Inc., Class A*	12,293	515,445
Official Payments Holdings, Inc.*	3,900	21,996
Online Resources Corp.*	7,229	16,410
PRGX Global, Inc.*	3,839	24,762
Sapient Corp.*	32,503	343,232
Syntel, Inc.	9,300	498,387
TeleTech Holdings, Inc.*	13,200	234,960
TNS, Inc.*	4,841	100,354
Unisys Corp.*	8,067	139,559
Virtusa Corp.*	7,876	129,403
WEX, Inc.*	6,160	464,279
		7,515,204
Leisure Equipment & Products — 0.6%
Arctic Cat, Inc.*	3,625	121,039
Black Diamond, Inc.*	1,900	15,580
Brunswick Corp.	22,345	650,016
Callaway Golf Co.(a)	14,609	94,959
Cybex International, Inc.(a)*	4,100	10,209
Escalade, Inc.(a)	1,950	10,335
Jakks Pacific, Inc.	5,129	64,215
Johnson Outdoors, Inc., Class A*	1,000	19,920
Leapfrog Enterprises, Inc.(a)*	12,889	111,232
Marine Products Corp.	10,020	57,314
Nautilus, Inc.*	3,121	10,955
Smith & Wesson Holding Corp.(a)*	12,562	106,023
Steinway Musical Instruments, Inc.*	2,573	54,419
Sturm Ruger & Co., Inc.(a)	6,513	295,690
		1,621,906
Life Sciences Tools & Services — 0.4%
Affymetrix, Inc.(a)*	1,353	4,289
Albany Molecular Research, Inc.*	3,398	17,941
BioClinica, Inc.*	3,200	18,304
Cambrex Corp.*	7,028	79,979
Charles River Laboratories International, Inc.*	12,156	455,485
Enzo Biochem, Inc.(a)*	1,949	5,262
Furiex Pharmaceuticals, Inc.*	1,597	30,758

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
Harvard Bioscience, Inc.*	10,123	$44,339
Luminex Corp.*	856	14,347
Parexel International Corp.*	14,526	429,824
pSivida Corp.(a)*	1,891	2,288
Strategic Diagnostics, Inc.*	7,150	7,651
		1,110,467
Machinery — 4.3%
Accuride Corp.(a)*	1,836	5,894
Actuant Corp., Class A	18,251	509,385
Adept Technology, Inc.*	1,000	2,610
Alamo Group, Inc.	2,600	84,864
Albany International Corp., Class A	7,000	158,760
Altra Holdings, Inc.	9,567	210,952
American Railcar Industries, Inc.	5,900	187,207
Ampco-Pittsburgh Corp.	2,200	43,956
Astec Industries, Inc.	5,264	175,449
Barnes Group, Inc.	13,700	307,702
Blount International, Inc.*	11,988	189,650
Briggs & Stratton Corp.(a)	11,900	250,852
Cascade Corp.	2,400	154,320
Chart Industries, Inc.*	6,034	402,287
CIRCOR International, Inc.	3,584	141,891
Columbus McKinnon Corp.*	4,066	67,170
Commercial Vehicle Group, Inc.*	6,000	49,260
Douglas Dynamics, Inc.(a)	6,195	89,146
Dynamic Materials Corp.	2,800	38,920
Eastern Co. (The)(a)	500	7,910
Energy Recovery, Inc.*	8,000	27,200
EnPro Industries, Inc.(a)*	6,974	285,237
ESCO Technologies, Inc.	5,822	217,801
Federal Signal Corp.*	13,749	104,630
Flow International Corp.*	8,079	28,276
FreightCar America, Inc.	2,400	53,808
Gorman-Rupp Co. (The)	4,364	130,178
Graham Corp.	1,900	37,050
Greenbrier Cos., Inc.*	6,166	99,704
Hardinge, Inc.	2,400	23,856
Harsco Corp.	15,460	363,310
Hurco Cos., Inc.*	1,000	23,000
Hyster-Yale Materials Handling, Inc.	2,000	97,600
ITT Corp.	13,848	324,874
John Bean Technologies Corp.	6,469	114,954
Kadant, Inc.*	3,400	90,134
Kaydon Corp.	7,475	178,877
Key Technology, Inc.*	1,100	11,484
LB Foster Co., Class A	1,776	77,149
Lindsay Corp.(a)	2,399	192,208
Lydall, Inc.*	3,767	54,019
Manitex International, Inc.*	1,300	9,282
Manitowoc Co., Inc. (The)	32,949	516,640
Meritor, Inc.*	14,900	70,477
Met-Pro Corp.	4,417	42,801
Mfri, Inc.*	1,900	10,773
Middleby Corp.*	4,140	530,789
Miller Industries, Inc.	2,958	45,109
Mueller Industries, Inc.	8,775	439,013
Mueller Water Products, Inc., Class A	38,191	214,252
NN, Inc.*	4,300	39,388
Omega Flex, Inc.	488	6,032
PMFG, Inc.(a)*	2,118	19,253
RBC Bearings, Inc.*	4,700	235,329
Robbins & Myers, Inc.	11,014	654,782
Sauer-Danfoss, Inc.	10,900	581,733
Sun Hydraulics Corp.	5,700	148,656
Supreme Industries, Inc., Class A*	1,197	4,082
Tennant Co.	3,939	173,119
Terex Corp.*	1,916	53,859
Titan International, Inc.(a)	8,474	184,055
Toro Co. (The)	10,509	451,677
Trimas Corp.*	10,000	279,600
Trinity Industries, Inc.	11,028	395,023
Twin Disc, Inc.(a)	2,200	38,346
Wabash National Corp.*	4,316	38,715
Watts Water Technologies, Inc., Class A	7,500	322,425
		11,118,744
Marine — 0.1%
Baltic Trading Ltd.	2,723	8,114
Genco Shipping & Trading Ltd.(a)*	3,877	13,531
International Shipholding Corp.	710	11,701
Matson, Inc.	9,500	234,840
		268,186
Media — 1.8%
AH Belo Corp., Class A	494	2,297
Arbitron, Inc.	6,200	289,416
Ballantyne Strong, Inc.*	3,464	11,431
Beasley Broadcasting Group, Inc., Class A	1,657	8,103
Belo Corp., Class A	23,424	179,662
Carmike Cinemas, Inc.*	3,862	57,930
Central European Media Enterprises Ltd., Class A*	5,904	36,192
Crown Media Holdings, Inc., Class A(a)*	11,600	21,460
CTC Media, Inc.	9,899	77,014
Cumulus Media, Inc., Class A(a)*	1,510	4,032
Digital Generation, Inc.(a)*	5,600	60,816
DreamWorks Animation SKG, Inc., Class A*	17,520	290,306
Entercom Communications Corp., Class A(a)*	2,000	13,960
EW Scripps Co. (The), Class A*	9,673	104,565
Fisher Communications, Inc.	1,100	29,689
Gray Television, Inc.*	6,176	13,587
Harris Interactive, Inc.*	14,810	17,772
Harte-Hanks, Inc.	20,583	121,440
Here Media, Inc.*	499	1
Here Media, Inc., Special Shares*	499	—
Journal Communications, Inc., Class A*	16,694	90,315
Lin TV Corp., Class A*	5,092	38,343
Lions Gate Entertainment Corp.(a)*	22,251	364,916
Live Nation Entertainment, Inc.*	42,522	395,880
Madison Square Garden Co. (The), Class A*	6,138	272,220
Martha Stewart Living Omnimedia, Class A*	1,221	2,991
McClatchy Co. (The), Class A(a)*	13,196	43,151
Meredith Corp.(a)	9,000	310,050
National CineMedia, Inc.	12,983	183,450
Navarre Corp.(a)*	5,272	9,384
New York Times Co. (The), Class A(a)*	31,959	272,610
Nexstar Broadcasting Group, Inc., Class A*	2,098	22,218
Outdoor Channel Holdings, Inc.	9,100	69,160
Radio One, Inc.(a)*	6,700	5,092
Regal Entertainment Group, Class A(a)	26,218	365,741
Rentrak Corp.*	1,900	37,031
Saga Communications, Inc., Class A	837	38,920
Scholastic Corp.(a)	8,100	239,436
Sinclair Broadcast Group, Inc., Class A(a)	10,500	132,510
Valassis Communications, Inc.(a)	10,800	278,424

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
World Wrestling Entertainment, Inc., Class A	4,600	$36,294
		4,547,809
Metals & Mining — 1.5%
A.M. Castle & Co.(a)*	5,100	75,327
AMCOL International Corp.(a)	7,925	243,139
Century Aluminum Co.(a)*	19,815	173,579
Coeur d'Alene Mines Corp.*	770	18,942
Commercial Metals Co.	29,035	431,460
Contango ORE, Inc.(a)*	350	3,052
Friedman Industries, Inc.	700	7,084
General Moly, Inc.(a)*	18,758	75,220
Globe Specialty Metals, Inc.	14,315	196,831
Haynes International, Inc.	2,200	114,114
Hecla Mining Co.(a)	59,121	344,675
Horsehead Holding Corp.*	8,674	88,562
Kaiser Aluminum Corp.(a)	4,533	279,641
Materion Corp.	4,600	118,588
McEwen Mining, Inc.*	37,571	143,897
Metals USA Holdings Corp.	7,762	135,757
Mines Management, Inc.(a)*	8,088	8,331
Noranda Aluminum Holding Corp.	12,992	79,381
Olympic Steel, Inc.(a)	2,400	53,136
Revett Minerals, Inc.*	2,266	6,390
RTI International Metals, Inc.(a)*	6,900	190,164
Schnitzer Steel Industries, Inc., Class A(a)	5,061	153,500
Stillwater Mining Co.*	22,822	291,665
SunCoke Energy, Inc.*	10,023	156,259
Universal Stainless & Alloy*	1,400	51,478
Worthington Industries, Inc.(a)	17,700	460,023
		3,900,195
Multi-Utilities — 0.4%
Avista Corp.	12,400	298,964
Black Hills Corp.	7,800	283,452
CH Energy Group, Inc.	3,800	247,836
NorthWestern Corp.	8,500	295,205
		1,125,457
Multiline Retail — 0.3%
ALCO Stores, Inc.(a)*	200	1,756
Bon-Ton Stores, Inc. (The)(a)	2,700	32,724
Fred's, Inc., Class A(a)	8,987	119,617
Gordmans Stores, Inc.*	2,170	32,593
Saks, Inc.(a)*	39,776	418,046
Tuesday Morning Corp.*	9,403	58,769
		663,505
Office Electronics — 0.2%
Zebra Technologies Corp., Class A*	9,827	386,005

Oil, Gas & Consumable Fuels — 3.0%
Abraxas Petroleum Corp.(a)*	19,200	42,048
Adams Resources & Energy, Inc.	900	31,563
Alon USA Energy, Inc.	11,141	201,541
Approach Resources, Inc.*	7,841	196,103
Barnwell Industries, Inc.(a)*	2,159	6,974
Berry Petroleum Co., Class A	1,429	47,943
Bill Barrett Corp.(a)*	10,895	193,822
Black Ridge Oil and Gas, Inc.(a)*	2,059	947
BPZ Resources, Inc.(a)*	14,739	46,428
Callon Petroleum Co.*	9,264	43,541
Carrizo Oil & Gas, Inc.(a)*	9,054	189,410
Cheniere Energy, Inc.*	2,000	37,560
Clayton Williams Energy, Inc.*	2,100	84,000
Clean Energy Fuels Corp.(a)*	21,441	266,940
Cloud Peak Energy, Inc.*	15,189	293,603
Comstock Resources, Inc.(a)*	11,774	178,141
Contango Oil & Gas Co.	3,500	148,260
Crimson Exploration, Inc.*	8,391	22,991
Crosstex Energy, Inc.	15,460	221,696
CVR Energy, Inc.(c)*	21,682	—
Delek US Holdings, Inc.	12,078	305,815
DHT Holdings, Inc.	476	1,952
Double Eagle Petroleum Co.(a)*	1,550	6,107
Emerald Oil, Inc.*	294	1,541
Endeavour International Corp.(a)*	8,674	44,931
EPL Oil & Gas, Inc.*	9,173	206,851
Evolution Petroleum Corp.*	1,923	15,634
EXCO Resources, Inc.(a)	41,732	282,526
FieldPoint Petroleum Corp.(a)*	1,200	4,620
Forest Oil Corp.(a)*	18,116	121,196
FX Energy, Inc.*	2,450	10,069
Gevo, Inc.(a)*	1,075	1,656
Green Plains Renewable Energy, Inc.*	7,838	61,999
Gulfport Energy Corp.*	11,682	446,486
Halcon Resources Corp.*	11,379	78,743
Harvest Natural Resources, Inc.*	7,400	67,118
HKN, Inc.(a)*	104	7,930
Houston American Energy Corp.(a)*	6,452	1,419
James River Coal Co.(a)*	2,514	8,045
Magnum Hunter Resources Corp.(a)*	21,783	86,914
McMoRan Exploration Co.*	13,592	218,152
Miller Energy Resources, Inc.*	148	586
Nordic American Tankers Ltd.(a)	4,131	36,146
Northern Oil and Gas, Inc.*	13,240	222,697
Overseas Shipholding Group, Inc.*	2,209	1,878
Panhandle Oil and Gas, Inc., Class A(a)	1,289	36,388
PDC Energy, Inc.*	5,900	195,939
Penn Virginia Corp.(a)	7,864	34,680
Petroquest Energy, Inc.*	12,273	60,751
Quicksilver Resources, Inc.(a)*	2,476	7,081
Rentech, Inc.	37,814	99,451
Rex American Resources Corp.*	1,575	30,382
Rex Energy Corp.*	10,555	137,426
Royale Energy, Inc.(a)*	1,600	4,128
SemGroup Corp., Class A*	8,201	320,495
Ship Finance International Ltd.(a)	16,636	276,657
Stone Energy Corp.*	10,392	213,244
Swift Energy Co.*	9,200	141,588
Synergy Resources Corp.(a)*	5,822	31,381
Targa Resources Corp.	7,980	421,663
Teekay Corp.(a)	6,917	222,036
Triangle Petroleum Corp.(a)*	7,356	44,062
Vaalco Energy, Inc.*	13,164	113,869
W&T Offshore, Inc.(a)	15,533	248,994
Warren Resources, Inc.*	4,599	12,923
Western Refining, Inc.	19,043	536,822
Zion Oil & Gas, Inc.(a)*	3,151	5,577
		7,690,059
Paper & Forest Products — 0.9%
Buckeye Technologies, Inc.	10,000	287,100
Clearwater Paper Corp.*	5,312	208,018
Deltic Timber Corp.(a)	2,800	197,736
KapStone Paper and Packaging Corp.	11,229	249,171
Louisiana-Pacific Corp.*	34,384	664,299
Mercer International, Inc.(a)*	9,357	66,996
Neenah Paper, Inc.	3,300	93,951
P. H. Glatfelter Co.	10,600	185,288
Resolute Forest Products*	3,094	40,965

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Paper & Forest Products (Continued)
Schweitzer-Mauduit International, Inc.	6,200	$241,986
Wausau Paper Corp.	11,200	96,992
		2,332,502
Personal Products — 0.5%
CCA Industries, Inc.(a)	556	2,407
Elizabeth Arden, Inc.(a)*	10,900	490,609
Inter Parfums, Inc.	6,746	131,277
Medifast, Inc.*	3,300	87,087
Natural Alternatives International, Inc.*	1,000	4,910
Natures Sunshine Products, Inc.	2,700	39,096
Nutraceutical International Corp.	2,300	38,042
Prestige Brands Holdings, Inc.*	11,200	224,336
Revlon, Inc., Class A*	13,381	194,025
United-Guardian, Inc.(a)	600	11,634
USANA Health Sciences, Inc.(a)*	3,400	111,962
		1,335,385
Pharmaceuticals — 0.8%
Akorn, Inc.(a)*	4,529	60,507
Corcept Therapeutics, Inc.(a)*	4,500	6,435
Cumberland Pharmaceuticals, Inc.*	5,912	24,830
Depomed, Inc.(a)*	7,736	47,886
Endocyte, Inc.(a)*	894	8,028
Hi-Tech Pharmacal Co., Inc.(a)	2,678	93,677
Impax Laboratories, Inc.*	14,300	293,007
Lannett Co., Inc.*	4,650	23,064
Medicines Co. (The)*	21,641	518,735
Obagi Medical Products, Inc.*	4,700	63,873
Pain Therapeutics, Inc.(a)*	5,500	14,905
Pozen, Inc.*	10,087	50,536
Santarus, Inc.*	11,847	130,080
Sciclone Pharmaceuticals, Inc.(a)*	18,255	78,679
Sucampo Pharmaceuticals, Inc., Class A*	3,198	15,670
Transcept Pharmaceuticals, Inc.*	2,528	11,250
Viropharma, Inc.*	25,800	587,208
XenoPort, Inc.*	5,338	41,476
		2,069,846
Professional Services — 1.5%
Acacia Research Corp.*	7,978	204,636
Advisory Board Co. (The)*	5,186	242,653
Barrett Business Services, Inc.	2,100	79,989
CBIZ, Inc.(a)*	15,700	92,787
CDI Corp.(a)	4,800	82,224
Competitive Technologies, Inc.(a)*	1,800	1,152
Corporate Executive Board Co. (The)	8,393	398,332
CRA International, Inc.*	2,200	43,494
Dolan Media Co. (The)*	6,400	24,896
Exponent, Inc.*	2,610	145,716
Franklin Covey Co.*	4,000	51,600
FTI Consulting, Inc.*	9,847	324,951
GP Strategies Corp.*	3,999	82,579
Heidrick & Struggles International, Inc.	3,700	56,462
Hill International, Inc.*	9,200	33,672
Hudson Global, Inc.*	2,471	11,070
Huron Consulting Group, Inc.*	5,651	190,382
ICF International, Inc.*	4,955	116,145
Insperity, Inc.	5,700	185,592
Kelly Services, Inc., Class A	8,211	129,241
Kforce, Inc.	10,079	144,432
Korn/Ferry International*	11,693	185,451
Mastech Holdings, Inc.(a)	849	4,160
Mistras Group, Inc.*	5,383	132,906
National Technical Systems, Inc.*	1,400	10,780
Navigant Consulting, Inc.*	13,900	155,124
Odyssey Marine Exploration, Inc.(a)*	10,650	31,631
On Assignment, Inc.*	12,485	253,196
Pendrell Corp.*	11,761	14,936
RCM Technologies, Inc.(a)	2,995	15,125
Resources Connection, Inc.	11,115	132,713
RPX Corp.*	1,493	13,497
SmartPros Ltd.(a)	1,000	1,250
TrueBlue, Inc.*	11,123	175,187
Volt Information Sciences, Inc.(a)*	4,949	30,931
VSE Corp.(a)	850	20,834
		3,819,726
Real Estate Investment Trusts (REITs) — 0.2%
Ryman Hospitality Properties	11,341	436,175
Real Estate Management & Development — 0.7%
Alexander & Baldwin, Inc.*	9,817	288,325
Altisource Asset Management Corp.(a)*	596	48,872
Altisource Portfolio Solutions SA*	5,967	517,070
Altisource Residential Corp., Class B*	1,989	31,506
AV Homes, Inc.(a)*	2,349	33,403
Consolidated-Tomoka Land Co.(a)	1,100	34,111
Forestar Group, Inc.*	8,034	139,229
Kennedy-Wilson Holdings, Inc.(a)	8,476	118,494
St. Joe Co. (The)(a)*	14,178	327,228
Tejon Ranch Co.*	8,031	225,511
Thomas Properties Group, Inc.(a)	13,872	75,048
		1,838,797
Road & Rail — 1.3%
AMERCO, Inc.	4,600	583,326
Arkansas Best Corp.(a)	5,700	54,435
Avis Budget Group, Inc.*	26,153	518,352
Celadon Group, Inc.	5,010	90,531
Con-way, Inc.	13,191	366,974
Covenant Transportation Group, Inc., Class A*	1,500	8,295
Heartland Express, Inc.(a)	23,624	308,766
Knight Transportation, Inc.	20,700	302,841
Marten Transport Ltd.	4,614	84,851
Old Dominion Freight Line, Inc.*	4,208	144,250
P.A.M. Transportation Services, Inc.	3,196	32,695
Quality Distribution, Inc.*	6,100	36,600
Roadrunner Transportation Systems, Inc.*	6,056	109,856
Saia, Inc.*	3,200	73,984
Swift Transportation Co.*	21,134	192,742
Universal Truckload Services, Inc.	3,300	60,225
USA Truck, Inc.(a)*	1,900	6,517
Werner Enterprises, Inc.	17,675	383,017
		3,358,257
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Energy Industries, Inc.*	9,400	129,814
Alpha & Omega Semiconductor Ltd.(a)*	3,174	26,662
Amkor Technology, Inc.(a)*	43,398	184,441
Amtech Systems, Inc.(a)*	2,200	7,084
Anadigics, Inc.(a)*	14,200	35,784
Applied Micro Circuits Corp.*	14,675	123,270
ATMI, Inc.*	7,200	150,336
Axcelis Technologies, Inc.*	20,139	27,993
AXT, Inc.*	12,200	34,282
Brooks Automation, Inc.	16,574	133,421
Cabot Microelectronics Corp.(a)	5,200	184,652
Cascade Microtech, Inc.*	3,500	19,600
Ceva, Inc.*	4,175	65,756
Cirrus Logic, Inc.(a)*	5,749	166,549

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Cohu, Inc.	5,200	$56,368
Cyberoptics Corp.(a)*	1,700	12,614
Cymer, Inc.(a)*	8,635	780,863
Diodes, Inc.*	9,250	160,487
DSP Group, Inc.*	2,800	16,128
Entegris, Inc.*	33,988	312,010
Entropic Communications, Inc.*	13,401	70,891
Exar Corp.*	11,669	103,854
Fairchild Semiconductor International, Inc.*	26,822	386,237
First Solar, Inc.(a)*	8,469	261,523
FormFactor, Inc.*	1,840	8,390
GigOptix, Inc.(a)*	1,578	3,030
GSI Technology, Inc.*	6,498	40,742
GT Advanced Technologies, Inc.(a)*	33,248	100,409
Hittite Microwave Corp.*	3,315	205,861
Inphi Corp.*	2,744	26,288
Integrated Device Technology, Inc.*	33,300	243,090
Integrated Silicon Solution, Inc.*	5,884	52,956
International Rectifier Corp.(a)*	14,106	250,099
Intersil Corp., Class A	31,221	258,822
IXYS Corp.	7,000	63,980
Kopin Corp.(a)*	16,230	54,046
Kulicke & Soffa Industries, Inc.*	18,199	218,206
Lattice Semiconductor Corp.*	32,718	130,545
LTX-Credence Corp.*	10,591	69,477
Magnachip Semiconductor Corp.*	4,917	78,279
MaxLinear, Inc., Class A*	276	1,386
MEMSIC, Inc.*	1,209	4,038
Micrel, Inc.	15,500	147,250
Microsemi Corp.*	21,875	460,250
Mindspeed Technologies, Inc.(a)*	2,549	11,929
MIPS Technologies, Inc.*	16,294	127,419
MKS Instruments, Inc.	12,552	323,591
Monolithic Power Systems, Inc.	8,400	187,152
MoSys, Inc.*	2,637	9,177
Nanometrics, Inc.*	5,800	83,636
Omnivision Technologies, Inc.*	12,416	174,817
PDF Solutions, Inc.*	8,956	123,414
Pericom Semiconductor Corp.*	5,500	44,165
Photronics, Inc.*	12,617	75,197
Pixelworks, Inc.(a)*	1,533	3,434
PLX Technology, Inc.*	6,900	25,047
PMC - Sierra, Inc.*	56,112	292,344
Power Integrations, Inc.(a)	6,500	218,465
Rambus, Inc.*	426	2,079
RF Micro Devices, Inc.*	58,119	260,373
Rubicon Technology, Inc.*	4,400	26,884
Rudolph Technologies, Inc.(a)*	7,386	99,342
Semtech Corp.*	14,810	428,749
Sigma Designs, Inc.*	7,899	40,680
Silicon Image, Inc.*	16,700	82,832
Silicon Laboratories, Inc.*	9,015	376,917
Spansion, Inc., Class A*	15,456	214,993
SunPower Corp.*	3,530	19,839
Supertex, Inc.	2,900	50,895
Tessera Technologies, Inc.	11,500	188,830
TriQuint Semiconductor, Inc.*	32,800	158,752
Ultra Clean Holdings*	4,750	23,322
Ultratech, Inc.*	5,300	197,690
Veeco Instruments, Inc.*	8,400	247,968
Volterra Semiconductor Corp.*	5,300	91,001
		10,078,696
Software — 2.7%
Accelrys, Inc.*	13,277	120,157
ACI Worldwide, Inc.*	6,131	267,863
Actuate Corp.*	14,300	80,080
Advent Software, Inc.(a)*	9,458	202,212
American Software, Inc., Class A	5,100	39,576
AsiaInfo-Linkage, Inc.*	15,273	165,712
Aspen Technology, Inc.*	4,065	112,357
Blackbaud, Inc.	5,600	127,848
Bottomline Technologies, Inc.*	7,590	200,300
Bsquare Corp.(a)*	2,300	6,785
Commvault Systems, Inc.*	4,942	344,507
Compuware Corp.*	53,853	585,382
Comverse Technology, Inc.*	14,004	53,775
Comverse, Inc.*	1,400	39,942
Digimarc Corp.	1,256	25,999
Ebix, Inc.(a)	9,036	145,209
Ellie Mae, Inc.*	976	27,084
EPIQ Systems, Inc.	8,450	107,991
ePlus, Inc.(a)	1,200	49,608
Fair Isaac Corp.	10,900	458,127
Gerber Scientific(a) (c)*	5,000	—
GSE Systems, Inc.(a)*	2,896	6,255
Guidance Software, Inc.*	1,433	17,010
Interactive Intelligence Group*	3,800	127,452
Manhattan Associates, Inc.*	5,462	329,577
Mentor Graphics Corp.*	27,195	462,859
Monotype Imaging Holdings, Inc.	7,120	113,778
NetScout Systems, Inc.*	10,385	269,906
Pervasive Software, Inc.*	5,000	44,550
Progress Software Corp.*	14,794	310,526
PROS Holdings, Inc.*	701	12,821
QAD, Inc., Class A(a)	4,909	70,690
QAD, Inc., Class B(a)	1,219	15,811
Rosetta Stone, Inc.(a)*	4,230	52,198
Seachange International, Inc.*	7,100	68,657
Solarwinds, Inc.*	3,373	176,914
SS&C Technologies Holdings, Inc.*	15,749	364,117
Synchronoss Technologies, Inc.*	1,528	32,226
Take-Two Interactive Software, Inc.*	17,890	196,969
TeleCommunication Systems, Inc., Class A*	10,596	26,172
TeleNav, Inc.*	8,331	66,481
Tyler Technologies, Inc.*	8,205	397,450
Ultimate Software Group, Inc.*	3,459	326,564
Verint Systems, Inc.*	8,369	245,714
Websense, Inc.*	8,084	121,583
		7,016,794
Specialty Retail — 4.6%
Aaron's, Inc.	19,040	538,451
Aeropostale, Inc.*	20,169	262,399
America's Car-Mart, Inc.*	2,516	101,948
Ann, Inc.*	12,800	433,152
Asbury Automotive Group, Inc.*	9,700	310,691
Barnes & Noble, Inc.(a)*	14,343	216,436
Bebe Stores, Inc.	22,995	91,750
Big 5 Sporting Goods Corp.	4,049	53,042
Body Central Corp.*	2,461	24,512
Books-A-Million, Inc.(a)*	3,928	10,448
Boyds Collection Ltd.(a) (b)*	10,600	—
Brown Shoe Co., Inc.(a)	9,937	182,543
Buckle, Inc. (The)(a)	11,975	534,564
Cabela's, Inc.*	16,600	693,050
Cache, Inc.(a)*	3,300	7,986
Casual Male Retail Group, Inc.*	8,925	37,485
Cato Corp. (The), Class A	7,100	194,753

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Chico's FAS, Inc.	7,212	$133,133
Children's Place Retail Stores, Inc. (The)*	6,000	265,740
Citi Trends, Inc.*	3,000	41,280
Coldwater Creek, Inc.(a)*	840	4,040
Conn's, Inc.(a)*	7,199	220,865
Destination Maternity Corp.(a)	2,800	60,368
DSW, Inc., Class A	2,706	177,757
Express, Inc.*	21,004	316,950
Finish Line Inc. (The), Class A	12,124	229,507
Friedmans, Inc., Class A(b)*	1,600	—
Genesco, Inc.*	5,569	306,295
Group 1 Automotive, Inc.(a)	4,900	303,751
Guess?, Inc.(a)	2,464	60,467
Haverty Furniture Cos., Inc.	4,500	73,395
hhgregg, Inc.(a)*	9,379	65,841
Hibbett Sports, Inc.(a)*	6,450	339,915
Hot Topic, Inc.(a)	9,875	95,294
Jos. A. Bank Clothiers, Inc.(a)*	6,612	281,539
Kirkland's, Inc.*	5,977	63,296
Lithia Motors, Inc., Class A	4,855	181,674
Lumber Liquidators Holdings, Inc.*	4,973	262,724
MarineMax, Inc.*	5,699	50,949
Men's Wearhouse, Inc. (The)	12,801	398,879
Monro Muffler Brake, Inc.(a)	7,750	271,017
New York & Co., Inc.*	22,433	85,470
Office Depot, Inc.(a)*	60,988	200,041
OfficeMax, Inc.	11,316	110,444
Pacific Sunwear of California, Inc.(a)*	4,122	6,554
Penske Auto Group, Inc.(a)	20,300	610,827
PEP Boys-Manny Moe & Jack (The)	11,700	115,011
Perfumania Holdings, Inc.(a)*	1,156	5,687
Pier 1 Imports, Inc.	32,366	647,320
RadioShack Corp.(a)	20,906	44,321
Rent-A-Center, Inc.	13,202	453,621
Rue21, Inc.(a)*	5,056	143,540
Select Comfort Corp.*	13,569	355,101
Shoe Carnival, Inc.	3,360	68,846
Sonic Automotive, Inc., Class A	10,127	211,553
Sport Chalet, Inc.*	800	1,312
Stage Stores, Inc.	8,600	213,108
Stein Mart, Inc.	11,157	84,124
Systemax, Inc.(a)	7,400	71,410
Tandy Leather Factory, Inc.	2,200	12,144
Trans World Entertainment(a)	5,400	18,792
Vitamin Shoppe, Inc.*	5,222	299,534
West Marine, Inc.*	4,005	43,054
Wet Seal, Inc. (The)*	20,875	57,615
Winmark Corp.(a)	1,162	66,234
Zale Corp.(a)*	6,123	25,166
Zumiez, Inc.*	6,000	116,460
		11,965,175
Textiles, Apparel & Luxury Goods — 1.6%
Cherokee, Inc.	1,700	23,307
Columbia Sportswear Co.(a)	8,700	464,232
CROCS, Inc.*	22,600	325,214
Culp, Inc.	2,400	36,024
Delta Apparel, Inc.*	1,153	16,119
G-III Apparel Group Ltd.*	4,639	158,793
Heelys, Inc.(a)*	2,200	4,906
Iconix Brand Group, Inc.(a)*	16,998	379,395
Jones Group, Inc. (The)(a)	19,161	211,921
Lakeland Industries, Inc.*	440	2,187
Maidenform Brands, Inc.*	5,100	99,399
Movado Group, Inc.	4,000	122,720
Oxford Industries, Inc.	4,374	202,779
Perry Ellis International, Inc.	3,333	66,327
Quiksilver, Inc.*	11,425	48,556
R.G. Barry Corp.	1,900	26,923
Rocky Brands, Inc.*	1,000	13,020
Skechers U.S.A., Inc., Class A*	8,898	164,613
Steven Madden Ltd.*	10,371	438,382
Superior Uniform Group, Inc.(a)	1,100	12,584
True Religion Apparel, Inc.	5,400	137,268
Unifi, Inc.*	4,533	58,974
Vera Bradley, Inc.(a)*	5,440	136,544
Warnaco Group, Inc. (The)*	8,174	585,013
Wolverine World Wide, Inc.(a)	11,000	450,780
		4,185,980
Thrifts & Mortgage Finance — 2.0%
Astoria Financial Corp.	21,700	203,112
Bank Mutual Corp.	8,663	37,251
BankFinancial Corp.	4,900	36,358
Beneficial Mutual Bancorp, Inc.*	17,310	164,445
Berkshire Hills Bancorp, Inc.	4,639	110,687
BofI Holding, Inc.*	3,191	88,933
Brookline Bancorp, Inc.	19,118	162,503
Cape Bancorp, Inc.	236	2,051
Capitol Federal Financial, Inc.	41,921	490,056
CFS Bancorp, Inc.	1,800	11,232
Charter Financial Corp.	2,028	21,497
Citizens Community Bancorp, Inc.*	400	2,370
Clifton Savings Bancorp, Inc.(a)	4,173	47,030
Dime Community Bancshares, Inc.	10,050	139,594
Doral Financial Corp.(a)*	6,300	4,562
ESB Financial Corp.	696	9,654
ESSA Bancorp, Inc.	1,900	20,691
Federal Agricultural Mortgage Corp., Class C	1,400	45,500
First Defiance Financial Corp.	1,100	21,109
First Federal Bancshares of Arkansas, Inc.(a)*	1,754	17,101
First Federal of Northern Michigan Bancorp, Inc.*	300	1,350
First Financial Holdings, Inc.	2,800	36,624
First Financial Northwest, Inc.(a)*	2,239	16,904
First Pactrust Bancorp, Inc.	1,673	20,528
Flagstar Bancorp, Inc.*	3,187	61,828
Flushing Financial Corp.	7,140	109,528
Fox Chase Bancorp, Inc.	3,230	53,779
Hampden Bancorp, Inc.(a)	300	4,503
HF Financial Corp.	110	1,445
Hingham Institution for Savings(a)	213	13,334
Home Bancorp, Inc.*	994	18,140
Home Federal Bancorp, Inc.	4,062	50,491
HopFed Bancorp, Inc.(a)	415	3,656
Kearny Financial Corp.(a)	17,221	167,905
Meridian Interstate Bancorp, Inc.*	3,210	53,864
MGIC Investment Corp.(a)*	44,075	117,239
New Hampshire Thrift Bancshares, Inc.(a)	200	2,560
Northeast Community Bancorp, Inc.	2,200	11,594
Northfield Bancorp, Inc.	8,158	124,409
Northwest Bancshares, Inc.	27,000	327,780
OceanFirst Financial Corp.	3,912	53,790
Ocwen Financial Corp.*	13,072	452,160
Oritani Financial Corp.	12,152	186,169
Provident Financial Holdings, Inc.	1,779	31,132
Provident Financial Services, Inc.	14,515	216,564

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
Provident New York Bancorp(a)	10,000	$93,100
Pulaski Financial Corp.	2,040	18,258
Radian Group, Inc.(a)	27,036	165,190
Rockville Financial, Inc.	7,084	91,384
Roma Financial Corp.(a)	4,854	73,392
SI Financial Group, Inc.(a)	2,065	23,747
Simplicity Bancorp, Inc.(a)	2,068	30,917
Territorial Bancorp, Inc.	2,302	52,601
Timberland Bancorp, Inc.*	2,600	18,044
Tree.com, Inc.	900	16,227
Trustco Bank Corp. NY(a)	17,234	90,996
United Financial Bancorp, Inc.	4,912	77,217
ViewPoint Financial Group, Inc.	8,008	167,688
Walker & Dunlop, Inc.*	1,794	29,888
Washington Federal, Inc.	23,270	392,565
Waterstone Financial, Inc.(a)*	6,900	53,820
Westfield Financial, Inc.	5,000	36,150
WSFS Financial Corp.	1,002	42,334
		5,246,530
Tobacco — 0.2%
Alliance One International, Inc.(a)*	20,000	72,800
Universal Corp.	5,600	279,496
Vector Group Ltd.	3,494	51,956
		404,252
Trading Companies & Distributors — 1.2%
Aceto Corp.	7,018	70,461
Aircastle Ltd.	15,000	188,100
Applied Industrial Technologies, Inc.	9,834	413,126
Beacon Roofing Supply, Inc.(a)*	11,700	389,376
BlueLinx Holdings, Inc.(a)*	14,231	39,989
CAI International, Inc.*	4,585	100,641
DXP Enterprises, Inc.*	2,600	127,582
GATX Corp.	10,233	443,089
H&E Equipment Services, Inc.	8,700	131,109
Houston Wire & Cable Co.	5,746	70,504
Kaman Corp., Class A(a)	5,778	212,630
Lawson Products, Inc.	1,575	15,593
Rush Enterprises, Inc., Class A*	6,000	124,020
SeaCube Container Leasing Ltd.	2,665	50,235
TAL International Group, Inc.(a)	7,400	269,212
Textainer Group Holdings Ltd.(a)	10,100	317,746
Titan Machinery, Inc.(a)*	3,710	91,637
Watsco, Inc.	1,468	109,953
Willis Lease Finance Corp.(a)*	900	12,879
		3,177,882
Transportation Infrastructure — 0.0%
Wesco Aircraft Holdings, Inc.(a)*	1,531	20,225

Water Utilities — 0.2%
American States Water Co.	3,550	170,329
Artesian Resources Corp., Class A(a)	1,300	29,159
California Water Service Group	8,600	157,810
Connecticut Water Service, Inc.(a)	1,900	56,582
Consolidated Water Co., Ltd.	2,195	16,243
Middlesex Water Co.(a)	2,337	45,712
SJW Corp.(a)	4,400	117,040
York Water Co.(a)	1,271	22,331
		615,206
Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.(a)*	532	4,016
Leap Wireless International, Inc.(a)*	17,252	114,726
NTELOS Holdings Corp.	733	9,610
Shenandoah Telecommunications Co.(a)	4,552	69,691
USA Mobility, Inc.	4,000	46,720
		244,763
TOTAL COMMON STOCKS
(Identified Cost $219,604,892)		256,656,208

PREFERRED STOCKS — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
DHT Holdings, Inc., Class A*	13	889
TOTAL PREFERRED STOCKS
(Identified Cost $1,820)		889

RIGHTS & WARRANTS — 0.0%
Construction Materials — 0.0%
U.S. Concrete, Inc., Class A, expires 8/31/17(b)*	335	—
U.S. Concrete, Inc., expires 8/31/17(b)*	335	—
Health Care Equipment & Supplies — 0.0%
Photomedex, Inc., expires 12/13/14(b)*	79t	—
Oil, Gas & Consumable Fuels — 0.0%
FieldPoint Petroleum Corp., expires 3/23/17(a)*	1,200	985
Pharmaceuticals — 0.0%
FRD Acquisition Co.(c)*	656	—
Fresenius Kabi Pharmaceuticals Holding, Inc., expires 6/30/11(b)*	13,728	—
Specialty Retail — 0.0%
Ligand Pharmaceuticals, expires 12/31/11(b)*	1,800	—
TOTAL RIGHTS & WARRANTS
(Identified Cost $87,419)		985

SHORT-TERM INVESTMENTS — 0.2%
Other — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	574,070	574,070
		574,071
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $574,071)		574,071

COLLATERAL FOR SECURITIES ON LOAN— 19.8%
Short-Term — 19.8%
State Street Navigator Securities
Lending Prime Portfolio	50,926,268	50,926,268

TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $50,926,268)		50,926,268

Total Investments — 119.6%
(Identified Cost $271,194,470)#		308,158,421
Liabilities, Less Cash and Other Assets — (19.6%)		(50,507,397)

Net Assets — 100.0%		$257,651,024

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of December 31, 2012, the market value of the securities on loan was $50,323,233.
(b)	Bankrupt security/delisted.
(c)	Contingent value rights based on future performance.
#	At December 31, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $271,194,470. Net unrealized appreciation aggregated $36,963,951 of which $67,624,210 related to appreciated investment securities and $30,660,259 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.1%
Australia — 5.3%
Alumina Ltd.(a)	256,850	$240,053
Asciano Ltd.	137,297	664,404
Bank of Queensland Ltd.(a)	90,675	692,086
Beach Energy Ltd.	1,825	2,805
Bendigo and Adelaide Bank Ltd.(a)	81,043	715,352
BlueScope Steel Ltd.(a)*	40,703	145,823
Boral Ltd.(a)	149,918	680,332
Caltex Australia Ltd.	54,126	1,079,739
Downer EDI Ltd.*	14,976	62,985
Echo Entertainment Group Ltd.	139,940	499,903
Fairfax Media Ltd.(a)	358,477	189,853
GrainCorp Ltd.	28,186	361,481
Harvey Norman Holdings Ltd.(a)	42,022	82,912
Incitec Pivot Ltd.	278,323	933,549
Lend Lease Group(a)	55,513	534,968
Macquarie Group Ltd.	53,220	1,961,401
Newcrest Mining Ltd.	13,971	321,791
Origin Energy Ltd.	221,281	2,670,150
OZ Minerals Ltd.	32,061	223,068
Primary Health Care Ltd.(a)	48,970	203,412
Qantas Airways Ltd.*	197,873	306,167
Santos Ltd.	148,428	1,710,899
Seven Group Holdings Ltd.	5,495	48,218
Sims Metal Management Ltd.(a)	38,790	372,604
Suncorp Group Ltd.	220,615	2,329,922
TABCORP Holdings Ltd.(a)	117,319	371,581
Tatts Group Ltd.	193,713	605,495
Toll Holdings Ltd.	95,693	453,138
Treasury Wine Estates Ltd.	6,566	31,979
Wesfarmers Ltd.	207,637	7,945,618
		26,441,688
Austria — 0.2%
Erste Group Bank AG*	20,746	657,893
Raiffeisen Bank International AG(a)	8,878	368,606
		1,026,499
Belgium — 1.2%
Ageas	35,476	1,040,252
Belgacom SA	918	26,906
Delhaize Group SA(a)	17,993	718,434
KBC Groep NV	17,523	604,836
S.A. D'ieteren SA	2,077	83,453
Solvay SA	13,524	1,952,009
UCB SA	31,369	1,789,547
		6,215,437
Canada — 11.3%
Aimia, Inc.	22,400	334,863
Astral Media, Inc., Class A	9,729	452,168
AuRico Gold, Inc.(a)*	5,525	45,491
Cameco Corp.	9,592	188,908
Canadian Natural Resources Ltd.	32,569	940,267
Canadian Natural Resources Ltd.	121,797	3,506,852
Canadian Tire Corp. Ltd., Class A	18,300	1,276,419
Crescent Point Energy Corp.	8,984	339,779
Empire Co., Ltd., Class A	7,800	462,260
Enerplus Corp.(a)	32,310	419,020
Ensign Energy Services, Inc.(a)	16,271	251,418
Fairfax Financial Holdings Ltd.(a)	2,700	973,243
Genworth MI Canada, Inc.(a)	3,100	70,402
George Weston Ltd.	7,700	547,136
Goldcorp, Inc.	55,056	2,020,555
Goldcorp, Inc.	63,211	2,323,943
HudBay Minerals, Inc.	800	8,059
Husky Energy, Inc.(a)	62,150	1,836,946
IAMGOLD Corp.(a)	19,359	221,674
Industrial Alliance Insurance & Financial Services, Inc.	18,285	576,841
Inmet Mining Corp.	9,029	671,797
Kinross Gold Corp.	203,700	1,978,227
Loblaw Cos., Ltd.(a)	14,700	619,655
Lundin Mining Corp.*	58,141	299,268
Magna International, Inc.(a)	50,224	2,508,423
Manulife Financial Corp.	324,499	4,407,340
Nexen, Inc.	90,992	2,430,539
Pan American Silver Corp.(a)	6,906	129,414
Pan American Silver Corp.	8,150	152,650
Pengrowth Energy Corp.(a)	40,723	202,653
Penn West Petroleum Ltd.(a)	59,572	646,806
PetroBakken Energy Ltd., Class A(a)	7,732	79,675
Precision Drilling Corp.	40,259	332,692
Progressive Waste Solutions Ltd.(a)	7,491	161,764
Quebecor, Inc., Class B	3,525	137,038
Research In Motion Ltd.(a)*	35,700	423,505
Sun Life Financial, Inc.	125,037	3,314,794
Suncor Energy, Inc.	259,369	8,529,165
Talisman Energy, Inc.	166,377	1,881,714
Teck Resources Ltd., Class B	104,620	3,802,164
Thomson Reuters Corp.(a)	106,534	3,082,385
TransAlta Corp.(a)	32,569	495,067
TransCanada Corp.(a)	4,600	217,444
Uranium One, Inc.*	43,004	101,598
Yamana Gold, Inc.	154,108	2,650,837
		56,052,858
Denmark — 1.5%
A P Moller - Maersk A/S, Class A	54	382,528
A P Moller - Maersk A/S, Class B	273	2,057,534
Carlsberg A/S, Class B	21,154	2,073,371
Danske Bank A/S*	118,786	2,010,134
FLSmidth & Co. A/S(a)	2,049	118,612
H Lundbeck A/S	6,315	92,620
Jyske Bank A/S*	9,528	264,821
Rockwool International A/S, B Shares	570	63,935
TDC A/S	54,061	382,960
		7,446,515
Finland — 0.6%
Kesko Oyj, B Shares	6,878	224,877
Neste Oil Oyj(a)	18,872	243,372
Stora Enso Oyj, R Shares	133,259	922,571
UPM-Kymmene Oyj	153,593	1,785,084
		3,175,904
France — 9.8%
Arkema SA	1,137	118,877
AXA SA	198,619	3,499,933
BNP Paribas SA	74,011	4,160,166
Bollore SA	1,451	493,368
Bouygues SA	21,751	643,110
Cap Gemini SA	21,722	942,161
Casino Guichard Perrachon SA	9,523	906,289
CIC	292	40,450
Cie de Saint-Gobain	77,815	3,309,380
Cie Generale de Geophysique-Veritas*	10,208	304,379
Cie Generale de Geophysique-Veritas, ADR	9,901	302,178
Cie Generale des Etablissements Michelin	28,432	2,686,690
Ciments Francais SA	2,122	125,230
CNP Assurances	23,137	354,413
Credit Agricole SA*	186,204	1,495,326
EDF SA(a)	32,593	601,436

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Eiffage SA	241	$10,679
France Telecom SA	358,763	3,948,929
GDF Suez	280,884	5,774,479
Lafarge SA	38,431	2,446,565
Lagardere SCA	29,198	974,482
Natixis	161,411	543,289
Peugeot SA(a)*	25,314	182,804
PPR	652	121,217
Renault SA	35,128	1,886,451
Rexel SA	14,433	294,145
Sanofi	386	36,373
SCOR SE	14,662	394,997
Societe Generale SA*	93,702	3,505,149
STMicroelectronics NV	228,137	1,616,464
Vallourec SA	381	19,859
Vivendi SA	298,408	6,676,332
		48,415,600
Germany — 8.0%
Allianz SE	9,155	1,266,419
Bayerische Motoren Werke AG	39,474	3,799,925
Celesio AG	6,399	110,183
Commerzbank AG*	386,373	731,330
Daimler AG	153,469	8,370,255
Deutsche Bank AG	72,666	3,160,417
Deutsche Bank AG(a)	48,177	2,133,759
Deutsche Lufthansa AG	50,963	957,906
Deutsche Post AG	9,793	214,576
Deutsche Telekom AG	401,806	4,558,480
E.On AG	301,790	5,612,723
Fraport AG Frankfurt Airport Services Worldwide(a)	1,171	67,909
HeidelbergCement AG	18,376	1,111,626
Metro AG	2,666	73,899
Muenchener Rueckversicherungs AG	18,030	3,236,625
RWE AG	52,911	2,181,799
Salzgitter AG	4,020	209,197
Suedzucker AG	3,495	142,964
ThyssenKrupp AG	46,312	1,085,661
Volkswagen AG	4,335	931,253
		39,956,906
Greece — 0.1%
Hellenic Petroleum SA	26,868	262,437
National Bank of Greece SA*	11,245	19,147
		281,584
Hong Kong — 2.1%
Cathay Pacific Airways Ltd.	129,000	237,001
Foxconn International Holdings Ltd.*	240,000	116,736
Henderson Land Development Co., Ltd.	192,057	1,355,402
Hongkong & Shanghai Hotels Ltd. (The)	68,495	95,617
Hopewell Holdings Ltd.	81,000	347,478
Hutchison Whampoa Ltd.	428,000	4,467,278
New World Development Co., Ltd.	766,862	1,191,227
Orient Overseas International Ltd.	35,000	226,911
Tsim Sha Tsui Properties	59,621	142,152
Wharf Holdings Ltd.	166,000	1,298,941
Wheelock & Co., Ltd.	233,000	1,169,381
		10,648,124
Ireland — 0.1%
CRH PLC, ADR	12,757	259,477

Israel — 0.6%
Bank Hapoalim B.M.*	113,462	484,497
Bank Leumi Le-Israel*	172,350	584,613
Bezeq The Israeli Telecommunication Corp. Ltd.	152,013	173,776
Elbit Systems Ltd.	4,721	188,575
Israel Chemicals Ltd.	42,327	505,850
Israel Discount Bank Ltd., Series A*	138,248	227,251
Mellanox Technologies Ltd.*	403	24,265
NICE Systems Ltd.*	15,844	530,457
Oil Refineries Ltd.*	2,959	1,587
Paz Oil Co., Ltd.*	257	38,461
Strauss Group Ltd.	405	5,302
		2,764,634
Italy — 1.1%
Banca Monte dei Paschi di Siena SpA(a)*	569,246	169,586
Banco Popolare Scarl*	36,181	60,078
Fiat SpA(a)*	123,198	616,312
Finmeccanica SpA(a)*	61,153	351,289
Parmalat SpA	24,691	57,360
Telecom Italia SpA	1,864,713	1,681,088
UniCredit SpA*	397,841	1,946,134
Unione di Banche Italiane SCPA	108,737	503,207
		5,385,054
Japan — 18.2%
77 Bank Ltd. (The)	60,000	238,933
Aeon Co., Ltd.(a)	106,700	1,215,593
Alfresa Holdings Corp.	3,400	132,256
Amada Co., Ltd.	51,000	326,716
Asahi Glass Co., Ltd.(a)	112,000	809,280
Asahi Kasei Corp.	124,000	725,665
Asatsu-DK, Inc.(a)	1,100	26,054
Bank of Kyoto Ltd. (The)(a)	45,000	378,138
Bank of Yokohama Ltd. (The)	45,000	207,768
Canon Marketing Japan, Inc.(a)	8,000	114,042
Chugoku Bank Ltd. (The)(a)	24,000	332,706
Citizen Holdings Co., Ltd.	64,400	335,994
Coca-Cola West Co., Ltd.	7,200	110,782
COMSYS Holdings Corp.	9,000	114,896
Cosmo Oil Co., Ltd.(a)	111,000	245,998
Dai Nippon Printing Co., Ltd.	119,000	924,419
Daicel Corp.	45,000	294,511
Daishi Bank Ltd. (The)	40,000	125,584
Daiwa Securities Group, Inc.	123,000	674,381
Denki Kagaku Kogyo KK	18,000	60,876
Fuji Media Holdings, Inc.	84	126,143
FUJIFILM Holdings Corp.	113,700	2,261,270
Fujikura Ltd.	65,000	200,323
Fujitsu Ltd.	227,000	943,268
Fukuoka Financial Group, Inc.	153,000	607,514
Glory Ltd.	7,800	179,526
Gunma Bank Ltd. (The)	55,000	267,271
H2O Retailing Corp.	9,000	83,523
Hachijuni Bank Ltd. (The)	68,000	338,293
Hakuhodo DY Holdings, Inc.(a)	2,090	134,372
Higo Bank Ltd. (The)	29,000	160,674
Hiroshima Bank Ltd. (The)	21,000	87,505
Hitachi Capital Corp.	3,800	77,680
Hitachi Chemical Co., Ltd.	600	8,948
Hitachi High-Technologies Corp.	1,800	36,879
Hokkoku Bank Ltd. (The)	38,000	139,482
Hokuhoku Financial Group, Inc.	172,000	252,138
House Foods Corp.	8,700	130,648
Hyakujushi Bank Ltd. (The)	35,000	128,470
Ibiden Co., Ltd.(a)	11,300	178,171
Idemitsu Kosan Co., Ltd.	7,300	630,276

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Inpex Corp.	318	$1,679,287
Isetan Mitsukoshi Holdings Ltd.	57,300	556,895
Iyo Bank Ltd. (The)	30,000	236,510
J Front Retailing Co., Ltd.	112,000	616,656
JFE Holdings, Inc.	57,200	1,057,706
Joyo Bank Ltd. (The)(a)	91,000	429,607
JTEKT Corp.	11,100	104,293
Juroku Bank Ltd. (The)	33,000	111,225
JX Holdings, Inc.	446,500	2,489,288
Kagoshima Bank Ltd. (The)	22,000	137,635
Kajima Corp.	41,000	134,403
Kamigumi Co., Ltd.	32,000	253,754
Kaneka Corp.	55,000	276,159
Kawasaki Kisen Kaisha Ltd.*	49,000	74,092
Keiyo Bank (The)	24,000	105,269
Kinden Corp.	34,000	220,165
Kobe Steel Ltd.*	86,000	108,201
Konica Minolta Holdings, Inc.	70,000	497,720
Kyocera Corp.	16,400	1,470,861
Kyowa Hakko Kirin Co., Ltd.(a)	37,000	362,590
LIXIL Group Corp.	12,600	278,804
Marui Group Co., Ltd.	55,700	441,691
Mazda Motor Corp.*	236,000	473,989
Medipal Holdings Corp.	19,700	217,158
MEIJI Holdings Co., Ltd.	9,100	392,844
Mitsubishi Chemical Holdings Corp.	206,500	1,015,398
Mitsubishi Corp.	219,400	4,170,968
Mitsubishi Gas Chemical Co., Inc.	62,000	375,714
Mitsubishi Heavy Industries Ltd.	370,000	1,772,378
Mitsubishi Logistics Corp.	10,000	142,090
Mitsubishi Materials Corp.	181,000	610,054
Mitsubishi Tanabe Pharma Corp.	27,700	360,018
Mitsubishi UFJ Financial Group, Inc.	917,400	4,881,646
Mitsubishi UFJ Financial Group, Inc., ADR	1,031,340	5,589,863
Mitsui & Co., Ltd.	149,000	2,206,579
Mitsui & Co., Ltd., ADR(a)	2,885	866,943
Mitsui Chemicals, Inc.(a)	126,000	324,326
Mitsui Engineering & Shipbuilding Co., Ltd.(a)	44,000	67,040
Mitsui OSK Lines Ltd.	172,000	504,277
Nagase & Co., Ltd.	24,000	263,450
Nanto Bank Ltd. (The)	1,000	4,513
NEC Corp.*	285,000	595,429
Nippon Electric Glass Co., Ltd.	32,000	179,881
Nippon Express Co., Ltd.	132,000	540,890
Nippon Meat Packers, Inc.	27,067	373,349
Nippon Paper Group, Inc.(a)	14,200	195,540
Nippon Sheet Glass Co., Ltd.(a)	16,000	20,869
Nippon Shokubai Co., Ltd.	18,000	183,252
Nippon Steel Sumitomo Metal Corp.(a)	812,275	1,968,924
Nippon Television Holdings, Inc.	10,300	136,842
Nippon Yusen KK(a)	228,000	528,978
Nishi-Nippon City Bank Ltd. (The)	89,000	218,815
Nisshin Seifun Group, Inc.	30,000	373,290
Nisshin Steel Holdings Co., Ltd.*	15,999	145,890
Nisshinbo Holdings, Inc.	23,000	192,209
NOK Corp.	100	1,544
Nomura Holdings, Inc.(a)	156,700	909,795
North Pacific Bank Ltd.*	32,000	89,387
NTN Corp.	32,000	85,323
Obayashi Corp.	99,000	553,079
Oji Holdings Corp.(a)	88,000	300,664
Onward Holdings Co., Ltd.	28,000	210,723
Panasonic Corp.(a)	263,000	1,584,648
Panasonic Corp., ADR(a)	98,061	595,230
Rengo Co., Ltd.(a)	18,000	90,171
Ricoh Co., Ltd.(a)	127,000	1,329,590
Rohm Co., Ltd.	14,400	465,235
San-In Godo Bank Ltd. (The)	22,000	153,887
Sankyo Co., Ltd.	3,800	150,228
SBI Holdings, Inc.(a)	32,700	287,614
Seiko Epson Corp.(a)	28,000	225,267
Seino Holdings Co., Ltd.	23,000	144,953
Sekisui House Ltd.(a)	158,000	1,717,966
Sharp Corp.(a)	154,000	538,605
Shiga Bank Ltd. (The)(a)	30,000	184,914
Shimizu Corp.	90,000	335,546
Shinsei Bank Ltd.	193,000	380,943
Showa Denko KK(a)	165,000	249,495
Showa Shell Sekiyu KK	29,700	167,295
SKY Perfect JSAT Holdings, Inc.	167	69,298
Sohgo Security Services Co., Ltd.	7,900	97,661
Sojitz Corp.	149,700	219,448
Sony Corp., ADR(a)	212,565	2,380,728
Sumitomo Bakelite Co., Ltd.	36,000	149,178
Sumitomo Chemical Co., Ltd.	91,000	282,553
Sumitomo Corp.	218,000	2,767,934
Sumitomo Electric Industries Ltd.	144,800	1,651,323
Sumitomo Forestry Co., Ltd.	28,200	265,285
Sumitomo Heavy Industries Ltd.	20,000	93,957
Sumitomo Metal Mining Co., Ltd.	41,000	571,686
Sumitomo Mitsui Financial Group, Inc.	119,600	4,300,271
Sumitomo Mitsui Trust Holdings, Inc.	227,000	788,677
Suzuken Co., Ltd.	11,400	319,624
Suzuki Motor Corp.	2,000	51,757
Taisei Corp.	181,000	597,518
Takashimaya Co., Ltd.	45,000	318,405
TDK Corp.(a)	16,100	577,954
Teijin Ltd.(a)	67,000	164,726
Toda Corp.	30,000	90,725
TOKAI RIKA Co., Ltd.	5,900	81,177
Tokyo Broadcasting System Holdings, Inc.	6,900	71,999
Tokyo Tatemono Co., Ltd.	43,000	217,891
Toppan Printing Co., Ltd.(a)	163,000	1,000,935
Tosoh Corp.	49,000	116,512
Toyo Seikan Kaisha Ltd.	47,000	624,967
Toyota Motor Corp., ADR	37,712	3,516,644
Toyota Tsusho Corp.	28,400	692,995
Ube Industries Ltd.	19,000	45,178
UNY Co., Ltd.	39,000	287,655
Wacoal Holdings Corp.	14,000	144,791
Yamada Denki Co., Ltd.(a)	9,950	381,875
Yamaguchi Financial Group, Inc.	51,000	447,394
Yamaha Corp.(a)	32,700	342,721
Yamato Kogyo Co., Ltd.	2,000	57,898
		90,444,625
Netherlands — 3.2%
Aegon NV	221,158	1,402,081
Akzo Nobel NV	47,405	3,112,658
ArcelorMittal	149,597	2,554,154
ArcelorMittal-NY Registered(a)	29,788	520,396
ING Groep NV*	308,587	2,876,084
Koninklijke DSM NV	31,703	1,916,147
Koninklijke Philips Electronics NV	129,253	3,394,238
TNT Express NV	624	6,943
		15,782,701

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
New Zealand — 0.1%
Contact Energy Ltd.*	113,218	$486,529
Norway — 1.1%
Aker ASA, Series A	481	18,348
Cermaq ASA*	833	12,552
DnB ASA	101,878	1,290,488
Marine Harvest ASA*	277,181	255,349
Norsk Hydro ASA	267,912	1,343,959
Orkla ASA	156,896	1,369,161
Petroleum Geo-Services ASA	5,242	89,933
Statoil ASA	14,171	354,418
Stolt-Nielsen Ltd.	167	3,455
Storebrand ASA*	70,912	342,200
Subsea 7 SA(a)	24,977	593,669
Veripos, Inc.*	2,343	9,275
		5,682,807
Portugal — 0.1%
Banco Espirito Santo SA*	269,431	318,294
Portugal Telecom SGPS SA(a)	6,174	30,552
		348,846
Singapore — 1.0%
CapitaLand Ltd.	363,000	1,099,505
Golden Agri-Resources Ltd.(a)	1,200,000	638,533
Indofood Agri Resources Ltd.(a)	31,000	33,879
Keppel Land Ltd.(a)	134,000	442,078
Neptune Orient Lines Ltd.(a)*	150,749	141,302
Olam International Ltd.	36,000	45,827
Overseas Union Enterprise Ltd.(a)	64,000	145,651
Singapore Airlines Ltd.(a)	165,340	1,455,041
United Industrial Corp. Ltd.	171,000	398,960
Venture Corp. Ltd.	20,000	131,963
Wilmar International Ltd.(a)	100,000	273,423
		4,806,162
Spain — 1.7%
Acciona SA	8,496	630,356
Banco de Sabadell SA*	316,881	826,078
Banco Espanol de Credito SA(a)	13,917	65,305
Banco Popular Espanol SA*	1,196,156	925,216
Banco Santander SA	464,674	3,741,416
Bankinter SA(a)	6,575	27,251
CaixaBank(a)	133,848	465,886
CaixaBank(a)	2,974	10,353
EDP Renovaveis SA*	18,086	95,347
Gas Natural SDG SA	11,817	211,819
Iberdrola SA	92,555	512,495
International Consolidated Airlines Group SA*	183,620	551,224
Repsol SA	10,049	203,406
		8,266,152
Sweden — 3.3%
Boliden AB	38,387	720,736
Holmen AB, B Shares	18,717	553,755
Husqvarna AB, Class B	4,519	27,233
Meda AB, A Shares	17,381	178,937
Nordea Bank AB	353,398	3,374,675
SSAB AB, A Shares(a)	42,025	365,440
SSAB AB, B Shares	279,497	2,374,574
SSAB Svenskt Stal AB, Series B	17,977	133,269
Svenska Cellulosa AB, Series A	922	20,005
Svenska Cellulosa AB, Series B	131,362	2,848,165
Swedbank AB, A Shares	68,639	1,340,451
Telefonaktiebolaget LM Ericsson	450,961	4,514,360
Telefonaktiebolaget LM Ericsson, A Shares	698	6,858
TeliaSonera AB	6	41
		16,458,499
Switzerland — 6.7%
ABB Ltd.*	88,943	1,823,300
Adecco SA*	32,604	1,712,454
Alpiq Holding AG*	161	23,059
Aryzta AG*	8,626	441,839
Baloise Holding AG	9,842	844,691
Banque Cantonale Vaudoise	93	49,289
Clariant AG*	3,072	41,480
Credit Suisse Group AG(a)*	156,384	3,805,945
Givaudan SA*	1,357	1,428,733
Holcim Ltd.*	63,904	4,674,113
Lonza Group AG*	5,819	314,028
Novartis AG	2,648	166,323
Sulzer AG	1,644	259,007
Swiss Life Holding AG*	5,342	709,035
Swiss Re AG*	89,565	6,453,106
UBS AG*	368,590	5,750,592
Zurich Insurance Group AG*	17,402	4,630,894
		33,127,888
United Kingdom — 21.8%
Anglo American PLC	36,498	1,122,937
Aviva PLC	469,650	2,845,703
Barclays PLC	1,498,087	6,385,681
Barclays PLC, ADR	122,013	2,113,265
BP PLC, ADR	451,186	18,787,385
Carnival PLC(a)	36,295	1,406,431
Carnival PLC, ADR	24,609	942,636
Eurasian Natural Resources Corp. PLC	6,258	28,871
Evraz PLC	1,926	8,100
HSBC Holdings PLC	180,214	1,893,791
HSBC Holdings PLC, ADR	190,084	10,087,758
Investec PLC	71,730	493,703
J Sainsbury PLC	294,885	1,653,118
Kazakhmys PLC	42,677	539,361
Kingfisher PLC	763,160	3,522,031
Lloyds Banking Group PLC*	5,763,788	4,486,274
Lloyds Banking Group PLC, ADR(a)*	27,715	88,688
Mondi PLC	36,769	399,888
Old Mutual PLC	790,398	2,288,020
Pearson PLC, ADR	37,990	742,325
Resolution Ltd.	212,339	853,712
Rexam PLC	113,774	805,816
Royal Bank of Scotland Group PLC*	230,284	1,213,905
Royal Bank of Scotland Group PLC, ADR(a)*	26,038	280,950
Royal Dutch Shell PLC, A Shares	4,808	165,736
Royal Dutch Shell PLC, ADR(a)	227,594	16,134,139
RSA Insurance Group PLC	40,593	82,888
Vedanta Resources PLC(a)	2,183	41,029
Vodafone Group PLC	13,561	341,602
Vodafone Group PLC, ADR	7,062,161	17,718,700
WM Morrison Supermarkets PLC	429,973	1,836,975
WPP PLC	129,121	1,862,585
Xstrata PLC	407,470	7,009,676
		108,183,679
TOTAL COMMON STOCKS
(Identified Cost $463,065,396)		491,658,168

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
PREFERRED STOCKS — 0.0%
Germany — 0.0%
Porsche Automobil Holding SE	2,731	$222,416
TOTAL PREFERRED STOCKS
(Identified Cost $169,209)		222,416

RIGHTS & WARRANTS — 0.0%
Spain — 0.0%
Repsol S.A.,(a)*	10,049	6,128

Singapore — 0.0%
Olam International Ltd., expires 01/21/13*	11,268	—
TOTAL RIGHTS & WARRANTS
(Identified Cost $6,285)		6,128

SHORT-TERM INVESTMENTS — 0.3%
United States — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,535,118	1,535,118
		1,535,119
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,535,119)		1,535,119

COLLATERAL FOR SECURITIES ON LOAN — 10.0%
Short-Term — 10.0%
State Street Navigator Securities Lending Prime Portfolio	49,863,926	49,863,926

TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $49,863,926)		49,863,926

Total Investments — 109.4%
(Identified Cost $514,639,935)#		543,285,757
Liabilities, Less Cash and Other Assets — (9.4%)		(46,900,442)

Net Assets — 100.0%		$496,385,315

†	See Note 1.
(a)	A portion or all of the security was held on loan. As of September 30, 2012, the market value of the securities on loan was $48,575,863.
*	Non-income producing security.
#	At December 31, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $514,639,935. Net unrealized appreciation aggregated $28,645,822 of which $78,263,545 related to appreciated investment securities and $49,617,723 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.8%
Brazil — 7.2%
Banco do Brasil SA	2,100	$26,256
Banco Santander Brasil SA	19,400	141,840
Banco Santander Brasil SA, ADR	121,640	884,323
BM&FBOVESPA SA	168,604	1,152,848
Fibria Celulose SA, ADR*	36,899	419,542
Gerdau SA	11,300	85,047
Gerdau SA, ADR	109,250	982,158
Hypermarcas SA*	15,400	125,005
JBS SA*	148,229	434,371
Magnesita Refratarios SA	7,500	30,220
Marfrig Alimentos SA*	26,090	108,055
MPX Energia SA*	9,600	52,278
OSX Brasil SA*	4,200	21,846
PDG Realty SA Empreendimentos e Participacoes	195,584	316,182
Petroleo Brasileiro SA	15,900	151,817
Petroleo Brasileiro SA, ADR	75,045	1,461,126
Usinas Siderurgicas de Minas Gerais SA	25,400	169,581
Vale SA, ADR	9,400	197,024
		6,759,519
Chile — 1.7%
Cia General de Electricidad SA	18,040	104,377
Cia Sud Americana de Vapores SA*	109,025	9,681
Empresas CMPC SA	133,020	491,792
Empresas COPEC SA	28,567	403,250
Enersis SA, ADR	29,100	530,202
Inversiones Aguas Metropolitanas SA	22,070	44,486
Ripley Corp. SA	14,607	13,913
Vina Concha y Toro SA	1,002	1,950
		1,599,651
China — 15.7%
Agile Property Holdings Ltd.	129,859	182,620
Agricultural Bank of China Ltd., H Shares	604,000	299,239
Aluminum Corp. of China Ltd., H Shares*	20,000	9,160
Angang Steel Co., Ltd., H Shares*	78,000	57,160
Bank of China Ltd., H Shares	4,779,902	2,146,095
Bank of Communications Co., Ltd., H Shares	581,400	437,315
BBMG Corp., H Shares	59,000	53,361
Beijing Capital International Airport Co., Ltd., H Shares	132,000	94,348
Beijing Enterprises Holdings Ltd.	36,500	237,577
Beijing Enterprises Water Group Ltd.	64,000	16,514
Chaoda Modern Agriculture Holdings Ltd.*	62,354	8,849
China Agri-Industries Holdings Ltd.	167,700	93,902
China Citic Bank Corp. Ltd., H Shares	554,000	328,790
China Coal Energy Co., Ltd., H Shares	378,000	410,634
China Communication Services Corp. Ltd., H Shares	163,600	94,772
China Communications Construction Co., Ltd., H Shares	407,000	392,252
China Construction Bank Corp., H Shares	1,505,810	1,208,401
China COSCO Holdings Co., Ltd., H Shares*	252,000	123,223
China Everbright Ltd.	72,000	138,782
China Lumena New Materials Corp.	224,000	48,841
China Merchants Holdings International Co., Ltd.	74,892	239,628
China Minsheng Banking Corp. Ltd., H Shares	321,000	370,663
China Molybdenum Co., Ltd., H Shares	65,000	28,513
China National Materials Co., Ltd., H Shares	121,000	37,155
China Petroleum & Chemical Corp., ADR	13,574	1,559,924
China Petroleum & Chemical Corp., H Shares	30,000	33,983
China Railway Construction Corp. Ltd., H Shares	145,000	164,814
China Resources Land Ltd.	96,000	261,958
China Rongsheng Heavy Industries Group Holdings Ltd.	80,500	12,879
China Shipping Container Lines Co., Ltd., H Shares*	303,200	86,843
China Shipping Development Co., Ltd., H Shares	87,543	50,035
China Southern Airlines Co., Ltd., H Shares	110,000	55,775
China Travel International Inv HK	208,000	42,669
China Unicom Hong Kong Ltd.	54,000	86,391
China Unicom Hong Kong Ltd., ADR	38,409	625,683
China Yurun Food Group Ltd.*	96,000	69,856
China ZhengTong Auto Services Holdings Ltd.*	64,000	44,341
China Zhongwang Holdings Ltd.*	154,000	57,222
Chongqing Rural Commercial Bank Co., Ltd., H Shares	115,000	63,058
Citic Pacific Ltd.	72,000	107,384
Citic Resources Holdings Ltd.*	228,000	35,005
COSCO Pacific Ltd.	117,436	166,665
Country Garden Holdings Co., Ltd.*	150,022	78,584
Dalian Port PDA Co., Ltd., H Shares	86,000	20,416
Dongfeng Motor Group Co., Ltd., H Shares	16,000	24,689
Evergrande Real Estate Group Ltd.	171,000	93,764
Fosun International Ltd.	163,500	103,785
Franshion Properties China Ltd.	238,000	85,671
GCL-Poly Energy Holdings Ltd.	567,000	114,119
Glorious Property Holdings Ltd.*	228,000	42,653
GOME Electrical Appliances Holding Ltd.*	744,000	89,270
Greentown China Holdings Ltd.	34,500	63,206
Guangshen Railway Co., Ltd., ADR	3,500	69,090
Guangzhou Automobile Group Co., Ltd., H Shares	156,870	139,447
Guangzhou R&F Properties Co., Ltd.	66,800	111,177
Harbin Electric Co., Ltd., H Shares	54,000	46,330
Hopson Development Holdings Ltd.*	58,000	92,790
Hunan Non-Ferrous Metal Corp. Ltd., H Shares*	54,000	20,762
Industrial & Commercial Bank of China Ltd., H Shares	662,000	469,755
Kaisa Group Holdings Ltd.*	13,000	4,042
Kingboard Chemical Holdings Ltd.	40,000	141,920
Kingboard Laminates Holdings Ltd.	50,000	22,965
KWG Property Holding Ltd.	72,000	54,064
Lee & Man Paper Manufacturing Ltd.	131,000	82,310
Lonking Holdings Ltd.	111,000	29,072
Maanshan Iron & Steel, H Shares*	72,000	21,737
Maoye International Holdings Ltd.	82,000	16,610
Metallurgical Corp. of China Ltd., H Shares*	187,000	36,431
Minth Group Ltd.	36,000	41,384
New World China Land Ltd.	148,800	71,800
Nine Dragons Paper Holdings Ltd.	102,000	92,119
Poly Property Group Co., Ltd.*	150,000	117,471
Renhe Commercial Holdings Co., Ltd.*	550,000	58,187
Semiconductor Manufacturing International Corp.*	1,420,000	70,534

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Semiconductor Manufacturing International Corp., ADR*	2,052	$5,233
Shanghai Industrial Holdings Ltd.	55,000	193,366
Shenzhen International Holdings	627,500	66,386
Shenzhen Investment Ltd.	112,280	45,631
Shimao Property Holdings Ltd.	130,500	247,165
Shougang Fushan Resources Group Ltd.	188,000	68,885
Shui On Land Ltd.	230,281	111,414
Sino-Ocean Land Holdings Ltd.	232,354	174,471
Sinofert Holdings Ltd.	156,000	37,637
Sinotrans Ltd., H Shares	106,000	17,095
Sinotrans Shipping Ltd.	74,573	17,992
Sinotruk Hong Kong Ltd.	60,000	45,827
Skyworth Digital Holdings Ltd.	181,623	93,028
Soho China Ltd.	195,500	156,383
Sunac China Holdings Ltd.	53,000	41,028
TCC International Holdings Ltd.	64,000	18,413
Tian An China Investment	10,000	6,773
Travelsky Technology Ltd., H Shares	118,500	63,448
Yuexiu Property Co., Ltd.	515,800	163,041
		14,681,649
Columbia — 0.2%
Cementos Argos SA	8,594	49,122
Grupo de Inversiones Suramericana SA	4,470	96,129
Grupo Nutresa SA	5,046	72,592
		217,843
Czech Republic — 0.2%
Telefonica Czech Republic AS	4,507	76,728
Unipetrol, AS*	14,712	135,446
		212,174
Hungary — 0.4%
EGIS Pharmaceuticals PLC	1,851	147,461
OTP Bank PLC	13,564	255,013
		402,474
India — 7.8%
Adani Enterprises Ltd.	12,957	64,087
Aditya Birla Nuvo Ltd.	2,706	54,150
Allahabad Bank Ltd.	1,836	5,697
Amtek Auto Ltd.	7,584	12,195
Arvind Ltd.	11,397	20,760
Ashok Leyland Ltd.	66,000	32,524
Aurobindo Pharma Ltd.	5,739	19,828
Bajaj Holdings and Investment Ltd.	1,407	24,977
Bank of Baroda	4,881	77,077
Bank of India	7,035	44,157
Bhushan Steel Ltd.	7,490	65,365
Bombay Rayon Fashions Ltd.*	1,619	7,210
Cairn India Ltd.	37,422	217,470
Canara Bank	5,493	49,832
Central Bank Of India	22,808	34,863
Corporation Bank	250	2,108
DLF Ltd.	43,285	181,546
Educomp Solutions Ltd.	5,729	14,581
EID Parry India Ltd.	7,288	27,435
Essar Oil Ltd.*	15,426	19,779
Essar Ports Ltd.	2,998	5,138
Federal Bank Ltd.	9,627	94,232
Gitanjali Gems Ltd.	6,654	64,135
Great Eastern Shipping Co., Ltd. (The)	5,045	24,290
Hexa Tradex Ltd.*	2,323	1,715
Hindalco Industries Ltd.	100,344	238,086
Housing Development & Infrastructure Ltd.*	19,968	40,654
ICICI Bank Ltd., ADR	32,610	1,422,122
IDBI Bank Ltd.	16,131	32,783
IFCI Ltd.	14,171	8,639
Indiabulls Financial Services Ltd.	1,875	9,336
Indiabulls Infrastructure and Power Ltd.*	3,507	432
Indian Bank	12,173	44,257
Indian Hotels Co., Ltd.	5,200	5,979
Indian Overseas Bank	26,718	41,718
Infrastructure Development Finance Co., Ltd.	28,677	89,710
ING Vysya Bank Ltd.	6,545	62,726
Jaiprakash Associates Ltd.	65,004	114,905
Jammu & Kashmir Bank Ltd.	2,469	58,357
Jaypee Infratech Ltd.	42,410	39,670
Jindal Saw Ltd.	11,615	27,326
JSW Energy Ltd.	54,292	67,382
JSW Steel Ltd.	10,487	155,104
Mphasis Ltd.	2,597	18,291
National Aluminium Co., Ltd.	72,404	65,017
Oriental Bank of Commerce	7,526	48,227
Piramal Healthcare Ltd.	5,669	53,927
PTC India Ltd.	3,148	4,237
Reliance Capital Ltd.	8,971	78,429
Reliance Communications Ltd.	45,829	61,646
Reliance Industries Ltd.	80,341	1,227,403
Reliance Industries Ltd., GDR(a)	16,067	490,365
Reliance Power Ltd.*	70,155	119,529
Sesa Goa Ltd.	25,874	92,087
Shree Renuka Sugars Ltd.*	48,908	28,386
Sintex Industries Ltd.	22,565	26,791
State Bank of India Ltd.	8,634	375,947
State Bank of India Ltd., GDR	1,400	125,510
Steel Authority of India Ltd.	62,625	103,613
Sterlite Industries India Ltd., ADR	26,322	226,632
Suzlon Energy Ltd.*	23,982	8,163
Syndicate Bank	19,381	45,242
Tata Chemicals Ltd.	6,115	39,448
Tata Communications Ltd.	10,678	45,731
Tata Communications Ltd., ADR	1,300	11,167
Tata Global Beverages Ltd.	6,772	19,763
Tata Steel Ltd., ADR	27,257	213,270
Union Bank of India	6,100	30,595
Unitech Ltd.*	62,501	38,329
United Phosphorus Ltd.	11,000	26,110
Videocon Industries Ltd.	6,099	23,766
		7,271,958
Indonesia — 3.1%
Adaro Energy Tbk PT	1,292,500	213,237
Alam Sutera Realty Tbk PT	520,000	32,374
Aneka Tambang Tbk PT	534,000	70,923
Bakrie and Brothers Tbk PT*	584,500	3,032
Bank Danamon Indonesia Tbk PT	298,273	174,863
Bank Mandiri Tbk PT	237,500	199,611
Bank Negara Indonesia Persero Tbk PT	1,109,366	425,905
Bank Pan Indonesia Tbk PT*	1,140,000	74,521
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	143,000	15,728
Bank Tabungan Negara Tbk PT	401,090	60,346
Bhakti Investama Tbk PT	1,922,500	107,720
Bumi Resources Minerals Tbk PT*	291,500	7,562
Bumi Resources Tbk PT	318,500	19,498
Bumi Serpong Damai Tbk PT	170,000	19,580
Ciputra Development Tbk PT	1,081,500	89,774

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Gajah Tunggal Tbk PT	257,000	$59,333
Garuda Indonesia Persero Tbk PT*	350,500	24,003
Global Mediacom Tbk PT	654,500	162,988
Holcim Indonesia Tbk PT	213,000	64,093
Indah Kiat Pulp and Paper Corp., Tbk PT*	249,000	17,569
Indika Energy Tbk PT	223,500	32,931
Indofood Sukses Makmur Tbk PT	536,500	325,658
Indomobil Sukses Internasional Tbk PT	76,000	41,795
Japfa Comfeed Indonesia Tbk PT	74,000	47,222
Lippo Karawaci Tbk PT	2,178,375	226,031
Matahari Putra Prima Tbk PT	84,500	10,083
Medco Energi Internasional Tbk PT	276,000	46,680
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	144,500	34,485
Sinar Mas Multiartha Tbk PT	7,500	3,560
Timah Tbk PT	284,500	45,461
United Tractors Tbk PT	66,000	134,911
Vale Indonesia Tbk PT	415,000	101,193
		2,892,670
Korea — 14.9%
BS Financial Group, Inc.	8,140	100,365
CJ Corp.	1,214	134,375
CJ E&M Corp.*	535	13,243
CJ Korea Express Co., Ltd.*	282	26,473
Daelim Industrial Co., Ltd.	2,458	199,749
Daewoo Engineering & Construction Co., Ltd.*	4,660	43,310
Daewoo Securities Co., Ltd.	8,857	99,277
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	4,750	120,461
Daou Technology, Inc.	4,180	61,495
DGB Financial Group, Inc.	9,150	124,356
Dongkuk Steel Mill Co., Ltd.	1,140	14,588
Doosan Corp.	538	64,827
Doosan Heavy Industries & Construction Co., Ltd.	3,080	130,039
GS Engineering & Construction Corp.	1,605	85,904
GS Holdings Corp.	4,493	302,170
Hana Financial Group, Inc.	16,650	539,668
Hanjin Heavy Industries & Construction Co., Ltd.*	2,605	30,416
Hanjin Shipping Co., Ltd.*	5,641	62,966
Hanwha Chem Corp.	8,670	148,607
Hanwha Corp.	2,710	86,572
Hanwha Life Insurance Co., Ltd.	14,250	103,290
Hite Jinro Co., Ltd.	1,300	36,915
Hyosung Corp.	1,982	136,259
Hyundai Development Co.	4,300	86,958
Hyundai Heavy Industries Co., Ltd.	1,835	414,796
Hyundai Motor Co.	461	94,088
Hyundai Securities Co.	8,977	75,551
Hyundai Steel Co.	5,135	421,132
Industrial Bank of Korea	12,480	138,139
KB Financial Group, Inc.	1,370	48,500
KB Financial Group, Inc., ADR*	27,494	987,035
KCC Corp.	487	135,104
Kolon Industries, Inc.	1,185	70,508
Korea Exchange Bank*	20,440	145,485
Korea Investment Holdings Co., Ltd.	3,470	137,915
LG Corp.	7,969	485,327
LG Display Co., Ltd.*	4,160	120,653
LG Display Co., Ltd., ADR*	33,010	477,985
LG Electronics, Inc.	9,407	646,713
LG Hausys Ltd.	526	38,913
LG Innotek Co., Ltd.*	281	21,602
LG International Corp.	1,930	87,164
LG Uplus Corp.	20,310	147,975
Lotte Chilsung Beverage Co., Ltd.	40	56,605
Lotte Confectionery Co., Ltd.	54	82,217
Lotte Shopping Co., Ltd.	974	342,991
Mirae Asset Securities Co., Ltd.	1,180	39,239
Neo Holdings Co., Ltd.(b)*	538	—
Nong Shim Co., Ltd.	200	50,720
Poongsan Corp.	2,070	64,967
POSCO	336	109,534
POSCO, ADR	22,412	1,841,146
Samsung C&T Corp.	7,619	445,508
Samsung SDI Co., Ltd.	2,604	367,283
Seah Besteel Corp.	440	11,775
Shinhan Financial Group Co., Ltd.	8,700	315,713
Shinhan Financial Group Co., Ltd., ADR*	24,410	894,382
Shinsegae Co., Ltd.	345	70,413
SK Broadband Co., Ltd.*	1,883	8,205
SK Chemicals Co., Ltd.	779	43,440
SK Holdings Co., Ltd.	2,446	408,971
SK Innovation Co., Ltd.	5,072	824,350
SK Networks Co., Ltd.	6,830	53,909
STX Corp.	3,240	25,422
STX Offshore & Shipbuilding Co., Ltd.	4,700	32,048
STX Pan Ocean Co., Ltd.	4,940	21,757
Taekwang Industrial Co., Ltd.	18	15,889
Woori Finance Holdings Co., Ltd.	16,870	185,943
Woori Finance Holdings Co., Ltd., ADR*	3,675	122,561
Woori Investment & Securities Co., Ltd.	10,440	115,558
		13,997,414
Malaysia — 3.7%
Affin Holdings Berhad	96,900	109,005
AirAsia BHD	49,900	44,711
Alliance Financial Group Berhad	97,000	139,568
AMMB Holdings Berhad	201,687	448,486
Batu Kawan Berhad	18,800	116,808
Berjaya Corp. Berhad	244,700	47,212
Berjaya Land Berhad	215,200	60,169
Boustead Holdings Berhad	45,584	77,514
DRB-Hicom Berhad	90,000	80,347
Eastern & Oriental Bhd	46,300	23,619
Gamuda Berhad	50,000	59,516
Genting Malaysia Bhd	124,200	144,183
HAP Seng Consolidated Berhad	63,800	36,302
Hap Seng Plantations Holdings Berhad	19,600	18,075
Hong Leong Financial Group Berhad	26,900	116,115
IGB Corp. Berhad	99,283	74,673
IJM Corp. Berhad	138,180	225,028
IJM Land Bhd	20,400	16,010
IJM Plantations Bhd	26,300	25,629
Jaya Tiasa Holdings BHD	5,700	3,709
Kulim Malaysia Berhad	49,400	79,156
Mah Sing Group Bhd	56,000	37,907
Malaysia Airports Holdings Bhd	15,600	26,578
Malaysian Resources Corp. Bhd	105,000	53,221
Media Prima Bhd	30,700	23,492
MISC Berhad*	85,520	120,254
MMC Corp. Berhad	109,900	94,518
Multi-Purpose Holdings BHD	32,100	36,635
Oriental Holdings Berhad	23,560	67,028
OSK Holdings Berhad	83,537	39,337
Pos Malaysia Berhad	38,700	44,041

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)
	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
PPB Group Berhad	55,300	$209,771
RHB Capital Berhad	50,249	126,362
Shell Refining Co., Federation of Malaya Berhad	8,600	23,623
Sunway Bhd*	46,200	35,957
Supermax Corp. Bhd	45,100	28,464
TA Enterprise Berhad	92,600	15,443
TA Global Berhad	55,560	4,361
TAN Chong Motor Holdings BHD	9,600	14,535
Time dotCom Bhd*	57,980	74,892
Tradewinds Malaysia Bhd	5,500	16,079
UEM Land Holdings Bhd*	74,300	51,024
Wah Seong Corp. Bhd	3,500	1,889
WCT Bhd	51,290	39,415
YTL Corp. Berhad	488,909	303,770
		3,434,431
Mexico — 7.2%
Alfa SAB de CV, Class A	314,000	667,532
Arca Continental SAB de CV	48,331	359,801
Cemex SAB de CV*	279,274	275,033
Cemex SAB de CV, ADR*	71,886	709,515
Controladora Comercial Mexicana SAB de CV	36,957	129,401
Empresas ICA SAB de CV, ADR*	1,800	18,108
Fomento Economico Mexicano SAB de CV, ADR	20,700	2,084,490
Grupo Aeroportuario del Pacifico SAB de CV, ADR	5,200	297,284
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,900	216,600
Grupo Carso SAB de CV- Ser A	47,917	235,502
Grupo Comercial Chedraui SA de CV	19,630	63,782
Grupo Financiero Banorte SAB de CV	112,200	724,518
Grupo Financiero Inbursa SA	74,100	224,599
Industrias CH SAB de CV- Ser B*	22,900	172,747
Inmuebles Carso SAB de CV*	47,917	39,664
Minera Frisco SAB de CV*	24,436	103,027
OHL Mexico SAB de CV*	13,200	28,971
Organizacion Soriana SAB de CV, Class B	94,800	361,560
TV Azteca SAB de CV	46,061	30,039
		6,742,173
Philippines — 0.9%
Alliance Global Group, Inc.	411,300	167,876
JG Summit Holdings, Inc.	54,700	52,619
Megaworld Corp.	2,020,000	136,265
Metropolitan Bank & Trust	80,019	198,769
Robinsons Land Corp.	165,600	83,682
San Miguel Corp.	86,300	221,516
SM Development Corp.	46,750	6,706
		867,433
Poland — 1.7%
Asseco Poland SA	6,993	102,461
Enea SA	9,208	46,796
Grupa Lotos SA*	10,150	135,108
Kredyt Bank SA*	9,268	49,407
Netia SA*	10,000	13,828
Orbis SA	677	8,312
PGE SA	80,727	474,949
Polski Koncern Naftowy Orlen SA*	36,737	587,526
Tauron Polska Energia SA	88,456	135,750
Zaklady Azotowe Pulawy SA	640	28,432
		1,582,569
Russia — 5.0%
Federal Hydrogenerating Co., ADR	49,024	113,098
Federal Hydrogenerating Co., JSC, ADR	18,124	41,812
Gazprom OAO, ADR	461,723	4,367,900
Lukoil OAO, ADR	890	58,873
Magnitogorsk Iron & Steel Works, GDR*	8,609	37,587
Magnitogorsk Iron & Steel Works, GDR*	11,936	52,113
Mechel, ADR	3,346	23,188
		4,694,571
South Africa — 8.3%
ABSA Group Ltd.	23,190	448,618
Aeci Ltd.	6,832	64,311
African Bank Investments Ltd.	25,482	96,788
African Rainbow Minerals Ltd.	9,374	209,982
ArcelorMittal South Africa Ltd.*	4,488	19,058
Aveng Ltd.	32,243	116,611
Barloworld Ltd.	23,324	240,737
Caxton and CTP Publishers and Printers Ltd.	18,814	38,838
DataTec Ltd.	9,936	57,489
Gold Fields Ltd., ADR	60,627	757,231
Grindrod Ltd.	15,332	28,666
Harmony Gold Mining Co., Ltd., ADR	34,777	311,602
Illovo Sugar Ltd.	3,926	13,680
Impala Platinum Holdings Ltd.	30,167	596,757
Imperial Holdings Ltd.	5,746	134,732
Investec Ltd.	25,999	180,329
JD Group Ltd.	12,010	63,751
Liberty Holdings Ltd.	8,197	107,492
Mediclinic International Ltd.	949	6,140
Mmi Holdings Ltd.	86,681	226,684
Mondi Ltd.	9,297	101,069
Nedbank Group Ltd.	20,163	447,142
Northam Platinum Ltd.	15,969	71,580
Royal Bafokeng Platinum Ltd.*	2,402	16,292
Sanlam Ltd.	195,508	1,032,485
Sappi Ltd., ADR*	44,800	161,280
Sasol Ltd., ADR	12,700	549,783
Standard Bank Group Ltd.	77,450	1,086,081
Steinhoff International Holdings Ltd.*	141,970	459,361
Telkom SA SOC Ltd.*	21,021	41,658
Tongaat Hulett Ltd.	3,850	61,219
		7,747,446
Taiwan — 12.2%
Ability Enterprise Co., Ltd.	6,000	5,620
Acer, Inc.*	225,000	195,255
Alpha Networks, Inc.	28,000	18,754
Altek Corp.	34,151	20,051
AmTRAN Technology Co., Ltd.	70,360	54,759
Asia Cement Corp.	140,898	181,223
Asia Optical Co., Inc.*	16,000	14,904
AU Optronics Corp.*	85,000	38,052
AU Optronics Corp., ADR*	60,438	271,971
BES Engineering Corp.	111,000	30,732
Capital Securities Corp.	156,661	60,153
Cathay Real Estate Development Co., Ltd.	100,000	48,383
Chang Hwa Commercial Bank	459,522	252,398
Cheng Loong Corp.	41,000	17,366
Cheng Uei Precision Industry Co., Ltd.	18,543	39,910
Chin-Poon Industrial Co., Ltd.	6,000	6,467
China Airlines Ltd.*	141,111	58,312

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
China Development Financial Holding Corp.*	1,138,468	$297,956
China Manmade Fibers Corp.*	89,000	34,633
China Motor Corp.	71,195	66,809
China Petrochemical Development Corp.	144,525	89,585
China Synthetic Rubber Corp.	56,203	63,095
Chinatrust Financial Holding Co., Ltd.	711,635	420,281
Chung Hung Steel Corp.*	48,000	15,620
CMC Magnetics Corp.*	213,000	35,868
Compal Electronics, Inc.	359,000	241,691
Compeq Manufacturing Co., Ltd.	100,000	43,046
Coretronic Corp.	38,000	29,443
CSBC Corp.	8,240	5,065
D-Link Corp.	72,000	45,497
E Ink Holdings, Inc.	18,000	13,730
E.Sun Financial Holding Co., Ltd.	338,782	189,580
Elitegroup Computer Systems Co., Ltd.	39,610	12,263
Entie Commercial Bank	7,000	3,881
Epistar Corp.	72,000	130,666
Eternal Chemical Co., Ltd.	31,000	26,848
Evergreen International Storage & Transport Corp.	17,000	11,796
Evergreen Marine Corp. Taiwan Ltd.*	105,599	63,092
Everlight Electronics Co., Ltd.	30,000	39,361
Far Eastern International Bank	72,900	29,246
Farglory Land Development Co., Ltd.	41,000	73,560
First Financial Holding Co., Ltd.	571,418	348,294
Formosa Epitaxy, Inc.*	19,000	13,348
Formosa Taffeta Co., Ltd.	67,000	64,603
Formosan Rubber Group, Inc.	23,000	16,514
Fubon Financial Holding Co., Ltd.	496,211	599,780
Getac Technology Corp.	45,000	24,407
Gigabyte Technology Co., Ltd.	52,000	46,558
Gintech Energy Corp.*	21,049	19,716
Goldsun Development & Construction Co., Ltd.	66,953	25,823
Grand Pacific Petrochemical	99,000	52,161
Green Energy Technology, Inc.*	40,149	34,081
HannStar Display Corp.*	134,000	14,766
Hey Song Corp.	15,000	19,913
Ho Tung Chemical Corp.*	34,000	16,158
Hua Nan Financial Holdings Co., Ltd.	335,456	194,072
Hung Sheng Construction Co., Ltd.	4,000	2,307
Innolux Corp.*	376,302	202,153
Inotera Memories, Inc.*	311,000	41,447
Inventec Co., Ltd.	212,282	81,509
Jih Sun Financial Holdings Co., Ltd.	81,071	23,144
King Yuan Electronics Co., Ltd.	110,100	70,142
King's Town Bank*	46,000	34,454
Kinpo Electronics	122,000	27,224
Lealea Enterprise Co., Ltd.	55,620	22,027
Lien Hwa Industrial Corp.	62,829	41,000
LITE-ON IT Corp.	31,249	26,849
Lite-On Technology Corp.	184,698	245,191
Macronix International	356,044	106,302
Masterlink Securities Corp.	113,000	35,878
Mega Financial Holding Co., Ltd.	788,898	613,971
Micro-Star International Co., Ltd.	76,374	36,689
Mitac International	138,439	49,580
Motech Industries, Inc.*	11,000	10,322
Nan Ya Printed Circuit Board Corp.	16,200	20,028
Neo Solar Power Corp.*	17,000	11,152
Nien Hsing Textile Co., Ltd.	14,962	10,434
Pan-International Industrial*	17,039	15,843
Pegatron Corp.*	153,249	198,165
POU Chen Corp.	190,133	199,699
Powertech Technology, Inc.	59,000	95,391
President Securities Corp.*	58,653	34,135
Qisda Corp.*	224,400	56,411
Radium Life Tech Co., Ltd.	37,047	31,448
Realtek Semiconductor Corp.	11,110	23,453
Ritek Corp.*	270,399	36,967
Sanyang Industry Co., Ltd.*	55,573	33,873
Shihlin Electric & Engineering Corp.	17,000	21,075
Shin Kong Financial Holding Co., Ltd.*	536,849	151,410
Shinkong Synthetic Fibers Corp.	97,151	32,485
Silicon Integrated Systems Corp.*	27,456	10,779
Sincere Navigation Corp.	27,000	24,081
Sino-American Silicon Products, Inc.	19,000	22,671
SinoPac Financial Holdings Co., Ltd.	521,008	223,374
TA Chen Stainless Pipe	72,000	37,811
Ta Chong Bank Co., Ltd.*	140,904	48,522
Taichung Commercial Bank	145,377	50,313
Tainan Spinning Co., Ltd.	58,833	29,681
Taishin Financial Holding Co., Ltd.	441,331	175,535
Taiwan Business Bank*	221,188	66,572
Taiwan Cement Corp.	286,772	384,153
Taiwan Cooperative Financial Holding	402,104	226,399
Taiwan Fertilizer Co., Ltd.	67,000	174,889
Taiwan Glass Industrial Corp.	85,164	87,982
Tatung Co., Ltd.*	139,784	35,284
Teco Electric and Machinery Co., Ltd.	247,000	189,254
Ton Yi Industrial Corp.	61,950	36,160
Tong Yang Industry Co., Ltd.	38,948	34,939
Tripod Technology Corp.	40,000	85,816
Tung Ho Steel Enterprise Corp.	43,000	43,979
U-Ming Marine Transport Corp.	20,000	31,991
Unimicron Technology Corp.	110,000	116,671
Union Bank Of Taiwan*	71,760	26,194
United Microelectronics Corp.	1,215,513	489,738
UPC Technology Corp.	43,046	24,162
Walsin Lihwa Corp.*	302,000	103,166
Walsin Technology Corp.*	3,163	774
Wan Hai Lines Ltd.*	76,650	44,213
Winbond Electronics Corp.*	311,000	54,084
Wintek Corp.*	146,099	77,479
Wistron Corp.	156,400	162,114
WT Microelectronics Co., Ltd.	21,000	26,106
Yageo Corp.*	227,000	72,073
Yang Ming Marine Transport Corp.*	117,365	56,179
YFY, Inc.	150,385	72,761
Yieh Phui Enterprise Co., Ltd.	136,213	44,655
Young Fast Optoelectronics Co., Ltd.	5,000	10,193
Yuanta Financial Holding Co., Ltd.	763,503	393,070
Yulon Motor Co., Ltd.	91,272	172,870
		11,395,961
Thailand — 3.6%
Bangchak Petroleum PCL	74,000	76,806
Bangkok Bank PCL, ADR	99,000	632,707
Bangkok Expressway PCL	63,900	72,590
Bank of Ayudhya PCL	126,400	134,292
Banpu PCL	7,650	100,533
Delta Electronics Thai PCL	56,500	59,104
Esso Thailand PCL	97,600	32,225
IRPC PCL	901,900	121,472
Kiatnakin Bank PCL	33,300	52,797
Krung Thai Bank PCL	448,375	293,151
MBK PCL	400	1,425

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand (Continued)
Precious Shipping PCL	58,400	$27,110
PTT Global Chemical PCL	185,028	423,405
PTT PCL	63,300	687,009
Sri Trang Agro-Industry PCL	67,800	38,787
Thai Airways International PCL*	96,000	69,356
Thai Oil PCL	71,700	158,213
Thai Plastic & Chemical PCL	8,100	8,142
Thaicom PCL*	52,800	39,872
Thanachart Capital PCL	81,200	100,206
TMB Bank PCL	989,400	60,160
Total Access Communication PCL	45,100	130,479
TPI Polene PCL	113,900	52,501
		3,372,342
Turkey — 2.0%
Aksigorta AS	14,835	18,129
Asya Katilim Bankasi AS*	9,747	12,075
Cimsa Cimento Sanayi VE Tica AS	4,854	24,869
Dogan Sirketler Grubu Holding AS*	69,540	35,862
Eregli Demir ve Celik Fabrikalari TAS	122,129	167,727
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	36,171	25,548
KOC Holding AS	74,071	384,483
Petkim Petrokimya Holding AS	30,112	46,756
Sekerbank TAS*	45,363	45,771
Tekfen Holding AS	23,735	96,326
Trakya Cam Sanayi AS*	19,329	26,437
Turk Hava Yollari*	41,159	144,430
Turk Sise ve Cam Fabrikalari AS	58,981	97,533
Turkiye Is Bankasi	153,274	530,975
Turkiye Sinai Kalkinma Bankasi AS	39,318	50,471
Turkiye Vakiflar Bankasi TAO	67,813	175,239
		1,882,631
TOTAL COMMON STOCKS
(Identified Cost $84,405,443)		89,754,909

PREFERRED STOCKS — 3.8%
Brazil — 3.7%
Braskem SA, PF A	9,600	60,015
Braskem SA, ADR	10,100	134,835
Gerdau SA	8,800	77,062
Klabin SA, PF	8,670	54,158
Petroleo Brasileiro SA	48,935	466,526
Petroleo Brasileiro SA, ADR	90,410	1,744,913
Suzano Papel e Celulose SA*	47,700	163,543
Usinas Siderurgicas de Minas Gerais SA, PF A	96,030	600,334
Vale SA, PF ADR	9,100	184,730
		3,486,116
Columbia — 0.1%
Grupo de Inversiones Suramericana SA	2,556	56,414
TOTAL PREFERRED STOCKS
(Identified Cost $4,793,448)		3,542,530

RIGHTS & WARRANTS — 0.0%
Malaysia — 0.0%
WCT Bhd, expires 12/11/17*	8,920	860
TOTAL RIGHTS & WARRANTS
(Identified Cost $579)		860

SHORT-TERM INVESTMENTS — 0.3%
United States — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	271,554	271,554
		271,555
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $271,555)		271,555

Total Investments — 99.9%
(Identified Cost $89,471,025)#		93,569,854
Cash and Other Assets, Less Liabilities — 0.1%		89,717

Net Assets — 100.0%		$93,659,571

†	See Note 1.
*	Non-income producing security.
(a)	144A securities. Securities exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
(b)	Bankrupt security/delisted.
#	At December 31, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $89,471,025. Net unrealized appreciation aggregated $4,098,829, of which $14,660,317 related to appreciated investment securities and $10,561,488 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.4%
Real Estate Investment Trusts (REITs) — 99.4%
Acadia Realty Trust	10,158	$254,763
Agree Realty Corp.	2,350	62,957
Alexander's, Inc.	676	223,621
Alexandria Real Estate Equities, Inc.	13,923	965,142
American Campus Communities, Inc.	16,328	753,211
American Tower Corp. REIT	19,107	1,476,398
Apartment Investment & Management Co.	30,555	826,818
Ashford Hospitality Trust, Inc.	12,145	127,644
Associated Estates Realty Corp.	9,860	158,943
AvalonBay Communities, Inc.	20,310	2,753,833
BioMed Realty Trust, Inc.	33,105	639,920
Boston Properties, Inc.	32,351	3,423,059
Brandywine Realty Trust	31,994	390,007
BRE Properties, Inc.	16,115	819,125
Camden Property Trust	17,335	1,182,420
Campus Crest Communities, Inc.	6,111	74,921
CapLease, Inc.	6,203	34,551
CBL & Associates Properties, Inc.	30,390	644,572
Cedar Realty Trust, Inc.	13,325	70,356
Colonial Properties Trust	17,917	382,886
CommonWealth REIT	18,134	287,243
Corporate Office Properties Trust	15,707	392,361
Cousins Properties, Inc.	21,935	183,157
CubeSmart	25,500	371,535
DCT Industrial Trust, Inc.	54,287	352,323
DDR Corp.	52,264	818,454
DiamondRock Hospitality Co.	35,652	320,868
Digital Realty Trust, Inc.	25,354	1,721,283
Douglas Emmett, Inc.	28,958	674,721
Duke Realty Corp.	57,120	792,254
DuPont Fabros Technology, Inc.	14,655	354,065
EastGroup Properties, Inc.	6,111	328,833
Education Realty Trust, Inc.	20,475	217,854
EPR Properties	10,560	486,922
Equity Lifestyle Properties, Inc.	8,984	604,533
Equity One, Inc.	13,403	281,597
Equity Residential	64,549	3,657,992
Essex Property Trust, Inc.	7,481	1,097,089
Excel Trust, Inc.	5,342	67,683
Extra Space Storage, Inc.	20,505	746,177
Federal Realty Investment Trust	14,280	1,485,406
FelCor Lodging Trust, Inc.*	24,513	114,476
First Industrial Realty Trust, Inc.*	18,500	260,480
First Potomac Realty Trust	11,300	139,668
Franklin Street Properties Corp.	16,295	200,591
General Growth Properties, Inc.	93,644	1,858,833
Getty Realty Corp.	5,900	106,554
Gladstone Commercial Corp.	756	13,570
Glimcher Realty Trust	28,345	314,346
Government Properties Income Trust	8,387	201,036
HCP, Inc.	89,129	4,026,848
Health Care REIT, Inc.	44,337	2,717,415
Healthcare Realty Trust, Inc.	17,845	428,458
Hersha Hospitality Trust	34,973	174,865
Highwoods Properties, Inc.	16,061	537,240
Home Properties, Inc.	10,637	652,154
Hospitality Properties Trust	27,524	644,612
Host Hotels & Resorts, Inc.	155,371	2,434,664
Inland Real Estate Corp.	20,029	167,843
Investors Real Estate Trust	10,491	91,586
Kilroy Realty Corp.	15,492	733,856
Kimco Realty Corp.	90,830	1,754,836
Kite Realty Group Trust	12,812	71,619
LaSalle Hotel Properties	18,221	462,631
Lexington Realty Trust	30,814	322,006
Liberty Property Trust	25,879	925,692
LTC Properties, Inc.	5,388	189,604
Macerich Co. (The)	29,737	1,733,667
Mack-Cali Realty Corp.	19,000	496,090
Medical Properties Trust, Inc.	28,850	345,046
MHI Hospitality Corp.	100	333
Mid-America Apartment Communities, Inc.	8,580	555,555
Mission West Properties, Inc.	4,004	36,476
Monmouth Real Estate Investment Corp., Class A	6,321	65,486
MPG Office Trust, Inc.*	10,100	31,108
National Health Investors, Inc.	3,049	172,360
National Retail Properties, Inc.	22,653	706,774
Omega Healthcare Investors, Inc.	22,840	544,734
One Liberty Properties, Inc.	1,927	39,099
Parkway Properties, Inc.	5,400	75,546
Pennsylvania Real Estate Investment Trust	11,406	201,202
Piedmont Office Realty Trust, Inc., Class A	37,606	678,788
Post Properties, Inc.	11,518	575,324
Prologis, Inc.	98,860	3,607,401
PS Business Parks, Inc.	4,582	297,738
Public Storage	31,208	4,523,912
Ramco-Gershenson Properties Trust	8,530	113,534
Realty Income Corp.	28,869	1,160,823
Regency Centers Corp.	19,504	919,029
Retail Opportunity Investments Corp.	6,492	83,487
RLJ Lodging Trust	3,631	70,332
Rouse Properties, Inc. REIT	3,272	55,362
Sabra Healthcare REIT, Inc.	7,674	166,679
Saul Centers, Inc.	3,133	134,061
Senior Housing Properties Trust	36,109	853,617
Simon Property Group, Inc.	65,429	10,343,671
SL Green Realty Corp.	19,852	1,521,656
Sovran Self Storage, Inc.	6,700	416,070
Strategic Hotels & Resorts, Inc.*	37,591	240,582
Sun Communities, Inc.	5,536	220,831
Sunstone Hotel Investors, Inc.*	29,059	311,222
Supertel Hospitality, Inc.*	2,197	2,241
Tanger Factory Outlet Centers	20,389	697,304
Taubman Centers, Inc.	12,728	1,001,948
UDR, Inc.	53,150	1,263,907
UMH Properties, Inc.	1,915	19,782
Universal Health Realty Income Trust	2,400	121,464
Urstadt Biddle Properties, Inc.	1,000	17,810
Urstadt Biddle Properties, Inc., Class A	4,100	80,688
Ventas, Inc.	61,813	4,000,537
Vornado Realty Trust	35,808	2,867,505
Washington Real Estate Investment Trust	15,250	398,788
Weingarten Realty Investors	25,000	669,250
Whitestone REIT, Class B	605	8,500
Winthrop Realty Trust	6,334	69,991
		92,570,290
TOTAL COMMON STOCKS
(Identified Cost $66,804,124)		92,570,290

SHORT-TERM INVESTMENTS — 0.2%
United States — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	167,047	167,047
		167,048
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $167,048)		167,048

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2012 (Unaudited) (Continued)

Total Investments — 99.6%
(Identified Cost $66,971,172)#	92,737,338
Cash and Other Assets, Less Liabilities — 0.4%	349,053

Net Assets — 100.0%	$93,086,391

†	See Note 1.
*	Non-income producing security.
#	At December 31, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $66,971,172. Net unrealized appreciation aggregated $25,766,166 of which $27,357,945 related to appreciated investment securities and $1,591,779 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

DFA INVESTMENT DIMENSIONS GROUP INC.
THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company
STRIP	Separate Trading of Registered Interest and Principal of Securities
SA	Special Assessment

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
—	Amounts designated as — are either zero or rounded to zero.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2012
(Unaudited)

		Shares	Value††
COMMON STOCKS — (88.1%)
Consumer Discretionary — (19.6%)
#	Accordia Golf Co., Ltd.	5,208	$4,849,231
	Aeon Fantasy Co., Ltd.	57,832	775,303
	Ahresty Corp.	78,500	437,352
	Aigan Co., Ltd.	96,200	345,044
	Aisan Industry Co., Ltd.	168,600	1,413,221
#	Akebono Brake Industry Co., Ltd.	250,800	1,176,181
#	Alpen Co., Ltd.	90,500	1,590,507
	Alpha Corp.	30,400	339,187
	Alpine Electronics, Inc.	226,900	2,097,777
	Amiyaki Tei Co., Ltd.	235	574,531
	Amuse, Inc.	31,999	617,212
#*	Anrakutei Co., Ltd.	40,000	175,263
	AOI Pro, Inc.	39,000	254,968
	AOKI Holdings, Inc.	97,100	2,212,343
	Aoyama Trading Co., Ltd.	314,300	6,024,052
*	Arata Corp.	64,000	270,577
	Arcland Sakamoto Co., Ltd.	61,300	949,423
	Arnest One Corp.	221,200	3,623,457
#	Asahi Co., Ltd.	68,400	980,376
#	Asatsu-DK, Inc.	144,600	3,447,656
*	Ashimori Industry Co., Ltd.	319,000	460,036
	ASKUL Corp.	94,200	1,260,479
	Asti Corp.	28,000	63,069
#	Atom Corp.	153,700	810,526
#	Atsugi Co., Ltd.	858,000	1,034,519
	Autobacs Seven Co., Ltd.	115,100	4,825,387
	Avex Group Holdings, Inc.	167,400	3,377,749
	Belluna Co., Ltd.	43,050	305,357
	Best Bridal, Inc.	208	188,983
#*	Best Denki Co., Ltd.	304,500	507,379
#	Bic Camera, Inc.	3,935	1,950,577
	Bookoff Corp.	43,600	341,944
#	Calsonic Kansei Corp.	784,000	3,228,814
#	Can Do Co., Ltd.	654	784,400
*	Carchs Holdings Co., Ltd.	731,400	287,426
	Central Sports Co., Ltd.	12,000	176,133
	Chiyoda Co., Ltd.	121,500	3,041,120
	Chofu Seisakusho Co., Ltd.	88,800	1,968,463
#	Chori Co., Ltd.	69,200	746,451
	Chuo Spring Co., Ltd.	202,000	695,758
*	Clarion Co., Ltd.	607,000	1,053,861
	Cleanup Corp.	131,900	941,075
#	Colowide Co., Ltd.	88,450	799,491
	Corona Corp.	76,600	948,232
#	Cross Plus, Inc.	22,000	220,889
*	DA Consortium, Inc.	66	16,435
	Daido Metal Co., Ltd.	145,000	1,266,535
#	Daidoh, Ltd.	120,500	810,378
#*	Daiei, Inc. (The)	560,100	1,293,748
	Daiichikosho Co., Ltd.	61,400	1,426,060
#	Daikoku Denki Co., Ltd.	38,700	809,119
	Daimaruenawin Co., Ltd.	400	3,260
	Dainichi Co., Ltd.	54,900	614,818
	Daisyo Corp.	54,300	668,562
#	DCM Holdings Co., Ltd.	464,700	3,055,799
	Descente, Ltd.	232,000	1,426,572
#	Doshisha Co., Ltd.	55,400	1,451,031
	Doutor Nichires Holdings Co., Ltd.	154,086	2,009,140

1

The Japanese Small Company Series
continued

		Shares	Value††
Consumer Discretionary — (Continued)
	Dunlop Sports Co., Ltd.	57,100	$670,019
	Dynic Corp.	128,000	241,667
	Eagle Industry Co., Ltd.	123,000	1,021,248
#	Edion Corp.	431,400	1,912,156
	Exedy Corp.	156,800	3,478,202
	F&A Aqua Holdings, Inc.	81,520	834,353
	FCC Co., Ltd.	163,600	3,397,925
#	Fields Corp.	60,500	825,640
	Fine Sinter Co., Ltd.	49,000	145,792
	First Juken Co., Ltd.	23,900	263,728
#	Foster Electric Co., Ltd.	96,000	1,558,939
#	France Bed Holdings Co., Ltd.	629,000	1,224,764
#	F-Tech, Inc.	29,100	396,899
#	Fuji Co., Ltd.	96,300	2,026,144
	Fuji Corp, Ltd.	113,600	630,006
#*	Fuji Kiko Co., Ltd.	148,000	454,112
	Fuji Kyuko Co., Ltd.	297,000	1,725,624
	Fuji Oozx, Inc.	6,000	24,590
#	Fujibo Holdings, Inc.	458,000	1,630,620
	Fujikura Rubber, Ltd.	72,900	219,387
#	Fujita Kanko, Inc.	346,100	1,181,941
	Fujitsu General, Ltd.	285,000	2,703,290
	FuKoKu Co., Ltd.	20,300	175,890
	Funai Electric Co., Ltd.	84,200	1,101,849
#	Furukawa Battery Co., Ltd.	56,000	348,826
#*	Futaba Industrial Co., Ltd.	273,600	1,188,329
	G-7 Holdings, Inc.	29,200	149,581
*	Gajoen Kanko Co.	37,000	—
#	Gakken Holdings Co., Ltd.	322,000	830,298
	Genki Sushi Co., Ltd.	19,400	237,181
#	Geo Holdings Corp.	1,531	1,601,704
	GLOBERIDE, Inc.	476,000	551,893
#	Goldwin, Inc.	180,000	1,068,567
*	Gourmet Kineya Co., Ltd.	87,000	547,371
	GSI Creos Corp.	239,000	316,468
	G-Tekt Corp.	26,400	563,735
#	Gulliver International Co., Ltd.	30,490	1,084,853
	Gunze, Ltd.	880,000	2,306,342
	H.I.S. Co., Ltd.	101,800	3,455,344
#	Hagihara Industries, Inc.	4,300	65,073
	HAJIME CONSTRUCTION Co., Ltd.	48,000	1,784,724
	Hakuyosha Co., Ltd.	78,000	188,554
#	Happinet Corp.	74,600	604,751
	Hard Off Corp Co., Ltd.	36,800	250,444
	Haruyama Trading Co., Ltd.	47,900	278,027
*	Haseko Corp.	6,934,500	5,514,174
	Hiday Hidaka Corp.	43,220	811,595
	Higashi Nihon House Co., Ltd.	176,000	743,454
	HI-LEX Corp.	20,700	345,732
#	Himaraya Co., Ltd.	35,900	276,801
	Hiramatsu, Inc.	353	401,918
	H-One Co., Ltd.	43,300	422,133
#	Honeys Co., Ltd.	84,750	1,115,918
	Hoosiers Corp.	1,406	1,091,474
	I Metal Technology Co., Ltd.	142,000	237,390
#	Ichibanya Co., Ltd.	33,700	1,050,277
	Ichikawa Co., Ltd.	63,000	119,196
#*	Ichikoh Industries, Ltd.	285,000	452,781
	Ikyu Corp.	857	613,739
	Imasen Electric Industrial Co., Ltd.	67,800	799,993
	Imperial Hotel, Ltd.	11,500	307,106

2

The Japanese Small Company Series
continued

		Shares	Value††
Consumer Discretionary — (Continued)
	Impress Holdings, Inc.	41,800	$61,555
	Intage, Inc.	26,900	579,038
*	Izuhakone Railway Co., Ltd.	300	18,699
*	Izutsuya Co., Ltd.	431,000	296,246
*	Janome Sewing Machine Co., Ltd.	913,000	997,826
	Japan Vilene Co., Ltd.	145,000	605,742
	Japan Wool Textile Co., Ltd. (The)	310,000	2,017,192
	Jidosha Buhin Kogyo Co., Ltd.	79,000	298,513
#*	Joban Kosan Co., Ltd.	105,000	163,136
#	Joshin Denki Co., Ltd.	205,000	2,006,944
	JVC Kenwood Holdings, Inc.	809,630	3,010,945
#	Kadokawa Group Holdings, Inc.	88,600	2,365,206
#	Kappa Create Holdings Co., Ltd.	56,000	1,207,405
	Kasai Kogyo Co., Ltd.	127,000	596,363
#	Kawai Musical Instruments Manufacturing Co., Ltd.	384,000	715,150
	Keihin Corp.	227,200	3,258,776
#	Keiyo Co., Ltd.	175,100	969,608
#	Kentucky Fried Chicken Japan, Ltd.	77,000	1,817,418
#	Kimoto Co., Ltd.	93,800	769,776
#*	Kinki Nippon Tourist Co., Ltd.	315,000	428,783
#	Kinugawa Rubber Industrial Co., Ltd.	256,000	1,610,966
#	Kisoji Co., Ltd.	70,700	1,380,895
#	Kohnan Shoji Co., Ltd.	164,500	2,011,381
#	Kojima Co., Ltd.	145,700	513,019
	Komatsu Seiren Co., Ltd.	146,000	666,798
	Komeri Co., Ltd.	146,000	3,688,368
	Konaka Co., Ltd.	116,660	794,793
*	Koshidaka Holdings Co., Ltd.	15,000	351,073
#	Kourakuen Corp.	30,000	426,271
#	K’s Holdings Corp.	400	10,182
	KU Holdings Co., Ltd.	68,200	424,396
	Kura Corp.	58,400	808,720
	Kurabo Industries, Ltd.	1,158,000	1,977,457
	Kuraudia Co., Ltd.	5,700	69,268
	Kuroganeya Co., Ltd.	11,100	40,680
#	KYB Co., Ltd.	775,000	3,157,703
	Kyoritsu Maintenance Co., Ltd.	52,660	1,137,525
	Kyoto Kimono Yuzen Co., Ltd.	59,500	676,048
#*	Laox Co., Ltd.	24,000	9,950
	LEC, Inc.	30,200	335,500
#	Look, Inc.	184,000	779,191
	Mamiya-Op Co., Ltd.	285,000	489,712
	Marche Corp.	23,000	200,137
	Mars Engineering Corp.	46,500	931,411
#*	Maruei Department Store Co., Ltd.	142,000	168,681
#*	Maruzen CHI Holdings Co., Ltd.	11,800	28,891
	Maruzen Co., Ltd.	46,000	323,841
#*	Matsuya Co., Ltd.	116,800	1,192,149
#	Matsuya Foods Co., Ltd.	47,300	847,081
#	Megane TOP Co., Ltd.	141,300	1,670,391
	Meiko Network Japan Co., Ltd.	55,000	615,238
#	Meiwa Estate Co., Ltd.	23,500	130,684
	Mikuni Corp.	108,000	223,172
	Misawa Homes Co., Ltd.	109,100	1,607,010
	Mitsuba Corp.	180,690	1,308,662
	Mitsui Home Co., Ltd.	155,000	906,314
	Mizuno Corp.	457,000	2,053,322
#*	Monogatari Corp. (The)	11,700	281,625
#	MOS Food Services, Inc.	121,900	2,243,057
	Mr Max Corp.	119,000	484,129
	Murakami Corp.	7,000	92,133

3

The Japanese Small Company Series
continued

		Shares	Value††
Consumer Discretionary — (Continued)
	Musashi Seimitsu Industry Co., Ltd.	104,300	$2,195,043
	Nafco Co., Ltd.	13,300	198,316
*	Nagawa Co., Ltd.	7,800	135,555
*	Naigai Co., Ltd.	2,643,000	1,629,976
*	Nakayamafuku Co., Ltd.	4,200	30,444
	NEC Mobiling, Ltd.	46,800	1,901,271
*	Next Co., Ltd.	11,100	108,236
#	Nice Holdings, Inc.	460,000	1,192,058
#	Nidec Copal Corp.	88,700	692,524
#	Nidec Tosok Corp.	109,300	798,196
#	Nifco, Inc.	236,100	5,237,155
	Nihon Eslead Corp.	46,000	457,302
#	Nihon Plast Co., Ltd.	1,600	9,189
	Nihon Tokushu Toryo Co., Ltd.	56,000	227,882
	Nikkato Corp.	700	3,448
*	Nippon Columbia Co., Ltd.	788,000	274,594
	Nippon Felt Co., Ltd.	67,200	322,057
#	Nippon Piston Ring Co., Ltd.	411,000	800,594
	Nippon Seiki Co., Ltd.	200,400	2,159,385
	Nishimatsuya Chain Co., Ltd.	264,200	2,090,359
	Nissan Shatai Co., Ltd.	171,023	2,150,261
#*	Nissan Tokyo Sales Holdings Co., Ltd.	236,000	885,323
#	Nissen Holdings Co., Ltd.	181,591	685,348
	Nissin Kogyo Co., Ltd.	185,300	2,869,373
	Nittan Valve Co., Ltd.	82,800	269,348
	Noritsu Koki Co., Ltd.	101,700	419,559
	Ohashi Technica, Inc.	600	3,986
	Ohsho Food Service Corp.	23,300	551,036
	Onward Holdings Co., Ltd.	685,000	5,178,648
*	OPT, Inc.	17,800	140,047
#*	Otsuka Kagu, Ltd.	25,800	227,925
	Pacific Industrial Co., Ltd.	185,500	1,016,355
	Pal Co., Ltd.	26,850	1,209,064
	Paltac Corp.	124,234	1,412,112
	PanaHome Corp.	406,200	2,727,434
#	Parco Co., Ltd.	58,100	630,431
	Paris Miki Holdings, Inc.	160,600	849,958
	PIA Corp.	19,700	261,326
	Piolax, Inc.	50,400	1,162,242
*	Pioneer Electronic Corp.	1,433,100	3,590,504
	Plenus Co., Ltd.	103,200	1,670,384
#	Point, Inc.	81,840	2,989,697
	Press Kogyo Co., Ltd.	503,000	2,291,133
	Pressance Corp.	21,600	536,244
#	Proto Corp.	31,200	539,137
	Renaissance, Inc.	12,300	90,485
#*	Renown, Inc.	242,900	313,782
#	Resort Solution Co., Ltd.	180,000	358,683
	Resorttrust, Inc.	171,208	3,370,577
#	Rhythm Watch Co., Ltd.	650,000	1,178,532
	Right On Co., Ltd.	67,325	513,721
	Riken Corp.	476,000	1,767,293
#	Ringer Hut Co., Ltd.	67,100	828,483
#	Riso Kyoiku Co., Ltd.	10,591	848,793
	Roland Corp.	92,800	743,247
	Round One Corp.	374,100	2,146,729
#	Royal Holdings Co., Ltd.	133,900	1,544,676
	Ryohin Keikaku Co., Ltd.	57,300	3,204,667
#*	Sagami Chain Co., Ltd.	74,000	571,405
#	Saizeriya Co., Ltd.	150,900	2,068,183
#	Sakai Ovex Co., Ltd.	297,000	426,247

4

The Japanese Small Company Series
continued

		Shares	Value††
Consumer Discretionary — (Continued)
	San Holdings, Inc.	13,600	$193,878
#	Sanden Corp.	607,000	2,577,924
	Sangetsu Co., Ltd.	130,325	3,181,775
#	Sanko Marketing Foods Co., Ltd.	185	189,652
#	Sankyo Seiko Co., Ltd.	132,100	447,605
	Sanoh Industrial Co., Ltd.	126,700	839,848
*	Sanyo Electric Railway Co., Ltd.	7,000	26,115
	Sanyo Housing Nagoya Co., Ltd.	425	454,215
	Sanyo Shokai, Ltd.	678,000	1,808,121
	Scroll Corp.	112,500	334,837
#*	Seiko Holdings Corp.	236,407	570,641
	Seiren Co., Ltd.	247,900	1,547,383
#	Senshukai Co., Ltd.	165,200	1,014,207
#	Septeni Holdings Co., Ltd.	401	276,306
#*	Seria Co., Ltd.	77,900	1,238,831
*	Seven Seas Holdings Co., Ltd.	432,200	75,242
*	Shidax Corp.	24,800	120,840
	Shikibo, Ltd.	700,000	886,763
	Shimachu Co., Ltd.	254,400	5,344,693
	Shimojima Co., Ltd.	22,700	246,041
	Shiroki Corp.	285,000	729,733
	Shobunsha Publications, Inc.	320,700	2,036,690
#	Shochiku Co., Ltd.	307,400	3,163,725
	Shoei Co., Ltd.	1,300	7,530
	Showa Corp.	320,400	3,182,851
	SKY Perfect JSAT Holdings, Inc.	8,199	3,424,068
	SNT Corp.	103,800	446,572
	Soft99 Corp.	70,600	426,993
	Sotoh Co., Ltd.	49,700	455,024
	SPK Corp.	16,800	273,881
	St. Marc Holdings Co., Ltd.	42,200	1,500,635
*	Starbucks Coffee Japan, Ltd.	586	394,891
#*	Start Today Co., Ltd.	279,900	2,597,097
	Starts Corp., Inc.	8,500	66,086
	Studio Alice Co., Ltd.	47,000	675,964
	Suminoe Textile Co., Ltd.	328,000	650,918
	Sumitomo Forestry Co., Ltd.	436,666	4,128,861
*	Suncall Corp.	2,000	9,608
#*	SxL Corp.	524,000	878,004
	T. RAD Co., Ltd.	321,000	841,946
#	Tachikawa Corp.	50,800	265,431
#	Tachi-S Co., Ltd.	112,840	1,935,098
	Tact Home Co., Ltd.	533	665,030
	Taiho Kogyo Co., Ltd.	92,800	1,004,177
	Takamatsu Construction Group Co., Ltd.	90,500	1,410,750
	Take & Give Needs Co., Ltd.	4,136	408,590
	Takihyo Co., Ltd.	51,000	254,655
#	Tamron Co., Ltd.	77,700	2,201,217
#	TBK Co., Ltd.	104,000	557,704
*	Ten Allied Co., Ltd.	50,000	164,651
	T-Gaia Corp.	42,400	400,667
	Tigers Polymer Corp.	59,000	200,833
	Toa Corp.	46,000	326,625
	Toabo Corp.	245,000	176,464
#*	Toei Animation Co., Ltd.	14,800	350,993
	Toei Co., Ltd.	369,000	1,920,415
*	Tohokushinsha Film Corp.	2,800	20,912
	Tokai Rika Co., Ltd.	277,200	3,859,154
	Tokai Rubber Industries, Ltd.	199,500	2,012,245
	Token Corp.	36,900	2,062,600
#	Tokyo Derica Co., Ltd.	42,700	493,546

5

The Japanese Small Company Series
continued

		Shares	Value††
Consumer Discretionary — (Continued)
#*	Tokyo Dome Corp.	812,200	$2,950,836
	Tokyo Kaikan Co., Ltd.	12,000	44,069
	Tokyo Soir Co., Ltd.	49,000	124,964
#	Tokyotokeiba Co., Ltd.	828,000	1,692,500
#	Tokyu Recreation Co., Ltd.	77,000	407,224
#	Tomy Co., Ltd.	298,693	1,656,338
	Topre Corp.	190,400	1,742,596
	Toridoll.Corp.	81,100	862,900
	Touei Housing Corp.	76,240	1,054,884
#	Toyo Tire & Rubber Co., Ltd.	990,000	2,958,138
	Toyobo Co., Ltd.	4,433,000	6,321,922
	TPR Co., Ltd.	106,300	1,452,032
	TS Tech Co., Ltd.	232,200	4,185,830
	TSI Holdings Co., Ltd.	437,395	2,531,884
*	Tsukamoto Co., Ltd.	124,000	197,680
	Tsutsumi Jewelry Co., Ltd.	49,300	1,265,731
	TV Asahi Corp.	32,600	453,343
	Tv Tokyo Holdings Corp.	25,000	267,916
	Umenohana Co., Ltd.	44	91,151
	Unipres Corp.	170,300	3,748,662
	United Arrows, Ltd.	100,000	2,302,860
*	Unitika, Ltd.	2,608,000	1,424,177
*	Usen Corp.	591,150	838,412
	U-Shin, Ltd.	119,100	627,040
*	Village Vanguard Co., Ltd.	150	165,842
	VT Holdings Co., Ltd.	131,300	1,258,025
	Watabe Wedding Corp.	29,500	218,941
#	WATAMI Co., Ltd.	107,800	2,144,414
	Wowow, Inc.	117	249,094
	Xebio Co., Ltd.	127,400	2,598,166
	Yamatane Corp.	419,000	598,142
	Yamato International, Inc.	15,800	67,912
#	Yellow Hat, Ltd.	88,600	1,340,307
	Yomiuri Land Co., Ltd.	217,000	809,972
	Yonex Co., Ltd.	40,000	223,540
	Yorozu Corp.	80,400	1,187,892
#	Yoshinoya Holdings Co., Ltd.	1,872	2,288,079
	Zenrin Co., Ltd.	137,300	1,783,214
#	Zensho Co., Ltd.	313,600	3,618,201
#	Zojirushi Corp.	28,000	88,849
Total Consumer Discretionary			395,953,304

Consumer Staples — (8.0%)
*	Aderans Co., Ltd.	39,350	518,834
*	Aeon Hokkaido Corp.	377,500	1,775,740
	Ahjikan Co., Ltd.	9,000	79,645
	Ain Pharmaciez, Inc.	53,300	2,915,585
	Arcs Co., Ltd.	161,600	3,306,768
	Ariake Japan Co., Ltd.	102,000	1,866,556
	Artnature, Inc.	12,300	185,491
	Belc Co., Ltd.	13,500	192,911
	Cawachi, Ltd.	83,300	1,657,461
	Chubu Shiryo Co., Ltd.	92,800	561,009
	Chuo Gyorui Co., Ltd.	93,000	203,212
#	Coca-Cola Central Japan Co., Ltd.	134,300	1,661,764
	Cocokara fine, Inc.	73,460	2,299,610
	Cosmos Pharmaceutical Corp.	7,300	725,467
	CREATE SD HOLDINGS Co., Ltd.	13,600	384,714
	Daikokutenbussan Co., Ltd.	23,100	697,055
#	Dr. Ci:Labo Co., Ltd.	632	1,976,542
	Dydo Drinco, Inc.	49,800	2,023,245

6

The Japanese Small Company Series
continued

		Shares	Value††
Consumer Staples — (Continued)
	Echo Trading Co., Ltd.	11,000	$93,961
#	Ensuiko Sugar Refining Co., Ltd.	102,000	257,474
	Ezaki Glico Co., Ltd.	5,000	51,561
	Fancl Corp.	204,700	2,143,906
#*	First Baking Co., Ltd.	183,000	168,062
	Fuji Oil Co., Ltd.	313,900	4,542,055
	Fujicco Co., Ltd.	116,600	1,382,170
#*	Fujiya Co., Ltd.	276,000	621,640
*	HABA Laboratories, Inc.	100	3,209
	Hagoromo Foods Corp.	39,000	516,216
	Harashin Narus Holdings Co., Ltd.	61,500	1,078,113
*	Hayashikane Sangyo Co., Ltd.	105,000	90,345
	Heiwado Co., Ltd.	153,400	2,130,551
	Hohsui Corp.	126,000	163,094
#	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	398,975
#	Hokuto Corp.	117,900	2,312,366
	Inageya Co., Ltd.	171,800	1,967,138
	Ito En, Ltd.	18,300	336,914
	Itochu-Shokuhin Co., Ltd.	27,400	927,145
	Itoham Foods, Inc.	722,800	3,163,078
*	Iwatsuka Confectionery Co., Ltd.	300	11,772
	Izumiya Co., Ltd.	447,000	2,281,536
	J-Oil Mills, Inc.	477,000	1,330,942
*	Kakiyasu Honten Co., Ltd.	1,900	25,183
#	Kameda Seika Co., Ltd.	69,100	1,563,581
	Kasumi Co., Ltd.	211,100	1,333,706
	Kato Sangyo Co., Ltd.	109,300	1,953,924
*	Kenko Mayonnaise Co., Ltd.	12,300	107,778
	KEY Coffee, Inc.	59,800	1,072,420
	Kirindo Co., Ltd.	28,300	189,516
	Kose Corp.	162,400	3,396,344
#	Kusuri No Aoki Co., Ltd.	20,100	1,086,000
	Kyodo Shiryo Co., Ltd.	392,000	445,812
#	Kyokuyo Co., Ltd.	296,000	664,926
#	Life Corp.	183,400	2,670,189
#	Lion Corp.	57,000	289,985
	Mandom Corp.	93,200	2,568,986
	Marudai Food Co., Ltd.	465,000	1,541,462
#	Maruetsu, Inc. (The)	375,000	1,239,403
	Maruha Nichiro Holdings, Inc.	2,052,069	3,587,068
#	Matsumotokiyoshi Holdings Co., Ltd.	152,100	3,593,394
*	Maxvalu Tohok Co., Ltd.	8,200	76,927
	Maxvalu Tokai Co., Ltd.	57,500	825,496
	Megmilk Snow Brand Co., Ltd.	222,200	3,485,926
	Meito Sangyo Co., Ltd.	53,600	613,129
	Mikuni Coca-Cola Bottling Co., Ltd.	171,600	1,619,763
	Milbon Co., Ltd.	50,514	1,595,802
	Ministop Co., Ltd.	75,800	1,271,548
	Mitsubishi Shokuhin Co., Ltd.	87,800	2,219,873
#	Mitsui Sugar Co., Ltd.	454,850	1,311,676
	Miyoshi Oil & Fat Co., Ltd.	263,000	314,217
	Morinaga & Co., Ltd.	939,000	2,012,177
	Morinaga Milk Industry Co., Ltd.	949,000	3,037,693
	Morishita Jinton Co., Ltd.	46,800	205,272
	Morozoff, Ltd.	127,000	430,414
	Nagatanien Co., Ltd.	123,000	1,181,793
	Nakamuraya Co., Ltd.	185,000	845,413
	Natori Co., Ltd.	5,000	47,720
	Nichimo Co., Ltd.	170,000	386,319
	Nichirei Corp.	1,248,000	6,519,394
#	Nihon Chouzai Co., Ltd.	20,300	480,774

7

The Japanese Small Company Series
continued

		Shares	Value††
Consumer Staples — (Continued)
	Niitaka Co., Ltd.	7,260	$76,681
	Nippon Beet Sugar Manufacturing Co., Ltd.	546,000	1,018,675
	Nippon Flour Mills Co., Ltd.	573,000	2,324,757
#	Nippon Formula Feed Manufacturing Co., Ltd.	375,000	449,242
#	Nippon Suisan Kaisha, Ltd.	1,204,900	2,491,827
	Nisshin Oillio Group, Ltd. (The)	565,000	2,095,373
	Nissin Sugar Holdings Co., Ltd.	15,500	299,172
	Nitto Fuji Flour Milling Co., Ltd.	64,000	222,626
#	Noevir Holdings Co., Ltd.	41,900	625,560
	Oenon Holdings, Inc.	281,000	644,152
#	OIE Sangyo Co., Ltd.	20,900	199,278
	Okuwa Co., Ltd.	115,000	1,451,150
	Olympic Corp.	64,900	613,068
*	OUG Holdings, Inc.	9,000	15,986
	Pietro Co., Ltd.	5,000	50,845
	Pigeon Corp.	95,800	4,584,673
	Poplar Co., Ltd.	25,760	159,954
	Prima Meat Packers, Ltd.	741,000	1,255,788
*	Qol Co., Ltd.	200	1,715
	Riken Vitamin Co., Ltd.	79,200	1,815,518
	Rock Field Co., Ltd.	52,200	869,649
#*	Rokko Butter Co., Ltd.	7,600	51,388
	S Foods, Inc.	73,762	688,120
	S.T. Chemical Co., Ltd.	75,100	803,758
	Sakata Seed Corp.	164,600	2,066,615
	San-A Co., Ltd.	35,500	1,326,480
#	Sapporo Holdings, Ltd.	1,658,000	5,370,179
#	Shoei Foods Corp.	44,000	310,186
	Showa Sangyo Co., Ltd.	524,000	1,704,600
	Sogo Medical Co., Ltd.	24,200	815,790
	Starzen Co., Ltd.	295,000	832,833
	Takara Holdings, Inc.	834,500	6,640,313
	Three F Co., Ltd.	2,900	15,081
#	Tobu Store Co., Ltd.	205,000	636,730
	Toho Co., Ltd.	170,000	640,983
#	Tohto Suisan Co., Ltd.	138,000	215,020
#	Torigoe Co., Ltd. (The)	86,600	613,410
	Toyo Sugar Refining Co., Ltd.	157,000	165,921
	Tsuruha Holdings, Inc.	21,400	1,687,686
	Uoriki Co., Ltd.	1,500	17,200
	Valor Co., Ltd.	176,100	2,772,360
	Warabeya Nichiyo Co., Ltd.	69,760	1,292,860
	Welcia Holdings Co., Ltd.	36,100	1,257,657
	Yaizu Suisankagaku Industry Co., Ltd.	41,000	358,076
	Yamaya Corp.	10,600	143,120
	Yaoko Co., Ltd.	40,800	1,511,467
#	Yokohama Reito Co., Ltd.	203,700	1,436,582
	Yomeishu Seizo Co., Ltd.	100,000	845,038
	Yonekyu Corp.	100,000	849,679
	Yuasa Funashoku Co., Ltd.	112,000	257,943
	Yukiguni Maitake Co., Ltd.	79,656	247,364
	Yutaka Foods Corp.	6,000	107,456
Total Consumer Staples			161,762,419

Energy — (0.7%)
	AOC Holdings, Inc.	197,800	908,552
#	BP Castrol K.K.	66,500	279,380
*	Fuji Kosan Co., Ltd.	33,100	178,472
	Itochu Enex Co., Ltd.	302,200	1,571,111
#	Japan Drilling Co., Ltd.	22,200	666,289
	Japan Oil Transportation Co., Ltd.	79,000	180,198

8

The Japanese Small Company Series
continued

		Shares	Value††
Energy — (Continued)
	Kanto Natural Gas Development Co., Ltd.	155,000	$846,621
#*	Kyoei Tanker Co., Ltd.	111,000	257,647
	Mitsuuroko Holdings Co., Ltd.	166,300	916,358
	Modec, Inc.	14,000	305,413
#	Nippon Gas Co., Ltd.	148,900	2,039,494
	Nippon Seiro Co., Ltd.	64,000	172,798
#	Sala Corp.	128,500	729,504
	San-Ai Oil Co., Ltd.	273,000	1,135,400
	Shinko Plantech Co., Ltd.	199,000	1,575,081
	Sinanen Co., Ltd.	251,000	1,045,854
	Toa Oil Co., Ltd.	352,000	379,805
#	Toyo Kanetsu K.K.	536,000	1,110,115
Total Energy			14,298,092

Financials — (10.6%)
	77 Bank, Ltd. (The)	155,000	621,016
	Aichi Bank, Ltd. (The)	54,200	3,041,677
	Airport Facilities Co., Ltd.	127,170	594,483
*	Aizawa Securities Co., Ltd.	8,700	21,330
	Akita Bank, Ltd. (The)	925,400	2,648,294
	Aomori Bank, Ltd. (The)	1,004,000	2,877,329
	Asax Co., Ltd.	17	17,897
	Awa Bank, Ltd. (The)	673,000	3,842,698
	Bank of Iwate, Ltd. (The)	79,800	3,491,388
	Bank of Kochi, Ltd. (The)	3,000	3,204
	Bank of Nagoya, Ltd. (The)	829,297	3,003,490
	Bank of Okinawa, Ltd. (The)	96,000	3,864,205
	Bank of Saga, Ltd. (The)	665,000	1,537,217
	Bank of the Ryukyus, Ltd.	208,680	2,420,051
*	Chiba Kogyo Bank, Ltd. (The)	189,700	1,245,217
	Chukyo Bank, Ltd. (The)	675,000	1,419,198
#*	Cosmos Initia Co., Ltd.	56,800	298,180
	Daibiru Corp.	269,900	2,511,565
	Daikyo, Inc.	1,732,000	4,739,331
	Daisan Bank, Ltd. (The)	679,000	1,206,796
	Daishi Bank, Ltd. (The)	1,639,000	5,172,146
	Daito Bank, Ltd. (The)	627,000	611,689
	Ehime Bank, Ltd. (The)	682,000	1,820,663
	Eighteenth Bank, Ltd. (The)	1,088,000	2,865,749
	FIDEA Holdings Co., Ltd.	422,000	935,392
	Fukui Bank, Ltd. (The)	1,050,000	2,088,511
	Fukushima Bank, Ltd. (The)	1,086,000	974,239
	Fuyo General Lease Co., Ltd.	84,500	2,750,907
	Goldcrest Co., Ltd.	93,690	1,594,639
	Heiwa Real Estate Co., Ltd.	220,000	3,010,746
	Higashi-Nippon Bank, Ltd.	688,000	1,515,759
	Higo Bank, Ltd. (The)	861,000	4,801,943
	Hokkoku Bank, Ltd. (The)	1,288,000	4,758,005
	Hokuetsu Bank, Ltd. (The)	999,000	2,032,419
	Hyakugo Bank, Ltd. (The)	1,172,609	5,304,922
	Hyakujishi Bank, Ltd. (The)	1,190,000	4,403,531
	IBJ Leasing Co., Ltd.	69,100	1,940,416
#*	Ichigo Group Holdings Co., Ltd.	150	30,057
	Ichiyoshi Securities Co., Ltd.	168,500	1,198,201
#	Iida Home Max Co., Ltd.	96,000	1,138,875
	Iwai Cosmo Holdings, Inc.	65,200	353,726
*	Japan Asia Investment Co., Ltd.	210,000	179,368
#*	Jimoto Holdings, Inc.	132,800	380,556
*	Jowa Holdings Co., Ltd.	2,800	56,576
	Juroku Bank, Ltd.	1,579,000	5,354,167
#	kabu.com Securities Co., Ltd.	333,600	1,534,282

9

The Japanese Small Company Series
continued

		Shares	Value††
Financials — (Continued)
	Kabuki-Za Co., Ltd.	39,000	$2,180,974
#	Kagoshima Bank, Ltd. (The)	721,000	4,533,301
*	Kansai Urban Banking Corp.	221,000	297,717
	Keihanshin Building Co., Ltd.	37,100	191,164
	Keiyo Bank, Ltd. (The)	802,000	3,538,568
#*	Kenedix, Inc.	12,801	3,075,629
	Kita-Nippon Bank, Ltd. (The)	49,406	1,332,971
	Kiyo Holdings, Inc.	3,320,900	4,856,469
	Kobayashi Yoko Co., Ltd.	207,400	429,993
	Kosei Securities Co., Ltd.	285,000	476,541
	Kyokuto Securities Co., Ltd.	116,200	1,186,993
*	Leopalace21 Corp.	249,385	1,034,894
	Marusan Securities Co., Ltd.	333,900	1,805,806
	Michinoku Bank, Ltd. (The)	740,000	1,486,649
	Mie Bank, Ltd. (The)	234,000	502,761
	Minato Bank, Ltd. (The)	1,063,000	1,847,944
	Mito Securities Co., Ltd.	294,000	854,269
	Miyazaki Bank, Ltd. (The)	751,000	1,831,295
#	Monex Group, Inc.	11,057	2,786,989
	Musashino Bank, Ltd.	167,500	5,470,754
	Nagano Bank, Ltd. (The)	386,000	680,333
	Nanto Bank, Ltd. (The)	587,000	2,668,056
*	New Real Property K.K.	43,900	—
	Nisshin Fudosan Co., Ltd.	95,000	593,432
*	North Pacific Bank, Ltd.	770,300	2,168,221
	Ogaki Kyoritsu Bank, Ltd. (The)	1,552,000	5,296,790
	Oita Bank, Ltd. (The)	856,900	2,797,771
	Okasan Securities Group, Inc.	832,000	4,216,207
#	Osaka Securities Exchange Co., Ltd.	26,200	1,303,730
*	Relo Holdings, Inc.	26,300	981,169
	Ricoh Leasing Co., Ltd.	87,700	2,219,056
	San-in Godo Bank, Ltd. (The)	837,000	5,892,566
*	Sawada Holdings Co., Ltd.	15,900	97,084
*	Senshu Ikeda Holdings, Inc.	234,100	1,339,175
	Shiga Bank, Ltd.	206,000	1,277,428
	Shikoku Bank, Ltd.	904,000	2,432,060
*	SHIMANE BANK, Ltd. (The)	2,200	29,686
	Shimizu Bank, Ltd.	41,700	1,218,916
	Sumitomo Real Estate Sales Co., Ltd.	51,570	2,441,193
	Taiko Bank, Ltd. (The)	103,000	256,176
*	Takagi Securities Co., Ltd.	206,000	352,036
	Takara Leben Co., Ltd.	168,200	1,830,380
	TOC Co., Ltd.	435,250	2,693,613
	Tochigi Bank, Ltd.	726,000	2,514,178
	Toho Bank, Ltd.	1,075,200	3,499,659
	Toho Real Estate Co., Ltd.	140,700	922,981
	Tohoku Bank, Ltd. (The)	445,000	708,290
	Tokai Tokyo Financial Holdings, Inc.	1,129,000	5,189,115
#	Tokyo Rakutenchi Co., Ltd.	218,000	888,034
#*	Tokyo Tatemono Co., Ltd.	270,000	1,390,782
#	Tokyo Theatres Co., Inc.	385,000	513,072
	Tokyo Tomin Bank, Ltd.	167,400	1,519,217
#	Tokyu Livable, Inc.	115,400	1,877,369
	Tomato Bank, Ltd.	432,000	798,816
	TOMONY Holdings, Inc.	718,450	3,179,568
#	Tosei Corp.	1,493	884,953
	Tottori Bank, Ltd.	331,000	665,762
	Towa Bank, Ltd.	1,387,000	1,513,678
	Toyo Securities Co., Ltd.	380,000	1,062,329
	Tsukuba Bank, Ltd. (The)	317,900	1,107,962
	Yachiyo Bank, Ltd. (The)	51,500	1,096,996

10

The Japanese Small Company Series
continued

		Shares	Value††
Financials — (Continued)
	Yamagata Bank, Ltd.	714,500	$3,193,934
	Yamanashi Chuo Bank, Ltd.	785,000	3,271,405
Total Financials			214,516,909

Health Care — (3.9%)
	As One Corp.	72,368	1,511,328
	ASKA Pharmaceutical Co., Ltd.	111,000	605,159
	BML, Inc.	51,300	1,251,479
	CMIC Holdings Co., Ltd.	45,600	642,980
	Create Medic Co., Ltd.	28,000	255,188
	Daito Pharmaceutical Co., Ltd.	27,500	429,196
	Eiken Chemical Co., Ltd.	74,800	961,235
#	EPS Corp.	665	1,711,283
	FALCO SD HOLDINGS Co., Ltd.	36,300	412,859
*	Fuji Pharma Co., Ltd.	7,000	112,770
	Fuso Pharmaceutical Industries, Ltd.	357,000	1,298,242
	Hitachi Medical Corp.	85,000	1,222,614
	Hogy Medical Co., Ltd.	60,600	2,884,285
	Iwaki & Co., Ltd.	66,000	139,243
	Japan Medical Dynamic Marketing, Inc.	44,900	129,799
*	Jeol, Ltd.	192,000	514,438
	JMS Co., Ltd.	130,000	466,342
	Kaken Pharmaceutical Co., Ltd.	364,000	5,355,203
	Kawanishi Holdings, Ltd.	3,000	27,641
	Kawasumi Laboratories, Inc.	46,300	273,811
	Kissei Pharmaceutical Co., Ltd.	106,300	1,956,797
	KYORIN Holdings, Inc.	214,000	4,149,622
#*	Mani, Inc.	12,100	484,963
#	Medical System Network Co., Ltd.	67,100	311,775
#*	Message Co., Ltd.	659	1,524,089
#	Mochida Pharmaceutical Co., Ltd.	295,000	3,623,667
	Nagaileben Co., Ltd.	58,000	771,461
*	Nakanishi, Inc.	3,600	358,642
	Nichii Gakkan Co.	234,000	1,858,793
	Nihon Kohden Corp.	173,900	5,283,751
	Nikkiso Co., Ltd.	318,000	3,388,468
	Nippon Chemiphar Co., Ltd.	151,000	895,546
	Nippon Shinyaku Co., Ltd.	239,000	2,696,862
#	Nipro Corp.	610,300	4,327,362
	Nissui Pharmaceutical Co., Ltd.	64,800	684,629
	Paramount Bed Holdings Co., Ltd.	15,700	470,287
	Rion Co., Ltd.	5,000	35,822
	Rohto Pharmaceutical Co., Ltd.	424,000	4,936,734
#	Sawai Pharmaceutical Co., Ltd.	14,000	1,405,342
#	Seikagaku Corp.	179,800	1,918,898
	Ship Healthcare Holdings, Inc.	157,300	4,180,754
	Shofu, Inc.	4,000	37,103
*	Software Service, Inc.	700	25,044
	Taiko Pharmaceutical Co., Ltd.	27,000	266,245
	Techno Medica Co., Ltd.	47	255,591
	Toho Holdings Co., Ltd.	217,800	3,816,146
	Tokai Corp.	24,400	611,710
	Torii Pharmaceutical Co., Ltd.	65,200	1,449,147
#	Towa Pharmaceutical Co., Ltd.	49,800	2,611,374
	Tsukui Corp.	60,700	1,139,609
	Vital KSK Holdings, Inc.	151,300	1,397,780
#*	Wakamoto Pharmaceutical Co., Ltd.	100,000	278,830
#	ZERIA Pharmaceutical Co., Ltd.	108,000	1,793,115
Total Health Care			79,151,053

11

The Japanese Small Company Series
continued

		Shares	Value††
Industrials — (24.9%)
#*	A&A Material Corp.	235,000	$247,204
	Advan Co., Ltd.	96,200	1,000,121
#*	Advanex, Inc.	73,000	68,677
	Aeon Delight Co., Ltd.	95,600	1,871,362
	Aica Kogyo Co., Ltd.	246,200	3,978,975
	Aichi Corp.	142,500	733,668
	Aida Engineering, Ltd.	276,800	2,196,042
	Alinco, Inc.	13,400	117,130
	Alps Logistics Co., Ltd.	50,700	489,311
	Altech Corp.	37,150	272,277
	Ando Corp.	450,000	721,297
	Anest Iwata Corp.	163,000	667,994
#*	Arrk Corp.	339,200	632,580
#	Asahi Diamond Industrial Co., Ltd.	259,400	2,566,937
	Asahi Kogyosha Co., Ltd.	109,000	368,871
#*	Asanuma Corp.	796,000	725,753
	Asia Air Survey Co., Ltd.	30,000	95,717
	Asunaro Aoki Construction Co., Ltd.	154,000	982,002
	Ataka Construction & Engineering Co., Ltd.	60,000	236,923
	Bando Chemical Industries, Ltd.	392,000	1,317,171
#	Benefit One, Inc.	225	253,071
	Bunka Shutter Co., Ltd.	227,000	1,059,116
	Central Glass Co., Ltd.	953,000	3,219,305
	Central Security Patrols Co., Ltd.	43,700	409,897
	Chiyoda Integre Co., Ltd.	21,100	211,540
	Chudenko Corp.	130,500	1,216,068
#	Chugai Ro Co., Ltd.	345,000	893,576
	CKD Corp.	269,200	1,700,126
#	Cosel Co., Ltd.	103,400	1,274,566
	CTI Engineering Co., Ltd.	45,100	315,281
	Dai-Dan Co., Ltd.	156,000	991,318
	Daido Kogyo Co., Ltd.	145,000	236,645
	Daifuku Co., Ltd.	439,500	2,830,292
*	Daihatsu Diesel Manufacturing Co., Ltd.	12,000	35,622
#	Daihen Corp.	510,000	1,502,338
	Daiho Corp.	763,000	1,137,137
#*	Daiichi Chuo K.K.	596,000	560,306
	Daiichi Jitsugyo Co., Ltd.	200,000	927,539
#	Daiseki Co., Ltd.	179,463	2,482,147
#	Daiseki Eco. Solution Co., Ltd.	97	156,789
	Daiwa Industries, Ltd.	178,000	998,337
	Daiwa Odakyu Construction Co., Ltd.	48,500	117,605
*	Danto Holdings Corp.	165,000	180,452
	Denyo Co., Ltd.	85,100	1,044,112
	Dijet Industrial Co., Ltd.	80,000	141,209
	DMW Corp.	4,800	84,693
*	Dream Incubator, Inc.	212	234,841
	Duskin Co., Ltd.	237,600	4,305,188
	Ebara Jitsugyo Co., Ltd.	10,500	147,852
	Eidai Co., Ltd.	17,000	70,096
	Emori & Co., Ltd.	10,300	106,957
#*	en-japan, Inc.	285	253,837
*	Enshu, Ltd.	187,000	239,995
	Fujikura, Ltd.	1,850,000	5,774,602
*	Fujisash Co., Ltd.	72,000	70,372
	Fujitec Co., Ltd.	334,000	2,425,637
#	Fukuda Corp.	575,000	2,732,434
	Fukushima Industries Corp.	29,700	619,076
	Fukuyama Transporting Co., Ltd.	629,400	3,200,622
#	Funai Consulting, Inc.	103,800	643,336
*	Furukawa Co., Ltd.	1,495,000	1,517,017

12

The Japanese Small Company Series
continued

		Shares	Value††
Industrials — (Continued)
*	Furukawa Electric Co., Ltd.	2,194,000	$4,934,556
#	Furusato Industries, Ltd.	50,600	439,142
	Futaba Corp.	154,300	1,746,291
	Gecoss Corp.	112,400	750,947
	Glory, Ltd.	246,600	5,715,072
	Hamakyorex Co., Ltd.	27,000	866,422
	Hanwa Co., Ltd.	927,000	3,630,586
#*	Harmonic Drive Systems, Inc.	700	14,024
#	Hazama Corp.	390,600	1,230,136
	Hibiya Engineering, Ltd.	125,900	1,438,539
	Hisaka Works, Ltd.	107,000	884,999
#*	Hitachi Cable, Ltd.	877,000	1,435,466
#	Hitachi Koki Co., Ltd.	257,000	2,109,236
	Hitachi Metals Techno, Ltd.	56,500	367,896
	Hitachi Zosen Corp.	3,894,500	5,488,598
	Hokuetsu Industries Co., Ltd.	85,000	213,620
	Hokuriku Electrical Construction Co., Ltd.	56,000	165,113
	Hosokawa Micron Corp.	149,000	929,336
	Howa Machinery, Ltd.	549,000	574,840
	Ichiken Co., Ltd.	87,000	164,631
	Ichinen Holdings Co., Ltd.	76,600	455,013
	Idec Corp.	135,600	1,260,712
#	Iino Kaiun Kaisha, Ltd.	426,400	1,563,664
	Inaba Denki Sangyo Co., Ltd.	89,600	2,573,947
	Inaba Seisakusho Co., Ltd.	58,800	731,826
	Inabata & Co., Ltd.	317,300	2,139,443
#*	Inui Steamship Co., Ltd.	105,900	335,923
	Iseki & Co., Ltd.	830,000	2,161,685
	Ishii Iron Works Co., Ltd.	114,000	216,097
*	Ishikawa Seisakusho, Ltd.	95,000	82,692
#	Itoki Corp.	183,100	903,311
#*	Iwasaki Electric Co., Ltd.	299,000	641,696
	Iwatani Corp.	902,000	3,355,691
	Jalux, Inc.	40,800	401,596
	Jamco Corp.	80,000	454,404
	Japan Airport Terminal Co., Ltd.	196,000	2,023,389
#	Japan Foundation Engineering Co., Ltd.	162,500	624,060
	Japan Pulp & Paper Co., Ltd.	464,000	1,529,112
	Japan Transcity Corp.	231,000	846,211
	JK Holdings Co., Ltd.	92,540	482,188
#	JP-Holdings, Inc.	53,900	589,759
	Kamei Corp.	153,000	1,383,400
	Kanaden Corp.	116,000	691,474
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,041,996
	Kanamoto Co., Ltd.	124,000	1,904,796
	Kandenko Co., Ltd.	487,000	2,189,648
*	Kanematsu Corp.	2,100,625	2,896,201
#*	Kanematsu-NNK Corp.	125,000	206,504
	Katakura Industries Co., Ltd.	115,100	1,019,742
	Kato Works Co., Ltd.	287,000	893,747
	KAWADA TECHNOLOGIES, Inc.	100,200	1,484,822
	Kawasaki Kinkai Kisen Kaisha, Ltd.	99,000	255,232
#*	Kawasaki Kisen Kaisha, Ltd.	4,814,000	7,392,435
	Keihin Co., Ltd. (The)	199,000	274,699
*	KI Holdings Co., Ltd.	92,000	130,336
	Kimura Chemical Plants Co., Ltd.	81,100	332,934
	King Jim Co., Ltd.	20,000	146,835
	Kinki Sharyo Co., Ltd.	185,000	621,992
	Kintetsu World Express, Inc.	79,000	2,641,789
	Kitagawa Iron Works Co., Ltd.	410,000	695,600
	Kitano Construction Corp.	242,000	598,591

13

The Japanese Small Company Series
continued

		Shares	Value††
Industrials — (Continued)
	Kitazawa Sangyo Co., Ltd.	54,500	$103,390
	Kito Corp.	188	162,151
	Kitz Corp.	443,300	2,096,505
	Kodensha Co., Ltd. (The)	12,000	22,662
	Koike Sanso Kogyo Co., Ltd.	149,000	321,112
	Kokusai Co., Ltd.	10,100	72,830
#	Kokuyo Co., Ltd.	394,025	2,826,920
#	KOMAIHALTEC, Inc.	167,000	500,326
	Komatsu Wall Industry Co., Ltd.	48,300	647,371
	Komori Corp.	407,800	3,393,568
#	Kondotec, Inc.	85,000	456,374
#*	Kosaido Co., Ltd.	356,100	1,256,009
	KRS Corp.	37,200	391,734
*	Kumagai Gumi Co., Ltd.	681,800	799,995
#	Kuroda Electric Co., Ltd.	149,400	1,767,032
	Kyodo Printing Co., Ltd.	540,000	1,393,255
*	Kyokuto Boeki Kaisha, Ltd.	58,000	98,718
	Kyokuto Kaihatsu Kogyo Co., Ltd.	210,100	2,312,458
	Kyoritsu Printing Co., Ltd.	5,400	14,277
	Kyosan Electric Manufacturing Co., Ltd.	230,000	790,421
	Kyowa Exeo Corp.	425,100	4,275,671
	Kyudenko Corp.	206,000	1,063,205
*	Lonseal Corp.	116,000	125,321
	Maeda Corp.	845,000	4,469,226
	Maeda Road Construction Co., Ltd.	316,000	4,828,035
	Maezawa Industries, Inc.	35,700	83,201
	Maezawa Kasei Industries Co., Ltd.	50,700	520,470
	Maezawa Kyuso Industries Co., Ltd.	50,400	625,521
	Makino Milling Machine Co., Ltd.	514,000	3,194,245
	Marubeni Construction Material Lease Co., Ltd.	75,000	139,843
*	Marufuji Sheet Piling Co., Ltd.	1,000	2,646
	Maruka Machinery Co., Ltd.	28,100	309,295
	Maruwn Corp.	59,400	146,470
	Maruyama Manufacturing Co., Inc.	180,000	347,725
	Maruzen Showa Unyu Co., Ltd.	306,000	880,477
	Matsuda Sangyo Co., Ltd.	80,682	981,048
	Matsui Construction Co., Ltd.	128,600	512,409
	Max Co., Ltd.	189,000	2,301,848
#	Meidensha Corp.	856,050	2,903,000
#	Meiji Shipping Co., Ltd.	107,200	392,278
	Meisei Industrial Co., Ltd.	119,000	402,474
	Meitec Corp.	156,900	3,454,475
	Meito Transportation Co., Ltd.	22,000	152,885
#	Meiwa Trading Co., Ltd.	166,400	711,528
	Mesco, Inc.	30,000	216,025
#	Minebea Co., Ltd.	1,447,000	5,140,591
	Mirait Holdings Corp.	310,485	2,818,755
	Mitani Corp.	53,900	687,628
	Mitsubishi Kakoki Kaisha, Ltd.	246,000	441,067
	Mitsubishi Pencil Co., Ltd.	104,500	1,747,886
	Mitsubishi Research Institute, Inc.	9,800	202,157
	Mitsuboshi Belting Co., Ltd.	287,000	1,596,132
	Mitsui Engineering & Shipbuilding Co., Ltd.	3,173,000	4,895,240
	Mitsui Matsushima Co., Ltd.	626,000	1,051,067
	Mitsui-Soko Co., Ltd.	513,000	2,054,184
	Mitsumura Printing Co., Ltd.	93,000	267,195
#	Miura Co., Ltd.	138,400	3,634,573
	Miyachi Corp.	34,400	234,782
#*	Miyaji Engineering Group, Inc.	851,175	1,774,050
#	Mori Seiki Co., Ltd.	504,600	4,418,244
	Morita Holdings Corp.	168,000	1,403,915

14

The Japanese Small Company Series
continued

		Shares	Value††
Industrials — (Continued)
	Moshi Moshi Hotline, Inc.	217,300	$2,767,601
#	NAC Co., Ltd.	25,400	605,580
#	Nachi-Fujikoshi Corp.	850,000	3,473,047
	Nagase & Co., Ltd.	23,400	259,275
	Nakabayashi Co., Ltd.	181,000	390,374
	Nakano Corp.	5,500	13,338
	Namura Shipbuilding Co., Ltd.	56,100	183,695
	Narasaki Sangyo Co., Ltd.	56,000	98,372
	NEC Capital Solutions, Ltd.	45,100	679,603
#	Nichias Corp.	484,000	2,647,420
	Nichiban Co., Ltd.	122,000	375,770
	Nichiden Corp.	21,200	514,937
	Nichiha Corp.	107,480	1,247,205
	Nichireki Co., Ltd.	103,000	603,859
#	Nihon M&A Center, Inc.	51,900	1,731,892
	Nihon Trim Co., Ltd.	8,950	241,523
	Nikko Co., Ltd.	127,000	558,452
	Nippo Corp.	271,000	3,747,405
#	Nippon Carbon Co., Ltd.	599,000	1,245,685
	Nippon Conveyor Co., Ltd.	194,000	173,338
	Nippon Densetsu Kogyo Co., Ltd.	191,000	1,813,328
	Nippon Denwa Shisetsu Co., Ltd.	203,000	600,331
#	Nippon Filcon Co., Ltd.	70,900	302,967
	Nippon Hume Corp.	112,000	600,092
#	Nippon Jogesuido Sekkei Co., Ltd.	29,500	395,938
#	Nippon Kanzai Co., Ltd.	43,000	760,582
	Nippon Koei Co., Ltd.	298,000	1,097,588
	Nippon Konpo Unyu Soko Co., Ltd.	284,100	3,327,218
	Nippon Parking Development Co., Ltd.	7,887	411,849
	Nippon Road Co., Ltd. (The)	325,000	1,521,865
	Nippon Seisen Co., Ltd.	103,000	376,475
#	Nippon Sharyo, Ltd.	340,000	1,303,230
#	Nippon Sheet Glass Co., Ltd.	4,761,000	6,294,753
#	Nippon Signal Co., Ltd.	254,300	1,799,021
	Nippon Steel Trading Co., Ltd.	294,000	786,019
	Nippon Thompson Co., Ltd.	341,000	1,531,857
	Nippon Tungsten Co., Ltd.	80,000	129,182
	Nippon Yusoki Co., Ltd.	138,000	612,271
	Nishimatsu Construction Co., Ltd.	1,855,000	3,888,863
	Nishio Rent All Co., Ltd.	39,300	550,533
*	Nishishiba Electric Co., Ltd.	45,000	58,999
#	Nissei Corp.	104,600	1,185,304
	Nissei Plastic Industrial Co., Ltd.	337,000	1,633,825
#*	Nissha Printing Co., Ltd.	152,400	1,814,355
	Nisshinbo Holdings, Inc.	730,000	6,178,971
	Nissin Corp.	350,000	863,809
	Nissin Electric Co., Ltd.	221,000	1,135,000
	Nitchitsu Co., Ltd.	58,000	106,511
	Nitta Corp.	108,400	1,738,698
	Nitto Boseki Co., Ltd.	863,000	3,411,043
	Nitto Kogyo Corp.	149,000	2,026,554
#	Nitto Kohki Co., Ltd.	68,300	1,449,926
	Nitto Seiko Co., Ltd.	122,000	358,587
#	Nittoc Construction Co., Ltd.	143,500	644,136
#	Nittoku Engineering Co., Ltd.	74,900	834,012
	Noda Corp.	169,300	797,385
	Nomura Co., Ltd.	205,000	793,509
	Noritake Co., Ltd.	531,000	1,291,501
	Noritz Corp.	143,200	2,394,622
*	NS United Kaiun Kaisha, Ltd.	470,000	687,660
*	NTN Corp.	2,445,000	6,626,835
15

The Japanese Small Company Series
continued

		Shares	Value††
Industrials — (Continued)
	Obara Corp.	48,000	$536,921
	Obayashi Road Corp.	175,000	764,663
*	Odelic Co., Ltd.	10,400	224,534
	Oiles Corp.	123,842	2,495,717
*	Okamoto Machine Tool Works, Ltd.	163,000	198,212
	Okamura Corp.	289,900	2,084,434
	Okano Valve Manufacturing Co., Ltd.	28,000	76,295
	OKI Electric Cable Co., Ltd.	90,000	136,799
*	OKK Corp.	296,000	392,833
	OKUMA Corp.	710,000	4,899,866
	Okumura Corp.	799,400	3,272,780
	Onoken Co., Ltd.	62,700	556,731
	Organo Corp.	184,000	1,045,888
	OSG Corp.	339,500	4,711,293
	Oyo Corp.	100,900	1,225,292
#	P.S. Mitsubishi Construction Co., Ltd.	35,700	230,575
#	Pasco Corp.	79,000	240,752
	Pasona Group, Inc.	413	241,258
#	Penta-Ocean Construction Co., Ltd.	1,465,000	3,962,794
	Pilot Corp.	774	1,441,695
	Pronexus, Inc.	133,200	756,798
	Raito Kogyo Co., Ltd.	238,500	1,374,776
	Rheon Automatic Machinery Co., Ltd.	64,000	148,511
	Ryobi, Ltd.	653,200	1,772,379
#	Sakai Heavy Industries, Ltd.	224,000	775,872
	Sakai Moving Service Co., Ltd.	4,500	96,783
*	Sanix, Inc.	88,100	256,897
	Sanki Engineering Co., Ltd.	340,000	1,663,919
#	Sanko Metal Industrial Co., Ltd.	131,000	352,017
*	Sankyo Tateyama, Inc.	171,000	3,039,649
	Sankyu, Inc.	1,292,000	4,892,360
	Sanritsu Corp.	15,800	98,145
	Sanwa Holdings Corp.	1,123,000	4,957,384
	Sanyo Denki Co., Ltd.	210,000	1,150,426
	Sanyo Engineering & Construction, Inc.	48,000	153,007
	Sanyo Industries, Ltd.	77,000	147,860
	Sasebo Heavy Industries Co., Ltd.	616,000	734,205
#*	Sata Construction Co., Ltd.	177,000	177,321
	Sato Holdings Corp.	111,200	1,797,713
	Sato Shoji Corp.	65,300	442,588
	Sawafuji Electric Co., Ltd.	10,000	25,581
	Secom Joshinetsu Co., Ltd.	33,900	928,786
	Seibu Electric Industry Co., Ltd.	67,000	288,631
	Seika Corp.	285,000	786,960
#*	Seikitokyu Kogyo Co., Ltd.	563,000	586,146
	Seino Holdings Co., Ltd.	753,000	4,777,123
	Sekisui Jushi Co., Ltd.	147,000	1,541,859
#	Senko Co., Ltd.	427,000	1,871,858
#	Senshu Electric Co., Ltd.	37,300	419,551
	Shibusawa Warehouse Co., Ltd.	231,000	718,666
	Shibuya Kogyo Co., Ltd.	80,100	830,977
#	Shima Seiki Manufacturing Co., Ltd.	135,000	2,202,070
	Shin Nippon Air Technologies Co., Ltd.	88,780	496,578
	Shin-Keisei Electric Railway Co., Ltd.	174,000	714,600
#	Shinmaywa Industries, Ltd.	440,000	2,982,087
	Shinnihon Corp.	194,800	559,803
	Shinsho Corp.	211,000	415,274
	Shinwa Co., Ltd.	7,100	78,400
#	SHO-BOND Holdings Co., Ltd.	102,800	3,847,708
	Shoko Co., Ltd.	323,000	488,022
	Showa Aircraft Industry Co., Ltd.	112,000	717,155

16

The Japanese Small Company Series
continued

		Shares	Value††
Industrials — (Continued)
	Sinfonia Technology Co., Ltd.	530,000	$1,006,799
*	Sinko Industries, Ltd.	10,500	67,830
	Sintokogio, Ltd.	232,700	1,850,527
	Soda Nikka Co., Ltd.	67,000	282,326
	Sodick Co., Ltd.	235,800	1,103,369
	Sohgo Security Services Co., Ltd.	286,400	3,562,477
	Sotetsu Holdings, Inc.	597,000	2,080,840
#	Space Co., Ltd.	73,420	574,223
	Subaru Enterprise Co., Ltd.	59,000	207,686
	Sugimoto & Co., Ltd.	34,100	306,312
	Sumikin Bussan Corp.	364,000	942,168
#	Sumitomo Densetsu Co., Ltd.	98,100	1,069,520
#*	Sumitomo Mitsui Construction Co., Ltd.	485,300	588,535
	Sumitomo Precision Products Co., Ltd.	156,000	755,045
	Sumitomo Warehouse Co., Ltd.	650,000	3,354,815
	SWCC Showa Holdings Co., Ltd.	1,732,000	1,490,797
	Tadano, Ltd.	564,579	4,739,504
	Taihei Dengyo Kaisha, Ltd.	158,000	974,585
	Taihei Kogyo Co., Ltd.	256,000	1,055,392
	Taiheiyo Kouhatsu, Inc.	257,000	250,328
#	Taikisha, Ltd.	142,200	2,685,656
	Takada Kiko Co., Ltd.	224,000	554,339
	Takano Co., Ltd.	51,100	248,836
#*	Takaoka Toko Holdings Co., Ltd.	44,820	657,543
#	Takara Printing Co., Ltd.	38,055	254,752
	Takara Standard Co., Ltd.	501,000	3,550,179
	Takasago Thermal Engineering Co., Ltd.	291,400	2,291,572
#	Takashima & Co., Ltd.	211,000	658,594
*	Takeei Corp.	10,300	235,019
#*	Takeuchi Manufacturing Co., Ltd.	25,000	341,719
	Takigami Steel Construction Co., Ltd.	50,000	141,564
	Takisawa Machine Tool Co., Ltd.	261,000	343,982
	Takuma Co., Ltd.	365,000	2,070,440
#	Tanseisha Co., Ltd.	93,000	351,510
	Tatsuta Electric Wire & Cable Co., Ltd.	237,000	2,067,892
	TECHNO ASSOCIE Co., Ltd.	58,400	468,928
	Techno Ryowa, Ltd.	71,390	345,170
	Teikoku Electric Manufacturing Co., Ltd.	31,800	500,756
	Teikoku Sen-I Co., Ltd.	97,000	712,036
#	Tekken Corp.	763,000	1,157,469
#	Temp Holdings Co., Ltd.	48,600	600,957
	Teraoka Seisakusho Co., Ltd.	53,600	209,546
	Toa Corp.	829,000	1,370,855
#	TOA ROAD Corp.	201,000	704,959
#*	Tobishima Corp.	297,300	408,235
	Tocalo Co., Ltd.	73,100	1,225,291
	Toda Corp.	1,019,000	3,107,135
	Toenec Corp.	212,000	1,115,334
	TOKAI Holdings Corp.	284,600	915,772
	Tokai Lease Co., Ltd.	98,000	213,396
	Tokyo Energy & Systems, Inc.	143,000	820,344
	Tokyo Keiki, Inc.	287,000	514,612
*	Tokyo Kikai Seisakusho, Ltd.	300,000	170,414
	Tokyo Sangyo Co., Ltd.	78,000	247,124
	Tokyu Community Corp.	32,900	1,120,580
#	Tokyu Construction Co., Ltd.	277,620	799,449
	Toli Corp.	236,000	503,932
#	Tomoe Corp.	118,400	395,728
	Tomoe Engineering Co., Ltd.	28,000	499,806
	Tonami Holdings Co., Ltd.	331,000	682,514
#	Toppan Forms Co., Ltd.	235,000	2,111,637

17

The Japanese Small Company Series
continued

		Shares	Value††
Industrials — (Continued)
	Torishima Pump Manufacturing Co., Ltd.	100,000	$805,445
	Toshiba Machine Co., Ltd.	571,000	2,832,840
#	Toshiba Plant Systems & Services Corp.	191,450	2,758,279
	Tosho Printing Co., Ltd.	243,000	377,861
#	Totetsu Kogyo Co., Ltd.	129,400	1,772,776
#	Toyo Construction Co., Ltd.	313,000	1,114,122
#	Toyo Electric Manufacturing Co., Ltd.	170,000	479,318
	Toyo Engineering Corp.	588,400	2,787,641
	Toyo Machinery & Metal Co., Ltd.	42,400	103,027
#	Toyo Tanso Co., Ltd.	57,600	1,182,767
#	Toyo Wharf & Warehouse Co., Ltd.	274,000	463,745
	Trancom Co., Ltd.	25,400	521,695
	Trinity Industrial Corp.	52,000	179,316
	Trusco Nakayama Corp.	98,900	1,809,662
	Tsubakimoto Chain Co., Ltd.	691,700	3,903,693
	Tsubakimoto Kogyo Co., Ltd.	97,000	273,435
#*	Tsudakoma Corp.	247,000	424,790
	Tsugami Corp.	368,000	2,429,751
	Tsukishima Kikai Co., Ltd.	127,000	1,101,892
	Tsurumi Manufacturing Co., Ltd.	94,000	745,309
	TTK Co., Ltd.	62,000	284,745
	Uchida Yoko Co., Ltd.	331,000	955,089
#	Ueki Corp.	406,000	890,414
	Union Tool Co., Ltd.	59,700	926,227
	Utoc Corp.	92,900	271,021
#*	Wakachiku Construction Co., Ltd.	1,204,000	1,478,090
*	Wakita & Co., Ltd.	88,000	722,625
#	Weathernews, Inc.	30,000	826,043
#	Yahagi Construction Co., Ltd.	141,900	716,139
	YAMABIKO Corp.	28,882	450,178
	Yamato Corp.	82,000	296,838
	Yamaura Corp.	34,500	118,182
	Yamazen Co., Ltd.	305,500	2,292,039
	Yasuda Warehouse Co., Ltd. (The)	95,800	669,728
	Yokogawa Bridge Holdings Corp.	148,400	1,366,719
	Yondenko Corp.	132,800	525,498
	Yuasa Trading Co., Ltd.	894,000	1,603,490
	Yuken Kogyo Co., Ltd.	157,000	269,905
	Yurtec Corp.	256,000	901,082
	Yusen Logistics Co., Ltd.	93,300	932,185
#	Yushin Precision Equipment Co., Ltd.	46,834	916,035
Total Industrials			505,337,140

Information Technology — (9.2%)
#*	1st Holdings, Inc.	42,000	264,897
	A&D Co., Ltd.	44,300	169,058
#	Ai Holdings Corp.	251,400	1,790,874
	Aichi Tokei Denki Co., Ltd.	113,000	378,142
#	Aiphone Co., Ltd.	71,400	1,199,638
	Allied Telesis Holdings K.K.	470,700	403,171
	Alpha Systems, Inc.	33,560	425,284
	Alps Electric Co., Ltd.	859,600	5,203,813
	Amano Corp.	288,700	2,522,884
	AOI Electronic Co., Ltd.	35,200	552,900
	Argo Graphics, Inc.	8,800	114,299
	Arisawa Manufacturing Co., Ltd.	159,700	579,113
#	Asahi Net, Inc.	63,000	306,541
	Axell Corp.	36,900	815,118
*	Bit-isle, Inc.	71,900	727,419
	CAC Corp.	63,700	501,759
#	Canon Electronics, Inc.	117,000	2,562,064

18

The Japanese Small Company Series
continued

		Shares	Value††
Information Technology — (Continued)
	Chino Corp.	151,000	$355,873
	CMK Corp.	263,200	1,035,031
	Computer Engineering & Consulting, Ltd.	61,500	382,572
	Core Corp.	45,400	388,861
	Cresco, Ltd.	23,200	175,533
	Cybernet Systems Co., Ltd.	85	22,052
	Cybozu, Inc.	1,320	377,345
	Dai-ichi Seiko Co., Ltd.	46,500	744,759
	Daishinku Corp.	117,000	393,500
	Daito Electron Co., Ltd.	5,900	23,836
	Daiwabo Holdings Co., Ltd.	1,010,000	2,070,361
#	Denki Kogyo Co., Ltd.	319,000	1,294,224
#	Digital Garage, Inc.	803	1,559,670
	DKK Toa Corp.	31,000	104,299
	DTS Corp.	103,800	1,273,247
	Eizo Nanao Corp.	92,300	1,477,620
	Elecom Co., Ltd.	23,100	394,733
#	Elematec Corp.	27,071	360,099
	EM Systems Co., Ltd.	10,800	219,899
#	Enplas Corp.	45,000	2,019,071
	ESPEC Corp.	104,500	797,269
	Excel Co., Ltd.	19,700	168,662
*	F@N Communications, Inc.	15,500	322,831
	Faith, Inc.	2,238	233,675
#*	FDK Corp.	167,000	139,697
#*	Ferrotec Corp.	157,100	573,499
	Fuji Electronics Co., Ltd.	35,900	495,032
#	Fuji Soft, Inc.	100,600	1,913,699
	Fujitsu Frontech, Ltd.	77,500	410,500
	Furuno Electric Co., Ltd.	37,400	173,135
	Furuya Metal Co., Ltd.	4,300	114,071
	Future Architect, Inc.	1,148	457,719
	GMO Internet, Inc.	364,500	2,367,830
	GMO Payment Gateway, Inc.	15,100	229,428
	Gurunavi, Inc.	36,600	375,097
	Hakuto Co., Ltd.	73,700	677,408
#	Hioki EE Corp.	28,300	449,585
	Hitachi Kokusai Electric, Inc.	249,500	1,836,670
	Hochiki Corp.	97,000	490,958
	Hokuriku Electric Industry Co., Ltd.	345,000	421,170
#	Horiba, Ltd.	186,850	5,419,176
	Hosiden Corp.	298,300	1,836,451
	Icom, Inc.	49,700	1,109,757
*	Ikegami Tsushinki Co., Ltd.	174,000	119,364
#	Ines Corp.	202,300	1,260,161
	I-Net Corp.	47,800	356,274
*	Infocom Corp.	213	250,797
	Information Services International-Dentsu, Ltd.	76,700	745,821
#	Innotech Corp.	68,400	334,254
	Internet Initiative Japan, Inc.	114,500	2,626,202
*	Iriso Electronics Co., Ltd.	23,300	365,414
	IT Holdings Corp.	392,501	4,738,236
	ITC Networks Corp.	96,300	738,975
	Itfor, Inc.	35,400	135,090
*	Iwatsu Electric Co., Ltd.	424,000	358,720
#	Japan Aviation Electronics Industry, Ltd.	287,600	2,138,396
	Japan Cash Machine Co., Ltd.	79,315	658,687
	Japan Digital Laboratory Co., Ltd.	109,700	1,231,643
*	Japan Radio Co., Ltd.	251,000	694,372
#	Jastec Co., Ltd.	61,400	365,259
	JBCC Holdings, Inc.	75,900	553,153

19

The Japanese Small Company Series
continued

		Shares	Value††
Information Technology — (Continued)
	JFE Systems, Inc.	160	$144,326
	JIEC Co., Ltd.	86	100,384
*	Justsystems Corp.	81,700	484,153
	Kaga Electronics Co., Ltd.	103,300	915,352
	Kanematsu Electronics, Ltd.	83,100	958,937
	Koa Corp.	163,100	1,317,621
	Kyoden Co., Ltd.	156,900	235,652
#	Kyoei Sangyo Co., Ltd.	97,000	164,051
	Kyowa Electronic Instruments Co., Ltd.	56,000	163,030
	Lasertec Corp.	44,100	801,153
	Macnica, Inc.	50,300	998,414
#	Macromill, Inc.	105,800	1,136,596
	Marubun Corp.	98,500	423,981
#	Maruwa Co., Ltd.	46,700	1,588,136
#*	Marvelous AQL, Inc.	1,419	518,671
#	Megachips Corp.	60,400	1,168,240
#*	Meiko Electronics Co., Ltd.	44,200	350,989
	Meisei Electric Co., Ltd.	307,000	291,986
#	Melco Holdings, Inc.	65,200	1,149,959
*	Micronics Japan Co., Ltd.	8,000	25,532
	Mimasu Semiconductor Industry Co., Ltd.	86,881	709,823
*	Miraial Co., Ltd.	17,800	336,334
#	Miroku Jyoho Service Co., Ltd.	105,000	404,542
*	Mitsui High-Tec, Inc.	131,600	939,540
	Mitsui Knowledge Industry Co., Ltd.	3,643	598,393
*	Mitsumi Electric Co., Ltd.	487,400	2,851,970
#	MTI, Ltd.	412	385,168
#	Mutoh Holdings Co., Ltd.	160,000	393,899
*	Nagano Japan Radio Co., Ltd.	36,000	46,747
	Nagano Keiki Co., Ltd.	5,300	42,711
	Nakayo Telecommunications, Inc.	485,000	1,499,762
	NEC Fielding, Ltd.	95,000	1,137,738
	NEC Networks & System Integration Corp.	117,000	2,079,694
	NET One Systems Co., Ltd.	436,400	4,309,156
	Nichicon Corp.	280,400	2,409,882
	Nidec Copal Electronics Corp.	62,800	299,903
	NIFTY Corp.	363	568,192
	Nihon Dempa Kogyo Co., Ltd.	85,400	1,120,909
	Nihon Unisys, Ltd.	239,075	1,595,231
#	Nippon Ceramic Co., Ltd.	88,600	1,347,370
#*	Nippon Chemi-Con Corp.	749,000	1,603,735
	Nippon Kodoshi Corp.	2,300	18,174
	Nippon Systemware Co., Ltd.	27,900	108,275
	Nohmi Bosai, Ltd.	123,000	834,144
	NS Solutions Corp.	85,100	1,513,824
	NSD Co., Ltd.	183,000	1,601,820
#*	Nuflare Technology, Inc.	136	832,884
	OBIC Business Consultants Co., Ltd.	24,400	1,376,592
	Ohara, Inc.	24,700	186,046
	Okaya Electric Industries Co., Ltd.	73,000	269,754
#*	OKI Electric Industry Co., Ltd.	3,198,000	3,922,503
	ONO Sokki Co., Ltd.	103,000	466,462
	Optex Co., Ltd.	41,900	485,897
	Origin Electric Co., Ltd.	145,000	713,119
#	Osaki Electric Co., Ltd.	169,000	929,323
	Panasonic Industrial Devices SUNX Co., Ltd.	110,800	431,187
	Panasonic Information Systems Co., Ltd.	13,700	302,757
	PCA Corp.	17,500	202,471
#*	Renesas Electronics Corp.	153,200	547,974
	Riken Keiki Co., Ltd.	78,500	481,523
	Riso Kagaku Corp.	77,200	1,447,614

20

The Japanese Small Company Series
continued

		Shares	Value††
Information Technology — (Continued)
	Roland DG Corp.	54,400	$642,711
	Ryoden Trading Co., Ltd.	148,000	841,411
	Ryosan Co., Ltd.	169,000	2,997,764
	Ryoyo Electro Corp.	113,200	1,056,352
	Sanken Electric Co., Ltd.	543,000	2,102,471
	Sanko Co., Ltd.	7,000	18,759
	Sanshin Electronics Co., Ltd.	139,500	941,468
	Satori Electric Co., Ltd.	79,080	389,616
	Saxa Holdings, Inc.	307,000	574,427
	SCSK Corp.	12,063	188,916
#	Seiko Epson Corp.	696,500	5,681,145
*	Shibaura Electronics Co., Ltd.	10,100	115,735
#*	Shibaura Mechatronics Corp.	152,000	319,390
	Shindengen Electric Manufacturing Co., Ltd.	391,000	1,096,968
	Shinkawa, Ltd.	68,300	331,681
#	Shinko Electric Industries Co., Ltd.	366,300	2,916,282
	Shinko Shoji Co., Ltd.	125,200	1,047,316
	Shizuki Electric Co., Inc.	103,000	364,046
#	Siix Corp.	83,900	974,422
	Simplex Holdings, Inc.	1,762	508,129
#	SMK Corp.	300,000	812,545
	Softbank Technology Corp.	500	4,614
	Soshin Electric Co., Ltd.	4,600	16,564
	SRA Holdings, Inc.	49,700	528,669
	Star Micronics Co., Ltd.	196,400	1,972,074
	Sumida Corp.	51,349	297,628
	Sun-Wa Technos Corp.	12,600	92,135
	Systena Corp.	1,111	980,450
	Tachibana Eletech Co., Ltd.	62,400	505,489
#	Taiyo Yuden Co., Ltd.	538,200	4,764,003
	Tamura Corp.	368,000	826,454
#*	Teac Corp.	87,000	35,054
	Tecmo Koei Holdings Co., Ltd.	150,730	1,269,030
	Teikoku Tsushin Kogyo Co., Ltd.	176,000	317,516
*	Thine Electronics, Inc.	3,300	22,031
	TKC Corp.	91,300	1,589,926
#	Tokyo Electron Device, Ltd.	342	564,702
	Tokyo Seimitsu Co., Ltd.	196,900	3,227,410
	Tomen Devices Corp.	2,400	49,767
	Tomen Electronics Corp.	53,000	662,180
#	Topcon Corp.	76,900	661,558
	Tose Co., Ltd.	22,100	139,911
	Toshiba TEC Corp.	631,000	3,213,212
	Toukei Computer Co., Ltd.	26,810	374,976
	Towa Corp.	96,900	609,336
	Toyo Corp.	142,200	1,594,360
	Transcosmos, Inc.	127,200	1,372,034
	UKC Holdings Corp.	45,600	908,491
#*	Ulvac, Inc.	220,400	2,062,512
	Uniden Corp.	377,000	858,269
#*	UT Holdings Co., Ltd.	333	183,584
#	V Technology Co., Ltd.	178	448,445
	Wacom Co., Ltd.	1,912	5,033,810
*	Wellnet Corp.	11,500	103,738
	Y.A.C. Co., Ltd.	37,700	214,672
*	Yamaichi Electronics Co., Ltd.	75,700	136,901
*	Yashima Denki Co., Ltd.	1,800	7,360
	Yokowo Co., Ltd.	71,000	332,169
*	Zappallas, Inc.	453	440,223
	Zuken, Inc.	94,600	635,196
Total Information Technology			187,141,908

21

The Japanese Small Company Series
continued

		Shares	Value††
Materials — (10.4%)
	Achilles Corp.	711,000	$949,759
	Adeka Corp.	429,100	3,707,652
	Agro-Kanesho Co., Ltd.	14,000	73,182
	Aichi Steel Corp.	526,000	2,474,220
	Alconix Corp.	19,900	326,162
	Arakawa Chemical Industries, Ltd.	67,700	516,842
	Araya Industrial Co., Ltd.	276,000	388,244
#	Asahi Holdings, Inc.	120,250	2,033,317
	Asahi Organic Chemicals Industry Co., Ltd.	343,000	816,198
#	Asahi Printing Co., Ltd.	800	19,498
*	C Uyemura & Co., Ltd.	8,900	281,545
	Chuetsu Pulp & Paper Co., Ltd.	568,000	975,637
#*	Chugai Mining Co., Ltd.	852,400	187,401
	Chugoku Marine Paints, Ltd.	297,000	1,787,078
*	Chugokukogyo Co., Ltd.	62,000	62,443
	Chuo Denki Kogyo Co., Ltd.	90,000	331,807
*	Co-Op Chemical Co., Ltd.	159,000	192,322
	Dai Nippon Toryo, Ltd.	547,000	820,313
#	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	192,803
	Daiichi Kogyo Seiyaku Co., Ltd.	151,000	390,202
	Daiken Corp.	401,000	1,088,375
	Daiki Aluminium Industry Co., Ltd.	96,000	243,366
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	325,000	1,359,629
#	Daio Paper Corp.	419,500	3,095,967
	Daiso Co., Ltd.	358,000	971,700
	DC Co., Ltd.	113,900	428,835
	Dynapac Co., Ltd.	25,000	64,436
#	Earth Chemical Co., Ltd.	37,000	1,239,882
	FP Corp.	61,200	4,071,377
	Fuji Seal International, Inc.	107,800	2,177,938
	Fujikura Kasei Co., Ltd.	110,100	467,070
	Fujimi, Inc.	3,600	64,081
	Fujimori Kogyo Co., Ltd.	44,600	1,202,996
	Fumakilla, Ltd.	82,000	269,868
#	Furukawa-Sky Aluminum Corp.	426,000	1,226,628
	Godo Steel, Ltd.	899,000	1,796,744
#	Gun Ei Chemical Industry Co., Ltd.	347,000	805,991
	Harima Chemicals, Inc.	73,300	373,412
*	Hitachi Metals, Ltd.	6,800	57,990
#	Hodogaya Chemical Co., Ltd.	265,000	518,592
	Hokkan Holdings, Ltd.	283,000	805,980
	Hokko Chemical Industry Co., Ltd.	90,000	242,763
#	Hokuetsu Kishu Paper Co., Ltd.	862,199	5,003,946
	Honshu Chemical Industry Co., Ltd.	31,000	157,929
	Ihara Chemical Industry Co., Ltd.	168,000	914,096
	Ise Chemical Corp.	83,000	488,398
*	Ishihara Sangyo Kaisha, Ltd.	1,647,500	1,306,389
	Ishizuka Glass Co., Ltd.	109,000	177,559
	Japan Carlit Co., Ltd.	59,800	306,947
	Japan Pure Chemical Co., Ltd.	70	157,732
	JCU Corp.	6,300	242,598
	JSP Corp.	103,900	1,437,657
#	Kanto Denka Kogyo Co., Ltd.	148,000	318,030
	Katakura Chikkarin Co., Ltd.	43,000	101,808
	Kawakin Holdings Co., Ltd.	11,000	37,809
	Kawasaki Kasei Chemicals, Ltd.	121,000	143,241
	Koatsu Gas Kogyo Co., Ltd.	163,493	867,667
*	Kogi Corp.	30,000	61,954
	Kohsoku Corp.	61,900	537,612
	Konishi Co., Ltd.	68,200	1,175,072
#	Kumiai Chemical Industry Co., Ltd.	242,000	1,354,838

22

The Japanese Small Company Series
continued

		Shares	Value††
Materials — (Continued)
	Kureha Corp.	632,500	$2,299,677
	Kurimoto, Ltd.	702,000	2,496,102
	Kurosaki Harima Corp.	221,000	596,536
#	Kyoei Steel, Ltd.	83,100	1,585,388
	Kyowa Leather Cloth Co., Ltd.	71,700	223,881
	Lintec Corp.	220,300	4,122,844
	MEC Co., Ltd.	63,300	217,636
*	Mitsubishi Paper Mills, Ltd.	1,285,000	1,285,114
	Mitsubishi Steel Manufacturing Co., Ltd.	691,000	1,387,353
	Mitsui Mining & Smelting Co., Ltd.	2,800,000	6,912,392
	Mory Industries, Inc.	154,000	443,387
*	Nakayama Steel Works, Ltd.	639,000	349,452
	Neturen Co., Ltd.	152,800	1,010,353
#*	New Japan Chemical Co., Ltd.	115,700	439,767
	Nichia Steel Works, Ltd.	175,900	444,773
#	Nihon Kagaku Sangyo Co., Ltd.	78,000	477,573
	Nihon Nohyaku Co., Ltd.	230,000	1,221,566
	Nihon Parkerizing Co., Ltd.	240,000	3,452,346
	Nihon Yamamura Glass Co., Ltd.	490,000	1,045,489
#	Nippon Carbide Industries Co., Inc.	324,000	1,155,064
*	Nippon Chemical Industrial Co., Ltd.	333,000	449,050
	Nippon Chutetsukan K.K.	50,000	139,778
	Nippon Chuzo K.K.	111,000	147,290
	Nippon Coke & Engineering Co., Ltd.	1,084,500	1,405,299
#	Nippon Concrete Industries Co., Ltd.	180,000	676,214
#	Nippon Denko Co., Ltd.	459,000	1,377,456
	Nippon Fine Chemical Co., Ltd.	85,600	571,394
#	Nippon Kasei Chemical Co., Ltd.	309,000	402,554
#*	Nippon Kinzoku Co., Ltd.	222,000	318,559
#	Nippon Koshuha Steel Co., Ltd.	376,000	385,588
*	Nippon Light Metal Holdings Co., Ltd.	2,388,000	2,842,880
#*	Nippon Paper Group, Inc.	148,100	2,057,733
	Nippon Pigment Co., Ltd.	5,000	11,022
	Nippon Pillar Packing Co., Ltd.	101,000	673,708
	Nippon Soda Co., Ltd.	671,000	3,089,252
	Nippon Synthetic Chemical Industry Co., Ltd. (The)	256,000	1,863,398
	Nippon Valqua Industries, Ltd.	364,000	921,120
*	Nippon Yakin Kogyo Co., Ltd.	727,500	963,088
*	Nisshin Steel Holdings Co., Ltd.	318,892	2,907,886
	Nittetsu Mining Co., Ltd.	375,000	1,658,769
	Nitto FC Co., Ltd.	72,000	436,468
	NOF Corp.	728,000	3,272,786
	Okabe Co., Ltd.	190,900	1,245,324
	Okamoto Industries, Inc.	400,000	1,409,334
	Okura Industrial Co., Ltd.	305,000	946,346
#	Osaka Organic Chemical Industry, Ltd.	66,000	294,034
	Osaka Steel Co., Ltd.	77,700	1,440,071
#	Osaka Titanium Technologies Co., Ltd.	95,900	2,145,416
	Pacific Metals Co., Ltd.	735,000	3,482,982
#	Pack Corp. (The)	66,500	1,113,720
#*	Rasa Industries, Ltd.	377,000	412,641
	Rengo Co., Ltd.	1,075,000	5,429,157
	Riken Technos Corp.	197,000	567,295
*	S Science Co., Ltd.	2,704,000	93,634
	Sakai Chemical Industry Co., Ltd.	459,000	1,381,296
	Sakata INX Corp.	196,000	1,011,510
	Sanyo Chemical Industries, Ltd.	305,000	1,810,829
#	Sanyo Special Steel Co., Ltd.	551,300	1,977,656
	Sekisui Plastics Co., Ltd.	209,000	525,567
#	Shikoku Chemicals Corp.	184,000	1,054,836
	Shinagawa Refractories Co., Ltd.	224,000	508,830

23

The Japanese Small Company Series
continued

		Shares	Value††
Materials — (Continued)
	Shin-Etsu Polymer Co., Ltd.	224,100	$853,790
	Shinko Wire Co., Ltd.	184,000	335,714
	Somar Corp.	42,000	84,929
	Stella Chemifa Corp.	49,300	969,651
	Sumitomo Bakelite Co., Ltd.	981,000	4,108,177
	Sumitomo Light Metal Industries, Ltd.	2,296,000	2,245,350
	Sumitomo Osaka Cement Co., Ltd.	1,848,000	6,730,139
	Sumitomo Pipe & Tube Co., Ltd.	108,100	884,188
	Sumitomo Seika Chemicals Co., Ltd.	225,000	839,105
	T&K Toka Co., Ltd.	8,400	120,832
	T. Hasegawa Co., Ltd.	121,300	1,586,945
	Taisei Lamick Co., Ltd.	22,000	604,648
	Taiyo Holdings Co., Ltd.	82,400	2,329,525
	Takasago International Corp.	367,000	1,968,540
	Takiron Co., Ltd.	304,000	1,059,036
*	Tanaka Chemical Corp.	1,100	4,094
	Tayca Corp.	151,000	422,849
	Tenma Corp.	87,000	930,880
#	Titan Kogyo K.K.	95,000	267,435
#	Toagosei Co., Ltd.	1,096,000	4,302,119
#	Toda Kogyo Corp.	220,000	1,013,427
	Toho Titanium Co., Ltd.	3,600	35,837
	Toho Zinc Co., Ltd.	673,000	2,955,046
	Tokai Carbon Co., Ltd.	1,019,000	4,287,867
	Tokushu Tokai Paper Co., Ltd.	501,580	1,265,494
#	Tokuyama Corp.	1,710,000	3,770,900
	Tokyo Ohka Kogyo Co., Ltd.	180,800	3,575,799
#	Tokyo Rope Manufacturing Co., Ltd.	619,000	954,967
	Tokyo Steel Manufacturing Co., Ltd.	587,100	2,872,681
	Tokyo Tekko Co., Ltd.	142,000	531,136
	Tomoegawa Co., Ltd.	125,000	232,034
	Tomoku Co., Ltd.	294,000	799,065
	Topy Industries, Ltd.	1,000,000	2,380,092
#	Tosoh Corp.	2,648,000	6,371,117
	Toyo Ink SC Holdings Co., Ltd.	938,000	4,030,797
	Toyo Kohan Co., Ltd.	247,000	884,074
	TYK Corp.	138,000	267,350
	Ube Material Industries, Ltd.	226,000	619,476
	Wood One Co., Ltd.	169,000	542,789
	Yodogawa Steel Works, Ltd.	786,500	2,698,389
*	Yuki Gosei Kogyo Co., Ltd.	64,000	173,676
	Yushiro Chemical Industry Co., Ltd.	49,700	525,519
Total Materials			209,915,468

Telecommunication Services — (0.4%)
*	Japan Communications, Inc.	2,056	127,155
	Okinawa Cellular Telephone Co.	10,600	225,145
*	Softbank Corp.	202,949	7,436,308
Total Telecommunication Services			7,788,608

Utilities — (0.4%)
#	Hokkaido Gas Co., Ltd.	217,000	590,144
	Hokuriku Gas Co., Ltd.	99,000	245,084
	Okinawa Electric Power Co., Ltd.	75,071	2,340,531
	Saibu Gas Co., Ltd.	1,364,000	3,485,809
	Shizuoka Gas Co., Ltd.	259,000	1,754,544
Total Utilities			8,416,112
TOTAL COMMON STOCKS			1,784,281,013

24

The Japanese Small Company Series
continued

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (11.9%)
§@ DFA Short Term Investment Fund	20,829,732	241,000,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.25%, 01/02/13 (Collateralized
by U.S. Treasury Note 1.250%, 12/31/19, valued at $940,610) to be repurchased at
$922,180	$922	922,167
TOTAL SECURITIES LENDING COLLATERAL		241,922,167
TOTAL INVESTMENTS — (100.0%)
(Cost $2,140,471,758)^		$2,026,203,180
____________________

^ The cost for federal income tax purposes is $2,141,776,726.

Summary of the Series’ investments as of December 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$395,953,304	—	$395,953,304
Consumer Staples	—	161,762,419	—	161,762,419
Energy	—	14,298,092	—	14,298,092
Financials	—	214,516,909	—	214,516,909
Health Care	—	79,151,053	—	79,151,053
Industrials	—	505,337,140	—	505,337,140
Information Technology	—	187,141,908	—	187,141,908
Materials	—	209,915,468	—	209,915,468
Telecommunication Services	—	7,788,608	—	7,788,608
Utilities	—	8,416,112	—	8,416,112
Securities Lending Collateral	—	241,922,167	—	241,922,167
TOTAL	—	$2,026,203,180	—	$2,026,203,180

See accompanying Notes to Financial Statements.
25

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2012
(Unaudited)

		Shares	Value††
COMMON STOCKS — (82.1%)
AUSTRALIA — (44.5%)
*	AAT Corp., Ltd.	9,992	$—
*	ABM Resources NL	4,447,721	192,605
	Acrux, Ltd.	431,235	1,298,110
	Adelaide Brighton, Ltd.	1,442,564	4,723,821
#	Aditya Birla Minerals, Ltd.	878,000	449,604
*	AED Oil, Ltd.	363,401	—
*	Ainsworth Game Technology, Ltd.	361,760	1,059,146
*	AJ Lucas Group, Ltd.	317,969	419,569
*	Alchemia, Ltd.	724,903	291,641
#*	Alcyone Resources, Ltd.	4,280,423	162,387
#*	Alkane Resources, Ltd.	1,255,636	910,185
*	Alliance Resources, Ltd.	444,483	88,963
*	Altona Mining, Ltd.	1,108,169	334,522
*	Amadeus Energy, Ltd.	819,137	170,127
	Amalgamated Holdings, Ltd.	462,896	3,265,346
	Amcom Telecommunications, Ltd.	601,302	938,642
*	Ampella Mining, Ltd.	108,829	34,822
	Ansell, Ltd.	280,617	4,497,091
#*	Antares Energy, Ltd.	937,175	490,615
	AP Eagers, Ltd.	225,373	1,028,505
#	APN News & Media, Ltd.	2,209,800	584,358
#*	Aquarius Platinum, Ltd.	1,550,854	1,377,777
#*	Aquila Resources, Ltd.	262,152	717,560
#*	Arafura Resources, Ltd.	1,093,749	208,266
	ARB Corp., Ltd.	347,600	3,948,568
	Aristocrat Leisure, Ltd.	2,580,305	8,531,930
	Arrium, Ltd.	6,037,433	5,884,284
#	ASG Group, Ltd.	515,668	306,720
*	Aspire Mining, Ltd.	333,813	24,050
*	Astron Corp., Ltd.	33,786	41,225
*	Atlantic, Ltd.	238,482	60,258
	Atlas Iron, Ltd.	1,811,443	3,466,431
#*	Aurora Oil & Gas, Ltd.	1,165,110	4,479,810
#	Ausdrill, Ltd.	1,508,324	4,503,889
	Ausenco, Ltd.	343,044	1,150,864
#*	Austal, Ltd.	1,105,762	655,863
	Austbrokers Holdings, Ltd.	108,377	973,840
#	Austin Engineering, Ltd.	188,444	848,454
*	Austpac Resources NL	2,524,951	83,905
*	Australian Agricultural Co., Ltd.	932,240	1,135,849
	Australian Infrastructure Fund NL	3,606,473	11,696,444
	Australian Pharmaceutical Industries, Ltd.	2,452,401	1,202,505
	Automotive Holdings Group, Ltd.	615,927	2,129,496
#*	Avanco Resources, Ltd.	2,010,636	163,211
*	Avita Medical, Ltd.	58,058	7,329
#	AVJennings, Ltd.	5,185,036	1,924,976
	AWE, Ltd.	2,111,897	2,706,426
#*	Azimuth Resources, Ltd.	334,414	80,689
#*	Azumah Resources, Ltd.	737,953	57,188
*	Ballarat South Gold, Ltd.	1,996	—
#*	Bandanna Energy, Ltd.	622,869	166,545
	Bank of Queensland, Ltd.	3,352	25,870
*	Bannerman Resources, Ltd.	332,217	32,082
#*	Bathurst Resources, Ltd.	862,619	335,894
#	BC Iron, Ltd.	258,613	960,099
	Beach Energy, Ltd.	5,525,248	8,670,485
#*	Beadell Resources, Ltd.	1,500,515	1,550,337
*	Berkeley Resources, Ltd.	434,006	191,271

1

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
	Beyond International, Ltd.	61,256	$79,553
#	Billabong International, Ltd.	1,600,753	1,397,420
*	Bionomics, Ltd.	345,313	130,277
*	Bisalloy Steel Group, Ltd.	93,800	134,422
#	Blackmores, Ltd.	79,054	2,770,088
#*	Blackthorn Resources, Ltd.	161,814	220,255
*	BlueScope Steel, Ltd.	2,262,062	8,274,173
	Boart Longyear, Ltd.	2,638,658	5,272,347
#*	Boom Logistics, Ltd.	775,503	223,431
*	Boulder Steel, Ltd.	1,266,304	23,012
#	Bradken, Ltd.	1,022,589	5,910,127
#	Breville Group, Ltd.	598,466	4,156,991
	Brickworks, Ltd.	132,797	1,595,938
	BSA, Ltd.	666,656	135,729
	BT Investment Management, Ltd.	193,869	475,036
*	Buccaneer Energy, Ltd.	3,660,894	196,400
*	Buru Energy, Ltd.	192,610	489,227
#	Cabcharge Australia, Ltd.	562,463	2,596,398
*	Calliden Group, Ltd.	389,687	64,847
#*	Cape Lambert Resources, Ltd.	373,413	110,327
*	Capral, Ltd.	58,499	13,263
	Cardno, Ltd.	505,707	3,704,143
#*	Carnarvon Petroleum, Ltd.	4,944,854	376,367
*	Carnegie Wave Energy, Ltd.	263,165	11,243
#	carsales.com, Ltd.	1,220,399	9,391,786
#	Cash Converters International, Ltd.	1,256,872	1,531,755
*	CDS Technologies, Ltd.	13,276	—
	Cedar Woods Properties, Ltd.	143,995	676,270
*	Centaurus Metals, Ltd.	143,557	49,514
#*	Central Petroleum, Ltd.	1,759,865	244,512
*	Centrebet International, Ltd. Claim Units	81,336	—
*	Centrex Metals, Ltd.	13,701	2,301
#*	Ceramic Fuel Cells, Ltd.	3,869,086	240,682
#*	Cerro Resources NL	1,961,035	268,747
#*	CGA Mining, Ltd.	10,124	25,143
#*	Chalice Gold Mines, Ltd.	320,684	63,656
	Challenger, Ltd.	198,545	739,802
	Chandler Macleod Group, Ltd.	338,118	176,759
*	ChemGenex Pharmaceuticals, Ltd.	115,291	—
*	Chesser Resources, Ltd.	148,340	51,494
*	Citigold Corp., Ltd.	3,765,806	214,736
	Clarius Group, Ltd.	1,083,392	331,181
*	Clinuvel Pharmaceuticals, Ltd.	117,432	223,667
#	Clough, Ltd.	1,527,345	1,481,635
	Clover Corp., Ltd.	269,348	161,824
*	CO2 Group, Ltd.	726,417	84,864
*	Coal of Africa, Ltd.	668,800	166,922
#*	Coalspur Mines, Ltd.	1,239,823	953,689
*	Cobar Consolidated Resources, Ltd.	75,663	33,012
#*	Cockatoo Coal, Ltd.	3,318,970	407,875
#	Codan, Ltd.	174,346	437,897
#*	Coffey International, Ltd.	1,048,636	364,746
	Collection House, Ltd.	1,909,459	1,965,454
*	Continental Coal, Ltd.	658,378	30,048
*	Cooper Energy, Ltd.	336,842	209,306
	Coventry Group, Ltd.	144,778	453,221
	Credit Corp. Group, Ltd.	110,382	936,633
*	Crusader Resources, Ltd.	155,861	59,270
#	CSG, Ltd.	706,106	420,291
#	CSR, Ltd.	2,491,176	5,106,490
	CTI Logistics, Ltd.	7,200	10,985

2

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
#*	Cudeco, Ltd.	399,317	$1,811,364
*	Cue Energy Resources, Ltd.	1,378,665	201,720
	Data#3, Ltd.	322,153	431,253
#	David Jones, Ltd.	3,152,271	7,762,738
#	Decmil Group, Ltd.	655,425	1,767,190
*	Deep Yellow, Ltd.	1,039,981	66,590
	Devine, Ltd.	497,498	371,841
*	Discovery Metals, Ltd.	1,368,337	2,351,077
	Domino’s Pizza Enterprises, Ltd.	14,892	163,238
*	Downer EDI, Ltd.	1,857,964	7,964,963
*	Dragon Mining, Ltd.	171,966	120,450
#*	Drillsearch Energy, Ltd.	1,654,628	2,664,469
	DUET Group	1,673,559	3,630,602
#	DuluxGroup, Ltd.	2,216,961	8,791,497
#	DWS, Ltd.	281,849	448,066
*	EHG Corp., Ltd.	482	—
#*	Elders, Ltd.	1,419,921	171,617
*	Elemental Minerals, Ltd.	388,188	154,724
#	Emeco Holdings, Ltd.	2,172,998	1,407,913
*	Empire Oil & Gas NL	510,093	6,953
#*	Energy Resources of Australia, Ltd.	684,442	916,262
#*	Energy World Corp., Ltd.	4,025,738	1,556,502
*	Enero Group, Ltd.	20,635	7,337
*	Engenco, Ltd.	22,880	4,277
*	Entek Energy, Ltd.	864,244	46,428
#	Envestra, Ltd.	5,566,443	5,466,175
#*	Equatorial Resources, Ltd.	176,571	244,031
*	Ethane Pipeline Income Fund	43,496	81,192
#	Euroz, Ltd.	81,100	83,969
#*	Evolution Mining, Ltd.	1,644,550	2,959,743
#	Fairfax Media, Ltd.	5,383,380	2,876,950
	Fantastic Holdings, Ltd.	355,613	1,165,140
*	FAR, Ltd.	8,225,394	295,806
	Finbar Group, Ltd.	58,051	69,712
*	Finders Resources, Ltd.	7,442	1,586
#*	FKP Property Group, Ltd.	843,156	1,005,576
#	Fleetwood Corp., Ltd.	316,248	3,241,498
	FlexiGroup, Ltd.	597,372	2,314,436
#*	Flinders Mines, Ltd.	6,909,293	507,482
*	Focus Minerals, Ltd.	19,167,915	623,243
#	Forge Group, Ltd.	252,731	1,311,829
#	G8 Education, Ltd.	85,161	145,040
#*	Galaxy Resources, Ltd.	760,450	320,826
	Gazal Corp., Ltd.	90,790	213,790
#*	Geodynamics, Ltd.	1,015,653	118,372
#*	Gindalbie Metals, Ltd.	2,927,610	779,515
*	Global Construction Services, Ltd.	1,832	1,410
*	Gold Road Resources, Ltd.	141,504	19,461
*	Golden Rim Resources, Ltd.	650,713	49,675
#*	Goodman Fielder, Ltd.	8,296,037	5,422,339
	GrainCorp, Ltd. Class A	828,668	10,746,006
#	Grange Resources, Ltd.	1,245,669	465,779
#*	Great Southern, Ltd.	9,302,784	—
*	Greencross, Ltd.	3,642	13,320
#*	Greenland Minerals & Energy, Ltd.	796,390	225,900
#*	Gryphon Minerals, Ltd.	1,931,531	1,053,070
#	GUD Holdings, Ltd.	469,856	4,245,899
*	Gujarat NRE Coking Coal, Ltd.	119,865	20,757
#*	Gunns, Ltd.	2,872,620	—
#	GWA Group, Ltd.	1,263,739	3,049,079
*	Hastie Group, Ltd.	81,042	—

3

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
*	Havilah Resources NL	181,606	$108,160
	HFA Holdings, Ltd.	235,865	194,173
	HGL, Ltd.	87,337	51,452
*	Highlands Pacific, Ltd.	2,651,500	414,980
*	Hillgrove Resources, Ltd.	1,123,437	123,976
#	Hills Holdings, Ltd.	1,006,582	944,809
#*	Horizon Oil, Ltd.	4,487,756	2,043,144
*	Hutchison Telecommunications Australia, Ltd.	2,871,964	88,076
*	Icon Energy, Ltd.	1,446,013	360,028
*	IDM International, Ltd.	23,969	971
#	iiNet, Ltd.	664,344	3,174,342
#	Imdex, Ltd.	1,061,080	1,901,061
#	IMF Australia, Ltd.	314,016	535,206
*	IMX Resources, Ltd.	123,459	21,310
	Independence Group NL	1,024,848	5,052,319
*	Indophil Resources NL	3,118,946	782,687
#*	Infigen Energy, Ltd.	1,898,770	495,558
	Infomedia, Ltd.	1,458,074	577,298
#*	Integra Mining, Ltd.	3,714,022	1,928,420
	Integrated Research, Ltd.	261,513	374,048
#*	Intrepid Mines, Ltd.	1,794,707	395,121
#	Invocare, Ltd.	633,106	5,814,325
	IOOF Holdings, Ltd.	1,074,600	8,167,123
#	Iress, Ltd.	603,773	5,220,193
*	Iron Ore Holdings, Ltd.	336,216	267,370
#*	Ivanhoe Australia, Ltd.	516,032	267,415
#	JB Hi-Fi, Ltd.	582,072	6,299,947
*	Jupiter Mines, Ltd.	465,443	48,131
#	K&S Corp., Ltd.	228,651	421,470
#*	Kagara, Ltd.	1,945,393	242,424
*	Kangaroo Resources, Ltd.	2,874,627	105,159
*	Karoon Gas Australia, Ltd.	667,086	3,782,604
*	Kasbah Resources, Ltd.	478,599	81,051
#	Kingsgate Consolidated, Ltd.	786,887	3,668,049
#	Kingsrose Mining, Ltd.	709,616	631,262
*	Lednium, Ltd.	195,019	16,201
#*	Linc Energy, Ltd.	1,497,847	1,876,391
*	Liquefied Natural Gas, Ltd.	595,144	201,033
	Lycopodium, Ltd.	59,494	362,715
#	M2 Telecommunications Group, Ltd.	611,388	2,682,345
*	MACA, Ltd.	26,394	62,743
#	Macmahon Holdings, Ltd.	6,319,933	1,512,859
*	Macquarie Atlas Roads Group NL	1,409,053	2,454,790
	Macquarie Telecom Group, Ltd.	35,019	325,198
#*	Marengo Mining, Ltd.	1,428,204	195,956
#	Matrix Composites & Engineering, Ltd.	160,282	313,794
*	Maverick Drilling & Exploration, Ltd.	114,368	87,935
	MaxiTRANS Industries, Ltd.	942,578	1,016,248
*	Mayne Pharma Group, Ltd.	676,405	212,689
	McGuigan Simeon Wines, Ltd.	2,437,348	1,246,921
#	McMillan Shakespeare, Ltd.	235,687	3,417,581
	McPherson’s, Ltd.	315,566	650,106
#	Medusa Mining, Ltd.	834,363	4,753,073
	Melbourne IT, Ltd.	440,506	820,193
#*	MEO Australia, Ltd.	681,039	53,730
	Mermaid Marine Australia, Ltd.	1,099,905	3,936,500
#*	Mesoblast, Ltd.	232,844	1,301,839
*	Metals X, Ltd.	238,372	36,469
*	Metgasco, Ltd.	667,052	134,011
*	Metminco, Ltd.	1,879,249	118,985
*	MetroCoal, Ltd.	68,725	13,011

4

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
*	MHM Metals, Ltd.	279,627	$91,772
	Miclyn Express Offshore, Ltd.	662,257	1,692,210
#	Mincor Resources NL	1,004,969	1,038,334
*	Minemakers, Ltd.	113,803	20,388
#*	Mineral Deposits, Ltd.	306,156	1,257,698
#	Mineral Resources, Ltd.	484,937	4,989,065
#*	Mirabela Nickel, Ltd.	2,693,751	1,381,917
#*	Molopo Energy, Ltd.	1,186,993	349,429
*	Moly Mines, Ltd.	25,253	3,594
#	Monadelphous Group, Ltd.	198,056	5,099,045
*	Morning Star Gold NL	332,749	38,010
#	Mortgage Choice, Ltd.	631,109	1,150,008
	Mount Gibson Iron, Ltd.	3,121,745	2,763,957
#	Myer Holdings, Ltd.	3,564,925	8,065,720
	MyState, Ltd.	61,242	225,495
*	Nanosonics, Ltd.	203,014	102,733
#	Navitas, Ltd.	1,189,617	5,867,735
#*	NewSat, Ltd.	454,496	245,426
*	Nexus Energy, Ltd.	4,998,176	811,368
	NIB Holdings, Ltd.	1,353,222	2,832,362
*	Nido Petroleum, Ltd.	6,093,154	174,261
*	Noble Mineral Resources, Ltd.	859,168	109,291
	Norfolk Group, Ltd.	361,653	200,348
*	Northern Iron, Ltd.	799,125	456,180
#	Northern Star Resources, Ltd.	1,454,940	1,889,950
#	NRW Holdings, Ltd.	1,174,775	2,349,885
*	NuCoal Resources, Ltd.	429,538	104,211
	Nufarm, Ltd.	817,424	4,985,094
#	Oakton, Ltd.	378,695	501,917
*	OPUS Group, Ltd.	65,187	27,077
#*	Orocobre, Ltd.	257,530	394,332
#	OrotonGroup, Ltd.	89,607	644,033
#*	Otto Energy, Ltd.	1,936,175	192,275
	Pacific Brands, Ltd.	4,412,120	2,869,102
*	Pacific Niugini, Ltd.	200,616	33,658
#*	Paladin Energy, Ltd.	4,096,983	4,523,395
	Pan Pacific Petroleum NL	1,094,343	108,725
	PanAust, Ltd.	575,009	2,045,080
*	Pancontinental Oil & Gas NL	1,006,891	96,948
	Panoramic Resources, Ltd.	971,509	495,073
*	PaperlinX, Ltd.	2,814,406	217,896
*	Papillon Resources, Ltd.	32,010	57,345
	Patties Foods, Ltd.	39,601	63,924
*	Peak Resources, Ltd.	288,357	47,573
#*	Peet, Ltd.	1,096,798	1,274,641
*	Peninsula Energy, Ltd.	5,178,834	213,113
#*	Perilya, Ltd.	1,482,070	533,647
#	Perpetual Trustees Australia, Ltd.	226,579	8,303,528
#*	Perseus Mining, Ltd.	1,605,654	3,548,588
*	Pharmaxis, Ltd.	949,046	1,225,062
*	Phosphagenics, Ltd.	1,842,963	283,638
#*	Platinum Australia, Ltd.	1,442,661	100,375
#*	Pluton Resources, Ltd.	538,056	139,766
	PMP, Ltd.	2,395,607	359,595
*	Poseidon Nickel, Ltd.	436,181	78,734
#	Premier Investments, Ltd.	278,643	1,899,658
#*	Prima Biomed, Ltd.	2,338,194	275,331
#	Primary Health Care, Ltd.	1,960,174	8,177,665
	Prime Media Group, Ltd.	1,777,139	1,621,779
	PrimeAg, Ltd.	219,553	256,098
	Programmed Maintenance Service, Ltd.	550,149	1,097,786

5

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
*	QRxPharma, Ltd.	167,593	$157,561
*	Quickstep Holdings, Ltd.	462,355	77,133
#*	Ramelius Resources, Ltd.	1,512,836	706,075
*	Range Resources, Ltd.	1,456,711	91,809
#	RCR Tomlinson, Ltd.	1,056,974	2,056,997
	REA Group, Ltd.	178,094	3,338,628
#	Reckon, Ltd.	271,858	665,960
*	Red 5, Ltd.	9,022	11,837
#*	Red Fork Energy, Ltd.	1,175,289	925,149
	Redflex Holdings, Ltd.	377,855	596,974
	Reece Australia, Ltd.	238,257	5,534,395
*	Reed Resources, Ltd.	698,001	131,916
*	Regis Resources, Ltd.	330	1,771
#	Reject Shop, Ltd. (The)	122,036	1,911,171
#	Resolute Mining, Ltd.	3,133,646	5,383,165
#*	Resource & Investment NL	353,895	60,678
*	Resource Equipment, Ltd.	118,411	44,002
*	Resource Generation, Ltd.	338,381	100,694
#	Retail Food Group, Ltd.	89,936	296,947
#*	Rex Minerals, Ltd.	469,315	322,693
*	Rialto Energy, Ltd.	1,967,580	229,547
#	Ridley Corp., Ltd.	1,283,068	1,469,305
*	RiverCity Motorway Group, Ltd.	1,563,354	—
*	Robust Resources, Ltd.	136,513	50,260
*	Roc Oil Co., Ltd.	6,490,268	3,007,762
	RungePincockMinarco, Ltd.	30,702	19,071
#	Ruralco Holdings, Ltd.	89,348	311,254
#	SAI Global, Ltd.	1,203,570	5,347,106
#*	Salinas Energy, Ltd.	1,931,867	514,084
#	Salmat, Ltd.	664,807	1,771,490
#*	Samson Oil & Gas, Ltd.	7,175,499	266,397
*	Sandfire Resources NL	234,484	2,139,315
#*	Saracen Mineral Holdings, Ltd.	2,686,129	1,076,661
	Schaffer Corp., Ltd.	33,766	138,855
#	Sedgman, Ltd.	443,054	576,005
#	Select Harvests, Ltd.	311,834	444,651
#*	Senex Energy, Ltd.	3,522,445	2,591,950
#	Servcorp, Ltd.	301,327	1,086,850
	Service Stream, Ltd.	1,432,710	537,558
#	Seven West Media, Ltd.	1,179,615	2,023,646
#	Sigma Pharmaceuticals, Ltd.	4,898,960	3,780,944
*	Sihayo Gold, Ltd.	603,971	69,111
*	Silex System, Ltd.	545,788	1,658,034
*	Silver Chef, Ltd.	4,214	25,334
#*	Silver Lake Resources, Ltd.	1,125,179	3,922,246
	Sims Metal Management, Ltd.	74,889	719,361
*	Sipa Resources International NL	706,804	77,950
#	Sirtex Medical, Ltd.	219,105	3,000,296
#	Skilled Group, Ltd.	492,016	1,333,144
	Slater & Gordon, Ltd.	29,756	65,517
#	SMS Management & Technology, Ltd.	435,122	2,114,994
	Southern Cross Electrical Engineering, Ltd.	21,171	25,400
	Southern Cross Media Group, Ltd.	2,546,520	2,815,035
	Spark Infrastructure Group, Ltd.	3,454,752	6,039,886
#*	Specialty Fashion Group, Ltd.	809,557	538,441
#*	St. Barbara, Ltd.	1,946,083	2,967,474
*	Starpharma Holdings, Ltd.	897,231	1,230,281
#*	Straits Resources, Ltd.	917,602	80,931
*	Strike Energy, Ltd.	1,268,010	167,161
	Structural Systems, Ltd.	138,772	69,502
	STW Communications Group, Ltd.	1,251,369	1,451,335

6

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
#*	Sundance Energy Australia, Ltd.	1,009,945	$831,956
#*	Sundance Resources, Ltd.	8,756,539	3,427,131
*	Sunland Group, Ltd.	741,191	782,685
#	Super Retail Group, Ltd.	1,291,875	13,495,893
	Swick Mining Services, Ltd.	106,166	33,941
*	Talisman Mining, Ltd.	200,624	58,693
#*	Tanami Gold NL	569,930	324,089
*	Tap Oil, Ltd.	1,450,696	947,801
	Tassal Group, Ltd.	626,912	933,190
#	Technology One, Ltd.	1,322,653	2,076,615
#*	Ten Network Holdings, Ltd.	9,333,985	2,805,842
#*	Texon Petroleum, Ltd.	871,211	352,571
#*	TFS Corp., Ltd.	1,393,854	660,347
#	Thorn Group, Ltd.	370,228	782,266
*	Tiger Resources, Ltd.	1,984,487	620,051
*	Toro Energy, Ltd.	70,156	8,085
#	Tox Free Solutions, Ltd.	461,406	1,425,345
#	TPG Telecom, Ltd.	1,569,063	4,261,969
	Transfield Services, Ltd.	2,144,148	4,388,185
*	Transpacific Industries Group, Ltd.	4,533,180	3,730,855
*	Treasury Group, Ltd.	616	3,366
	Troy Resources, Ltd.	415,918	1,579,896
	Trust Co., Ltd. (The)	89,605	408,625
#	UGL, Ltd.	211,805	2,417,851
*	Unity Mining, Ltd.	2,433,889	342,839
#	UXC, Ltd.	1,210,731	1,360,548
*	VDM Group, Ltd.	1,684,753	19,245
#*	Venture Minerals, Ltd.	450,858	100,312
*	Venturex Resources, Ltd.	42,171	1,234
	Village Roadshow, Ltd.	855,994	3,564,418
#*	Virgin Australia Holdings, Ltd. (B43DQC7)	7,648,897	3,363,282
*	Virgin Australia Holdings, Ltd. (B7L5734)	7,648,897	39,715
*	Vocus Communications, Ltd.	1,610	3,074
	Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	1,203	4,490
#	Watpac, Ltd.	711,698	442,272
	WDS, Ltd.	375,342	190,113
#	Webjet, Ltd.	390,881	1,783,810
	Webster, Ltd.	180,921	111,179
#	Western Areas NL	821,191	3,873,158
#*	Western Desert Resouurces, Ltd.	225,143	171,378
#*	White Energy Co., Ltd.	643,913	157,514
	WHK Group, Ltd.	1,202,433	1,227,166
#	Wide Bay Australia, Ltd.	84,697	547,330
#*	Windimurra Vanadium, Ltd.	537,429	—
#	Wotif.com Holdings, Ltd.	588,604	3,264,947
*	Yancoal Australia, Ltd.	213,764	225,228
#*	YTC Resources, Ltd.	104,200	31,982
TOTAL AUSTRALIA			566,817,309

CHINA — (0.0%)
#*	China Public Procurement, Ltd.	5,230,000	—
*	JES International Holdings, Ltd.	1,938,000	319,073
*	Madex International Holdings, Ltd.	3,182,000	51,898
*	Skyfame Realty Holdings, Ltd.	2,611,625	225,173
TOTAL CHINA			596,144

HONG KONG — (19.1%)
	Aeon Credit Service (Asia) Co., Ltd.	580,000	589,653
#	Aeon Stores Hong Kong Co., Ltd.	248,000	661,116
	Alco Holdings, Ltd.	1,426,000	299,294
	Allan International Holdings, Ltd.	720,000	207,484

7

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
HONG KONG — (Continued)
	Allied Group, Ltd.	683,200	$2,221,534
	Allied Overseas, Ltd.	50,000	33,225
	Allied Properties, Ltd.	12,297,857	2,281,460
*	Apac Resources, Ltd.	12,720,000	328,836
	APT Satellite Holdings, Ltd.	1,275,000	321,549
	Artel Solutions Group Holdings, Ltd.	4,470,000	113,120
	Arts Optical International Holdings, Ltd.	730,000	200,940
#	Asia Financial Holdings, Ltd.	2,474,908	1,020,846
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	3,076,192
*	Asia Standard Hotel Group, Ltd.	11,777,218	1,208,333
	Asia Standard International Group, Ltd.	13,425,937	2,393,807
#	Associated International Hotels, Ltd.	980,000	2,623,249
	Aupu Group Holding Co., Ltd.	2,504,000	214,252
*	Auto Italia Holdings, Ltd.	425,000	13,743
	Automated Systems Holdings, Ltd.	268,000	37,985
	Bauhaus International Holdings, Ltd.	368,000	54,109
*	Bel Global Resources Holdings, Ltd.	2,576,000	47,194
*	Bio-Dynamic Group, Ltd.	2,708,000	219,797
*	Birmingham International Holdings, Ltd.	6,502,000	127,509
#	Bonjour Holdings, Ltd.	9,218,000	1,166,453
	Bossini International Holdings, Ltd.	3,871,500	206,456
*	Brightoil Petroleum Holdings, Ltd.	3,813,000	778,733
#*	Brockman Mining, Ltd.	23,482,814	1,345,966
*	Burwill Holdings, Ltd.	8,888,960	142,745
	Cafe de Coral Holdings, Ltd.	958,000	2,738,180
*	Capital Estate, Ltd.	229,000	3,925
*	Carico Holdings, Ltd.	14,760,000	571,462
*	Celestial Asia Securities Holdings	307,572	19,830
	Century City International Holdings, Ltd.	6,419,460	478,383
	Century Sunshine Group Holdings, Ltd.	3,655,000	241,577
	Champion Technology Holdings, Ltd.	14,881,730	219,313
*	Chaoyue Group, Ltd.	1,605,000	88,833
	Chen Hsong Holdings, Ltd.	1,098,000	335,223
	Cheuk Nang Holdings, Ltd.	488,457	380,964
#*	Cheung Wo International Holdings, Ltd.	501,400	31,008
	Chevalier International Holdings, Ltd.	737,482	1,021,197
*	China Best Group Holding, Ltd.	661,400	7,520
*	China Billion Resources, Ltd.	4,876,000	—
*	China Boon Holdings, Ltd.	6,200,000	73,783
*	China Daye Non-Ferrous Metals Mining, Ltd.	3,855,837	157,618
*	China Digicontent Co., Ltd.	2,710,000	3,496
*	China Electronics Corp. Holdings Co., Ltd.	2,888,250	262,280
*	China Energy Development Holdings, Ltd.	23,576,000	425,710
*	China Environmental Investment Holdings, Ltd.	7,470,000	184,146
*	China Financial Services Holdings, Ltd.	954,000	67,202
*	China Flavors & Fragrances Co., Ltd.	156,137	21,776
*	China Gamma Group, Ltd.	7,400,000	110,151
*	China Infrastructure Investment, Ltd.	7,776,000	169,548
	China Metal International Holdings, Ltd.	2,582,000	436,162
	China Motor Bus Co., Ltd.	50,000	412,761
*	China Nuclear Industry 23 International Corp., Ltd.	1,024,000	271,229
*	China Oriental Culture Group, Ltd.	776,000	29,755
*	China Outdoor Media Group, Ltd.	3,895,000	38,126
*	China Renji Medical Group, Ltd.	12,784,000	—
#*	China Resources & Transportation Group, Ltd.	32,900,000	1,324,779
*	China Solar Energy Holdings, Ltd.	37,990,000	148,602
*	China Strategic Holdings, Ltd.	12,585,000	263,104
	China Ting Group Holdings, Ltd.	2,443,151	138,843
*	China Tycoon Beverage Holdings, Ltd.	2,732,000	29,961
	China WindPower Group, Ltd.	16,050,000	597,395
	China-Hongkong Photo Products Holdings, Ltd.	2,123,000	160,326

8

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
HONG KONG — (Continued)
	Chinney Investments, Ltd.	1,144,000	$172,507
#	Chong Hing Bank, Ltd.	929,000	1,967,677
	Chow Sang Sang Holdings International, Ltd.	1,456,000	3,437,255
	Chu Kong Shipping Enterprise Group Co., Ltd.	2,188,000	446,677
	Chuang’s China Investments, Ltd.	3,550,494	216,904
	Chuang’s Consortium International, Ltd.	5,210,781	674,388
	Chun Wo Development Holdings, Ltd.	2,002,926	148,920
	Citic Telecom International Holdings, Ltd.	5,923,000	1,621,451
#	City Telecom, Ltd.	2,401,751	843,399
	CK Life Sciences International Holdings, Inc.	15,060,000	1,376,371
	CNT Group, Ltd.	8,315,264	398,001
	COL Capital, Ltd.	2,369,840	335,027
*	Continental Holdings, Ltd.	1,578,250	19,876
	Convenience Retail Asia, Ltd.	26,000	18,546
	Cosmos Machinery Enterprises, Ltd.	1,292,400	91,775
*	CP Lotus Corp., Ltd.	11,420,000	252,382
	Cross-Harbour Holdings, Ltd. (The)	679,520	566,958
	CSI Properties, Ltd.	24,216,383	993,610
*	CST Mining Group, Ltd.	71,688,000	1,013,649
*	Culture Landmark Investment, Ltd.	509,800	61,498
*	Culturecom Holdings, Ltd.	2,875,000	618,458
	Dah Sing Banking Group, Ltd.	1,605,997	1,767,711
	Dah Sing Financial Holdings, Ltd.	651,027	2,976,443
	Dan Form Holdings Co., Ltd.	3,668,260	540,966
	Dickson Concepts International, Ltd.	1,153,500	615,386
*	Dingyi Group Investment, Ltd.	5,497,500	184,479
	Dorsett Hospitality International, Ltd.	2,637,000	647,290
*	DVN Holdings, Ltd.	1,631,000	54,895
	Dynamic Holdings, Ltd.	56,000	11,257
	Eagle Nice International Holdings, Ltd.	1,078,000	229,485
	EcoGreen Fine Chemicals Group, Ltd.	1,112,000	191,491
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—
	Emperor Entertainment Hotel, Ltd.	3,140,000	773,143
	Emperor International Holdings, Ltd.	6,208,753	1,735,585
	Emperor Watch & Jewellery, Ltd.	23,650,000	2,963,563
*	ENM Holdings, Ltd.	15,112,000	1,250,233
*	Enviro Energy International Holdings, Ltd.	4,138,000	88,251
*	EPI Holdings, Ltd.	13,579,927	322,864
#*	Esprit Holdings, Ltd.	7,747,350	11,005,599
*	eSun Holdings, Ltd.	3,662,000	713,916
	EVA Precision Industrial Holdings, Ltd.	6,292,000	1,043,984
*	Ezcom Holdings, Ltd.	72,576	449
#	Fairwood, Ltd.	466,600	975,717
	Far East Consortium International, Ltd.	4,773,539	1,291,970
#*	Fook Woo Group Holdings, Ltd.	952,000	167,042
	Fountain SET Holdings, Ltd.	4,622,000	445,580
	Four Seas Mercantile Holdings, Ltd.	592,000	182,545
	Fujikon Industrial Holdings, Ltd.	124,000	44,711
	Get Nice Holdings, Ltd.	19,812,000	902,371
#	Giordano International, Ltd.	7,480,000	7,251,849
*	Global Tech Holdings, Ltd.	4,598,000	16,610
	Glorious Sun Enterprises, Ltd.	2,682,000	785,828
	Gold Peak Industries Holding, Ltd.	3,118,642	319,791
	Golden Resources Development International, Ltd.	3,330,500	164,846
*	Goldin Financial Holdings, Ltd.	480,000	72,515
*	Goldin Properties Holdings, Ltd.	3,044,000	1,932,804
*	Grande Holdings, Ltd.	882,000	46,656
#	Great Eagle Holdings, Ltd.	70,160	234,731
*	Greenheart Group, Ltd.	626,000	44,410
*	G-Resources Group, Ltd.	83,661,000	3,979,771
*	Group Sense International, Ltd.	2,198,000	51,612

9

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
HONG KONG — (Continued)
	Guangnan Holdings, Ltd.	2,249,600	$293,176
	Guotai Junan International Holdings, Ltd.	1,571,000	655,263
	Haitong International Securities Group, Ltd.	1,367,586	596,400
*	Hang Fung Gold Technology, Ltd.	1,972,482	—
*	Hans Energy Co., Ltd.	2,848,000	72,386
#	Harbour Centre Development, Ltd.	957,500	1,595,339
	High Fashion International, Ltd.	268,000	95,361
	HKR International, Ltd.	5,895,136	3,043,710
	Hon Kwok Land Investment Co., Ltd.	314,800	124,335
	Hong Kong & Shanghai Hotels, Ltd.	402,000	564,630
	Hong Kong Aircraft Engineering Co., Ltd.	20,400	282,037
	Hong Kong Ferry Holdings, Ltd.	809,300	788,224
	Hongkong Chinese, Ltd.	5,024,000	833,101
*	Hop Hing Group Holdings, Ltd.	540,000	27,422
	Hsin Chong Construction Group, Ltd.	1,729,658	250,561
*	Huafeng Group Holdings, Ltd.	5,113,325	180,587
	Hung Hing Printing Group, Ltd.	1,298,000	184,690
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	7,178,000	3,321,015
*	Hybrid Kinetic Group, Ltd.	10,646,000	164,074
*	HyComm Wireless, Ltd.	89,090	16,337
*	IDT International, Ltd.	1,630,183	29,891
*	Imagi International Holdings, Ltd.	27,136,000	349,668
	IPE Group, Ltd.	2,060,000	166,099
#*	IRC, Ltd,	4,174,000	640,839
	IT, Ltd.	3,374,532	1,425,881
	ITC Corp., Ltd.	659,645	43,339
	ITC Properties Group, Ltd.	3,645,747	1,222,955
*	Jinhui Holdings, Ltd.	121,000	23,597
	Jiuzhou Development Co., Ltd.	2,558,000	302,252
*	JLF Investment Co., Ltd.	3,173,500	155,099
	Johnson Electric Holdings, Ltd.	2,394,000	1,606,462
	K Wah International Holdings, Ltd.	6,354,390	3,107,874
	Kam Hing International Holdings, Ltd.	1,974,000	145,237
	Kantone Holdings, Ltd.	9,835,145	92,384
	Karrie International Holdings, Ltd.	1,621,200	47,014
	Keck Seng Investments (Hong Kong), Ltd.	904,600	463,142
	Kin Yat Holdings, Ltd.	586,000	70,406
*	King Pacific International Holdings, Ltd.	1,404,200	22,102
*	King Stone Energy Group, Ltd.	4,270,000	302,042
	Kingmaker Footwear Holdings, Ltd.	1,484,955	216,233
	Kingston Financial Group, Ltd.	13,465,000	1,176,973
*	Ko Yo Chemical Group, Ltd.	16,260,000	247,856
	Kowloon Development Co., Ltd.	1,738,000	2,093,553
*	Kwoon Chung Bus Holdings, Ltd.	530,000	115,294
*	Lai Sun Development Co., Ltd.	65,128,466	2,553,339
*	Lai Sun Garment International, Ltd.	2,948,000	507,696
	Lam Soon Hong Kong, Ltd.	302,310	153,523
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,980
	Lee & Man Chemical Co., Ltd.	1,420,000	797,116
	Lee’s Pharmaceutical Holdings, Ltd.	295,000	199,300
	Lerado Group Holdings Co., Ltd.	1,900,000	179,393
	Lippo China Resources, Ltd.	9,912,000	256,327
	Lippo, Ltd.	1,195,700	562,336
*	Lisi Group Holdings, Ltd.	4,214,000	163,105
#	Liu Chong Hing Investment, Ltd.	779,200	909,064
	Luen Thai Holdings, Ltd.	737,000	112,290
#	Luk Fook Holdings International, Ltd.	2,011,000	6,454,311
	Luks Group (Vietnam Holdings) Co., Ltd.	428,913	98,606
*	Lung Cheong International Holdings, Ltd.	4,642,000	209,898
	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	589,117
	Magnificent Estates, Ltd.	13,220,000	736,918

10

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
HONG KONG — (Continued)
	Mainland Headwear Holdings, Ltd.	663,600	$86,814
	Man Wah Holdings, Ltd.	1,269,200	1,071,296
	Man Yue Technology Holdings, Ltd.	1,064,000	181,553
	Matrix Holdings, Ltd.	1,067,414	248,982
*	Mei Ah Entertainment Group, Ltd.	11,040,000	186,312
	Melbourne Enterprises, Ltd.	40,500	759,691
	Melco International Development, Ltd.	5,984,000	7,104,467
	Midland Holdings, Ltd.	3,930,000	1,898,602
	Ming Fai International Holdings, Ltd.	1,680,000	181,602
*	Ming Fung Jewellery Group, Ltd.	9,740,000	440,757
	Miramar Hotel & Investment Co., Ltd.	839,000	1,083,294
	Modern Beauty Salon Holdings, Ltd.	160,000	19,920
*	Mongolia Energy Corp., Ltd.	10,603,000	520,710
#*	Mongolian Mining Corp.	5,279,500	2,616,432
*	Nan Nan Resources Enterprise, Ltd.	194,000	20,000
	Nanyang Holdings, Ltd.	137,500	480,036
	National Electronics Holdings, Ltd.	2,434,000	324,779
	Natural Beauty Bio-Technology, Ltd.	4,470,000	463,288
#*	Neo-Neon Holdings, Ltd.	3,033,000	806,858
*	Neptune Group, Ltd.	80,000	1,569
	New Century Group Hong Kong, Ltd.	13,351,464	270,952
*	New Focus Auto Tech Holdings, Ltd.	104,000	13,317
*	New Smart Energy Group, Ltd.	28,525,000	321,367
#*	New Times Energy Corp., Ltd.	1,297,600	152,883
#	NewOcean Green Energy Holdings, Ltd.	4,380,000	2,588,153
*	Next Media, Ltd.	3,931,183	716,382
*	Norstar Founders Group, Ltd.	3,256,000	—
*	North Asia Resources Holdings, Ltd.	1,438,600	54,576
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	6,229,706	367,951
*	Orient Power Holdings, Ltd.	804,000	19,501
#	Oriental Watch Holdings, Ltd.	2,942,800	1,041,211
	Pacific Andes International Holdings, Ltd.	10,497,378	541,204
	Pacific Basin Shipping, Ltd.	9,730,000	5,548,192
	Pacific Textile Holdings, Ltd.	2,216,000	2,006,291
	Paliburg Holdings, Ltd.	3,152,830	1,138,070
*	Pan Asia Environmental Protection Group, Ltd.	1,014,000	63,049
#*	Peace Mark Holdings, Ltd.	2,738,022	—
*	Pearl Oriental Oil, Ltd.	12,756,800	1,082,302
	Pegasus International Holdings, Ltd.	226,000	30,366
	Pico Far East Holdings, Ltd.	4,412,000	1,315,611
	Playmates Holdings, Ltd.	196,000	149,486
*	PME Group, Ltd.	990,000	62,120
*	PNG Resources Holdings, Ltd.	17,018,362	247,501
	Pokfulam Development Co., Ltd.	234,000	393,343
*	Poly Capital Holdings, Ltd.	1,154,000	17,762
#	Polytec Asset Holdings, Ltd.	10,763,526	1,493,282
	Public Financial Holdings, Ltd.	3,194,000	1,516,116
	PYI Corp., Ltd.	17,045,973	377,962
*	Pyxis Group, Ltd.	1,936,000	42,462
	Raymond Industrial, Ltd.	1,383,400	149,334
	Regal Hotels International Holdings, Ltd.	2,579,800	1,192,431
	Richfield Group Holdings, Ltd.	6,592,000	338,113
*	Rising Development Holdings, Ltd.	2,278,000	68,118
	Rivera Holdings, Ltd.	5,710,000	202,234
	S.A.S. Dragon Holdings, Ltd.	1,026,000	201,879
	SA SA International Holdings, Ltd.	5,416,000	4,497,308
	Safety Godown Co., Ltd.	398,000	609,863
*	San Miguel Brewery Hong Kong, Ltd.	408,800	59,635
*	Sandmartin International Holdings, Ltd.	84,000	7,261
*	Sanyuan Group, Ltd.	415,000	8,031
	SEA Holdings, Ltd.	1,158,000	901,594
11

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
HONG KONG — (Continued)
*	SEEC Media Group, Ltd.	136,000	$3,714
*	Sheng Yuan Holdings, Ltd.	200,000	11,578
#	Shenyin Wanguo, Ltd.	1,442,500	502,333
	Shenzhen High-Tech Holdings, Ltd.	812,000	115,239
*	Shougang Concord Technology Holdings, Ltd.	4,361,809	274,065
*	Shun Ho Resources Holdings, Ltd.	359,000	66,548
*	Shun Ho Technology Holdings, Ltd.	1,037,452	193,083
	Shun Tak Holdings, Ltd.	8,175,419	4,485,708
*	Sing Pao Media Enterprises, Ltd.	250,511	485
	Sing Tao News Corp., Ltd.	1,974,000	308,833
	Singamas Container Holdings, Ltd.	7,906,000	1,933,828
*	Sinocan Holdings, Ltd.	350,000	1,761
*	Sinocop Resources Holdings, Ltd.	2,780,000	245,621
*	Sino-Tech International Holdings, Ltd.	29,380,000	265,339
	SIS International Holdings, Ltd.	34,000	13,462
	Sitoy Group Holdings, Ltd.	33,000	21,517
	SmarTone Telecommunications Holdings, Ltd.	1,824,500	3,344,987
	SOCAM Development, Ltd.	1,070,771	1,213,059
*	Solomon Systech International, Ltd.	6,312,000	152,890
	Soundwill Holdings, Ltd.	232,000	474,905
*	South China (China), Ltd.	6,744,000	605,778
*	South China Land, Ltd.	20,095,170	313,141
	Southeast Asia Properties & Finance, Ltd.	131,891	39,918
	Stella International Holdings, Ltd.	106,500	290,129
	Stelux Holdings International, Ltd.	1,973,400	656,962
*	Styland Holdings, Ltd.	137,438	2,873
*	Success Universe Group, Ltd.	5,552,000	143,283
	Sun Hing Vision Group Holdings, Ltd.	358,000	118,857
#	Sun Hung Kai & Co., Ltd.	2,241,429	1,463,651
*	Sun Innovation Holdings, Ltd.	10,445,655	154,848
*	Sunway International Holdings, Ltd.	638,000	12,356
*	Superb Summit International Group, Ltd.	19,531,600	627,463
#*	Sustainable Forest Holdings, Ltd.	13,677,750	280,584
	Tai Cheung Holdings, Ltd.	2,019,000	1,664,080
	Tai Sang Land Development, Ltd.	598,984	274,159
*	Talent Property Group, Ltd.	5,106,420	92,894
#	Tan Chong International, Ltd.	1,212,000	380,871
#	Tao Heung Holdings, Ltd.	286,000	166,841
#*	Taung Gold International, Ltd.	14,590,000	299,298
	Termbray Industries International (Holdings), Ltd.	2,304,900	295,825
	Tern Properties Co., Ltd.	51,200	19,606
	Texwinca Holdings, Ltd.	2,090,000	1,989,480
*	Theme International Holdings, Ltd.	1,180,000	54,397
	Tian Teck Land, Ltd.	1,054,000	1,140,941
#*	Titan Petrochemicals Group, Ltd.	13,140,000	4,238
*	Tom Group, Ltd.	3,390,000	405,112
	Tongda Group Holdings, Ltd.	12,200,000	619,696
*	Topsearch International Holdings, Ltd.	2,368,000	70,268
*	Town Health International Investments, Ltd.	1,175,165	76,006
	Tradelink Electronic Commerce, Ltd.	1,820,000	313,017
#	Transport International Holdings, Ltd.	965,341	2,017,340
#	Trinity, Ltd.	4,714,000	3,120,819
	Tristate Holdings, Ltd.	188,000	96,158
*	TSC Group Holdings, Ltd.	1,928,000	527,591
#	Tse Sui Luen Jewellery International, Ltd.	300,000	153,098
	Tungtex Holdings Co., Ltd.	514,000	51,993
	Tysan Holdings, Ltd.	1,040,773	193,285
#*	United Laboratories International Holdings, Ltd. (The)	3,210,000	1,552,866
	Universal Technologies Holdings, Ltd.	7,250,000	467,337
*	Up Energy Development Group, Ltd.	674,000	95,654
*	U-Right International Holdings, Ltd.	4,746,000	8,572

12

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
HONG KONG — (Continued)
*	Value Convergence Holdings, Ltd.	1,420,000	$210,969
#	Value Partners Group, Ltd.	3,752,000	2,528,032
	Van Shung Chong Holdings, Ltd.	789,335	91,464
	Varitronix International, Ltd.	1,097,293	441,289
	Vedan International Holdings, Ltd.	3,272,000	212,932
	Veeko International Holdings, Ltd.	627,116	16,097
	Victory City International Holdings, Ltd.	4,372,249	439,319
*	Vision Values Holdings, Ltd.	29,400	713
	Vitasoy International Holdings, Ltd.	3,837,000	3,947,786
*	Vongroup, Ltd.	1,420,000	6,770
	VST Holdings, Ltd.	3,182,000	696,482
	Wai Kee Holdings, Ltd.	7,946,738	1,667,790
	Wang On Group, Ltd.	17,191,286	200,883
*	Warderly International Holdings, Ltd.	520,000	32,203
	Water Oasis Group, Ltd.	1,346,000	187,543
	Win Hanverky Holdings, Ltd.	1,712,000	178,028
	Wing On Co. International, Ltd.	781,000	2,151,120
	Wing Tai Properties, Ltd.	1,957,331	1,279,878
	Wong’s International (Holdings), Ltd.	737,641	247,308
	Wong’s Kong King International Holdings, Ltd.	120,000	12,076
	Xingye Copper International Group, Ltd.	511,000	61,263
	Xinyi Glass Holdings, Ltd.	10,676,000	6,711,964
	Y. T. Realty Group, Ltd.	749,000	217,428
	Yangtzekiang Garment, Ltd.	606,500	237,163
	Yau Lee Holdings, Ltd.	534,000	105,899
	Yeebo (International Holdings), Ltd.	572,000	82,509
#	YGM Trading, Ltd.	441,000	1,042,725
*	Yugang International, Ltd.	93,492,000	752,612
TOTAL HONG KONG			242,898,245

NEW ZEALAND — (5.9%)
	Abano Healthcare Group, Ltd.	29,157	149,876
	Air New Zealand, Ltd.	2,261,316	2,431,245
	Auckland International Airport, Ltd.	998,794	2,210,779
*	Cavalier Corp., Ltd.	283,674	396,148
	CDL Investments New Zealand, Ltd.	329,115	129,190
	Chorus, Ltd.	337,861	826,652
	Colonial Motor Co., Ltd.	148,846	471,850
*	Diligent Board Member Services, Inc.	16,378	74,035
	Ebos Group, Ltd.	212,321	1,458,837
	Fisher & Paykel Healthcare Corp., Ltd.	3,195,772	6,549,416
#	Freightways, Ltd.	793,614	2,796,860
	Hallenstein Glasson Holdings, Ltd.	243,961	1,060,403
*	Heartland New Zealand, Ltd.	173,369	99,210
	Hellaby Holdings, Ltd.	353,056	978,610
	Infratil, Ltd.	2,355,616	4,420,216
	Kathmandu Holdings, Ltd.	63,221	104,443
#	Mainfreight, Ltd.	441,928	4,292,217
	Methven, Ltd.	93,877	106,643
	Michael Hill International, Ltd.	1,534,152	1,564,451
	Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	551,662
	New Zealand Oil & Gas, Ltd.	2,036,646	1,479,645
#	New Zealand Refining Co., Ltd.	591,259	1,249,904
	Northland Port Corp. (New Zealand), Ltd.	188,167	377,258
#	Nuplex Industries, Ltd.	1,015,379	2,668,629
	NZX, Ltd.	889,823	893,595
#	Opus International Consultants, Ltd.	12,925	21,500
*	Pike River Coal, Ltd.	490,805	—
	Port of Tauranga, Ltd.	528,322	5,761,357
*	Pumpkin Patch, Ltd.	606,913	673,485
*	Pyne Gould Guinness, Ltd.	565,923	207,298

13

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
NEW ZEALAND — (Continued)
#*	Rakon, Ltd.	346,364	$106,328
#	Restaurant Brands New Zealand, Ltd.	423,620	926,231
*	Richina Pacific, Ltd.	274,180	81,569
*	Rubicon, Ltd.	1,485,105	368,343
#	Ryman Healthcare, Ltd.	1,685,604	6,360,268
	Sanford, Ltd.	393,618	1,393,818
	Scott Technology, Ltd.	36,510	77,692
*	Seafresh Fisheries, Ltd.	80,520	1,863
	Skellerup Holdings, Ltd.	396,054	523,172
#	Sky Network Television, Ltd.	1,006,593	4,089,132
	SKYCITY Entertainment Group, Ltd.	3,227,185	10,134,550
	South Port New Zealand, Ltd.	27,744	73,820
#	Steel & Tube Holdings, Ltd.	389,046	787,915
	Tourism Holdings, Ltd.	274,867	157,269
	Tower, Ltd.	990,910	1,589,321
#	TrustPower, Ltd.	59,522	415,898
	Vector, Ltd.	986,035	2,228,979
	Warehouse Group, Ltd.	588,314	1,458,292
#*	Xero, Ltd.	43,883	275,868
TOTAL NEW ZEALAND			75,055,742

SINGAPORE — (12.6%)
#*	Abterra, Ltd.	531,800	320,744
*	Amara Holdings, Ltd.	48,000	18,072
	Amtek Engineering, Ltd.	1,120,000	458,680
	Armstrong Industrial Corp., Ltd.	1,318,000	285,356
#	ASL Marine Holdings, Ltd.	721,600	401,175
#	AusGroup, Ltd.	2,951,000	1,257,377
#	Baker Technology, Ltd.	1,272,000	343,953
*	Banyan Tree Holdings, Ltd.	960,000	504,981
	Beng Kuang Marine, Ltd.	922,000	94,715
	BH Global Marine, Ltd.	423,000	64,006
#*	Biosensors International Group, Ltd.	4,951,237	4,942,857
	Bonvests Holdings, Ltd.	978,000	905,233
	Boustead Singapore, Ltd.	1,254,000	1,046,710
	Breadtalk Group, Ltd.	747,800	418,399
#	Broadway Industrial Group, Ltd.	1,216,000	313,288
#	Bukit Sembawang Estates, Ltd.	514,003	2,842,026
	Bund Center Investment, Ltd.	1,100,000	179,302
	CH Offshore, Ltd.	1,587,400	636,237
	China Aviation Oil Singapore Corp., Ltd.	1,104,000	910,701
*	China Dairy Group, Ltd.	675,000	62,474
*	China Energy, Ltd.	564,000	30,934
	China Merchants Holdings Pacific, Ltd.	813,000	506,691
	Chip Eng Seng Corp., Ltd.	2,697,800	1,338,916
	Chosen Holdings, Ltd.	681,000	63,275
	Chuan Hup Holdings, Ltd.	3,967,000	857,730
#	Cosco Corp Singapore, Ltd.	5,577,000	4,156,757
	Creative Technology, Ltd.	272,200	683,717
	CSC Holdings, Ltd.	1,849,000	169,469
	CSE Global, Ltd.	2,603,000	1,678,062
	CWT, Ltd.	1,072,700	1,085,158
	Datapulse Technology, Ltd.	89,000	14,624
#*	Delong Holdings, Ltd.	1,361,000	345,389
	DMX Technologies Group, Ltd.	1,511,000	275,949
*	Dyna-Mac Holdings, Ltd.	1,678,000	668,308
*	Elec & Eltek International Co., Ltd.	12,000	24,720
	Ellipsiz, Ltd.	123,000	8,205
	EnGro Corp, Ltd.	354,000	263,600
	Enviro-Hub Holdings, Ltd.	1,445,666	128,404
	Eu Yan Sang International, Ltd.	673,800	329,008

14

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
SINGAPORE — (Continued)
*	euNetworks Group, Ltd.	411,000	$5,023
#	Ezion Holdings, Ltd.	3,300,000	4,663,985
#*	Ezra Holdings, Ltd.	3,489,000	3,307,268
	F.J. Benjamin Holdings, Ltd.	1,305,000	338,332
*	Falcon Energy Group, Ltd.	1,212,000	242,798
	Food Empire Holdings, Ltd.	1,154,400	539,512
	Fragrance Group, Ltd.	5,892,000	1,261,334
	Freight Links Express Holdings, Ltd.	6,042,111	343,534
*	Fu Yu Corp., Ltd.	611,500	31,703
#*	Gallant Venture, Ltd.	3,872,000	917,027
	GK Goh Holdings, Ltd.	1,458,000	934,591
	Global Yellow Pages, Ltd.	299,000	20,525
#	GMG Global, Ltd.	15,662,000	1,726,277
	Goodpack, Ltd.	1,155,000	1,747,721
#	GP Batteries International, Ltd.	343,000	274,075
	GP Industries, Ltd.	2,643,209	865,526
*	Grand Banks Yachts, Ltd.	166,000	48,631
	GuocoLand, Ltd.	386,314	764,565
#	GuocoLeisure, Ltd.	2,829,000	1,532,122
	Guthrie GTS, Ltd.	975,000	531,829
	Hanwell Holdings, Ltd.	1,823,419	395,084
#*	Healthway Medical Corp., Ltd.	5,915,776	457,824
	HG Metal Manufacturing, Ltd.	426,000	29,354
*	Hiap Hoe, Ltd.	104,000	54,161
	Hiap Seng Engineering, Ltd.	612,000	154,023
#	Hi-P International, Ltd.	1,279,000	818,703
*	HLH Group, Ltd.	860,000	18,482
	Ho Bee Investment, Ltd.	1,277,000	2,015,094
*	Hong Fok Corp., Ltd.	3,323,640	1,585,940
*	Hong Fok Land, Ltd.	1,210,000	1,561
	Hong Leong Asia, Ltd.	591,000	821,006
	Hotel Grand Central, Ltd.	1,266,047	960,041
#	Hotel Properties, Ltd.	1,346,400	3,343,071
	Hour Glass, Ltd.	622,744	865,172
	HTL International Holdings, Ltd.	1,063,843	275,237
*	Huan Hsin Holdings, Ltd.	770,400	30,868
	HupSteel, Ltd.	1,572,875	242,918
	Hwa Hong Corp., Ltd.	2,186,000	621,361
#	Hyflux, Ltd.	3,141,500	3,324,606
	IFS Capital, Ltd.	248,080	82,609
#	Indofood Agri Resources, Ltd.	2,924,000	3,231,584
*	Innopac Holdings, Ltd.	2,303,000	145,506
	InnoTek, Ltd.	950,000	271,036
#*	Interra Resources, Ltd.	1,760,000	596,737
	IPC Corp., Ltd.	4,067,000	482,152
	Isetan (Singapore), Ltd.	122,500	496,658
*	Jaya Holdings, Ltd.	1,790,000	976,205
*	Jiutian Chemical Group, Ltd.	2,337,000	97,341
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—
	K1 Ventures, Ltd.	3,382,500	416,319
	Keppel Telecommunications & Transportation, Ltd.	1,409,600	1,586,279
	K-Green Trust, Ltd.	598,000	503,561
	Kian Ann Engineering, Ltd.	1,276,000	458,874
	Koh Brothers Group, Ltd.	1,312,000	303,324
	Lafe Corp., Ltd.	1,234,800	82,000
	LC Development, Ltd.	3,036,504	378,578
	Lee Kim Tah Holdings, Ltd.	1,600,000	1,047,887
*	Li Heng Chemical Fibre Technologies, Ltd.	2,053,000	217,980
	Lian Beng Group, Ltd.	1,265,000	423,565
	Lion Asiapac, Ltd.	142,000	21,407
	Low Keng Huat Singapore, Ltd.	246,000	118,700

15

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
SINGAPORE — (Continued)
	Lum Chang Holdings, Ltd.	1,042,030	$274,875
	M1, Ltd.	1,239,000	2,755,552
*	Manhattan Resources, Ltd.	957,000	412,052
	Marco Polo Marine, Ltd.	608,000	192,691
	Memstar Technology, Ltd.	6,159,000	447,308
	Memtech International, Ltd.	1,222,000	70,594
#	Mercator Lines Singapore, Ltd.	555,000	58,471
*	Mermaid Maritime PCL (Foreign)	119,000	33,781
	Metro Holdings, Ltd.	2,085,792	1,415,480
*	Mewah International, Inc.	1,083,000	492,159
#	Midas Holdings, Ltd.	6,338,000	2,221,697
	Nam Cheong, Ltd.	3,450,740	759,159
	Nera Telecommunications, Ltd.	1,079,000	438,589
	New Toyo International Holdings, Ltd.	1,624,000	359,042
	NSL, Ltd.	422,000	495,947
*	Oceanus Group, Ltd.	8,780,000	241,366
#	OKP Holdings, Ltd.	207,000	86,963
	Orchard Parade Holdings, Ltd.	990,359	1,803,280
#	OSIM International, Ltd.	1,465,000	2,091,899
*	Ossia International, Ltd.	398,554	36,222
#*	Otto Marine, Ltd.	4,977,500	367,390
#	Overseas Union Enterprise, Ltd.	1,435,000	3,290,299
	Pan Pacific Hotels Group, Ltd.	1,669,500	3,194,245
	Pan-United Corp., Ltd.	2,006,000	1,284,287
*	Penguin International, Ltd.	400,000	23,912
	Petra Foods, Ltd.	831,000	2,344,267
	Popular Holdings, Ltd.	2,763,650	534,992
	QAF, Ltd.	1,121,151	708,415
	Qian Hu Corp., Ltd.	481,600	37,126
#*	Raffles Education Corp., Ltd.	3,708,710	1,045,088
	Raffles Medical Group, Ltd.	1,009,223	2,173,020
	Rickmers Maritime	53,000	15,086
	Rotary Engineering, Ltd.	1,196,600	440,345
	Roxy-Pacific Holdings, Ltd.	445,000	207,104
*	S I2I, Ltd.	14,461,000	263,142
	San Teh, Ltd.	999,087	245,365
*	Sapphire Corp., Ltd.	704,000	73,754
	SBS Transit, Ltd.	953,500	1,167,182
	SC Global Developments, Ltd.	566,000	850,751
	See Hup Seng, Ltd.	64,000	10,570
*	Seroja Investments, Ltd.	17,767	2,530
#*	Sheng Siong Group, Ltd.	724,000	316,532
	Sim Lian Group, Ltd.	2,281,855	1,433,043
	Sinarmas Land, Ltd.	4,095,000	1,108,360
	Sing Holdings, Ltd.	616,000	213,846
	Sing Investments & Finance, Ltd.	297,675	336,598
	Singapore Land, Ltd.	60,000	368,031
	Singapore Post, Ltd.	7,163,120	6,750,086
	Singapore Reinsurance Corp., Ltd.	1,514,530	321,727
	Singapore Shipping Corp., Ltd.	1,689,000	254,799
	Singapura Finance, Ltd.	174,062	216,506
*	Sinostar PEC Holdings, Ltd.	160,000	14,408
#	Sound Global, Ltd.	1,432,000	688,068
	Stamford Land Corp., Ltd.	2,938,000	1,393,180
	Straco Corp., Ltd.	130,000	28,235
	STX OSV Holdings, Ltd.	3,328,000	3,602,765
	Sunningdale Tech, Ltd.	2,398,000	249,987
#*	Sunvic Chemical Holdings, Ltd.	1,455,000	528,129
	Super Group, Ltd.	1,115,000	2,966,554
#*	Swiber Holdings, Ltd.	3,104,000	1,572,474
	Tat Hong Holdings, Ltd.	1,524,800	1,706,003

16

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
SINGAPORE — (Continued)
#	Technics Oil & Gas, Ltd.	1,028,000	$887,778
	Thakral Corp., Ltd.	6,028,000	149,658
*	Tiger Airways Holdings, Ltd.	1,032,500	613,654
	Tiong Woon Corp. Holding, Ltd.	1,595,250	396,906
*	Transcu Group, Ltd.	4,936,000	44,448
	Trek 2000 International, Ltd.	714,000	141,410
#*	Triyards Holdings, Ltd.	348,900	212,787
	Tuan Sing Holdings, Ltd.	3,814,475	1,058,045
	UMS Holdings, Ltd.	1,178,000	403,916
#	United Engineers, Ltd.	1,062,014	2,950,050
#	United Envirotech, Ltd.	1,647,000	680,032
	United Industrial Corp., Ltd.	152,000	355,796
	United Overseas Insurance, Ltd.	187,250	590,910
	UOB-Kay Hian Holdings, Ltd.	1,657,400	2,215,353
#	UPP Holdings, Ltd.	1,212,000	384,193
	Venture Corp., Ltd.	934,000	6,192,648
	Vicom, Ltd.	120,000	481,706
#	WBL Corp., Ltd.	630,000	2,043,812
	Wee Hur Holdings, Ltd.	1,251,000	338,047
	Wheelock Properties, Ltd.	1,210,000	1,987,476
	Wing Tai Holdings, Ltd.	2,062,567	3,169,319
	Xpress Holdings, Ltd.	915,000	26,089
*	Yeo Hiap Seng, Ltd.	218,731	513,810
	YHI International, Ltd.	1,174,000	305,209
	Yoma Strategic Holdings, Ltd.	2,000	1,181
	Yongnam Holdings, Ltd.	4,701,000	926,634
TOTAL SINGAPORE			160,790,583

UNITED STATES — (0.0%)
	Biota Pharmaceuticals, Inc.	128,399	512,312
TOTAL COMMON STOCKS			1,046,670,335

RIGHTS/WARRANTS — (0.1%)
AUSTRALIA — (0.1%)
*	Centrebet International, Ltd. Litigation Rights	81,336	—
*	Engenco, Ltd. Rights 01/18/13	34,320	998
*	Yancoal Australia, Ltd. Contigent Value Rights	232,730	606,060
TOTAL AUSTRALIA			607,058

SINGAPORE — (0.0%)
*	Transcu Group, Ltd. Warrants 09/01/13	1,018,000	833
TOTAL RIGHTS/WARRANTS			607,891

17

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (17.8%)
§@ DFA Short Term Investment Fund	19,619,706	227,000,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.25%, 01/02/13 (Collateralized
by U.S. Treasury Note 1.250%, 12/31/19, valued at $478,889) to be repurchased at
$469,506	$469	469,499
TOTAL SECURITIES LENDING COLLATERAL		227,469,499

TOTAL INVESTMENTS — (100.0%)
(Cost $1,183,937,607)^		$1,274,747,725

____________________

^	The cost for federal income tax purposes is $1,187,263,252.

Summary of the Series’ investments as of December 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$566,817,309	—	$566,817,309
China	—	596,144	—	596,144
Hong Kong	—	242,898,245	—	242,898,245
New Zealand	—	75,055,742	—	75,055,742
Singapore	—	160,790,583	—	160,790,583
United States	$512,312	—	—	512,312
Rights/Warrants
Australia	—	607,058	—	607,058
Singapore	—	833	—	833
Securities Lending Collateral	—	227,469,499	—	227,469,499
TOTAL	$512,312	$1,274,235,413	—	$1,274,747,725

See accompanying Notes to Financial Statements.
18

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2012
(Unaudited)

		Shares	Value††
COMMON STOCKS — (98.4%)
Consumer Discretionary — (25.3%)
	4imprint Group P.L.C.	96,735	$556,879
	888 Holdings P.L.C.	508,610	994,467
	Aegis Group P.L.C.	3,314,004	12,742,312
	Aga Rangemaster Group P.L.C.	453,866	518,392
*	Barratt Developments P.L.C.	4,462,504	15,241,563
	Bellway P.L.C.	481,114	8,129,036
*	Berkeley Group Holdings P.L.C. (The)	552,256	15,887,402
#	Betfair Group P.L.C.	99,044	1,112,713
	Bloomsbury Publishing P.L.C.	274,284	519,560
	Bovis Homes Group P.L.C.	875,787	8,264,296
	Bwin.Party Digital Entertainment P.L.C.	2,344,508	4,266,369
*	Carpetright P.L.C.	172,241	1,935,711
	Centaur Media P.L.C.	556,967	416,194
	Chime Communications P.L.C.	250,604	939,853
	Cineworld Group P.L.C.	240,433	1,021,108
*	Clinton Cards P.L.C.	740,506	—
	Creston P.L.C.	22,394	28,822
	Daily Mail & General Trust P.L.C. Series A	1,312,593	11,869,696
	Darty P.L.C.	2,027,773	1,904,797
	Debenhams P.L.C.	5,756,729	10,747,804
	Dignity P.L.C.	218,423	3,877,511
#*	Dixons Retail P.L.C.	16,762,047	7,901,324
	Domino’s Pizza Group P.L.C.	467,183	3,813,787
	Dunelm Group P.L.C.	188,285	2,159,309
*	Enterprise Inns P.L.C.	2,192,595	3,693,570
	Euromoney Institutional Investor P.L.C.	295,537	4,189,720
	Fiberweb P.L.C.	548,009	615,544
*	Findel P.L.C.	4,998,346	760,012
*	Forminster P.L.C.	43,333	2,640
	French Connection Group P.L.C.	111,997	56,710
	Fuller Smith & Turner P.L.C. Series A	132,932	1,652,553
*	Future P.L.C.	1,301,863	383,629
	Games Workshop Group P.L.C.	101,889	1,110,594
	GKN P.L.C.	3,040,886	11,472,664
	Greene King P.L.C.	1,421,372	14,563,451
	Halfords Group P.L.C.	817,302	4,447,117
	Headlam Group P.L.C.	337,290	1,809,187
	Henry Boot P.L.C.	430,392	954,526
*	Hibu P.L.C.	2,244,209	11,900
*	HMV Group P.L.C.	467,359	14,691
#	Home Retail Group P.L.C.	3,162,895	6,599,674
#	Hornby P.L.C.	154,220	174,853
	Howden Joinery Group P.L.C.	2,574,989	7,338,230
	Huntsworth P.L.C.	854,940	567,278
	Inchcape P.L.C.	2,005,227	14,250,362
	Informa P.L.C.	2,578,346	19,007,774
	ITV P.L.C.	7,841,182	13,602,684
	JD Sports Fashion P.L.C.	120,013	1,336,845
	JD Wetherspoon P.L.C.	462,380	4,038,810
	John Menzies P.L.C.	244,534	2,571,346
*	Johnston Press P.L.C.	685,029	148,997
	Ladbrokes P.L.C.	3,736,209	12,133,007
	Laura Ashley Holdings P.L.C.	1,500,394	699,702
	Lookers P.L.C.	1,114,193	1,377,975
	Low & Bonar P.L.C.	852,013	736,789
*	M.J. Gleeson Group P.L.C.	195,875	566,570
	Marston’s P.L.C.	2,854,528	5,719,981
	Mecom Group P.L.C.	280,207	347,337

1

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Consumer Discretionary — (Continued)
	Millennium & Copthorne Hotels P.L.C.	1,048,561	$8,692,678
*	Mitchells & Butlers P.L.C.	987,029	5,246,234
#	Mothercare P.L.C.	436,844	2,410,629
*	MWB Group Holdings P.L.C.	335,122	26,539
	N Brown Group P.L.C.	874,754	5,279,953
#*	Ocado Group P.L.C.	717,280	1,024,683
*	Pendragon P.L.C.	2,770,379	788,796
*	Perform Group PLC.	5,280	33,804
	Persimmon P.L.C.	1,429,557	18,765,322
	Photo-Me International P.L.C.	19,902	20,536
*	Punch Taverns P.L.C.	2,380,301	309,970
	Rank Group P.L.C.	7,233	17,047
*	Redrow P.L.C.	1,498,271	4,137,404
	Restaurant Group P.L.C.	794,689	5,042,636
	Rightmove P.L.C.	400,392	9,413,122
	Smiths News P.L.C.	827,397	2,159,998
	Spirit Pub Co. P.L.C.	2,555,512	2,692,748
*	Sportech P.L.C.	361,100	411,459
	Sportingbet P.L.C.	983,711	859,175
*	Sports Direct International P.L.C.	712,343	4,507,004
*	SuperGroup P.L.C.	134,907	1,242,483
	Taylor Wimpey P.L.C.	14,719,590	15,966,141
	Ted Baker P.L.C.	147,009	2,641,179
#*	Thomas Cook Group P.L.C.	3,644,362	2,891,029
	Topps Tiles P.L.C.	810,881	674,841
*	Torotrak P.L.C.	45,292	19,497
*	Trinity Mirror P.L.C.	1,688,565	2,570,366
	TUI Travel P.L.C.	1,536,840	7,131,366
	UBM P.L.C.	1,008,603	11,928,181
	UTV Media P.L.C.	230,855	455,437
	Vitec Group P.L.C. (The)	160,973	1,658,187
	WH Smith P.LC	620,413	6,790,066
	Whitbread P.L.C.	32,528	1,307,128
	William Hill P.L.C.	3,062,912	17,452,032
	Wilmington Group P.L.C.	346,234	874,392
	Young & Co.’s Brewery P.L.C. Non-Voting Shares	26,250	248,246
Total Consumer Discretionary			397,495,935

Consumer Staples — (3.9%)
#	A.G. Barr P.L.C.	424,100	3,431,601
	Anglo-Eastern Plantations P.L.C.	108,153	1,199,688
	Booker Group P.L.C.	5,764,474	9,198,913
	Britvic P.L.C.	961,388	6,406,991
	Cranswick P.L.C.	228,043	3,155,416
	Dairy Crest Group P.L.C.	648,891	4,111,110
	Devro P.L.C.	710,417	3,580,883
*	European Home Retail P.L.C.	109,256	—
	Greencore Group P.L.C.	1,723,906	2,870,122
	Greggs P.L.C.	479,826	3,579,395
	Hilton Food Group, Ltd.	14,353	63,833
*	McBride P.L.C.	832,651	1,817,175
*	Premier Foods P.L.C.	862,890	1,594,346
#	PZ Cussons P.L.C.	1,287,639	8,033,171
	R.E.A. Holdings P.L.C.	50,639	349,233
	Tate & Lyle P.L.C.	961,931	11,901,264
*	Thorntons P.L.C.	179,394	115,606
Total Consumer Staples			61,408,747

Energy — (4.7%)
*	Afren P.L.C.	4,970,604	10,786,217
	Anglo Pacific Group P.L.C.	438,805	1,943,584

2

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Energy — (Continued)
*	Cadogan Petroleum P.L.C.	31,888	$7,588
*	Cairn Energy P.L.C.	1,599,981	6,986,830
*	Coalfield Resources P.L.C.	1,156,778	125,517
*	EnQuest P.L.C.	2,767,503	5,458,118
#*	Essar Energy P.L.C.	647,978	1,274,062
*	Exillon Energy P.L.C.	185,748	518,866
	Fortune Oil P.L.C.	6,170,225	1,065,415
*	Hardy Oil & Gas P.L.C.	74,781	108,929
*	Heritage Oil P.L.C.	653,846	2,046,065
	Hunting P.L.C.	541,277	7,035,443
	James Fisher & Sons P.L.C.	178,893	2,364,546
#*	JKX Oil & Gas P.L.C.	456,676	579,340
	John Wood Group P.L.C.	1,017,921	12,168,833
#	Lamprell P.L.C.	636,126	971,796
*	Petroceltic International P.L.C.	2,090,535	239,121
*	Premier Oil P.L.C.	1,957,535	10,832,039
*	Salamander Energy P.L.C.	976,320	3,022,975
*	Soco International P.L.C.	970,105	5,704,630
Total Energy			73,239,914

Financials — (14.0%)
	Aberdeen Asset Management P.L.C.	2,429,928	14,621,957
	Admiral Group P.L.C.	41,232	785,414
	Amlin P.L.C.	2,286,869	14,216,783
	Ashmore Group P.L.C.	1,151,468	6,799,315
	Beazley P.L.C.	2,327,584	6,775,515
	Brewin Dolphin Holdings P.L.C.	1,096,652	3,715,680
	Capital & Counties Properties P.L.C.	472,683	1,875,312
*	Capital & Regional P.L.C.	1,493,345	682,449
	Catlin Group, Ltd.	1,602,895	13,188,147
#	Charles Stanley Group P.L.C.	126,349	617,022
	Charles Taylor P.L.C.	139,215	386,672
	Chesnara P.L.C.	370,991	1,180,797
	Close Brothers Group P.L.C.	640,426	8,993,879
	Daejan Holdings P.L.C.	32,083	1,610,422
	Development Securities P.L.C.	495,640	1,163,660
	F&C Asset Management P.L.C.	2,141,878	3,575,879
	Hansard Global P.L.C.	16,468	26,053
	Hargreaves Lansdown P.L.C.	734,280	8,212,544
	Helical Bar P.L.C.	660,484	2,478,761
	Henderson Group P.L.C.	4,181,650	9,105,305
	Hiscox, Ltd.	1,723,417	12,830,271
	ICAP P.L.C.	1,805,106	9,127,827
	IG Group Holdings P.L.C.	1,498,282	11,027,035
*	Industrial & Commercial Holdings P.L.C.	5,000	122
	Intermediate Capital Group P.L.C.	572,350	2,988,273
	International Personal Finance P.L.C.	690,825	4,237,550
#*	IP Group P.L.C.	851,769	1,677,330
	Jardine Lloyd Thompson Group P.L.C.	518,004	6,708,355
	Jupiter Fund Management P.L.C.	665,490	3,046,019
	Lancashire Holdings, Ltd.	696,049	8,862,349
*	Liontrust Asset Management P.L.C.	129,935	248,554
	London Stock Exchange Group P.L.C.	579,642	10,339,771
	LSL Property Services P.L.C.	154,365	652,307
*	Man Group P.L.C.	5,068,910	6,952,032
	Novae Group P.L.C.	222,253	1,440,310
	Phoenix Group Holdings P.L.C.	130,444	1,165,862
	Provident Financial P.L.C.	488,993	10,902,069
*	Puma Brandenburg, Ltd. Class A	1,193,004	94,471
*	Puma Brandenburg, Ltd. Class B	1,193,004	39,362
*	Quintain Estates & Development P.L.C.	1,703,830	1,485,036

3

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Financials — (Continued)
	Rathbone Brothers P.L.C.	165,692	$3,500,487
*	Raven Russia, Ltd.	313,889	324,362
	S&U P.L.C.	21,140	311,821
	Safestore Holdings P.L.C.	629,617	1,102,556
	Savills P.L.C.	581,131	4,473,032
	Shore Capital Group, Ltd.	846,652	240,986
	St. James’s Place P.L.C.	846,493	5,852,195
	St. Modwen Properties P.L.C.	686,837	2,573,180
	Tullett Prebon P.L.C.	1,003,860	4,182,626
	Unite Group P.L.C.	770,842	3,494,037
*	Waterloo Investment Holdings, Ltd.	5,979	680
Total Financials			219,892,433

Health Care — (2.0%)
#*	Alizyme P.L.C.	660,805	—
	Assura Group, Ltd.	72,977	39,717
	Bioquell P.L.C.	90,893	229,378
*	BTG P.L.C.	1,273,722	6,969,625
	Consort Medical P.L.C.	119,338	1,503,825
*	Corin Group P.L.C.	126,637	144,355
	Dechra Pharmaceuticals P.L.C.	344,360	3,375,432
	Genus P.L.C.	252,093	5,733,068
	Hikma Pharmaceuticals P.L.C.	590,810	7,365,114
*	Optos P.L.C.	78,266	215,335
*	Oxford Biomedica P.L.C.	2,821,652	107,256
*	Renovo Group P.L.C.	87,461	24,120
*	Southern Cross Healthcare Group P.L.C.	191,826	—
	Synergy Health P.L.C.	223,092	3,957,553
	United Drug P.L.C.	18,590	84,134
*	Vectura Group P.L.C.	1,514,341	2,075,213
*	Vernalis P.L.C.	19,974	7,422
Total Health Care			31,831,547

Industrials — (27.5%)
#	Air Partner P.L.C.	37,086	180,930
	Alumasc Group P.L.C.	124,366	177,442
	Ashtead Group P.L.C.	2,502,187	17,599,038
	Avon Rubber P.L.C.	33,937	205,310
	Babcock International Group P.L.C.	1,275,250	20,129,952
	Balfour Beatty P.L.C.	3,154,154	14,196,734
	BBA Aviation P.L.C.	2,792,163	10,189,335
	Berendsen P.L.C.	773,744	7,524,596
	Bodycote P.L.C.	1,253,236	9,371,205
	Braemar Shipping Services P.L.C.	81,108	510,619
	Brammer P.L.C.	245,955	1,259,559
	Bunzl P.L.C.	138,009	2,284,300
	Camellia P.L.C.	2,481	399,967
	Cape P.L.C.	432,603	1,491,636
	Carillion P.L.C.	1,787,034	9,311,902
	Carr’s Milling Industries P.L.C.	35,330	614,788
	Castings P.L.C.	162,757	842,438
	Chemring Group P.L.C.	783,476	2,944,640
	Clarkson P.L.C.	61,518	1,200,172
	Cobham P.L.C.	4,694,331	17,057,097
	Communisis P.L.C.	591,619	370,203
#	Costain Group P.L.C.	157,259	653,253
	De La Rue P.L.C.	436,203	6,487,315
	easyJet P.L.C.	692,439	8,709,386
*	Eleco P.L.C.	80,000	9,737
	Fenner P.L.C.	720,665	4,696,299
	Firstgroup P.L.C.	1,902,231	6,566,912

4

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Industrials — (Continued)
	Galliford Try P.L.C.	265,338	$3,238,330
	Go-Ahead Group P.L.C.	187,428	3,929,953
*	Hampson Industries P.L.C.	110,209	—
	Harvey Nash Group P.L.C.	14,285	14,591
	Hays P.L.C.	5,445,665	7,405,965
	Hogg Robinson Group P.L.C.	250,887	210,173
	Homeserve P.L.C.	1,255,219	4,823,612
	Hyder Consulting P.L.C.	171,856	1,137,429
	IMI P.L.C.	927,419	16,785,683
	Interserve P.L.C.	576,831	3,679,724
	Intertek Group P.L.C.	341,821	17,363,466
	Invensys P.L.C.	3,349,956	17,927,541
	ITE Group P.L.C.	1,059,501	4,272,400
	Keller Group P.L.C.	283,837	3,224,016
	Kier Group P.L.C.	168,347	3,656,229
	Latchways P.L.C.	36,248	590,281
	Lavendon Group P.L.C.	519,855	1,170,571
	Management Consulting Group P.L.C.	1,290,496	456,329
	Mears Group P.L.C.	285,789	1,526,377
	Meggitt P.L.C.	2,407,994	15,078,335
*	Melrose Industries P.L.C.	4,640,545	17,257,132
	Michael Page International P.L.C.	1,310,832	8,568,298
	Mitie Group P.L.C.	1,526,552	6,562,252
	Morgan Crucible Co. P.L.C.	1,316,331	5,896,531
	Morgan Sindall Group P.L.C.	170,811	1,428,157
	National Express Group P.L.C.	1,736,783	5,819,583
	Northgate P.L.C.	524,702	2,670,975
	PayPoint P.L.C.	134,390	1,806,409
	Porvair P.L.C.	146,460	371,445
	Qinetiq Group P.L.C.	3,030,205	9,109,069
	Regus P.L.C.	3,337,697	5,984,714
*	Renold P.L.C.	89,220	33,361
	Rentokil Initial P.L.C.	6,497,265	10,244,207
	Ricardo P.L.C.	218,157	1,332,955
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	387,999	1,209,536
	Rotork P.L.C.	359,430	15,003,933
	RPS Group P.L.C.	935,257	3,233,417
	Senior P.L.C.	1,849,203	6,053,487
*	Serco Group P.L.C.	12,121	106,177
	Severfield-Rowen P.L.C.	371,550	590,559
	Shanks Group P.L.C.	1,806,619	2,602,749
	SIG P.L.C.	2,504,043	4,965,921
	Speedy Hire P.L.C.	1,471,138	927,271
	Spirax-Sarco Engineering P.L.C.	320,648	12,006,251
	St. Ives Group P.L.C.	665,998	1,104,714
	Stagecoach Group P.L.C.	1,877,233	9,463,930
	Sthree P.L.C.	353,790	1,938,014
#	T. Clarke P.L.C.	147,457	129,036
	Tarsus Group P.L.C.	212,076	638,349
	Travis Perkins P.L.C.	935,651	16,765,081
	Tribal Group P.L.C.	139,275	238,044
	Trifast P.L.C.	359,985	293,076
	UK Mail Group P.L.C.	197,261	951,309
	Ultra Electronics Holdings P.L.C.	285,303	7,774,271
	Vesuvius P.L.C.	1,218,370	6,848,001
#	Volex P.L.C.	229,354	348,399
	Vp P.L.C.	167,297	930,318
*	Wincanton P.L.C.	462,355	530,665
	WS Atkins P.L.C.	501,683	6,251,681

5

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
Industrials — (Continued)
#	XP Power, Ltd.	73,546	$1,216,907
Total Industrials			430,681,954

Information Technology — (8.9%)
	Acal P.L.C.	104,729	329,316
	Anite P.L.C.	1,253,216	2,916,657
	Aveva Group P.L.C.	275,710	9,894,010
	Computacenter P.L.C.	460,793	3,220,874
	CSR P.L.C.	868,517	4,743,425
	Dialight P.L.C.	117,423	2,030,092
	Diploma P.L.C.	505,533	4,568,584
	Domino Printing Sciences P.L.C.	475,431	4,530,948
	E2V Technologies P.L.C.	415,037	826,648
	Electrocomponents P.L.C.	1,877,117	7,312,808
	Fidessa Group P.L.C.	138,383	3,442,735
	Halma P.L.C.	1,549,740	11,661,623
*	Imagination Technologies Group P.L.C.	857,819	5,594,562
*	Innovation Group P.L.C.	3,662,929	1,436,073
*	Kofax P.L.C.	318,110	1,531,838
	Laird P.L.C.	1,156,529	3,909,966
	Micro Focus International P.L.C.	573,743	5,478,684
	Moneysupermarket.com Group P.L.C.	628,190	1,610,621
	NCC Group P.L.C.	107,994	271,732
	Oxford Instruments P.L.C.	226,537	5,294,936
	Pace P.L.C.	1,356,764	4,140,946
	Phoenix IT Group, Ltd.	204,614	615,233
	Premier Farnell P.L.C.	1,467,203	4,673,981
*	PV Crystalox Solar P.L.C.	384,786	71,910
	Renishaw P.L.C.	188,423	6,397,291
	RM P.L.C.	363,499	470,228
	SDL P.L.C.	347,207	2,900,207
	Sepura P.L.C.	16,237	24,991
	Spectris P.L.C.	515,234	17,387,534
	Spirent Communications P.L.C.	2,633,737	6,549,888
	Telecity Group P.L.C.	749,168	9,675,125
	TT electronics P.L.C.	643,621	1,524,852
	Vislink P.L.C.	274,226	112,828
*	Wolfson Microelectronics P.L.C.	504,759	1,627,957
	Xaar P.L.C.	252,455	1,150,082
*	Xchanging P.L.C.	1,100,065	2,236,145
Total Information Technology			140,165,330

Materials — (7.6%)
	African Barrick Gold P.L.C.	361,989	2,620,742
*	Alent P.L.C.	1,218,370	6,111,742
	AZ Electronic Materials SA	371,802	2,139,184
	British Polythene Industries P.L.C.	119,701	767,273
	Carclo P.L.C.	219,174	1,434,590
*	Centamin P.L.C.	3,531,782	2,301,905
	Croda International P.L.C.	481,499	18,819,504
	DS Smith P.L.C.	4,475,611	15,087,030
	Elementis P.L.C.	1,966,934	7,510,272
	Ferrexpo P.L.C.	888,830	3,732,018
	Filtrona P.L.C.	802,884	7,220,784
*	Gem Diamonds, Ltd.	431,630	1,022,347
	Hill & Smith Holdings P.L.C.	314,263	2,038,919
#	Hochschild Mining P.L.C.	657,160	5,208,087
*	International Ferro Metals, Ltd.	423,652	68,413
#	Lonmin P.L.C.	1,199,172	5,675,307
	Marshalls P.L.C.	725,204	1,147,799
	Mondi P.L.C.	1,222,048	13,488,960

6

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

	Shares	Value††
Materials — (Continued)
New World Resources P.L.C. Series A	132,319	$740,184
* Petra Diamonds, Ltd.	362,381	666,871
Petropavlovsk P.L.C.	646,643	3,853,039
RPC Group P.L.C.	707,796	4,586,372
Synthomer P.L.C.	964,922	2,970,410
#* Talvivaara Mining Co. P.L.C.	418,283	704,590
Victrex P.L.C.	340,523	9,075,632
Zotefoams P.L.C.	96,852	317,156
Total Materials		119,309,130

Telecommunication Services — (2.2%)
Cable & Wireless Communications P.L.C.	9,968,902	5,759,569
* Colt Group SA	1,298,816	2,095,314
Inmarsat P.L.C.	1,703,509	16,420,227
Kcom Group P.L.C.	2,643,350	3,166,037
TalkTalk Telecom Group P.L.C.	1,806,489	6,900,844
Total Telecommunication Services		34,341,991

Utilities — (2.3%)
Dee Valley Group P.L.C.	12,109	263,878
Drax Group P.L.C.	1,704,791	15,262,234
Pennon Group P.L.C.	1,587,350	16,202,637
Telecom Plus P.L.C.	262,681	3,951,883
Total Utilities		35,680,632
TOTAL COMMON STOCKS		1,544,047,613
PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
R.E.A. Holdings P.L.C.	8,452	15,181
RIGHTS/WARRANTS — (0.0%)
* SFI Holdings, Ltd. Litigation Certificate	26,713	—

7

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (1.6%)
§@ DFA Short Term Investment Fund	2,074,330	24,000,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.25%, 01/02/13 (Collateralized
by U.S. Treasury Note 1.250%, 12/31/19, valued at $1,066,021) to be repurchased at
$1,045,133	$1,045	1,045,118
TOTAL SECURITIES LENDING COLLATERAL		25,045,118

TOTAL INVESTMENTS — (100.0%)
(Cost $1,207,835,889)^		$1,569,107,912
____________________

^     The cost for federal income tax purposes is $1,212,427,564.

Summary of the Series’ investments as of December 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$397,495,935	—	$397,495,935
Consumer Staples	—	61,408,747	—	61,408,747
Energy	—	73,239,914	—	73,239,914
Financials	—	219,892,433	—	219,892,433
Health Care	—	31,831,547	—	31,831,547
Industrials	—	430,681,954	—	430,681,954
Information Technology	—	140,165,330	—	140,165,330
Materials	—	119,309,130	—	119,309,130
Telecommunication Services	—	34,341,991	—	34,341,991
Utilities	—	35,680,632	—	35,680,632
Preferred Stocks
Consumer Staples	—	15,181	—	15,181
Rights/Warrants	—	—	—	—
Securities Lending Collateral	—	25,045,118	—	25,045,118
TOTAL	—	$1,569,107,912	—	$1,569,107,912

See accompanying Notes to Financial Statements.
8

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2012
(Unaudited)

		Shares	Value††
COMMON STOCKS — (88.5%)
AUSTRIA — (2.3%)
	Agrana Beteiligungs AG	17,322	$2,234,692
#*	AMAG Austria Metall AG	16,102	491,592
*	A-TEC Industries AG	21,828	—
	Atrium European Real Estate, Ltd.	614,001	3,613,391
	Austria Email AG	715	8,494
	Austria Technologie & Systemtechnik AG	42,211	450,696
	BKS Bank AG	3,120	71,212
	CA Immobilien Anlagen AG	163,483	2,270,003
	DO & CO AG	3,018	134,304
*	EAG-Beteiligungs AG	1,160	770
#	EVN AG	147,938	2,307,280
	Flughafen Wien AG	45,527	2,599,119
	Frauenthal Holding AG	4,212	48,966
#*	Intercell AG	254,689	611,931
	Josef Manner & Co. AG	870	58,004
#	Kapsch TrafficCom AG	22,171	1,389,585
#	Lenzing AG	50,516	4,541,786
#	Mayr-Melnhof Karton AG	44,618	4,765,140
	Oberbank AG	37,973	2,406,133
#	Oesterreichischen Post AG	149,011	6,144,161
	Palfinger AG	55,587	1,207,421
#	Polytec Holding AG	79,815	625,226
	RHI AG	113,647	3,742,362
	Rosenbauer International AG	13,895	843,264
#	S IMMO AG	230,283	1,464,336
*	S&T AG	8,182	24,843
	Schoeller-Bleckmann Oilfield Equipment AG	51,519	5,398,695
	Semperit Holding AG	48,121	1,989,906
	Strabag SE	102,680	2,773,874
*	Telekom Austria AG	50,320	382,093
	UBM Realitaetenentwicklung AG	2,880	51,320
#*	Uniqa Versicherungen AG	248,568	3,228,797
#	Wienerberger AG	507,174	4,669,161
#	Wolford AG	11,252	371,559
	Zumtobel AG	128,443	1,703,336
TOTAL AUSTRIA			62,623,452

BELGIUM — (3.1%)
#*	Ablynx NV	88,257	681,518
	Ackermans & van Haaren NV	118,073	9,747,544
*	Agfa-Gevaert NV	777,925	1,359,274
	Arseus NV	94,298	1,924,327
	Atenor Group NV	4,859	206,397
	Banque Nationale de Belgique	955	3,038,867
	Barco NV	58,733	4,252,215
#	Bekaert NV	136,903	3,986,906
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	251,724
	Compagnie d’Entreprises SA	41,428	2,394,430
*	Compagnie du Bois Sauvage SA	87	2
	Compagnie Immobiliere de Belgique SA	10,604	395,903
	Compagnie Maritime Belge SA	66,098	1,252,687
#*	Deceuninck NV	298,827	462,591
	D’ieteren SA NV	129,060	5,163,303
	Duvel Moorgat SA	8,799	1,096,779
	Econocom Group	265,744	2,018,145
	Elia System Operator SA	131,112	5,910,080
*	Euronav SA	88,337	535,589
	EVS Broadcast Equipment SA	56,205	3,304,764

1

The Continental Small Company Series
continued

		Shares	Value††
BELGIUM — (Continued)
	Exmar NV	132,340	$1,353,247
	Floridienne SA	2,033	252,175
*	Galapagos NV	99,665	2,096,821
	Gimv NV	13,215	661,637
	Hamon SA	4,148	64,544
	Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	352,659
*	Ion Beam Applications SA	88,290	642,287
	Jensen-Group NV	12,030	184,978
	Kinepolis Group NV	19,582	2,121,442
	Lotus Bakeries NV	1,361	992,651
	Melexis NV	93,665	1,585,353
	Mobistar SA	86,524	2,224,109
	Nyrstar NV	616,535	3,703,783
#*	Picanol NV	18,470	454,578
*	RealDolmen NV (5529094)	120	17
*	RealDolmen NV (B3M0622)	7,555	163,383
	Recticel SA	88,220	616,202
	Resilux SA	4,095	290,442
*	RHJ International	1,383	7,312
	Rosier SA	655	189,074
	Roularta Media Group NV	8,707	118,438
	SAPEC SA	3,377	224,277
	Sioen Industries NV	52,140	454,115
	Sipef NV	29,621	2,290,747
	Softimat SA	22,765	101,363
	Telenet Group Holding NV	606	28,650
	Ter Beke NV	2,260	144,415
	Tessenderlo Chemie NV	125,636	4,150,105
#*	ThromboGenics NV	152,765	8,502,868
	Van de Velde NV	33,273	1,495,362
TOTAL BELGIUM			83,450,079

DENMARK — (3.3%)
	Alk-Abello A.S.	28,709	1,980,066
*	Alm. Brand A.S.	484,611	1,206,093
*	Amagerbanken A.S.	647,900	—
	Ambu A.S. Series B	27,124	767,470
*	Arkil Holdings A.S. Series B	504	35,480
*	Auriga Industries A.S. Series B	96,829	1,501,696
#*	Bang & Olufsen Holdings A.S.	151,427	1,819,096
*	BankNordik A.S.	292	3,952
#*	Bavarian Nordic A.S.	102,093	902,842
	BoConcept Holding A.S.	5,650	105,644
#	Brodrene Hartmann A.S. Series B	11,730	229,816
*	Brondbyernes IF Fodbold A.S. Series B	12,915	28,861
	D/S Norden A.S.	110,869	3,214,246
*	Dalhoff Larsen & Horneman A.S.	853	594
	DFDS A.S.	18,568	837,624
*	Djursland Bank A.S.	8,970	215,688
	East Asiatic Co., Ltd. A.S.	55,571	940,715
	F.E. Bording A.S.	576	67,258
	Fluegger A.S. Series B	4,198	240,627
*	Genmab A.S.	180,420	2,488,662
	GN Store Nord A.S.	812,990	11,815,174
*	GPV Industri A.S. Series B	2,200	11,677
#*	Greentech Energy Systems A.S.	8,355	14,916
	Gronlandsbanken A.S.	768	76,921
*	H&H International A.S. Series B	18,111	83,677
	Harboes Bryggeri A.S.	12,252	179,137
*	Hojgaard Holding A.S. Series B	2,727	37,986
	IC Companys A.S.	35,278	841,951

2

The Continental Small Company Series
continued

		Shares	Value††
DENMARK — (Continued)
*	Incentive A.S.	3,575	$11,701
	Jeudan A.S.	4,620	355,999
*	Jyske Bank A.S.	235,393	6,568,363
	Lan & Spar Bank A.S.	5,150	250,645
*	Lastas A.S. Series B	9,839	24,544
*	Lollands Bank A.S.	209	4,035
*	Mols-Linien A.S.	23,028	57,468
*	NeuroSearch A.S.	30,030	19,879
	NKT Holding A.S.	95,298	3,445,061
	Nordjyske Bank A.S.	17,600	259,192
	Norresundby Bank A.S.	7,350	195,675
	North Media A.S.	36,665	111,269
*	Ostjydsk Bank A.S.	3,305	133,011
#	Pandora A.S.	236,869	5,255,228
#*	Parken Sport & Entertainment A.S.	33,556	370,836
	Per Aarsleff A.S. Series B	7,235	537,748
	Ringkjoebing Landbobank A.S.	18,121	2,464,459
	Roblon A.S. Series B	540	85,091
	Rockwool International A.S. Series B	29,056	3,266,629
	Royal Unibrew A.S.	45,850	4,001,631
*	Salling Bank A.S.	384	11,613
	Schouw & Co. A.S.	74,017	1,952,136
	SimCorp A.S.	19,486	4,347,259
*	Skjern Bank A.S.	2,474	10,505
#	Solar Holdings A.S. Series B	22,896	1,048,474
*	Spar Nord Bank A.S.	290,284	1,326,917
*	Sparekassen Faaborg A.S.	1,972	57,477
*	Sydbank A.S.	309,693	5,489,952
	Tivoli A.S.	969	501,487
#*	TK Development A.S.	153,640	291,219
*	Topdanmark A.S.	53,386	11,470,339
*	TopoTarget A.S.	332,263	125,746
*	Topsil Semiconductor Materials A.S.	194,350	13,085
*	Torm A.S.	116,264	35,685
	United International Enterprises A.S.	6,811	1,169,766
#*	Vestas Wind Systems A.S.	588,304	3,329,114
*	Vestjysk Bank A.S.	29,541	67,943
*	Zealand Pharma A.S.	21,826	326,022
TOTAL DENMARK			88,641,072

FINLAND — (6.1%)
	Ahlstrom Oyj	30,908	542,002
	Aktia Oyj Series A	14,830	113,538
#	Alma Media Oyj	277,852	1,673,631
	Amer Sports Oyj	495,357	7,381,906
	Aspo Oyj	83,192	702,182
	Atria P.L.C.	23,261	192,732
*	Bank of Aland P.L.C. Series B	22,078	205,950
	BasWare Oyj	34,550	924,487
*	Biotie Therapies Corp. Oyj	924,173	497,971
#	Cargotec Oyj Series B	137,187	3,651,542
	Citycon Oyj	982,759	3,339,491
*	Componenta Oyj	34,813	88,936
	Comptel P.L.C.	337,600	177,434
	Cramo Oyj	148,755	1,564,863
	Digia P.L.C.	48,912	168,557
	Efore Oyj	60,233	54,239
*	Elcoteq SE	3,041	—
*	Elektrobit Corp. Oyj	16,849	14,533
	Elisa Oyj	432,751	9,594,021
	eQ P.L.C.	67,120	178,470

3

The Continental Small Company Series
continued

		Shares	Value††
FINLAND — (Continued)
	Etteplan Oyj	57,413	$203,528
*	Finnair Oyj	299,812	940,532
*	Finnlines Oyj	124,906	1,290,603
	Fiskars Oyj Abp	188,091	4,146,204
	F-Secure Oyj	463,536	950,280
*	GeoSentric Oyj	244,900	3,233
*	Glaston Oyj Abp	53,612	18,526
	HKScan Oyj Series A	103,320	493,525
	Huhtamaki Oyj	373,956	6,066,963
	Ilkka-Yhtyma Oyj	61,503	393,188
#	KCI Konecranes Oyj	245,559	8,379,975
	Kemira Oyj	459,125	7,210,335
#	Kesko Oyj Series B	262,415	8,615,126
	Laennen Tehtaat Oyj	18,920	358,705
	Lassila & Tikanoja Oyj	137,644	2,121,612
#	Lemminkainen Oyj	22,983	434,856
#*	Mesta Board Oyj	1,549,706	4,565,924
*	Neo Industrial Oyj	14,567	33,716
#	Neste Oil Oyj	491,349	6,369,964
	Okmetic Oyj	54,991	363,848
	Olvi Oyj Series A	63,465	1,646,312
	Oriola-KD Oyj Series A	5,045	15,150
	Oriola-KD Oyj Series B	450,616	1,325,593
	Orion Oyj Series A	130,940	3,816,156
	Orion Oyj Series B	384,369	11,317,002
#*	Outokumpu Oyj	3,488,317	3,703,283
#	Outotec Oyj	163,942	9,262,125
	PKC Group Oyj	73,207	1,505,851
	Pohjola Bank P.L.C. Series A	238,995	3,578,637
	Ponsse Oyj	25,697	201,825
	Poyry Oyj	187,165	728,338
	Raisio P.L.C. Series V	541,284	2,206,710
	Ramirent Oyj	314,761	2,611,769
	Rapala VMC Oyj	113,258	727,942
#	Rautaruukki Oyj Series K	381,885	3,021,568
	Raute Oyj Series A	9,858	117,625
*	Ruukki Group Oyj	604,909	360,392
	Saga Furs Oyj	11,244	397,333
#	Sanoma Oyj	328,616	3,229,155
*	Scanfil P.L.C.	123,479	134,728
	Sievi Capital P.L.C.	123,479	148,574
	SRV Group P.L.C.	7,277	31,363
	Stockmann Oyj Abp Series A	43,914	816,316
#	Stockmann Oyj Abp Series B	133,517	2,398,220
#*	Stonesoft Oyj	105,479	195,028
	Technopolis Oyj	301,916	1,507,971
	Teleste Oyj	53,559	296,594
#	Tieto Oyj	291,983	5,769,068
#	Tikkurila Oyj	168,347	3,288,171
#	Uponor Oyj Series A	241,740	3,088,781
#	Vacon Oyj	45,416	2,411,705
	Vaisala Oyj Series A	39,132	825,412
	Viking Line Abp	10,366	233,719
#	Yit Oyj	479,016	9,429,198
TOTAL FINLAND			164,374,742

FRANCE — (9.7%)
	ABC Arbitrage SA	22,399	170,857
*	Air France-KLM	722,730	6,795,003
	Akka Technologies SA	18,624	591,049
#*	Alcatel-Lucent SA	7,392,628	10,026,896

4

The Continental Small Company Series
continued

		Shares	Value††
FRANCE — (Continued)
	Ales Groupe SA	27,710	$523,535
	Altamir Amboise SA	81,618	798,765
	Alten SA	80,247	2,773,929
*	Altran Technologies SA	676,432	5,217,950
	April SA	74,171	1,481,910
#*	Archos SA	75,094	361,649
	Arkema SA	27,360	2,872,778
*	Artprice.com SA	4,948	203,688
	Assystem	56,773	1,119,231
*	Atari SA	70,771	81,398
	AtoS SA	9,347	653,806
	Aubay SA	10,285	69,052
#	Audika Groupe SA	21,251	234,312
	Aurea SA	3,637	22,090
*	Avenir Telecom SA	5,460	3,294
	Axway Software SA	22,982	409,873
*	Baccarat SA	377	83,673
#	Beneteau SA	179,820	1,962,540
*	Bigben Interactive SA	13,573	150,355
#*	BioAlliance Pharma SA	31,348	198,517
	Boiron SA	29,090	1,000,708
	Boizel Chanoine Champagne SA	7,266	312,701
	Bonduelle SCA	17,768	1,673,861
	Bongrain SA	34,266	2,072,963
#	Bourbon SA	187,047	5,210,016
*	Boursorama SA	69,079	456,300
*	Bull SA	351,752	1,447,410
#	Burelle SA	3,866	932,148
	Cafom SA	2,929	12,971
	Catering International Services SA	4,484	150,347
#*	Cegedim SA	16,591	406,234
	Cegid Group	17,915	359,031
	Cie des Alpes	6,721	127,961
	Ciments Francais SA	10,266	599,415
*	Club Mediterranee SA	88,951	1,578,973
	Compagnie Industrielle et Financiere D’Entreprises SA	1,200	71,341
	Damartex SA	20,486	338,891
	Derichebourg SA	548,515	2,317,185
	Devoteam SA	24,812	311,614
*	Dynaction SA	4,032	36,750
	Eiffage SA	161,428	7,232,988
	Electricite de Strasbourg SA	21,886	2,615,366
#*	Eramet SA	13	1,927
	Esso SA Francaise	9,436	671,735
	Establissements Maurel et Prom SA	346,748	5,844,549
*	Etam Developpement SA	1,949	42,638
	Euler Hermes SA	52,633	4,557,962
#*	Euro Disney SCA	138,383	946,944
	Eurofins Scientific SA	27,293	4,439,674
	Exel Industries SA Series A	10,680	534,284
	Faiveley Transport SA	26,671	1,700,207
	Faurecia SA	156,393	2,456,154
	Fimalac SA	31,490	1,459,956
	Fleury Michon SA	4,694	242,462
*	GameLoft SE	233,869	1,644,241
*	Gascogne SA	6,907	48,845
	Gaumont SA	13,980	714,150
	GEA SA	1,000	95,250
#*	GECI International SA	59,392	140,327
	Gemalto NV	65,369	5,857,167
	Gevelot SA	3,584	216,861

5

The Continental Small Company Series
continued

		Shares	Value††
FRANCE — (Continued)
	GFI Informatique SA	140,208	$504,126
	GL Events SA	32,082	711,123
*	GPE Groupe Pizzorno SA	3,499	53,740
	Groupe Crit SA	24,255	486,587
	Groupe Flo SA	29,358	115,554
	Groupe Gorge SA	12,311	97,566
	Groupe Open SA	27,590	177,782
*	Groupe Partouche SA	61,786	78,817
#	Groupe Steria SCA	93,209	1,759,185
	Guerbet SA	6,577	842,906
#*	Haulotte Group SA	61,352	447,902
	Havas SA	1,151,952	6,373,949
#*	Hi-Media SA	134,290	369,802
*	Idsud SA	1,395	34,299
	Ingenico SA	113,226	6,441,381
	Interparfums SA	18,376	563,591
	Ipsen SA	84,243	2,541,641
	Ipsos SA	130,650	4,877,564
	Jacquet Metal Service SA	48,715	566,878
	Korian SA	8,745	153,329
	L.D.C. SA	19	2,054
#	Laurent-Perrier SA	12,546	1,160,354
	Lectra SA	83,499	521,221
	Lisi SA	16,907	1,371,477
	M6 Metropole Television SA	195,527	3,073,718
	Maisons France Confort SA	12,874	408,549
#	Manitou BF SA	48,911	842,542
	Manutan International SA	14,553	647,808
*	Maurel et Prom Nigeria SA	323,678	958,821
	Medica SA	150,601	2,997,914
	Mersen SA	70,824	1,962,638
	MGI Coutier SA	2,753	134,171
	Montupet SA	8,207	86,263
	Mr. Bricolage SA	30,731	380,258
	Naturex SA	12,977	976,879
#	Neopost SA	141,147	7,497,480
#	Nexans SA	131,823	5,899,137
	Nexity SA	99,242	3,366,374
	NextRadioTV SA	3,451	55,944
*	NicOx SA	194,496	606,788
	Norbert Dentressangle SA	20,989	1,618,345
#	NRJ Group SA	37,959	295,288
	Oeneo SA	158,017	477,324
	Orpea SA	113,448	5,014,203
	Osiatis SA	685	4,910
#*	PagesJaunes Groupe SA	425,405	1,058,321
*	Parrot SA	31,200	1,175,320
#*	Peugeot SA	656,217	4,788,768
	Pierre & Vacances SA	19,136	399,354
	Plastic Omnium SA	104,862	3,189,070
	Plastivaloire SA	4,552	78,026
	PSB Industries SA	8,438	231,898
	Rallye SA	99,787	3,364,088
#*	Recylex SA	68,471	338,221
	Remy Cointreau SA	47,504	5,196,178
	Robertet SA	3,167	522,773
*	Rodriguez Group SA	3,886	16,721
*	Rougier SA	1,843	81,981
	Rubis SCA	109,277	7,488,949
*	S.T. Dupont SA	331,047	166,363
	SA des Ciments Vicat	46,178	2,885,724

6

The Continental Small Company Series
continued

		Shares	Value††
FRANCE — (Continued)
	Sabeton SA	13,500	$225,131
	Saft Groupe SA	102,751	2,418,137
	Samse SA	8,342	590,473
	Sartorius Stedim Biotech SA	9,046	880,255
#	Seche Environnement SA	6,437	234,517
	Sechilienne SA	75,881	1,452,592
	Securidev SA	2,500	79,580
*	Sequana SA	35,319	386,602
	Societe Anonyme d’Explosifs et de Produits Chimiques SA	485	121,934
	Societe BIC SA	44,940	5,386,881
	Societe d’Edition de Canal Plus SA	298,376	1,955,664
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	1,999,557
	Societe Internationale de Plantations d’Heveas SA	5,133	421,160
	Societe Pour l’Informatique Industrielle SA	40,908	216,129
	Societe Television Francaise 1 SA	427,727	5,032,167
#*	Soitec SA	400,615	1,390,985
	Somfy SA	21,738	3,744,275
	Sopra Group SA	22,982	1,484,439
#*	Spir Communication SA	4,687	84,928
	Stallergenes SA	12,288	697,835
*	Ste Industrielle d’Aviation Latecoere SA	27,234	281,089
	Stef SA	29,121	1,485,097
	Store Electronic SA	3,620	54,058
	Sword Group SA	23,381	386,883
	Synergie SA	60,624	564,423
*	Technicolor SA	439,328	1,118,895
	Teleperformance SA	226,076	8,221,101
	Tessi SA	5,427	569,454
#*	Theolia SA	182,298	322,187
	Thermador Groupe	4,730	358,161
	Tonnellerie Francois Freres SA	3,898	191,224
	Total Gabon SA	937	425,598
#	Touax SA	2,639	75,653
*	Transgene SA	34,856	374,369
	Trigano SA	33,459	454,911
*	UbiSoft Entertainment SA	415,431	4,375,100
	Union Financiere de France Banque SA	16,828	353,145
	Valeo SA	149,480	7,508,420
*	Vetoquinol SA	40	1,401
	Viel et Compagnie SA	158,130	538,510
#	Vilmorin & Cie SA	20,195	2,500,896
	Virbac SA	17,539	3,469,272
#*	Vivalis SA	24,838	219,438
	VM Materiaux SA	6,914	139,016
#	Vranken-Pommery Monopole SA	18,881	518,090
	Zodiac Aerospace SA	19,299	2,136,630
TOTAL FRANCE			261,672,856

GERMANY — (12.8%)
	A.S. Creation Tapeton AG	6,853	307,035
*	AAP Implantate AG	25,576	45,046
*	Aareal Bank AG	423,110	8,860,444
*	Abwicklungsgesellschaft Roesch AG Medizintechnik	7,300	241
*	Adler Modemaerkte AG	1,147	7,459
*	ADVA Optical Networking SE	169,035	892,337
	AGROB Immobilien AG	5,800	86,214
#*	Air Berlin P.L.C.	156,429	317,074
#	Aixtron SE	352,829	4,207,580
	ALBA SE	21,642	1,832,207
*	Aligna AG	318,087	7,977
	Allgeier SE	20,152	268,141
7

The Continental Small Company Series
continued

		Shares	Value††
GERMANY — (Continued)
	Amadeus Fire AG	17,593	$958,268
*	Analytik Jena AG	597	8,693
*	Andreae-Noris Zahn AG	26,412	1,080,596
#	Asian Bamboo AG	29,133	202,064
	Atoss Software AG	303	8,300
	Aurubis AG	153,470	10,979,083
	Baader Bank AG	117,534	308,531
	Balda AG	127,634	569,140
#	Bauer AG	35,345	905,275
	BayWa AG	45,994	1,986,414
#	Bechtle AG	63,405	2,570,214
	Bertrandt AG	23,001	2,309,321
*	Beta Systems Software AG	8,020	21,814
#	Bijou Brigitte AG	11,566	946,287
	Bilfinger SE	47,394	4,595,416
	Biotest AG	20,784	1,386,036
*	BKN International AG	33,408	132
*	BMP Media Vestors AG	8,401	6,990
	Borussia Dortmund GmbH & Co. KGaA	241,558	868,308
	CANCOM AG	39,490	706,089
	Carl Zeiss Meditec AG	114,961	3,314,378
	CAT Oil AG	52,155	466,446
	Celesio AG	196,117	3,396,948
	CENIT AG	20,976	198,730
	Centrotec Sustainable AG	42,634	761,077
	Cewe Color Holding AG	17,622	724,134
*	Colonia Real Estate AG	16,334	99,829
	Comdirect Bank AG	139,558	1,455,461
	CompuGroup Medical AG	48,369	940,462
*	Conergy AG	219,329	80,344
#*	Constantin Medien AG	359,780	727,443
	CropEnergies AG	80,712	551,488
	CTS Eventim AG	106,100	3,738,595
#*	Curanum AG	109,042	359,827
#	DAB Bank AG	130,043	624,810
	Data Modul AG	11,455	256,705
	Delticom AG	15,867	679,530
	Deufol AG	112,955	151,891
	Deutsche Beteiligungs AG	29,148	752,680
#	Deutsche Wohnen AG	647,023	12,012,068
*	Deutz AG	277,664	1,306,591
*	Dialog Semiconductor P.L.C.	221,152	3,917,524
	DIC Asset AG	13,115	126,990
	Dierig Holding AG	9,408	154,299
#	Dr. Hoenle AG	14,858	231,168
	Draegerwerk AG & Co. KGaA	3,020	228,039
#	Drillisch AG	172,204	2,546,887
	Duerr AG	45,514	4,078,446
	DVB Bank SE	173,470	5,513,625
	Eckert & Ziegler AG	16,185	506,040
#	Elmos Semiconductor AG	36,014	341,450
	ElreingKlinger AG	107,487	3,645,541
	Erlus AG	2,970	149,625
#	Euromicron AG	25,730	621,152
	Euwax AG	14,880	1,110,728
#*	Evotec AG	1,165,338	4,077,763
	Fielmann AG	32,343	3,126,051
#*	First Sensor AG	18,636	202,477
*	FJA AG	217	303
#	Freenet AG	388,032	7,191,623
	Fuchs Petrolub AG	129,590	9,076,063

8

The Continental Small Company Series
continued

		Shares	Value††
GERMANY — (Continued)
*	GAGFAH SA	281,532	$3,305,492
	GBW AG	28,417	829,849
	Gerresheimer AG	117,580	6,247,642
	Gerry Weber International AG	89,108	4,316,043
	Gesco AG	10,279	929,202
	GFK SE	72,083	3,667,233
	GFT Technologies AG	66,050	283,116
#*	Gigaset AG	175,782	225,682
	Gildemeister AG	200,603	4,087,628
	Grammer AG	47,961	1,019,771
#	Grenkeleasing AG	32,703	2,194,046
*	GSW Immobilien AG	65,807	2,788,018
	H&R AG	50,783	791,044
	Hamborner REIT AG	22,740	224,655
	Hamburger Hafen und Logistik AG	72,183	1,705,741
#	Hansa Group AG	146,815	580,051
	Hawesko Holding AG	19,480	1,030,187
#*	Heidelberger Druckmaschinen AG	857,979	1,402,448
	Highlight Communications AG	74,825	393,780
*	Homag Group AG	14,489	219,606
	Indus Holding AG	80,555	2,156,856
	Innovation in Traffic Systems AG	23,949	729,799
*	Intershop Communications AG	62,598	148,707
	Isra Vision AG	11,617	394,486
#*	IVG Immobilien AG	400,498	1,021,914
	Jenoptik AG	181,410	1,780,230
*	Joyou AG	4,817	59,073
*	Kampa AG	35,505	1,493
*	Kloeckner & Co. SE	400,577	4,789,459
*	Koenig & Bauer AG	10,773	182,051
	Kontron AG	189,937	1,034,787
#	Krones AG	72,618	4,524,428
	KSB AG	3,584	2,200,271
*	Kuka AG	102,786	3,775,835
	KWS Saat AG	17,224	5,546,489
#	Leifheit AG	12,500	479,114
	Leoni AG	126,718	4,820,861
*	Loewe AG	25,187	91,201
*	Lotto24 AG	543	2,502
#	LPKF Laser & Electronics AG	33,127	692,358
#*	Manz AG	6,751	159,089
*	Masterflex SE	19,347	123,624
*	Maxdata Computer AG	94,120	15,032
*	Mediclin AG	119,554	663,656
#*	Medigene AG	95,039	125,582
	Mensch und Maschine Software AG	8,184	52,774
	MLP AG	216,957	1,442,146
*	Mobotix AG	13,494	324,205
*	Mologen AG	26,267	405,314
*	Morphosys AG	79,379	3,078,255
	MTU Aero Engines Holding AG	42,072	3,839,496
#	Muehlbauer Holding & Co. AG	14,905	397,489
#	MVV Energie AG	114,055	3,533,164
#	Nemetschek AG	24,668	1,084,526
	Nexus AG	42,103	539,322
#*	Nordex SE	194,652	773,342
	NORMA Group AG	68,101	1,889,313
	OHB AG	35,659	714,700
*	Oldenburgische Landesbank AG	4,234	118,353
	P&I Personal & Informatik AG	17,889	724,781
*	Patrizia Immobilien AG	83,326	716,079

9

The Continental Small Company Series
continued

		Shares	Value††
GERMANY — (Continued)
	Pfeiffer Vacuum Technology AG	36,286	$4,421,915
	PNE Wind AG	186,108	548,034
#*	Praktiker AG	423,775	649,542
	Progress-Werk Oberkirch AG	7,812	290,567
	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	33,692	684,330
	PVA TePla AG	46,019	126,575
	QSC AG	413,146	1,154,882
*	R Stahl AG	14,410	512,657
	Rational AG	15,420	4,454,312
	REALTECH AG	11,124	66,184
	Rheinmetall AG	158,370	7,693,598
	Rhoen-Klinikum AG	406,308	8,189,146
*	RIB Software AG	5,493	31,863
*	SAF-Holland SA	192,394	1,344,479
*	Salzgitter AG	124,477	6,523,704
	Schaltbau Holding AG	10,192	418,387
*	Sedo Holding AG	65,721	118,846
	Sektkellerei Schloss Wachenheim AG	7,479	83,556
*	SER Systems AG	9,400	211
#	SGL Carbon SE	229,387	9,144,194
*	SHW AG	1,848	70,949
#*	Singulus Technologies AG	236,814	438,197
	Sinner AG	2,660	51,080
	Sixt AG	81,198	1,682,177
	SKW Stahl-Metallurgie Holding AG	18,672	328,052
#*	Sky Deutschland AG	1,121,049	6,217,098
*	SM Wirtschaftsberatung AG	18,126	117,474
#	SMA Solar Technology AG	27,498	696,589
	SMT Scharf AG	9,605	268,935
	Software AG	173,056	7,382,850
#	Solarworld AG	296,380	416,486
	Stada Arzneimittel AG	247,784	8,019,019
	STINAG Stuttgart Invest AG	35,003	720,759
*	Stoehr & Co. AG	6,000	9,659
	STRATEC Biomedical AG	30,369	1,515,031
#*	Stroer Out-of-Home Media AG	59,099	519,350
#*	Suss Microtec AG	73,062	821,567
	Symrise AG	307,713	11,055,482
	Syzygy AG	30,656	146,907
#	TAG Immobilien AG	455,809	5,728,178
	Takkt AG	126,507	1,755,468
#	Telegate AG	16,807	161,499
*	Tipp24 SE	16,840	839,001
#	Tom Tailor Holding AG	69,640	1,485,618
	Tomorrow Focus AG	113,715	584,953
*	TUI AG	551,279	5,764,926
	UMS United Medical Systems International AG	3,304	39,852
	UmweltBank AG	17,656	719,845
#*	VBH Holding AG	9,415	29,204
*	Verbio AG	52,498	88,975
#	Vossloh AG	37,975	3,741,713
	VTG AG	35,516	570,157
#*	Wacker Chemie AG	1,980	130,237
	Wacker Neuson SE	59,969	823,363
*	Wanderer-Werke AG	7,903	2,170
*	Washtec AG	5,625	67,061
	Wincor Nixdorf AG	119,287	5,625,871
	Wirecard AG	381,688	9,422,953
	Wuerttembergische Lebensversicherung AG	23,634	486,877
#	XING AG	11,101	616,182

10

The Continental Small Company Series
continued

		Shares	Value††
GERMANY — (Continued)
*	zooplus AG	5,162	$218,354
TOTAL GERMANY			343,924,447

GREECE — (2.2%)
*	Aegean Airlines S.A.	5,746	15,315
*	Aegek S.A.	5,028	871
*	Alfa Alfa Energy S.A.	3,810	6,990
*	Alpha Bank A.E.	674,977	1,309,411
*	Alumil Aluminum Industry S.A.	37,850	33,905
*	Alysida S.A.	2,376	6,244
*	Anek Lines S.A.	494,192	117,755
*	Astir Palace Hotels S.A.	93,886	431,219
*	Athens Medical Center S.A.	75,593	79,947
*	Atlantic Supermarkets S.A.	34,730	3,667
*	Attica Bank S.A.	120,802	90,298
	Autohellas S.A.	59,308	141,740
*	Babis Vovos International Construction S.A.	21,073	8,456
*	Balafas S.A.	15,200	3,812
*	Balkan Real Estate S.A.	3,398	1,585
*	Bank of Cyprus P.L.C.	4,342,301	1,478,400
	Bank of Greece S.A.	133,571	2,355,496
*	Cyprus Popular Bank PCL	102,823	5,979
*	Daios Plastics S.A.	16,300	102,749
*	Diagnostic & Therapeutic Center of Athens Hygeia S.A.	85,353	70,255
*	Elastron S.A.	69,660	77,825
*	Elektrak S.A.	32,707	70,512
*	Elektroniki Athinon SA	7,497	4,750
*	Ellaktor S.A.	544,614	1,389,585
*	Elval - Hellenic Aluminium Industry S.A.	28,590	71,369
*	Etma Rayon S.A.	11,242	20,923
	Euro Reliance General Insurance Co. S.A.	40,776	52,527
*	Eurobank Ergasias SA	971,907	830,711
*	Euromedica S.A.	33,079	23,174
	EYDAP Athens Water Supply & Sewage Co. S.A.	116,677	801,908
*	Folli Follie Group S.A.	150,049	2,573,940
*	Forthnet S.A.	21,107	25,702
*	Fourlis Holdings S.A.	146,787	385,525
*	Frigoglass S.A.	115,348	805,316
*	GEK Terna Holding Real Estate Construction S.A.	296,155	790,212
*	Halkor S.A.	142,942	166,560
*	Hellenic Cables S.A.	53,577	133,512
	Hellenic Exchanges S.A.	296,505	1,712,256
	Hellenic Petroleum S.A.	326,121	3,208,427
*	Hellenic Sugar Industry S.A.	25,405	45,975
*	Hellenic Telecommunication Organization Co. S.A.	707,121	4,828,994
	Heracles General Cement Co. S.A.	31,000	50,677
*	Iaso S.A.	206,042	367,155
*	Inform P. Lykos S.A.	16,173	28,606
*	Informatics S.A.	3,778	1,546
*	Intracom Holdings S.A.	247,375	205,149
*	Intracom Technical & Steel Constructions S.A.	7,688	10,820
	Intralot S.A.-Integrated Lottery Systems & Services	551,157	1,404,595
*	Ionian Hotel Enterprises S.A.	16,914	290,235
*	Ipirotiki Software & Publications S.A.	22,110	56,617
	JUMBO S.A.	400,965	3,173,929
	Karelia Tobacco Co., Inc. S.A.	3,578	570,573
*	Kathimerini Publishing S.A.	25,040	18,776
*	Lamda Development S.A.	905	4,865
*	Lan-Net S.A.	12,688	20,097
*	Loulis Mills S.A.	25,704	92,042
*	Marfin Investment Group Holdings S.A.	2,380,237	1,357,003

11

The Continental Small Company Series
continued

		Shares	Value††
GREECE — (Continued)
	Metka S.A.	101,638	$1,311,822
*	Michaniki S.A.	155,442	69,596
	Motor Oil (Hellas) Corinth Refineries S.A.	246,966	2,734,818
*	Mytilineos Holdings S.A.	367,558	2,186,471
*	National Bank of Greece S.A.	1,343,567	2,323,853
*	Neorion Holdings S.A.	14,991	2,473
	OPAP S.A.	168,712	1,209,773
*	Piraeus Bank S.A.	4,777,477	2,176,348
	Piraeus Port Authority S.A.	21,267	479,892
*	Promota Hellas S.A.	8,860	2,690
*	Proton Bank S.A.	141,214	—
*	Public Power Corp. S.A.	528,487	4,160,050
*	Real Estate Development & Services S.A.	87,302	75,823
	S&B Industrial Minerals S.A.	68,336	493,688
*	Sarantis S.A.	74,884	431,326
*	Selected Textile S.A.	60,619	35,074
*	Sfakianakis S.A.	16,775	8,978
*	Sidenor Steel Products Manufacturing Co. S.A.	79,509	186,186
*	T Bank S.A.	228,007	—
*	Technical Olympic S.A.	2,237	4,134
*	Teletypos S.A. Mega Channel	10,798	2,804
	Terna Energy S.A.	144,697	636,031
*	Themeliodomi S.A.	37,422	18,276
	Thessaloniki Port Authority S.A.	6,936	210,748
	Thessaloniki Water Supply & Sewage Co. S.A.	15,807	127,667
*	Thrace Plastics Co. S.A.	33,856	55,663
*	Titan Cement Co. S.A.	203,501	3,783,157
*	TT Hellenic Postbank S.A.	695,353	154,197
*	Viohalco Hellenic Copper & Aluminum Industry S.A.	603,593	3,141,580
TOTAL GREECE			57,959,600

IRELAND — (2.8%)
	Aer Lingus Group P.L.C.	752,359	1,094,568
*	Aminex P.L.C.	496,086	32,707
	C&C Group P.L.C. (B010DT8)	399,607	2,449,388
	C&C Group P.L.C. (B011Y09)	1,014,594	6,128,783
	DCC P.L.C. (0242493)	308,989	10,185,940
	DCC P.L.C. (4189477)	19,143	624,603
	Donegal Creameries P.L.C.	22,368	98,170
	Dragon Oil P.L.C.	987,524	8,931,261
*	Elan Corp. P.L.C.	36,913	378,494
	FBD Holdings P.L.C.	125,728	1,726,193
	Fyffes P.L.C.	728,959	531,151
	Glanbia P.L.C. (0066950)	700,613	7,766,686
	Glanbia P.L.C. (4058629)	69,229	761,446
	Grafton Group P.L.C.	584,079	3,024,729
	IFG Group P.L.C.	337,495	600,511
*	Independent News & Media P.L.C. (B59HWB1)	406,791	16,143
*	Independent News & Media P.L.C. (B5TR5N4)	318,060	12,595
	Irish Continental Group P.L.C.	23,420	598,891
*	Kenmare Resources P.L.C. (0487948)	4,136,548	2,146,988
*	Kenmare Resources P.L.C. (4490737)	409,813	213,286
	Kingspan Group P.L.C.	452,246	5,001,250
*	McInerney Holdings P.L.C.	697,135	—
	Paddy Power P.L.C. (0258810)	180,573	14,960,161
	Paddy Power P.L.C. (4828974)	10,071	831,389
*	Providence Resources P.L.C.	17,018	175,810
	Smurfit Kappa Group P.L.C.	479,215	5,724,642
	Total Produce P.L.C.	393,604	316,623
TOTAL IRELAND			74,332,408

12

The Continental Small Company Series
continued

		Shares	Value††
ISRAEL — (2.6%)
*	Africa Israel Investments, Ltd.	326,135	$654,029
*	Africa Israel Properties, Ltd.	38,596	361,837
	Africa Israel Residences, Ltd.	594	6,586
*	Airport City, Ltd.	107,456	512,893
*	Allot Communications, Ltd.	19,348	349,918
	Alon Holdings Blue Square Israel, Ltd.	46,194	110,826
*	AL-ROV Israel, Ltd.	15,910	392,582
*	Alrov Properties & Lodgings, Ltd.	5,723	109,741
*	Alvarion, Ltd.	51,611	18,970
	Amot Investments, Ltd.	201,029	511,652
*	AudioCodes, Ltd.	159,083	489,048
	Avgol Industries 1953, Ltd.	353,269	329,659
*	Azorim Investment Development & Construction Co., Ltd.	302	284
	Babylon, Ltd.	134,822	784,390
	Bayside Land Corp.	2,422	494,207
	Big Shopping Centers 2004, Ltd.	2,001	50,857
*	Biocell, Ltd.	16,731	108,636
*	BioLineRX, Ltd.	499,334	126,661
	Blue Square Real Estate, Ltd.	3,782	82,296
	Cellcom Israel, Ltd.	107,732	899,527
*	Ceragon Networks, Ltd.	71,706	321,283
*	Clal Biotechnology Industries, Ltd.	146,663	359,424
	Clal Industries, Ltd.	287,129	919,074
	Clal Insurance Enterprises Holdings, Ltd.	83,735	1,262,644
*	Compugen, Ltd.	37,175	186,780
	Delek Automotive Systems, Ltd.	124,131	966,071
	Delek Group, Ltd.	2,224	523,341
	Delta-Galil Industries, Ltd.	32,915	392,192
	Direct Insurance - I.D.I. Insurance Co., Ltd.	35,764	98,676
	DS Apex Holdings, Ltd.	38,130	186,056
*	El Al Israel Airlines, Ltd.	77,144	9,743
*	Elbit Medical Imaging, Ltd.	53,265	93,984
	Elbit Systems, Ltd.	76,111	3,054,012
	Electra, Ltd.	6,502	635,012
	Elron Electronic Industries, Ltd.	59,066	277,471
*	Evogene, Ltd.	98,635	494,015
*	EZchip Semiconductor, Ltd.	106,730	3,542,386
*	First International Bank of Israel, Ltd.	98,118	1,445,822
	FMS Enterprises Migun, Ltd.	10,300	119,616
*	Formula Systems (1985), Ltd.	36,549	568,917
	Frutarom Industries, Ltd.	165,324	2,070,960
*	Gilat Satellite Networks, Ltd.	87,921	469,362
*	Given Imaging, Ltd.	49,560	877,289
	Golf & Co., Ltd.	57,649	146,990
*	Hadera Paper, Ltd.	9,528	468,200
	Harel Insurance Investments & Finances, Ltd.	37,881	1,715,047
	Industrial Building Corp., Ltd.	342,619	414,095
*	Israel Cold Storage & Supply Co., Ltd.	1,076	13,955
*	Israel Discount Bank, Ltd. Series A	2,759,605	4,584,065
	Israel Land Development Co., Ltd. (The)	22,615	84,243
	Ituran Location & Control, Ltd.	84,441	1,139,178
*	Jerusalem Oil Exploration, Ltd.	39,274	785,786
*	Kamada, Ltd.	110,786	993,515
*	Kardan Yazamut, Ltd.	82,924	6,142
	Maabarot Products, Ltd.	21,999	209,220
	Magic Software Enterprises, Ltd.	38,625	180,506
	Matrix IT, Ltd.	182,457	794,093
*	Mazor Robotics, Ltd.	7,919	17,912
	Melisron, Ltd.	50,301	907,509
*	Mellanox Technologies, Ltd.	90,669	5,616,199
*	Menorah Mivtachim Holdings, Ltd.	108,046	1,016,676

13

The Continental Small Company Series
continued

		Shares	Value††
ISRAEL — (Continued)
	Migdal Insurance & Financial Holding, Ltd.	1,053,422	$1,646,850
*	Mizrahi Tefahot Bank, Ltd.	64,217	665,978
*	Naphtha Israel Petroleum Corp., Ltd.	131,727	576,438
	Neto Me Holdings, Ltd.	5,411	194,519
*	NICE Systems, Ltd.	2,772	92,843
*	NICE Systems, Ltd. Sponsored ADR	25,502	853,807
*	Nitsba Holdings (1995), Ltd.	106,868	920,901
*	Nova Measuring Instruments, Ltd.	47,603	384,579
*	Oil Refineries, Ltd.	3,533,465	1,902,063
	Ormat Industries, Ltd.	293,852	1,767,995
	Osem Investments, Ltd.	127,098	2,187,173
	Partner Communications Co., Ltd.	192,794	1,156,687
	Paz Oil Co., Ltd.	19,100	2,861,629
*	Phoenix Holdings, Ltd. (The)	211,116	589,143
	Plasson Industries, Ltd.	8,863	252,764
	Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	28,291	965,894
*	Retalix, Ltd.	77,067	2,299,616
*	Scailex Corp, Ltd.	1,026	1,396
	Shikun & Binui, Ltd.	871,508	1,624,323
*	Space Communication, Ltd.	13,852	198,459
	Strauss Group, Ltd.	148,904	1,953,284
*	Suny Electronic, Ltd.	3,679	2,721
	Super-Sol, Ltd. Series B	381,641	1,077,116
*	Tower Semiconductor, Ltd.	88,339	713,478
*	Union Bank of Israel, Ltd.	130,630	430,030
TOTAL ISRAEL			69,681,746

ITALY — (7.7%)
#	A2A SpA	3,652,248	2,116,338
	ACEA SpA	280,731	1,689,875
	Acegas-APS SpA	110,973	775,986
#*	Acotel Group SpA	3,478	106,396
*	Aedes SpA	1,494,875	113,452
	Aeroporto de Firenze SpA	17,390	229,488
	Alerion Cleanpower SpA	92,062	444,776
#	Amplifon SpA	320,929	1,598,432
	Ansaldo STS SpA	352,492	3,299,370
*	Arnoldo Mondadori Editore SpA	427,498	633,684
*	Ascopiave SpA	164,564	277,738
	Astaldi SpA	228,281	1,535,974
	Autogrill SpA	439,780	5,081,464
	Azimut Holding SpA	454,770	6,544,508
#	Banca Carige SpA	2,301,699	2,358,044
#	Banca Finnat Euramerica SpA	685,945	244,420
	Banca Generali SpA	159,296	2,729,833
	Banca IFIS SpA	102,347	744,426
#*	Banca Monte Dei Paschi di Siena SpA	8,733,630	2,612,226
	Banca Piccolo Credito Valtellinese Scarl	1,015,903	1,565,806
	Banca Popolare dell’Emilia Romagna Scarl	1,191,889	8,283,121
#*	Banca Popolare dell’Etruria e del Lazio Scarl	297,428	215,992
*	Banca Popolare di Milano Scarl	12,995,381	7,781,375
	Banca Popolare di Sondrio Scarl	1,128,884	6,553,295
	Banca Profilo SpA	732,338	238,664
	Banco di Desio e della Brianza SpA	232,296	606,124
*	Banco Popolare Scarl	6,311,267	10,509,344
	BasicNet SpA	105,627	190,361
	Beghelli SpA	427,981	192,796
*	Biesse SpA	54,004	176,969
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	520,162
	Brembo SpA	162,145	2,093,074
*	Brioschi Sviluppo Immobiliare SpA	174,780	19,612

14

The Continental Small Company Series
continued

		Shares	Value††
ITALY — (Continued)
	Buzzi Unicem SpA	291,869	$4,104,362
	C.I.R. SpA - Compagnie Industriali Riunite	1,795,934	1,893,428
	Cairo Communication SpA	89,082	291,117
	Caltagirone Editore SpA	6,277	7,194
	Caltagirone SpA	242,870	376,237
*	Carraro SpA	113,633	322,871
	Cembre SpA	40,330	337,574
	Cementir Holding SpA	336,239	728,092
	Credito Bergamasco SpA	129,374	2,421,075
	Credito Emiliano SpA	376,390	2,053,084
	CSP International Fashion Group SpA	7,505	9,643
*	d’Amico International Shipping S.A.	83,006	34,881
#	Danieli & Co. SpA	58,099	1,676,259
	Datalogic SpA	65,558	572,146
#	Davide Campari - Milano SpA	428,086	3,289,795
*	DeA Capital SpA	241,155	427,433
*	Delclima SpA	238,104	212,077
	De’Longhi SpA	277,572	3,988,849
#	DiaSorin SpA	77,818	3,117,621
*	EEMS Italia SpA	33,167	16,370
*	EI Towers SpA	39,294	1,071,319
	Engineering Ingegneria Informatica SpA	18,153	603,800
#	ERG SpA	242,145	2,462,122
	Esprinet SpA	104,855	468,631
#*	Eurotech SpA	103,698	151,046
	Falck Renewables SpA	452,790	583,225
	Fiera Milano SpA	37,863	196,608
#*	Finmeccanica SpA	1,709,605	9,893,896
#*	Fondiaria-Sai SpA	943,740	1,184,151
*	Gas Plus SpA	14,596	95,294
	Gefran SpA	31,893	109,941
*	Gemina SpA	2,562,430	3,649,626
#	Geox SpA	343,770	997,744
*	Gruppo Ceramiche Ricchetti SpA	19,666	4,594
	Gruppo Editoriale L’Espresso SpA	670,242	784,563
	Gruppo MutuiOnline SpA	51,809	227,617
	Hera SpA	1,822,830	2,958,980
*	I Grandi Viaggi SpA	96,916	50,640
	Immsi SpA	743,533	440,261
	Impregilo SpA	1,252,064	5,869,253
	Indesit Co. SpA	185,473	1,423,703
	Industria Macchine Automatiche SpA	58,626	1,118,221
	Industria Romagnola Conduttori Elettrici SpA	43,300	80,336
*	Intek Group SpA	1,654,192	724,024
#	Interpump Group SpA	275,866	2,120,290
	Iren SpA	1,758,434	1,067,731
	Italcementi SpA	279,135	1,567,588
*	Italmobiliare SpA	46,873	794,675
*	Juventus Football Club SpA	1,130,867	317,008
*	Landi Renzo SpA	203,171	399,182
	Lottomatica Group SpA	185,318	4,234,288
*	Maire Tecnimont SpA	485,884	260,905
	Marcolin SpA	60,205	337,925
#*	Mariella Burani SpA	32,721	—
	Marr SpA	131,906	1,379,255
	Mediaset SpA	2,909,042	6,043,714
	Mediobanca SpA	8,209	50,708
#	Mediolanum SpA	758,652	3,851,166
#*	Milano Assicurazioni SpA	2,324,306	968,788
*	Molecular Medicine SpA	259,547	147,490
*	Monrif SpA	287,978	105,887

15

The Continental Small Company Series
continued

		Shares	Value††
ITALY — (Continued)
	Nice SpA	40,195	$139,166
*	Pagnossin SpA	9,000	—
	Piaggio & C. SpA	682,441	1,839,223
*	Pininfarina SpA	71,410	279,998
*	Poltrona Frau SpA	154,017	198,175
#*	Prelios SpA	2,389,900	251,994
#*	Premafin Finanziaria SpA	961,257	163,099
*	Prima Industrie SpA	88	1,073
	Prysmian SpA	484,563	9,672,408
#*	RCS MediaGroup SpA	450,383	749,086
	Recordati SpA	408,182	3,732,317
	Reply SpA	12,998	359,537
#*	Retelit SpA	218,028	139,310
*	Richard-Ginori 1735 SpA	8,489	782
#	Sabaf SpA	24,109	280,518
	SAES Getters SpA	30,068	275,703
*	Safilo Group SpA	140,163	1,239,015
*	Saras SpA	1,382,380	1,815,934
	SAVE SpA	12,599	133,630
#*	Snai SpA	95,483	67,769
*	Societa Cattolica di Assicurazioni Scrl	194,890	3,019,978
	Societa Iniziative Autostradali e Servizi SpA	220,635	2,067,504
	Sogefi SpA	186,290	476,993
	Sol SpA	166,511	876,134
*	Sorin SpA	1,151,064	2,544,602
	Tamburi Investment Partners SpA	37,478	74,373
#*	Telecom Italia Media SpA	1,649,819	334,043
#*	Tiscali SpA	3,467,783	176,784
#	Tod’s SpA	47,508	6,032,109
#	Trevi Finanziaria SpA	154,707	833,326
*	Uni Land SpA	51,835	—
	Unione di Banche Italiane ScpA	1,286,614	5,999,637
#*	Unipol Gruppo Finanziario SpA	970,174	1,931,623
	Vianini Industria SpA	57,659	76,184
	Vianini Lavori SpA	175,180	706,247
	Vittoria Assicurazioni SpA	121,346	781,187
#*	Yoox SpA	163,646	2,591,962
	Zignago Vetro SpA	85,130	509,822
TOTAL ITALY			207,130,673

NETHERLANDS — (5.3%)
	Aalberts Industries NV	469,415	9,686,915
#	Accell Group NV	93,631	1,653,751
*	AFC Ajax NV	18,134	149,419
#*	AMG Advanced Metallurgical Group NV	137,180	1,185,008
#	Amsterdam Commodities NV	74,466	1,372,557
	APERAM NV	251,040	3,831,627
#	Arcadis NV	270,478	6,422,112
	ASM International NV	218,510	7,900,802
*	Atag Group NV	4,630	1,772
	Ballast Nedam NV	702	9,124
	Batenburg Techniek NV	6,922	124,910
	BE Semiconductor Industries NV	154,577	1,182,042
	Beter Bed Holding NV	83,857	1,470,360
	BinckBank NV	256,224	2,113,868
	Brunel International NV	51,660	2,504,120
*	Crown Van Gelder NV	9,818	69,780
	CSM NV	363,574	7,825,152
	Delta Lloyd NV	472,377	7,784,993
	DOCdata NV	22,463	388,966
#	Exact Holding NV	64,313	1,365,555

16

The Continental Small Company Series
continued

		Shares	Value††
NETHERLANDS — (Continued)
*	Grontmij NV	248,386	$943,772
	Heijmans NV	79,498	746,474
	Hunter Douglas NV	8,764	341,547
#*	Kardan NV	75,774	79,256
#	KAS Bank NV	54,562	547,198
	Kendrion NV	41,207	873,053
#	Koninklijke Bam Groep NV	1,192,261	5,143,583
	Koninklijke Ten Cate NV	140,083	3,678,747
#	Koninklijke Wessanen NV	380,493	1,105,436
*	LBi International NV	515,485	1,951,434
	Macintosh Retail Group NV	52,801	623,011
	Mediq NV	274,364	4,655,021
#	Nederlandsche Apparatenfabriek NV	28,810	1,098,400
	Nutreco NV	173,920	14,785,502
*	Ordina NV	330,458	491,605
*	PostNL NV	1,920,653	7,492,944
*	Roto Smeets Group NV	10,320	89,111
#	Royal Imtech NV	349,305	8,188,007
	Royal Reesink NV	1,239	124,797
*	SBM Offshore NV	804,422	11,344,600
	Sligro Food Group NV	104,081	3,003,150
#*	SNS Reaal Groep NV	705,718	972,981
	Stern Groep NV	1,094	19,853
#	Telegraaf Media Groep NV	163,812	1,741,059
	TKH Group NV	177,582	4,596,548
#*	TomTom NV	550,231	2,786,849
	Unit4 NV	130,956	3,953,124
	USG People NV	330,320	2,671,041
*	Van Lanschot NV	54	1,008
*	Xeikon NV	58,445	251,781
TOTAL NETHERLANDS			141,343,725

NORWAY — (3.3%)
#	ABG Sundal Collier Holding ASA	1,106,985	862,255
	AF Gruppen ASA	2,718	27,536
#*	Agasti Holding ASA	227,087	56,981
#*	Algeta ASA	145,487	4,075,029
*	Archer, Ltd.	496,831	413,561
	Arendals Fosse Kompani ASA	90	26,693
	Atea ASA	296,910	3,176,618
	Austevoll Seafood ASA	355,354	1,827,786
*	Bakkafrost	5,392	58,717
#*	Bionor Pharma ASA	103,563	48,408
	Bonheur ASA	68,100	1,679,163
#	BW Offshore, Ltd.	1,221,619	1,140,522
*	BWG Homes ASA	346,255	754,881
	Cermaq ASA	285,677	4,332,945
#*	Clavis Pharma ASA	139,784	197,298
	Copeinca ASA	99,489	737,802
*	Deep Sea Supply P.L.C.	373,810	672,238
#*	Det Norske Oljeselskap ASA	177,985	2,671,664
*	DNO International ASA	3,907,920	6,597,463
#*	Dockwise, Ltd.	70,575	1,698,622
#*	DOF ASA	186,228	916,928
	Ekornes ASA	112,551	1,898,013
*	Electromagnetic GeoServices ASA	566,149	1,350,708
#*	Eltek ASA	1,292,456	920,280
	EVRY ASA	267,383	422,216
	Farstad Shipping ASA	63,540	1,539,976
#*	Frontline, Ltd.	214,780	717,837
	Ganger Rolf ASA	54,510	1,235,852

17

The Continental Small Company Series
continued

		Shares	Value††
NORWAY — (Continued)
*	Golar LNG, Ltd.	3,283	$120,749
#*	Golden Ocean Group, Ltd.	1,019,402	726,395
*	Grieg Seafood ASA	144,008	321,076
*	Havila Shipping ASA	22,400	98,070
*	Hoegh LNG Holdings, Ltd.	23,442	197,866
*	Hurtigruten ASA	759,030	410,538
*	Intex Resources ASA	45,445	39,157
*	Jason Shipping ASA	5,308	860
*	Kongsberg Automotive Holding ASA	1,784,754	481,036
	Kongsberg Gruppen ASA	9,642	217,012
	Kvaerner ASA	807,447	2,381,650
	Leroey Seafood Group ASA	81,749	1,904,817
*	Morpol ASA	12,028	24,542
*	Natural ASA	476,317	119,672
#*	Nordic Semiconductor ASA	580,280	1,524,661
#*	Norske Skogindustrier ASA Series A	660,997	475,032
	Northern Offshore, Ltd.	350,656	630,791
#*	Norwegian Air Shuttle ASA	130,053	3,399,050
*	Norwegian Energy Co. ASA	809,521	557,678
*	Odfjell ASA Series A	138,810	604,008
	Olav Thon Eiendomsselskap ASA	12,852	2,066,876
#	Opera Software ASA	349,386	2,001,689
#*	Panoro Energy ASA	520,180	253,600
*	PCI Biotech Holding ASA	3,157	17,893
*	Petrolia E & P Holdings	43,750	35,030
#*	Photocure ASA	34,222	235,334
	Pronova BioPharma ASA	717,584	1,592,744
	Prosafe ASA	781,319	6,703,933
*	Q-Free ASA	139,384	481,204
#*	Renewable Energy Corp. ASA	3,941,817	768,246
#*	Salmar ASA	28,597	231,563
*	Scana Industrier ASA	548,479	123,036
#*	Sevan Drilling AS	330,159	235,620
*	Sevan Marine ASA	125,574	459,703
*	Siem Offshore, Inc. ASA	567,901	785,276
	Solstad Offshore ASA	58,780	1,066,457
#*	Songa Offshore SE	845,806	1,145,342
	SpareBank 1 SMN	394,981	2,483,113
*	SpareBank 1 SR Bank ASA	83,353	560,709
	Stolt-Nielsen, Ltd.	46,324	960,020
*	Storebrand ASA	132,651	650,582
	Tomra Systems ASA	669,803	6,094,715
#	TTS Marine ASA	180,762	306,055
	Veidekke ASA	333,849	2,657,217
	Wilh Wilhelmsen ASA	60,770	547,946
	Wilh Wilhelmsen Holding ASA	64,934	1,853,544
TOTAL NORWAY			88,610,099

PORTUGAL — (1.2%)
	Altri SGPS SA	594,472	1,247,241
#*	Banco BPI SA	2,123,556	2,660,660
#*	Banco Comercial Portugues SA	38,839,916	3,860,906
*	Banco Espirito Santo SA	7,130,880	8,481,206
*	BANIF - Banco Internacional do Funchal SA	686,791	130,541
	Corticeira Amorim SGPS SA	207,426	436,699
	Ibersol SGPS SA	20,401	107,236
*	Impresa SGPS SA	306,740	125,514
*	INAPA - Investimentos Participacoes e Gestao SA	232,518	37,405
#	Mota-Engil SGPS SA	359,581	747,433
	Novabase SGPS SA	65,729	198,946
*	ParaRede SGPS SA	65,791	9,532

18

The Continental Small Company Series
continued

		Shares	Value††
PORTUGAL — (Continued)
	Portucel SA	881,646	$2,652,805
	REN - Redes Energeticas Nacionais SGPS SA	832,962	2,267,872
*	SAG GEST - Solucoes Automovel Globais SGPS SA	241,182	102,831
	Sociedade de Investimento e Gestao SGPS SA	315,078	2,370,200
*	Sonae Capital SGPS SA	37,542	6,938
#*	Sonae Industria SGPS SA	443,755	287,787
	Sonae SGPS SA	3,774,580	3,428,605
	Sonaecom SGPS SA	565,634	1,103,077
	Sumol & Compal SA	67,967	99,214
*	Teixeira Duarte SA	734,737	316,092
*	Toyota Caetano Portugal SA	53,308	86,196
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	746,473	2,941,792
TOTAL PORTUGAL			33,706,728

RUSSIA — (0.1%)
*	Alliance Oil Co., Ltd. SDR	318,480	2,615,668
*	Black Earth Farming, Ltd. SDR	51,193	69,984
TOTAL RUSSIA			2,685,652

SPAIN — (4.6%)
#	Abengoa SA	199,714	637,803
#*	Abengoa SA Series B	798,856	2,467,427
*	Acciona SA	19,537	1,459,004
#	Acerinox SA	265,951	2,956,967
*	Adolfo Dominguez SA	19,312	99,796
	Adveo Group International SA	47,385	712,226
#*	Almirall SA	221,590	2,188,729
*	Amper SA	96,925	205,405
	Antena 3 de Television SA	307,606	1,594,721
*	Azkoyen SA	61,293	110,187
*	Banco de Sabadell SA	253,516	663,017
#*	Banco Espanol de Credito SA	30,648	145,249
*	Banco Popular Espanol SA	996,066	778,559
#	Bankinter SA	1,126,294	4,714,395
*	Baron de Ley SA	13,910	824,457
#	Bolsas y Mercados Espanoles SA	307,499	7,535,850
#*	Caja de Ahorros del Mediterraneo SA	116,412	—
#*	Campofrio Food Group SA	95,179	611,378
#*	Cementos Portland Valderrivas SA	45,565	179,334
#	Cie Automotive SA	131,131	901,045
*	Codere SA	73,816	361,957
	Compania Vinicola del Norte de Espana SA	16,119	309,053
	Construcciones y Auxiliar de Ferrocarriles SA	7,820	3,611,332
*	Deoleo SA	1,893,651	690,310
	Dinamia Capital Privado Sociedad de Capital Riesgo SA	20,438	148,857
	Distribuidora Internacional de Alimentacion SA	96,278	615,138
	Duro Felguera SA	276,209	1,758,345
	Ebro Foods SA	373,198	7,409,264
#	Elecnor SA	198,254	2,490,121
	Ence Energia y Celulosa SA	925,182	2,625,441
*	Ercros SA	347,602	184,080
	Faes Farma SA	885,422	1,948,529
*	Fersa Energias Renovables SA	93,691	41,914
	Fluidra SA	51,811	152,104
#	Fomento de Construcciones y Contratas SA	196,344	2,444,948
#	Gamesa Corp Tecnologica SA	1,113,758	2,470,989
*	Grifols SA	882	30,842
#	Grupo Catalana Occidente SA	191,220	3,492,337
#*	Grupo Ezentis SA	1,019,505	212,239
*	Grupo Tavex SA	244,131	67,804
	Iberpapel Gestion SA	25,850	447,129

19

The Continental Small Company Series
continued

		Shares	Value††
SPAIN — (Continued)
#	Indra Sistemas SA	462,730	$6,189,476
#*	Inmobiliaria Colonial SA	108,920	235,126
	Inmobiliaria del Sur SA	2,902	15,823
*	Jazztel P.L.C.	969,815	6,759,592
*	La Seda de Barcelona SA	80,921	100,649
	Laboratorios Farmaceuticos Rovi SA	58,812	413,264
#	Mediaset Espana Comunicacion SA	772,677	5,250,612
	Melia Hotels International SA	232,123	1,787,451
	Miquel y Costas & Miquel SA	36,030	973,721
*	Natra SA	86,085	102,834
*	Natraceutical SA	249,241	42,649
#*	NH Hoteles SA	521,131	1,799,367
*	Nicolas Correa SA	14,074	12,815
	Obrascon Huarte Lain SA	182,042	5,319,329
	Papeles y Cartones de Europa SA	226,938	613,534
#	Pescanova SA	65,593	1,217,348
	Prim SA	39,424	272,890
#*	Promotora de Informaciones SA Series A	1,297,266	407,659
#	Prosegur Cia de Seguridad SA	875,740	5,149,995
*	Realia Business SA	297,777	292,705
#*	Sacyr Vallehermoso SA	689,900	1,531,231
*	Service Point Solutions SA	342,289	55,848
*	Sociedad Nacional Industrias Aplicaciones Celulosa Espanola SA	227,522	191,359
*	Solaria Energia y Medio Ambiente SA	98,171	91,289
	Tecnicas Reunidas SA	129,933	6,085,955
	Telecomunicaciones y Energia SA	146,125	207,863
#*	Tubacex SA	460,618	1,212,671
	Tubos Reunidos SA	469,007	1,123,766
	Vidrala SA	74,508	2,061,159
#	Viscofan SA	203,299	11,515,414
*	Vocento SA	196,990	267,473
*	Vueling Airlines SA	72,219	697,666
#*	Zeltia SA	830,418	1,347,720
TOTAL SPAIN			123,644,535

SWEDEN — (9.2%)
	Aarhuskarlshamn AB	111,342	4,737,721
	Acando AB	282,290	662,799
*	Active Biotech AB	179,412	1,514,153
	AddNode Group AB	22,291	125,214
#	AddTech AB Series B	77,394	2,222,095
*	Aerocrine AB Series B	11,711	25,055
	AF AB Series B	129,635	3,109,724
*	Anoto Group AB	80,683	20,640
	AQ Group AB	26,029	176,911
*	Arise Windpower AB	16,677	62,970
	Atrium Ljungberg AB Series B	31,097	413,501
	Avanza Bank Holding AB	77,172	1,563,003
	Axfood AB	94,702	3,581,646
#	Axis Communications AB	183,851	5,063,748
	B&B Tools AB Series B	97,917	993,220
	BE Group AB	215,340	551,438
#	Beiger Electronics AB	53,856	516,090
	Beijer Alma AB	80,235	1,439,136
*	Betsson AB	136,308	4,217,196
	Bilia AB Series A	113,425	1,635,014
#	BillerudKorsnas AB (7240371)	427,537	4,050,624
#*	BillerudKorsnas AB (B9B9DX2)	213,768	2,005,159
	BioGaia AB Series B	60,050	1,619,765
	Biotage AB	143,915	183,553
#*	Bjorn Borg AB	81,716	440,005

20

The Continental Small Company Series
continued

		Shares	Value††
SWEDEN — (Continued)
*	Bong Ljungdahl AB	24,140	$32,847
*	Boras Waefveri AB Series B	6,564	1,332
	Bure Equity AB	326,825	1,103,784
	Byggmax Group AB	150,938	674,570
	Cantena AB	56,202	544,168
	Castellum AB	732,850	10,445,260
*	Catella AB	214,370	182,753
*	CDON Group AB	153,464	949,826
*	Cision AB	11,445	94,204
#	Clas Ohlson AB Series B	152,790	2,032,532
*	Cloetta AB	59,529	123,813
#	Concentric AB	202,603	1,748,044
	Concordia Maritime AB Series B	78,854	123,719
#	Connecta AB	39,264	286,179
*	Corem Property Group AB Class B	120	371
*	CyberCom Group AB	191,193	44,461
*	Dios Fastigheter AB	1,784	9,612
	DORO AB	94,731	356,426
	Duni AB	140,875	1,284,503
	East Capital Explorer AB	47,726	360,511
	Elekta AB Series B	196,423	3,072,372
#*	Enea AB	63,008	393,793
#*	Eniro AB	420,612	713,242
	Fabege AB	581,336	5,894,123
	Fagerhult AB	18,323	468,613
*	Fastighets AB Balder Series B	279,717	1,613,634
	Fenix Outdoor AB	6,455	175,764
	G & L Beijer AB Series B	59,356	990,683
	Gunnebo AB	190,542	719,627
	Hakon Invest AB	223,343	4,068,486
#	Haldex AB	218,520	1,130,974
	Heba Fastighets AB Series B	43,722	431,103
	Hexpol AB	115,947	6,152,441
*	HIQ International AB	246,152	1,367,141
	HMS Networks AB	7,040	121,399
	Hoganas AB Series B	115,764	4,456,842
	Holmen AB Series B	273,916	8,141,881
	Hufvudstaden AB Series A	189,483	2,399,751
	Husqvarna AB Series A	37,223	225,290
	Husqvarna AB Series B	1,434,072	8,703,415
	Industrial & Financial Systems AB Series B	89,522	1,426,311
#	Indutrade AB	54,779	1,661,908
	Intrum Justitia AB	288,224	4,318,640
#	JM AB	372,482	6,680,504
#*	KappAhl AB	1,460,468	977,099
*	Karo Bio AB	505,337	27,159
	Klovern AB	387,861	1,531,686
	KNOW IT AB	75,523	540,149
	Kungsleden AB	621,807	3,414,967
	Lagercrantz Group AB Series B	76,298	831,414
	Lindab International AB	330,563	2,185,536
	Loomis AB Series B	318,925	5,131,696
	Meda AB Series A	857,997	8,844,777
#*	Medivir AB Series B	125,734	1,346,266
	Mekonomen AB	93,177	2,967,410
*	Micronic Mydata AB	390,070	615,327
	Modern Times Group AB Series B	11,301	396,057
	MQ Holding AB	37,437	99,080
	NCC AB Series A	22,771	476,745
	NCC AB Series B	364,909	7,672,164
	Nederman Holding AB	3,537	74,719

21

The Continental Small Company Series
continued

		Shares	Value††
SWEDEN — (Continued)
*	Net Entertainment NE AB Series B	132,617	$1,634,078
#*	Net Insight AB Series B	1,189,130	286,115
#	New Wave Group AB Series B	197,176	763,686
#	NIBE Industrier AB Series B	344,688	4,989,019
#*	Nobia AB	666,139	2,724,302
	Nolato AB Series B	88,207	1,066,526
#*	Nordic Mines AB	177,844	53,610
	Nordnet AB Series B	385,945	1,000,838
	OEM International AB Series B	45,688	471,437
#*	Orexo AB	76,505	585,348
	Oriflame Cosmetics SA SDR	73,169	2,340,192
*	PA Resources AB	2,515,097	77,350
*	Partnertech AB	26,377	85,149
#	Peab AB Series B	714,633	3,416,519
	Poolia AB Series B	26,050	43,034
#	Pricer AB Series B	452,718	618,992
	ProAct IT Group AB	31,571	499,304
#	Probi AB	28,553	195,622
	Proffice AB Series B	261,425	901,188
*	RaySearch Laboratories AB	71,767	230,020
	Readsoft AB Series B	87,941	294,417
*	Rederi AB Transatlantic	112,133	86,642
*	Rezidor Hotel Group AB	347,496	1,241,149
*	RNB Retail & Brands AB	411,548	89,745
#	Rottneros AB	207,512	64,183
	Saab AB Series B	253,955	5,289,503
	Sagax AB	3,119	90,406
#*	SAS AB	581,421	705,461
*	Sectra AB	22,873	153,001
	Securitas AB Series B	1,133,353	9,935,747
*	Semcon AB	63,596	472,512
	Sigma AB Series B	20,898	15,239
	Sintercast AB	13,048	88,290
	Skistar AB	97,008	1,281,018
#	SSAB AB Series A	824,806	7,266,918
	SSAB AB Series B	317,495	2,374,672
	Studsvik AB	18,826	86,173
	Sweco AB Series B	187,009	2,100,780
*	Swedish Orphan Biovitrum AB	597,701	3,382,445
	Swedol AB Class B	29,796	116,652
	Systemair AB	18,463	247,396
#	TradeDoubler AB	181,607	349,633
#*	Transmode Holding AB	13,447	150,252
	Trelleborg AB Series B	999,202	12,496,345
	Unibet Group P.L.C. SDR	132,830	4,252,519
	Uniflex AB Series B	17,950	91,158
	VBG AB Series B	137	1,922
	Vitrolife AB	60,303	373,617
	Wallenstam AB Series B	398,541	4,890,326
	Wihlborgs Fastigheter AB	288,443	4,514,455
*	Xvivo Perfusion AB	60,303	187,312
TOTAL SWEDEN			248,461,700

SWITZERLAND — (12.1%)
	Acino Holding AG	15,747	1,898,182
*	Addex Pharmaceuticals, Ltd.	464	4,896
*	Advanced Digital Broadcast Holdings SA	2,024	28,424
*	AFG Arbonia-Forster Holding AG	49,390	1,254,066
	Allreal Holding AG	44,115	6,807,570
	ALSO-Actebis Holding AG	16,195	817,957
	AMS AG	35,754	3,850,512

22

The Continental Small Company Series
continued

		Shares	Value††
SWITZERLAND — (Continued)
	APG SGA SA	6,041	$1,307,774
	Aryzta AG	126,751	6,522,026
	Ascom Holding AG	160,822	1,558,980
*	Autoneum Holding AG	15,956	777,690
#	Bachem Holdings AG	24,136	962,639
	Baloise Holding AG	13,573	1,172,338
	Bank Coop AG	31,671	1,875,180
	Banque Cantonale de Geneve SA	4,021	910,271
	Banque Cantonale du Jura SA	4,442	305,393
	Banque Cantonale Vaudoise AG	4,230	2,252,773
	Banque Privee Edmond de Rothschild SA	157	3,134,068
	Barry Callebaut AG	1,918	1,855,549
*	Basilea Pharmaceutica AG	19,266	943,392
#	Basler Kantonalbank AG	585	63,515
	Belimo Holdings AG	1,851	3,556,644
	Bell AG	186	408,587
	Bellevue Group AG	27,519	276,340
#	Berner Kantonalbank AG	23,232	6,450,546
	BKW AG	27,539	945,814
*	Bobst Group AG	39,810	1,140,522
	Bossard Holding AG	9,964	1,459,465
	Bucher Industries AG	33,342	6,596,112
	Burckhardt Compression Holding AG	9,474	3,113,174
	Burkhalter Holding AG	1,246	433,095
	Calida Holding AG	5,995	167,133
	Carlo Gavazzi Holding AG	1,069	227,451
	Centralschweizerische Kraftwerke AG	122	44,250
*	Cham Paper Holding AG	791	135,896
#*	Charles Voegele Holding AG	32,044	580,346
*	Cicor Technologies	4,889	155,921
	Cie Financiere Tradition SA	8,027	441,591
#	Clariant AG	1,021,075	13,927,185
	Coltene Holding AG	16,008	539,020
	Conzzeta AG	1,345	2,435,316
*	Cosmo Pharmaceuticals SpA	1,287	43,655
	Daetwyler Holding AG	29,754	2,810,255
*	Dufry AG	77,241	10,213,734
#	EFG International AG	205,905	1,988,153
*	ELMA Electronic AG	440	195,899
	Emmi AG	13,244	3,323,075
	EMS-Chemie Holding AG	16,720	3,941,809
	Energiedienst Holding AG	71,249	3,078,602
	Flughafen Zuerich AG	15,104	6,993,706
	Forbo Holding AG	6,494	4,166,777
	Galenica Holding AG	18,828	10,942,953
*	GAM Holding AG	786,581	10,702,956
	Gategroup Holding AG	88,404	2,331,289
	George Fisher AG	16,141	6,522,689
	Gurit Holding AG	1,799	718,326
	Helvetia Holding AG	22,896	8,733,028
	Huber & Suhner AG	37,530	1,792,113
	Implenia AG	65,242	2,854,904
	Inficon Holding AG	6,227	1,496,049
	Interroll Holding AG	2,404	875,665
	Intershop Holding AG	4,933	1,747,100
	Jungfraubahn Holding AG	1,336	92,160
	Kaba Holding AG	11,858	5,031,646
*	Kardex AG	21,055	562,258
	Komax Holding AG	11,434	893,756
	Kudelski SA	173,269	1,810,855
*	Kuoni Reisen Holding AG Series B	14,420	4,336,819

23

The Continental Small Company Series
continued

		Shares	Value††
SWITZERLAND — (Continued)
	LEM Holding SA	3,667	$2,026,452
	Liechtensteinische Landesbank AG	11,378	360,651
*	LifeWatch AG	50,096	406,827
#	Logitech International SA	676,961	5,197,030
	Lonza Group AG	218,447	11,836,809
	Luzerner Kantonalbank AG	17,399	6,372,677
*	MCH Group AG	116	6,966
#	Metall Zug AG	400	844,510
#*	Meyer Burger Technology AG	222,481	1,668,695
	Micronas Semiconductor Holding AG	155,041	1,408,890
	Mikron Holding AG	585	3,200
	Mobilezone Holding AG	138,514	1,467,515
	Mobimo Holding AG	25,751	6,179,779
*	Myriad Group AG	62,707	165,488
#	Nobel Biocare Holding AG	478,680	4,070,286
*	OC Oerlikon Corp. AG	637,624	7,261,485
*	Orascom Development Holding AG	12,879	179,125
	Orell Fuessli Holding AG	4,930	498,891
	Orior AG	15,275	855,709
	Panalpina Welttransport Holding AG	43,594	4,440,840
*	Parco Industriale e Immobiliare SA	600	2,296
	Phoenix Mecano AG	3,100	1,458,230
	PSP Swiss Property AG	148,327	14,039,021
	PubliGroupe SA	4,569	716,339
	Rieters Holdings AG	15,956	2,798,392
	Romande Energie Holding SA	2,714	3,156,273
	Schaffner Holding AG	2,066	520,747
#	Schmolz & Bickenbach AG	139,656	440,227
	Schweiter Technologies AG	4,424	2,546,889
	Schweizerische National-Versicherungs-Gesellschaft AG	56,056	2,483,289
	Siegfried Holding AG	13,144	1,642,047
	Societa Elettrica Sopracenerina SA	2,340	468,776
	St. Galler Kantonalbank AG	10,021	4,105,475
#	Straumann Holding AG	24,168	2,967,735
	Sulzer AG	22,245	3,415,638
	Swiss Life Holding AG	102,976	13,744,852
	Swisslog Holding AG	1,010,299	1,303,542
	Swissquote Group Holding SA	47,450	1,494,465
	Tamedia AG	14,891	1,673,657
	Tecan Group AG	37,714	3,137,460
*	Temenos Group AG	152,647	2,682,346
*	Tornos Holding AG	38,028	239,656
	U-Blox AG	19,368	830,926
*	Valartis Group AG	936	20,445
	Valiant Holding AG	47,292	4,501,323
	Valora Holding AG	12,202	2,469,010
	Vaudoise Assurances Holding SA	3,826	1,227,506
	Verwaltungs und Privat-Bank AG	8,823	624,528
	Vetropack Holding AG	534	984,528
	Villars Holding SA	150	79,982
#*	Von Roll Holding AG	193,633	431,691
	Vontobel Holdings AG	121,104	3,741,213
	VZ Holding AG	801	101,424
	Walliser Kantonalbank AG	1,416	1,352,681
*	Walter Meier AG	4,738	4,299
	WMH Walter Meier Holding AG	4,738	1,229,229
	Ypsomed Holdings AG	7,831	481,961
	Zehnder Group AG	39,704	1,919,910
*	Zueblin Immobilien Holding AG	261,040	768,768
*	Zug Estates Holding AG Class B	277	362,929

24

The Continental Small Company Series
continued

	Shares	Value††
SWITZERLAND — (Continued)
Zuger Kantonalbank AG	623	$3,270,276
TOTAL SWITZERLAND		324,229,640

UNITED KINGDOM — (0.1%)
United Drug P.L.C.	826,323	3,739,755
UNITED STATES — (0.0%)
* Prothena Corp. P.L.C.	900	6,599
TOTAL COMMON STOCKS		2,380,219,508
RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
* Agfa-Gevaert NV STRIP VVPR	122,950	162
* Deceuninck NV STRIP VVPR	247,412	327
* Nyrstar NV STRIP VVPR	178,031	235
* RealDolmen NV STRIP VVPR (5640683)	20	—
* RealDolmen NV STRIP VVPR (B3B08L5)	6,067	8
* SAPEC SA STRIP VVPR	75	69
* Tessenderlo Chemie NV STRIP VVPR	9,955	105
* Zenitel NV STRIP VVPR	8,654	11
TOTAL BELGIUM		917

ITALY — (0.0%)
#* Seat Pagine Gialle SpA Warrants 08/31/14	2,988,837	5,263

SPAIN — (0.0%)
* Faes Farma SA Rights 01/09/13	885,422	39,736
* Grifols SA Rights 12/25/12	1,193	1,414
TOTAL SPAIN		41,150

SWEDEN — (0.0%)
* East Capital Explorer AB Rights 01/14/13	47,726	10,054
* Nordic Mines AB Rights 01/17/13	533,532	71,377
TOTAL SWEDEN		81,431
TOTAL RIGHTS/WARRANTS		128,761

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (11.5%)
§@ DFA Short Term Investment Fund	26,361,279	$305,000,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.25%, 01/02/13 (Collateralized
by U.S. Treasury Note 1.250%, 12/31/19, valued at $3,023,811) to be repurchased at
$2,964,561	$2,965	2,964,520
TOTAL SECURITIES LENDING COLLATERAL		307,964,520

TOTAL INVESTMENTS — (100.0%)
(Cost $2,587,977,461)^		$2,688,312,789
____________________

^       The cost for federal income tax purposes is $2,590,136,296.

25

The Continental Small Company Series
continued

Summary of the Portfolio’s investments as of December 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$62,623,452	—	$62,623,452
Belgium	—	83,450,079	—	83,450,079
Denmark	—	88,641,072	—	88,641,072
Finland	—	164,374,742	—	164,374,742
France	—	261,672,856	—	261,672,856
Germany	—	343,924,447	—	343,924,447
Greece	—	57,959,600	—	57,959,600
Ireland	—	74,332,408	—	74,332,408
Israel	$853,807	68,827,939	—	69,681,746
Italy	—	207,130,673	—	207,130,673
Netherlands	—	141,343,725	—	141,343,725
Norway	120,749	88,489,350	—	88,610,099
Portugal	—	33,706,728	—	33,706,728
Russia	—	2,685,652	—	2,685,652
Spain	—	123,644,535	—	123,644,535
Sweden	—	248,461,700	—	248,461,700
Switzerland	—	324,229,640	—	324,229,640
United Kingdom	—	3,739,755	—	3,739,755
United States	6,599	—	—	6,599
Rights/Warrants
Belgium	—	917	—	917
Italy	—	5,263	—	5,263
Spain	—	41,150	—	41,150
Sweden	—	81,431	—	81,431
Securities Lending Collateral	—	307,964,520	—	307,964,520
TOTAL	$981,155	$2,687,331,634	—	$2,688,312,789

See accompanying Notes to Financial Statements.
26

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2012
(Unaudited)

		Shares	Value††
COMMON STOCKS — (75.5%)
Consumer Discretionary — (7.3%)
	AlarmForce Industries, Inc.	4,310	$50,869
	Astral Media, Inc. Class A	62,911	2,923,872
	AutoCanada, Inc.	35,845	553,152
#*	Ballard Power Systems, Inc.	559,352	343,023
*	Bauer Performance Sports, Ltd.	3,900	41,521
	BMTC Group, Inc. Class A	16,981	247,536
	Brick, Ltd. (The)	203,490	1,096,518
*	Brookfield Residential Properties, Inc.	22,148	393,886
#	Cineplex, Inc.	241,959	7,742,591
#*	Coastal Contacts, Inc.	106,572	642,842
	Cogeco Cable, Inc.	61,264	2,343,516
	Cogeco, Inc.	10,755	365,240
#	Corus Entertainment, Inc. Class B	306,018	7,562,001
*	DHX Media, Ltd.	46,826	81,911
	Dorel Industries, Inc. Class B	111,100	4,015,326
	easyhome, Ltd.	3,600	32,645
#	Gamehost, Inc.	13,578	173,359
	Glacier Media, Inc.	137,300	241,555
	Glentel, Inc.	65,122	1,178,442
*	Great Canadian Gaming Corp.	293,000	2,813,059
#*	Imax Corp.	260,537	5,848,790
	Indigo Books & Music, Inc.	746	8,010
*	Le Chateau, Inc. Class A	59,800	220,034
	Leon’s Furniture, Ltd.	143,275	1,871,059
	Linamar Corp.	202,280	4,717,901
*	Martinrea International, Inc.	318,256	2,479,626
*	MEGA Brands, Inc.	52,171	516,098
#*	Mood Media Corp.	209,374	393,616
	MTY Food Group, Inc.	3,700	82,764
	Quebecor, Inc. Class B	71,602	2,783,602
	Reitmans Canada, Ltd.	14,756	172,527
	Reitmans Canada, Ltd. Class A	204,000	2,471,298
#	RONA, Inc.	677,175	7,263,956
#*	Sears Canada, Inc.	8,849	89,406
	Torstar Corp. Class B	248,810	1,953,560
*	TVA Group, Inc. Class B	7,000	59,747
#	Uni-Select, Inc.	66,381	1,577,608
#	Whistler Blackcomb Holdings, Inc.	30,645	378,942
Total Consumer Discretionary			65,731,408

Consumer Staples — (2.7%)
#	Alliance Grain Traders, Inc.	73,950	970,933
	Andrew Peller, Ltd. Class A	400	4,062
*	Atrium Innovations, Inc.	130,236	1,564,613
	Canada Bread Co., Ltd.	13,321	671,876
	Colabor Group, Inc.	81,751	636,124
	Corby Distilleries, Ltd. Class A	70,235	1,249,783
	Cott Corp.	473,596	3,808,955
	High Liner Foods, Inc.	8,197	259,828
	Liquor Stores N.A., Ltd.	90,617	1,690,813
	Maple Leaf Foods, Inc.	387,979	4,668,854
	North West Co., Inc. (The)	193,973	4,366,196
#	Premium Brands Holdings Corp.	88,843	1,531,776
	Rogers Sugar, Inc.	268,380	1,616,162
*	SunOpta, Inc.	212,694	1,197,433
*	Sun-Rype Products, Ltd.	100	590
Total Consumer Staples			24,237,998

1

The Canadian Small Company Series
continued

		Shares	Value††
Energy — (19.0%)
*	Advantage Oil & Gas, Ltd.	1,098,231	$3,533,064
	Akita Drilling, Ltd. Class A	42,000	443,350
#*	Anderson Energy, Ltd.	722,895	170,786
*	Angle Energy, Inc.	350,368	1,257,478
#*	Antrim Energy, Inc.	732,618	382,991
*	Arsenal Energy, Inc.	542,150	288,871
#	AvenEx Energy Corp.	203,616	542,457
#*	Bankers Petroleum, Ltd.	947,749	3,058,484
*	Bellatrix Exploration, Ltd.	573,351	2,461,253
*	Bengal Energy, Ltd.	600	338
#*	Birchcliff Energy, Ltd.	384,649	2,884,771
#*	BlackPearl Resources, Inc.	1,165,485	3,550,236
#*	BNK Petroleum, Inc.	290,319	145,933
#	Bonterra Energy Corp.	61,962	2,843,014
*	C&C Energia, Ltd.	92,605	884,435
#	Calfrac Well Services, Ltd.	138,582	3,489,976
*	Calmena Energy Services, Inc.	119,771	17,459
#*	Calvalley Petroleums, Inc. Class A	348,139	629,989
#*	Canacol Energy, Ltd.	126,242	404,856
#	Canadian Energy Services & Technology Corp.	179,083	1,908,394
	CanElson Drilling, Inc.	29,454	144,501
#	Canyon Services Group, Inc.	206,470	2,355,921
#	Cathedral Energy Services, Ltd.	149,851	881,299
*	Celtic Exploration, Ltd.	323,700	8,555,417
#*	Cequence Energy, Ltd.	605,749	876,926
*	Chinook Energy, Inc.	140,019	202,702
*	Connacher Oil & Gas, Ltd.	2,187,935	395,927
#*	Corridor Resources, Inc.	367,780	262,515
#*	Crew Energy, Inc.	424,369	2,768,830
*	Crocotta Energy, Inc.	223,920	675,339
#*	DeeThree Exploration, Ltd.	314,494	2,058,265
#*	Delphi Energy Corp.	596,404	683,523
#*	Denison Mines Corp.	2,168,583	2,681,569
#	Enbridge Income Fund Holdings, Inc.	133,783	3,245,384
#	Enerflex, Ltd.	279,959	3,371,779
	Ensign Energy Services, Inc.	171,964	2,657,170
#*	Epsilon Energy, Ltd.	222,758	855,470
*	Equal Energy, Ltd.	145,841	451,584
	Essential Energy Services, Ltd.	541,273	1,142,730
#*	Fairborne Energy, Ltd.	544,251	766,011
#*	Forsys Metals Corp.	109,974	88,448
*	Gran Tierra Energy, Inc.	1,065,607	5,892,066
#*	Ithaca Energy, Inc.	988,654	1,977,904
#*	Ivanhoe Energy, Inc.	1,018,248	726,808
*	Laramide Resources, Ltd.	20,368	16,791
*	Legacy Oil & Gas, Inc.	530,751	3,660,352
*	Long Run Exploration, Ltd.	481,656	2,372,690
*	Mega Uranium, Ltd.	796,410	96,078
*	MGM Energy Corp.	19,000	4,775
	Mullen Group, Ltd.	318,728	6,696,909
#	Niko Resources, Ltd.	137,364	1,470,721
#*	North American Energy Partners, Inc.	60,356	201,450
*	Nuvista Energy, Ltd.	499,247	2,946,195
#*	Pace Oil & Gas, Ltd.	211,668	700,098
*	Paramount Resources, Ltd. Class A	27,330	879,220
*	Parex Resources, Inc.	250,418	1,460,163
#	Parkland Fuel Corp.	265,671	5,055,949
	Pason Systems, Inc.	259,107	4,467,362
	Pembina Pipeline Corp.	—	14
	Pengrowth Energy Corp.	4,242	21,110
#*	Perpetual Energy, Inc.	395,093	456,778
2

The Canadian Small Company Series
continued

		Shares	Value††
Energy — (Continued)
#	PetroBakken Energy, Ltd. Class A	186,105	$1,917,740
#*	Petrobank Energy & Resources, Ltd.	425,702	5,306,831
#	Petrominerales, Ltd.	366,131	3,165,504
#	Peyto Exploration & Development Corp.	80,520	1,861,027
#	PHX Energy Services Corp.	75,422	695,305
*	Pine Cliff Energy, Ltd.	63,810	56,452
#	Poseidon Concepts Corp.	165,977	233,606
	Pulse Seismic, Inc.	271,180	741,540
#*	Questerre Energy Corp. Class A	745,460	524,602
*	RMP Energy, Inc.	542,736	1,636,883
*	Rock Energy, Inc.	114,652	126,789
#	Savanna Energy Services Corp.	398,137	2,873,855
#*	Secure Energy Services, Inc.	290,212	2,894,243
	ShawCor, Ltd. Class A	154,796	6,067,655
*	Sonde Resources Corp.	85,873	140,719
#*	Southern Pacific Resource Corp.	1,650,425	2,140,392
#*	SouthGobi Resources, Ltd.	455,682	939,125
*	Sprott Resource Corp.	456,426	1,996,032
	Strad Energy Services, Ltd.	10,500	42,118
*	Surge Energy, Inc.	239,278	1,323,041
*	TAG Oil, Ltd.	104,722	600,096
#*	Tethys Petroleum, Ltd.	384,489	201,000
#	TORC Oil & Gas, Ltd.	231,935	540,956
	Total Energy Services, Inc.	125,773	1,895,383
*	TransGlobe Energy Corp.	286,808	2,690,177
#	Trican Well Service, Ltd.	585,043	7,716,662
	Trinidad Drilling, Ltd.	506,051	3,500,182
#*	Tuscany International Drilling, Inc.	275,042	63,597
	Twin Butte Energy, Ltd.	881,866	2,287,337
*	UEX Corp.	608,088	360,684
#*	Uranium One, Inc.	1,029,719	2,432,733
#*	Ur-Energy, Inc.	309,416	258,184
#	Veresen, Inc.	278,043	3,306,775
	Western Energy Services Corp.	31,287	222,692
#*	Whitecap Resources, Inc.	490,635	4,266,606
#*	Winstar Resources, Ltd.	78,401	228,574
*	Xtreme Drilling & Coil Services Corp.	128,043	213,684
#	Zargon Oil & Gas, Ltd.	110,225	928,607
	ZCL Composite, Inc.	96,000	496,069
Total Energy			170,016,335

Financials — (6.2%)
#	AGF Management, Ltd. Class B	334,079	3,331,722
	Alaris Royalty Corp.	15,133	360,715
	Altus Group, Ltd.	48,622	403,758
#	Brookfield Real Estate Services, Inc.	8,075	102,449
#	Canaccord Financial, Inc.	333,881	2,248,922
#	Canadian Western Bank	271,572	7,764,660
#	Cash Store Financial Services, Inc. (The)	51,170	184,165
	Clairvest Group, Inc.	1,900	38,097
#	Davis + Henderson Corp.	239,699	5,195,446
*	EGI Financial Holdings, Inc.	14,650	138,444
	E-L Financial Corp., Ltd.	1,343	587,318
	Equitable Group, Inc.	52,295	1,716,529
*	Equity Financial Holdings, Inc.	800	6,434
	Fiera Capital Corp.	36,300	271,876
	Firm Capital Mortgage Investment Corp.	2,494	34,124
	First National Financial Corp.	14,948	282,520
*	FirstService Corp.	135,548	3,826,468
#*	Genesis Land Development Corp.	71,117	233,077
	Genworth MI Canada, Inc.	149,254	3,389,613

3

The Canadian Small Company Series
continued

		Shares	Value††
Financials — (Continued)
	Gluskin Sheff & Associates, Inc.	63,507	$955,765
#	GMP Capital, Inc.	275,024	1,617,463
	Granite Real Estate, Inc.	122,565	4,652,714
	Guardian Capital Group, Ltd. Class A	11,327	119,681
#	Home Capital Group, Inc.	120,600	7,161,800
#	Killam Properties, Inc.	210,366	2,641,471
*	Kingsway Financial Services, Inc.	46,281	176,806
	Laurentian Bank of Canada	112,197	4,990,043
#*	Mainstreet Equity Corp.	13,994	468,765
	Melcor Developments, Ltd.	12,681	200,790
*	Pacific & Western Credit Corp.	8,800	12,474
#	Sprott Resource Lending Corp.	750,703	1,162,242
#	Sprott, Inc.	248,356	988,730
Total Financials			55,265,081

Health Care — (1.8%)
	Amica Mature Lifestyles, Inc.	7,203	66,259
*	Bioniche Life Sciences, Inc.	41,500	13,351
#*	Burcon NutraScience Corp.	47,138	219,412
*	Cangene Corp.	140,432	261,183
#	CML HealthCare, Inc.	360,097	2,403,784
	Extendicare, Inc.	250,400	1,925,767
*	Helix BioPharma Corp.	1,954	2,220
*	IMRIS, Inc.	86,179	317,096
#	Leisureworld Senior Care Corp.	132,532	1,672,139
#	Medical Facilities Corp.	22,460	312,503
#	Nordion, Inc.	464,108	3,023,444
*	Oncolytics Biotech, Inc.	127,075	509,731
*	Paladin Labs, Inc.	52,575	2,205,116
*	Patheon, Inc.	19,756	66,337
*	ProMetic Life Sciences, Inc.	247,137	70,809
*	QLT, Inc.	226,610	1,776,976
#*	Resverlogix Corp.	111,820	179,865
*	Theratechnologies, Inc.	213,101	67,484
*	Transition Therapeutics, Inc.	50,610	111,935
*	TSO3, Inc.	167,645	133,145
#*	YM Biosciences, Inc.	375,008	1,070,697
Total Health Care			16,409,253

Industrials — (9.2%)
	Aecon Group, Inc.	278,767	2,984,687
#	AG Growth International, Inc.	69,332	2,185,836
*	Air Canada Class A	313,328	554,396
	Algoma Central Corp.	26,690	378,871
*	Armtec Infrastructure, Inc.	48,017	111,028
*	ATS Automation Tooling System, Inc.	370,020	3,269,806
	Badger Daylighting, Ltd.	14,096	437,320
#	Bird Construction, Inc.	104,028	1,382,578
#	Black Diamond Group, Ltd.	131,691	2,654,473
	CanWel Building Materials Group, Ltd.	104,497	267,887
	Cervus Equipment Corp.	2,880	54,259
	Chorus Aviation, Inc.	7,593	29,465
#	Churchill Corp. Class A (The)	91,759	802,557
	Clarke, Inc.	44,894	215,285
	Contrans Group, Inc. Class A	92,385	928,772
	DirectCash Payments, Inc.	30,998	728,595
#	Exchange Income Corp.	38,940	1,009,222
	Exco Technologies, Ltd.	35,400	219,582
	Genivar, Inc.	164,050	3,265,497
*	GLV, Inc. Class A	86,250	171,685
*	Heroux-Devtek, Inc.	109,847	978,430

4

The Canadian Small Company Series
continued

		Shares	Value††
Industrials — (Continued)
	HNZ Group, Inc.	23,888	$518,730
	Horizon North Logistics, Inc.	330,070	2,279,663
	IBI Group, Inc.	32,601	211,397
	K-Bro Linen, Inc.	12,126	351,821
#	Morneau Shepell, Inc.	136,192	1,738,854
	New Flyer Industries, Inc.	21,834	188,992
	Newalta Corp.	166,722	2,597,960
	Richelieu Hardware, Ltd.	64,293	2,388,284
#	Ritchie Brothers Auctioneers, Inc.	244,637	5,103,265
	Rocky Mountain Dealerships, Inc.	57,441	687,190
#	Russel Metals, Inc.	246,300	6,836,577
	Stantec, Inc.	182,098	7,276,963
#	Student Transportation, Inc.	318,114	1,960,429
#	Superior Plus Corp.	559,647	5,761,320
	Toromont Industries, Ltd.	211,911	4,495,146
	Transcontinental, Inc. Class A	287,702	3,224,970
	TransForce, Inc.	314,697	6,283,183
	Vicwest, Inc.	33,393	421,315
#	Wajax Corp.	67,648	2,770,664
	WaterFurnace Renewable Energy, Inc.	34,316	498,163
	Westjet Airlines, Ltd.	320	6,350
#*	Westport Innovations, Inc.	158,805	4,202,018
Total Industrials			82,433,485

Information Technology — (4.1%)
#*	5N Plus, Inc.	194,548	524,167
	Aastra Technologies, Ltd.	32,728	545,192
*	Absolute Software Corp.	175,557	900,111
	Calian Technologies, Ltd.	17,882	376,624
*	Celestica, Inc.	874,907	7,098,120
*	COM DEV International, Ltd.	328,153	1,049,087
	Computer Modelling Group, Ltd.	127,087	2,723,932
	Constellation Software, Inc.	25,319	3,054,214
*	Descartes Systems Group, Inc. (The)	250,048	2,327,782
#*	DragonWave, Inc.	159,183	508,899
	Enghouse Systems, Ltd.	52,143	917,365
	Evertz Technologies, Ltd.	133,981	2,136,261
*	EXFO, Inc.	101,377	544,238
*	Hemisphere GPS, Inc.	20,300	14,898
	MacDonald Dettweiler & Associates, Ltd.	128,853	7,249,034
	Mediagrif Interactive Technologies, Inc.	7,276	140,736
*	Points International, Ltd.	43,356	479,457
*	Pure Technologies, Ltd.	8,034	37,073
*	Redknee Solutions, Inc.	127,436	266,479
#*	Sandvine Corp.	601,476	798,179
*	Sierra Wireless, Inc.	129,764	1,033,207
*	Smart Technologies, Inc. Class A	13,981	21,645
	Softchoice Corp.	25,431	305,264
*	Vecima Network, Inc.	21,676	109,611
	Wi-Lan, Inc.	765,533	3,486,342
*	Wireless Matrix Corp.	111,939	59,644
Total Information Technology			36,707,561

Materials — (21.8%)
	Aberdeen International, Inc.	122,333	39,970
#*	Ainsworth Lumber Co., Ltd.	276,460	750,419
#*	Alacer Gold Corp.	650,319	3,399,677
#	Alamos Gold, Inc.	382,920	6,717,557
#*	Alexco Resource Corp.	272,868	976,586
#*	Almaden Minerals, Ltd.	98,343	314,397
#*	Altius Minerals Corp.	112,600	1,100,304

5

The Canadian Small Company Series
continued

		Shares	Value††
Materials — (Continued)
	Amerigo Resources, Ltd.	522,854	$299,615
#*	Argonaut Gold, Inc.	368,728	3,510,460
#*	Atna Resource, Ltd.	522,577	572,644
#*	Augusta Resource Corp.	308,545	753,759
#*	Aura Minerals, Inc.	530,169	165,228
#*	AuRico Gold, Inc.	892,052	7,344,834
#*	Aurizon Mines, Ltd.	694,168	2,393,683
#*	Avalon Rare Metals, Inc.	352,025	491,922
#*	B2Gold Corp.	1,401,050	5,014,314
#*	Brigus Gold Corp.	894,312	836,142
*	Canada Lithium Corp.	866,292	574,799
*	Canadian Zinc Corp.	16,925	6,551
*	Canam Group, Inc. Class A	194,100	1,166,903
	Canexus Corp.	434,301	3,702,496
*	Canfor Corp.	411,155	6,853,272
#	Canfor Pulp Products, Inc.	202,846	2,084,132
#*	Capstone Mining Corp.	1,227,437	2,973,885
*	Cardero Resource Corp.	319,643	134,965
*	Carpathian Gold, Inc.	587,371	186,008
	Cascades, Inc.	489,976	2,019,606
#	CCL Industries, Inc. Class B	107,585	4,649,723
#*	China Gold International Resources Corp., Ltd.	722,757	2,477,733
#*	Claude Resources, Inc.	934,700	516,824
*	Cline Mining Corp.	285,100	17,197
*	Colossus Minerals, Inc.	45,928	212,856
#*	Copper Mountain Mining Corp.	609,345	2,407,486
#*	Duluth Metals, Ltd.	388,214	963,998
#*	Dundee Precious Metals, Inc.	410,967	3,499,438
*	Dynasty Metals & Mining, Inc.	108,369	190,656
#*	Eastern Platinum, Ltd.	3,177,460	527,074
*	Eastmain Resources, Inc.	274,250	206,783
#*	Eco Oro Minerals Corp.	261,445	189,243
*	EcoSynthetix, Inc.	1,500	5,203
*	Elgin Mining, Inc.	4,362	3,201
#*	Endeavour Mining Corp.	1,378,843	2,869,414
*	Endeavour Silver Corp.	389,940	3,073,419
#*	Energy Fuels, Inc.	2,398,488	421,972
#*	Entree Gold, Inc.	286,898	129,792
#*	Excellon Resources, Inc.	918,400	517,044
#*	Exeter Resource Corp.	70,137	86,023
*	First Majestic Silver Corp.	431,070	8,693,344
*	Formation Metals, Inc.	69,581	16,788
*	Fortress Paper, Ltd. Class A	69,284	560,708
#*	Fortuna Silver Mines, Inc.	658,170	2,745,959
*	Fortune Minerals, Ltd.	214,672	107,908
#*	Golden Star Resources, Ltd.	1,137,694	2,127,386
#*	Goldgroup Mining, Inc.	112,715	42,493
*	Great Basin Gold, Ltd.	1,537,875	123,686
#*	Great Panther Silver, Ltd.	708,280	1,096,563
#*	Guyana Goldfields, Inc.	390,559	1,228,963
*	Hanfeng Evergreen, Inc.	45,837	72,348
*	Harry Winston Diamond Corp.	284,763	4,002,198
#*	High River Gold Mines, Ltd.	600,542	833,164
	HudBay Minerals, Inc.	734,374	7,397,635
*	Imperial Metals Corp.	181,428	2,206,976
*	International Forest Products, Ltd. Class A	230,847	1,854,295
#*	International Minerals Corp.	76,000	307,148
#*	International Tower Hill Mines, Ltd.	220,027	482,215
	Intertape Polymer Group, Inc.	292,929	2,355,918
#*	Jaguar Mining, Inc.	274,437	176,576
*	Katanga Mining, Ltd.	1,007,162	607,517

6

The Canadian Small Company Series
continued

		Shares	Value††
Materials — (Continued)
#*	Keegan Resources, Inc.	271,644	$1,078,711
#*	Kimber Resources, Inc.	21,200	7,673
#*	Kirkland Lake Gold, Inc.	247,980	1,458,413
#*	Labrador Iron Mines Holdings, Ltd.	123,133	136,168
#*	Lake Shore Gold Corp.	1,419,989	1,070,666
#*	MAG Silver Corp.	129,247	1,321,446
#	Major Drilling Group International, Inc.	322,900	3,181,281
*	MBAC Fertilizer Corp.	97,039	345,348
#*	McEwen Mining - Minera Andes Andes Acquisition Corp.	348,364	1,320,330
#*	Mercator Minerals, Ltd.	905,221	445,922
#	Migao Corp.	169,168	253,403
*	Minco Base Metals Corp.	2,780	—
#*	Minco Silver Corp.	125,224	195,131
*	Nautilus Minerals, Inc.	89,354	35,034
#*	Nevada Copper Corp.	160,491	564,711
*	Nevsun Resources, Ltd.	612,087	2,615,230
#*	New Millennium Iron Corp.	53,257	68,532
*	NGEx Resources, Inc.	260,900	891,786
#*	Norbord, Inc.	112,168	3,404,395
#*	North American Palladium, Ltd.	565,789	762,197
#*	Northern Dynasty Minerals, Ltd.	148,624	470,660
#*	NovaGold Resources, Inc.	671,410	3,037,443
*	OceanaGold Corp.	1,151,416	3,299,020
*	Oromin Explorations, Ltd.	168,799	135,759
#*	Orvana Minerals Corp.	302,452	264,535
*	Peregrine Diamonds, Ltd.	51,941	22,715
*	Petaquilla Minerals, Ltd.	528,482	244,397
*	Phoscan Chemical Corp.	432,579	123,942
*	Pilot Gold, Inc.	76,450	163,706
#*	Platinum Group Metals, Ltd.	241,887	196,972
#*	PolyMet Mining Corp.	423,377	387,326
#*	Primero Mining Corp.	274,879	1,768,599
#*	Queenston Mining, Inc.	220,773	1,083,113
#*	Richmont Mines, Inc.	114,244	343,410
#*	Rubicon Minerals Corp.	508,405	1,303,340
*	Sabina Gold & Silver Corp.	383,055	1,020,504
#*	San Gold Corp.	1,018,995	809,295
#*	Scorpio Mining Corp.	928,070	961,005
#*	Seabridge Gold, Inc.	116,848	2,102,724
	SEMAFO, Inc.	978,485	3,364,249
	Sherritt International Corp.	1,571,926	9,086,734
*	Shore Gold, Inc.	291,302	60,035
#*	Silver Standard Resources, Inc.	340,397	5,074,985
*	St. Andrew Goldfields, Ltd.	726,528	357,896
	Stella-Jones, Inc.	33,040	2,545,346
*	Stornoway Diamond Corp.	297,297	206,228
#*	Sulliden Gold Corp., Ltd.	659,525	616,626
#*	Tanzanian Royalty Exploration Corp.	350,339	1,528,573
*	Taseko Mines, Ltd.	838,452	2,554,046
*	Tembec, Inc.	360,559	1,087,440
*	Teranga Gold Corp.	148,466	337,321
#*	Thompson Creek Metals Co., Inc.	650,871	2,695,877
*	Timminco, Ltd.	69,822	69
*	Timmins Gold Corp.	725,550	2,180,954
*	US Silver & Gold, Inc.	52,133	90,147
#*	Veris Gold Corp.	158,868	279,500
*	Virginia Mines, Inc.	90,962	921,782
*	Wesdome Gold Mines, Ltd.	325,464	278,118
#	West Fraser Timber Co., Ltd.	126,174	8,885,582
#*	Western Forest Products, Inc.	306,074	403,093

7

The Canadian Small Company Series
continued

		Shares	Value††
Materials — (Continued)
	Winpak, Ltd.	68,995	$1,023,099
Total Materials			194,861,537

Telecommunication Services — (0.2%)
*	AXIA NetMedia Corp.	182,767	246,213
	Manitoba Telecom Services, Inc.	52,185	1,702,951
Total Telecommunication Services			1,949,164

Utilities — (3.2%)
#	Algonquin Power & Utilities Corp.	592,367	4,073,379
*	Alterra Power Corp.	1,064,070	459,988
*	Boralex, Inc. Class A	97,733	900,987
#	Capital Power Corp.	287,449	6,568,529
#	Capstone Infrastructure Corp.	346,247	1,402,810
#	Innergex Renewable Energy, Inc.	255,982	2,663,530
#	Just Energy Group, Inc.	583,478	5,566,710
*	Maxim Power Corp.	92,234	250,359
#	Northland Power, Inc.	250,207	4,696,255
*	Ram Power Corp.	577,537	148,057
	Valener, Inc.	108,111	1,744,427
Total Utilities			28,475,031
TOTAL COMMON STOCKS			676,086,853
RIGHTS/WARRANTS — (0.0%)
#*	Duluth Metals, Ltd. Warrants 01/18/13	24,225	10,959

		Shares/
		Face
		Amount	Value†
		(000)
SECURITIES LENDING COLLATERAL — (24.5%)
§@	DFA Short Term Investment Fund	18,841,832	218,000,000
@	Repurchase Agreement, Deutsche Bank Securities, Inc. 0.25%, 01/02/13 (Collateralized
	by U.S. Treasury Note 1.250%, 12/31/19, valued at $981,728) to be repurchased at
	$962,491	$962	962,478
TOTAL SECURITIES LENDING COLLATERAL			218,962,478
TOTAL INVESTMENTS — (100.0%)
	(Cost $984,601,856)^		$895,060,290
____________________

^       The cost for federal income tax purposes is $984,638,628.

8

The Canadian Small Company Series
continued

Summary of the Series’ investments as of December 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$65,731,408	—	—	$65,731,408
Consumer Staples	24,237,998	—	—	24,237,998
Energy	170,016,335	—	—	170,016,335
Financials	55,265,081	—	—	55,265,081
Health Care	16,409,253	—	—	16,409,253
Industrials	82,433,485	—	—	82,433,485
Information Technology	36,707,561	—	—	36,707,561
Materials	194,737,782	$123,755	—	194,861,537
Telecommunication Services	1,949,164	—	—	1,949,164
Utilities	28,475,031	—	—	28,475,031
Rights/Warrants	—	10,959	—	10,959
Securities Lending Collateral	—	218,962,478	—	218,962,478

TOTAL	$675,963,098	$219,097,192	—	$895,060,290

See accompanying Notes to Financial Statements.

9

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2012

		Shares	Value††
COMMON STOCKS — (88.0%)
Consumer Discretionary — (19.8%)
	Accordia Golf Co., Ltd.	5,176	$3,683,799
	Aeon Fantasy Co., Ltd.	57,832	774,747
	Ahresty Corp.	74,500	297,933
	Aigan Co., Ltd.	96,200	374,809
	Aisan Industry Co., Ltd.	168,600	1,282,820
#	Akebono Brake Industry Co., Ltd.	362,300	1,561,513
#	Alpen Co., Ltd.	83,400	1,530,047
	Alpha Corp.	30,400	335,696
	Alpine Electronics, Inc.	217,400	1,889,487
	Amiyaki Tei Co., Ltd.	235	581,471
	Amuse, Inc.	31,699	607,817
#*	Anrakutei Co., Ltd.	47,000	234,815
	AOI Pro, Inc.	39,000	264,548
	AOKI Holdings, Inc.	97,100	2,158,533
	Aoyama Trading Co., Ltd.	295,800	5,845,699
*	Arata Corp.	48,000	196,562
	Arcland Sakamoto Co., Ltd.	58,400	846,493
	Arnest One Corp.	216,200	3,207,510
#	Asahi Co., Ltd.	65,600	986,852
	Asatsu-DK, Inc.	135,800	3,120,174
*	Ashimori Industry Co., Ltd.	319,000	408,698
	ASKUL Corp.	96,100	1,443,780
	Asti Corp.	46,000	114,063
#	Atom Corp.	181,200	917,238
	Atsugi Co., Ltd.	784,000	894,066
#	Autobacs Seven Co., Ltd.	89,900	3,689,148
	Avex Group Holdings, Inc.	160,000	3,164,325
	Belluna Co., Ltd.	36,950	274,184
	Best Bridal, Inc.	104	115,131
*	Best Denki Co., Ltd.	304,500	424,012
#	Bic Camera, Inc.	3,323	1,623,533
	Bookoff Corp.	43,300	356,990
	Calsonic Kansei Corp.	739,000	2,986,791
#	Can Do Co., Ltd.	551	750,686
*	Carchs Holdings Co., Ltd.	707,200	309,981
#	Central Sports Co., Ltd.	8,800	125,875
	Chiyoda Co., Ltd.	121,500	3,475,556
	Chofu Seisakusho Co., Ltd.	88,800	2,043,009
#	Chori Co., Ltd.	69,200	756,247
	Chuo Spring Co., Ltd.	202,000	689,444
#*	Clarion Co., Ltd.	591,000	924,125
	Cleanup Corp.	131,900	864,999
	Colowide Co., Ltd.	148,950	1,319,029
	Corona Corp.	76,200	939,114
#	Cross Plus, Inc.	22,000	225,967
#	Daido Metal Co., Ltd.	144,000	985,459
#	Daidoh, Ltd.	119,400	681,800
#*	Daiei, Inc. (The)	521,250	986,421
*	Daiichikosho Co., Ltd.	61,400	1,519,128
#	Daikoku Denki Co., Ltd.	38,700	979,785
	Daimaruenawin Co., Ltd.	400	3,281
	Dainichi Co., Ltd.	54,900	540,030
#	Daisyo Corp.	54,300	682,030
#	DCM Holdings Co., Ltd.	435,600	2,968,047
	Descente, Ltd.	232,000	1,357,791
#	Doshisha Co., Ltd.	55,400	1,541,893
	Doutor Nichires Holdings Co., Ltd.	143,886	1,811,111
	Dunlop Sports Co., Ltd.	46,700	595,304

1

The Japanese Small Company Series
continued

		Shares	Value††
Consumer Discretionary — (Continued)
	Dynic Corp.	128,000	$243,748
	Eagle Industry Co., Ltd.	119,000	744,548
#	Edion Corp.	376,200	1,607,800
	Exedy Corp.	146,700	2,867,539
	F&A Aqua Holdings, Inc.	70,220	830,362
#	FCC Co., Ltd.	152,200	2,733,458
#	Fields Corp.	31,100	447,904
	Fine Sinter Co., Ltd.	49,000	150,735
*	First Juken Co., Ltd.	8,300	87,210
	Foster Electric Co., Ltd.	111,200	1,619,134
	France Bed Holdings Co., Ltd.	687,000	1,456,733
	Freesia Macross Corp.	252,000	37,898
#	F-Tech, Inc.	29,000	455,478
#	Fuji Co., Ltd.	97,000	2,045,978
	Fuji Corp, Ltd.	111,800	601,557
#*	Fuji Kiko Co., Ltd.	148,000	458,338
	Fuji Kyuko Co., Ltd.	306,000	1,916,643
	Fuji Oozx, Inc.	6,000	22,754
#	Fujibo Holdings, Inc.	429,000	1,772,678
	Fujikura Rubber, Ltd.	72,900	241,312
#	Fujita Kanko, Inc.	383,100	1,237,050
	Fujitsu General, Ltd.	285,000	2,474,641
	FuKoKu Co., Ltd.	13,200	115,275
	Funai Electric Co., Ltd.	84,200	1,137,760
#	Furukawa Battery Co., Ltd.	71,000	305,245
#*	Futaba Industrial Co., Ltd.	257,900	969,460
	G-7 Holdings, Inc.	29,200	149,271
*	Gajoen Kanko Co.	37,000	—
	Gakken Holdings Co., Ltd.	322,000	883,159
	Genki Sushi Co., Ltd.	19,600	255,182
#	Geo Holdings Corp.	1,509	1,696,041
	GLOBERIDE, Inc.	476,000	650,582
#	Goldwin, Inc.	180,000	1,102,888
#*	Gourmet Kineya Co., Ltd.	87,000	568,808
	GSI Creos Corp.	239,000	323,172
#	G-Tekt Corp.	17,600	335,050
#	Gulliver International Co., Ltd.	28,270	1,082,428
	Gunze, Ltd.	878,000	2,198,841
#	H.I.S. Co., Ltd.	101,800	3,076,945
#	Hagihara Industries, Inc.	4,300	66,383
*	HAJIME CONSTRUCTION Co., Ltd.	34,400	1,084,271
	Hakuyosha Co., Ltd.	86,000	225,369
#	Happinet Corp.	73,400	618,892
	Hard Off Corp Co., Ltd.	33,200	230,377
	Haruyama Trading Co., Ltd.	47,900	237,940
*	Haseko Corp.	6,870,500	4,385,674
	Hiday Hidaka Corp.	37,120	606,360
#*	Higashi Nihon House Co., Ltd.	172,000	618,760
*	HI-LEX Corp.	9,700	144,283
#	Himaraya Co., Ltd.	35,900	298,931
	Hiramatsu, Inc.	178	159,854
	H-One Co., Ltd.	26,100	203,320
#	Honeys Co., Ltd.	81,930	1,305,432
#	Hoosiers Corp.	1,227	948,127
	I Metal Technology Co., Ltd.	142,000	218,482
#	Ichibanya Co., Ltd.	33,700	1,082,054
	Ichikawa Co., Ltd.	63,000	118,262
#*	Ichikoh Industries, Ltd.	285,000	400,955
	Ikyu Corp.	731	376,784
	Imasen Electric Industrial Co., Ltd.	65,000	754,625
	Imperial Hotel, Ltd.	11,500	303,697

2

The Japanese Small Company Series
continued

		Shares	Value††
Consumer Discretionary — (Continued)
	Impress Holdings, Inc.	41,800	$66,067
	Intage, Inc.	22,900	472,948
*	Izuhakone Railway Co., Ltd.	300	20,293
#*	Izutsuya Co., Ltd.	375,000	230,085
*	Janome Sewing Machine Co., Ltd.	880,000	628,410
	Japan Vilene Co., Ltd.	145,000	615,834
	Japan Wool Textile Co., Ltd. (The)	310,000	2,128,302
	Jidosha Buhin Kogyo Co., Ltd.	79,000	247,284
*	Joban Kosan Co., Ltd.	189,000	258,089
#	Joshin Denki Co., Ltd.	205,000	2,244,853
#	JVC Kenwood Holdings, Inc.	809,630	2,873,783
#	Kadokawa Group Holdings, Inc.	88,600	2,723,555
#	Kappa Create Holdings Co., Ltd.	63,450	1,367,426
	Kasai Kogyo Co., Ltd.	122,000	496,309
#	Kawai Musical Instruments Manufacturing Co., Ltd.	384,000	803,679
#	Keihin Corp.	204,700	2,471,293
#	Keiyo Co., Ltd.	175,100	934,315
	Kentucky Fried Chicken Japan, Ltd.	78,000	1,996,874
	Kimoto Co., Ltd.	77,300	412,897
#*	Kinki Nippon Tourist Co., Ltd.	300,000	360,653
#	Kinugawa Rubber Industrial Co., Ltd.	233,000	1,362,811
#	Kisoji Co., Ltd.	81,900	1,679,727
#	Kohnan Shoji Co., Ltd.	139,700	1,691,587
#	Kojima Co., Ltd.	145,700	509,219
	Komatsu Seiren Co., Ltd.	146,000	676,890
	Komeri Co., Ltd.	146,000	3,523,839
#	Konaka Co., Ltd.	116,660	1,152,199
*	Koshidaka Holdings Co., Ltd.	5,500	150,850
#	Kourakuen Corp.	31,600	459,897
*	K’s Holdings Corp.	400	10,697
	KU Holdings Co., Ltd.	68,200	383,774
#	Kura Corp.	55,400	771,880
	Kurabo Industries, Ltd.	1,090,000	1,679,797
	Kuraudia Co., Ltd.	5,700	71,276
	Kuroganeya Co., Ltd.	11,100	43,505
#	KYB Co., Ltd.	733,000	2,638,094
	Kyoritsu Maintenance Co., Ltd.	52,560	1,124,971
	Kyoto Kimono Yuzen Co., Ltd.	57,300	692,785
#*	Laox Co., Ltd.	322,000	96,759
	LEC, Inc.	24,200	302,420
#	Look, Inc.	184,000	906,249
	Mamiya-Op Co., Ltd.	285,000	528,447
#	Marche Corp.	23,000	208,322
	Mars Engineering Corp.	45,700	1,088,816
#*	Maruei Department Store Co., Ltd.	142,000	145,917
*	Maruzen CHI Holdings Co., Ltd.	11,800	32,691
	Maruzen Co., Ltd.	46,000	320,588
#*	Matsuya Co., Ltd.	139,800	1,466,299
	Matsuya Foods Co., Ltd.	47,300	856,811
#	Megane TOP Co., Ltd.	141,300	1,625,929
#	Meiko Network Japan Co., Ltd.	47,100	477,884
	Meiwa Estate Co., Ltd.	23,500	104,032
	Meiwa Industry Co., Ltd.	7,000	14,064
	Mikuni Corp.	108,000	224,646
	Misawa Homes Co., Ltd.	109,100	1,604,945
	Mitsuba Corp.	161,690	1,026,026
	Mitsui Home Co., Ltd.	155,000	755,816
	Mizuno Corp.	447,000	2,084,106
*	Monogatari Corp. (The)	1,900	42,724
	MOS Food Services, Inc.	120,300	2,301,047
	Mr Max Corp.	119,000	463,642

3

The Japanese Small Company Series
continued

		Shares	Value††
Consumer Discretionary — (Continued)
	Murakami Corp.	7,000	$80,186
#	Musashi Seimitsu Industry Co., Ltd.	102,700	2,144,781
	Nafco Co., Ltd.	1,300	21,975
*	Nagawa Co., Ltd.	4,400	82,748
*	Naigai Co., Ltd.	2,643,000	1,555,663
*	Nakayamafuku Co., Ltd.	4,200	32,764
	NEC Mobiling, Ltd.	46,800	1,946,954
#	Nice Holdings, Inc.	460,000	991,052
#	Nidec Copal Corp.	88,700	670,513
#	Nidec Tosok Corp.	109,300	718,442
#	Nifco, Inc.	228,400	5,190,359
	Nihon Eslead Corp.	29,500	253,854
#	Nihon Plast Co., Ltd.	1,600	8,113
	Nihon Tokushu Toryo Co., Ltd.	56,000	239,104
	Nikkato Corp.	700	3,780
*	Nippon Columbia Co., Ltd.	707,000	203,600
	Nippon Felt Co., Ltd.	67,200	334,895
#	Nippon Piston Ring Co., Ltd.	350,000	564,761
	Nippon Seiki Co., Ltd.	186,400	1,791,370
#	Nishimatsuya Chain Co., Ltd.	259,200	2,088,302
	Nissan Shatai Co., Ltd.	298,023	3,261,153
#*	Nissan Tokyo Sales Holdings Co., Ltd.	236,000	957,834
#	Nissen Holdings Co., Ltd.	181,591	709,106
	Nissin Kogyo Co., Ltd.	178,000	2,558,240
	Nittan Valve Co., Ltd.	82,800	268,639
	Noritsu Koki Co., Ltd.	101,700	407,873
	Ohashi Technica, Inc.	600	4,065
*	Ohsho Food Service Corp.	15,200	367,676
	Omikenshi Co., Ltd.	22,000	12,407
	Onward Holdings Co., Ltd.	626,000	4,635,222
*	OPT, Inc.	18	21,096
*	Otsuka Kagu, Ltd.	3,400	33,242
	Pacific Industrial Co., Ltd.	185,500	1,090,577
*	Pal Co., Ltd.	26,400	1,348,152
	Paltac Corp.	107,434	1,573,437
	PanaHome Corp.	398,200	2,489,259
#	Parco Co., Ltd.	53,600	562,480
	Paris Miki Holdings, Inc.	160,600	872,970
	PIA Corp.	25,200	363,093
	Piolax, Inc.	47,300	983,840
#*	Pioneer Electronic Corp.	1,294,100	3,100,263
	Plenus Co., Ltd.	101,200	1,646,328
#	Point, Inc.	79,640	3,033,238
	Press Kogyo Co., Ltd.	488,000	2,040,998
	Pressance Corp.	12,400	228,673
	Proto Corp.	15,900	261,981
	Renaissance, Inc.	9,000	58,396
#*	Renown, Inc.	242,600	315,689
#	Resort Solution Co., Ltd.	180,000	360,698
	Resorttrust, Inc.	163,508	3,048,195
#	Rhythm Watch Co., Ltd.	650,000	1,206,632
	Right On Co., Ltd.	67,325	556,033
	Riken Corp.	458,000	1,533,330
#	Ringer Hut Co., Ltd.	79,500	1,015,519
#	Riso Kyoiku Co., Ltd.	10,250	767,515
	Roland Corp.	92,800	622,163
	Round One Corp.	352,300	1,782,442
#	Royal Holdings Co., Ltd.	140,200	1,748,891
	Ryohin Keikaku Co., Ltd.	104,000	6,887,238
#*	Sagami Chain Co., Ltd.	84,000	682,000
#	Saizeriya Co., Ltd.	150,900	2,120,094

4

The Japanese Small Company Series
continued

		Shares	Value††
Consumer Discretionary — (Continued)
#	Sakai Ovex Co., Ltd.	297,000	$416,732
	SAN HOLDINGS, Inc.	13,600	231,834
#	Sanden Corp.	615,000	1,849,704
	Sangetsu Co., Ltd.	125,925	3,352,827
#	Sanko Marketing Foods Co., Ltd.	120	146,637
#	Sankyo Seiko Co., Ltd.	102,400	344,975
	Sanoh Industrial Co., Ltd.	126,700	747,744
*	Sanyo Electric Railway Co., Ltd.	1,000	3,783
	Sanyo Housing Nagoya Co., Ltd.	415	441,422
	Sanyo Shokai, Ltd.	678,000	1,995,957
	Scroll Corp.	99,500	308,383
*	Seiko Holdings Corp.	479,407	1,262,191
	Seiren Co., Ltd.	239,700	1,493,924
#	Senshukai Co., Ltd.	165,200	1,040,690
	Septeni Holdings Co., Ltd.	339	326,783
*	Seria Co., Ltd.	49,800	1,006,863
*	Seven Seas Holdings Co., Ltd.	549,200	89,420
*	Shidax Corp.	9,500	44,890
	Shikibo, Ltd.	590,000	701,810
	Shimachu Co., Ltd.	227,000	5,015,422
#	Shimojima Co., Ltd.	19,600	227,283
	Shiroki Corp.	285,000	622,812
	Shobunsha Publications, Inc.	320,700	2,122,247
	Shochiku Co., Ltd.	344,400	3,356,628
	Shoei Co., Ltd.	1,600	8,716
	Showa Corp.	320,400	2,964,674
	SKY Perfect JSAT Holdings, Inc.	8,199	3,746,371
	SNT Corp.	103,800	420,291
	Soft99 Corp.	70,600	421,760
	Sotoh Co., Ltd.	49,700	471,127
	SPK Corp.	16,800	283,510
	St. Marc Holdings Co., Ltd.	39,600	1,477,173
*	Starbucks Coffee Japan, Ltd.	304	214,030
#*	Start Today Co., Ltd.	218,500	2,394,260
	Starts Corp., Inc.	1,000	6,241
	Studio Alice Co., Ltd.	45,400	698,205
	Suminoe Textile Co., Ltd.	328,000	608,225
	Sumitomo Forestry Co., Ltd.	436,666	3,907,773
#*	SxL Corp.	460,000	728,288
	T. RAD Co., Ltd.	296,000	675,758
	Tachikawa Corp.	50,800	285,996
	Tachi-S Co., Ltd.	112,840	2,070,721
	Tact Home Co., Ltd.	516	543,786
	Taiho Kogyo Co., Ltd.	92,800	898,537
	Takamatsu Construction Group Co., Ltd.	90,500	1,482,860
	Taka-Q Co., Ltd.	10,000	32,908
	Take & Give Needs Co., Ltd.	3,610	296,406
	Takihyo Co., Ltd.	41,000	211,272
	Tamron Co., Ltd.	76,900	2,089,871
#	TBK Co., Ltd.	89,000	437,689
*	Ten Allied Co., Ltd.	50,000	169,620
#	T-GAIA Corp.	125,800	1,209,734
	Tigers Polymer Corp.	59,000	194,565
	Toa Corp.	32,000	227,555
	Toabo Corp.	183,000	123,918
*	Toei Animation Co., Ltd.	6,400	152,674
	Toei Co., Ltd.	344,000	1,887,351
*	Tohokushinsha Film Corp.	2,800	19,635
	Tokai Rika Co., Ltd.	224,600	2,818,761
	Tokai Rubber Industries, Ltd.	188,700	1,671,674
#	Token Corp.	35,150	1,543,438

5

The Japanese Small Company Series
continued

		Shares	Value††
Consumer Discretionary — (Continued)
#	Tokyo Derica Co., Ltd.	37,900	$593,354
#*	Tokyo Dome Corp.	806,200	2,718,214
	Tokyo Kaikan Co., Ltd.	12,000	44,159
	Tokyo Soir Co., Ltd.	49,000	134,893
#	Tokyotokeiba Co., Ltd.	828,000	1,234,800
	Tokyu Recreation Co., Ltd.	77,000	443,335
#	Tomy Co., Ltd.	297,893	1,643,806
	Topre Corp.	189,000	1,631,967
	Toridoll.Corp.	79,600	1,199,557
	Touei Housing Corp.	76,240	811,549
	Tow Co., Ltd.	3,200	20,809
	Toyo Tire & Rubber Co., Ltd.	916,000	2,225,460
	Toyobo Co., Ltd.	4,184,000	4,611,041
	TPR Co., Ltd.	104,400	1,168,809
	TS Tech Co., Ltd.	232,200	3,955,138
	TSI Holdings Co., Ltd.	409,495	2,499,119
*	Tsukamoto Co., Ltd.	124,000	197,277
	Tsutsumi Jewelry Co., Ltd.	49,300	1,132,106
	TV Asahi Corp.	32,600	420,318
	TV Tokyo Holdings Corp.	17,200	193,304
	Umenohana Co., Ltd.	44	95,081
	Unipres Corp.	166,700	3,842,968
#	United Arrows, Ltd.	97,600	2,500,721
#*	Unitika, Ltd.	2,595,000	1,299,730
#*	Usen Corp.	355,450	369,802
	U-Shin, Ltd.	112,900	484,160
*	Village Vanguard Co., Ltd.	120	119,074
	VT Holdings Co., Ltd.	104,800	743,976
	Watabe Wedding Corp.	29,500	240,320
#	WATAMI Co., Ltd.	105,600	2,362,040
#	West Holdings Corp.	32,000	407,468
	Wowow, Inc.	89	208,402
	Xebio Co., Ltd.	120,600	2,359,859
#*	Yamatane Corp.	361,000	470,033
	Yamato International, Inc.	4,200	18,688
#	Yellow Hat, Ltd.	84,100	1,128,609
	Yomiuri Land Co., Ltd.	225,000	709,978
	Yonex Co., Ltd.	40,000	230,155
	Yorozu Corp.	70,000	1,038,738
#	Yoshinoya Holdings Co., Ltd.	2,328	2,952,417
	Zenrin Co., Ltd.	131,800	1,614,637
#	Zensho Co., Ltd.	313,600	3,814,086
#*	Zojirushi Corp.	16,000	54,931
Total Consumer Discretionary			376,167,875

Consumer Staples — (8.9%)
*	Aderans Co., Ltd.	82,650	1,081,583
*	Aeon Hokkaido Corp.	389,700	1,742,309
	Ahjikan Co., Ltd.	10,500	97,368
	Ain Pharmaciez, Inc.	48,100	3,406,124
	Arcs Co., Ltd.	139,700	2,948,545
	Ariake Japan Co., Ltd.	103,700	2,211,230
	Artnature, Inc.	6,700	105,677
	Belc Co., Ltd.	13,400	197,919
	Cawachi, Ltd.	81,900	1,747,043
	Chubu Shiryo Co., Ltd.	89,000	569,197
	Chuo Gyorui Co., Ltd.	93,000	215,605
	Coca-Cola Central Japan Co., Ltd.	121,400	1,492,185
	Cocokara fine, Inc.	69,260	2,332,495
#	Cosmos Pharmaceutical Corp.	37,300	3,678,433
*	CREATE SD HOLDINGS Co., Ltd.	12,300	327,441

6

The Japanese Small Company Series
continued

		Shares	Value††
Consumer Staples — (Continued)
	CVS Bay Area, Inc.	27,000	$25,679
	Daikokutenbussan Co., Ltd.	22,200	705,644
#	Dr. Ci:Labo Co., Ltd.	617	1,983,096
	Dydo Drinco, Inc.	49,800	2,124,910
	Echo Trading Co., Ltd.	11,000	95,618
#	Ensuiko Sugar Refining Co., Ltd.	102,000	233,861
	Ezaki Glico Co., Ltd.	5,000	56,378
	Fancl Corp.	181,300	1,948,245
#*	First Baking Co., Ltd.	183,000	183,572
	Fuji Oil Co., Ltd.	268,900	3,579,115
	Fujicco Co., Ltd.	116,600	1,495,445
#*	Fujiya Co., Ltd.	375,000	930,469
*	HABA Laboratories, Inc.	100	3,365
	Hagoromo Foods Corp.	40,000	550,892
	Harashin Narus Holdings Co., Ltd.	61,500	1,145,894
*	Hayashikane Sangyo Co., Ltd.	284,000	228,042
	Heiwado Co., Ltd.	152,800	2,126,346
	Hohsui Corp.	127,000	162,428
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	434,772
#	Hokuto Corp.	113,700	2,272,553
	Inageya Co., Ltd.	172,800	2,111,716
#	Ito En, Ltd.	18,300	344,366
	Itochu-Shokuhin Co., Ltd.	27,400	1,001,647
	Itoham Foods, Inc.	674,800	2,696,635
	Izumiya Co., Ltd.	447,000	2,212,376
	J-Oil Mills, Inc.	477,000	1,237,399
#	Kameda Seika Co., Ltd.	70,100	1,740,206
	Kasumi Co., Ltd.	210,300	1,372,711
	Kato Sangyo Co., Ltd.	109,300	1,976,914
*	Kenko Mayonnaise Co., Ltd.	900	8,850
	Key Coffee, Inc.	73,600	1,431,100
	Kirindo Co., Ltd.	28,300	187,942
	Kose Corp.	150,100	3,239,496
	Kusuri No Aoki Co., Ltd.	20,100	1,047,009
	Kyodo Shiryo Co., Ltd.	387,000	441,749
#	Kyokuyo Co., Ltd.	371,000	823,350
#	Life Corp.	183,400	2,832,577
#	Lion Corp.	57,000	329,317
#	Mandom Corp.	91,000	2,401,540
	Marudai Food Co., Ltd.	465,000	1,631,417
#	Maruetsu, Inc. (The)	375,000	1,235,510
	Maruha Nichiro Holdings, Inc.	2,030,069	3,335,894
#	Matsumotokiyoshi Holdings Co., Ltd.	152,100	3,662,852
*	Maxvalu Tohok Co., Ltd.	15,800	137,219
	Maxvalu Tokai Co., Ltd.	57,500	812,123
	Megmilk Snow Brand Co., Ltd.	222,200	3,751,649
	Meito Sangyo Co., Ltd.	53,600	681,680
	Mikuni Coca-Cola Bottling Co., Ltd.	171,600	1,425,616
	Milbon Co., Ltd.	52,314	1,692,486
	Ministop Co., Ltd.	75,800	1,279,234
#	Mitsubishi Shokuhin Co., Ltd.	87,800	2,140,536
#	Mitsui Sugar Co., Ltd.	454,850	1,465,481
	Miyoshi Oil & Fat Co., Ltd.	261,000	323,928
	Morinaga & Co., Ltd.	933,000	2,055,602
	Morinaga Milk Industry Co., Ltd.	921,000	3,045,581
#	Morishita Jinton Co., Ltd.	47,800	226,365
	Morozoff, Ltd.	127,000	442,182
	Nagatanien Co., Ltd.	123,000	1,210,485
	Nakamuraya Co., Ltd.	198,000	977,224
	Natori Co., Ltd.	2,500	27,321
#	Nichimo Co., Ltd.	161,000	330,689

7

The Japanese Small Company Series
continued

		Shares	Value††
Consumer Staples — (Continued)
#	Nichirei Corp.	1,248,000	$6,884,055
#	Nihon Chouzai Co., Ltd.	20,300	539,258
	Niitaka Co., Ltd.	7,260	85,519
	Nippon Beet Sugar Manufacturing Co., Ltd.	543,000	1,040,161
	Nippon Flour Mills Co., Ltd.	557,000	2,330,628
#	Nippon Formula Feed Manufacturing Co., Ltd.	363,000	464,373
#	Nippon Suisan Kaisha, Ltd.	1,182,600	2,592,458
	Nisshin Oillio Group, Ltd. (The)	550,000	2,024,970
	Nissin Sugar Holdings Co., Ltd.	15,500	294,825
	Nitto Fuji Flour Milling Co., Ltd.	64,000	235,754
#	Noevir Holdings Co., Ltd.	34,300	524,085
	Oenon Holdings, Inc.	261,000	641,550
#	Oie Sangyo Co., Ltd.	20,900	211,677
	Okuwa Co., Ltd.	115,000	1,548,732
	Olympic Corp.	64,900	560,509
*	OUG Holdings, Inc.	9,000	16,691
	Pietro Co., Ltd.	5,100	54,645
	Pigeon Corp.	91,800	4,229,895
#	Poplar Co., Ltd.	25,760	165,185
	Prima Meat Packers, Ltd.	701,000	1,265,569
*	Qol Co., Ltd.	200	1,833
#	Riken Vitamin Co., Ltd.	79,200	2,081,120
	Rock Field Co., Ltd.	50,100	898,876
	S Foods, Inc.	73,762	688,276
	S.T. Chemical Co., Ltd.	75,100	830,416
	Sakata Seed Corp.	164,600	2,126,954
	San-A Co., Ltd.	29,200	1,133,740
	Sapporo Holdings, Ltd.	1,621,000	4,526,839
#	Shoei Foods Corp.	44,000	329,608
	Showa Sangyo Co., Ltd.	524,000	1,752,117
	Sogo Medical Co., Ltd.	23,300	839,958
	Starzen Co., Ltd.	293,000	873,352
	Takara Holdings, Inc.	834,500	6,250,961
	Three F Co., Ltd.	4,100	23,427
#	Tobu Store Co., Ltd.	205,000	664,905
	Toho Co., Ltd.	170,000	655,822
#	Tohto Suisan Co., Ltd.	138,000	210,925
	Torigoe Co., Ltd. (The)	86,600	676,352
	Toyo Sugar Refining Co., Ltd.	157,000	167,335
*	Tsuruha Holdings, Inc.	73,200	5,548,589
	Uoriki Co., Ltd.	1,500	18,207
	Valor Co., Ltd.	175,400	2,999,455
	Warabeya Nichiyo Co., Ltd.	51,360	1,048,756
	Welcia Holdings Co., Ltd.	25,500	937,094
	Yaizu Suisankagaku Industry Co., Ltd.	41,000	378,416
	Yamaya Corp.	10,400	149,418
	Yaoko Co., Ltd.	40,800	1,666,609
#	Yokohama Reito Co., Ltd.	189,100	1,284,264
	Yomeishu Seizo Co., Ltd.	100,000	882,609
	Yonekyu Corp.	100,000	812,399
	Yuasa Funashoku Co., Ltd.	112,000	260,910
#	Yukiguni Maitake Co., Ltd.	99,056	323,897
	Yutaka Foods Corp.	6,000	114,071
Total Consumer Staples			168,635,501

Energy — (0.8%)
	AOC Holdings, Inc.	182,800	627,654
	BP Castrol K.K.	66,500	288,320
#*	Fuji Kosan Co., Ltd.	33,100	182,207
	Itochu Enex Co., Ltd.	302,200	1,579,981
	Japan Drilling Co., Ltd.	22,200	642,747

8

The Japanese Small Company Series
continued

		Shares	Value††
Energy — (Continued)
	Japan Oil Transportation Co., Ltd.	79,000	$178,056
	Kanto Natural Gas Development Co., Ltd.	155,000	819,978
#*	Kyoei Tanker Co., Ltd.	111,000	231,763
	Mitsuuroko Holdings Co., Ltd.	166,300	1,083,496
	Modec, Inc.	50,100	1,017,588
#	Nippon Gas Co., Ltd.	148,900	2,603,182
	Nippon Seiro Co., Ltd.	64,000	177,238
#	Sala Corp.	128,500	789,513
	San-Ai Oil Co., Ltd.	273,000	1,196,988
	Shinko Plantech Co., Ltd.	188,400	1,547,811
	Sinanen Co., Ltd.	251,000	1,072,930
	Toa Oil Co., Ltd.	352,000	396,989
	Toyo Kanetsu K.K.	536,000	1,041,706
Total Energy			15,478,147

Financials — (10.7%)
	77 Bank, Ltd. (The)	155,000	590,263
	Aichi Bank, Ltd. (The)	54,200	3,000,817
	Airport Facilities Co., Ltd.	125,070	576,718
*	Aizawa Securities Co., Ltd.	300	536
	Akita Bank, Ltd. (The)	895,400	2,457,897
	Aomori Bank, Ltd. (The)	900,000	2,673,081
	Asax Co., Ltd.	17	16,552
	Awa Bank, Ltd. (The)	673,000	4,022,474
	Bank of Iwate, Ltd. (The)	72,700	3,369,803
	Bank of Kochi, Ltd. (The)	3,000	2,971
	Bank of Nagoya, Ltd. (The)	752,297	2,575,420
	Bank of Okinawa, Ltd. (The)	96,000	3,996,314
	Bank of Saga, Ltd. (The)	626,000	1,373,186
	Bank of the Ryukyus, Ltd.	177,580	2,233,074
*	Chiba Kogyo Bank, Ltd. (The)	181,900	912,428
	Chukyo Bank, Ltd. (The)	675,000	1,521,063
*	Cosmos Initia Co., Ltd.	53,000	351,379
	Daibiru Corp.	238,900	1,932,870
	Daikyo, Inc.	1,585,000	4,228,516
	Daisan Bank, Ltd. (The)	674,000	1,198,020
	Daishi Bank, Ltd. (The)	1,494,000	4,936,839
	Daito Bank, Ltd. (The)	562,000	492,729
	Ehime Bank, Ltd. (The)	664,000	1,697,874
	Eighteenth Bank, Ltd. (The)	1,088,000	2,852,620
	FIDEA Holdings Co., Ltd.	396,600	785,221
	Fukui Bank, Ltd. (The)	1,003,000	2,114,541
	Fukushima Bank, Ltd. (The)	1,026,000	655,383
	Fuyo General Lease Co., Ltd.	84,500	2,364,507
	Goldcrest Co., Ltd.	84,690	1,273,361
	Heiwa Real Estate Co., Ltd.	174,300	2,039,045
	Higashi-Nippon Bank, Ltd.	662,000	1,427,634
	Higo Bank, Ltd. (The)	818,000	4,827,321
	Hokkoku Bank, Ltd. (The)	1,190,000	4,296,076
	Hokuetsu Bank, Ltd. (The)	965,000	1,850,251
*	Hulic Co., Ltd.	48,000	381,971
	Hyakugo Bank, Ltd. (The)	1,116,609	4,886,171
	Hyakujishi Bank, Ltd. (The)	1,097,000	4,300,766
	IBJ Leasing Co., Ltd.	85,800	2,168,568
*	Ichigo Group Holdings Co., Ltd.	19	2,714
	Ichiyoshi Securities Co., Ltd.	166,400	869,919
#	Iida Home Max Co., Ltd.	88,100	777,302
	Iwai Cosmo Holdings, Inc.	53,800	182,532
	J Trust Co., Ltd.	17,200	253,101
*	Japan Asia Investment Co., Ltd.	469,000	282,990
#*	Jimoto Holdings, Inc.	132,800	213,501

9

The Japanese Small Company Series
continued

		Shares	Value††
Financials — (Continued)
*	Jowa Holdings Co., Ltd.	700	$12,843
	Juroku Bank, Ltd.	1,473,000	4,779,955
#	kabu.com Securities Co., Ltd.	438,600	1,210,591
	Kabuki-Za Co., Ltd.	39,000	2,244,717
#	Kagoshima Bank, Ltd. (The)	668,000	4,258,892
*	Kansai Urban Banking Corp.	160,000	196,629
	Keihanshin Building Co., Ltd.	33,600	160,883
	Keiyo Bank, Ltd. (The)	709,000	3,108,261
*	Kenedix, Inc.	11,449	1,487,416
	Kita-Nippon Bank, Ltd. (The)	49,406	1,349,780
	Kiyo Holdings, Inc.	3,313,900	4,529,074
	Kobayashi Yoko Co., Ltd.	208,500	465,280
#	Kosei Securities Co., Ltd.	285,000	265,169
	Kyokuto Securities Co., Ltd.	100,900	766,558
*	Leopalace21 Corp.	646,085	1,945,226
	Marusan Securities Co., Ltd.	303,000	936,606
#	Matsui Securities Co., Ltd.	525,200	3,541,825
	Michinoku Bank, Ltd. (The)	736,000	1,437,895
	Mie Bank, Ltd. (The)	208,000	443,277
	Minato Bank, Ltd. (The)	1,063,000	1,903,855
	Mito Securities Co., Ltd.	263,000	466,386
	Miyazaki Bank, Ltd. (The)	703,000	1,726,380
#	Monex Group, Inc.	10,334	1,761,112
	Musashino Bank, Ltd.	152,300	4,362,228
	Nagano Bank, Ltd. (The)	360,000	685,314
	Nanto Bank, Ltd. (The)	550,000	2,804,461
*	New Real Property K.K.	43,900	—
	Nisshin Fudosan Co., Ltd.	95,000	506,992
*	North Pacific Bank, Ltd.	770,300	1,990,612
	Ogaki Kyoritsu Bank, Ltd. (The)	1,410,000	4,963,527
	Oita Bank, Ltd. (The)	789,900	2,652,826
	Okasan Securities Group, Inc.	832,000	3,143,114
*	Osaka Securities Exchange Co., Ltd.	193	719,420
*	Relo Holdings, Inc.	19,000	631,932
	Ricoh Leasing Co., Ltd.	84,600	1,970,679
	San-in Godo Bank, Ltd. (The)	791,000	5,471,237
*	Sawada Holdings Co., Ltd.	6,500	35,785
#	SBI Holdings, Inc.	70,160	491,328
	Senshu Ikeda Holdings, Inc.	234,100	1,459,537
#	Shiga Bank, Ltd.	206,000	1,347,543
	Shikoku Bank, Ltd.	893,000	2,214,979
*	SHIMANE BANK, Ltd. (The)	600	8,033
	Shimizu Bank, Ltd.	40,300	1,182,933
#*	Sparx Group Co., Ltd.	1,477	96,814
	Sumitomo Real Estate Sales Co., Ltd.	45,150	2,125,942
	Sun Frontier Fudousan Co., Ltd.	208	66,815
	Taiko Bank, Ltd. (The)	84,000	206,394
*	Takagi Securities Co., Ltd.	206,000	215,117
*	Takara Leben Co., Ltd.	168,200	1,803,333
	TOC Co., Ltd.	435,250	2,317,834
	Tochigi Bank, Ltd.	726,000	2,547,864
	Toho Bank, Ltd.	947,200	3,167,725
	Toho Real Estate Co., Ltd.	140,700	769,379
	Tohoku Bank, Ltd. (The)	433,000	624,076
	Tokai Tokyo Financial Holdings, Inc.	1,129,000	4,067,662
#	Tokyo Rakutenchi Co., Ltd.	218,000	817,247
*	Tokyo Tatemono Co., Ltd.	1,893,000	7,791,021
#	Tokyo Theatres Co., Inc.	362,000	462,521
	Tokyo Tomin Bank, Ltd.	151,400	1,303,300
#	Tokyu Livable, Inc.	110,800	1,442,768
	Tomato Bank, Ltd.	422,000	745,995

10

The Japanese Small Company Series
continued

		Shares	Value††
Financials — (Continued)
	TOMONY Holdings, Inc.	691,550	$2,902,394
	Tosei Corp.	1,398	523,692
	Tottori Bank, Ltd.	330,000	678,304
	Towa Bank, Ltd.	1,384,000	1,368,829
	Toyo Securities Co., Ltd.	331,000	570,083
	Tsukuba Bank, Ltd. (The)	282,200	905,231
	Yachiyo Bank, Ltd. (The)	42,500	758,789
	Yamagata Bank, Ltd.	681,500	3,005,490
	Yamanashi Chuo Bank, Ltd.	744,000	3,011,318
Total Financials			202,903,346

Health Care — (4.7%)
	As One Corp.	72,368	1,495,964
	Asahi Intecc Co., Ltd.	6,400	189,980
	ASKA Pharmaceutical Co., Ltd.	106,000	552,345
	BML, Inc.	45,100	1,136,844
	CMIC Holdings Co., Ltd.	37,000	564,919
	Create Medic Co., Ltd.	28,000	280,838
	Daito Pharmaceutical Co., Ltd.	23,700	405,968
	Eiken Chemical Co., Ltd.	74,800	1,027,868
	EPS Corp.	583	1,739,879
	FALCO SD HOLDINGS Co., Ltd.	36,300	428,923
	Fuso Pharmaceutical Industries, Ltd.	344,000	1,111,107
	Hitachi Medical Corp.	85,000	1,044,570
	Hogy Medical Co., Ltd.	57,400	2,936,786
	Iwaki & Co., Ltd.	66,000	142,050
#	Japan Medical Dynamic Marketing, Inc.	44,900	134,549
	JCR Pharmaceuticals Co., Ltd.	10,200	118,767
*	Jeol, Ltd.	296,000	616,135
	JMS Co., Ltd.	126,000	394,226
	Kaken Pharmaceutical Co., Ltd.	364,000	5,637,927
	Kawanishi Holdings, Ltd.	3,000	27,825
	Kawasumi Laboratories, Inc.	46,300	252,365
	Kissei Pharmaceutical Co., Ltd.	106,300	1,812,061
	KYORIN Holdings, Inc.	214,000	4,524,370
*	Mani, Inc.	10,000	371,402
#	Medical System Network Co., Ltd.	27,400	149,425
#*	Message Co., Ltd.	433	1,335,317
#	Mochida Pharmaceutical Co., Ltd.	295,000	3,805,742
#	Nagaileben Co., Ltd.	50,900	747,389
*	Nakanishi, Inc.	2,900	316,498
	Nichii Gakkan Co.	234,000	2,131,110
	Nichi-iko Pharmaceutical Co., Ltd.	21,100	446,397
	Nihon Kohden Corp.	173,900	6,468,886
	Nikkiso Co., Ltd.	303,000	3,618,127
	Nippon Chemiphar Co., Ltd.	151,000	1,002,377
	Nippon Shinyaku Co., Ltd.	239,000	2,879,212
#	Nipro Corp.	585,900	4,005,903
	Nissui Pharmaceutical Co., Ltd.	64,200	671,212
	Paramount Bed Holdings Co., Ltd.	47,000	1,638,445
	Rion Co., Ltd.	5,000	34,216
	Rohto Pharmaceutical Co., Ltd.	424,000	5,843,559
#	Sawai Pharmaceutical Co., Ltd.	40,300	4,451,796
	Seikagaku Corp.	179,800	2,061,135
#*	Shin Nippon Biomedical Laboratories, Ltd.	24,700	118,187
	Ship Healthcare Holdings, Inc.	155,600	5,188,557
	Shofu, Inc.	4,000	44,771
	Taiko Pharmaceutical Co., Ltd.	22,500	211,070
	Techno Medica Co., Ltd.	24	139,842
	Toho Holdings Co., Ltd.	217,800	4,452,305
	Tokai Corp.	18,200	448,652

11

The Japanese Small Company Series
continued

		Shares	Value††
Health Care — (Continued)
	Torii Pharmaceutical Co., Ltd.	65,200	$1,443,252
#	Towa Pharmaceutical Co., Ltd.	46,900	2,980,142
#	Tsukui Corp.	60,700	1,414,962
	Vital KSK Holdings, Inc.	151,300	1,532,391
#*	Wakamoto Pharmaceutical Co., Ltd.	100,000	265,977
#	ZERIA Pharmaceutical Co., Ltd.	109,000	1,740,976
Total Health Care			88,535,498

Industrials — (23.2%)
#*	A&A Material Corp.	235,000	197,335
	Advan Co., Ltd.	96,900	1,016,602
#*	Advanex, Inc.	73,000	66,794
#	Aeon Delight Co., Ltd.	87,100	1,792,145
#	Aica Kogyo Co., Ltd.	246,200	4,167,837
	Aichi Corp.	132,000	526,393
	Aida Engineering, Ltd.	276,800	1,761,887
	Airtech Japan, Ltd.	2,600	10,913
	Alinco, Inc.	4,800	38,963
	Alps Logistics Co., Ltd.	50,700	499,924
	Altech Co., Ltd.	5,300	14,310
#	Altech Corp.	37,150	294,573
	Ando Corp.	450,000	507,544
	Anest Iwata Corp.	155,000	587,167
#*	Arrk Corp.	221,700	482,312
	Asahi Diamond Industrial Co., Ltd.	253,200	2,242,333
	Asahi Kogyosha Co., Ltd.	109,000	360,461
#*	Asanuma Corp.	796,000	539,425
	Asia Air Survey Co., Ltd.	30,000	99,849
	Asunaro Aoki Construction Co., Ltd.	154,000	833,906
	Ataka Construction & Engineering Co., Ltd.	60,000	243,694
	Bando Chemical Industries, Ltd.	360,000	1,096,115
#	Benefit One, Inc.	143	146,962
	Bunka Shutter Co., Ltd.	227,000	969,203
	Central Glass Co., Ltd.	898,000	2,599,139
	Central Security Patrols Co., Ltd.	43,700	432,425
	Chiyoda Integre Co., Ltd.	14,400	148,378
	Chudenko Corp.	130,500	1,161,805
#	Chugai Ro Co., Ltd.	342,000	916,924
	CKD Corp.	262,700	1,339,948
	COMSYS Holdings Corp.	5,900	78,432
#	Cosel Co., Ltd.	111,900	1,444,946
	CTI Engineering Co., Ltd.	44,600	271,876
	Dai-Dan Co., Ltd.	156,000	921,632
	Daido Kogyo Co., Ltd.	145,000	232,807
	Daifuku Co., Ltd.	406,500	2,032,094
*	Daihatsu Diesel Manufacturing Co., Ltd.	12,000	30,385
#	Daihen Corp.	487,000	1,305,181
	Daiho Corp.	763,000	889,588
#*	Daiichi Chuo K.K.	596,000	470,394
	Daiichi Jitsugyo Co., Ltd.	198,000	828,523
#	Daiseki Co., Ltd.	179,263	2,418,095
#	Daiseki Eco. Solution Co., Ltd.	97	136,189
*	Daisue Construction Co., Ltd.	117,500	66,300
	Daiwa Industries, Ltd.	178,000	756,427
	Daiwa Odakyu Construction Co., Ltd.	48,500	91,664
*	Danto Holdings Corp.	206,000	209,168
	Denyo Co., Ltd.	85,100	901,934
	Dijet Industrial Co., Ltd.	80,000	137,427
	DMW Corp.	4,800	83,151
*	Dream Incubator, Inc.	173	146,201
	Duskin Co., Ltd.	223,500	4,244,799

12

The Japanese Small Company Series
continued

		Shares	Value††
Industrials — (Continued)
	Ebara Jitsugyo Co., Ltd.	8,900	$135,626
	Eidai Co., Ltd.	17,000	68,167
	Emori & Co., Ltd.	10,300	104,390
#*	en-japan, Inc.	108	115,530
*	Enshu, Ltd.	194,000	150,769
#*	Fudo Tetra Corp.	317,300	418,044
#	Fujikura, Ltd.	1,656,000	4,607,975
#*	Fujisash Co., Ltd.	72,000	63,276
	Fujitec Co., Ltd.	323,000	1,935,605
#	Fukuda Corp.	575,000	2,182,878
	Fukushima Industries Corp.	29,700	522,397
#	Fukuyama Transporting Co., Ltd.	629,400	3,303,851
	Funai Consulting, Inc.	101,600	668,207
*	Furukawa Co., Ltd.	1,407,000	1,252,037
#*	Furukawa Electric Co., Ltd.	2,035,000	4,058,161
#	Furusato Industries, Ltd.	50,600	443,863
	Futaba Corp.	154,300	1,821,536
	Gecoss Corp.	112,400	762,429
	Glory, Ltd.	246,600	5,985,033
	Hamakyorex Co., Ltd.	19,700	614,132
	Hanwa Co., Ltd.	883,000	3,086,635
#	Hazama Corp.	390,600	865,990
#	Hibiya Engineering, Ltd.	125,900	1,420,732
	Hisaka Works, Ltd.	81,000	563,568
*	Hitachi Cable, Ltd.	823,000	1,081,538
	Hitachi Koki Co., Ltd.	233,100	1,671,996
	Hitachi Metals Techno, Ltd.	56,500	344,395
	Hitachi Tool Engineering, Ltd.	94,000	879,594
	Hitachi Zosen Corp.	3,596,000	4,505,574
	Hokuetsu Industries Co., Ltd.	85,000	181,233
	Hokuriku Electrical Construction Co., Ltd.	56,000	160,824
	Hoshizaki Electric Co., Ltd.	27,700	754,219
	Hosokawa Micron Corp.	142,000	785,754
	Howa Machinery, Ltd.	524,000	492,957
	Ichiken Co., Ltd.	87,000	162,499
	Ichinen Holdings Co., Ltd.	74,800	453,952
	Idec Corp.	137,300	1,078,124
#	Iino Kaiun Kaisha, Ltd.	401,600	1,146,883
	Inaba Denki Sangyo Co., Ltd.	87,400	2,385,844
	Inaba Seisakusho Co., Ltd.	58,800	722,645
	Inabata & Co., Ltd.	317,300	2,050,848
#*	Inui Steamship Co., Ltd.	95,900	235,387
	Iseki & Co., Ltd.	765,000	1,755,106
	Ishii Iron Works Co., Ltd.	114,000	184,353
*	Ishikawa Seisakusho, Ltd.	101,000	78,530
#	Itoki Corp.	174,200	1,083,689
#*	Iwasaki Electric Co., Ltd.	221,000	316,027
	Iwatani Corp.	887,000	3,476,470
	Jalux, Inc.	40,800	425,837
	Jamco Corp.	80,000	385,536
#	Japan Airport Terminal Co., Ltd.	182,600	1,984,872
*	Japan Bridge Corp.	11,300	36,200
#	Japan Foundation Engineering Co., Ltd.	162,500	599,391
	Japan Pulp & Paper Co., Ltd.	464,000	1,383,167
	Japan Transcity Corp.	231,000	790,131
	JK Holdings Co., Ltd.	92,540	449,295
#	JP-Holdings, Inc.	43,700	544,056
#	Juki Corp.	345,000	423,597
	Kamei Corp.	153,000	1,321,878
	Kanaden Corp.	116,000	675,719
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,130,004

13

The Japanese Small Company Series
continued

		Shares	Value††
Industrials — (Continued)
#	Kanamoto Co., Ltd.	124,000	$1,513,324
	Kandenko Co., Ltd.	461,000	2,147,099
*	Kanematsu Corp.	2,078,625	2,451,964
#*	Kanematsu-NNK Corp.	125,000	205,251
*	Katakura Industries Co., Ltd.	115,100	994,588
	Kato Works Co., Ltd.	287,000	792,377
	KAWADA TECHNOLOGIES, Inc.	100,200	1,298,136
	Kawasaki Kinkai Kisen Kaisha, Ltd.	99,000	234,365
#*	Kawasaki Kisen Kaisha, Ltd.	4,568,000	5,790,221
	Keihin Co., Ltd. (The)	199,000	229,442
*	KI Holdings Co., Ltd.	92,000	117,588
	Kimura Chemical Plants Co., Ltd.	74,900	236,512
	King Jim Co., Ltd.	19,300	155,325
	Kinki Sharyo Co., Ltd.	185,000	596,123
	Kintetsu World Express, Inc.	79,000	2,225,082
#	Kitagawa Iron Works Co., Ltd.	369,000	614,951
	Kitano Construction Corp.	242,000	585,133
	Kitazawa Sangyo Co., Ltd.	54,500	104,015
	Kito Corp.	99	82,875
	Kitz Corp.	443,300	1,872,180
	Kodensha Co., Ltd. (The)	14,000	26,892
	Koike Sanso Kogyo Co., Ltd.	149,000	315,546
	Kokusai Co., Ltd.	5,500	42,001
	Kokuyo Co., Ltd.	372,325	2,892,829
	KOMAIHALTEC, Inc.	167,000	441,334
	Komatsu Wall Industry Co., Ltd.	48,300	649,613
	Komori Corp.	407,800	2,135,987
	Kondotec, Inc.	81,600	479,878
#*	Kosaido Co., Ltd.	356,100	1,248,449
#	KRS Corp.	37,200	438,177
*	Kumagai Gumi Co., Ltd.	626,800	565,721
	Kuroda Electric Co., Ltd.	134,700	1,517,913
	Kyodo Printing Co., Ltd.	540,000	1,211,082
*	Kyokuto Boeki Kaisha, Ltd.	58,000	87,293
	Kyokuto Kaihatsu Kogyo Co., Ltd.	210,100	1,749,819
	Kyoritsu Printing Co., Ltd.	5,400	19,133
	Kyosan Electric Manufacturing Co., Ltd.	225,000	732,975
	Kyowa Exeo Corp.	390,700	4,100,745
	Kyudenko Corp.	204,000	923,191
*	Lonseal Corp.	116,000	114,900
	Maeda Corp.	845,000	3,737,980
	Maeda Road Construction Co., Ltd.	291,000	3,653,982
	Maezawa Industries, Inc.	35,700	83,309
	Maezawa Kasei Industries Co., Ltd.	50,700	529,642
	Maezawa Kyuso Industries Co., Ltd.	50,400	637,266
#	Makino Milling Machine Co., Ltd.	481,000	2,261,527
	Marubeni Construction Material Lease Co., Ltd.	75,000	111,874
	Marufuji Sheet Piling Co., Ltd.	1,000	2,245
	Maruka Machinery Co., Ltd.	28,100	340,435
	Maruwn Corp.	59,400	139,289
	Maruyama Manufacturing Co., Inc.	158,000	303,099
	Maruzen Showa Unyu Co., Ltd.	306,000	893,055
	Matsuda Sangyo Co., Ltd.	80,682	1,073,038
	Matsui Construction Co., Ltd.	128,600	447,843
	Max Co., Ltd.	189,000	2,067,378
#	Meidensha Corp.	807,050	2,842,881
#	Meiji Shipping Co., Ltd.	107,200	390,628
	Meisei Industrial Co., Ltd.	44,000	139,015
	Meitec Corp.	144,000	3,170,488
*	Meito Transportation Co., Ltd.	22,000	163,135
#	Meiwa Trading Co., Ltd.	140,000	555,686

14

The Japanese Small Company Series
continued

		Shares	Value††
Industrials — (Continued)
	Mesco, Inc.	30,000	$228,643
#	Minebea Co., Ltd.	1,334,000	4,384,759
	Mirait Holdings Corp.	281,685	2,282,739
	Mitani Corp.	53,700	584,173
	Mitsubishi Kakoki Kaisha, Ltd.	230,000	377,693
	Mitsubishi Pencil Co., Ltd.	104,500	1,849,663
	Mitsubishi Research Institute, Inc.	7,100	157,849
	Mitsuboshi Belting Co., Ltd.	287,000	1,589,769
	Mitsui Engineering & Shipbuilding Co., Ltd.	2,593,000	3,118,696
*	Mitsui Matsushima Co., Ltd.	601,000	851,273
	Mitsui-Soko Co., Ltd.	492,000	1,504,572
	Mitsumura Printing Co., Ltd.	93,000	278,503
#	Miura Co., Ltd.	137,600	3,144,655
	Miyachi Corp.	24,500	155,044
#*	Miyaji Engineering Group, Inc.	851,175	1,450,099
#	Mori Seiki Co., Ltd.	474,500	2,971,917
	Morita Holdings Corp.	156,000	1,310,664
	Moshi Moshi Hotline, Inc.	217,300	3,272,790
#	NAC Co., Ltd.	25,400	563,023
	Nachi-Fujikoshi Corp.	785,000	2,440,547
	Nagase & Co., Ltd.	23,400	249,622
	Nakano Corp.	5,500	10,077
	Namura Shipbuilding Co., Ltd.	14,500	43,230
	Narasaki Sangyo Co., Ltd.	56,000	88,510
	NEC Capital Solutions, Ltd.	45,100	633,180
#	Nichias Corp.	436,000	2,136,756
	Nichiban Co., Ltd.	122,000	382,317
*	Nichiden Corp.	19,000	512,547
	Nichiha Corp.	107,480	1,153,871
	Nichireki Co., Ltd.	96,000	455,126
#	Nihon M&A Center, Inc.	51,900	1,559,975
	Nihon Trim Co., Ltd.	6,300	170,617
	Nikko Co., Ltd.	127,000	477,268
	Nippo Corp.	259,000	2,935,556
	Nippon Carbon Co., Ltd.	533,000	909,005
	Nippon Conveyor Co., Ltd.	194,000	172,589
	Nippon Densetsu Kogyo Co., Ltd.	191,000	1,738,089
	Nippon Denwa Shisetsu Co., Ltd.	203,000	617,627
	Nippon Filcon Co., Ltd.	70,900	346,817
	Nippon Hume Corp.	112,000	568,437
	Nippon Jogesuido Sekkei Co., Ltd.	295	414,056
#	Nippon Kanzai Co., Ltd.	43,000	797,267
	Nippon Koei Co., Ltd.	282,000	921,124
	Nippon Konpo Unyu Soko Co., Ltd.	263,100	3,170,044
#	Nippon Parking Development Co., Ltd.	7,133	386,845
	Nippon Road Co., Ltd. (The)	254,000	938,893
	Nippon Seisen Co., Ltd.	103,000	366,450
#	Nippon Sharyo, Ltd.	324,000	1,177,854
#*	Nippon Sheet Glass Co., Ltd.	4,441,000	3,678,326
#	Nippon Signal Co., Ltd.	234,600	1,314,481
	Nippon Steel Trading Co., Ltd.	294,000	685,457
	Nippon Thompson Co., Ltd.	297,000	1,027,572
	Nippon Tungsten Co., Ltd.	80,000	121,213
	Nippon Yusoki Co., Ltd.	138,000	370,259
	Nishimatsu Construction Co., Ltd.	1,855,000	2,904,239
	Nishio Rent All Co., Ltd.	15,900	189,064
*	Nishishiba Electric Co., Ltd.	45,000	54,708
	Nissei Corp.	104,600	926,281
	Nissei Plastic Industrial Co., Ltd.	337,000	1,276,409
#*	Nissha Printing Co., Ltd.	139,400	1,064,993
	Nisshinbo Holdings, Inc.	653,000	4,271,975

15

The Japanese Small Company Series
continued

		Shares	Value††
Industrials — (Continued)
	Nissin Corp.	350,000	$868,108
#	Nissin Electric Co., Ltd.	203,000	1,174,825
	Nitchitsu Co., Ltd.	58,000	120,009
	Nitta Corp.	107,400	1,652,052
	Nitto Boseki Co., Ltd.	905,000	2,975,346
	Nitto Kogyo Corp.	149,000	2,281,474
#	Nitto Kohki Co., Ltd.	68,300	1,543,804
	Nitto Seiko Co., Ltd.	122,000	319,273
#	Nittoc Construction Co., Ltd.	113,000	406,671
#	Nittoku Engineering Co., Ltd.	58,200	650,040
#	Noda Corp.	169,300	722,822
	Nomura Co., Ltd.	205,000	741,287
	Noritake Co., Ltd.	531,000	1,238,394
	Noritz Corp.	132,900	2,183,371
*	NS United Kaiun Kaisha, Ltd.	470,000	512,413
#*	NTN Corp.	2,301,000	4,128,033
	Obara Corp.	36,200	396,850
#	Obayashi Road Corp.	175,000	445,303
*	Odelic Co., Ltd.	1,400	28,537
	Oiles Corp.	123,842	2,327,402
*	Okamoto Machine Tool Works, Ltd.	163,000	167,546
	Okamura Corp.	289,900	2,103,667
	Okano Valve Manufacturing Co., Ltd.	42,000	107,747
	Oki Electric Cable Co., Ltd.	90,000	132,013
*	OKK Corp.	288,000	328,319
	OKUMA Corp.	656,000	4,009,393
	Okumura Corp.	780,400	2,512,185
	Onoken Co., Ltd.	58,900	470,981
	Organo Corp.	174,000	1,027,681
	OSG Corp.	329,000	4,312,629
	Oyo Corp.	100,900	1,226,243
#	P.S. Mitsubishi Construction Co., Ltd.	76,800	323,188
#	Pasco Corp.	74,000	211,247
	Pasona Group, Inc.	359	221,574
#	Penta-Ocean Construction Co., Ltd.	1,411,500	3,394,298
	Pilot Corp.	774	1,392,572
	Pronexus, Inc.	133,200	782,421
#	Raito Kogyo Co., Ltd.	238,500	1,139,368
	Rheon Automatic Machinery Co., Ltd.	64,000	142,025
	Ryobi, Ltd.	583,200	1,187,246
#	Sakai Heavy Industries, Ltd.	190,000	521,712
	Sakai Moving Service Co., Ltd.	2,000	43,151
*	Sakurada Co., Ltd.	10,000	1,634
#*	Sanix, Inc.	126,100	369,585
	Sanki Engineering Co., Ltd.	340,000	1,571,488
#	Sanko Metal Industrial Co., Ltd.	122,000	301,259
	Sankyo-Tateyama Holdings, Inc.	1,710,000	3,706,721
	Sankyu, Inc.	1,251,000	4,358,022
	Sanritsu Corp.	16,700	102,454
	Sanwa Holdings Corp.	1,039,000	4,153,730
	Sanyo Denki Co., Ltd.	210,000	1,137,932
	Sanyo Engineering & Construction, Inc.	48,000	151,291
	Sanyo Industries, Ltd.	77,000	144,759
	Sasebo Heavy Industries Co., Ltd.	584,000	519,820
#*	Sata Construction Co., Ltd.	128,000	88,012
	Sato Holdings Corp.	111,200	1,547,465
	Sato Shoji Corp.	65,300	392,312
	Sawafuji Electric Co., Ltd.	30,000	73,320
	Secom Joshinetsu Co., Ltd.	33,900	880,882
	Seibu Electric Industry Co., Ltd.	67,000	286,225
	Seika Corp.	285,000	742,542
16

The Japanese Small Company Series
continued

		Shares	Value††
Industrials — (Continued)
#*	Seikitokyu Kogyo Co., Ltd.	542,000	$346,077
	Seino Holdings Co., Ltd.	720,000	4,151,386
	Sekisui Jushi Co., Ltd.	144,000	1,403,445
#	Senko Co., Ltd.	400,000	1,618,796
#	Senshu Electric Co., Ltd.	37,300	436,746
	Shibusawa Warehouse Co., Ltd.	231,000	669,343
	Shibuya Kogyo Co., Ltd.	80,100	903,649
#	Shima Seiki Manufacturing Co., Ltd.	123,700	1,574,239
	Shin Nippon Air Technologies Co., Ltd.	88,780	486,161
	Shin-Keisei Electric Railway Co., Ltd.	174,000	782,277
#	Shinmaywa Industries, Ltd.	440,000	2,387,528
	Shinnihon Corp.	194,800	453,688
	Shinsho Corp.	205,000	365,152
	Shinwa Co., Ltd.	7,100	79,025
	SHO-BOND Holdings Co., Ltd.	101,600	3,072,690
	Shoko Co., Ltd.	323,000	493,757
	Showa Aircraft Industry Co., Ltd.	112,000	550,522
#	Sinfonia Technology Co., Ltd.	502,000	837,079
	Sintokogio, Ltd.	201,000	1,418,476
	Soda Nikka Co., Ltd.	67,000	286,223
	Sodick Co., Ltd.	217,900	827,854
	Sohgo Security Services Co., Ltd.	269,300	3,784,416
	Sotetsu Holdings, Inc.	597,000	2,026,057
#	Space Co., Ltd.	73,420	660,856
	Subaru Enterprise Co., Ltd.	59,000	183,191
	Sugimoto & Co., Ltd.	34,100	318,123
	Sumikin Bussan Corp.	228,000	557,247
#*	Sumiseki Holdings, Inc.	133,200	116,661
	Sumitomo Densetsu Co., Ltd.	98,100	884,935
#*	Sumitomo Mitsui Construction Co., Ltd.	1,020,000	639,559
	Sumitomo Precision Products Co., Ltd.	156,000	660,623
	Sumitomo Warehouse Co., Ltd.	608,000	2,543,728
	Suzuki Metal Industry Co., Ltd.	1,000	1,316
	SWCC Showa Holdings Co., Ltd.	1,732,000	1,236,592
	Tadano, Ltd.	509,579	3,759,339
	Taihei Dengyo Kaisha, Ltd.	158,000	1,021,179
	Taihei Kogyo Co., Ltd.	256,000	1,020,202
	Taiheiyo Kouhatsu, Inc.	166,000	149,836
	Taikisha, Ltd.	136,700	2,902,418
	Takada Kiko Co., Ltd.	247,000	472,997
	Takano Co., Ltd.	51,100	253,111
#*	Takaoka Toko Holdings Co., Ltd.	44,820	656,888
#	Takara Printing Co., Ltd.	38,055	276,140
	Takara Standard Co., Ltd.	501,000	3,759,850
	Takasago Thermal Engineering Co., Ltd.	291,400	2,292,885
#	Takashima & Co., Ltd.	211,000	708,728
*	Takeuchi Manufacturing Co., Ltd.	10,600	93,853
	Takigami Steel Construction Co., Ltd.	50,000	133,307
	Takisawa Machine Tool Co., Ltd.	244,000	290,519
	Takuma Co., Ltd.	365,000	1,857,675
#	Tanseisha Co., Ltd.	84,000	249,625
#	Tatsuta Electric Wire & Cable Co., Ltd.	237,000	2,357,613
	TECHNO ASSOCIE Co., Ltd.	58,400	465,297
	Techno Ryowa, Ltd.	71,390	342,576
	Teikoku Electric Manufacturing Co., Ltd.	31,800	404,923
	Teikoku Sen-I Co., Ltd.	97,000	727,242
	Tekken Corp.	763,000	974,984
#	Temp Holdings Co., Ltd.	48,600	583,905
	Teraoka Seisakusho Co., Ltd.	53,600	211,599
	TOA Corp.	784,000	1,120,746
#	TOA ROAD Corp.	161,000	429,591

17

The Japanese Small Company Series
continued

		Shares	Value††
Industrials — (Continued)
*	Tobishima Corp.	479,600	$444,738
	Tocalo Co., Ltd.	68,300	992,648
	Toda Corp.	1,019,000	3,076,754
	Toenec Corp.	212,000	1,163,171
	TOKAI Holdings Corp.	229,700	935,026
	Tokai Lease Co., Ltd.	98,000	205,078
	Tokyo Energy & Systems, Inc.	143,000	622,802
	Tokyo Keiki, Inc.	287,000	453,986
*	Tokyo Kikai Seisakusho, Ltd.	300,000	146,450
	Tokyo Sangyo Co., Ltd.	78,000	248,170
	Tokyu Community Corp.	32,900	1,180,355
	Tokyu Construction Co., Ltd.	191,490	350,110
	Toli Corp.	236,000	484,604
#	Tomoe Corp.	115,500	377,823
#	Tomoe Engineering Co., Ltd.	20,800	350,978
	Tonami Holdings Co., Ltd.	331,000	734,332
	Toppan Forms Co., Ltd.	213,400	2,010,269
	Torishima Pump Manufacturing Co., Ltd.	90,400	631,765
	Toshiba Machine Co., Ltd.	563,000	2,442,184
	Toshiba Plant Systems & Services Corp.	191,450	2,590,332
	Tosho Printing Co., Ltd.	243,000	380,838
	Totetsu Kogyo Co., Ltd.	129,400	1,482,216
#	Toyo Construction Co., Ltd.	287,300	875,819
	Toyo Electric Manufacturing Co., Ltd.	162,000	443,944
	Toyo Engineering Corp.	581,400	2,406,470
	Toyo Machinery & Metal Co., Ltd.	42,400	97,241
#	Toyo Tanso Co., Ltd.	51,600	978,922
#	Toyo Wharf & Warehouse Co., Ltd.	274,000	433,398
#	Trancom Co., Ltd.	19,400	366,993
	Trinity Industrial Corp.	56,000	177,238
	Trusco Nakayama Corp.	98,900	1,783,049
	Tsubakimoto Chain Co., Ltd.	620,700	3,040,807
	Tsubakimoto Kogyo Co., Ltd.	97,000	280,878
#*	Tsudakoma Corp.	211,000	269,562
#	Tsugami Corp.	333,000	2,077,456
	Tsukishima Kikai Co., Ltd.	127,000	1,074,552
	Tsurumi Manufacturing Co., Ltd.	94,000	706,492
	TTK Co., Ltd.	62,000	279,563
	Uchida Yoko Co., Ltd.	331,000	899,901
#	Ueki Corp.	406,000	793,841
#	Union Tool Co., Ltd.	59,700	903,957
	Utoc Corp.	92,900	271,131
#*	Wakachiku Construction Co., Ltd.	1,204,000	1,071,306
*	Wakita & Co., Ltd.	47,000	331,552
#	Weathernews, Inc.	33,000	1,093,380
	Yahagi Construction Co., Ltd.	141,500	602,777
	Yamabiko Corp.	28,882	371,919
	Yamato Corp.	82,000	274,284
	Yamaura Corp.	34,500	96,059
	Yamazen Co., Ltd.	305,500	1,883,270
	Yasuda Warehouse Co., Ltd. (The)	95,800	629,270
	Yokogawa Bridge Holdings Corp.	140,400	1,021,730
	Yondenko Corp.	132,800	481,098
	Yuasa Trading Co., Ltd.	894,000	1,479,770
	Yuken Kogyo Co., Ltd.	157,000	269,600
	Yurtec Corp.	256,000	857,500
	Yusen Logistics Co., Ltd.	85,400	723,361
#	Yushin Precision Equipment Co., Ltd.	53,034	930,157
Total Industrials			440,161,049

18

The Japanese Small Company Series
continued

		Shares	Value††
Information Technology — (9.6%)
*	1st Holdings, Inc.	20,700	$133,169
	A&D Co., Ltd.	44,300	142,632
	Ai Holdings Corp.	251,400	1,600,438
	Aichi Tokei Denki Co., Ltd.	113,000	386,863
	Aiphone Co., Ltd.	71,400	1,237,393
	Allied Telesis Holdings K.K.	470,700	419,039
	Alpha Systems, Inc.	32,760	386,887
#	Alps Electric Co., Ltd.	808,000	4,776,946
	Amano Corp.	281,000	2,306,092
#	Anritsu Corp.	392,000	4,931,192
	AOI Electronic Co., Ltd.	35,200	519,822
	Argo Graphics, Inc.	5,100	66,236
	Arisawa Manufacturing Co., Ltd.	138,600	329,745
	Asahi Net, Inc.	63,000	305,220
	Axell Corp.	33,500	822,271
*	Bit-isle, Inc.	57,800	537,368
	CAC Corp.	63,500	534,688
	Canon Electronics, Inc.	102,600	2,162,191
#	Capcom Co., Ltd.	74,900	1,428,479
	Chino Corp.	151,000	370,954
	CMK Corp.	263,200	858,966
	Computer Engineering & Consulting, Ltd.	61,500	353,100
	Core Corp.	45,700	418,300
	Cresco, Ltd.	23,200	152,186
	Cybernet Systems Co., Ltd.	85	23,388
#	Cybozu, Inc.	1,347	428,384
*	DA Consortium, Inc.	9	2,699
*	Dai-ichi Seiko Co., Ltd.	40,400	552,524
	Daishinku Corp.	97,000	275,018
	Daito Electron Co., Ltd.	5,900	24,417
	Daiwabo Holdings Co., Ltd.	971,000	1,799,248
#	Denki Kogyo Co., Ltd.	319,000	1,467,489
#*	Digital Garage, Inc.	783	1,510,044
	DKK TOA Corp.	31,000	108,638
	DTS Corp.	101,400	1,400,783
	Dwango Co., Ltd.	308	509,427
	Eizo Nanao Corp.	81,900	1,284,895
	Elecom Co., Ltd.	16,700	264,818
#	Elematec Corp.	20,271	259,352
	EM Systems Co., Ltd.	8,400	190,643
#	Enplas Corp.	42,400	1,514,655
	ESPEC Corp.	96,800	775,676
	Excel Co., Ltd.	12,800	107,578
*	F@N Communications, Inc.	76	150,907
	Faith, Inc.	1,942	204,912
#*	FDK Corp.	355,000	284,588
*	Ferrotec Corp.	131,700	518,378
	Fuji Electronics Co., Ltd.	28,600	383,227
#	Fuji Soft, Inc.	100,600	2,135,786
	Fujitsu Frontech, Ltd.	77,500	411,369
	Furuno Electric Co., Ltd.	10,000	38,843
	Furuya Metal Co., Ltd.	1,800	48,870
	Future Architect, Inc.	1,172	453,479
#	GMO Internet, Inc.	321,000	2,246,764
	GMO Payment Gateway, Inc.	8,100	131,116
#*	GungHo Online Entertainment, Inc.	185	907,653
	Gurunavi, Inc.	25,800	286,015
	Hakuto Co., Ltd.	73,700	671,410
	Hioki EE Corp.	28,200	481,313
	Hitachi Kokusai Electric, Inc.	249,500	1,692,719
	Hochiki Corp.	97,000	491,329

19

The Japanese Small Company Series
continued

		Shares	Value††
Information Technology — (Continued)
#	Hokuriku Electric Industry Co., Ltd.	330,000	$360,028
	Horiba, Ltd.	179,850	4,907,305
	Hosiden Corp.	275,600	1,494,641
	Icom, Inc.	49,700	1,038,833
*	Ikegami Tsushinki Co., Ltd.	174,000	102,493
	Ines Corp.	202,300	1,290,780
	I-Net Corp.	47,800	341,980
*	Infocom Corp.	76	94,856
	Information Services International-Dentsu, Ltd.	76,700	668,694
	Innotech Corp.	61,800	258,037
	Internet Initiative Japan, Inc.	102,200	2,670,395
*	Iriso Electronics Co., Ltd.	13,900	192,702
	IT Holdings Corp.	376,801	4,696,096
	ITC Networks Corp.	85,900	688,386
	ITFOR, Inc.	34,300	122,871
*	Iwatsu Electric Co., Ltd.	354,000	248,385
	Japan Aviation Electronics Industry, Ltd.	252,600	2,013,882
#	Japan Cash Machine Co., Ltd.	79,315	676,078
	Japan Digital Laboratory Co., Ltd.	109,700	1,143,185
#*	Japan Radio Co., Ltd.	230,000	527,726
#	Jastec Co., Ltd.	61,400	422,226
	JBCC Holdings, Inc.	75,900	525,368
	JFE Systems, Inc.	163	145,521
	JIEC Co., Ltd.	156	184,695
*	Justsystems Corp.	28,600	76,381
	Kaga Electronics Co., Ltd.	103,300	941,125
	Kanematsu Electronics, Ltd.	83,100	923,413
	Koa Corp.	157,400	1,230,981
	Kyoden Co., Ltd.	156,900	232,426
#	Kyoei Sangyo Co., Ltd.	97,000	159,118
	Kyowa Electronic Instruments Co., Ltd.	56,000	173,660
	Lasertec Corp.	41,000	745,508
	Macnica, Inc.	50,100	987,116
#	Macromill, Inc.	105,800	1,293,985
	Marubun Corp.	98,500	410,718
#	Maruwa Co., Ltd.	45,400	1,337,270
*	Marvelous AQL, Inc.	1,031	336,169
#	Megachips Corp.	99,400	2,220,758
#	Meiko Electronics Co., Ltd.	31,700	245,683
	Meisei Electric Co., Ltd.	307,000	257,676
#	Melco Holdings, Inc.	62,700	1,308,708
*	Micronics Japan Co., Ltd.	8,000	29,091
	Mimasu Semiconductor Industry Co., Ltd.	86,881	682,900
*	Miraial Co., Ltd.	7,400	141,049
	Miroku Jyoho Service Co., Ltd.	105,000	450,096
*	Mitsui High-Tec, Inc.	131,600	978,336
	Mitsui Knowledge Industry Co., Ltd.	3,643	594,728
*	Mitsumi Electric Co., Ltd.	424,500	2,043,200
	MTI, Ltd.	383	369,374
#	Mutoh Holdings Co., Ltd.	160,000	350,925
*	Nagano Japan Radio Co., Ltd.	44,000	56,191
	Nagano Keiki Co., Ltd.	5,300	46,867
	Nakayo Telecommunications, Inc.	485,000	1,603,711
	NEC Fielding, Ltd.	95,000	1,115,363
	NEC Networks & System Integration Corp.	109,600	2,002,215
	Net One Systems Co., Ltd.	434,500	4,836,269
*	New Japan Radio Co., Ltd.	2,000	3,713
	Nichicon Corp.	270,300	1,840,139
	Nidec Copal Electronics Corp.	56,800	290,291
	Nifty Corp.	324	503,493
#	Nihon Dempa Kogyo Co., Ltd.	83,400	905,328

20

The Japanese Small Company Series
continued

		Shares	Value††
Information Technology — (Continued)
	Nihon Unisys, Ltd.	251,575	$1,829,210
#	Nippon Ceramic Co., Ltd.	88,600	1,186,323
#*	Nippon Chemi-Con Corp.	655,000	952,682
	Nippon Kodoshi Corp.	2,300	20,723
	Nippon Systemware Co., Ltd.	27,900	110,779
	Nohmi Bosai, Ltd.	123,000	778,717
	NS Solutions Corp.	79,400	1,607,145
	NSD Co., Ltd.	183,000	1,751,916
#*	Nuflare Technology, Inc.	117	890,443
	Obic Business Consultants Co., Ltd.	23,550	1,244,257
	Ohara, Inc.	14,300	108,929
	Okaya Electric Industries Co., Ltd.	73,000	288,940
#*	Oki Electric Industry Co., Ltd.	3,198,000	3,212,793
	ONO Sokki Co., Ltd.	103,000	453,548
#	Optex Co., Ltd.	38,200	409,230
	Origin Electric Co., Ltd.	141,000	547,185
	Osaki Electric Co., Ltd.	152,000	815,227
	Panasonic Industrial Devices SUNX Co., Ltd.	110,800	446,962
	Panasonic Information Systems Co., Ltd.	13,600	326,111
	PCA Corp.	17,500	218,725
#*	Renesas Electronics Corp.	153,200	567,395
	Riken Keiki Co., Ltd.	78,500	487,814
	Riso Kagaku Corp.	71,100	1,153,566
	Roland DG Corp.	54,400	587,279
	Ryoden Trading Co., Ltd.	147,000	832,478
	Ryosan Co., Ltd.	158,500	2,675,469
	Ryoyo Electro Corp.	113,200	1,131,124
#	Sanken Electric Co., Ltd.	531,000	1,658,727
	Sanko Co., Ltd.	9,000	24,819
	Sanshin Electronics Co., Ltd.	139,500	1,048,127
	Satori Electric Co., Ltd.	79,080	428,223
	Saxa Holdings, Inc.	307,000	503,574
	SCSK Corp.	145,263	2,473,606
#	Seiko Epson Corp.	663,300	3,688,714
*	Shibaura Electronics Co., Ltd.	5,700	65,238
#*	Shibaura Mechatronics Corp.	147,000	244,915
#	Shindengen Electric Manufacturing Co., Ltd.	346,000	802,771
	Shinkawa, Ltd.	68,300	292,131
	Shinko Electric Industries Co., Ltd.	342,500	2,132,507
	Shinko Shoji Co., Ltd.	89,900	777,886
	Shizuki Electric Co., Inc.	103,000	361,274
#	Siix Corp.	83,900	1,236,936
	Simplex Holdings, Inc.	1,569	477,712
#	SMK Corp.	294,000	737,234
	Softbank Technology Corp.	500	4,961
	Soshin Electric Co., Ltd.	4,600	17,104
	SRA Holdings, Inc.	49,700	541,749
	Star Micronics Co., Ltd.	196,400	1,838,473
	Sumida Corp.	53,049	248,564
	Sun-Wa Technos Corp.	12,600	92,615
	Systena Corp.	1,117	963,662
	Tachibana Eletech Co., Ltd.	62,400	506,611
#	Taiyo Yuden Co., Ltd.	499,400	4,236,718
	Tamura Corp.	344,000	753,970
#*	Teac Corp.	351,000	114,277
	Tecmo Koei Holdings Co., Ltd.	150,730	1,233,800
	Teikoku Tsushin Kogyo Co., Ltd.	176,000	290,921
*	Thine Electronics, Inc.	33	27,284
	TKC Corp.	86,800	1,694,256
#*	Toko, Inc.	232,000	532,047
#	Tokyo Electron Device, Ltd.	342	577,329

21

The Japanese Small Company Series
continued

		Shares	Value††
Information Technology — (Continued)
	Tokyo Seimitsu Co., Ltd.	183,100	$2,766,587
	Tomen Devices Corp.	2,400	51,683
	Tomen Electronics Corp.	52,600	667,415
#	Topcon Corp.	198,200	940,354
	Tose Co., Ltd.	22,100	138,329
	Toshiba TEC Corp.	631,000	2,948,840
#	Toukei Computer Co., Ltd.	26,810	378,958
#	Towa Corp.	95,200	534,717
	Toyo Corp.	139,400	1,593,786
	Transcosmos, Inc.	122,300	1,362,218
	UKC Holdings Corp.	24,600	459,182
#*	Ulvac, Inc.	211,000	1,335,832
	Uniden Corp.	377,000	880,189
*	UT Holdings Co., Ltd.	113	60,976
#	V Technology Co., Ltd.	195	348,570
	Wacom Co., Ltd.	1,731	5,027,984
*	Wellnet Corp.	10,700	90,873
	Y.A.C. Co., Ltd.	37,700	228,073
*	Yamaichi Electronics Co., Ltd.	75,700	122,575
*	Yashima Denki Co., Ltd.	100	426
	Yokowo Co., Ltd.	69,500	336,481
*	Zappallas, Inc.	374	333,718
	Zuken, Inc.	94,600	592,908
Total Information Technology			182,222,047

Materials — (9.6%)
	Achilles Corp.	703,000	907,159
	Adeka Corp.	389,900	2,940,581
	Agro-Kanesho Co., Ltd.	14,000	75,192
	Aichi Steel Corp.	484,000	1,802,354
	Alconix Corp.	16,600	272,359
	Arakawa Chemical Industries, Ltd.	67,700	527,203
	Araya Industrial Co., Ltd.	276,000	370,009
#	Asahi Holdings, Inc.	115,950	1,955,572
	Asahi Organic Chemicals Industry Co., Ltd.	343,000	812,337
#	Asahi Printing Co., Ltd.	800	21,268
*	C Uyemura & Co., Ltd.	2,700	88,917
	Chuetsu Pulp & Paper Co., Ltd.	568,000	967,938
#*	Chugai Mining Co., Ltd.	852,400	149,713
	Chugoku Marine Paints, Ltd.	287,000	1,416,891
*	Chugokukogyo Co., Ltd.	62,000	62,230
	Chuo Denki Kogyo Co., Ltd.	90,000	304,539
#*	Co-Op Chemical Co., Ltd.	159,000	178,959
	Dai Nippon Toryo, Ltd.	533,000	561,676
#	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	210,345
	Daiichi Kogyo Seiyaku Co., Ltd.	146,000	355,096
	Daiken Corp.	401,000	884,647
	Daiki Aluminium Industry Co., Ltd.	66,000	170,421
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	319,000	1,338,760
#	Daio Paper Corp.	411,500	2,273,096
	Daiso Co., Ltd.	355,000	983,567
	DC Co., Ltd.	113,900	334,442
	Dynapac Co., Ltd.	25,000	68,932
	Earth Chemical Co., Ltd.	50,100	1,860,283
	FP Corp.	61,200	4,600,656
	Fuji Seal International, Inc.	88,400	1,883,257
	Fujikura Kasei Co., Ltd.	96,500	408,054
	Fujimi, Inc.	59,700	1,165,821
	Fujimori Kogyo Co., Ltd.	26,000	615,968
	Fumakilla, Ltd.	85,000	289,240
#	Furukawa-Sky Aluminum Corp.	409,000	959,237

22

The Japanese Small Company Series
continued

		Shares	Value††
Materials — (Continued)
	Geostar Corp.	14,000	$24,587
	Godo Steel, Ltd.	899,000	1,340,483
	Gun Ei Chemical Industry Co., Ltd.	347,000	843,169
	Harima Chemicals, Inc.	73,300	336,751
#	Hodogaya Chemical Co., Ltd.	265,000	494,777
	Hokkan Holdings, Ltd.	283,000	797,872
	Hokko Chemical Industry Co., Ltd.	90,000	247,043
#	Hokuetsu Kishu Paper Co., Ltd.	862,199	4,417,725
#*	Hokushin Co., Ltd.	61,400	137,087
	Honshu Chemical Industry Co., Ltd.	32,000	159,362
	Ihara Chemical Industry Co., Ltd.	161,000	761,542
	Ise Chemical Corp.	83,000	521,528
#*	Ishihara Sangyo Kaisha, Ltd.	1,503,500	1,167,836
	Ishizuka Glass Co., Ltd.	109,000	181,416
	Japan Carlit Co., Ltd.	59,800	300,383
	Japan Pure Chemical Co., Ltd.	59	133,045
	JCU Corp.	5,600	194,768
	JSP Corp.	103,900	1,344,626
#	Kanto Denka Kogyo Co., Ltd.	203,000	320,870
	Katakura Chikkarin Co., Ltd.	43,000	99,278
	Kawakin Holdings Co., Ltd.	11,000	39,698
	Kawasaki Kasei Chemicals, Ltd.	121,000	136,577
	Koatsu Gas Kogyo Co., Ltd.	163,493	850,738
*	KOGI Corp.	30,000	52,558
	Kohsoku Corp.	61,900	531,349
	Konishi Co., Ltd.	66,900	1,002,749
#*	Kumiai Chemical Industry Co., Ltd.	242,000	1,097,098
	Kureha Corp.	594,500	2,312,052
#	Kurimoto, Ltd.	702,000	2,146,613
	Kurosaki Harima Corp.	221,000	509,946
#	Kyoei Steel, Ltd.	76,600	1,194,512
	Kyowa Leather Cloth Co., Ltd.	71,700	234,553
	Lintec Corp.	218,400	3,777,789
	MEC Co., Ltd.	63,300	177,674
*	Mitsubishi Paper Mills, Ltd.	1,159,000	987,025
	Mitsubishi Steel Manufacturing Co., Ltd.	593,000	1,011,894
*	Mitsui Mining & Smelting Co., Ltd.	2,683,000	5,679,528
	Mory Industries, Inc.	154,000	426,460
	Nakabayashi Co., Ltd.	181,000	382,990
#*	Nakayama Steel Works, Ltd.	639,000	312,232
	Neturen Co., Ltd.	152,800	932,628
#*	New Japan Chemical Co., Ltd.	115,700	393,619
	Nichia Steel Works, Ltd.	175,900	405,623
	Nihon Kagaku Sangyo Co., Ltd.	78,000	485,407
	Nihon Nohyaku Co., Ltd.	230,000	1,020,190
	Nihon Parkerizing Co., Ltd.	240,000	3,622,056
	Nihon Yamamura Glass Co., Ltd.	490,000	1,019,044
#	Nippon Carbide Industries Co., Inc.	270,000	671,150
*	Nippon Chemical Industrial Co., Ltd.	297,000	368,736
	Nippon Chutetsukan K.K.	50,000	111,098
	Nippon Chuzo K.K.	111,000	118,358
	Nippon Coke & Engineering Co., Ltd.	1,032,500	1,216,653
#	Nippon Concrete Industries Co., Ltd.	180,000	558,950
	Nippon Denko Co., Ltd.	444,000	1,039,843
	Nippon Fine Chemical Co., Ltd.	85,600	566,456
#	Nippon Kasei Chemical Co., Ltd.	309,000	387,347
#*	Nippon Kinzoku Co., Ltd.	222,000	292,293
	Nippon Koshuha Steel Co., Ltd.	376,000	344,285
*	Nippon Light Metal Holdings Co., Ltd.	2,388,000	2,155,822
#	Nippon Paper Group, Inc.	139,700	1,597,673
	Nippon Pigment Co., Ltd.	9,000	19,158

23

The Japanese Small Company Series
continued

		Shares	Value††
Materials — (Continued)
	Nippon Pillar Packing Co., Ltd.	83,000	$518,203
	Nippon Soda Co., Ltd.	655,000	2,847,172
	Nippon Synthetic Chemical Industry Co., Ltd. (The)	256,000	1,680,416
	Nippon Valqua Industries, Ltd.	340,000	912,129
#*	Nippon Yakin Kogyo Co., Ltd.	618,500	550,785
#*	Nisshin Steel Holdings Co., Ltd.	318,892	2,113,164
	Nittetsu Mining Co., Ltd.	375,000	1,508,470
	Nitto FC Co., Ltd.	72,000	454,209
	NOF Corp.	728,000	3,475,952
	Okabe Co., Ltd.	190,900	1,203,656
	Okamoto Industries, Inc.	400,000	1,557,684
	Okura Industrial Co., Ltd.	305,000	829,905
#	Osaka Organic Chemical Industry, Ltd.	66,000	296,522
	Osaka Steel Co., Ltd.	77,700	1,286,223
#	Osaka Titanium Technologies Co., Ltd.	89,600	1,774,132
#	Pacific Metals Co., Ltd.	735,000	2,498,511
	Pack Corp. (The)	66,300	1,178,483
#*	Rasa Industries, Ltd.	370,000	329,434
	Rengo Co., Ltd.	915,000	3,999,241
	Riken Technos Corp.	197,000	496,681
*	S Science Co., Ltd.	2,704,000	67,744
	Sakai Chemical Industry Co., Ltd.	410,000	1,104,027
	Sakata INX Corp.	196,000	968,977
	Sanyo Chemical Industries, Ltd.	305,000	1,720,944
	Sanyo Special Steel Co., Ltd.	522,300	1,557,334
	Sekisui Plastics Co., Ltd.	209,000	474,314
	Shikoku Chemicals Corp.	184,000	998,929
	Shinagawa Refractories Co., Ltd.	224,000	438,151
	Shin-Etsu Polymer Co., Ltd.	224,100	747,195
	Shinko Wire Co., Ltd.	184,000	283,737
	Somar Corp.	42,000	86,781
	Stella Chemifa Corp.	45,900	862,368
#	Sumitomo Bakelite Co., Ltd.	922,000	3,290,841
#	Sumitomo Light Metal Industries, Ltd.	2,296,000	1,869,545
	Sumitomo Osaka Cement Co., Ltd.	1,848,000	6,016,617
	Sumitomo Pipe & Tube Co., Ltd.	108,100	757,389
	Sumitomo Seika Chemicals Co., Ltd.	223,000	779,795
	T&K Toka Co., Ltd.	2,000	24,937
	T. Hasegawa Co., Ltd.	121,300	1,535,812
	Taisei Lamick Co., Ltd.	21,300	625,479
	Taiyo Holdings Co., Ltd.	74,400	2,093,404
	Takasago International Corp.	356,000	1,812,952
	Takiron Co., Ltd.	304,000	1,085,218
*	Tanaka Chemical Corp.	1,100	4,442
	Tayca Corp.	151,000	426,148
	Tenma Corp.	87,000	863,332
#	Titan Kogyo K.K.	111,000	303,089
	Toagosei Co., Ltd.	1,096,000	4,468,291
#	Toda Kogyo Corp.	161,000	478,008
#	Toho Titanium Co., Ltd.	85,300	758,545
	Toho Zinc Co., Ltd.	624,000	2,119,639
	Tokai Carbon Co., Ltd.	1,004,000	3,225,506
	Tokushu Tokai Paper Co., Ltd.	501,580	1,237,154
#	Tokuyama Corp.	1,639,000	3,144,841
	Tokyo Ohka Kogyo Co., Ltd.	180,800	3,686,263
#	Tokyo Rope Manufacturing Co., Ltd.	581,000	641,365
	Tokyo Steel Manufacturing Co., Ltd.	555,700	1,785,364
	Tokyo Tekko Co., Ltd.	94,000	324,000
	TOMOEGAWA CO., LTD.	125,000	223,957
	Tomoku Co., Ltd.	294,000	805,953
#	Topy Industries, Ltd.	848,000	1,647,131

24

The Japanese Small Company Series
continued

	Shares	Value††
Materials — (Continued)
# Tosoh Corp.	2,242,000	$4,388,986
Toyo Ink SC Holdings Co., Ltd.	867,000	3,194,599
Toyo Kohan Co., Ltd.	247,000	616,363
TYK Corp.	138,000	262,871
Ube Material Industries, Ltd.	226,000	616,790
Wood One Co., Ltd.	169,000	476,242
Yodogawa Steel Works, Ltd.	786,500	2,532,949
* Yuki Gosei Kogyo Co., Ltd.	64,000	173,244
Yushiro Chemical Industry Co., Ltd.	47,100	451,734
Total Materials		183,401,559

Telecommunication Services — (0.3%)
# eAccess, Ltd.	10,102	5,098,126
* Japan Communications, Inc.	767	49,073
Okinawa Cellular Telephone Co.	3,300	68,735
Total Telecommunication Services		5,215,934

Utilities — (0.4%)
# Hokkaido Gas Co., Ltd.	210,000	594,596
Hokuriku Gas Co., Ltd.	99,000	254,186
Okinawa Electric Power Co., Ltd.	70,571	2,161,361
Saibu Gas Co., Ltd.	1,406,000	3,699,081
Shizuoka Gas Co., Ltd.	249,500	1,776,243
Total Utilities		8,485,467
TOTAL COMMON STOCKS		1,671,206,423

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (12.0%)
§@ DFA Short Term Investment Fund	19,446,845	225,000,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12 (Collateralized
by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at $4,044,497) to be
repurchased at $3,965,232	$3,965	3,965,193
TOTAL SECURITIES LENDING COLLATERAL		228,965,193

TOTAL INVESTMENTS — (100.0%)
(Cost $2,096,684,195)		$1,900,171,616

25

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2012

		Shares	Value††
COMMON STOCKS — (83.0%)
AUSTRALIA — (47.4%)
*	AAT Corp., Ltd.	9,992	$—
*	ABM Resources NL	4,447,721	239,793
#*	Acer Energy, Ltd.	229,729	68,252
	Acrux, Ltd.	703,625	2,363,956
#	Adelaide Brighton, Ltd.	1,885,757	6,199,102
#	Aditya Birla Minerals, Ltd.	878,000	418,219
*	AED Oil, Ltd.	363,401	—
#*	Ainsworth Game Technology, Ltd.	361,760	893,570
*	AJ Lucas Group, Ltd.	317,969	263,762
*	Alchemia, Ltd.	724,903	407,801
*	Alcyone Resources, Ltd.	4,043,277	205,481
#*	Alkane Resources, Ltd.	1,255,636	1,104,448
*	Alliance Resources, Ltd.	444,483	112,728
*	Altona Mining, Ltd.	1,108,169	309,930
#	Alumina, Ltd.	79,006	78,866
*	Amadeus Energy, Ltd.	819,137	165,959
	Amalgamated Holdings, Ltd.	462,896	3,266,040
#	Amcom Telecommunications, Ltd.	556,812	738,767
*	Ampella Mining, Ltd.	108,829	54,146
	Ansell, Ltd.	503,479	8,157,816
#*	Antares Energy, Ltd.	937,175	504,742
	AP Eagers, Ltd.	225,085	888,258
#	APN News & Media, Ltd.	2,209,800	846,930
#*	Aquarius Platinum, Ltd.	1,550,854	920,168
#*	Aquila Resources, Ltd.	171,615	477,707
#*	Arafura Resources, Ltd.	1,093,749	226,701
	ARB Corp., Ltd.	347,600	3,703,932
#	Aristocrat Leisure, Ltd.	2,580,305	7,542,048
	Arrium, Ltd.	6,037,433	4,903,780
#	ASG Group, Ltd. (6207214)	514,931	336,307
*	ASG Group, Ltd. (B844JF1)	737	482
*	Aspire Mining, Ltd.	636,763	55,907
*	Astron Corp., Ltd.	33,786	42,756
#*	Atlantic, Ltd.	238,482	74,328
*	Atlas Iron, Ltd.	1,147,150	1,821,748
#*	Aurora Oil & Gas, Ltd.	1,114,903	4,512,172
	Ausdrill, Ltd.	1,466,628	4,328,026
	Ausenco, Ltd.	343,044	1,122,532
#*	Ausgold, Ltd.	52,096	8,633
#*	Austal, Ltd.	581,980	739,810
	Austbrokers Holdings, Ltd.	103,298	836,289
	Austin Engineering, Ltd.	188,444	845,989
*	Austpac Resources NL	2,524,951	94,315
*	Australian Agricultural Co., Ltd.	923,263	1,245,148
	Australian Infrastructure Fund NL	3,606,473	11,122,393
	Australian Pharmaceutical Industries, Ltd.	2,452,401	1,196,525
	Automotive Holdings Group, Ltd.	586,489	1,940,569
#*	Avanco Resources, Ltd.	2,010,636	260,300
*	Avita Medical, Ltd.	58,058	7,853
#	AVJennings, Ltd.	5,185,036	1,751,655
	AWE, Ltd.	2,111,897	2,909,476
#*	Azimuth Resources, Ltd.	334,414	128,439
#*	Azumah Resources, Ltd.	737,953	95,582
*	Ballarat South Gold, Ltd.	1,996	—
#*	Bandanna Energy, Ltd.	622,869	219,008
	Bank of Queensland, Ltd.	94,112	739,052
#*	Bannerman Resources, Ltd.	332,217	28,908
#*	Bathurst Resources, Ltd.	767,231	345,280

1

The Asia Pacific Small Company Series
continued

		Shares	Value††
AUSTRALIA — (Continued)
#	BC Iron, Ltd.	258,613	$743,423
#	Beach Energy, Ltd.	5,525,248	7,891,340
#*	Beadell Resources, Ltd.	1,500,515	1,514,583
*	Berkeley Resources, Ltd.	434,006	211,499
	Beyond International, Ltd.	61,256	76,305
#	Billabong International, Ltd.	1,600,753	1,466,159
*	Bionomics, Ltd.	345,313	112,973
#*	Biota Holdings, Ltd.	1,027,571	634,672
*	Bisalloy Steel Group, Ltd.	93,800	132,427
#	Blackmores, Ltd.	79,054	2,435,634
#*	Blackthorn Resources, Ltd.	123,339	155,075
*	BlueScope Steel, Ltd.	13,572,369	6,673,452
	Boart Longyear, Ltd.	2,638,658	3,985,039
*	Boom Logistics, Ltd.	763,163	245,353
*	Boulder Steel, Ltd.	1,285,101	42,106
#	Bradken, Ltd.	1,022,589	5,234,406
#	Breville Group, Ltd.	598,466	3,715,325
	Brickworks, Ltd.	132,797	1,533,558
	BSA, Ltd.	666,656	124,342
#	BT Investment Management, Ltd.	193,869	446,791
*	Buccaneer Energy, Ltd.	3,660,894	227,966
*	Buru Energy, Ltd. (B3CCKH1)	373,526	1,074,150
*	Buru Energy, Ltd. (B83VSV2)	32,251	93,070
#	Cabcharge Australia, Ltd.	562,463	3,450,894
*	Calliden Group, Ltd.	389,687	65,906
#*	Cape Lambert Resources, Ltd.	373,413	98,744
*	Capral, Ltd.	58,499	12,423
	Cardno, Ltd.	505,707	4,215,933
#*	Carnarvon Petroleum, Ltd.	4,479,867	375,570
*	Carnegie Wave Energy, Ltd.	263,165	10,917
#	carsales.com, Ltd.	1,220,399	9,444,501
#	Cash Converters International, Ltd.	1,192,545	1,095,093
*	CDS Technologies, Ltd.	13,276	—
	Cedar Woods Properties, Ltd.	136,814	602,270
*	Centaurus Metals, Ltd.	143,557	49,976
#*	Central Petroleum, Ltd.	1,759,865	355,947
*	Centrebet International, Ltd. Claim Units	81,336	—
*	Centrex Metals, Ltd.	13,701	2,629
#*	Ceramic Fuel Cells, Ltd.	3,882,106	318,027
#*	Cerro Resources NL	1,961,035	196,959
#*	CGA Mining, Ltd.	10,124	29,939
#*	Chalice Gold Mines, Ltd.	320,684	85,120
	Challenger, Ltd.	198,545	664,730
	Chandler Macleod Group, Ltd.	338,118	150,754
*	ChemGenex Pharmaceuticals, Ltd.	115,291	—
*	Chesser Resources, Ltd.	148,340	66,151
*	Citigold Corp., Ltd.	3,765,806	219,181
#	Clarius Group, Ltd.	1,126,662	455,590
*	Clinuvel Pharmaceuticals, Ltd.	118,435	198,663
#	Clough, Ltd.	1,527,345	1,235,354
	Clover Corp., Ltd.	269,348	148,175
*	CO2 Group, Ltd.	774,201	84,444
*	Coal of Africa, Ltd.	668,800	148,652
#*	Coalspur Mines, Ltd.	1,239,823	1,206,639
*	Cobar Consolidated Resources, Ltd.	75,663	44,734
#*	Cockatoo Coal, Ltd.	3,318,970	566,694
#	Codan, Ltd.	170,881	381,084
#*	Coffey International, Ltd.	1,048,636	407,043
	Collection House, Ltd.	1,909,459	1,940,538
	Consolidated Media Holdings, Ltd.	1,276,820	4,543,366
*	Continental Coal, Ltd.	658,378	37,516

2

The Asia Pacific Small Company Series
continued

		Shares	Value††
AUSTRALIA — (Continued)
#*	Cooper Energy, Ltd.	336,842	$205,568
	Coventry Group, Ltd.	144,778	447,626
	Credit Corp. Group, Ltd.	110,382	804,852
*	Crusader Resources, Ltd.	155,861	85,870
#	CSG, Ltd.	674,612	339,225
#	CSR, Ltd.	2,491,176	4,522,744
	CTI Logistics, Ltd.	7,200	10,366
#*	Cudeco, Ltd.	399,317	1,935,776
*	Cue Energy Resources, Ltd.	1,378,665	192,708
	Data#3, Ltd.	305,808	364,991
#	David Jones, Ltd.	3,152,271	8,724,565
#	Decmil Group, Ltd.	655,425	1,759,229
*	Deep Yellow, Ltd.	1,039,981	81,898
	Devine, Ltd.	497,498	377,510
#*	Discovery Metals, Ltd.	1,368,337	2,450,958
	Domino’s Pizza Enterprises, Ltd.	14,892	145,782
*	Downer EDI, Ltd.	1,857,964	6,916,092
*	Dragon Mining, Ltd.	171,966	137,989
#*	Drillsearch Energy, Ltd.	1,599,467	2,510,767
	DUET Group	3,067,818	6,648,416
#	DuluxGroup, Ltd.	2,167,142	7,954,583
	DWS, Ltd.	278,315	437,345
*	Dyesol, Ltd.	16,947	2,640
#*	Elders, Ltd.	1,419,921	242,999
#*	Elemental Minerals, Ltd.	388,188	235,242
*	Ellect Holdings, Ltd.	482	—
#	Emeco Holdings, Ltd.	2,172,998	1,564,917
*	Empire Oil & Gas NL	427,500	6,664
#*	Energy Resources of Australia, Ltd.	684,442	1,000,342
*	Energy World Corp., Ltd.	4,025,738	1,520,113
*	Enero Group, Ltd.	20,635	8,589
*	Engenco, Ltd.	22,880	9,516
*	Entek Energy, Ltd.	920,744	64,907
#	Envestra, Ltd.	5,566,443	5,224,266
#*	Equatorial Resources, Ltd.	176,571	325,330
*	Ethane Pipeline Income Fund	13,710	24,816
#	Euroz, Ltd.	81,100	86,774
#*	Evolution Mining, Ltd.	1,644,550	3,417,837
	Exco Resources, Ltd.	429,909	116,147
#	Fairfax Media, Ltd.	3,329,535	1,363,151
	Fantastic Holdings, Ltd.	355,613	1,051,622
*	FAR, Ltd.	8,225,394	280,964
	Finbar Group, Ltd.	58,051	71,409
*	Finders Resources, Ltd.	7,442	1,349
#	FKP Property Group, Ltd.	5,902,095	1,352,077
#	Fleetwood Corp., Ltd.	316,248	3,378,625
	FlexiGroup, Ltd.	597,372	2,455,729
	Flight Centre, Ltd.	11,770	324,731
*	Flinders Mines, Ltd.	6,909,293	615,746
*	Focus Minerals, Ltd.	19,167,915	715,815
#	Forge Group, Ltd.	252,731	1,044,237
*	Forte Energy NL	471,243	9,798
	G8 Education, Ltd.	77,843	111,776
#*	Galaxy Resources, Ltd.	760,450	397,143
	Gazal Corp., Ltd.	100,938	214,887
#*	Geodynamics, Ltd.	1,015,653	136,738
#*	Gindalbie Metals, Ltd.	2,600,255	928,143
*	Global Construction Services, Ltd.	1,832	1,167
*	Gold Road Resources, Ltd.	141,504	22,873
*	Golden Rim Resources, Ltd.	722,577	82,452
#*	Goodman Fielder, Ltd.	8,296,037	5,025,633

3

The Asia Pacific Small Company Series
continued

		Shares	Value††
AUSTRALIA — (Continued)
	GrainCorp, Ltd. Class A	828,668	$10,523,403
#	Grange Resources, Ltd.	1,245,669	322,163
#*	Great Southern, Ltd.	9,302,784	—
*	Greenland Minerals & Energy, Ltd.	796,390	255,847
#*	Gryphon Minerals, Ltd.	1,673,195	1,353,812
#	GUD Holdings, Ltd.	469,856	4,089,811
*	Gujarat NRE Coking Coal, Ltd.	119,865	19,871
#*	Gunns, Ltd.	2,872,620	—
#	GWA Group, Ltd.	1,263,740	2,288,957
*	Hastie Group, Ltd.	81,042	—
*	Havilah Resources NL	245,913	118,624
	HFA Holdings, Ltd.	235,865	188,411
	HGL, Ltd.	87,337	48,936
*	Highlands Pacific, Ltd.	2,651,500	384,401
*	Hillgrove Resources, Ltd.	1,123,437	102,376
#	Hills Holdings, Ltd.	1,006,582	794,151
*	Horizon Oil, Ltd.	4,487,756	1,810,362
*	Hutchison Telecommunications Australia, Ltd.	2,944,144	98,741
#*	Icon Energy, Ltd.	1,701,528	458,238
*	IDM International, Ltd.	23,969	970
#	iiNet, Ltd.	664,344	2,866,956
#	Imdex, Ltd.	1,061,080	1,471,137
#	IMF Australia, Ltd.	314,016	483,492
*	IMX Resources, Ltd.	456,257	68,569
#	Independence Group NL	1,024,848	4,234,731
*	Indo Mines, Ltd.	22,124	3,448
*	Indophil Resources NL	3,118,946	906,030
#	Industrea, Ltd.	1,478,422	1,933,549
#*	Infigen Energy, Ltd.	1,798,730	447,294
	Infomedia, Ltd.	1,458,074	544,840
*	Integra Mining, Ltd.	3,714,022	2,092,681
	Integrated Research, Ltd.	261,513	324,348
#*	Intrepid Mines, Ltd.	1,794,707	633,428
#	Invocare, Ltd.	633,106	5,785,092
	IOOF Holdings, Ltd.	1,074,600	7,031,533
#	Iress, Ltd.	603,773	4,795,961
*	Iron Ore Holdings, Ltd.	336,216	285,749
#*	Ivanhoe Australia, Ltd.	396,947	360,214
#	JB Hi-Fi, Ltd.	582,072	6,187,633
*	Jupiter Mines, Ltd.	465,443	64,944
#	K&S Corp., Ltd.	228,651	403,633
#*	Kagara, Ltd.	1,945,393	242,331
#*	Kangaroo Resources, Ltd.	2,874,627	125,537
*	Karoon Gas Australia, Ltd.	667,086	3,849,352
*	Kasbah Resources, Ltd.	478,599	79,333
#	Kingsgate Consolidated, Ltd.	786,887	4,513,292
#	Kingsrose Mining, Ltd.	688,387	699,058
*	Lednium, Ltd.	195,019	16,195
#*	Linc Energy, Ltd.	1,497,847	852,317
#*	Liquefied Natural Gas, Ltd.	595,144	188,042
	Lycopodium, Ltd.	57,046	362,796
#	M2 Telecommunications Group, Ltd.	611,388	2,426,240
	Macmahon Holdings, Ltd.	3,791,959	1,254,261
*	Macquarie Atlas Roads Group NL	1,535,838	2,462,690
	Macquarie Telecom Group, Ltd.	35,019	350,502
#*	Marengo Mining, Ltd.	1,428,204	236,894
#	Matrix Composites & Engineering, Ltd.	158,693	272,924
#*	Maverick Drilling & Exploration, Ltd.	114,368	122,380
	MaxiTRANS Industries, Ltd.	942,578	948,131
*	Mayne Pharma Group, Ltd.	505,278	133,615
	McGuigan Simeon Wines, Ltd.	2,437,348	1,305,000

4

The Asia Pacific Small Company Series
continued

		Shares	Value††
AUSTRALIA — (Continued)
#	McMillan Shakespeare, Ltd.	235,687	$3,154,201
	McPherson’s, Ltd.	303,441	582,834
#	Medusa Mining, Ltd.	844,923	5,382,014
	Melbourne IT, Ltd.	440,506	813,889
#*	MEO Australia, Ltd.	681,039	165,679
#	Mermaid Marine Australia, Ltd.	1,099,905	3,696,672
#*	Mesoblast, Ltd.	169,618	1,017,252
*	Metals X, Ltd.	238,372	30,876
*	Metgasco, Ltd.	667,052	145,081
*	Metminco, Ltd.	1,879,249	159,724
*	MetroCoal, Ltd.	68,725	15,645
#*	MHM Metals, Ltd.	287,217	77,518
	Miclyn Express Offshore, Ltd.	662,257	1,525,234
#	Mincor Resources NL	1,004,969	1,245,444
*	Minemakers, Ltd.	113,803	17,666
#*	Mineral Deposits, Ltd.	306,156	1,550,338
#	Mineral Resources, Ltd.	484,937	4,358,291
#*	Mirabela Nickel, Ltd.	2,693,751	1,253,843
#*	Molopo Energy, Ltd.	1,186,993	676,836
#*	Moly Mines, Ltd.	25,253	3,411
#	Monadelphous Group, Ltd.	319,624	6,988,498
*	Morning Star Gold NL	332,749	37,995
#	Mortgage Choice, Ltd.	631,109	1,133,592
	Mount Gibson Iron, Ltd.	3,121,745	2,277,582
	Murchison Metals, Ltd.	685,443	31,276
#	Myer Holdings, Ltd.	3,564,925	7,225,726
	MyState, Ltd.	43,788	170,572
*	Nanosonics, Ltd.	259,364	141,458
#	Navitas, Ltd.	1,189,617	5,081,804
*	Neon Energy, Ltd.	65,782	18,096
*	New Guinea Energy, Ltd.	79,187	2,542
*	NewSat, Ltd.	405,515	210,332
*	Nexus Energy, Ltd.	4,998,176	621,107
	NIB Holdings, Ltd.	1,322,671	2,487,422
*	Nido Petroleum, Ltd.	6,093,154	226,661
#*	Noble Mineral Resources, Ltd.	859,168	120,368
	Norfolk Group, Ltd.	361,653	243,875
#*	Northern Iron, Ltd.	799,125	501,493
*	Northern Star Resources, Ltd.	1,454,940	1,939,634
	NRW Holdings, Ltd.	1,174,775	2,491,755
*	NuCoal Resources, Ltd.	429,538	64,532
	Nufarm, Ltd.	817,424	4,873,105
#	Oakton, Ltd.	378,695	491,007
*	Oilex, Ltd.	23,182	1,342
*	OPUS Group, Ltd.	65,187	31,639
#*	Orocobre, Ltd.	257,530	496,075
#	OrotonGroup, Ltd.	89,607	604,276
*	Otto Energy, Ltd.	1,936,175	174,688
	Pacific Brands, Ltd.	4,412,120	2,837,818
*	Pacific Niugini, Ltd.	200,616	33,310
#*	Paladin Energy, Ltd.	4,096,983	4,805,465
*	Pan Pacific Petroleum NL	1,094,343	119,274
	PanAust, Ltd.	1,025,303	3,534,660
*	Pancontinental Oil & Gas NL	1,006,891	87,295
	Panoramic Resources, Ltd.	971,509	627,823
*	PaperlinX, Ltd.	2,814,406	151,843
*	Papillon Resources, Ltd.	32,010	61,468
	Patties Foods, Ltd.	39,601	67,789
*	Peak Resources, Ltd.	288,357	56,683
#*	Peet, Ltd.	1,096,798	1,058,783
*	Peninsula Energy, Ltd.	5,178,834	192,706

5

The Asia Pacific Small Company Series
CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
#*	Perilya, Ltd.	1,482,070	$475,586
#	Perpetual Trustees Australia, Ltd.	226,579	6,555,708
#*	Perseus Mining, Ltd.	1,605,654	4,309,705
#*	Pharmaxis, Ltd.	1,018,699	1,365,308
*	Phosphagenics, Ltd.	1,659,005	265,907
#*	Platinum Australia, Ltd.	1,442,661	100,337
#*	Pluton Resources, Ltd.	538,056	103,357
	PMP, Ltd.	2,395,607	496,580
*	Poseidon Nickel, Ltd.	436,181	51,950
#	Premier Investments, Ltd.	278,643	1,781,621
#*	Prima Biomed, Ltd.	2,338,194	302,939
	Primary Health Care, Ltd.	1,960,174	7,906,484
	Prime Media Group, Ltd.	1,777,139	1,455,403
*	PrimeAg, Ltd.	213,399	254,567
	Programmed Maintenance Service, Ltd.	550,149	1,179,887
*	QRxPharma, Ltd.	167,593	125,451
*	Quickstep Holdings, Ltd.	462,355	81,256
*	Ramelius Resources, Ltd.	1,512,836	692,945
*	Range Resources, Ltd.	1,456,711	90,557
#	RCR Tomlinson, Ltd.	1,056,974	2,011,646
	REA Group, Ltd.	189,011	3,383,011
#	Reckon, Ltd.	271,858	696,410
*	Red 5, Ltd.	9,022	11,700
#*	Red Fork Energy, Ltd.	1,175,289	839,337
	Redflex Holdings, Ltd.	377,855	599,346
	Reece Australia, Ltd.	238,457	5,014,858
*	Reed Resources, Ltd.	698,001	130,464
*	Regis Resources, Ltd.	515,563	2,874,665
#	Reject Shop, Ltd. (The)	122,036	1,797,826
#*	Resolute Mining, Ltd.	3,133,646	6,254,867
#*	Resource & Investment NL	353,895	73,277
*	Resource Equipment, Ltd.	118,411	41,406
*	Resource Generation, Ltd.	338,381	140,522
#	Retail Food Group, Ltd.	89,936	296,904
#*	Rex Minerals, Ltd.	469,315	388,700
*	Rialto Energy, Ltd.	1,967,580	244,541
#	Ridley Corp., Ltd.	1,283,068	1,532,395
*	RiverCity Motorway Group, Ltd.	1,563,354	—
*	Robust Resources, Ltd.	136,513	89,233
*	Roc Oil Co., Ltd.	6,490,268	2,888,811
	Runge, Ltd.	30,702	13,371
#	Ruralco Holdings, Ltd.	88,651	297,716
#	SAI Global, Ltd.	1,203,570	5,065,529
#*	Salinas Energy, Ltd.	1,842,511	506,472
#	Salmat, Ltd.	664,807	1,779,897
#*	Samson Oil & Gas, Ltd.	7,175,499	254,871
*	Sandfire Resources NL	299,154	2,612,129
*	Saracen Mineral Holdings, Ltd.	2,686,129	1,402,007
	Schaffer Corp., Ltd.	33,766	132,310
	Sedgman, Ltd.	443,054	454,487
	Seek, Ltd.	4	28
#	Select Harvests, Ltd.	311,834	378,403
#*	Senex Energy, Ltd.	3,522,445	2,701,597
	Servcorp, Ltd.	301,327	976,118
	Service Stream, Ltd.	1,432,710	572,200
#	Seven West Media, Ltd.	447,449	564,107
#	Sigma Pharmaceuticals, Ltd.	4,898,960	3,427,443
*	Sihayo Gold, Ltd.	603,971	78,538
*	Silex System, Ltd.	545,788	1,969,212
#*	Silver Lake Resources, Ltd.	1,125,179	4,123,914
*	Sipa Resources International NL	706,804	48,994

6

The Asia Pacific Small Company Series
CONTINUED

		Shares	Value††
AUSTRALIA — (Continued)
#*	Sirtex Medical, Ltd.	219,105	$2,500,206
	Skilled Group, Ltd.	492,016	1,356,516
	Slater & Gordon, Ltd.	24,701	50,740
#	SMS Management & Technology, Ltd.	435,122	2,247,122
	Southern Cross Electrical Engineering, Ltd.	21,171	26,771
	Southern Cross Media Group, Ltd.	2,546,520	2,745,745
	Spark Infrastructure Group, Ltd.	5,307,759	9,307,506
#*	Specialty Fashion Group, Ltd.	809,557	504,178
*	St. Barbara, Ltd.	1,946,083	3,843,800
#*	Starpharma Holdings, Ltd.	938,555	1,582,706
#*	Straits Resources, Ltd.	917,602	92,169
*	Strike Energy, Ltd.	1,230,120	261,139
	Structural Systems, Ltd.	138,772	90,679
	STW Communications Group, Ltd.	1,095,072	1,147,155
#*	Sundance Energy Australia, Ltd.	1,009,945	830,902
*	Sundance Resources, Ltd.	8,756,539	3,222,143
*	Sunland Group, Ltd.	741,191	797,285
#	Super Retail Group, Ltd.	1,291,875	12,068,742
	Swick Mining Services, Ltd.	87,194	28,060
*	Talisman Mining, Ltd.	217,981	54,223
#*	Tanami Gold NL	569,930	432,312
*	Tap Oil, Ltd.	1,450,696	1,060,222
	Tassal Group, Ltd.	626,912	942,089
#	Technology One, Ltd.	1,322,653	1,912,561
#	Ten Network Holdings, Ltd.	5,185,547	1,507,673
#*	Texon Petroleum, Ltd.	871,211	347,319
#	TFS Corp., Ltd.	1,393,854	556,436
	Thorn Group, Ltd.	370,228	758,655
*	Tiger Resources, Ltd.	1,751,101	561,394
*	Tissue Therapies, Ltd.	41,469	15,903
*	Toro Energy, Ltd.	70,156	9,464
#*	Tox Free Solutions, Ltd.	461,406	1,353,963
#	TPG Telecom, Ltd.	1,569,063	3,883,595
	Transfield Services, Ltd.	2,144,148	3,531,666
*	Transpacific Industries Group, Ltd.	4,533,180	3,590,693
#	Troy Resources, Ltd.	415,918	1,912,038
	Trust Co., Ltd. (The)	89,605	432,806
#*	UGL, Ltd.	29,808	330,281
*	Unity Mining, Ltd.	2,433,889	344,245
#	UXC, Ltd.	1,169,545	1,066,424
*	VDM Group, Ltd.	1,684,753	19,135
#*	Venture Minerals, Ltd.	450,858	126,216
*	Venturex Resources, Ltd.	42,171	1,750
	Village Roadshow, Ltd.	855,994	3,322,767
#*	Virgin Australia Holdings, Ltd. (B43DQC7)	7,648,897	3,884,086
*	Virgin Australia Holdings, Ltd. (B7L5734)	7,648,897	39,700
	Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	1,203	4,673
#	Watpac, Ltd.	711,698	442,838
	WDS, Ltd.	375,342	249,189
#	Webjet, Ltd.	356,064	1,477,954
	Webster, Ltd.	180,921	112,300
#	Western Areas NL	765,031	3,472,009
#*	Western Desert Resouurces, Ltd.	225,143	151,235
#*	White Energy Co., Ltd.	643,913	233,411
	WHK Group, Ltd.	1,202,433	1,316,878
#	Wide Bay Australia, Ltd.	84,697	580,518
#*	Windimurra Vanadium, Ltd.	537,429	—
#	Wotif.com Holdings, Ltd.	588,604	2,834,354
*	Yancoal Australia, Ltd.	213,764	225,688
#*	YTC Resources, Ltd.	104,200	26,435
TOTAL AUSTRALIA			566,558,727

7

The Asia Pacific Small Company Series
CONTINUED

		Shares	Value††
CHINA — (0.0%)
#*	China Public Procurement, Ltd.	5,230,000	$—
*	Madex International Holdings, Ltd.	3,182,000	51,246
*	Skyfame Realty Holdings, Ltd.	2,659,625	236,464
TOTAL CHINA			287,710

HONG KONG — (17.0%)
	Aeon Credit Service (Asia) Co., Ltd.	580,000	533,325
#	Aeon Stores Hong Kong Co., Ltd.	242,000	602,632
	Alco Holdings, Ltd.	1,426,000	299,577
	Allan International Holdings, Ltd.	720,000	186,421
	Allied Group, Ltd.	683,200	1,813,449
	Allied Overseas, Ltd.	50,000	27,568
	Allied Properties, Ltd.	12,297,857	1,701,401
*	Apac Resources, Ltd.	12,720,000	433,988
	APT Satellite Holdings, Ltd.	1,275,000	352,708
*	Artel Solutions Group Holdings, Ltd.	6,645,000	72,914
	Arts Optical International Holdings, Ltd.	730,000	210,833
	Asia Financial Holdings, Ltd.	2,474,908	961,963
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	3,066,878
*	Asia Standard Hotel Group, Ltd.	11,777,218	1,080,365
	Asia Standard International Group, Ltd.	13,425,937	2,383,441
#	Associated International Hotels, Ltd.	980,000	2,427,372
	Aupu Group Holding Co., Ltd.	2,504,000	212,626
*	Auto Italia Holdings	875,000	30,388
	Automated Systems Holdings, Ltd.	318,000	46,237
	Bauhaus International Holdings, Ltd.	462,000	84,415
*	Beijing Yu Sheng Tang Pharmaceutical Group, Ltd.	1,154,000	14,646
*	Bel Global Resources Holdings, Ltd.	2,576,000	47,199
*	Bio-Dynamic Group, Ltd.	2,916,000	217,411
*	Birmingham International Holdings, Ltd.	6,502,000	127,522
#	Bonjour Holdings, Ltd.	8,720,000	1,122,102
	Bossini International Holdings, Ltd.	3,871,500	194,041
*	Brightoil Petroleum Holdings, Ltd.	2,777,000	556,779
#*	Brockman Mining, Ltd.	23,270,814	1,152,512
#*	Burwill Holdings, Ltd.	8,888,960	113,096
	Cafe de Coral Holdings, Ltd.	866,000	2,561,114
*	Capital Estate, Ltd.	684,000	11,851
*	Carico Holdings, Ltd.	22,420,000	924,433
	Century City International Holdings, Ltd.	6,419,460	421,317
	Century Sunshine Group Holdings, Ltd.	3,655,000	197,967
	Champion Technology Holdings, Ltd.	14,881,730	201,001
*	Chaoyue Group, Ltd.	1,735,000	101,321
	Chen Hsong Holdings, Ltd.	1,042,000	281,619
	Cheuk Nang Holdings, Ltd.	442,457	244,202
	Chevalier International Holdings, Ltd.	737,482	940,741
*	China Best Group Holding, Ltd.	1,581,400	17,518
*	China Billion Resources, Ltd.	4,876,000	—
*	China Boon Holdings, Ltd.	6,200,000	71,069
*	China Daye Non-Ferrous Metals Mining, Ltd.	3,467,837	140,963
*	China Digicontent Co., Ltd.	2,710,000	3,497
*	China Electronics Corp. Holdings Co., Ltd.	2,888,250	248,794
*	China Energy Development Holdings, Ltd.	23,576,000	381,753
*	China Environmental Investment Holdings, Ltd.	7,470,000	181,126
*	China Financial Services Holdings, Ltd.	954,000	58,143
*	China Flavors & Fragrances Co., Ltd.	156,137	28,447
*	China Gamma Group, Ltd.	7,400,000	114,459
*	China Infrastructure Investment, Ltd.	7,918,000	183,048
#*	China Mandarin Holdings, Ltd.	501,400	36,150
	China Metal International Holdings, Ltd.	2,582,000	449,039
	China Motor Bus Co., Ltd.	50,000	409,150
*	China Nuclear Industry 23 International Corp., Ltd.	1,024,000	229,550

8

The Asia Pacific Small Company Series
CONTINUED

		Shares	Value††
HONG KONG — (Continued)
*	China Oriental Culture Group, Ltd.	312,000	$13,453
*	China Outdoor Media Group, Ltd.	710,000	7,218
*	China Renji Medical Group, Ltd.	12,784,000	—
#*	China Resources & Transportation Group, Ltd.	32,900,000	1,185,561
*	China Solar Energy Holdings, Ltd.	37,990,000	141,778
*	China Strategic Holdings, Ltd.	12,585,000	267,452
	China Ting Group Holdings, Ltd.	2,443,151	125,900
*	China Tycoon Beverage Holdings, Ltd.	2,732,000	29,964
	China WindPower Group, Ltd.	15,410,000	409,132
	China-Hongkong Photo Products Holdings, Ltd.	2,123,000	152,910
	Chinney Investments, Ltd.	1,144,000	156,382
	Chong Hing Bank, Ltd.	878,000	1,593,353
	Chow Sang Sang Holdings International, Ltd.	1,100,000	2,335,512
	Chu Kong Shipping Enterprise Group Co., Ltd.	2,188,000	357,846
	Chuang’s China Investments, Ltd.	3,550,494	198,588
	Chuang’s Consortium International, Ltd.	5,210,781	617,282
	Chun Wo Development Holdings, Ltd.	2,002,926	152,120
	Citic Telecom International Holdings, Ltd.	5,543,000	1,270,274
#	City Telecom, Ltd.	2,401,751	541,663
	CK Life Sciences International Holdings, Inc.	15,060,000	1,202,313
	CNT Group, Ltd.	8,315,264	407,171
	COL Capital, Ltd.	2,457,840	290,573
*	Continental Holdings, Ltd.	2,508,250	29,391
	Cosmos Machinery Enterprises, Ltd.	1,292,400	75,614
*	CP Lotus Corp., Ltd.	11,420,000	207,204
	Cross-Harbour Holdings, Ltd. (The)	659,520	537,186
	CSI Properties, Ltd.	17,906,383	739,578
*	CST Mining Group, Ltd.	71,688,000	1,013,695
*	Culture Landmark Investment, Ltd.	509,800	40,126
*	Culturecom Holdings, Ltd.	2,475,000	472,013
	Dah Sing Banking Group, Ltd.	1,481,197	1,468,363
	Dah Sing Financial Holdings, Ltd.	651,027	2,497,700
	Dan Form Holdings Co., Ltd.	3,668,260	509,381
*	Dejin Resources Group Co., Ltd.	947,500	9,141
	Dickson Concepts International, Ltd.	1,066,500	549,437
*	Dingyi Group Investment, Ltd.	5,497,500	209,227
	Dorsett Hospitality International, Ltd.	2,179,000	482,205
*	DVN Holdings, Ltd.	1,631,000	53,538
	Dynamic Holdings, Ltd.	56,000	10,596
	Eagle Nice International Holdings, Ltd.	1,078,000	234,182
	EcoGreen Fine Chemicals Group, Ltd.	1,112,000	202,118
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—
	Emperor Entertainment Hotel, Ltd.	3,140,000	586,074
	Emperor International Holdings, Ltd.	6,208,753	1,484,468
	Emperor Watch & Jewellery, Ltd.	23,650,000	2,243,876
*	ENM Holdings, Ltd.	15,112,000	1,260,848
*	Enviro Energy International Holdings, Ltd.	4,138,000	70,750
*	EPI Holdings, Ltd.	12,819,927	346,829
#*	Esprit Holdings, Ltd.	5,164,900	6,678,378
*	eSun Holdings, Ltd.	2,790,000	416,259
	EVA Precision Industrial Holdings, Ltd.	6,292,000	654,822
*	Ezcom Holdings, Ltd.	72,576	450
	Fairwood, Ltd.	423,600	887,397
#	Far East Consortium International, Ltd.	4,773,539	949,638
#*	Fook Woo Group Holdings, Ltd.	952,000	167,060
	Fountain SET Holdings, Ltd.	4,622,000	392,549
	Four Seas Mercantile Holdings, Ltd.	592,000	157,797
*	Frasers Property China, Ltd.	17,131,000	958,747
	Get Nice Holdings, Ltd.	19,348,000	808,395
	Giordano International, Ltd.	7,246,000	6,015,664
*	Global Tech Holdings, Ltd.	4,598,000	16,516

9

The Asia Pacific Small Company Series
CONTINUED

		Shares	Value††
HONG KONG — (Continued)
	Glorious Sun Enterprises, Ltd.	2,682,000	$739,622
	Gold Peak Industries Holding, Ltd.	3,118,642	293,715
	Golden Resources Development International, Ltd.	3,330,500	154,468
*	Goldin Financial Holdings, Ltd.	480,000	61,303
*	Goldin Properties Holdings, Ltd.	3,044,000	1,761,833
*	Good Fellow Resources Holdings, Ltd.	810,000	24,670
*	Grande Holdings, Ltd.	882,000	46,660
	Great Eagle Holdings, Ltd.	70,160	207,088
*	Greenheart Group, Ltd.	876,000	58,482
*	G-Resources Group, Ltd.	80,853,000	3,897,642
*	Group Sense International, Ltd.	2,378,000	53,179
	Guangnan Holdings, Ltd.	2,249,600	269,119
	Guotai Junan International Holdings, Ltd.	1,152,000	339,382
	Haitong International Securities Group, Ltd.	1,367,586	472,199
*	Hang Fung Gold Technology, Ltd.	1,972,482	—
*	Hans Energy Co., Ltd.	4,504,000	51,185
#	Harbour Centre Development, Ltd.	957,500	1,457,520
	High Fashion International, Ltd.	268,000	89,443
	HKR International, Ltd.	5,895,136	2,819,319
	Hon Kwok Land Investment Co., Ltd.	314,800	117,083
	Hong Kong & Shanghai Hotels, Ltd.	191,500	252,548
*	Hong Kong Aircraft Engineering Co., Ltd.	12,800	174,404
	Hong Kong Ferry Holdings, Ltd.	809,300	763,394
	Hongkong Chinese, Ltd.	5,024,000	828,753
*	Hop Fung Group Holdings, Ltd.	452,000	14,433
	Hsin Chong Construction Group, Ltd.	1,711,658	235,739
*	Huafeng Group Holdings, Ltd.	5,113,325	155,828
	Hung Hing Printing Group, Ltd.	1,298,000	190,563
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	5,248,000	2,169,665
*	Hybrid Kinetic Group, Ltd.	12,788,000	155,677
*	HyComm Wireless, Ltd.	89,090	17,395
*	IDT International, Ltd.	1,704,183	28,512
*	Imagi International Holdings, Ltd.	26,656,000	380,627
	IPE Group, Ltd.	2,060,000	151,103
*	IRC, Ltd.	3,210,000	395,223
	IT, Ltd.	3,012,532	1,192,943
	ITC Corp., Ltd.	659,645	41,998
	ITC Properties Group, Ltd.	3,645,747	1,176,646
*	Jinhui Holdings, Ltd.	207,000	37,403
	Jiuzhou Development Co., Ltd.	2,558,000	270,283
*	JLF Investment Co., Ltd.	3,173,500	147,109
	Johnson Electric Holdings, Ltd.	1,229,500	784,598
	Joyce Boutique Holdings, Ltd.	1,530,000	112,086
	K Wah International Holdings, Ltd.	6,354,390	2,875,434
	Kam Hing International Holdings, Ltd.	1,974,000	153,877
	Kantone Holdings, Ltd.	9,835,145	85,697
*	Karfun Investment, Ltd.	538,000	5,554
*	Karl Thomson Holdings, Ltd.	436,000	70,644
	Karrie International Holdings, Ltd.	1,951,200	50,514
	Keck Seng Investments (Hong Kong), Ltd.	904,600	407,331
	Kin Yat Holdings, Ltd.	586,000	68,728
*	King Pacific International Holdings, Ltd.	1,404,200	22,105
*	King Stone Energy Group, Ltd.	3,925,000	247,318
	Kingmaker Footwear Holdings, Ltd.	1,484,955	211,436
	Kingston Financial Group, Ltd.	13,039,000	1,006,280
*	Ko Yo Chemical Group, Ltd.	16,260,000	253,628
	Kowloon Development Co., Ltd.	1,738,000	1,994,609
*	Kwoon Chung Bus Holdings, Ltd.	530,000	114,756
*	Lai Sun Development Co., Ltd.	65,128,466	1,602,236
*	Lai Sun Garment International, Ltd.	2,824,000	360,698
	Lam Soon Hong Kong, Ltd.	302,310	138,024

10

The Asia Pacific Small Company Series
CONTINUED

		Shares	Value††
HONG KONG — (Continued)
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	$2,981
	Lee & Man Chemical Co., Ltd.	1,420,000	745,367
	Lee’s Pharmaceutical Holdings, Ltd.	150,000	91,872
	Lerado Group Holdings Co., Ltd.	1,900,000	181,088
	Lippo China Resources, Ltd.	9,850,000	253,464
	Lippo, Ltd.	1,195,700	512,937
*	Lisi Group Holdings, Ltd.	4,214,000	168,203
	Liu Chong Hing Investment, Ltd.	775,200	805,958
	Luen Thai Holdings, Ltd.	849,000	113,855
	Luk Fook Holdings International, Ltd.	1,746,000	4,361,261
	Luks Group (Vietnam Holdings) Co., Ltd.	428,913	98,724
*	Lung Cheong International Holdings, Ltd.	6,790,000	240,157
	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	494,295
	Magnificent Estates, Ltd.	13,184,000	637,998
	Mainland Headwear Holdings, Ltd.	663,600	86,336
#*	Man Wah Holdings, Ltd.	976,800	596,528
	Man Yue Technology Holdings, Ltd.	1,064,000	175,274
	Matrix Holdings, Ltd.	1,067,414	250,445
*	Mei Ah Entertainment Group, Ltd.	11,040,000	194,420
	Melbourne Enterprises, Ltd.	40,500	727,978
	Melco International Development, Ltd.	5,117,000	4,932,333
#	Midland Holdings, Ltd.	3,646,000	1,834,139
	Ming Fai International Holdings, Ltd.	1,680,000	151,349
*	Ming Fung Jewellery Group, Ltd.	9,390,000	428,248
	Miramar Hotel & Investment Co., Ltd.	839,000	1,054,936
	Modern Beauty Salon Holdings, Ltd.	160,000	19,776
*	Mongolia Energy Corp., Ltd.	10,603,000	497,266
#*	Mongolian Mining Corp.	4,552,500	2,224,299
*	Nan Nan Resources Enterprise, Ltd.	194,000	21,245
	Nanyang Holdings, Ltd.	137,500	475,097
	National Electronics Holdings, Ltd.	2,434,000	320,053
	Natural Beauty Bio-Technology, Ltd.	4,470,000	449,502
#*	Neo-Neon Holdings, Ltd.	3,033,000	654,120
*	Neptune Group, Ltd.	80,000	1,575
*	Net2Gather China Holdings, Ltd.	349,572	27,669
	New Century Group Hong Kong, Ltd.	13,351,464	271,868
*	New Focus Auto Tech Holdings, Ltd.	104,000	14,973
*	New Smart Energy Group, Ltd.	23,975,000	228,592
#*	New Times Energy Corp., Ltd.	1,297,600	166,859
	NewOcean Green Energy Holdings, Ltd.	4,380,000	1,681,749
*	Next Media, Ltd.	3,931,183	833,912
*	Norstar Founders Group, Ltd.	3,256,000	—
*	North Asia Resources Holdings, Ltd.	1,438,600	59,366
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	6,229,706	316,971
*	Orient Power Holdings, Ltd.	804,000	19,503
#	Oriental Watch Holdings, Ltd.	2,846,800	848,620
	Pacific Andes International Holdings, Ltd.	10,279,378	575,778
#	Pacific Basin Shipping, Ltd.	9,730,000	5,180,604
	Pacific Textile Holdings, Ltd.	2,091,000	1,379,107
	Paliburg Holdings, Ltd.	3,152,830	991,684
*	Pan Asia Environmental Protection Group, Ltd.	1,140,000	83,170
#*	Peace Mark Holdings, Ltd.	2,738,022	—
*	Pearl Oriental Oil, Ltd.	12,756,800	1,099,743
	Pegasus International Holdings, Ltd.	226,000	31,919
	Pico Far East Holdings, Ltd.	4,276,000	1,047,401
	Playmates Holdings, Ltd.	174,000	100,927
*	PME Group, Ltd.	5,360,000	117,515
*	PNG Resources Holdings, Ltd.	17,018,362	263,330
	Pokfulam Development Co., Ltd.	234,000	387,298
	Polytec Asset Holdings, Ltd.	10,763,526	1,258,081
	Public Financial Holdings, Ltd.	3,194,000	1,439,013

11

The Asia Pacific Small Company Series
CONTINUED

		Shares	Value††
HONG KONG — (Continued)
*	PYI Corp., Ltd.	14,249,973	$301,255
*	Pyxis Group, Ltd.	1,936,000	42,467
	Raymond Industrial, Ltd.	1,383,400	144,454
	Regal Hotels International Holdings, Ltd.	2,539,800	1,115,029
	Richfield Group Holdings, Ltd.	6,456,000	306,859
*	Rising Development Holdings, Ltd.	2,278,000	93,915
	Rivera Holdings, Ltd.	5,710,000	170,972
	S.A.S. Dragon Holdings, Ltd.	1,052,000	217,040
	SA SA International Holdings, Ltd.	3,572,000	2,445,801
	Safety Godown Co., Ltd.	398,000	592,115
*	San Miguel Brewery Hong Kong, Ltd.	408,800	59,320
*	Sandmartin International Holdings, Ltd.	84,000	9,652
*	Sanyuan Group, Ltd.	415,000	8,032
	SEA Holdings, Ltd.	1,158,000	803,784
*	SEEC Media Group, Ltd.	136,000	3,964
*	Sheng Yuan Holdings, Ltd.	210,000	10,824
#	Shenyin Wanguo, Ltd.	1,412,500	380,487
	Shenzhen High-Tech Holdings, Ltd.	812,000	95,461
*	Shougang Concord Technology Holdings, Ltd.	4,201,809	230,175
*	Shun Ho Resources Holdings, Ltd.	483,000	80,024
*	Shun Ho Technology Holdings, Ltd.	1,037,452	169,261
	Shun Tak Holdings, Ltd.	8,089,419	3,223,300
*	Sing Pao Media Enterprises, Ltd.	250,511	485
	Sing Tao News Corp., Ltd.	1,974,000	274,278
	Singamas Container Holdings, Ltd.	7,906,000	1,988,177
*	Sinocan Holdings, Ltd.	350,000	1,761
*	Sinocop Resources Holdings, Ltd.	3,370,000	269,601
*	Sino-Tech International Holdings, Ltd.	29,380,000	265,366
	SIS International Holdings, Ltd.	34,000	12,270
	SmarTone Telecommunications Holdings, Ltd.	1,644,500	3,309,357
	SOCAM Development, Ltd.	1,036,771	1,064,823
*	Solomon Systech International, Ltd.	6,312,000	175,437
	Soundwill Holdings, Ltd.	150,000	272,081
*	South China (China), Ltd.	6,744,000	521,052
*	South China Financial Holdings, Ltd.	2,022,000	13,793
*	South China Land, Ltd.	20,095,170	294,776
	Southeast Asia Properties & Finance, Ltd.	131,891	38,299
	Stella International Holdings, Ltd.	152,000	399,422
	Stelux Holdings International, Ltd.	1,617,400	361,829
*	Styland Holdings, Ltd.	137,438	2,341
*	Success Universe Group, Ltd.	5,552,000	128,105
	Sun Hing Vision Group Holdings, Ltd.	358,000	119,987
#	Sun Hung Kai & Co., Ltd.	1,848,429	1,054,995
*	Sun Innovation Holdings, Ltd.	10,945,655	112,244
	Sunwah Kingsway Capital Holdings, Ltd.	1,160,000	19,499
*	Sunway International Holdings, Ltd.	850,000	19,747
*	Superb Summit International Group, Ltd.	16,746,600	490,883
#*	Sustainable Forest Holdings, Ltd.	13,677,750	280,613
	Tai Cheung Holdings, Ltd.	1,975,000	1,564,896
	Tai Sang Land Development, Ltd.	598,984	262,056
*	Talent Property Group, Ltd.	5,106,420	94,985
#	Tan Chong International, Ltd.	1,212,000	333,350
#	Tao Heung Holdings, Ltd.	230,000	125,576
#*	Taung Gold International, Ltd.	14,590,000	299,328
	Termbray Industries International (Holdings), Ltd.	2,304,900	252,089
	Tern Properties Co., Ltd.	51,200	19,608
	Texwinca Holdings, Ltd.	1,676,000	1,328,223
*	Theme International Holdings, Ltd.	3,370,000	56,376
	Tian Teck Land, Ltd.	1,054,000	1,082,858
#*	Titan Petrochemicals Group, Ltd.	13,140,000	4,239
*	Tom Group, Ltd.	3,638,000	435,496
12

The Asia Pacific Small Company Series
CONTINUED

		Shares	Value††
HONG KONG — (Continued)
	Tongda Group Holdings, Ltd.	11,860,000	$487,778
*	Topsearch International Holdings, Ltd.	2,420,000	68,839
*	Town Health International Investments, Ltd.	1,175,165	62,819
	Tradelink Electronic Commerce, Ltd.	1,470,000	240,226
#	Transport International Holdings, Ltd.	954,941	1,962,014
	Trinity, Ltd.	3,520,000	2,455,722
	Tristate Holdings, Ltd.	188,000	92,102
*	TSC Group Holdings, Ltd.	1,928,000	299,930
#	Tse Sui Luen Jewellery International, Ltd.	300,000	154,888
	Tungtex Holdings Co., Ltd.	642,000	68,679
	Tysan Holdings, Ltd.	1,040,773	198,595
#*	United Laboratories International Holdings, Ltd. (The)	3,210,000	1,699,732
	Universal Technologies Holdings, Ltd.	6,630,000	384,208
*	Up Energy Development Group, Ltd.	674,000	66,965
*	U-Right International Holdings, Ltd.	4,746,000	8,573
*	Value Convergence Holdings, Ltd.	1,216,000	187,586
#	Value Partners Group, Ltd.	3,517,000	1,909,232
	Van Shung Chong Holdings, Ltd.	1,601,335	115,328
	Varitronix International, Ltd.	1,097,293	396,931
	Vedan International Holdings, Ltd.	3,272,000	214,997
	Veeko International Holdings, Ltd.	1,267,116	31,444
#	Victory City International Holdings, Ltd.	3,704,249	390,822
*	Vision Values Holdings, Ltd.	121,400	3,139
	Vitasoy International Holdings, Ltd.	3,769,000	3,564,786
*	Vongroup, Ltd.	4,085,000	19,482
	VST Holdings, Ltd.	3,000,000	524,553
	Wai Kee Holdings, Ltd.	7,946,738	1,492,060
	Wang On Group, Ltd.	15,191,286	165,951
*	Warderly International Holdings, Ltd.	520,000	32,206
	Water Oasis Group, Ltd.	1,560,000	197,664
	Win Hanverky Holdings, Ltd.	1,712,000	171,909
	Wing On Co. International, Ltd.	781,000	2,169,295
	Wing Tai Properties, Ltd.	1,957,331	1,208,980
	Wong’s International (Holdings), Ltd.	737,641	203,892
	Wong’s Kong King International Holdings, Ltd.	120,000	12,697
	Xingye Copper International Group, Ltd.	716,000	82,870
#	Xinyi Glass Holdings, Ltd.	8,164,000	4,558,138
	Y. T. Realty Group, Ltd.	749,000	193,999
	Yangtzekiang Garment, Ltd.	606,500	224,469
	Yau Lee Holdings, Ltd.	534,000	88,752
	Yeebo (International Holdings), Ltd.	572,000	84,653
#	YGM Trading, Ltd.	426,000	1,021,634
*	Yugang International, Ltd.	93,492,000	664,041
TOTAL HONG KONG			203,931,252

NEW ZEALAND — (6.4%)
*	Abano Healthcare Group, Ltd.	29,157	137,952
	Air New Zealand, Ltd.	2,261,316	2,303,593
	Auckland International Airport, Ltd.	1,137,263	2,508,643
*	Cavalier Corp., Ltd.	283,674	440,827
	CDL Investments New Zealand, Ltd.	395,965	139,137
	Chorus, Ltd.	279,041	775,152
	Colonial Motor Co., Ltd.	148,846	458,513
*	Diligent Board Member Services, Inc.	6,215	19,423
	Ebos Group, Ltd.	203,702	1,374,484
*	Fisher & Paykel Appliances Holdings, Ltd.	3,131,412	3,284,557
	Fisher & Paykel Healthcare Corp., Ltd.	3,117,358	6,022,656
#	Freightways, Ltd.	793,614	2,792,775
	Hallenstein Glasson Holdings, Ltd.	243,961	996,771
*	Heartland New Zealand, Ltd.	173,369	98,273
	Hellaby Holdings, Ltd.	353,056	898,918

13

The Asia Pacific Small Company Series
CONTINUED

		Shares	Value††
NEW ZEALAND — (Continued)
	Infratil, Ltd.	2,312,698	$4,297,908
*	Kathmandu Holdings, Ltd.	36,968	54,739
#	Mainfreight, Ltd.	439,219	3,844,692
	Methven, Ltd.	70,490	77,629
	Michael Hill International, Ltd.	1,534,152	1,500,361
	Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	536,578
	New Zealand Oil & Gas, Ltd.	2,036,646	1,446,982
#	New Zealand Refining Co., Ltd.	591,259	1,371,363
	Northland Port Corp. (New Zealand), Ltd.	192,300	336,174
#	Nuplex Industries, Ltd.	1,013,819	2,515,860
	NZX, Ltd.	880,152	903,578
#	Opus International Consultants, Ltd.	12,925	22,111
*	Pike River Coal, Ltd.	490,805	—
	Port of Tauranga, Ltd.	528,322	5,622,732
#*	Pumpkin Patch, Ltd.	606,913	623,807
*	Pyne Gould Guinness, Ltd.	554,775	154,763
*	Rakon, Ltd.	346,364	119,697
#	Restaurant Brands New Zealand, Ltd.	413,600	867,326
*	Richina Pacific, Ltd.	274,180	81,175
*	Rubicon, Ltd.	1,485,105	340,402
#	Ryman Healthcare, Ltd.	1,685,604	5,610,636
	Sanford, Ltd.	393,618	1,408,126
	Scott Technology, Ltd.	36,510	63,078
*	Seafresh Fisheries, Ltd.	80,520	1,854
	Skellerup Holdings, Ltd.	361,864	496,520
	Sky Network Television, Ltd.	1,006,593	4,445,634
	SKYCITY Entertainment Group, Ltd.	3,227,185	10,293,066
	South Port New Zealand, Ltd.	27,744	74,690
#	Steel & Tube Holdings, Ltd.	389,046	693,584
	Tourism Holdings, Ltd.	274,867	162,524
	Tower, Ltd.	967,919	1,535,599
#	TrustPower, Ltd.	55,801	391,790
	Vector, Ltd.	986,035	2,203,960
	Warehouse Group, Ltd.	588,314	1,523,015
*	Xero, Ltd.	35,277	158,139
TOTAL NEW ZEALAND			76,031,766

SINGAPORE — (12.2%)
#*	Abterra, Ltd.	531,800	371,312
	Amtek Engineering, Ltd.	918,000	449,949
	Armstrong Industrial Corp., Ltd.	1,264,000	273,727
#*	Asiasons Capital, Ltd.	1,048,000	590,235
*	Asiatravel.com Holdings, Ltd.	17,000	4,170
#	ASL Marine Holdings, Ltd.	721,600	393,297
*	AusGroup, Ltd.	2,951,000	1,116,019
#	Baker Technology, Ltd.	1,272,000	330,602
*	Banyan Tree Holdings, Ltd.	960,000	525,588
	Beng Kuang Marine, Ltd.	922,000	87,159
#	BH Global Marine, Ltd.	621,000	95,677
#*	Biosensors International Group, Ltd.	4,355,237	3,859,154
	Bonvests Holdings, Ltd.	978,000	832,928
	Boustead Singapore, Ltd.	1,155,000	899,204
	Breadtalk Group, Ltd.	650,800	319,632
#	Broadway Industrial Group, Ltd.	1,093,000	254,754
#	Bukit Sembawang Estates, Ltd.	492,003	2,167,076
*	Bund Center Investment, Ltd.	1,100,000	157,709
#	Cerebos Pacific, Ltd.	545,000	2,944,723
	CH Offshore, Ltd.	1,539,400	655,666
	China Aviation Oil Singapore Corp., Ltd.	1,061,000	841,333
*	China Dairy Group, Ltd.	675,000	55,137
*	China Energy, Ltd.	768,000	33,113

14

The Asia Pacific Small Company Series
CONTINUED

		Shares	Value††
SINGAPORE — (Continued)
	China Merchants Holdings Pacific, Ltd.	813,000	$480,403
	Chip Eng Seng Corp., Ltd.	2,467,800	937,472
	Chosen Holdings, Ltd.	681,000	69,974
	Chuan Hup Holdings, Ltd.	3,967,000	910,586
#*	Cosco Corp Singapore, Ltd.	4,839,000	3,473,656
	Creative Technology, Ltd.	272,200	697,862
*	CSC Holdings, Ltd.	1,849,000	164,312
	CSE Global, Ltd.	2,383,000	1,686,616
	CWT, Ltd.	1,072,700	1,095,762
	Datapulse Technology, Ltd.	27,000	4,867
#*	Delong Holdings, Ltd.	1,361,000	309,737
	DMX Technologies Group, Ltd.	1,211,000	212,435
#*	Dyna-Mac Holdings, Ltd.	1,084,000	398,693
	Ellipsiz, Ltd.	123,000	8,434
	EnGro Corp, Ltd.	354,000	266,042
	Enviro-Hub Holdings, Ltd.	1,445,666	118,119
	Eu Yan Sang International, Ltd.	673,800	336,520
*	euNetworks Group, Ltd.	411,000	4,529
#	Ezion Holdings, Ltd.	3,014,000	3,181,306
#*	Ezra Holdings, Ltd.	3,489,000	3,174,317
	F.J. Benjamin Holdings, Ltd.	1,305,000	346,961
*	Falcon Energy Group, Ltd.	1,180,000	230,402
	Food Empire Holdings, Ltd.	1,094,400	432,912
	Fragrance Group, Ltd.	5,816,000	1,258,973
	Freight Links Express Holdings, Ltd.	6,042,111	326,363
*	Fu Yu Corp., Ltd.	611,500	30,643
*	Gallant Venture, Ltd.	3,789,000	849,599
	GK Goh Holdings, Ltd.	1,458,000	885,278
	Global Yellow Pages, Ltd.	299,000	21,319
#	GMG Global, Ltd.	15,662,000	1,612,669
	Goodpack, Ltd.	1,184,000	1,879,358
	GP Batteries International, Ltd.	343,000	267,300
	GP Industries, Ltd.	2,732,209	858,642
*	Grand Banks Yachts, Ltd.	166,000	48,013
	GuocoLand, Ltd.	447,314	793,228
#	GuocoLeisure, Ltd.	2,512,000	1,273,848
	Guthrie GTS, Ltd.	888,000	442,652
	Hanwell Holdings, Ltd.	1,823,419	380,623
*	Healthway Medical Corp., Ltd.	5,065,776	336,003
	HG Metal Manufacturing, Ltd.	426,000	27,905
	Hiap Seng Engineering, Ltd.	612,000	148,402
	Hi-P International, Ltd.	1,279,000	750,905
*	HLH Group, Ltd.	604,000	12,305
	Ho Bee Investment, Ltd.	1,196,000	1,442,058
*	Hong Fok Corp., Ltd.	3,323,640	1,369,879
*	Hong Fok Land, Ltd.	1,210,000	1,561
	Hong Leong Asia, Ltd.	591,000	815,352
	Hotel Grand Central, Ltd.	1,266,047	936,391
#	Hotel Properties, Ltd.	1,346,400	2,906,831
	Hour Glass, Ltd.	622,744	861,277
	HTL International Holdings, Ltd.	1,063,843	298,000
*	Huan Hsin Holdings, Ltd.	770,400	30,460
	HupSteel, Ltd.	1,572,875	255,513
	Hwa Hong Corp., Ltd.	2,186,000	647,889
#	Hyflux, Ltd.	3,141,500	3,463,212
	IFS Capital, Ltd.	248,080	78,283
#*	Indofood Agri Resources, Ltd.	2,464,000	2,535,330
*	Inno-Pacific Holdings, Ltd.	2,303,000	88,557
	InnoTek, Ltd.	950,000	252,298
*	Interra Resources, Ltd.	1,370,000	442,207
	IPC Corp., Ltd.	4,067,000	435,403

15

The Asia Pacific Small Company Series
continued

		Shares	Value††
SINGAPORE — (Continued)
	Isetan (Singapore), Ltd.	122,500	$513,103
*	Jaya Holdings, Ltd.	1,468,000	666,419
*	JES International Holdings, Ltd.	1,938,000	231,792
*	Jiutian Chemical Group, Ltd.	2,337,000	91,328
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—
	K1 Ventures, Ltd.	3,382,500	346,302
#	Keppel Telecommunications & Transportation, Ltd.	1,409,600	1,487,928
	K-Green Trust, Ltd.	539,000	446,445
	Kian Ann Engineering, Ltd.	1,276,000	443,017
	Koh Brothers Group, Ltd.	1,312,000	247,385
	Lafe Corp., Ltd.	1,234,800	76,935
	LC Development, Ltd.	3,036,504	392,880
	Lee Kim Tah Holdings, Ltd.	1,600,000	982,031
*	Li Heng Chemical Fibre Technologies, Ltd.	2,053,000	238,404
*	Lian Beng Group, Ltd.	1,149,000	365,947
	Lion Asiapac, Ltd.	142,000	21,540
*	LionGold Corp., Ltd.	298,000	260,096
*	Low Keng Huat Singapore, Ltd.	211,000	82,773
	Lum Chang Holdings, Ltd.	1,042,030	277,047
	M1, Ltd.	1,154,000	2,467,111
*	Manhattan Resources, Ltd.	957,000	383,640
	Marco Polo Marine, Ltd.	608,000	166,996
	Memstar Technology, Ltd.	4,404,000	226,700
	Memtech International, Ltd.	1,222,000	75,736
#	Mercator Lines Singapore, Ltd.	555,000	52,769
	Metro Holdings, Ltd.	2,085,792	1,348,822
*	Mewah International, Inc.	835,000	296,795
#	Midas Holdings, Ltd.	5,800,000	1,914,925
	Nam Cheong, Ltd.	3,341,740	655,322
	Nera Telecommunications, Ltd.	1,079,000	459,641
	New Toyo International Holdings, Ltd.	1,624,000	358,315
	NSL, Ltd.	422,000	490,941
*	Oceanus Group, Ltd.	8,780,000	221,915
#	OKP Holdings, Ltd.	207,000	85,552
	Orchard Parade Holdings, Ltd.	990,359	2,063,514
	OSIM International, Ltd.	1,465,000	1,945,552
*	Ossia International, Ltd.	398,554	37,411
#*	Otto Marine, Ltd.	4,977,500	341,974
#	Overseas Union Enterprise, Ltd.	1,255,000	2,721,053
	Pan Pacific Hotels Group, Ltd.	1,669,500	3,097,251
	Pan-United Corp., Ltd.	2,006,000	1,114,079
*	Penguin International, Ltd.	400,000	23,368
	Petra Foods, Ltd.	876,000	1,878,406
	Popular Holdings, Ltd.	2,763,650	565,086
	QAF, Ltd.	1,040,151	676,552
	Qian Hu Corp., Ltd.	481,600	34,788
#	Raffles Education Corp., Ltd.	3,580,710	965,883
#	Raffles Medical Group, Ltd.	1,040,223	2,084,128
*	Rickmers Maritime	53,000	15,817
	Rotary Engineering, Ltd.	1,167,600	400,832
	Roxy-Pacific Holdings, Ltd.	445,000	191,476
*	S i2i, Ltd.	14,461,000	284,045
	San Teh, Ltd.	999,087	241,769
*	Sapphire Corp., Ltd.	704,000	67,618
	SBS Transit, Ltd.	953,500	1,144,096
	SC Global Developments, Ltd.	517,000	472,920
	See Hup Seng, Ltd.	64,000	9,913
*	Seroja Investments, Ltd.	17,767	2,447
#*	Sheng Siong Group, Ltd.	602,000	233,891
	Sim Lian Group, Ltd.	2,281,855	1,528,000
	Sinarmas Land, Ltd.	4,095,000	927,529

16

The Asia Pacific Small Company Series
continued

		Shares	Value††
SINGAPORE — (Continued)
*	Sing Holdings, Ltd.	548,000	$172,597
	Sing Investments & Finance, Ltd.	198,450	223,522
#	Singapore Land, Ltd.	60,000	337,020
	Singapore Post, Ltd.	6,199,120	5,789,946
	Singapore Reinsurance Corp., Ltd.	1,514,530	295,477
	Singapore Shipping Corp., Ltd.	1,689,000	249,981
	Singapura Finance, Ltd.	174,062	227,127
*	Sinostar PEC Holdings, Ltd.	160,000	16,444
#	Sound Global, Ltd.	1,432,000	589,932
	Stamford Land Corp., Ltd.	2,938,000	1,335,405
	Straco Corp., Ltd.	130,000	26,300
	STX OSV Holdings, Ltd.	3,176,000	3,965,561
	Sunningdale Tech, Ltd.	2,398,000	243,259
#*	Sunvic Chemical Holdings, Ltd.	1,213,000	355,989
#	Super Group, Ltd.	1,064,000	2,125,212
#*	Swiber Holdings, Ltd.	2,521,000	1,194,856
	Tat Hong Holdings, Ltd.	1,241,800	1,337,701
#	Technics Oil & Gas, Ltd.	947,000	801,868
	Thakral Corp., Ltd.	6,028,000	137,505
*	Tiger Airways Holdings, Ltd.	1,970,500	1,197,690
	Tiong Woon Corp. Holding, Ltd.	1,498,250	343,105
*	Transcu Group, Ltd.	4,936,000	64,745
	Trek 2000 International, Ltd.	714,000	147,087
#*	Triyards Holdings, Ltd.	348,900	233,115
#	Tuan Sing Holdings, Ltd.	3,747,475	931,397
	UMS Holdings, Ltd.	1,178,000	389,456
#	United Engineers, Ltd.	1,015,014	2,050,418
#	United Envirotech, Ltd.	1,440,000	429,286
	United Industrial Corp., Ltd.	163,000	372,488
	United Overseas Insurance, Ltd.	187,250	549,525
	UOB-Kay Hian Holdings, Ltd.	1,584,400	2,082,050
	Venture Corp., Ltd.	819,000	5,126,251
	Vicom, Ltd.	120,000	480,823
#	WBL Corp., Ltd.	615,000	1,782,205
	Wee Hur Holdings, Ltd.	1,207,000	276,985
	Wheelock Properties, Ltd.	1,210,000	1,795,186
	Wing Tai Holdings, Ltd.	1,874,567	2,652,645
	Xpress Holdings, Ltd.	3,079,000	65,216
	YHI International, Ltd.	1,174,000	314,569
	Yoma Strategic Holdings, Ltd.	2,000	865
	Yongnam Holdings, Ltd.	4,419,000	851,423
TOTAL SINGAPORE			145,872,792
TOTAL COMMON STOCKS			992,682,247

RIGHTS/WARRANTS — (0.1%)
AUSTRALIA — (0.0%)
*	Centrebet International, Ltd. Litigation Rights	81,336	—
*	Gujarat NRE Coking Coal, Ltd. Rights 11/15/12	29,966	—
*	Yancoal Australia, Ltd. Contigent Value Rights	232,730	579,555
TOTAL AUSTRALIA			579,555

HONG KONG — (0.1%)
*	Esprit Holdings, Ltd. Rights 11/19/12	2,582,450	693,092

SINGAPORE — (0.0%)
*	Sing Investments & Finance, Ltd. Rights 11/05/12	99,225	14,235
*	Transcu Group, Ltd. Warrants 09/01/13	1,018,000	835
TOTAL SINGAPORE			15,070
TOTAL RIGHTS/WARRANTS			1,287,717

17

The Asia Pacific Small Company Series
continued

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (16.9%)
§@ DFA Short Term Investment Fund	17,286,085	200,000,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12 (Collateralized
by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at $1,673,484) to be
repurchased at $1,640,687	$1,641	1,640,671
TOTAL SECURITIES LENDING COLLATERAL		201,640,671
TOTAL INVESTMENTS — (100.0%)
(Cost $1,153,289,637)		$1,195,610,635

18

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2012

		Shares	Value††
COMMON STOCKS — (98.1%)
Consumer Discretionary — (24.5%)
	4imprint Group P.L.C.	96,735	$543,525
	888 Holdings P.L.C.	508,610	861,283
	Aegis Group P.L.C.	3,314,004	12,583,830
	Aga Rangemaster Group P.L.C.	453,866	399,923
*	Barratt Developments P.L.C.	4,366,245	13,384,802
	Bellway P.L.C.	481,114	7,864,489
*	Berkeley Group Holdings P.L.C. (The)	548,179	13,489,734
	Betfair Group P.L.C.	91,793	1,115,154
	Bloomsbury Publishing P.L.C.	272,216	565,717
	Bovis Homes Group P.L.C.	875,787	7,249,764
	Bwin.Party Digital Entertainment P.L.C.	2,344,508	4,554,800
*	Carpetright P.L.C.	177,223	1,974,132
	Centaur Media P.L.C.	556,967	457,811
	Chime Communications P.L.C.	246,173	858,453
	Cineworld Group P.L.C.	198,435	776,982
*	Clinton Cards P.L.C.	740,506	—
	Creston P.L.C.	22,394	30,349
	Daily Mail & General Trust P.L.C. Series A	1,312,593	10,125,279
	Darty P.L.C.	2,066,186	1,796,501
	Debenhams P.L.C.	5,756,729	11,145,139
	Dignity P.L.C.	218,423	3,297,087
*	Dixons Retail P.L.C.	15,301,236	5,105,084
	Domino’s Pizza Group P.L.C.	465,012	3,800,122
	Dunelm Group P.L.C.	188,285	2,040,143
*	Enterprise Inns P.L.C.	2,178,467	2,561,410
	Euromoney Institutional Investor P.L.C.	295,537	3,820,353
	Fiberweb P.L.C.	531,419	566,810
*	Findel P.L.C.	4,998,346	548,300
*	Forminster P.L.C.	43,333	2,622
	French Connection Group P.L.C.	205,623	80,126
	Fuller Smith & Turner P.L.C. Series A	132,875	1,588,719
*	Future P.L.C.	1,301,863	360,702
	Games Workshop Group P.L.C.	101,889	1,109,098
	GKN P.L.C.	3,193,432	10,740,884
	Greene King P.L.C.	1,421,372	13,637,335
	Halfords Group P.L.C.	792,627	4,430,415
	Headlam Group P.L.C.	336,384	1,736,703
	Henry Boot P.L.C.	430,392	904,753
#*	hibu P.L.C.	4,312,932	25,756
*	HMV Group P.L.C.	791,347	35,342
#	Home Retail Group P.L.C.	3,162,895	5,839,305
	Hornby P.L.C.	154,220	149,341
	Howden Joinery Group P.L.C.	2,315,316	6,365,464
	Huntsworth P.L.C.	854,940	646,224
	Inchcape P.L.C.	2,005,227	13,040,981
	Informa P.L.C.	2,578,346	16,689,745
	ITV P.L.C.	8,151,944	11,412,918
	JD Sports Fashion P.L.C.	120,013	1,471,955
	JD Wetherspoon P.L.C.	462,380	3,746,651
	John Menzies P.L.C.	244,534	2,392,948
*	Johnston Press P.L.C.	507,412	102,458
	Ladbrokes P.L.C.	3,736,209	10,821,643
	Laura Ashley Holdings P.L.C.	1,500,394	640,612
	Lookers P.L.C.	1,114,193	1,365,690
	Low & Bonar P.L.C.	831,280	727,128
	M.J. Gleeson Group P.L.C.	195,875	475,612
	Marston’s P.L.C.	2,854,528	5,653,375
	Mecom Group P.L.C.	274,098	344,488

1

The United Kingdom Small Company Series
continued

		Shares	Value††
Consumer Discretionary — (Continued)
	Millennium & Copthorne Hotels P.L.C.	1,048,561	$8,508,761
*	Mitchells & Butlers P.L.C.	987,029	5,222,667
#	Mothercare P.L.C.	436,844	1,960,059
*	MWB Group Holdings P.L.C.	335,122	26,364
	N Brown Group P.L.C.	874,754	4,751,622
#*	Ocado Group P.L.C.	717,280	768,503
*	Pendragon P.L.C.	2,748,586	620,979
*	Perform Group PLC	8,744	56,712
	Persimmon P.L.C.	1,429,557	18,394,004
	Photo-Me International P.L.C.	17,330	14,006
*	Punch Taverns P.L.C.	2,380,301	249,276
	Rank Group P.L.C.	3,252	7,692
*	Redrow P.L.C.	1,498,271	3,821,045
	Restaurant Group P.L.C.	794,689	4,815,167
	Rightmove P.L.C.	404,934	10,542,022
	Smiths News P.L.C.	805,283	2,020,271
	Spirit Pub Co. P.L.C.	2,505,265	2,448,933
*	Sportech P.L.C.	361,100	373,447
#	Sportingbet P.L.C.	983,711	852,335
*	Sports Direct International P.L.C.	710,804	4,580,439
*	SuperGroup P.L.C.	118,236	1,276,712
	Taylor Wimpey P.L.C.	14,517,978	14,349,169
	Ted Baker P.L.C.	148,966	2,274,888
*	Thomas Cook Group P.L.C.	3,320,407	1,100,079
	Topps Tiles P.L.C.	810,881	617,189
*	Torotrak P.L.C.	45,292	21,846
*	Trinity Mirror P.L.C.	1,688,565	1,653,544
	TUI Travel P.L.C.	1,536,840	6,235,459
	UBM P.L.C.	1,008,603	11,402,231
	UTV Media P.L.C.	230,855	496,458
	Vitec Group P.L.C. (The)	160,973	1,850,631
#	WH Smith P.L.C.	620,413	6,225,889
	Whitbread P.L.C.	34,852	1,324,493
	William Hill P.L.C.	3,062,912	16,735,721
	Wilmington Group P.L.C.	346,234	712,569
Total Consumer Discretionary			364,367,151

Consumer Staples — (3.9%)
#	A.G. Barr P.L.C.	424,100	3,045,773
	Anglo-Eastern Plantations P.L.C.	108,153	1,221,816
	Booker Group P.L.C.	5,398,487	8,938,689
	Britvic P.L.C.	961,388	5,579,509
	Cranswick P.L.C.	215,761	2,601,564
	Dairy Crest Group P.L.C.	639,100	3,685,047
	Devro P.L.C.	672,640	3,565,512
*	European Home Retail P.L.C.	109,256	—
	Greencore Group P.L.C.	1,566,557	2,300,488
	Greggs P.L.C.	479,826	3,628,784
	Hilton Food Group, Ltd.	11,461	51,709
*	McBride P.L.C.	832,651	1,841,618
*	McBride P.L.C. Redeemable B Shares	24,979,530	40,311
*	Premier Foods P.L.C.	860,448	1,484,965
#	PZ Cussons P.L.C.	1,287,639	7,041,764
	R.E.A. Holdings P.L.C.	50,639	392,914
	Tate & Lyle P.L.C.	1,034,844	12,129,459
	Thorntons P.L.C.	179,394	88,926
	Young & Co.’s Brewery P.L.C. Non-Voting Shares	26,250	228,093
Total Consumer Staples			57,866,941

Energy — (4.9%)
*	Afren P.L.C.	4,970,604	11,086,658

2

The United Kingdom Small Company Series
continued

		Shares	Value††
Energy — (Continued)
	Anglo Pacific Group P.L.C.	438,805	$1,773,306
*	Cadogan Petroleum P.L.C.	39,742	9,823
*	Cairn Energy P.L.C.	1,353,844	6,136,442
*	EnQuest P.L.C.	2,767,503	5,188,032
#*	Essar Energy P.L.C.	572,688	1,269,119
*	Exillon Energy P.L.C.	162,141	408,683
*	Fortune Oil P.L.C.	6,170,225	847,154
*	Hardy Oil & Gas P.L.C.	74,781	156,569
*	Heritage Oil P.L.C.	653,846	2,045,410
	Hunting P.L.C.	541,277	6,556,258
	James Fisher & Sons P.L.C.	178,323	2,251,005
*	JKX Oil & Gas P.L.C.	456,676	590,848
	John Wood Group P.L.C.	1,017,921	13,991,092
#	Lamprell P.L.C.	596,806	714,651
*	Petroceltic International P.L.C.	5,866,873	654,351
*	Premier Oil P.L.C.	1,957,535	11,099,271
*	Salamander Energy P.L.C.	976,320	3,034,643
*	SOCO International P.L.C.	970,105	5,300,652
*	UK Coal P.L.C.	1,282,146	144,226
Total Energy			73,258,193

Financials — (14.1%)
	Aberdeen Asset Management P.L.C.	2,601,039	13,663,246
	Admiral Group P.L.C.	41,232	738,864
	Amlin P.L.C.	2,265,989	13,660,008
	Arbuthnot Banking Group P.L.C.	48,497	505,733
	Ashmore Group P.L.C.	1,141,118	6,568,968
	Beazley P.L.C.	2,304,463	6,589,227
	Brewin Dolphin Holdings P.L.C.	1,089,299	3,178,539
	Capital & Counties Properties P.L.C.	472,683	1,726,612
*	Capital & Regional P.L.C.	1,493,345	579,093
	Catlin Group, Ltd.	1,602,895	12,215,551
#	Charles Stanley Group P.L.C.	126,349	586,856
	Charles Taylor P.L.C.	139,215	405,243
	Chesnara P.L.C.	367,992	1,115,581
	Close Brothers Group P.L.C.	637,738	8,726,585
	Daejan Holdings P.L.C.	32,083	1,497,609
	Development Securities P.L.C.	474,030	1,224,870
	F&C Asset Management P.L.C.	2,141,878	3,426,195
	Hansard Global P.L.C.	16,468	22,901
	Hargreaves Lansdown P.L.C.	734,280	8,763,124
	Helical Bar P.L.C.	660,484	2,056,719
	Henderson Group P.L.C.	4,116,420	7,791,870
	Hiscox, Ltd.	1,714,088	13,217,072
	ICAP P.L.C.	1,805,106	9,496,771
	IG Group Holdings P.L.C.	1,498,282	10,550,404
*	Industrial & Commercial Holdings P.L.C.	5,000	121
	Intermediate Capital Group P.L.C.	572,350	2,825,037
	International Personal Finance P.L.C.	690,825	3,880,579
#*	IP Group P.L.C.	851,769	1,624,970
	Jardine Lloyd Thompson Group P.L.C.	518,004	6,226,680
	Jupiter Fund Management P.L.C.	605,835	2,563,270
	Lancashire Holdings, Ltd.	685,288	9,556,371
*	Liontrust Asset Management P.L.C.	129,935	235,053
	London Stock Exchange Group P.L.C.	579,642	9,146,032
	LSL Property Services P.L.C.	162,024	590,418
	Man Group P.L.C.	4,362,669	5,543,977
	Novae Group P.L.C.	217,826	1,308,824
	Phoenix Group Holdings P.L.C.	121,881	972,335
	Provident Financial P.L.C.	496,498	11,004,838
*	Puma Brandenburg, Ltd. Class A	1,193,004	92,829

3

The United Kingdom Small Company Series
continued

		Shares	Value††
Financials — (Continued)
*	Puma Brandenburg, Ltd. Class B	1,193,004	$38,678
*	Quintain Estates & Development P.L.C.	1,564,238	1,352,637
	Rathbone Brothers P.L.C.	165,692	3,466,529
*	Raven Russia, Ltd.	252,791	265,357
	S&U P.L.C.	21,140	303,695
	Safestore Holdings P.L.C.	599,761	1,056,444
	Savills P.L.C.	574,918	3,757,301
	Shore Capital Group, Ltd.	890,380	237,145
	St. James’s Place P.L.C.	846,493	5,435,424
	St. Modwen Properties P.L.C.	667,078	2,173,933
	Tullett Prebon P.L.C.	1,003,860	4,437,965
	Unite Group P.L.C.	751,758	3,441,897
*	Waterloo Investment Holdings, Ltd.	5,979	675
Total Financials			209,846,655

Health Care — (2.1%)
#*	Alizyme P.L.C.	660,805	—
	Assura Group, Ltd.	55,851	30,261
	Bioquell P.L.C.	90,893	193,755
*	BTG P.L.C.	1,273,722	7,032,917
	Consort Medical P.L.C.	119,338	1,474,871
	Corin Group P.L.C.	126,637	117,379
	Dechra Pharmaceuticals P.L.C.	343,154	3,414,171
	Genus P.L.C.	250,709	5,905,930
	Hikma Pharmaceuticals P.L.C.	590,810	7,056,284
*	Optos P.L.C.	78,266	257,193
*	Oxford Biomedica P.L.C.	2,821,652	115,891
*	Renovo Group P.L.C.	87,461	23,996
*	Southern Cross Healthcare Group P.L.C.	191,826	—
	Synergy Health P.L.C.	221,547	3,322,624
*	Vectura Group P.L.C.	1,514,341	2,127,145
*	Vernalis P.L.C.	19,974	7,906
Total Health Care			31,080,323

Industrials — (27.8%)
#	Air Partner P.L.C.	37,086	185,555
	Alumasc Group P.L.C.	124,366	164,660
	Ashtead Group P.L.C.	2,502,187	15,116,530
	Avon Rubber P.L.C.	31,280	161,419
	Babcock International Group P.L.C.	1,401,502	22,154,294
	Balfour Beatty P.L.C.	3,154,154	16,078,068
	BBA Aviation P.L.C.	2,792,163	9,122,178
	Berendsen P.L.C.	773,744	7,035,834
	Bodycote P.L.C.	1,253,236	7,651,954
	Braemar Shipping Services P.L.C.	81,108	546,733
	Brammer P.L.C.	244,607	949,530
	Bunzl P.L.C.	147,479	2,442,920
	Camellia P.L.C.	2,481	387,764
	Cape P.L.C.	432,603	1,881,522
	Carillion P.L.C.	1,787,034	8,894,503
	Carr’s Milling Industries P.L.C.	35,330	537,483
	Castings P.L.C.	162,757	911,981
	Chemring Group P.L.C.	783,476	3,976,353
	Clarkson P.L.C.	61,518	1,322,809
	Cobham P.L.C.	4,694,331	16,320,407
	Communisis P.L.C.	561,718	335,858
	Cookson Group P.L.C.	1,218,370	11,509,815
#	Costain Group P.L.C.	157,259	598,352
	De La Rue P.L.C.	446,761	7,640,869
	easyJet P.L.C.	692,439	6,997,805
*	Eleco P.L.C.	80,000	10,020

4

The United Kingdom Small Company Series
continued

		Shares	Value††
Industrials — (Continued)
	Fenner P.L.C.	719,811	$4,205,451
	Firstgroup P.L.C.	1,842,109	5,672,508
	Galliford Try P.L.C.	249,089	2,970,718
	Go-Ahead Group P.L.C.	187,428	3,932,585
*	Hampson Industries P.L.C.	110,209	409
	Harvey Nash Group P.L.C.	8,623	7,985
	Hays P.L.C.	5,445,665	7,180,401
	Hogg Robinson Group P.L.C.	250,887	198,572
	Homeserve P.L.C.	1,233,259	4,398,496
	Hyder Consulting P.L.C.	171,856	1,095,617
	IMI P.L.C.	1,002,882	15,484,442
	Interserve P.L.C.	576,831	3,633,984
	Intertek Group P.L.C.	378,948	17,273,414
	Invensys P.L.C.	3,349,956	12,352,173
	ITE Group P.L.C.	1,059,501	3,305,306
	Keller Group P.L.C.	280,343	2,749,917
	Kier Group P.L.C.	168,347	3,502,140
	Latchways P.L.C.	36,248	585,018
	Lavendon Group P.L.C.	512,546	1,167,947
	Management Consulting Group P.L.C.	1,290,496	516,423
#	Mears Group P.L.C.	263,980	1,253,498
	Meggitt P.L.C.	2,407,994	15,018,915
	Melrose P.L.C.	4,749,372	18,500,491
	Michael Page International P.L.C.	1,310,832	7,650,621
	Mitie Group P.L.C.	1,526,552	7,192,493
	Morgan Crucible Co. P.L.C.	1,297,193	5,299,961
	Morgan Sindall Group P.L.C.	170,811	1,824,263
	National Express Group P.L.C.	1,725,133	4,745,183
	Northgate P.L.C.	503,561	2,058,185
	PayPoint P.L.C.	132,776	1,649,580
	Porvair P.L.C.	146,460	324,684
	Qinetiq Group P.L.C.	3,030,205	9,651,175
	Regus P.L.C.	3,337,697	5,411,927
*	Renold P.L.C.	89,220	27,128
	Rentokil Initial P.L.C.	7,256,414	10,329,224
	Ricardo P.L.C.	217,815	1,271,551
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	387,999	1,249,681
	Rotork P.L.C.	366,679	13,509,077
	RPS Group P.L.C.	892,257	3,384,468
	Senior P.L.C.	1,849,203	5,811,564
	Severfield-Rowen P.L.C.	371,550	845,669
	Shanks Group P.L.C.	1,786,148	2,362,814
	SIG P.L.C.	2,467,815	4,180,720
	Speedy Hire P.L.C.	1,341,345	698,883
	Spirax-Sarco Engineering P.L.C.	320,648	10,039,086
	St. Ives Group P.L.C.	665,998	1,102,060
	Stagecoach Group P.L.C.	1,869,535	8,291,263
	Sthree P.L.C.	353,790	1,720,244
	T. Clarke P.L.C.	147,457	108,529
	Tarsus Group P.L.C.	212,372	643,035
*	Travis Perkins P.L.C.	930,166	16,254,661
	Tribal Group P.L.C.	139,275	211,088
	Trifast P.L.C.	359,985	254,234
	UK Mail Group P.L.C.	197,261	838,700
	Ultra Electronics Holdings P.L.C.	285,303	7,807,153
#	Volex P.L.C.	229,354	602,309
	Vp P.L.C.	167,297	884,883
*	Wincanton P.L.C.	462,355	506,133
	WS Atkins P.L.C.	501,683	5,785,306

5

The United Kingdom Small Company Series
continued

		Shares	Value††
Industrials — (Continued)
#	XP Power, Ltd.	73,546	$1,163,024
Total Industrials			413,632,185

Information Technology — (8.9%)
	Acal P.L.C.	104,729	293,040
	Anite P.L.C.	1,253,216	2,861,159
	Aveva Group P.L.C.	289,692	9,322,073
	Computacenter P.L.C.	460,793	2,728,327
	CSR P.L.C.	837,090	4,778,596
	Dialight P.L.C.	126,282	2,268,618
	Diploma P.L.C.	505,533	3,652,449
	Domino Printing Sciences P.L.C.	475,431	4,168,220
	E2V Technologies P.L.C.	415,037	778,743
	Electrocomponents P.L.C.	1,877,117	6,519,602
	Fidessa Group P.L.C.	138,383	2,971,089
	Halma P.L.C.	1,549,740	10,329,189
*	Imagination Technologies Group P.L.C.	928,414	6,859,020
*	Innovation Group P.L.C.	3,551,263	1,262,926
*	Kofax P.L.C.	317,667	1,447,479
	Laird P.L.C.	1,133,292	3,855,314
	Micro Focus International P.L.C.	556,396	5,160,899
	Moneysupermarket.com Group P.L.C.	676,611	1,465,350
	NCC Group P.L.C.	17,999	261,794
	Oxford Instruments P.L.C.	226,537	4,915,896
	Pace P.L.C.	1,356,764	4,073,114
	Phoenix IT Group, Ltd.	204,614	570,543
	Premier Farnell P.L.C.	1,467,203	3,926,043
*	PV Crystalox Solar P.L.C.	384,786	45,789
	Renishaw P.L.C.	188,423	5,372,296
	RM P.L.C.	363,499	473,661
	SDL P.L.C.	347,207	2,976,087
	Sepura P.L.C.	5,137	7,476
	Spectris P.L.C.	515,234	14,431,374
	Spirent Communications P.L.C.	2,633,737	6,149,662
	Telecity Group P.L.C.	826,400	12,038,001
	TT electronics P.L.C.	643,621	1,300,719
	Vislink P.L.C.	274,226	115,160
*	Wolfson Microelectronics P.L.C.	504,759	1,697,318
	Xaar P.L.C.	252,429	1,072,512
*	Xchanging P.L.C.	1,100,065	1,966,760
Total Information Technology			132,116,298

Materials — (7.3%)
	African Barrick Gold P.L.C.	361,989	2,481,984
	AZ Electronic Materials SA	292,428	1,677,416
	British Polythene Industries P.L.C.	119,701	736,714
	Carclo P.L.C.	221,307	1,290,230
*	Centamin P.L.C.	3,531,782	3,647,652
	Croda International P.L.C.	499,699	17,791,547
	DS Smith P.L.C.	4,475,611	15,451,908
	Elementis P.L.C.	1,966,934	6,657,512
	Ferrexpo P.L.C.	888,830	3,001,341
	Filtrona P.L.C.	802,884	7,438,164
*	Gem Diamonds, Ltd.	431,630	1,177,475
	Hill & Smith Holdings P.L.C.	311,720	1,874,496
#	Hochschild Mining P.L.C.	647,638	5,177,851
*	International Ferro Metals, Ltd.	423,652	94,132
#	Lonmin P.L.C.	428,276	3,553,829
	Marshalls P.L.C.	722,366	1,045,594
	Mondi P.L.C.	1,222,056	13,471,337
	New World Resources P.L.C. Series A	132,319	548,215

6

The United Kingdom Small Company Series
continued

	Shares	Value††
Materials — (Continued)
* Petra Diamonds, Ltd.	362,381	$583,475
Petropavlovsk P.L.C.	646,643	4,222,023
RPC Group P.L.C.	707,602	4,842,279
#* Talvivaara Mining Co. P.L.C.	418,283	881,222
Victrex P.L.C.	340,523	7,849,216
Yule Catto & Co. P.L.C.	962,661	2,285,497
Zotefoams P.L.C.	96,852	322,517
Total Materials		108,103,626

Telecommunication Services — (2.2%)
Cable & Wireless Communications P.L.C.	9,991,391	6,049,966
* Colt Group SA	1,298,816	2,317,964
Inmarsat P.L.C.	1,658,096	15,190,469
KCOM Group P.L.C.	2,643,350	3,243,205
TalkTalk Telecom Group P.L.C.	1,776,695	5,453,326
Total Telecommunication Services		32,254,930

Utilities — (2.4%)
Dee Valley Group P.L.C.	12,109	260,115
Drax Group P.L.C.	1,615,898	14,665,707
Pennon Group P.L.C.	1,434,955	16,622,307
Telecom Plus P.L.C.	265,603	3,644,535
Total Utilities		35,192,664
TOTAL COMMON STOCKS		1,457,718,966
PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
* R.E.A. Holdings P.L.C.	8,452	15,064
RIGHTS/WARRANTS — (0.0%)
* SFI Holdings, Ltd. Litigation Certificate	26,713	—
TOTAL RIGHTS/WARRANTS		—

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (1.9%)
§@ DFA Short Term Investment Fund	2,420,052	28,000,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12 (Collateralized
by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at $224) to be repurchased at
$220	—	220
TOTAL SECURITIES LENDING COLLATERAL		28,000,220

TOTAL INVESTMENTS — (100.0%)
(Cost $1,210,154,050)		$1,485,734,250

7

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2012

		Shares	Value††
COMMON STOCKS — (88.4%)
AUSTRIA — (2.2%)
	Agrana Beteiligungs AG	17,322	$2,086,369
*	AMAG Austria Metall AG	13,167	364,864
*	A-TEC Industries AG	21,828	—
	Atrium European Real Estate, Ltd.	610,894	3,464,231
	Austria Email AG	715	5,666
	Austria Technologie & Systemtechnik AG	42,211	371,216
	BKS Bank AG	3,120	70,267
#	BWT AG	39,087	808,228
	CA Immobilien Anlagen AG	163,483	2,027,165
	DO & CO AG	2,924	120,468
*	EAG-Beteiligungs AG	1,650	1,069
#	EVN AG	147,842	2,091,265
	Flughafen Wien AG	45,527	2,064,513
	Frauenthal Holding AG	4,212	50,124
#*	Intercell AG	254,689	626,995
	Josef Manner & Co. AG	870	56,393
	Kapsch TrafficCom AG	22,171	1,294,428
#	Lenzing AG	50,402	4,486,569
	Mayr-Melnhof Karton AG	39,013	3,856,345
#	Oberbank AG	37,973	2,352,401
#	Oesterreichischen Post AG	147,545	5,686,026
	Palfinger AG	55,397	1,113,768
#*	Polytec Holding AG	79,815	569,658
	RHI AG	112,207	3,175,268
	Rosenbauer International AG	13,836	724,485
#	S IMMO AG	226,536	1,446,437
*	S&T System Integration & Technology Distribution AG	6,318	24,437
	Schoeller-Bleckmann Oilfield Equipment AG	51,365	4,955,866
	Semperit Holding AG	47,021	1,981,734
	Strabag SE	102,680	2,581,393
	UBM Realitaetenentwicklung AG	2,880	47,408
#*	Uniqa Versicherungen AG	248,568	2,872,784
#	Wienerberger AG	496,488	3,561,534
	Wolford AG	11,252	364,403
	Zumtobel AG	128,443	1,373,990
TOTAL AUSTRIA			56,677,767

BELGIUM — (3.2%)
#*	Ablynx NV	88,257	595,520
	Ackermans & van Haaren NV	118,073	9,613,309
*	Agfa-Gevaert NV	769,380	1,257,195
	Arseus NV	94,203	1,763,355
	Atenor Group NV	4,672	211,470
	Banque Nationale de Belgique	955	3,042,741
	Barco NV	58,733	4,040,279
#	Bekaert NV	136,903	3,738,318
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	245,670
	Compagnie d’Entreprises SA	41,428	2,038,337
*	Compagnie du Bois Sauvage SA	87	5
	Compagnie Immobiliere de Belgique SA	10,604	361,037
	Compagnie Maritime Belge SA	66,098	1,182,497
#*	Deceuninck NV	298,827	496,562
#*	Devgen NV	73,663	1,516,299
	D’ieteren SA NV	129,060	6,229,223
	Duvel Moorgat SA	8,799	1,060,600
	Econocom Group	265,744	1,844,115
	Elia System Operator SA	131,072	5,354,602
*	Euronav SA	88,337	487,785

1

The Continental Small Company Series
continued

		Shares	Value††
BELGIUM — (Continued)
	EVS Broadcast Equipment SA	56,205	$3,262,713
	Exmar NV	132,340	987,261
	Floridienne SA	2,033	292,421
*	Galapagos NV	99,665	2,026,835
#	Gimv NV	13,215	638,937
	Hamon SA	4,148	58,465
	Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	342,324
*	Ion Beam Applications SA	81,148	683,237
	Jensen-Group NV	12,030	182,555
	Kinepolis Group NV	19,582	1,953,895
	Lotus Bakeries NV	1,361	1,010,899
	Melexis NV	93,665	1,480,708
	Mobistar SA	84,370	2,230,962
	Nyrstar NV	616,535	3,585,618
*	Picanol NV	17,778	431,388
*	RealDolmen NV (5529094)	120	20
*	RealDolmen NV (B3M0622)	7,555	180,695
	Recticel SA	87,697	581,620
	Resilux SA	4,095	262,929
	Rosier SA	655	188,635
	Roularta Media Group NV	8,707	131,555
	SAPEC SA	3,419	176,980
	Sioen Industries NV	52,140	418,151
	Sipef NV	29,621	2,258,025
	Softimat SA	22,765	101,017
	Telenet Group Holding NV	606	27,763
	Ter Beke NV	2,260	140,750
	Tessenderlo Chemie NV	122,318	3,549,307
#*	ThromboGenics NV	152,765	7,335,477
	Van de Velde NV	33,273	1,534,979
	VPK Packaging Group SA	12,084	514,609
TOTAL BELGIUM			81,649,649

DENMARK — (3.4%)
	Alk-Abello A.S.	28,123	1,871,400
*	Alm. Brand A.S.	484,611	1,207,289
*	Amagerbanken A.S.	647,900	—
	Ambu A.S. Series B	26,910	716,997
*	Arkil Holdings A.S. Series B	586	40,179
*	Auriga Industries A.S. Series B	96,829	1,438,589
#*	Bang & Olufsen Holdings A.S.	147,514	1,820,773
*	BankNordik A.S.	292	3,123
#*	Bavarian Nordic A.S.	100,943	920,384
	BoConcept Holding A.S.	5,650	127,759
	Brodrene Hartmann A.S. Series B	11,730	250,270
*	Brondbyernes IF Fodbold A.S. Series B	12,915	32,581
	D/S Norden A.S.	110,869	2,924,056
*	Dalhoff Larsen & Horneman A.S.	9,669	6,130
	DFDS A.S.	18,568	900,236
*	Djursland Bank A.S.	8,970	216,155
	East Asiatic Co., Ltd. A.S.	55,571	1,073,159
	F.E. Bording A.S.	576	68,055
	Fluegger A.S. Series B	4,198	240,764
#*	Genmab A.S.	174,543	2,430,351
	GN Store Nord A.S.	803,034	12,585,533
*	GPV Industri A.S. Series B	2,200	11,468
*	Greentech Energy Systems A.S.	8,355	16,839
	Gronlandsbanken A.S.	768	63,162
*	H&H International A.S. Series B	18,111	92,099
	Harboes Bryggeri A.S.	12,252	186,187
*	Hojgaard Holding A.S. Series B	2,727	35,473

2

The Continental Small Company Series
continued

		Shares	Value††
DENMARK — (Continued)
#	IC Companys A.S.	35,278	$617,996
*	Incentive A.S.	3,575	11,491
	Jeudan A.S.	4,620	358,008
*	Jyske Bank A.S.	229,630	6,990,086
	Lan & Spar Bank A.S.	5,150	254,567
*	Lastas A.S. Series B	9,839	27,182
*	Lollands Bank A.S.	209	4,031
*	Mols-Linien A.S.	23,640	64,077
*	NeuroSearch A.S.	43,007	33,923
#	NKT Holding A.S.	92,105	3,087,266
	Nordjyske Bank A.S.	17,600	251,187
	Norresundby Bank A.S.	7,350	217,112
	North Media A.S.	36,665	124,114
*	Ostjydsk Bank A.S.	3,305	128,754
#*	Pandora A.S.	236,869	3,761,058
#*	Parken Sport & Entertainment A.S.	33,556	393,125
	Per Aarsleff A.S. Series B	7,235	502,789
#	Ringkjoebing Landbobank A.S.	17,872	2,473,888
	Roblon A.S. Series B	540	78,517
	Rockwool International A.S. Series B	28,851	2,715,724
	Royal Unibrew A.S.	45,850	3,649,711
*	Salling Bank A.S.	384	14,815
	Schouw & Co. A.S.	74,017	1,691,619
	SimCorp A.S.	19,486	4,252,211
*	Skjern Bank A.S.	2,897	46,397
	Solar Holdings A.S. Series B	22,263	1,379,635
*	Spar Nord Bank A.S.	274,852	1,211,212
*	Sparbank A.S.	7,749	66,881
*	Sparekassen Faaborg A.S.	1,972	62,808
*	Sydbank A.S.	307,380	5,630,616
	Tivoli A.S.	969	497,858
#*	TK Development A.S.	153,640	373,934
*	Topdanmark A.S.	53,386	10,826,718
*	TopoTarget A.S.	332,263	140,545
*	Topsil Semiconductor Materials A.S.	194,350	12,244
*	Torm A.S.	116,681	60,350
*	United International Enterprises A.S.	6,796	1,159,308
#*	Vestas Wind Systems A.S.	588,304	3,401,289
*	Vestjysk Bank A.S.	29,541	73,492
*	Zealand Pharma A.S.	14,793	265,225
TOTAL DENMARK			86,190,774

FINLAND — (6.1%)
#	Ahlstrom Oyj	29,300	487,487
	Aktia Oyj Series A	14,830	110,107
#	Alma Media Oyj	277,852	1,715,228
	Amer Sports Oyj	495,357	7,019,289
	Aspo Oyj	83,192	634,457
	Atria P.L.C.	23,261	156,194
*	Bank of Aland P.L.C. Series B	22,078	215,814
	BasWare Oyj	34,550	962,103
*	Biotie Therapies Corp. Oyj	917,186	461,918
#	Cargotec Oyj Series B	134,915	2,975,615
	Citycon Oyj	982,759	3,218,976
*	Componenta Oyj	34,813	94,274
	Comptel P.L.C.	337,600	179,236
#	Cramo Oyj	148,755	1,513,054
	Digia P.L.C.	48,912	185,283
	Efore Oyj	60,233	52,386
*	Elcoteq SE	3,041	—
*	Elektrobit Corp. Oyj	16,849	15,385

3

The Continental Small Company Series
continued

		Shares	Value††
FINLAND — (Continued)
	Elisa Oyj	432,751	$9,286,323
	eQ P.L.C.	67,120	161,107
	Etteplan Oyj	57,413	200,161
*	Finnair Oyj	298,520	851,016
*	Finnlines Oyj	124,906	1,276,664
	Fiskars Oyj Abp	182,790	3,771,952
	F-Secure Oyj	463,536	975,175
*	GeoSentric Oyj	244,900	3,174
*	Glaston Oyj Abp	56,393	19,666
	HKScan Oyj Series A	101,202	442,768
	Huhtamaki Oyj	373,956	6,322,742
	Ilkka-Yhtyma Oyj	61,503	398,650
#	KCI Konecranes Oyj	245,559	7,808,333
#	Kemira Oyj	459,125	6,108,053
	Kesko Oyj Series B	250,135	7,821,799
	Laennen Tehtaat Oyj	18,920	347,214
	Lassila & Tikanoja Oyj	137,644	2,110,841
#	Lemminkainen Oyj	22,983	470,051
#*	Mesta Board Oyj	1,549,706	4,651,911
*	Neo Industrial Oyj	14,567	33,828
#	Neste Oil Oyj	477,554	5,980,291
	Okmetic Oyj	54,991	330,162
	Olvi Oyj Series A	62,708	1,629,592
#	Oriola-KD Oyj Series A	5,045	14,379
	Oriola-KD Oyj Series B	450,090	1,219,361
	Orion Oyj Series A	130,940	3,245,195
	Orion Oyj Series B	384,369	9,510,594
#*	Outokumpu Oyj	3,488,317	2,964,328
#	Outotec Oyj	163,942	8,010,462
	PKC Group Oyj	73,207	1,329,514
	Pohjola Bank P.L.C. Series A	331,849	4,526,882
#	Ponsse Oyj	25,697	204,620
#	Poyry Oyj	187,165	777,080
	Raisio P.L.C. Series V	541,284	2,139,118
	Ramirent Oyj	314,761	2,355,602
	Rapala VMC Oyj	113,258	728,285
#	Rautaruukki Oyj Series K	373,835	2,370,641
	Raute Oyj Series A	9,858	94,327
*	Ruukki Group Oyj	604,909	378,681
	Saga Furs Oyj	11,244	283,369
#	Sanoma Oyj	328,616	3,195,438
*	Scanfil P.L.C.	123,479	136,393
	Sievi Capital P.L.C.	123,479	153,478
	SRV Group P.L.C.	7,277	31,894
	Stockmann Oyj Abp Series A	43,914	857,285
#	Stockmann Oyj Abp Series B	132,971	2,501,296
#*	Stonesoft Oyj	69,779	114,163
	Technopolis Oyj	301,916	1,373,463
	Teleste Oyj	53,559	276,928
#	Tieto Oyj	291,983	5,604,136
#	Tikkurila Oyj	168,347	3,190,089
*	Tulikivi Oyj	4,463	3,239
#	Uponor Oyj Series A	241,740	2,727,429
	Vacon Oyj	45,416	2,330,350
	Vaisala Oyj Series A	39,132	812,070
	Viking Line Abp	10,366	235,851
	Yit Oyj	479,016	9,445,723
TOTAL FINLAND			154,139,942

FRANCE — (9.8%)
	ABC Arbitrage SA	22,399	179,912

4

The Continental Small Company Series
continued

		Shares	Value††
FRANCE — (Continued)
#*	Air France-KLM	722,730	$6,041,925
	Akka Technologies SA	22,790	644,127
#*	Alcatel-Lucent SA	7,392,628	7,558,803
	Ales Groupe SA	29,486	531,704
	Altamir Amboise SA	81,618	732,381
	Alten SA	80,004	2,517,695
*	Altran Technologies SA	676,432	4,556,571
	April SA	74,171	1,311,924
#*	Archos SA	75,094	303,886
	Arkema SA	27,360	2,496,577
*	Artprice.com SA	10,649	440,219
	Assystem	56,624	1,050,794
*	Atari SA	93,971	116,862
	AtoS SA	21,169	1,421,323
	Aubay SA	10,285	62,666
#	Audika Groupe SA	21,251	252,277
#	Aurea SA	3,637	20,639
	Avenir Telecom SA	8,000	4,666
	Axway Software SA	22,982	359,650
*	Baccarat SA	377	78,392
	Banque Tarneaud SA	1,430	152,097
#	Beneteau SA	179,820	1,797,051
#*	Bigben Interactive SA	13,117	151,878
*	BioAlliance Pharma SA	35,932	190,664
	Boiron SA	29,066	930,500
	Boizel Chanoine Champagne SA	7,266	349,316
	Bonduelle SCA	16,034	1,475,163
	Bongrain SA	34,266	2,047,059
	Bourbon SA	184,935	4,993,033
*	Boursorama SA	69,079	414,658
*	Bull SA	351,752	1,027,272
#	Burelle SA	3,866	905,857
	Cafom SA	3,655	18,431
	Catering International Services SA	1,111	143,995
*	Cegedim SA	16,591	296,406
	Cegid Group	17,915	345,695
	CFAO SA	83,122	4,012,603
	Cie des Alpes	6,721	120,078
	Ciments Francais SA	10,266	624,319
*	Club Mediterranee SA	87,746	1,394,815
	Compagnie Industrielle et Financiere D’Entreprises SA	1,200	65,341
	Damartex SA	20,518	346,322
	Derichebourg SA	548,515	1,551,410
	Devoteam SA	24,812	286,313
*	Dynaction SA	4,262	40,888
	Eiffage SA	136,700	4,704,027
	Electricite de Strasbourg SA	21,886	2,682,632
	Eramet SA	13	1,653
	Esso SA Francaise	9,436	675,319
	Establissements Maurel et Prom SA	328,284	4,575,625
*	Etam Developpement SA	1,949	35,228
	Euler Hermes SA	52,633	3,631,988
*	Euro Disney SCA	138,383	927,945
	Eurofins Scientific SA	26,702	4,133,376
	Exel Industries SA Series A	10,680	523,528
	Faiveley Transport SA	25,507	1,422,710
	Faurecia SA	142,901	2,151,589
	Fimalac SA	31,490	1,404,605
	Fleury Michon SA	4,694	224,837
*	GameLoft SA	225,468	1,545,817
*	Gascogne SA	6,907	29,950

5

The Continental Small Company Series
continued

		Shares	Value††
FRANCE — (Continued)
	Gaumont SA	13,980	$715,533
	GEA SA	1,000	85,453
#*	GECI International SA	59,392	137,795
	Gemalto NV	97,900	8,842,316
	Gevelot SA	3,584	223,107
	GFI Informatique SA	139,600	508,550
	GL Events SA	27,467	605,389
*	GPE Groupe Pizzorno SA	3,499	54,862
#	Groupe Crit SA	24,255	388,694
	Groupe Flo SA	29,358	112,708
	Groupe Gorge SA	13,211	119,865
	Groupe Guillin SA	1,061	84,752
	Groupe Open SA	27,590	154,679
*	Groupe Partouche SA	61,786	71,360
	Groupe Steria SCA	86,854	1,403,888
	Guerbet SA	6,577	717,938
*	Haulotte Group SA	61,352	379,679
	Havas SA	1,086,746	5,499,932
#*	Hi-Media SA	134,290	347,264
*	Idsud SA	1,395	31,715
	Ingenico SA	120,489	6,379,679
#	Interparfums SA	21,452	567,081
	Ipsen SA	83,088	2,146,408
	Ipsos SA	128,384	4,513,352
	Jacquet Metal Service SA	48,343	471,362
*	Kaufman & Broad SA	270	6,171
	Korian SA	8,745	134,834
	L.D.C. SA	19	1,873
	Laurent-Perrier SA	12,546	1,070,118
	Lectra SA	83,499	486,496
	Lisi SA	16,907	1,122,136
	M6 Metropole Television SA	192,886	2,690,878
	Maisons France Confort SA	12,636	377,852
#	Manitou BF SA	48,911	759,790
	Manutan International SA	14,553	585,248
*	Maurel et Prom Nigeria SA	323,678	814,221
	Medica SA	146,000	2,610,521
	Mersen SA	70,824	1,792,554
	MGI Coutier SA	2,753	117,659
	Montupet SA	8,127	72,443
#	Mr. Bricolage SA	30,731	348,038
*	Naturex SA	12,649	885,319
#	Neopost SA	135,048	7,403,969
#	Nexans SA	131,823	5,613,234
	Nexity SA	99,242	3,059,898
	NextRadioTV SA	3,451	50,924
*	NicOx SA	252,978	787,837
	Norbert Dentressangle SA	20,989	1,427,239
	NRJ Group SA	37,352	251,255
	Oeneo SA	158,017	428,509
#	Orpea SA	113,448	4,638,599
	Osiatis SA	685	4,609
#*	PagesJaunes Groupe SA	384,634	700,090
*	Parrot SA	29,582	1,026,272
#*	Peugeot SA	597,148	3,830,406
	Pierre & Vacances SA	18,411	310,749
#	Plastic Omnium SA	96,698	2,673,506
	Plastivaloire SA	4,552	79,593
	PSB Industries SA	8,438	246,564
	Rallye SA	99,265	3,028,913
#*	Recylex SA	66,087	355,061

6

The Continental Small Company Series
continued

		Shares	Value††
FRANCE — (Continued)
	Remy Cointreau SA	65,997	$6,842,601
	Robertet SA	3,167	529,667
*	Rodriguez Group SA	3,886	20,074
*	Rougier SA	1,843	80,454
	Rubis SCA	108,827	6,640,032
*	S.T. Dupont SA	334,647	143,306
	SA des Ciments Vicat	45,541	2,454,793
	Sabeton SA	13,500	215,771
	Saft Groupe SA	98,568	2,192,299
	Samse SA	8,342	568,648
	Sartorius Stedim Biotech SA	9,046	818,597
#	Seche Environnement SA	6,437	210,900
#	Sechilienne SA	74,888	1,284,269
	Securidev SA	2,500	74,457
*	Sequana SA	211,916	328,937
	Societe Anonyme d’Explosifs et de Produits Chimiques SA	485	113,444
	Societe BIC SA	62,449	7,620,209
	Societe d’Edition de Canal Plus SA	306,157	1,838,106
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	1,707,450
	Societe Internationale de Plantations d’Heveas SA	5,133	398,509
#	Societe Pour l’Informatique Industrielle SA	40,908	243,284
	Societe Television Francaise 1 SA	416,273	3,577,458
#*	Soitec SA	400,615	1,204,787
	Somfy SA	21,738	3,739,126
	Sopra Group SA	22,982	1,084,709
*	Spir Communication SA	4,687	89,318
	Stallergenes SA	11,930	692,622
*	Ste Industrielle d’Aviation Latecoere SA	27,234	309,276
	Stef SA	29,121	1,517,217
	Store Electronic SA	3,620	42,803
#	Sword Group SA	22,260	360,249
	Synergie SA	60,624	559,176
*	Technicolor SA	525,779	1,335,740
	Teleperformance SA	223,377	6,764,033
	Tessi SA	5,374	501,650
#*	Theolia SA	182,298	340,598
	Thermador Groupe	4,528	342,198
	Tonnellerie Francois Freres SA	3,898	179,816
	Total Gabon SA	937	419,932
	Touax SA	2,639	85,524
#*	Transgene SA	42,377	448,539
	Trigano SA	32,351	350,988
*	UbiSoft Entertainment SA	398,686	3,709,528
	Union Financiere de France Banque SA	16,828	400,029
	Valeo SA	149,480	6,582,118
	Viel et Compagnie SA	158,130	551,280
#	Vilmorin & Cie SA	20,195	2,399,615
	Virbac SA	17,539	3,055,264
*	Vivalis SA	25,963	247,488
	VM Materiaux SA	6,914	145,464
	Vranken-Pommery Monopole SA	14,162	448,724
	Zodiac Aerospace SA	47,538	4,874,261
TOTAL FRANCE			248,077,062

GERMANY — (12.9%)
	A.S. Creation Tapeton AG	6,853	304,225
*	AAP Implantate AG	25,576	42,984
*	Aareal Bank AG	423,110	9,098,181
*	Abwicklungsgesellschaft Roesch AG Medizintechnik	7,300	255
*	ADVA Optical Networking SE	169,035	950,953
	AGROB Immobilien AG	5,800	79,135

7

The Continental Small Company Series
continued

		Shares	Value††
GERMANY — (Continued)
#*	Air Berlin P.L.C.	156,429	$310,211
#	Aixtron SE	352,829	4,628,050
	ALBA SE	21,642	1,745,321
*	Aligna AG	318,087	7,833
	Allgeier SE	19,930	274,599
	Amadeus Fire AG	17,321	803,891
*	Analytik Jena AG	597	7,676
*	Andreae-Noris Zahn AG	26,412	1,044,409
	Asian Bamboo AG	29,133	223,723
	Atoss Software AG	303	7,991
	Aurubis AG	153,470	9,715,684
	Baader Bank AG	118,094	278,736
	Balda AG	127,634	838,470
#	Bauer AG	34,231	741,068
#	BayWa AG	45,827	2,076,871
	Bechtle AG	63,405	2,392,760
	Bertrandt AG	23,001	1,925,019
*	Beta Systems Software AG	8,020	16,668
#	Bijou Brigitte AG	11,350	792,659
	Bilfinger SE	62,183	6,093,431
	Biotest AG	20,784	1,279,624
*	BKN International AG	33,408	130
*	BMP Media Vestors AG	8,724	8,038
*	Borussia Dortmund GmbH & Co. KGaA	241,558	803,508
	CANCOM AG	39,490	612,543
	Carl Zeiss Meditec AG	114,703	3,148,265
	CAT Oil AG	51,243	370,178
*	Celesio AG	143,486	2,781,658
	CENIT AG	19,347	165,893
	Centrotec Sustainable AG	42,634	770,325
#*	Centrotherm Photovoltaics AG	10,160	11,646
	Cewe Color Holding AG	16,681	734,989
*	Colonia Real Estate AG	16,334	83,344
	Comdirect Bank AG	139,558	1,371,610
*	CompuGroup Medical AG	46,927	853,207
*	Conergy AG	264,578	108,907
*	Constantin Medien AG	359,780	669,202
	CropEnergies AG	77,958	473,802
	CTS Eventim AG	106,100	3,150,234
#*	Curanum AG	108,695	264,581
#	DAB Bank AG	130,043	569,816
	Data Modul AG	11,455	216,284
#	Delticom AG	15,867	889,780
	Deufol AG	112,955	119,225
	Deutsche Beteiligungs AG	29,148	736,161
#	Deutsche Wohnen AG	646,717	11,844,087
*	Deutz AG	263,835	1,157,307
*	Dialog Semiconductor P.L.C.	221,152	4,404,049
	DIC Asset AG	13,115	122,395
	Dierig Holding AG	9,408	125,678
#	Douglas Holding AG	105,346	5,142,377
	Dr. Hoenle AG	14,858	219,278
	Draegerwerk AG & Co. KGaA	3,020	243,590
	Drillisch AG	172,204	2,122,553
	Duerr AG	40,668	3,050,739
	DVB Bank SE	173,470	5,393,186
	Eckert & Ziegler AG	12,438	363,461
	Elmos Semiconductor AG	35,507	307,573
	ElreingKlinger AG	106,886	2,979,682
	Erlus AG	2,970	128,927
#	Euromicron AG	25,641	668,219

8

The Continental Small Company Series
continued

		Shares	Value††
GERMANY — (Continued)
	Euwax AG	14,880	$1,055,692
#*	Evotec AG	1,165,338	4,179,266
	Fielmann AG	32,343	3,151,324
#*	First Sensor AG	18,636	205,979
*	FJA AG	217	262
#	Freenet AG	381,911	6,321,467
	Fuchs Petrolub AG	136,940	8,534,620
*	GAGFAH SA	281,532	3,204,062
	GBW AG	28,417	837,939
	Gerresheimer AG	117,580	5,836,134
	Gerry Weber International AG	89,108	4,051,965
	Gesco AG	10,279	869,814
	GFK SE	72,083	3,283,764
	GFT Technologies AG	66,050	279,249
#*	Gigaset AG	175,782	243,968
	Gildemeister AG	200,603	3,723,063
	Grammer AG	46,658	909,204
	Grenkeleasing AG	32,703	2,207,305
*	GSW Immobilien AG	39,738	1,633,392
	H&R AG	49,089	808,752
	Hamborner REIT AG	22,740	209,188
#	Hamburger Hafen und Logistik AG	70,353	1,710,555
#*	Hansa Group AG	146,815	429,009
	Hawesko Holding AG	19,463	968,932
#*	Heidelberger Druckmaschinen AG	822,580	1,234,592
	Highlight Communications AG	72,348	340,259
*	Homag Group AG	14,489	186,974
	Indus Holding AG	79,715	2,006,945
	Innovation in Traffic Systems AG	23,949	772,936
*	Intershop Communications AG	62,598	155,392
	Isra Vision AG	11,143	310,333
#*	IVG Immobilien AG	400,498	997,068
	Jenoptik AG	180,277	1,708,122
*	Joyou AG	4,817	54,670
*	Kampa AG	35,505	1,335
*	Kloeckner & Co. SE	381,858	3,462,048
*	Koenig & Bauer AG	9,557	173,902
	Kontron AG	189,937	892,809
#	Krones AG	72,618	4,284,051
	KSB AG	3,584	1,907,911
*	Kuka AG	102,786	3,085,492
	KWS Saat AG	17,224	4,947,117
	Leifheit AG	12,500	432,797
	Leoni AG	126,718	4,233,795
*	Loewe AG	25,187	118,879
*	Lotto24 AG	543	2,395
#	LPKF Laser & Electronics AG	33,127	678,113
#*	Manz AG	6,640	180,815
*	Masterflex SE	19,347	125,646
*	Maxdata Computer AG	94,120	14,761
*	Mediclin AG	119,554	644,271
#*	Medigene AG	95,039	134,365
	Mensch und Maschine Software AG	10,746	69,770
#	MLP AG	216,957	1,395,988
#	Mobotix AG	13,494	334,029
*	Mologen AG	26,889	446,959
#*	Morphosys AG	79,379	2,698,569
	MTU Aero Engines Holding AG	69,681	5,857,687
	Muehlbauer Holding & Co. AG	14,905	379,067
#	MVV Energie AG	114,055	3,269,280
#	Nemetschek AG	24,668	1,098,939

9

The Continental Small Company Series
continued

		Shares	Value††
GERMANY — (Continued)
	Nexus AG	33,813	$412,395
#*	Nordex SE	194,652	681,160
	NORMA Group AG	58,517	1,617,824
	OHB AG	35,659	697,258
*	Oldenburgische Landesbank AG	4,234	115,297
	P&I Personal & Informatik AG	17,889	708,516
*	Patrizia Immobilien AG	76,360	539,303
	Pfeiffer Vacuum Technology AG	36,268	3,707,878
#	PNE Wind AG	186,108	460,870
#*	Praktiker AG	217,326	405,931
	Progress-Werk Oberkirch AG	7,812	290,565
	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	33,752	645,028
	PVA TePla AG	46,019	138,378
	QSC AG	411,987	1,124,020
*	R Stahl AG	14,410	498,672
	Rational AG	15,420	3,903,402
	REALTECH AG	11,124	63,386
	Rheinmetall AG	152,317	7,279,886
	Rhoen-Klinikum AG	406,308	7,913,041
*	RIB Software AG	5,493	34,119
	Ruecker AG	10,247	216,060
	S.A.G. Solarstrom AG	1,968	8,134
*	SAF-Holland SA	167,238	1,087,946
	Salzgitter AG	110,698	4,787,236
	Schaltbau Holding AG	9,506	318,520
*	Sedo Holding AG	65,721	137,146
	Sektkellerei Schloss Wachenheim AG	7,479	87,141
*	SER Systems AG	9,400	207
#	SGL Carbon SE	229,387	9,149,090
*	SHW AG	1,716	64,467
#*	Singulus Technologies AG	236,814	382,211
	Sinner AG	2,660	52,375
#	Sixt AG	81,198	1,510,909
	SKW Stahl-Metallurgie Holding AG	18,284	340,414
#*	Sky Deutschland AG	1,121,049	4,886,199
*	SM Wirtschaftsberatungs AG	18,126	117,469
#*	SMA Solar Technology AG	27,498	590,659
	SMT Scharf AG	9,389	273,130
	Software AG	173,056	6,949,619
#	Solarworld AG	294,977	510,102
	Stada Arzneimittel AG	247,784	7,504,291
	STINAG Stuttgart Invest AG	35,003	717,137
*	Stoehr & Co. AG	6,000	14,901
*	STRATEC Biomedical AG	32,070	1,351,329
*	Stroer Out-of-Home Media AG	57,987	511,332
*	Suss Microtec AG	73,062	689,580
	Symrise AG	307,713	11,068,532
	Syzygy AG	30,656	135,186
#	TAG Immobilien AG	352,218	4,071,242
	Takkt AG	126,507	1,624,289
	Telegate AG	16,807	130,507
*	Tipp24 SE	16,840	830,725
	Tom Tailor Holding AG	66,580	1,419,731
	Tomorrow Focus AG	113,715	505,627
*	TUI AG	550,143	5,162,297
	UMS United Medical Systems International AG	3,304	38,217
	UmweltBank AG	17,656	771,410
*	VBH Holding AG	9,415	31,728
*	Verbio AG	52,498	112,037
#	Vossloh AG	37,975	3,830,512
	VTG AG	34,864	547,784

10

The Continental Small Company Series
continued

		Shares	Value††
GERMANY — (Continued)
	Wacker Chemie AG	418	$23,611
#	Wacker Neuson SE	58,348	795,312
*	Wanderer-Werke AG	7,903	2,397
*	Washtec AG	5,625	66,448
	Wincor Nixdorf AG	119,287	5,319,427
	Wirecard AG	381,688	8,741,631
	Wuerttembergische Lebensversicherung AG	23,873	516,531
	XING AG	11,101	631,583
*	zooplus AG	5,878	254,802
TOTAL GERMANY			326,285,939

GREECE — (2.0%)
*	Aegean Airlines S.A.	5,746	11,693
*	Aegek S.A.	26,135	4,266
*	Alfa Alfa Energy S.A.	3,810	6,864
*	Alpha Bank A.E.	674,977	1,582,482
*	Alumil Aluminum Industry S.A.	39,150	14,989
*	Alysida S.A.	2,376	6,132
*	Anek Lines S.A.	494,192	81,294
*	Astir Palace Hotels S.A.	93,886	406,493
*	Athens Medical Center S.A.	105,147	62,903
*	Atlantic Supermarkets S.A.	34,730	3,601
*	Attica Bank S.A.	120,802	95,601
	Autohellas S.A.	73,796	116,720
*	Babis Vovos International Construction S.A.	21,073	8,303
*	Balafas S.A.	15,200	3,743
*	Balkan Real Estate S.A.	5,450	2,260
*	Bank of Cyprus P.L.C.	4,342,301	1,837,133
	Bank of Greece S.A.	133,571	2,230,582
*	Cyprus Popular Bank PCL	662,422	53,654
*	Daios Plastics S.A.	16,350	105,324
*	Diagnostic & Therapeutic Center of Athens Hygeia S.A.	125,558	49,887
*	Elastron S.A.	76,043	55,535
*	Elektrak S.A.	33,937	72,562
*	Elektroniki Athinon SA	7,497	4,664
*	Ellaktor S.A.	544,614	1,065,177
*	Elval - Hellenic Aluminium Industry S.A.	28,590	44,162
*	Etma Rayon S.A.	11,242	20,545
	Euro Reliance General Insurance Co. S.A.	40,957	31,911
*	Eurobank Ergasias SA.	971,907	1,132,535
*	Euromedica S.A.	33,079	16,510
	EYDAP Athens Water Supply & Sewage Co. S.A.	116,677	666,530
*	Folli Follie Group S.A.	150,049	2,049,635
*	Forthnet S.A.	21,107	25,433
*	Fourlis Holdings S.A.	146,787	379,528
*	Frigoglass S.A.	115,348	669,033
*	GEK Terna Holding Real Estate Construction S.A.	296,155	521,186
*	Halkor S.A.	186,762	128,895
*	Hellenic Cables S.A.	54,724	88,431
	Hellenic Exchanges S.A.	296,505	1,324,660
	Hellenic Petroleum S.A.	326,121	2,556,031
*	Hellenic Sugar Industry S.A.	33,478	39,343
*	Hellenic Telecommunication Organization Co. S.A.	707,121	3,118,247
*	Heracles General Cement Co. S.A.	33,094	90,450
*	Iaso S.A.	206,042	187,965
*	Inform P. Lykos S.A.	16,186	21,673
*	Informatics S.A.	3,778	1,518
*	Intracom Holdings S.A.	247,375	102,256
*	Intracom Technical & Steel Constructions S.A.	13,420	12,747
	Intralot S.A.-Integrated Lottery Systems & Services	551,157	1,108,735
*	Ionian Hotel Enterprises S.A.	16,914	306,921
11

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
GREECE — (Continued)
*	Ipirotiki Software & Publications S.A.	22,110	$55,596
	JUMBO S.A.	400,965	2,654,772
	Karelia Tobacco Co., Inc. S.A.	3,613	514,966
*	Kathimerini Publishing S.A.	25,040	13,372
*	Lamda Development S.A.	905	4,019
*	Lan-Net S.A.	12,688	19,735
*	Loulis Mills S.A.	25,704	54,923
*	Marfin Investment Group Holdings S.A.	2,380,237	1,060,299
	Metka S.A.	101,638	924,732
*	Michaniki S.A.	155,442	38,280
	Motor Oil (Hellas) Corinth Refineries S.A.	246,966	2,151,470
*	Mytilineos Holdings S.A.	367,558	1,668,808
*	National Bank of Greece S.A.	1,343,567	3,147,579
*	Neorion Holdings S.A.	14,991	2,429
	OPAP S.A.	168,712	1,078,344
*	Piraeus Bank S.A.	4,777,477	2,578,847
	Piraeus Port Authority S.A.	21,267	346,953
*	Promota Hellas S.A.	8,860	2,641
*	Proton Bank S.A.	141,214	—
*	Public Power Corp. S.A.	528,487	3,034,329
*	Real Estate Development & Services S.A.	87,302	69,278
	S&B Industrial Minerals S.A.	68,336	479,816
*	Sarantis S.A.	74,884	250,332
*	Selected Textile S.A.	60,619	29,311
*	Sfakianakis S.A.	16,775	19,134
*	Sidenor Steel Products Manufacturing Co. S.A.	105,996	153,732
*	T Bank S.A.	228,007	—
*	Technical Olympic S.A.	2,237	3,816
*	Teletypos S.A. Mega Channel	77,669	26,663
	Terna Energy S.A.	144,697	432,337
*	Themeliodomi S.A.	37,422	17,947
	Thessaloniki Port Authority S.A.	6,936	129,927
	Thessaloniki Water Supply & Sewage Co. S.A.	15,807	89,008
*	Thrace Plastics Co. S.A.	33,856	33,241
*	Titan Cement Co. S.A.	203,501	3,791,759
*	TT Hellenic Postbank S.A.	695,353	151,414
*	Viohalco Hellenic Copper & Aluminum Industry S.A.	603,593	2,585,895
TOTAL GREECE			50,142,446

IRELAND — (2.7%)
	Aer Lingus Group P.L.C.	752,359	1,005,119
*	Aminex P.L.C.	496,086	36,972
	C&C Group P.L.C. (B010DT8)	399,607	1,918,593
	C&C Group P.L.C. (B011Y09)	1,014,594	4,860,715
	DCC P.L.C. (0242493)	308,989	8,838,285
	DCC P.L.C. (4189477)	19,143	546,947
	Donegal Creameries P.L.C.	23,135	98,955
	Dragon Oil P.L.C.	990,437	8,866,393
*	Elan Corp. P.L.C.	45,034	490,108
	FBD Holdings P.L.C.	125,728	1,572,655
	Fyffes P.L.C.	760,156	493,836
	Glanbia P.L.C. (0066950)	700,613	6,647,356
	Glanbia P.L.C. (4058629)	69,229	656,257
	Grafton Group P.L.C.	584,079	2,546,481
	IFG Group P.L.C.	337,495	612,593
*	Independent News & Media P.L.C. (B59HWB1)	406,791	44,827
*	Independent News & Media P.L.C. (B5TR5N4)	318,060	35,041
	Irish Continental Group P.L.C.	23,420	571,465
*	Kenmare Resources P.L.C. (0487948)	4,136,548	2,615,262
*	Kenmare Resources P.L.C. (4490737)	409,813	258,728
	Kingspan Group P.L.C.	450,404	4,697,362

12

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
IRELAND — (Continued)
*	McInerney Holdings P.L.C.	697,135	$—
	Paddy Power P.L.C. (0258810)	180,573	13,336,467
	Paddy Power P.L.C. (4828974)	10,071	742,983
*	Providence Resources P.L.C.	17,054	171,530
	Smurfit Kappa Group P.L.C.	475,119	5,238,349
	Total Produce P.L.C.	479,366	302,596
TOTAL IRELAND			67,205,875

ISRAEL — (2.6%)
*	Africa Israel Investments, Ltd.	326,135	830,002
*	Africa Israel Properties, Ltd.	37,844	293,801
	Africa Israel Residences, Ltd.	594	6,483
*	Airport City, Ltd.	107,236	483,836
*	Allot Communications, Ltd.	13,400	302,522
*	Alon Holdings Blue Square Israel, Ltd.	46,194	119,723
*	AL-ROV Israel, Ltd.	15,910	357,465
*	Alrov Properties & Lodgings, Ltd.	5,723	100,618
*	Alvarion, Ltd.	84,517	38,195
	Amot Investments, Ltd.	200,291	466,908
*	AudioCodes, Ltd.	159,083	361,052
	Avgol Industries 1953, Ltd.	353,269	265,927
*	Azorim Investment Development & Construction Co., Ltd.	302	292
	Babylon, Ltd.	129,307	1,067,224
	Bayside Land Corp.	2,413	452,568
	Big Shopping Centers 2004, Ltd.	2,001	45,179
*	Biocell, Ltd.	16,731	97,401
*	BioLineRX, Ltd.	499,334	158,990
	Blue Square Real Estate, Ltd.	3,782	72,856
*	Cellcom Israel, Ltd.	104,952	936,690
*	Ceragon Networks, Ltd.	71,706	314,816
*	Clal Biotechnology Industries, Ltd.	146,663	453,201
	Clal Industries, Ltd.	285,112	1,007,008
	Clal Insurance Enterprises Holdings, Ltd.	83,321	1,132,475
*	Compugen, Ltd.	37,175	135,106
	Delek Automotive Systems, Ltd.	124,131	776,797
	Delek Group, Ltd.	2,224	422,904
	Delta-Galil Industries, Ltd.	32,226	338,834
	Direct Insurance - I.D.I. Insurance Co., Ltd.	35,764	91,795
	DS Apex Holdings, Ltd.	38,130	178,893
*	El Al Israel Airlines, Ltd.	421,312	49,636
*	Elbit Medical Imaging, Ltd.	53,265	123,257
	Elbit Systems, Ltd.	70,858	2,494,716
	Electra, Ltd.	6,502	551,126
	Elron Electronic Industries, Ltd.	57,768	273,537
*	Evogene, Ltd.	90,699	397,878
*	EZchip Semiconductor, Ltd.	106,730	3,352,308
*	First International Bank of Israel, Ltd.	98,118	1,165,396
	FMS Enterprises Migun, Ltd.	10,300	137,876
*	Formula Systems (1985), Ltd.	36,549	581,380
	Frutarom Industries, Ltd.	162,348	1,748,421
*	Gilat Satellite Networks, Ltd.	87,921	391,864
*	Given Imaging, Ltd.	48,376	870,980
	Golf & Co., Ltd.	57,649	179,355
*	Hadera Paper, Ltd.	9,516	414,648
	Harel Insurance Investments & Finances, Ltd.	37,881	1,427,352
	Hot Telecommunications Systems, Ltd.	92,836	921,909
*	Industrial Building Corp., Ltd.	342,619	456,272
*	Israel Cold Storage & Supply Co., Ltd.	1,076	12,302
*	Israel Discount Bank, Ltd. Series A	2,459,139	3,468,988
	Israel Land Development Co., Ltd. (The)	22,615	86,044
	Ituran Location & Control, Ltd.	84,441	1,051,743

13

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
ISRAEL — (Continued)
*	Jerusalem Oil Exploration, Ltd.	39,274	$660,581
*	Kamada, Ltd.	110,315	879,002
*	Kardan Yazamut, Ltd.	95,268	9,981
	Maabarot Products, Ltd.	21,999	194,984
*	Magic Software Enterprises, Ltd.	38,625	175,665
	Matrix IT, Ltd.	181,750	792,577
	Melisron, Ltd.	49,762	833,567
*	Mellanox Technologies, Ltd.	93,933	7,088,884
*	Menorah Mivtachim Holdings, Ltd.	108,046	827,963
	Migdal Insurance & Financial Holding, Ltd.	1,008,721	1,359,198
*	Mizrahi Tefahot Bank, Ltd.	64,217	583,122
*	Naphtha Israel Petroleum Corp., Ltd.	129,930	498,424
	Neto Me Holdings, Ltd.	5,411	180,968
*	NICE Systems, Ltd.	2,772	92,592
*	NICE Systems, Ltd. Sponsored ADR	25,502	849,217
*	Nitsba Holdings (1995), Ltd.	106,360	841,481
*	Nova Measuring Instruments, Ltd.	45,138	318,525
*	Oil Refineries, Ltd.	3,533,465	1,701,386
	Ormat Industries, Ltd.	293,852	1,560,850
	Osem Investments, Ltd.	124,960	1,887,046
	Partner Communications Co., Ltd.	191,918	1,104,521
	Paz Oil Co., Ltd.	18,628	2,454,728
*	Phoenix Holdings, Ltd. (The)	200,757	417,480
	Plasson Industries, Ltd.	8,863	239,974
	Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	27,880	831,132
*	Retalix, Ltd.	72,061	1,421,604
*	Scailex Corp, Ltd.	7,701	6,812
	Shikun & Binui, Ltd.	864,351	1,442,313
*	Space Communication, Ltd.	13,852	171,456
*	Strauss Group, Ltd.	145,239	1,641,730
*	Suny Electronic, Ltd.	21,817	18,531
	Super-Sol, Ltd. Series B	368,517	995,493
*	Tower Semiconductor, Ltd.	88,339	734,952
*	Union Bank of Israel, Ltd.	130,630	428,598
TOTAL ISRAEL			64,711,886

ITALY — (7.5%)
#*	A2A SpA	3,304,676	1,628,388
	ACEA SpA	280,731	1,544,854
	Acegas-APS SpA	110,973	799,678
#*	Acotel Group SpA	3,478	112,032
*	Aedes SpA	1,494,875	123,770
	Aeroporto de Firenze SpA	17,390	231,595
*	Aion Renewables SpA	12,160	13,028
	Alerion Cleanpower SpA	74,701	364,790
	Amplifon SpA	320,929	1,488,505
	Ansaldo STS SpA	352,492	2,868,571
*	Arnoldo Mondadori Editore SpA	419,339	566,981
*	Ascopiave SpA	164,564	283,499
	Astaldi SpA	228,281	1,469,688
	Autogrill SpA	437,299	4,476,307
	Azimut Holding SpA	454,770	5,777,415
#*	Banca Carige SpA	2,142,365	1,983,355
#	Banca Finnat Euramerica SpA	685,945	230,995
	Banca Generali SpA	156,535	2,298,834
	Banca IFIS SpA	102,347	702,891
#*	Banca Monte Dei Paschi di Siena SpA	8,733,630	2,414,241
	Banca Piccolo Credito Valtellinese Scarl	1,015,903	1,617,665
	Banca Popolare dell’Emilia Romagna Scarl	1,085,022	6,465,667
*	Banca Popolare dell’Etruria e del Lazio Scarl	297,428	328,070
*	Banca Popolare di Milano Scarl	12,870,403	7,092,416

14

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
ITALY — (Continued)
	Banca Popolare di Sondrio Scarl	1,122,536	$6,429,349
	Banca Profilo SpA	732,338	228,810
	Banco di Desio e della Brianza SpA	232,296	617,228
*	Banco Popolare Scarl	6,311,267	10,071,344
	BasicNet SpA	105,627	242,331
	Beghelli SpA	427,981	227,677
*	Biesse SpA	54,004	184,259
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	579,309
	Brembo SpA	162,145	1,655,495
*	Brioschi Sviluppo Immobiliare SpA	174,780	19,855
#	Buzzi Unicem SpA	291,869	3,473,124
	C.I.R. SpA - Compagnie Industriali Riunite	1,627,217	1,863,260
	Cairo Communication SpA	86,858	272,676
	Caltagirone Editore SpA	6,277	7,415
	Caltagirone SpA	242,875	356,171
#*	Carraro SpA	113,633	295,666
	Cembre SpA	40,330	321,467
	Cementir Holding SpA	336,239	709,476
	Credito Bergamasco SpA	129,374	2,358,318
	Credito Emiliano SpA	376,390	1,817,892
	CSP International Fashion Group SpA	8,113	9,839
*	d’Amico International Shipping S.A.	98,072	42,124
#	Danieli & Co. SpA	58,099	1,664,239
	Datalogic SpA	65,558	562,622
	Davide Campari - Milano SpA	523,862	4,251,455
*	DeA Capital SpA	241,155	400,395
*	Delclima SpA	238,104	204,309
	De’Longhi SpA	305,654	4,075,104
	DiaSorin SpA	77,818	2,613,254
*	EEMS Italia SpA	33,167	15,487
*	EI Towers SpA	39,294	1,037,160
*	Engineering Ingegneria Informatica SpA	15,735	556,723
	ERG SpA	242,145	1,757,947
	Esprinet SpA	104,855	429,122
#*	Eurotech SpA	103,698	152,113
#	Falck Renewables SpA	452,790	553,218
	Fiera Milano SpA	37,863	192,101
#*	Finmeccanica SpA	1,593,106	7,900,845
*	Fondiaria-Sai SpA	943,740	1,227,456
*	Gas Plus SpA	14,596	92,429
	Gefran SpA	31,923	116,905
*	Gemina SpA	2,562,430	2,446,794
#	Geox SpA	343,770	982,933
*	Gruppo Ceramiche Ricchetti SpA	19,666	4,544
	Gruppo Editoriale L’Espresso SpA	670,242	665,521
	Gruppo MutuiOnline SpA	51,809	236,505
#	Hera SpA	1,822,830	3,073,159
*	I Grandi Viaggi SpA	96,916	54,218
	Immsi SpA	743,533	370,239
	Impregilo SpA	1,252,064	5,056,053
	Indesit Co. SpA	185,473	1,150,533
	Industria Macchine Automatiche SpA	58,626	1,026,810
	Industria Romagnola Conduttori Elettrici SpA	43,300	81,326
*	Intek SpA	267,440	149,110
#	Interpump Group SpA	275,866	2,099,673
	Iren SpA	1,758,434	991,205
#	Italcementi SpA	279,135	1,412,708
*	Italmobiliare SpA	46,873	722,681
*	Juventus Football Club SpA	1,255,083	349,345
*	KME Group SpA	1,654,192	749,153
*	Landi Renzo SpA	203,171	369,887

15

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
ITALY — (Continued)
	Lottomatica Group SpA	185,318	$3,988,670
*	Maire Tecnimont SpA	541,573	432,404
	Marcolin SpA	60,205	327,506
#*	Mariella Burani SpA	32,721	—
	Marr SpA	131,906	1,245,928
#	Mediaset SpA	2,909,042	5,110,042
	Mediobanca SpA	8,209	46,936
#	Mediolanum SpA	758,652	3,724,227
#*	Milano Assicurazioni SpA	2,324,306	989,441
*	Molecular Medicine SpA	300,810	165,738
*	Monrif SpA	290,064	115,169
	Nice SpA	40,195	133,537
*	Pagnossin SpA	9,000	—
#	Piaggio & C. SpA	682,441	1,683,000
*	Pininfarina SpA	73,457	294,940
	Pirelli & C. SpA	11,737	136,344
*	Poltrona Frau SpA	152,285	192,413
#*	Prelios SpA	2,389,900	256,951
#*	Premafin Finanziaria SpA	961,257	194,153
*	Prima Industrie SpA	88	1,066
	Prysmian SpA	494,781	9,539,788
#*	RCS MediaGroup SpA	450,383	821,214
	Recordati SpA	408,182	3,270,424
	Reply SpA	12,998	338,186
*	Retelit SpA	177,195	124,082
*	Richard-Ginori 1735 SpA	8,489	768
	Sabaf SpA	24,109	272,933
	SAES Getters SpA	30,068	277,481
*	Safilo Group SpA	140,163	1,184,826
*	Saras SpA	1,351,714	1,808,842
	SAVE SpA	11,877	110,293
*	Screen Service Broadcasting Technologies SpA	5,366	1,448
*	Seat Pagine Gialle SpA	2,034,205	20,545
*	Snai SpA	95,483	88,034
*	Societa Cattolica di Assicurazioni Scrl	189,771	2,957,185
	Societa Iniziative Autostradali e Servizi SpA	220,635	1,837,294
	Sogefi SpA	186,290	447,459
	Sol SpA	166,511	1,008,630
*	Sorin SpA	1,151,064	2,700,166
	Tamburi Investment Partners SpA	37,478	71,668
#*	Telecom Italia Media SpA	1,649,819	351,255
#*	Tiscali SpA	3,467,783	202,360
	Tod’s SpA	47,508	5,568,387
#	Trevi Finanziaria SpA	154,707	1,045,470
*	Uni Land SpA	51,835	—
	Unione di Banche Italiane ScpA	1,040,716	4,099,577
#*	Unipol Gruppo Finanziario SpA	970,174	2,124,082
	Vianini Industria SpA	57,659	80,331
	Vianini Lavori SpA	175,180	707,247
	Vittoria Assicurazioni SpA	121,346	737,335
*	Yoox SpA	157,902	2,392,856
	Zignago Vetro SpA	83,038	481,303
TOTAL ITALY			190,171,535

NETHERLANDS — (5.2%)
	Aalberts Industries NV	469,415	8,532,614
#	Accell Group NV	93,631	1,544,281
*	AFC Ajax NV	18,134	160,779
#*	AMG Advanced Metallurgical Group NV	137,180	1,075,328
#*	Amsterdam Commodities NV	73,969	1,333,484
	APERAM NV	247,006	3,582,067

16

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
NETHERLANDS — (Continued)
#	Arcadis NV	270,260	$5,773,645
#	ASM International NV	215,172	6,812,916
*	Atag Group NV	4,630	1,740
	Ballast Nedam NV	702	9,103
	Batenburg Techniek NV	7,085	125,070
#	BE Semiconductor Industries NV	154,577	1,042,807
	Beter Bed Holding NV	83,095	1,535,546
	BinckBank NV	251,217	2,013,859
	Brunel International NV	51,660	2,490,908
*	Crown Van Gelder NV	9,818	62,910
	CSM NV	363,574	7,426,298
	Delta Lloyd NV	472,377	7,855,836
	DOCdata NV	22,463	375,731
#	Exact Holding NV	64,260	1,442,007
#*	Grontmij NV	244,473	920,620
	Heijmans NV	79,498	674,391
	Hunter Douglas NV	8,764	324,577
*	Kardan NV	75,774	78,542
#	KAS Bank NV	54,562	547,437
	Kendrion NV	41,207	832,161
#	Koninklijke Bam Groep NV	1,185,068	4,411,164
	Koninklijke Ten Cate NV	140,083	3,105,364
#	Koninklijke Wessanen NV	380,493	1,075,578
#*	LBi International NV	515,485	1,908,630
	Macintosh Retail Group NV	52,801	596,006
	Mediq NV	274,364	4,453,143
	Nederlandsche Apparatenfabriek NV	28,810	1,066,383
	Nutreco NV	173,920	13,027,581
*	Ordina NV	330,458	437,187
*	PostNL NV	1,920,653	7,579,442
*	Roto Smeets Group NV	10,393	100,272
	Royal Imtech NV	349,305	8,780,615
	Royal Reesink NV	1,239	118,309
*	SBM Offshore NV	804,422	10,530,512
	Sligro Food Group NV	104,081	2,833,129
#*	SNS Reaal Groep NV	705,718	1,039,112
#	Stern Groep NV	1,100	21,042
#	Telegraaf Media Groep NV	163,812	1,520,951
	TKH Group NV	177,347	4,057,380
#*	TomTom NV	547,355	2,733,313
	Unit4 NV	129,411	3,554,210
	USG People NV	330,320	2,320,126
	Van Lanschot NV	54	1,036
*	Xeikon NV	58,445	227,447
TOTAL NETHERLANDS			132,072,589

NORWAY — (3.3%)
#	ABG Sundal Collier Holding ASA	1,097,526	783,144
	AF Gruppen ASA	2,718	27,361
#*	Agasti Holding ASA	227,087	59,348
*	Algeta ASA	145,487	3,913,014
*	Archer, Ltd.	492,707	651,228
	Arendals Fosse Kompani ASA	90	26,039
	Atea ASA	296,910	3,145,321
	Austevoll Seafood ASA	347,903	1,646,707
*	Bakkafrost	4,578	38,948
*	Bionor Pharma ASA	67,738	40,678
	Bonheur ASA	68,100	1,459,131
	BW Offshore, Ltd.	1,221,619	718,664
*	BWG Homes ASA	346,255	708,105
	Cermaq ASA	285,677	3,909,381

17

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
NORWAY — (Continued)
*	Clavis Pharma ASA	139,784	$1,659,620
	Copeinca ASA	98,638	764,893
*	Deep Sea Supply P.L.C.	371,781	566,969
#*	Det Norske Oljeselskap ASA	173,708	2,676,083
#*	DNO International ASA	3,907,920	6,831,052
*	Dockwise, Ltd.	70,575	1,129,092
#*	DOF ASA	186,228	768,484
	Ekornes ASA	112,551	1,721,217
*	Electromagnetic GeoServices ASA	566,149	1,233,199
*	Eltek ASA	1,292,456	861,849
	EVRY ASA	267,383	393,073
	Farstad Shipping ASA	63,540	1,359,896
#*	Frontline, Ltd.	214,780	673,433
	Ganger Rolf ASA	54,510	1,145,190
	Golar LNG, Ltd.	8,434	334,753
*	Golden Ocean Group, Ltd.	1,019,402	771,211
*	Grieg Seafood ASA	144,008	254,291
*	Havila Shipping ASA	22,400	121,249
*	Hoegh LNG Holdings, Ltd.	8,442	62,118
*	Hurtigruten ASA	759,030	402,290
*	Intex Resources ASA	45,445	29,336
*	Jason Shipping ASA	5,518	1,921
*	Kongsberg Automotive Holding ASA	1,784,754	538,087
	Kongsberg Gruppen ASA	10,370	200,316
	Kvaerner ASA	807,447	2,049,368
	Leroey Seafood Group ASA	81,749	1,684,741
*	Morpol ASA	12,028	19,093
*	Natural ASA	476,317	107,956
#*	Nordic Semiconductor ASA	580,280	1,673,509
#*	Norske Skogindustrier ASA Series A	660,997	554,004
	Northern Offshore, Ltd.	348,830	635,010
#*	Norwegian Air Shuttle ASA	130,053	2,811,075
#*	Norwegian Energy Co. ASA	809,521	516,720
	Odfjell ASA Series A	138,810	442,184
	Olav Thon Eiendomsselskap ASA	12,852	1,980,573
#	Opera Software ASA	349,386	1,922,983
#*	Panoro Energy ASA	520,180	359,009
*	PCI Biotech Holding ASA	3,157	18,135
*	Petrolia E & P Holdings	43,748	49,877
#*	Photocure ASA	34,222	220,969
*	Pronova BioPharma ASA	717,584	1,419,744
	Prosafe ASA	781,319	6,497,719
*	Q-Free ASA	139,029	390,388
#*	Renewable Energy Corp. ASA	3,941,817	690,679
*	Salmar ASA	27,303	170,495
*	Scana Industrier ASA	548,479	120,207
#*	Sevan Drilling AS	330,159	255,684
*	Sevan Marine ASA	122,199	322,545
*	Siem Offshore, Inc. ASA	567,901	768,266
	Solstad Offshore ASA	58,705	870,505
#*	Songa Offshore SE	845,806	1,037,683
	SpareBank 1 SMN	394,981	2,559,213
*	SpareBank 1 SR Bank ASA	67,432	435,257
	Stolt-Nielsen, Ltd.	46,134	845,808
*	Storebrand ASA	132,651	667,548
	Tomra Systems ASA	669,803	5,502,605
	TTS Marine ASA	180,762	299,113
	Veidekke ASA	333,849	2,779,882
#*	Wilh Wilhelmsen ASA	56,941	406,228
	Wilh Wilhelmsen Holding ASA	64,934	1,460,135
TOTAL NORWAY			84,171,601

18

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
PORTUGAL — (1.2%)
	Altri SGPS SA	594,472	$1,048,161
#*	Banco BPI SA	2,123,556	2,368,448
#*	Banco Comercial Portugues SA	38,839,916	3,531,849
*	Banco Espirito Santo SA	7,130,880	6,940,071
#*	Banif SGPS SA	686,791	128,175
	Corticeira Amorim SGPS SA	208,154	380,160
	Ibersol SGPS SA	20,401	89,782
*	Impresa SGPS SA	319,594	132,306
*	INAPA - Investimentos Participacoes e Gestao SA	232,518	39,275
	Mota-Engil SGPS SA	359,581	608,859
	Novabase SGPS SA	65,729	176,222
*	ParaRede SGPS SA	65,791	10,241
	Portucel-Empresa Produtora de Pasta de Papel SA	881,646	2,458,623
	REN - Redes Energeticas Nacionais SGPS SA	832,962	2,148,971
*	SAG GEST - Solucoes Automovel Globais SGPS SA	241,182	122,058
#	Sociedade de Investimento e Gestao SGPS SA	315,078	2,229,855
*	Sonae Capital SGPS SA	37,542	7,260
#*	Sonae Industria SGPS SA	443,755	301,417
#	Sonae SGPS SA	3,774,580	2,802,019
	Sonaecom SGPS SA	565,634	1,027,771
	Sumol & Compal SA	67,967	98,591
*	Teixeira Duarte SA	734,737	247,571
*	Toyota Caetano Portugal SA	53,308	109,170
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	746,473	2,368,276
TOTAL PORTUGAL			29,375,131

SPAIN — (4.5%)
#	Abengoa SA	199,714	698,999
#*	Abengoa SA Series B	798,856	2,767,708
	Acciona SA	19,537	1,200,859
#*	Acerinox SA	236,733	2,471,061
*	Adolfo Dominguez SA	19,487	100,148
	Adveo Group International SA	47,385	697,500
#*	Almirall SA	221,459	1,983,102
*	Amper SA	96,925	237,678
	Antena 3 de Television SA	307,606	1,234,548
*	Azkoyen SA	62,948	135,940
	Banco de Sabadell SA Convertible Shares	212,446	662,242
#	Banco Espanol de Credito SA	30,648	112,191
	Banco Popular Espanol SA	86,168	134,747
#	Bankinter SA	1,126,294	4,473,496
#*	Baron de Ley SA	13,910	785,893
#	Bolsas y Mercados Espanoles SA	304,982	6,589,836
#*	Caja de Ahorros del Mediterraneo SA	116,412	—
*	Campofrio Food Group SA	95,179	697,514
#*	Cementos Portland Valderrivas SA	45,565	218,723
#	Cie Automotive SA	131,131	909,413
*	Codere SA	73,816	309,663
	Compania Vinicola del Norte de Espana SA	16,119	305,064
	Construcciones y Auxiliar de Ferrocarriles SA	7,740	3,685,075
*	Deoleo SA	1,893,651	810,600
	Dinamia Capital Privado Sociedad de Capital Riesgo SA	20,438	138,305
	Distribuidora Internacional de Alimentacion SA	96,278	583,264
	Duro Felguera SA	276,209	1,672,053
	Ebro Foods SA	368,664	6,771,446
#	Elecnor SA	198,254	2,356,622
	Ence Energia y Celulosa SA	925,182	2,258,852
*	Ercros SA	347,602	240,582
#	Faes Farma SA	867,236	1,502,728
*	Fersa Energias Renovables SA	93,691	44,979
	Fluidra SA	51,811	132,806

19

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
SPAIN — (Continued)
#	Fomento de Construcciones y Contratas SA	196,344	$2,572,335
#	Gamesa Corp Tecnologica SA	1,113,758	2,275,406
*	Grifols SA	1,193	41,434
#	Grupo Catalana Occidente SA	191,220	3,122,654
*	Grupo Ezentis SA	1,019,505	235,430
*	Grupo Tavex SA	244,131	79,740
	Iberpapel Gestion SA	25,850	442,125
#	Indra Sistemas SA	462,730	5,294,527
#*	Inmobiliaria Colonial SA	108,920	212,739
	Inmobiliaria del Sur SA	2,902	15,666
*	Jazztel P.L.C.	957,794	6,349,140
*	La Seda de Barcelona SA	80,921	112,133
	Laboratorios Farmaceuticos Rovi SA	58,812	395,611
#	Mediaset Espana Comunicacion SA	772,677	4,158,770
#	Melia Hotels International SA	232,123	1,727,324
	Miquel y Costas & Miquel SA	35,995	980,490
*	Natra SA	86,085	117,715
*	Natraceutical SA	270,920	50,228
#*	NH Hoteles SA	521,131	1,891,975
*	Nicolas Correa SA	14,074	14,212
	Obrascon Huarte Lain SA	180,950	4,743,459
	Papeles y Cartones de Europa SA	226,938	545,555
#	Pescanova SA	65,593	1,217,611
	Prim SA	39,424	243,267
#*	Promotora de Informaciones SA Series A	1,297,266	565,565
#	Prosegur Cia de Seguridad SA	875,740	4,777,912
*	Realia Business SA	297,777	227,773
#*	Sacyr Vallehermoso SA	645,056	1,285,221
*	Service Point Solutions SA	351,017	63,940
*	Sociedad Nacional Industrias Aplicaciones Celulosa Espanola SA	227,522	238,775
	Solaria Energia y Medio Ambiente SA	98,171	111,099
	Tecnicas Reunidas SA	128,763	6,342,583
	Telecomunicaciones y Energia SA	146,125	222,507
#*	Tubacex SA	455,998	1,176,991
	Tubos Reunidos SA	468,386	1,168,348
	Vidrala SA	73,575	1,902,671
	Viscofan SA	202,123	9,793,173
*	Vocento SA	196,990	249,996
#*	Vueling Airlines SA	72,219	482,953
#*	Zeltia SA	820,890	1,407,410
TOTAL SPAIN			113,780,100

SWEDEN — (9.4%)
	Aarhuskarlshamn AB	111,342	4,385,979
	Acando AB	282,290	667,301
*	Active Biotech AB	179,412	1,650,436
#	AddNode Group AB	22,291	110,828
#	AddTech AB Series B	76,643	1,910,822
*	Aerocrine AB Series B	11,711	25,205
	AF AB Series B	129,635	2,879,523
#*	Alliance Oil Co., Ltd. SDR	350,897	2,700,089
*	Anoto Group AB	80,683	29,108
	AQ Group AB	26,029	174,389
*	Arise Windpower AB	16,677	58,896
*	Atrium Ljungberg AB Series B	31,048	408,271
	Avanza Bank Holding AB	77,172	1,516,889
	Axfood AB	94,702	3,505,672
#	Axis Communications AB	183,851	4,297,359
	B&B Tools AB Series B	97,424	668,902
	BE Group AB	215,340	525,772
	Beiger Electronics AB	53,856	409,622

20

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
SWEDEN — (Continued)
	Beijer Alma AB	79,816	$1,344,257
*	Betsson AB	136,308	3,724,452
	Bilia AB Series A	113,425	1,456,065
#	Billerud AB	427,537	4,078,275
	BioGaia AB Series B	59,469	1,537,418
	Biotage AB	143,915	173,995
*	Bjorn Borg AB	81,716	430,987
#*	Black Earth Farming, Ltd. SDR	82,755	152,122
*	Bong Ljungdahl AB	24,800	34,962
*	Boras Waefveri AB Series B	6,564	1,306
	Bure Equity AB	326,825	1,133,421
	Byggmax Group AB	150,938	695,078
	Cantena AB	56,202	493,589
	Castellum AB	726,291	9,735,330
*	Catella AB	215,308	181,313
*	CDON Group AB	207,523	1,166,308
*	Cision AB	11,445	89,739
	Clas Ohlson AB Series B	152,790	1,952,892
*	Cloetta AB	59,529	125,199
#	Concentric AB	202,603	1,527,236
	Concordia Maritime AB Series B	78,854	119,239
#	Connecta AB	37,403	277,031
*	Corem Property Group AB Class B	120	341
*	CyberCom Group AB	191,193	35,480
#	DORO AB	94,731	303,044
	Duni AB	140,875	1,276,695
	East Capital Explorer AB	47,726	352,620
	Elekta AB Series B	502,184	7,148,728
#*	Enea AB	63,008	402,041
#*	Eniro AB	420,612	592,855
	Fabege AB	577,549	5,735,995
	Fagerhult AB	18,323	453,043
*	Fastighets AB Balder Series B	279,717	1,533,969
	Fenix Outdoor AB	6,455	150,971
	G & L Beijer AB Series B	59,356	923,074
	Gunnebo AB	190,542	738,219
	Hakon Invest AB	223,343	3,838,082
#	Haldex AB	218,520	954,840
	Heba Fastighets AB Series B	43,722	421,735
	Hexpol AB	115,947	5,184,598
*	HIQ International AB	246,152	1,123,591
	HMS Networks AB	7,040	112,442
	Hoganas AB Series B	115,764	3,860,644
	Holmen AB Series B	273,916	8,072,161
	Hufvudstaden AB Series A	189,483	2,406,675
	Husqvarna AB Series A	37,223	215,854
#	Husqvarna AB Series B	1,434,072	8,330,008
	Industrial & Financial Systems AB Series B	89,522	1,379,156
	Indutrade AB	54,779	1,536,670
	Intrum Justitia AB	288,215	4,170,251
#	JM AB	372,482	6,709,537
#*	KappAhl AB	730,234	527,038
#*	Karo Bio AB	1,017,632	52,099
	Klovern AB	387,861	1,502,265
	KNOW IT AB	75,523	546,956
	Kungsleden AB	621,807	3,041,476
	Lagercrantz Group AB Series B	76,298	683,087
	Lindab International AB	330,563	2,481,080
	Loomis AB Series B	318,925	4,382,666
	Meda AB Series A	857,997	8,790,208
#*	Medivir AB Series B	125,346	1,143,993

21

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

		Shares	Value††
SWEDEN — (Continued)
	Mekonomen AB	93,177	$2,612,735
*	Micronic Mydata AB	390,070	605,557
	Modern Times Group AB Series B	14,189	432,115
	MQ Holding AB	37,437	106,193
	NCC AB Series A	22,771	421,345
	NCC AB Series B	364,909	6,837,356
	Nederman Holding AB	3,537	69,232
*	Net Entertainment NE AB	132,617	1,463,354
#*	Net Insight AB Series B	1,189,130	283,415
#	New Wave Group AB Series B	197,176	597,310
#	NIBE Industrier AB Series B	344,688	5,219,502
#*	Nobia AB	666,139	2,684,066
	Nolato AB Series B	88,207	1,023,141
#*	Nordic Mines AB	177,844	131,670
	Nordnet AB Series B	385,945	956,037
	OEM International AB Series B	45,688	443,327
#*	Orexo AB	76,505	554,507
	Oriflame Cosmetics SA SDR	152,281	4,208,214
*	PA Resources AB	2,515,097	171,273
*	Partnertech AB	26,634	89,945
#	Peab AB Series B	714,633	3,374,657
	Poolia AB Series B	26,319	47,307
#	Pricer AB Series B	452,718	600,822
	ProAct IT Group AB	31,571	452,242
	Probi AB	28,553	211,970
	Proffice AB Series B	261,425	756,825
*	RaySearch Laboratories AB	73,879	198,455
	Readsoft AB Series B	87,941	259,881
*	Rederi AB Transatlantic	112,133	98,534
*	Rezidor Hotel Group AB	347,496	1,237,087
*	RNB Retail & Brands AB	411,548	120,819
	Rottneros AB	207,512	57,856
	Saab AB Series B	253,292	4,818,837
	Sagax AB	3,119	82,430
#*	SAS AB	581,421	566,117
*	Sectra AB	22,873	141,617
*	Securitas AB Series B	1,133,353	8,253,893
*	Semcon AB	63,596	423,744
	Sigma AB Series B	20,898	16,772
	Sintercast AB	13,048	88,841
	Skistar AB	97,008	1,165,722
#	SSAB AB Series A	824,806	5,908,719
	SSAB AB Series B	304,782	1,884,924
	Studsvik AB	18,826	72,542
	Sweco AB Series B	187,009	1,969,767
*	Swedish Orphan Biovitrum AB	596,468	3,367,947
	Swedol AB Class B	29,796	101,096
	Systemair AB	18,266	211,204
*	TradeDoubler AB	181,607	319,354
*	Transmode Holding AB	11,431	118,698
	Trelleborg AB Series B	999,202	10,888,078
#	Unibet Group P.L.C. SDR	134,781	3,801,141
	Uniflex AB Series B	17,950	77,003
	VBG AB Series B	137	1,666
	Vitrolife AB	60,303	395,952
	Wallenstam AB Series B	398,541	4,380,964
	Wihlborgs Fastigheter AB	288,130	4,398,197
#*	Xvivo Perfusion AB	60,303	245,470
TOTAL SWEDEN			237,496,908

22

The Continental Small Company Series
continued

		Shares	Value††
SWITZERLAND — (12.3%)
	Acino Holding AG	15,421	$1,890,822
*	Addex Pharmaceuticals, Ltd.	1,491	16,972
*	Advanced Digital Broadcast Holdings SA	2,024	28,264
*	AFG Arbonia-Forster Holding AG	48,048	1,089,029
	Allreal Holding AG	42,229	6,384,386
	ALSO-Actebis Holding AG	16,195	789,410
	AMS AG	35,754	3,808,754
	APG SGA SA	5,937	1,131,059
	Aryzta AG	130,432	6,516,059
	Ascom Holding AG	160,822	1,375,641
*	Autoneum Holding AG	15,956	816,084
#	Bachem Holdings AG	24,136	967,880
	Baloise Holding AG	13,573	1,132,884
	Bank Coop AG	31,671	1,877,126
	Banque Cantonale de Geneve SA	4,021	889,682
	Banque Cantonale du Jura SA	4,442	310,906
	Banque Cantonale Vaudoise AG	5,168	2,740,561
	Banque Privee Edmond de Rothschild SA	157	3,200,291
	Barry Callebaut AG	2,352	2,246,322
*	Basilea Pharmaceutica AG	21,943	1,079,073
#	Basler Kantonalbank AG	192	20,892
	Belimo Holdings AG	1,851	3,262,423
	Bell AG	177	376,291
	Bellevue Group AG	27,519	274,508
#	Berner Kantonalbank AG	23,232	6,326,813
	BKW AG	27,437	1,061,431
*	Bobst Group AG	39,735	1,213,284
	Bossard Holding AG	9,822	1,317,189
	Bucher Industries AG	33,342	6,256,438
	Burckhardt Compression Holding AG	9,355	2,681,322
	Burkhalter Holding AG	1,159	379,550
	Calida Holding AG	5,995	164,340
	Carlo Gavazzi Holding AG	1,069	223,647
	Centralschweizerische Kraftwerke AG	122	43,345
*	Cham Paper Holding AG	791	134,471
*	Charles Voegele Holding AG	32,044	568,815
*	Cicor Technologies	4,889	167,219
	Cie Financiere Tradition SA	8,027	486,941
#	Clariant AG	903,053	9,677,105
	Coltene Holding AG	16,008	465,625
	Conzzeta AG	1,345	2,472,203
*	Cosmo Pharmaceuticals SpA	665	20,217
	Daetwyler Holding AG	29,754	2,588,567
#*	Dufry AG	77,241	9,824,040
#	EFG International AG	205,905	1,883,077
*	ELMA Electronic AG	472	207,078
	Emmi AG	13,244	3,289,846
	EMS-Chemie Holding AG	21,344	5,149,691
	Energiedienst Holding AG	71,249	3,233,684
	Flughafen Zuerich AG	15,028	6,431,100
	Forbo Holding AG	6,494	4,104,208
	Galenica Holding AG	18,828	11,057,552
*	GAM Holding AG	780,910	10,921,334
	Gategroup Holding AG	88,404	2,342,953
	George Fisher AG	15,889	5,582,685
*	Gottex Fund Management Holdings, Ltd.	824	2,393
	Gurit Holding AG	1,799	733,361
	Helvetia Holding AG	22,754	7,989,963
	Huber & Suhner AG	36,607	1,627,790
	Implenia AG	65,242	2,770,127
	Inficon Holding AG	6,097	1,304,260

23

The Continental Small Company Series
continued

		Shares	Value††
SWITZERLAND — (Continued)
	Interroll Holding AG	2,404	$907,578
	Intershop Holding AG	3,991	1,388,540
	Jungfraubahn Holding AG	1,336	90,087
#	Kaba Holding AG	11,858	4,483,878
*	Kardex AG	21,055	555,718
	Komax Holding AG	11,434	831,589
	Kudelski SA	173,269	1,894,556
*	Kuoni Reisen Holding AG Series B	14,420	3,856,152
#	LEM Holding SA	3,667	1,843,433
*	Liechtensteinische Landesbank AG	11,378	371,085
*	LifeWatch AG	53,006	423,311
#	Logitech International SA	676,961	4,902,474
	Lonza Group AG	206,376	10,467,022
	Luzerner Kantonalbank AG	17,399	6,296,506
*	MCH Group AG	116	6,000
#	Metall Zug AG	391	822,083
#*	Meyer Burger Technology AG	222,481	2,161,994
	Micronas Semiconductor Holding AG	155,041	1,333,145
	Mikron Holding AG	585	3,380
	Mobilezone Holding AG	138,514	1,450,683
	Mobimo Holding AG	25,751	5,971,639
*	Myriad Group AG	75,277	202,109
	Nobel Biocare Holding AG	478,680	4,288,009
*	OC Oerlikon Corp. AG	637,624	6,421,927
*	Orascom Development Holding AG	12,879	220,309
	Orell Fuessli Holding AG	4,930	513,417
	Orior AG	14,800	773,482
	Panalpina Welttransport Holding AG	45,690	4,321,551
*	Parco Industriale e Immobiliare SA	600	2,255
	Phoenix Mecano AG	3,100	1,529,519
	PSP Swiss Property AG	148,327	13,621,861
	PubliGroupe SA	2,764	376,428
	Rieters Holdings AG	15,956	2,551,478
	Romande Energie Holding SA	2,714	3,491,767
	Schaffner Holding AG	2,066	511,926
#	Schmolz & Bickenbach AG	139,656	528,150
	Schweiter Technologies AG	4,424	2,166,411
	Schweizerische National-Versicherungs-Gesellschaft AG	54,960	2,223,247
*	Siegfried Holding AG	13,144	1,638,472
	Societa Elettrica Sopracenerina SA	2,340	458,579
	St. Galler Kantonalbank AG	10,021	4,108,852
#	Straumann Holding AG	24,168	2,978,065
	Sulzer AG	30,255	4,387,187
	Swiss Life Holding AG	102,976	13,004,543
	Swisslog Holding AG	914,407	982,296
	Swissquote Group Holding SA	47,450	1,465,017
	Tamedia AG	14,891	1,664,227
	Tecan Group AG	39,704	2,962,819
*	Temenos Group AG	207,131	3,412,156
*	Tornos Holding AG	38,028	263,372
	U-Blox AG	19,001	841,719
*	Valartis Group AG	936	18,620
	Valiant Holding AG	47,292	4,658,021
	Valora Holding AG	12,202	2,319,287
*	Vaudoise Assurances Holding SA	3,614	1,118,705
	Verwaltungs und Privat-Bank AG	8,823	658,230
	Vetropack Holding AG	488	832,070
	Villars Holding SA	150	78,607
#*	Von Roll Holding AG	187,632	424,720
	Vontobel Holdings AG	121,104	3,377,433
	VZ Holding AG	801	95,517

24

The Continental Small Company Series
continued

		Shares	Value††
SWITZERLAND — (Continued)
	Walliser Kantonalbank AG	1,416	$1,334,092
	WMH Walter Meier Holding AG	4,738	1,063,028
	Ypsomed Holdings AG	8,003	476,006
	Zehnder Group AG	39,704	2,338,328
*	Zueblin Immobilien Holding AG	261,040	781,644
*	Zug Estates Holding AG Class B	258	339,820
	Zuger Kantonalbank AG	623	3,271,664
TOTAL SWITZERLAND			312,086,778

UNITED KINGDOM — (0.1%)
	United Drug P.L.C.	888,565	3,239,110
TOTAL COMMON STOCKS			2,237,475,092
RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*	Agfa-Gevaert NV STRIP VVPR	122,950	159
*	Deceuninck NV STRIP VVPR	247,412	321
*	Nyrstar NV STRIP VVPR	178,031	231
*	RealDolmen NV STRIP VVPR (5640683)	20	—
*	RealDolmen NV STRIP VVPR (B3B08L5)	6,067	8
*	SAPEC SA STRIP VVPR	75	68
*	Tessenderlo Chemie NV STRIP VVPR	9,955	452
*	Zenitel NV STRIP VVPR	8,654	11
TOTAL BELGIUM			1,250

ITALY — (0.0%)
*	Seat Pagine Gialle SpA Warrants 08/31/14	2,988,837	8,763
TOTAL RIGHTS/WARRANTS			10,013

		Shares/
		Face
		Amount	Value†
		(000)
SECURITIES LENDING COLLATERAL — (11.6%)
§@	DFA Short Term Investment Fund	25,324,114	293,000,000
@	Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12 (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at $1,011,182) to be repurchased at $991,365	$991	991,355

TOTAL SECURITIES LENDING COLLATERAL			293,991,355

TOTAL INVESTMENTS — (100.0%)
(Cost $2,583,421,711)			$2,531,476,460

25

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2012

		Shares	Value††
COMMON STOCKS — (75.6%)
Consumer Discretionary — (8.5%)
	Aimia, Inc.	310,251	$4,647,164
	AlarmForce Industries, Inc.	4,310	49,584
	Astral Media, Inc. Class A	197,447	8,081,736
	AutoCanada, Inc.	30,477	424,160
#*	Ballard Power Systems, Inc.	559,352	403,237
	BMTC Group, Inc. Class A	16,581	235,579
	Brick, Ltd. (The)	203,090	671,036
*	Brookfield Residential Properties, Inc.	13,737	237,535
#	Cineplex, Inc.	241,959	7,510,117
#*	Coastal Contacts, Inc.	117,872	826,140
	Cogeco Cable, Inc.	61,264	2,340,760
	Cogeco, Inc.	8,522	285,759
#	Corus Entertainment, Inc. Class B	304,900	6,902,417
*	DHX Media, Ltd.	12,600	22,078
	Dollarama, Inc.	57,546	3,635,121
	Dorel Industries, Inc. Class B	111,100	3,972,346
	easyhome, Ltd.	3,600	22,889
	Gamehost, Inc.	10,774	136,462
	Glacier Media, Inc.	137,300	254,323
	Glentel, Inc.	65,122	1,075,206
*	Great Canadian Gaming Corp.	293,000	2,816,320
#*	Imax Corp.	260,537	5,874,637
	Indigo Books & Music, Inc.	746	7,462
	Le Chateau, Inc. Class A	59,800	233,512
	Leon’s Furniture, Ltd.	143,275	1,661,201
	Linamar Corp.	200,980	4,427,094
*	Martinrea International, Inc.	318,256	2,287,938
*	MEGA Brands, Inc.	41,106	400,462
#*	Mood Media Corp.	208,174	487,737
*	MTY Food Group, Inc.	1,500	29,437
	Quebecor, Inc. Class B	97,793	3,411,372
	Reitmans Canada, Ltd.	14,256	173,855
	Reitmans Canada, Ltd. Class A	204,000	2,536,851
#	RONA, Inc.	677,175	6,956,511
*	Sears Canada, Inc.	8,849	102,688
	Torstar Corp. Class B	236,877	1,909,246
*	TVA Group, Inc. Class B	7,000	49,412
#	Uni-Select, Inc.	63,381	1,455,145
#	Whistler Blackcomb Holdings, Inc.	23,437	279,249
Total Consumer Discretionary			76,833,778

Consumer Staples — (2.5%)
#	Alliance Grain Traders, Inc.	73,950	1,021,787
	Andrew Peller, Ltd. Class A	400	4,005
*	Atrium Innovations, Inc.	130,236	1,341,806
	Canada Bread Co., Ltd.	13,521	679,198
	Colabor Group, Inc.	72,724	609,462
	Corby Distilleries, Ltd. Class A	70,235	1,227,838
*	Cott Corp.	473,596	3,618,060
	High Liner Foods, Inc.	7,297	178,270
	Liquor Stores N.A., Ltd.	86,917	1,596,053
	Maple Leaf Foods, Inc.	387,979	4,311,957
#	North West Co., Inc. (The)	188,473	4,415,788
#	Premium Brands Holdings Corp.	86,016	1,565,728
	Rogers Sugar, Inc.	216,966	1,362,079
*	SunOpta, Inc.	205,185	1,230,596
*	Sun-Rype Products, Ltd.	100	606
Total Consumer Staples			23,163,233

1

The Canadian Small Company Series
continued

		Shares	Value††
Energy — (19.2%)
*	Advantage Oil & Gas, Ltd.	1,098,231	$3,958,580
	Akita Drilling, Ltd. Class A	42,000	464,681
#*	Anderson Energy, Ltd.	722,895	235,235
*	Angle Energy, Inc.	310,632	1,166,328
#*	Antrim Energy, Inc.	680,756	565,735
*	Arsenal Energy, Inc.	533,150	325,629
#	AvenEx Energy Corp.	174,033	601,165
#*	Bankers Petroleum, Ltd.	942,620	2,680,391
*	Bellatrix Exploration, Ltd.	569,051	2,370,215
*	Bengal Energy, Ltd.	600	469
#*	Birchcliff Energy, Ltd.	359,000	2,943,890
#*	BlackPearl Resources, Inc.	1,165,485	3,979,278
#*	BNK Petroleum, Inc.	290,319	188,944
#	Bonterra Energy Corp.	61,962	2,779,372
*	C&C Energia, Ltd.	90,405	526,816
	Calfrac Well Services, Ltd.	138,582	3,178,887
#*	Calmena Energy Services, Inc.	119,771	24,584
*	Calvalley Petroleums, Inc. Class A	348,139	766,864
#*	Canacol Energy, Ltd.	1,262,416	448,719
#	Canadian Energy Services & Technology Corp.	179,083	1,836,105
*	CanElson Drilling, Inc.	8,100	38,523
#	Canyon Services Group, Inc.	190,870	2,041,043
#	Cathedral Energy Services, Ltd.	140,033	841,250
*	Celtic Exploration, Ltd.	323,700	8,452,662
*	Cequence Energy, Ltd.	524,063	970,730
*	Chinook Energy, Inc.	131,919	244,356
#*	Connacher Oil & Gas, Ltd.	2,187,935	985,803
#*	Corridor Resources, Inc.	367,780	272,498
#*	Crew Energy, Inc.	416,069	3,203,575
*	Crocotta Energy, Inc.	202,420	652,608
*	Crown Point Energy, Inc.	6,915	2,527
#*	DeeThree Exploration, Ltd.	314,494	2,179,022
#*	Delphi Energy Corp.	564,604	763,169
#*	Denison Mines Corp.	2,168,583	2,800,973
#	Enbridge Income Fund Holdings, Inc.	133,783	3,114,348
#	Enerflex, Ltd.	279,959	3,231,967
	Ensign Energy Services, Inc.	226,952	3,392,634
#*	Epsilon Energy, Ltd.	211,658	608,219
*	Equal Energy, Ltd.	121,446	375,738
*	Essential Energy Services, Ltd.	478,578	1,015,855
#*	Fairborne Energy, Ltd.	544,251	866,442
#*	Forsys Metals Corp.	109,974	79,280
*	Gran Tierra Energy, Inc.	1,065,607	5,366,712
#*	Ithaca Energy, Inc.	485,500	938,188
#*	Ivanhoe Energy, Inc.	988,849	613,854
*	Laramide Resources, Ltd.	20,368	18,558
*	Legacy Oil & Gas, Inc.	530,751	3,794,305
*	Long Run Exploration, Ltd.	439,756	1,805,256
*	Mega Uranium, Ltd.	796,410	119,611
*	MGM Energy Corp.	19,000	4,471
	Mullen Group, Ltd.	312,028	6,470,188
*	Niko Resources, Ltd.	137,364	1,749,457
#*	North American Energy Partners, Inc.	60,356	179,482
#*	Nuvista Energy, Ltd.	481,347	2,515,776
#*	Pace Oil & Gas, Ltd.	199,507	561,316
#*	Paramount Resources, Ltd. Class A	27,330	924,910
*	Parex Resources, Inc.	184,101	827,648
#	Parkland Fuel Corp.	265,671	4,532,700
	Pason Systems, Inc.	259,107	4,220,947
#	Pembina Pipeline Corp.	94,580	2,644,912
#	Pengrowth Energy Corp.	410,832	2,463,964

2

The Canadian Small Company Series
continued

		Shares	Value††
Energy — (Continued)
#*	Perpetual Energy, Inc.	395,093	$577,558
#	PetroBakken Energy, Ltd. Class A	186,105	2,349,721
#*	Petrobank Energy & Resources, Ltd.	425,702	5,847,941
#	Petrominerales, Ltd.	366,131	2,936,380
#	Peyto Exploration & Development Corp.	80,520	1,967,156
#	PHX Energy Services Corp.	67,529	574,715
*	Pine Cliff Energy, Ltd.	63,810	41,528
#	Poseidon Concepts Corp.	165,977	2,454,548
	Progress Energy Resources Corp.	13,766	277,319
#	Pulse Seismic, Inc.	271,180	705,950
#*	Questerre Energy Corp. Class A	736,160	545,440
*	RMP Energy, Inc.	477,526	1,109,247
#*	Rock Energy, Inc.	114,652	132,015
#	Savanna Energy Services Corp.	355,777	2,475,745
*	Second Wave Petroleum, Inc.	12,200	9,650
#*	Secure Energy Services, Inc.	254,412	2,432,675
	ShawCor, Ltd. Class A	212,900	9,485,907
*	Sonde Resources Corp.	87,173	82,045
#*	Southern Pacific Resource Corp.	1,650,425	2,230,862
#*	SouthGobi Resources, Ltd.	455,682	926,192
#*	Sprott Resource Corp.	410,237	1,597,819
	Strad Energy Services, Ltd.	9,200	38,965
*	Surge Energy, Inc.	217,909	1,472,727
*	TAG Oil, Ltd.	43,300	303,479
#*	Tethys Petroleum, Ltd.	340,989	184,364
	Total Energy Services, Inc.	124,973	1,895,711
*	TransGlobe Energy Corp.	286,808	3,089,916
#	Trican Well Service, Ltd.	564,307	6,734,958
	Trinidad Drilling, Ltd.	506,051	3,354,250
#*	Tuscany International Drilling, Inc.	275,042	85,370
#	Twin Butte Energy, Ltd.	799,666	2,377,980
*	UEX Corp.	608,088	334,867
#*	Uranium One, Inc.	42,037	91,334
#*	Ur-Energy, Inc.	309,416	278,823
#	Veresen, Inc.	278,043	3,588,460
#	Vero Energy, Inc.	231,935	622,364
*	Western Energy Services Corp.	17,900	128,145
#*	Whitecap Resources, Inc.	490,635	3,905,430
#*	Winstar Resources, Ltd.	78,401	257,477
*	Xtreme Drilling & Coil Services Corp.	128,043	179,485
#	Zargon Oil & Gas, Ltd.	105,225	902,907
	ZCL Composite, Inc.	93,500	461,532
Total Energy			173,976,321

Financials — (5.9%)
#	AGF Management, Ltd. Class B	334,079	3,334,936
*	Alaris Royalty Corp.	5,513	124,198
	Altus Group, Ltd.	40,245	329,616
#	Brookfield Real Estate Services, Inc.	8,075	97,991
	Canaccord Financial, Inc.	327,281	1,635,176
#	Canadian Western Bank	271,572	8,037,715
#	Cash Store Financial Services, Inc. (The)	51,170	246,948
	Clairvest Group, Inc.	1,900	33,853
#	Davis & Henderson Corp.	239,699	5,030,379
*	EGI Financial Holdings, Inc.	14,650	130,548
	E-L Financial Corp., Ltd.	1,043	417,273
	Equitable Group, Inc.	52,295	1,549,869
*	Equity Financial Holdings, Inc.	800	6,440
	Fiera Capital Corp.	36,300	290,763
	Firm Capital Mortgage Investment Corp.	2,494	34,161
	First National Financial Corp.	20,340	345,194

3

The Canadian Small Company Series
continued

		Shares	Value††
Financials — (Continued)
*	FirstService Corp.	135,548	$3,896,454
#*	Genesis Land Development Corp.	70,317	242,193
	Genworth MI Canada, Inc.	149,254	3,057,559
	Gluskin Sheff & Associates, Inc.	62,507	898,098
#	GMP Capital, Inc.	264,670	1,393,907
	Granite Real Estate, Inc.	143,257	5,252,637
	Guardian Capital Group, Ltd. Class A	11,327	114,092
#	Home Capital Group, Inc.	120,600	6,140,185
#	Killam Properties, Inc.	206,566	2,665,968
*	Kingsway Financial Services, Inc.	46,281	153,846
	Laurentian Bank of Canada	109,624	4,878,885
#*	Mainstreet Equity Corp.	13,494	428,160
	Melcor Developments, Ltd.	12,081	186,280
*	Pacific & Western Credit Corp.	8,800	13,657
#	Sprott Resource Lending Corp.	750,703	1,067,332
	Sprott, Inc.	248,356	1,099,107
*	TMX Group, Ltd.	10,056	514,303
Total Financials			53,647,723

Health Care — (1.6%)
*	AEterna Zentaris, Inc.	54,327	116,949
*	Amica Mature Lifestyles, Inc.	1,600	15,331
*	Bioniche Life Sciences, Inc.	46,000	21,186
#*	Burcon NutraScience Corp.	57,338	243,991
*	Cangene Corp.	140,432	232,003
*	Cardiome Pharma Corp.	53,665	15,045
#	CML HealthCare, Inc.	356,997	3,027,549
*	Helix BioPharma Corp.	1,954	1,819
#*	IMRIS, Inc.	88,979	358,143
#	Leisureworld Senior Care Corp.	109,653	1,376,770
#	Medical Facilities Corp.	10,510	149,429
#	Nordion, Inc.	464,108	3,020,478
*	Oncolytics Biotech, Inc.	194,221	402,541
*	Paladin Labs, Inc.	50,700	2,163,538
*	Patheon, Inc.	18,420	68,424
*	ProMetic Life Sciences, Inc.	247,137	34,642
*	QLT, Inc.	226,610	1,703,971
#*	Resverlogix Corp.	112,020	234,415
#*	Theratechnologies, Inc.	277,500	86,133
*	Transition Therapeutics, Inc.	50,610	114,522
*	TSO3, Inc.	187,345	196,958
#*	YM Biosciences, Inc.	343,095	553,074
Total Health Care			14,136,911

Industrials — (9.0%)
#	Aecon Group, Inc.	242,867	2,798,898
#	AG Growth International, Inc.	61,828	1,981,591
*	Air Canada Class A	313,328	555,285
	Algoma Central Corp.	2,669	315,336
#*	Armtec Infrastructure, Inc.	48,017	110,577
*	ATS Automation Tooling System, Inc.	370,020	3,445,493
	Badger Daylighting, Ltd.	12,046	351,339
#	Bird Construction, Inc.	97,110	1,417,636
#	Black Diamond Group, Ltd.	119,791	2,588,325
#	CanWel Building Materials Group, Ltd.	95,000	252,065
	Cervus Equipment Corp.	500	10,643
	Chorus Aviation, Inc.	3,981	12,197
	Churchill Corp. Class A (The)	91,759	771,740
	Clarke, Inc.	44,894	198,230
	Contrans Group, Inc. Class A	89,385	839,481
	DirectCash Payments, Inc.	26,395	642,201

4

The Canadian Small Company Series
continued

		Shares	Value††
Industrials — (Continued)
#	Exchange Income Corp.	31,527	$830,198
	Exco Technologies, Ltd.	22,200	108,027
*	Garda World Security Corp. Class A	114,740	1,375,157
	Genivar, Inc.	129,906	2,836,796
*	GLV, Inc. Class A	86,250	193,442
*	Heroux-Devtek, Inc.	98,475	1,309,385
	HNZ Group, Inc.	21,888	542,187
	Horizon North Logistics, Inc.	330,070	2,524,891
	IBI Group, Inc.	32,601	303,569
	K-Bro Linen, Inc.	10,198	299,175
#	Morneau Shepell, Inc.	127,575	1,641,390
	New Flyer Industries, Inc.	7,700	59,750
	Newalta Corp.	166,722	2,345,376
	Richelieu Hardware, Ltd.	63,793	2,218,304
#	Ritchie Brothers Auctioneers, Inc.	244,637	5,425,491
	Rocky Mountain Dealerships, Inc.	55,341	608,959
#	Russel Metals, Inc.	246,300	6,880,370
	Stantec, Inc.	182,098	6,272,011
#	Student Transportation, Inc.	264,696	1,701,475
#	Superior Plus Corp.	559,647	5,468,991
	Toromont Industries, Ltd.	274,167	5,380,399
	Transcontinental, Inc. Class A	287,702	2,967,039
	TransForce, Inc.	314,697	5,744,106
	Vicwest, Inc.	32,393	384,337
#	Wajax Corp.	67,648	3,027,650
	WaterFurnace Renewable Energy, Inc.	31,626	524,065
	Westjet Airlines, Ltd.	1,420	25,592
#*	Westport Innovations, Inc.	158,805	4,436,205
Total Industrials			81,725,374

Information Technology — (3.9%)
*	5N Plus, Inc.	183,848	404,972
	Aastra Technologies, Ltd.	32,028	525,917
*	Absolute Software Corp.	175,557	703,107
	Calian Technologies, Ltd.	16,706	343,738
*	Celestica, Inc.	874,907	6,351,015
*	COM DEV International, Ltd.	309,553	945,318
	Computer Modelling Group, Ltd.	127,087	2,513,110
	Constellation Software, Inc.	36,819	4,223,264
*	Descartes Systems Group, Inc. (The)	241,645	2,104,943
#*	DragonWave, Inc.	159,183	393,674
	Enghouse Systems, Ltd.	52,143	743,968
	Evertz Technologies, Ltd.	133,981	1,943,814
*	EXFO, Inc.	101,377	456,767
*	Hemisphere GPS, Inc.	20,300	14,025
	MacDonald Dettweiler & Associates, Ltd.	128,853	7,224,799
	Mediagrif Interactive Technologies, Inc.	6,876	122,133
*	Points International, Ltd.	53,347	496,748
*	Redknee Solutions, Inc.	122,928	180,930
#*	Sandvine Corp.	590,976	704,142
*	Sierra Wireless, Inc.	127,100	1,018,073
*	Smart Technologies, Inc. Class A	13,981	18,898
	Softchoice Corp.	21,172	262,225
*	Vecima Network, Inc.	21,676	113,290
#	Wi-Lan, Inc.	671,909	3,579,030
*	Wireless Matrix Corp.	111,939	66,127
Total Information Technology			35,454,027

Materials — (21.4%)
	Aberdeen International, Inc.	122,333	42,870
#*	Ainsworth Lumber Co., Ltd.	229,138	619,447

5

The Canadian Small Company Series
continued

		Shares	Value††
Materials — (Continued)
*	Alacer Gold Corp.	423,558	$2,324,003
#	Alamos Gold, Inc.	382,920	7,495,455
*	Alexco Resource Corp.	272,868	1,051,857
#*	Almaden Minerals, Ltd.	98,343	251,089
*	Altius Minerals Corp.	112,600	1,167,996
	Amerigo Resources, Ltd.	522,854	303,635
#*	Argonaut Gold, Inc.	368,728	3,924,484
#*	Atna Resource, Ltd.	507,501	660,577
#*	Augusta Resource Corp.	308,545	834,114
#*	Aura Minerals, Inc.	530,169	159,250
#*	AuRico Gold, Inc.	892,052	7,449,025
#*	Aurizon Mines, Ltd.	694,168	3,176,318
#*	Avalon Rare Metals, Inc.	352,025	563,945
#*	B2Gold Corp.	1,401,050	5,793,578
#*	Brigus Gold Corp.	717,805	697,142
*	Canada Lithium Corp.	652,000	417,802
*	Canadian Zinc Corp.	32,925	14,835
*	Canam Group, Inc. Class A	194,100	1,088,320
	Canexus Corp.	409,254	3,515,794
*	Canfor Corp.	411,155	5,862,175
#	Canfor Pulp Products, Inc.	202,846	1,838,054
#*	Capstone Mining Corp.	1,198,432	2,963,832
*	Cardero Resource Corp.	319,643	176,024
*	Carpathian Gold, Inc.	587,371	179,372
	Cascades, Inc.	489,976	2,394,075
#	CCL Industries, Inc. Class B	107,585	3,983,473
#*	China Gold International Resources Corp., Ltd.	722,757	3,075,562
*	Claude Resources, Inc.	934,700	673,826
#*	Cline Mining Corp.	519,100	135,135
*	Colossus Minerals, Inc.	219,716	1,247,349
#*	Copper Mountain Mining Corp.	366,515	1,482,574
#*	Duluth Metals, Ltd.	388,214	874,575
#*	Dundee Precious Metals, Inc.	410,967	3,781,514
#*	Dynasty Metals & Mining, Inc.	108,369	213,754
#*	Eastern Platinum, Ltd.	3,177,460	524,937
*	Eastmain Resources, Inc.	274,250	233,404
#*	Eco Oro Minerals Corp.	261,445	319,362
*	EcoSynthetix, Inc.	1,500	4,446
#*	Endeavour Mining Corp.	1,378,843	3,175,309
#*	Endeavour Silver Corp.	389,940	3,541,182
#*	Energy Fuels, Inc.	2,398,488	408,253
#*	Entree Gold, Inc.	286,898	132,138
#*	Excellon Resources, Inc.	870,400	374,740
#*	Exeter Resource Corp.	70,137	98,315
*	First Majestic Silver Corp.	431,070	9,965,869
*	Formation Metals, Inc.	140,581	36,597
*	Fortress Paper, Ltd. Class A	69,284	903,900
#*	Fortuna Silver Mines, Inc.	481,068	2,668,452
*	Fortune Minerals, Ltd.	214,672	103,172
#*	Golden Star Resources, Ltd.	1,045,709	2,104,506
#*	Goldgroup Mining, Inc.	112,715	42,885
*	Great Basin Gold, Ltd.	1,537,875	123,184
#*	Great Panther Silver, Ltd.	675,880	1,346,685
#*	Guyana Goldfields, Inc.	297,242	883,914
*	Hanfeng Evergreen, Inc.	47,637	78,938
*	Harry Winston Diamond Corp.	284,763	4,085,761
*	High River Gold Mines, Ltd.	600,542	835,798
#	HudBay Minerals, Inc.	734,374	6,816,167
*	Imperial Metals Corp.	181,428	2,319,735
#*	Inter-Citic Minerals, Inc.	283,484	567,678
*	International Forest Products, Ltd. Class A	201,050	1,288,330

6

The Canadian Small Company Series
continued

		Shares	Value††
Materials — (Continued)
#*	International Minerals Corp.	75,200	$425,412
#*	International Tower Hill Mines, Ltd.	220,027	533,132
	Intertape Polymer Group, Inc.	270,787	1,881,614
#*	Jaguar Mining, Inc.	274,437	283,024
#*	Katanga Mining, Ltd.	1,007,162	484,043
*	Keegan Resources, Inc.	271,644	1,071,617
#*	Kimber Resources, Inc.	21,200	12,736
#*	Kirkland Lake Gold, Inc.	247,980	2,448,143
#*	Labrador Iron Mines Holdings, Ltd.	123,133	118,356
#*	Lake Shore Gold Corp.	1,419,989	1,137,413
#*	MAG Silver Corp.	156,360	1,991,388
#	Major Drilling Group International, Inc.	322,900	3,339,732
*	MBAC Fertilizer Corp.	80,639	258,368
#*	Mercator Minerals, Ltd.	905,221	448,645
#	Migao Corp.	164,100	377,902
*	Minco Base Metals Corp.	2,780	—
#*	Minco Silver Corp.	125,224	240,731
*	Minera Andes Acquisition Corp.	316,695	1,531,551
#*	Nautilus Minerals, Inc.	89,354	62,626
#*	Nevada Copper Corp.	160,491	564,028
*	Nevsun Resources, Ltd.	308,402	1,460,567
*	New Millennium Iron Corp.	23,800	32,647
*	NGEx Resources, Inc.	260,900	820,251
#*	Norbord, Inc.	112,168	2,331,522
#*	North American Palladium, Ltd.	565,789	866,741
*	Northern Dynasty Minerals, Ltd.	148,624	528,276
*	NovaCopper, Inc.	46,923	103,830
#*	NovaGold Resources, Inc.	845,155	4,104,132
#*	OceanaGold Corp.	1,151,416	4,035,000
*	Oromin Explorations, Ltd.	168,799	133,518
#*	Orvana Minerals Corp.	302,452	263,463
*	Peregrine Diamonds, Ltd.	120,403	66,305
*	Petaquilla Minerals, Ltd.	528,482	338,652
*	Phoscan Chemical Corp.	432,579	125,605
#*	Pilot Gold, Inc.	76,450	120,177
#*	Platinum Group Metals, Ltd.	241,887	244,612
#*	PolyMet Mining Corp.	423,377	462,058
#*	Primero Mining Corp.	230,277	1,708,488
#*	Queenston Mining, Inc.	220,773	901,881
*	Resolute Forest Products	2,488	30,342
*	Richmont Mines, Inc.	114,244	455,260
#*	Rubicon Minerals Corp.	508,405	1,802,006
#*	Sabina Gold & Silver Corp.	383,055	1,112,250
#*	San Gold Corp.	1,018,995	999,865
#*	Scorpio Mining Corp.	842,899	886,152
#*	Seabridge Gold, Inc.	121,852	2,088,717
#	SEMAFO, Inc.	978,485	3,918,839
	Sherritt International Corp.	1,571,926	6,799,219
*	Shore Gold, Inc.	364,464	82,107
#*	Silver Standard Resources, Inc.	340,397	5,170,285
*	St. Andrew Goldfields, Ltd.	646,028	294,311
	Stella-Jones, Inc.	33,040	2,015,316
*	Stornoway Diamond Corp.	297,297	181,578
#*	Sulliden Gold Corp., Ltd.	659,525	607,522
#*	Tanzanian Royalty Exploration Corp.	350,339	1,771,426
*	Taseko Mines, Ltd.	810,234	2,214,707
*	Tembec, Inc.	358,859	812,036
*	Teranga Gold Corp.	109,840	235,352
#*	Thompson Creek Metals Co., Inc.	650,871	1,707,416
*	Timminco, Ltd.	69,822	84
*	Timmins Gold Corp.	435,398	1,342,704

7

The Canadian Small Company Series
continued

		Shares	Value††
Materials — (Continued)
*	Torex Gold Resources, Inc.	23,993	$49,968
#*	Veris Gold Corp.	174,268	526,948
*	Virginia Mines, Inc.	95,762	1,028,812
*	Wesdome Gold Mines, Ltd.	325,464	306,319
#	West Fraser Timber Co., Ltd.	126,174	7,641,818
*	Western Forest Products, Inc.	221,019	289,897
	Winpak, Ltd.	67,395	1,059,426
Total Materials			194,705,355

Telecommunication Services — (0.4%)
*	AXIA NetMedia Corp.	182,767	226,915
	Manitoba Telecom Services, Inc.	89,417	3,001,904
Total Telecommunication Services			3,228,819

Utilities — (3.2%)
#	Algonquin Power & Utilities Corp.	574,574	3,975,275
*	Alterra Power Corp.	1,033,070	449,948
*	Boralex, Inc. Class A	97,733	944,304
	Capital Power Corp.	287,449	6,161,986
	Capstone Infrastructure Corp.	277,990	1,146,752
#	Innergex Renewable Energy, Inc.	291,261	3,167,053
#	Just Energy Group, Inc.	583,478	5,970,608
*	Maxim Power Corp.	92,234	159,765
#	Northland Power, Inc.	297,306	5,763,048
*	Ram Power Corp.	577,537	167,695
#*	Valener, Inc.	98,899	1,576,443
Total Utilities			29,482,877
TOTAL COMMON STOCKS			686,354,418

RIGHTS/WARRANTS — (0.0%)
#*	Duluth Metals, Ltd. Warrants 01/18/13	24,225	10,915
*	MGM Energy Corp. Rights 12/04/12	19,000	1,807
TOTAL RIGHTS/WARRANTS			12,722

		Shares/
		Face
		Amount	Value†
		(000)
SECURITIES LENDING COLLATERAL — (24.4%)
§@	DFA Short Term Investment Fund	19,101,124	221,000,000
@	Repurchase Agreement, Deutsche Bank Securities, Inc. 0.35%, 11/01/12 (Collateralized by FNMA 4.000%, 05/01/42 & 5.000%, 01/01/39, valued at $448,986) to be repurchased at $440,186	$440	440,182

TOTAL SECURITIES LENDING COLLATERAL			221,440,182

TOTAL INVESTMENTS — (100.0%)
(Cost $996,859,895)			$907,807,322
8

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	March 1, 2013

By:	/s/ Michael Clinton
Michael Clinton
Treasurer and Chief Financial and Accounting Officer

Date:	March 1, 2013